UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22811

Bridge Builder Trust

(Exact name of registrant as specified in charter)

Bridge Builder Trust

12555 Manchester Road

Des Peres, MO, 63131

(Address of principal executive offices)

Scott K. Richardson, Secretary

Bridge Builder Trust

c/o 12555 Manchester Road

Des Peres, MO 63131

(Name and address of Agent for service)

Registrant’s telephone number, including area code: (314) 515-0790

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.    REPORT TO SHAREHOLDERS

The following is a copy of the Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30e-1).

BridgeBuilderTM
MUTUAL FUNDS
Semiannual Report
December 31, 2020
(Unaudited)
Beginning on February 22, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s shareholder reports are no longer required to be sent by mail, unless you specifically request paper copies of the reports from your Edward Jones financial advisor or from the Fund. Instead, the reports may be made available on a website, and you may be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Edward Jones clients investing in a Fund through Edward Jones Advisory Solutions® may elect to receive shareholder reports and other communications from the Fund electronically by contacting their Edward Jones financial advisor. If you are one of the few direct Fund investors, you may elect to receive shareholder reports and other communications from a Fund electronically by sending an email request to bridgebuilder30e3@edwardjones.com. You may elect to receive all future reports in paper free of charge. If you are an Edward Jones client investing in a Fund through Edward Jones Advisory Solutions®, you should contact your Edward Jones financial advisor to request that you continue to receive paper copies of your shareholder reports, and your election to receive reports in paper will apply to all funds held within your Edward Jones account, including the Bridge Builder Mutual Funds. If you are one of the few direct Fund investors, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by sending an email request to bridgebuilder30e3@edwardjones.com, and your election to receive reports in paper will apply only to all of the Bridge Builder Mutual Funds.
Bridge Builder Core Bond Fund
Bridge Builder Core Plus Bond Fund
Bridge Builder Municipal Bond Fund
Bridge Builder Large Cap Growth Fund
Bridge Builder Large Cap Value Fund
Bridge Builder Small/Mid Cap Growth Fund
Bridge Builder Small/Mid Cap Value Fund
Bridge Builder International Equity Fund

Semiannual Report • December 31, 2020

Bridge Builder Mutual Funds

Letter to Shareholders (Unaudited)

Dear Shareholder,

It is our pleasure to provide you with the Bridge Builder Mutual Funds’ (“Funds,” or individually a “Fund”), semiannual report for the six-month period ended December 31, 2020. In this report you will find fund performance information, summaries of portfolio holdings, financial statements and other important information about each of the Bridge Builder Mutual Funds.

The Bridge Builder Mutual Funds are available exclusively through Edward Jones Advisory Solutions®, an asset allocation program providing investment advisory services and to current and former Trustees of the Trust. Each Bridge Builder Fund uses a multi-manager sub-advised structure, where several asset management firms are selected to invest a portion of the mutual fund’s assets. Each manager within the mutual fund brings a unique perspective and investment approach. The mutual funds are managed according to the key tenets of our investment philosophy: diversification, high quality and a long-term approach.

Over the course of the six months ended December 31, 2020, there were no sub-adviser changes in the Funds.

All of the Bridge Builder Mutual Funds’ sub-advisers are selected by Olive Street Investment Advisers, LLC (“Olive Street”, or “Adviser”), an affiliate of Edward Jones, and approved by the Funds’ Board of Trustees. Olive Street strives to combine complementary investment styles, performance patterns and portfolio characteristics that have generally demonstrated a track record of success.

For additional information about the funds, visit www.bridgebuildermutualfunds.com.

We look forward to playing an important role in helping you pursue your financial goals.

Sincerely,

Bill Fiala Chairman, Bridge Builder Trust

Julius Drelick President, Bridge Builder Trust

Semiannual Report • December 31, 2020	1

Bridge Builder Core Bond Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Summary of the Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, or U.S. corporate issuers. The Fund also invests in asset-backed securities, privately-issued securities, floating rate securities and mortgage-related and mortgage-backed securities. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Robert W. Baird & Co. Inc. utilizes a structured, risk-controlled philosophy with a disciplined duration approach to invest its allocated portion of the Fund’s assets.	J.P. Morgan Investment Management, Inc. incorporates a bottom-up, value-oriented approach in managing its allocated portion of the Fund’s assets.	Loomis, Sayles & Company, L.P. employs an investment philosophy that focuses on relative value investing on a risk-adjusted basis, seeking to add value for clients primarily through security selection while managing top-down risks in the portfolio.	PGIM, Inc. uses a team approach to attempt to add value by tilting toward fixed-income sectors that it believes are attractive and by utilizing its extensive research capabilities to choose attractive fixed-income securities within sectors.

Average Annual Total Returns as of December 31, 2020

	1 Year	5 Years	Since Inception (10/28/2013)
Bridge Builder Core Bond Fund	8.69%	5.02%	4.29%
Bloomberg Barclays U.S. Aggregate Bond Index	7.51%	4.44%	3.84%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.34%(1) and 0.13%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Mortgage-Backed Obligations	32.7%
Corporate Bonds	31.8
Government Related	15.9
Asset-Backed Obligations	11.0
Short-Term Investments	8.6
Preferred Stocks	0.0	*

*	Amount less than 0.05%.

2	Semiannual Report • December 31, 2020

Bridge Builder Core Plus Bond Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Plus Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Summary of the Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, or U.S. corporate issuers. The Fund also invests in asset-backed securities, privately-issued securities, floating rate securities, and mortgage-related and mortgage-backed securities. The Fund may invest in high-yield securities deemed below investment grade, and securities issued by foreign entities, including emerging market securities, and obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Pacific Investment Management Company LLC seeks to achieve the Fund’s investment objective by investing in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by derivatives such as futures, forward foreign currency exchange contracts or swap contracts.	Loomis, Sayles & Company, L.P. generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles may invest significantly in securities the prices of which Loomis Sayles believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. Loomis Sayles also analyzes different sectors of the economy and differences in the yields of various fixed-income securities in an effort to find securities that it believes may produce attractive returns in comparison to these securities’ risks.	Metropolitan West Asset Management, LLC employs a value-oriented fixed-income management philosophy and an investment process predicated on a long-term economic outlook.	T. Rowe Price Associates, Inc. emphasizes the value of in-depth fundamental research, diversification and risk management practices. T. Rowe Price’s strategy integrates top-down sector allocation with bottom-up security selection in pursuit of the Fund’s investment objective.

Average Annual Total Returns of December 31, 2020

	1 Year	5 Years	Since Inception (7/13/2015)
Bridge Builder Core Plus Bond Fund	9.47%	5.29%	4.86%
Bloomberg Barclays U.S. Aggregate Bond Index	7.51%	4.44%	4.23%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.39%(1) and 0.16%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Corporate Bonds	30.1%
Mortgage-Backed Obligations	24.7
Government Related	18.7
Short-Term Investments	15.7
Asset-Backed Obligations	8.6
Bank Loans	1.8
Convertible Securities	0.2
Convertible Preferred Stocks	0.1
Preferred Stocks	0.1
Warrants	0.0	*
Common Stocks	0.0	*

*	Amount less than 0.05%.

Semiannual Report • December 31, 2020	3

Bridge Builder Municipal Bond Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Municipal Bond Fund (the “Fund”) is to provide current income exempt from federal tax, with a secondary goal of preservation of investment principal.

Summary of the Investment Strategy

The Fund invests, under normal conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration whose interest is exempt from federal income tax. These municipal securities include debt obligations issued by or on behalf of a state or local entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income from certain non-corporate taxpayers subject to the federal alternative minimum tax). The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

FlAM LLC uses a proprietary customized market value-weighted index of short to intermediate investment-grade fixed-rate municipal bonds as a guide in structuring and selecting its investments for its allocated portion of the Fund’s assets.	T. Rowe Price Associates Inc. uses an active investment management approach that emphasizes the value of in-depth fundamental credit research, diversification and risk management practices. By using fundamental research, T. Rowe Price seeks to add value through sector weights and issue selection over a full market cycle.	Wells Capital Management, Inc. uses a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends.	BlackRock Investment Management, LLC takes a top-down, bottom-up approach with a flexible investment framework. Their security selection process is based on the relative value outlook and the quantitative assessment of the security and portfolio. BlackRock seeks total return derived primarily from coupon interest, and secondarily, capital appreciation.

Average Annual Total Returns as of December 31, 2020

	1 Year	5 Years	Since Inception (9/14/2015)
Bridge Builder Municipal Bond Fund	4.17%	3.47%	3.65%
Bloomberg Barclays Municipal 1-15 Year Index	4.73%	3.39%	3.58%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.38%(1) and 0.16%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
General Revenue	27.2%
General Obligation	16.9
Transportation	16.8
Healthcare	13.0
Utilities	9.7
Education	8.2
Housing	4.8
Short-Term Investments	3.4

Breakdown by State	(% of Long-Term Investments)
New York	10.8%
Illinois	9.0
Texas	8.4
Florida	5.8
California	5.6
Pennsylvania	5.4
New Jersey	3.6
Georgia	3.5
Washington	3.2
Connecticut	2.7
Other	42.0

4	Semiannual Report • December 31, 2020

Bridge Builder Large Cap Growth Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Lazard Asset Management LLC invests primarily in equity securities of U.S. companies that have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values.	Sustainable Growth Advisers, LP seeks to identify large- capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that seem to have the potential for long-term earnings growth within the context of low business risk.	Jennison Associates LLC invests in companies that have strong capital appreciation potential. It follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and are believed to be attractively valued.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 1000® Growth Index.

Average Total Annual Returns as of December 31, 2020

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Large Cap Growth Fund	34.84%	18.43%	16.17%
Russell 1000® Growth Index	38.49%	21.00%	18.16%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.46%(1) and 0.22%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	33.9%
Healthcare	16.0
Consumer Discretionary	15.8
Communication Services	11.5
Financials	7.3
Industrials	5.8
Consumer Staples	3.3
Materials	2.4
Real Estate	1.8
Short-Term Investments	1.5
Energy	0.7
Utilities	0.0	*

*	Amount less than 0.05%.

Top Ten Equity Holdings	(% of Net Assets)
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.0
Apple, Inc.	3.8
Visa, Inc. – Class A	3.4
Alphabet, Inc. – Class A	2.7
Facebook, Inc. – Class A	2.5
PayPal Holdings, Inc.	2.2
Salesforce.com, Inc.	2.1
Danaher Corp.	1.8
Alphabet, Inc. – Class C	1.8

Semiannual Report • December 31, 2020	5

Bridge Builder Large Cap Value Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Value Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Artisan Partners Limited Partnership employs a fundamental investment process to construct a diversified portfolio of equity securities that are undervalued, in solid financial condition and have attractive business economics.	Barrow, Hanley, Mewhinney & Strauss, LLC believes that equity market inefficiencies can best be exploited through adherence to a value-oriented investment process dedicated to the selection of securities on a bottom-up basis. Barrow Hanley implements this strategy by seeking to construct portfolios of individual stocks that reflect three value characteristics: price/earnings and price/book ratios below the market and dividend yields above the market (as measured by the S&P 500 Index).	Wellington Management Company, LLP uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels. Wellington Management believes that above-average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long-term.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 1000® Value Index.
LSV Asset Management primarily invests in large and medium capitalization U.S. companies and uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value. LSV follows an active investment strategy, focusing on using data and financial information and combining such information with the rigor of a quantitative model.	T. Rowe Price Associates, Inc. employs an active investment approach which emphasizes the value of large capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued. T. Rowe Price’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

Average Annual Total Returns as of December 31, 2020

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Large Cap Value Fund	9.56%	11.88%	9.41%
Russell 1000® Value Index	2.80%	9.74%	7.65%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.46%(1) and 0.24%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

6	Semiannual Report • December 31, 2020

Bridge Builder Large Cap Value Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	19.5%
Industrials	16.5
Healthcare	13.1
Consumer Discretionary	11.5
Information Technology	9.5
Consumer Staples	7.7
Communication Services	6.1
Materials	4.8
Real Estate	3.9
Energy	3.4
Utilities	3.0
Short-Term Investments	1.0

Top Ten Equity Holdings	(% of Net Assets)
Comcast Corp. – Class A	2.2%
Medtronic Plc	1.8
Goldman Sachs Group, Inc.	1.3
Morgan Stanley	1.3
Raytheon Technologies Corp.	1.2
Chubb Ltd.	1.2
UnitedHealth Group, Inc.	1.2
Alphabet, Inc. – Class C	1.2
American Express Co.	1.2
Johnson & Johnson	1.2

Semiannual Report • December 31, 2020	7

Bridge Builder Small/Mid Cap Growth Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Eagle Asset Management, Inc. invests primarily in small-capitalization companies. The team generally focuses on investing in small-capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. The portfolio managers use a three-pronged investment philosophy: quality, valuation and balance.	Champlain Investment Partners, LLC seeks capital appreciation by investing mainly in common stocks of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Champlain expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell Midcap® Growth Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Growth Index, which tracks the performance of small capitalization companies.	Stephens Investment Management Group, LLC primarily invests in small capitalization and mid-capitalization companies and employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets.	Artisan Partners Limited Partnership invests primarily in U.S. mid capitalization growth companies. The team seeks to identify companies that possess franchise characteristics, are benefiting from an accelerating profit cycle and are trading at a discount to its estimate of private market value.

Average Annual Total Returns as of December 31, 2020

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Growth Fund	34.42%	18.12%	14.57%
Russell 2500® Growth Index	40.47%	18.68%	14.72%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.66%(1) and 0.38%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	27.1%
Healthcare	24.4
Industrials	13.3
Consumer Discretionary	10.6
Financials	8.5
Communication Services	4.7
Consumer Staples	4.5
Short-Term Investments	2.5
Materials	2.3
Real Estate	1.3
Utilities	0.5
Energy	0.3

Top Ten Equity Holdings	(% of Net Assets)
Veeva Systems, Inc. – Class A	1.5%
Global Payments, Inc.	1.5
Fortive Corp.	1.5
Catalent, Inc.	1.4
Tradeweb Markets, Inc. – Class A	1.1
Zscaler, Inc.	1.1
Atlassian Corp. Plc – Class A	1.1
Bio-Techne Corp.	1.0
Match Group, Inc.	1.0
Workday, Inc. – Class A	1.0

8	Semiannual Report • December 31, 2020

Bridge Builder Small/Mid Cap Value Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of small-and mid-capitalization companies, which are defined as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Vaughan Nelson Investment Management, LP primarily invests in mid-capitalization companies and uses a bottom-up value-oriented investment process. Vaughan Nelson seeks companies than typically possess one or more of the following attributes: companies earning a positive return on capital with stable-to-improving returns, valued at a discount to their asset value and/or having an attractive and sustainable dividend level.	Boston Partners Global Investors, Inc. primarily invests in medium-capitalization companies and uses bottom-up fundamental analysis to make investment decisions. Boston Partners’ strategy seeks to add value through bottom-up stock selection. The strategy is designed to identify companies with attractive valuation, sound business fundamentals and improving business momentum.	Silvercrest Asset Management Group LLC primarily invests in small-capitalization companies that typically possess one or more of the following attributes: business that results in relatively consistent longer-term earnings and cash flow growth, franchise/asset value that may make the company attractive to potential acquirers, cyclically depressed earnings and/or cash flow that has potential for improvement, or a catalyst that will promote recognition of the company’s undervalued status.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell Midcap® Value Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Value Index, which tracks the performance of small-capitalization companies.
LSV Asset Management primarily invests in medium-capitalization companies. LSV uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value. LSV follows an active investment strategy, focusing on using data and financial information and combining such information with the rigor of a quantitative model.

Diamond Hill Capital Management, Inc. typically invests in U.S. equity securities of small to medium market capitalization companies measured at the time of purchase. Diamond Hill’s objective is to seek long-term

capital appreciation by investing in companies selling for less than Diamond Hill’s estimate of intrinsic value.

MFS Investment Management primarily invests in securities of companies with small capitalizations. MFS focuses on investing in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). MFS uses an active bottom-up investment approach to buying and selling investments. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions.

Average Annual Total Returns as of December 31, 2020

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Value Fund	4.80%	8.64%	6.29%
Russell 2500® Value Index	4.88%	9.43%	6.64%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.66%(1) and 0.42%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Semiannual Report • December 31, 2020	9

Bridge Builder Small/Mid Cap Value Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	21.2%
Industrials	19.4
Consumer Discretionary	11.4
Information Technology	11.2
Healthcare	7.6
Materials	7.3
Real Estate	6.4
Utilities	4.9
Consumer Staples	4.0
Energy	3.5
Communication Services	1.7
Short-Term Investments	1.4

Top Ten Equity Holdings	(% of Net Assets)
AMETEK, Inc.	0.7%
WillScot Mobile Mini Holdings Corp. – Class A	0.7
Avantor, Inc.	0.7
Timken Co.	0.6
FMC Corp.	0.6
Vistra Energy Corp.	0.6
Ameriprise Financial, Inc.	0.6
Oshkosh Corp.	0.6
TCF Financial Corp.	0.6
Reinsurance Group of America, Inc. – Class A	0.5

10	Semiannual Report • December 31, 2020

Bridge Builder International Equity Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder International Equity Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in non-U.S. dollar denominated securities of large-capitalization companies that derive a majority of their revenues or profits from a country or countries other than the United States. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Baillie Gifford Overseas Limited primarily uses proprietary, fundamental research to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics and sustainable competitive advantages. When evaluating individual companies for investment, Baillie Gifford normally focuses on growth/quality, management, valuation and sell discipline.	BlackRock Investment Management, LLC’s equity index strategies invest in portfolios of international equity securities with the objective of approximating as closely as practicable the capitalization weighted total rates of return of the markets in certain countries for value and growth equity securities traded outside the United States, as represented by the MSCI EAFE Growth and MSCI EAFE Value Indices.	Edinburgh Partners Limited employs a disciplined, value-oriented, global investment strategy to select stocks. Edinburgh Partners aims to identify and buy undervalued non-U.S. companies, including those in the emerging markets, and hold them until share prices reflect their long. term earnings potential.
Pzena Investment Management, LLC focuses on deep value investing, seeking to identify international securities that are trading at prices substantially below their intrinsic value but have solid long term prospects.

Mondrian Investment Partners Limited employs a long-only, value investment philosophy. Portfolio construction is primarily

driven by detailed bottom-up stock selection,

based on rigorous dividend discount valuation analysis.

WCM Investment Management uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. WCM’s investment process focuses on seeking industry-leading companies that WCM believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations.

Average Annual Total Returns as of December 31, 2020

	1 Year	5 Years	Since Inception (7/06/2015)
Bridge Builder International Equity Fund	13.56%	9.55%	7.64%
MSCI EAFE Index	7.82%	7.45%	5.80%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.63%(1) and 0.33%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Semiannual Report • December 31, 2020	11

Bridge Builder International Equity Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Consumer Discretionary	15.8%
Information Technology	15.6
Healthcare	14.3
Financials	13.1
Industrials	12.9
Communication Services	7.6
Consumer Staples	7.4
Energy	3.9
Materials	3.6
Utilities	2.6
Short-Term Investments	2.6
Real Estate	0.6

Top Ten Equity Holdings	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	2.8%
Tesco Plc	1.7
Novartis AG	1.5
Sanofi SA	1.5
Shopify, Inc. – Class A	1.5
MercadoLibre, Inc.	1.4
Sony Corp.	1.1
Murata Manufacturing Co. Ltd.	1.1
Lloyds Banking Group Plc	1.1
Panasonic Corp.	1.1

Country Breakdown	(% of Long-Term Investments)
Japan	19.6%
United Kingdom	13.5
France	7.7
Germany	7.5
Switzerland	6.7
China	4.3
Netherlands	4.2
Taiwan	4.0
Hong Kong	3.9
Sweden	3.0
Other	25.6

ADR - American Depositary Receipt

12	Semiannual Report • December 31, 2020

Bridge Builder Mutual Funds

Fund Characteristics and Fund Performance (Unaudited)

Disclosures

(1)	The Gross Expense Ratio, per the Fund’s prospectus, includes all categories of expenses before any expense reductions or fee waivers.
(2)	Olive Street has contractually agreed, until at least October 28, 2022, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s sub-advisers. This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees. Such waivers are not subject to recoupment by Olive Street.
(3)	Fund holdings, sector and portfolio characteristics are subject to change at any time and are not recommendations to buy or sell any security.

Mutual fund investing involves risk. The value of your investment in a Fund could go down as well as up. Investing in the bond market is subject to certain risks including market, credit, interest-rate and liquidity. Investments in asset-backed, mortgage-related and mortgage-backed securities may be more sensitive to changes in interest rates, prepayments and impairment of the value of the collateral underlying the security.

Investments in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The risks to the municipal bond market can include unusual volatility, liquidity issues, the inability of the issuer to repay the obligation and a tax risk to the investor if the municipal obligation fails to meet requirements. There is no guarantee that all of the municipal bond income will remain exempt from federal or state income taxes. Investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. Investments in large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies. Investments in small-and mid-cap companies may involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in non-U.S. dollar-denominated foreign securities (including emerging market securities) may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risk. Multi-manager and multi-style management may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them.

You cannot invest directly in an index.

DEFINITIONS

Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the U.S. dollar-denominated investment grade, fixed-rate taxable bond market.

Bloomberg Barclays Municipal 1-15 Year Index (1-17) is a subset of the Bloomberg Barclays Municipal Bond Index covering only maturities between 1 and 17 years. The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities greater than one year and a minimum credit rating of Baa.

Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures. Free cash flow represents the cash that a company is able to generate after laying out the money required to maintain or expand its asset base. Free cash flow is important because it allows a company to pursue opportunities that enhance shareholder value. Without cash, it’s tough to develop new products, make acquisitions, pay dividends and reduce debt.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets.

Price to Earnings Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings. It is calculated by dividing the current closing price of the stock by the earnings per share of the last four quarters.

Price to Book Ratio is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

The Russell 1000® Index consists of the largest 1,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

Semiannual Report • December 31, 2020	13

Bridge Builder Mutual Funds

Fund Characteristics and Fund Performance (Unaudited) (Continued)

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500® Growth Index measures the performance of the small-to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500® Value Index measures the performance of the small-to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest publicly held companies incorporated in the U.S. based on market capitalization.

The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe.

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

14	Semiannual Report • December 31, 2020

Bridge Builder Mutual Funds

Fund Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees and other Fund expenses; and (2) Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Examples are based on $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of owning shares of a Fund only and do not reflect annual Edward Jones Advisory Solutions® program and administrative fees. If fees of Edward Jones Advisory Solutions® had been included, your costs would have been higher. The second line of the table for each Fund is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

		Beginning account value	Ending account value	Annualized Expense Ratio	Expenses paid during the period*
Bridge Builder Core Bond Fund
	Actual	$1,000.00	$1,023.20	0.13%	$0.66
	Hypothetical	1,000.00	1,024.55		0.66
Bridge Builder Core Plus Bond Fund
	Actual	1,000.00	1,037.50	0.14	0.72
	Hypothetical	1,000.00	1,024.50		0.71
Bridge Builder Municipal Bond Fund
	Actual	1,000.00	1,034.90	0.16	0.82
	Hypothetical	1,000.00	1,024.40		0.82
Bridge Builder Large Cap Growth Fund
	Actual	1,000.00	1,247.60	0.20	1.13
	Hypothetical	1,000.00	1,024.20		1.02
Bridge Builder Large Cap Value Fund
	Actual	1,000.00	1,262.60	0.24	1.37
	Hypothetical	1,000.00	1,024.00		1.22
Bridge Builder Small/Mid Cap Growth Fund
	Actual	1,000.00	1,309.50	0.37	2.15
	Hypothetical	1,000.00	1,023.34		1.89
Bridge Builder Small/Mid Cap Value Fund
	Actual	1,000.00	1,305.70	0.41	2.38
	Hypothetical	1,000.00	1,023.14		2.09
Bridge Builder International Equity Fund
	Actual	1,000.00	1,241.20	0.33	1.86
	Hypothetical	1,000.00	1,023.54		1.68

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds.

Semiannual Report • December 31, 2020	15

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Value

BONDS & NOTES – 94.85%
Asset-Backed Obligations – 11.44%
MRA Issuance Trust 2020-15, 1.50%, (1 Month LIBOR USD + 1.50%, 1.50% Floor), Jul. 2021, Series 2020-15, Class A (1)(2)	$28,240,000	$28,197,640
Zais CLO 8 Ltd., 1.19%, (3 Month LIBOR USD + 0.95%), Apr. 2029, Series 2018-1A, Class A (1)(2)	38,682,127	38,306,601
Other Securities (1)(2)(3)(4)(5)(11)	1,786,654,183	1,805,944,980

Total Asset-Backed Obligations		1,872,449,221

Corporate Bonds – 32.96%
Basic Materials – 1.09%
Various Securities (1)(6)(12)	153,278,000	178,486,614

Total Basic Materials		178,486,614

Communications – 2.76%
T-Mobile USA, Inc., 3.88%, Apr. 2030 (1)	27,685,000	32,059,507
Other Securities (1)	363,994,000	420,312,939

Total Communications		452,372,446

Consumer, Cyclical – 1.67%
Various Securities (1)(2)	258,214,176	273,210,767

Total Consumer, Cyclical		273,210,767

Consumer, Non-cyclical – 4.94%
Cigna Corp., 4.38%, Oct. 2028	30,325,000	36,637,437
Other Securities (1)	674,768,831	770,783,281

Total Consumer, Non-cyclical		807,420,718

Diversified – 0.03%
Various Securities (1)	5,233,725	5,674,597

Total Diversified		5,674,597

Energy – 3.42%
Various Securities (1)(2)	501,075,000	559,360,537

Total Energy		559,360,537

Financials – 11.96%
Bank of America Corp., 1.90%-7.75%, Apr. 2021-Jul. 2169 (2)	154,515,000	170,684,097
Other Securities (1)(2)(12)	1,619,078,000	1,785,422,120

Total Financials		1,956,106,217

Industrials – 1.75%
Various Securities (1)(3)	255,255,000	285,526,749

Total Industrials		285,526,749

Technology – 1.80%
Microchip Technology, Inc., 0.97%, Feb. 2024 (1)	42,280,000	42,377,244
Other Securities (1)	222,879,000	252,407,772

Total Technology		294,785,016

Utilities – 3.54%
Various Securities (1)(2)	508,599,752	578,694,654

Total Utilities		578,694,654

Total Corporate Bonds		5,391,638,315

Government Related – 16.52%
Other Government Related – 2.03%
Various Securities (1)(2)(4)(7)	284,885,000	332,010,500

Total Other Government Related		332,010,500

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report • December 31, 2020

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value

U.S. Treasury Obligations – 14.49%
U.S. Treasury Note/Bond, 0.13%, Oct. 2022	$60,171,000	$60,178,051
U.S. Treasury Note/Bond, 0.13%, Nov. 2022	29,620,000	29,622,314
U.S. Treasury Note/Bond, 0.13%, Dec. 2023	47,398,000	47,338,753
U.S. Treasury Note/Bond, 0.25%, Sep. 2025	41,038,000	40,874,489
U.S. Treasury Note/Bond, 0.25%, Oct. 2025	38,776,000	38,600,296
U.S. Treasury Note/Bond, 0.38%, Nov. 2025	40,400,000	40,447,344
U.S. Treasury Note/Bond, 0.38%, Dec. 2025	29,915,000	29,931,360
U.S. Treasury Note/Bond, 0.88%, Nov. 2030	56,317,000	56,097,012
U.S. Treasury Note/Bond, 1.25%, May 2050	36,307,000	32,863,508
U.S. Treasury Note/Bond, 1.38%, Nov. 2040	33,995,000	33,554,127
U.S. Treasury Note/Bond, 1.38%, Aug. 2050	36,313,000	33,929,959
U.S. Treasury Note/Bond, 1.63%, Aug. 2029	71,380,000	76,315,257
U.S. Treasury Note/Bond, 1.75%, Feb. 2022	37,900,000	38,616,547
U.S. Treasury Note/Bond, 1.75%, Mar. 2022	53,000,000	54,076,563
U.S. Treasury Note/Bond, 1.75%, Dec. 2024	36,232,800	38,377,046
U.S. Treasury Note/Bond, 2.00%, Nov. 2026	33,925,000	36,913,316
U.S. Treasury Note/Bond, 2.00%, Feb. 2050	34,679,000	37,584,721
U.S. Treasury Note/Bond, 2.25%, Nov. 2025	87,521,000	95,555,155
U.S. Treasury Note/Bond, 2.25%, Nov. 2027	69,100,000	76,695,602
U.S. Treasury Note/Bond, 2.25%, Aug. 2046	26,502,100	30,191,689
U.S. Treasury Note/Bond, 2.50%, May 2024	80,413,000	86,641,867
U.S. Treasury Note/Bond, 2.50%, Feb. 2045	97,275,000	115,787,648
U.S. Treasury Note/Bond, 2.63%, Jan. 2026	25,000,000	27,837,891
U.S. Treasury Note/Bond, 2.88%, May 2043	132,860,000	167,673,472
U.S. Treasury Note/Bond, 2.88%, May 2049	52,836,000	68,080,011
U.S. Treasury Note/Bond, 3.13%, Nov. 2028	40,475,000	47,898,052
U.S. Treasury Note/Bond, 3.13%, May 2048	24,938,000	33,411,075
U.S. Treasury Note/Bond, 3.38%, Nov. 2048	30,280,000	42,448,775
U.S. Treasury Note/Bond, 3.63%, Feb. 2044	32,750,000	46,296,475
U.S. Treasury Note/Bond, 3.75%, Nov. 2043	40,350,000	57,981,058
U.S. Treasury Note/Bond, 4.75%, Feb. 2037	23,248,000	35,403,253
U.S. Treasury Note/Bond, 0.13%-8.13%, Feb. 2021-Nov. 2050	455,895,900	500,759,641
U.S. Treasury Strip Coupon, 0.00%, Aug. 2021-Aug. 2041	209,625,000	205,442,396
Other Securities (8)	5,482,107	6,481,994

Total U.S. Treasury Obligations		2,369,906,717

Total Government Related		2,701,917,217

Mortgage-Backed Obligations – 33.93%
Benchmark 2019-B15 Mortgage Trust, 2.67%, Dec. 2072, Series 2019-B15, Class A4	30,000,000	32,467,317
Fannie Mae, 2.00%, Jan. 2051 (9)	276,435,000	287,114,104
Fannie Mae, 2.00%, Feb. 2051 (9)	113,000,000	117,157,901
Fannie Mae, 2.50%, Jan. 2051 (9)	33,015,000	34,797,251
Fannie Mae, 3.00%, Jan. 2051 (9)	53,830,000	56,390,819
Freddie Mac Multifamily Structured Pass Through Certificates, 3.36%, Dec. 2026, Series KW02, Class A2 (5)	27,000,000	30,607,770
Freddie Mac Pool, 2.50%, Oct. 2050	39,444,381	41,972,599
Ginnie Mae, 2.50%, Jan. 2051 (9)	28,270,000	29,920,938
Ginnie Mae, 2.50%, Feb. 2051 (9)	27,000,000	28,521,927
Ginnie Mae II Pool, 2.50%, Dec. 2050	43,100,000	45,657,290
Ginnie Mae II Pool, 3.50%, Apr. 2046	28,003,536	30,258,012
GS Mortgage Securities Corp. II, 4.26%, Jul. 2051, Series 2018-GS10, Class A3(5)	28,521,000	31,727,471
MRA Issuance Trust, 2.25%, (1 Month LIBOR USD + 1.75%, 2.25% Floor), May 2021, Series 2020-9, Class AX (1)(2)(11)	38,670,000	38,775,028
MRA Issuance Trust 2020-7, 1.75%, (1 Month LIBOR USD + 1.60%, 1.60% Floor), Dec. 2021, Series 2020-7, Class A (1)(2)	30,440,000	30,445,936
Fannie Mae, 2.00%-4.50%, Jan. 2036-Feb. 2051 (9)	55,475,000	58,602,109
Fannie Mae Pool, 0.50%-8.50%, Jan. 2021-Mar. 2060 (2)(5)	1,152,341,170	1,251,885,433
Fannie Mae Pool UMBS, 2.50%-3.00%, Apr. 2045-Aug. 2050	25,343,739	26,831,919
Fannie Mae-Aces, 0.67%-3.76%, Jun. 2021-Oct. 2030 (2)(5)	317,136,866	205,794,198

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2020	17

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value

Mortgage-Backed Obligations – 33.93% – (continued)
Freddie Mac Gold Pool, 2.00%-10.00%, Jul. 2021-Sep. 2048	$395,573,979	$429,600,699
Freddie Mac Multifamily Structured Pass Through Certificates, 0.80%-4.03%, May 2022-Oct. 2033 (2)(5)	459,633,139	383,051,780
Freddie Mac Pool, 2.00%-4.50%, Dec. 2034-Nov. 2050	156,013,156	168,075,782
Ginnie Mae, 3.00%-4.00%, Jan. 2051 (9)	26,205,000	27,479,225
Ginnie Mae II Pool, 2.00%-8.50%, Mar. 2025-Oct. 2070 (5)(7)	418,546,724	453,274,870
Other Securities (1)(2)(3)(4)(5)(11)	1,706,824,517	1,710,946,605

Total Mortgage-Backed Obligations		5,551,356,983

Total Bonds & Notes (Cost: $14,561,821,737)		15,517,361,736

	Shares	Value
PREFERRED STOCKS – 0.02%
Financials – 0.02%
State Street Corp., 5.35% (2)	95,000	2,751,200

Total Financials		2,751,200

Total Preferred Stocks (Cost: $2,375,000)		2,751,200

SHORT-TERM INVESTMENTS – 8.89%
Money Market Funds – 6.50%
Fidelity Institutional Money Market Government Fund-Class I, 0.01% (10)	1,063,304,459	1,063,304,459

Total Money Market Funds		1,063,304,459

	Principal Amount	Value
U.S. Treasury Bills – 0.03%
Various Securities (7)	$4,250,000	4,247,869

Total U.S. Treasury Bills		4,247,869

Time Deposits – 2.36%
National Australia Bank, London, 0.01% due 01/04/2021	99,000,126	99,000,126
Royal Bank of Canada, Toronto, 0.01% due 01/04/2021	91,261,237	91,261,237
Sumitomo, Tokyo, 0.01% due 01/04/2021	196,527,128	196,527,128

Total Time Deposits		386,788,491

Total Short-Term Investments (Cost: $1,454,338,690)		1,454,340,819

TOTAL INVESTMENTS IN SECURITIES – 103.76% (Cost: $16,018,535,427)		16,974,453,755
LIABILITIES IN EXCESS OF OTHER ASSETS – (3.76)%		(614,812,918)

TOTAL NET ASSETS – 100.00%		$16,359,640,837

Percentages are stated as a percent of net assets.

(1)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,167,596,432, which represents 19.36% of total net assets.

(2)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2020.

(3)	Includes step-up bonds that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2020.

(4)	Includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report • December 31, 2020

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

(5)	Variable rate security or includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2020.

(6)	Includes securities in default as of December 31, 2020. The value of these securities totals $385,297, which represents 0.00% of total net assets.

(7)	Assigned as collateral for certain future contracts. The value of these pledged issues totals $37,138,761, which represents 0.23% of total net assets.

(8)	Includes inflation protected securities. The value of these securities totals $6,481,994, which represents 0.04% of total net assets.

(9)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities totals $639,984,274, which represents 3.91% of total net assets.

(10)	Represents annualized seven-day yield as of the close of the reporting period.

(11)	Security or includes securities categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $119,866,927 or 0.73% of the Fund’s net assets.

(12)	Includes security that is restricted at December 31, 2020. The value of the restricted security totals $14,165,459, which represents 0.09% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
1,639	U.S. 2 Year Note Future	J.P. Morgan	Mar. 2021	$361,841,127	$362,180,585	$339,458
1,419	U.S. 5 Year Note Future	J.P. Morgan	Mar. 2021	178,655,657	179,026,805	371,148
263	U.S. 10 Year Note Future	J.P. Morgan	Mar. 2021	36,250,953	36,314,547	63,594
1,013	U.S. Long Bond Future	J.P. Morgan	Mar. 2021	176,193,034	175,438,938	(754,096)
1,436	U.S. Ultra Bond Future	J.P. Morgan	Mar. 2021	307,402,259	306,675,750	(726,509)

						(706,405)

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(65)	U.S. Ultra 10 Year Note Future	J.P. Morgan	Mar. 2021	$(10,195,492)	$(10,163,359)	$32,133

						$(674,272)

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2020	19

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount		Value

BONDS & NOTES – 94.83%
Asset-Backed Obligations – 9.91%
St Paul’s CLO VI DAC, 0.85%, (3 Month EURIBOR + 0.85%, 0.85% Floor), Aug. 2030 (1)(2)	EUR	37,964,241	$46,220,908
Various Securities *(1)(2)(3)(4)(5)		2,577,546,115	2,506,712,155

Total Asset-Backed Obligations			2,552,933,063

Corporate Bonds – 34.65%
Basic Materials – 0.94%
Various Securities *(2)		213,889,000	241,554,801

Total Basic Materials			241,554,801

Communications – 4.89%
AT&T, Inc., 3.80%, Dec. 2057 (2)		$70,109,000	72,815,367
T-Mobile USA, Inc., 3.88%, Apr. 2030 (2)		37,729,000	43,690,559
AT&T, Inc., 1.65%-5.25%, Jun. 2027-Feb. 2061 (2)		180,084,000	194,264,922
Other Securities *(1)(2)(6)		858,855,813	948,044,389

Total Communications			1,258,815,237

Consumer, Cyclical – 2.98%
Nissan Motor Co. Ltd., 4.81%, Sep. 2030 (2)		42,000,000	47,325,748
Other Securities *(1)(2)(4)(14)		682,597,985	720,795,781

Total Consumer, Cyclical			768,121,529

Consumer, Non-cyclical – 5.52%
CVS Health Corp., 5.05%, Mar. 2048		32,635,000	44,160,845
Other Securities *(1)(2)		1,228,355,943	1,378,926,773

Total Consumer, Non-cyclical			1,423,087,618

Diversified – 0.02%
CVS Pass-Through Trust Series 2013, 4.70%, Jan. 2036 (2)		4,609,399	5,227,053

Total Diversified			5,227,053

Energy – 2.76%
Various Securities *(1)(2)(6)		716,716,198	709,971,789

Total Energy			709,971,789

Financials – 12.03%
GE Capital International Funding Co. Unlimited Co., 4.42%, Nov. 2035		44,410,000	52,956,349
Lloyds Banking Group PLC, 3.50%, (1 Year Swap Rate EUR + 3.75%), Apr. 2026 (1)(4)	EUR	35,567,000	49,377,584
Natwest Group PLC, 1.75%, (3 Month EURIBOR + 1.08%), Mar. 2026 (1)		37,379,000	48,413,487
Other Securities *(1)(2)(3)(4)(5)(6)(14)		2,665,991,402	2,946,839,817

Total Financials			3,097,587,237

Government – 0.12%
European Investment Bank, 0.25%, Sep. 2023		$30,865,000	30,902,836

Total Government			30,902,836

Industrials – 1.80%
Various Securities *(1)(2)		414,192,000	463,456,354

Total Industrials			463,456,354

Technology – 1.55%
Various Securities *(1)(2)		349,606,000	398,688,010

Total Technology			398,688,010

Utilities – 2.04%
Pacific Gas & Electric Co., 4.55%, Jul. 2030		39,919,500	45,448,955
Other Securities (1)(2)		439,575,500	480,043,566

Total Utilities			525,492,521

Total Corporate Bonds			8,922,904,985

The accompanying notes are an integral part of these financial statements.

20	Semiannual Report • December 31, 2020

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value

Convertible Securities – 0.19%
Communications – 0.06%
Various Securities (2)	$16,185,000	$15,439,241

Total Communications		15,439,241

Consumer, Cyclical – 0.01%
Southwest Airlines Co., 1.25%, May 2025	1,825,000	2,650,813

Total Consumer, Cyclical		2,650,813

Consumer, Non-cyclical – 0.09%
Various Securities (2)	21,305,000	24,106,664

Total Consumer, Non-cyclical		24,106,664

Industrials – 0.01%
Greenbrier Companies, Inc., 2.88%, Feb. 2024	1,993,000	2,013,868

Total Industrials		2,013,868

Utilities – 0.02%
NRG Energy, Inc., 2.75%, Jun. 2048	3,335,000	3,789,560

Total Utilities		3,789,560

Total Convertible Securities		48,000,146

Government Related – 21.51%
Other Government Related – 2.11%
Various Securities *(1)(2)(3)(6)(14)	4,180,816,410	541,764,029

Total Other Government Related		541,764,029

U.S. Treasury Obligations – 19.40%
U.S. Treasury Inflation Indexed Bond, 0.25%, Jul. 2029 (7)(8)	44,586,648	50,452,829
U.S. Treasury Note/Bond, 0.13%, Apr. 2022	140,350,000	140,382,895
U.S. Treasury Note/Bond, 0.13%, May 2022	57,150,000	57,161,162
U.S. Treasury Note/Bond, 0.13%, Aug. 2022	61,755,000	61,757,412
U.S. Treasury Note/Bond, 0.13%, Sep. 2022	109,120,000	109,120,000
U.S. Treasury Note/Bond, 0.13%, Oct. 2022	229,055,000	229,081,843
U.S. Treasury Note/Bond, 0.13%, Nov. 2022	865,582,000	865,649,619
U.S. Treasury Note/Bond, 0.13%, Dec. 2022	405,660,000	405,675,845
U.S. Treasury Note/Bond, 0.25%, Sep. 2025	175,000,000	174,302,733
U.S. Treasury Note/Bond, 0.38%, Mar. 2022	83,370,000	83,633,788
U.S. Treasury Note/Bond, 0.38%, Nov. 2025	364,459,000	364,886,102
U.S. Treasury Note/Bond, 0.38%, Dec. 2025	404,455,000	404,676,188
U.S. Treasury Note/Bond, 0.38%, Sep. 2027	234,680,000	230,994,792
U.S. Treasury Note/Bond, 0.88%, Nov. 2030	157,645,000	157,029,199
U.S. Treasury Note/Bond, 1.13%, Aug. 2040	109,500,000	103,494,609
U.S. Treasury Note/Bond, 1.38%, Aug. 2050	130,335,000	121,781,766
U.S. Treasury Note/Bond, 1.50%, Jan. 2023 (8)	229,835,000	236,227,286
U.S. Treasury Note/Bond, 1.63%, Nov. 2022	205,170,000	210,876,291
U.S. Treasury Note/Bond, 1.63%, Dec. 2022	44,950,000	46,259,871
U.S. Treasury Note/Bond, 1.63%, Nov. 2050	458,878,000	456,153,412
U.S. Treasury Note/Bond, 2.25%, Aug. 2049	116,300,000	132,818,234
U.S. Treasury Note/Bond, 2.50%, Feb. 2045	49,400,000	58,801,437
U.S. Treasury Note/Bond, 3.00%, Feb. 2049	64,740,000	85,229,199
U.S. Treasury Note/Bond, 0.63%-3.13%, Sep. 2022-Aug. 2048 (8)	123,235,000	144,978,630
Other Securities (7)	51,398,609	64,497,007

Total U.S. Treasury Obligations		4,995,922,149

Total Government Related		5,537,686,178

Mortgage-Backed Obligations – 28.57%
Fannie Mae, 2.00%, Jan. 2036 (9)	81,255,000	84,937,449
Fannie Mae, 2.00%, Jan. 2051 (9)	572,815,000	594,943,714
Fannie Mae, 2.00%, Feb. 2051 (9)	250,075,000	259,276,655

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2020	21

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

	Principal Amount		Value

Mortgage-Backed Obligations – 28.57% – (continued)
Fannie Mae, 2.00%, Mar. 2051 (9)		$1,066,000,000	$1,103,433,539
Fannie Mae, 2.50%, Jan. 2051 (9)		160,990,000	169,680,736
Fannie Mae, 2.50%, Feb. 2051 (9)		132,525,000	139,435,800
Fannie Mae, 2.50%, Mar. 2051 (9)		192,100,000	201,824,813
Fannie Mae, 3.00%, Feb. 2051 (9)		240,900,000	252,586,018
Fannie Mae Pool, 4.00%, Mar. 2049		50,239,956	53,471,674
Fannie Mae Pool, 4.00%, Mar. 2050		52,467,350	56,039,045
Fannie Mae Pool, 4.00%, Jul. 2050		55,850,617	59,659,954
Freddie Mac Gold Pool, 3.50%, Mar. 2048		83,538,782	90,624,971
Freddie Mac Strips, 3.00%, Sep. 2044, Series 337, Class 300		71,990,585	77,117,168
Ginnie Mae, 2.00%, Jan. 2051 (9)		133,715,000	139,810,351
Ginnie Mae, 2.50%, Jan. 2051 (9)		110,305,000	116,746,694
Towd Point Mortgage Funding, 0.97%, (3 Month Sterling Overnight Interbank Average Rate + 0.90%), Jul. 2045 (1)(2)	GBP	90,335,055	123,369,257
Towd Point Mortgage Trust 2019-4, 2.90%, Oct. 2059, Series 2019-4, Class A1 (2)(5)		$93,981,721	99,202,311
Fannie Mae, 1.50%-5.00%, Jan. 2034-Feb. 2051 (9)		169,676,000	179,313,010
Fannie Mae Pool, 2.00%-6.50%, Jan. 2027-Nov. 2050		708,530,019	763,605,563
Freddie Mac Gold Pool, 2.50%-8.00%, Jul. 2030-Nov. 2048		313,497,599	338,780,387
Ginnie Mae, 3.00%-4.00%, Jan. 2049-Feb. 2051 (9)		59,080,000	62,132,755
Ginnie Mae II Pool, 3.00%-5.50%, Jul. 2036-Mar. 2050		342,415,481	368,145,839
Other Securities *(1)(2)(3)(5)(13)		2,268,039,235	2,023,699,844

Total Mortgage-Backed Obligations			7,357,837,547

Total Bonds & Notes (Cost: $23,524,149,010)			24,419,361,919

BANK LOANS – 2.03%
Various Securities *(1)(4)(14)		521,330,272	522,352,415

Total Bank Loans (Cost: $517,532,010)			522,352,415

	Shares		Value
COMMON STOCKS – 0.03%
Communications – 0.02%
Various Securities (10)(13)		2,206,286	5,239,435

Total Communications			5,239,435

Consumer Discretionary – 0.01%
Neiman Marcus Group, Inc. (10)(13)(14)		62,326	2,006,897

Total Consumer Discretionary			2,006,897

Industrials – 0.00% (11)
AMI Investments LLC (10)(13)(14)		206,310	1,180,093

Total Industrials			1,180,093

Total Common Stocks (Cost: $15,063,293)			8,426,425

CONVERTIBLE PREFERRED STOCKS – 0.14%
Consumer, Non-cyclical – 0.05%
Various Securities		123,440	13,474,584

Total Consumer, Non-cyclical			13,474,584

Financials – 0.08%
Various Securities		12,651	19,207,055

Total Financials			19,207,055

The accompanying notes are an integral part of these financial statements.

22	Semiannual Report • December 31, 2020

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

	Shares		Value

Utilities – 0.01%
NextEra Energy, Inc., 5.28%		72,317	$3,676,596

Total Utilities			3,676,596

Total Convertible Preferred Stocks (Cost: $33,248,501)			36,358,235

PREFERRED STOCKS – 0.10%
Communications – 0.10%
AT&T Mobility II LLC, 7.00% (10)(13)(14)		1,036,052	24,648,108

Total Communications			24,648,108

Total Preferred Stocks (Cost: $28,023,048)			24,648,108

WARRANTS – 0.03%
Various Securities (10)(13)		732,009	8,523,151

Total Warrants (Cost: $14,616,826)			8,523,151

SHORT-TERM INVESTMENTS – 18.07%
Money Market Funds – 2.43%
Fidelity Institutional Money Market Government Fund – Class I, 0.01% (12)		626,487,127	626,487,127

Total Money Market Funds			626,487,127

	Principal Amount		Value
Government Related – 0.08%
Various Securities	ARS	1,544,993,000	19,199,989

Total Government Related			19,199,989

Repurchase Agreements – 4.62%
Bank of America Securities, Inc., 0.10% dated 12/24/2020, due 01/04/2021, repurchase price $250,007,639 (collateralized by U.S. Treasury Bond, value $256,151,746, 4.63%, 05/15/2040)		$250,000,000	250,000,000
Bank of America Securities, Inc., 0.10% dated 12/31/2020, due 01/05/2021, repurchase price $229,603,189 (collateralized by U.S. Treasury Bond, value $233,792,587, 3.00%, 05/15/2045)		229,600,000	229,600,000
Bank of America Securities, Inc., 0.10% dated 12/31/2020, due 01/19/2021, repurchase price $300,015,833 (collateralized by U.S. Treasury Bond, value $305,505,705, 2.88%, 11/15/2016)		300,000,000	300,000,000
Bank of America Securities, Inc., 0.11% dated 12/30/2020, due 01/04/2021, repurchase price $126,401,931 (collateralized by U.S. Treasury Bond, value $129,490,315, 3.00%, 05/15/2045)		126,400,000	126,400,000
J.P. Morgan Securities, 0.11% dated 12/31/2020, due 01/04/2021, repurchase price $100,801,540 (collateralized by U.S. Treasury Bond, value $103,330,414, 3.38%, 11/15/2048)		100,800,000	100,800,000
J.P. Morgan Securities, 0.12% dated 12/30/2020, due 01/04/2021, repurchase price $183,303,055 (collateralized by U.S. Treasury Bond, value $187,804,578, 3.00%, 11/15/2044)		183,300,000	183,300,000

Total Repurchase Agreements			1,190,100,000

U.S. Treasury Bills – 9.62%
U.S. Treasury Bill, 0.00%, Jan. 2021-May 2021 (8)		2,477,675,000	2,477,491,413

Total U.S. Treasury Bills			2,477,491,413

Time Deposits – 1.32%
ANZ, London, -1.69% due 01/04/2021	AUD	1,343,406	1,035,699
Banco Santander, Frankfurt, 0.01% due 01/04/2021		$7,948,792	7,948,792
BBVA, Madrid, 0.01% due 01/04/2021		123,244,009	123,244,009
BNP Paribas, Paris, -2.94% due 01/04/2021	CHF	119,101	134,532
Brown Brothers Harriman, -7.00% due 01/04/2021	NOK	1,553	181
Brown Brothers Harriman, -4.52% due 01/04/2021	SEK	735	89
Brown Brothers Harriman, -0.72% due 01/04/2021	EUR	2,958	3,614
Brown Brothers Harriman, -0.20% due 01/05/2021	NZD	982,008	706,555
Brown Brothers Harriman, 0.01% due 01/04/2021	CAD	273	214
Brown Brothers Harriman, 7.95% due 01/04/2021	ZAR	753	51

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2020	23

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

	Principal Amount		Value

Time Deposits – 1.32% – (continued)
Citibank, London, -0.72% due 01/04/2021	EUR	1,080,705	$1,320,244
Citibank, London, 0.01% due 01/04/2021	GBP	535,927	732,880
JP Morgan, New York, 0.01% due 01/04/2021		$3,634,652	3,634,652
Royal Bank of Canada, Toronto, 0.01% due 01/04/2021	CAD	729,345	572,979
Royal Bank of Canada, Toronto, 0.01% due 01/04/2021		$145,175,693	145,175,693
Societe Generale, Paris, 0.01% due 01/04/2021		56,225,117	56,225,117

Total Time Deposits			340,735,301

Total Short-Term Investments (Cost: $4,653,977,282)			4,654,013,830

TOTAL INVESTMENTS IN SECURITIES – 115.23% (Cost: $28,786,609,970)			29,673,684,083

TBA SALE COMMITMENTS – (0.12)%
Mortgage-Backed Obligations – (0.12)%
Fannie Mae 3.00%, Jan. 2036-Jan. 2051 (15)		(18,162,000)	(19,047,814)
Ginnie Mae 3.00%, Jan. 2051 (15)		(12,130,000)	(12,682,836)

Total TBA Sale Commitments (Proceeds Received: $31,730,336)			(31,730,650)

LIABILITIES IN EXCESS OF OTHER ASSETS – (15.11)%			(3,891,431,677)

TOTAL NET ASSETS – 100.00%			$25,750,521,756

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

*	Includes securities whose principal amounts are denominated in a currency other than the U.S. dollar.

ARS	Argentine Peso

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

ZAR	South African Rand

(1)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2020.

(2)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $5,515,078,410, which represents 21.42% of total net assets.

(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2020.

(4)	Security or includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(5)	Variable rate security or includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2020.

(6)	Includes securities in default as of December 31, 2020. The value of these securities total $39,784,518, which represents 0.15% of total net assets.

(7)	Inflation protected security or includes inflation protected securities. The value of these securities total $114,949,836, which represents 0.45% of total net assets.

The accompanying notes are an integral part of these financial statements.

24	Semiannual Report • December 31, 2020

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

(8)	Partially assigned as collateral for certain future contracts, swap contracts and repurchase agreements. The value of these pledged issues totals $106,948,094, which represents 0.42% of total net assets.

(9)	Delayed delivery purchase commitment security. The value of these securities total $3,304,121,534, which represents 12.83% of total net assets.

(10)	Non-income producing security or includes securities that are non-income producing.

(11)	Amount calculated is less than 0.005%.

(12)	Represents annualized seven-day yield as of the close of the reporting period.

(13)	Security or includes securities categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $68,107,937 or 0.26% of the Fund’s net assets.

(14)	Security that is restricted or includes securities restricted at December 31, 2020. The value of the restricted security totals $68,312,793, which represents 0.26% of total net assets.

(15)	Delayed delivery sale commitment security. The value of these securities total $31,730,650, which represents 0.12% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Goldman Sachs	Mar. 2021	AUD	40,341,194	$31,214,431	$113,389
629	Euro-Btp Future	Goldman Sachs	Mar. 2021	EUR	95,139,060	116,807,196	580,565
13,341	U.S. 10 Year Note Future	Goldman Sachs	Mar. 2021		$1,840,808,969	1,842,100,266	1,291,297
3,013	U.S. 5 Year Note Future	Citigroup Global Markets	Mar. 2021		379,230,070	380,132,322	902,252
534	U.S. Treasury 2-Year Note Future	Goldman Sachs	Mar. 2021		117,888,844	118,001,484	112,640
2	U.S. Ultra 10-Year Note Future	Citigroup Global Markets	Mar. 2021		313,734	312,718	(1,016)
41	U.S. Ultra Bond Future	Citigroup Global Markets	Mar. 2021		8,877,781	8,756,063	(121,718)
1,131	U.S. Ultra Bond Future	Goldman Sachs	Mar. 2021		246,231,071	241,539,188	(4,691,883)

							(1,814,474)

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(517)	U.S. 5 Year Note Future	Goldman Sachs	Mar. 2021		$(65,097,571)	$(65,226,821)	$(129,250)
(310)	U.S. Long Bond Future	Goldman Sachs	Mar. 2021		(53,408,255)	(53,688,125)	(279,870)
(1,168)	U.S. Ultra 10-Year Note Future	Goldman Sachs	Mar. 2021		(183,746,759)	(182,627,750)	1,119,009
(243)	U.S. Ultra Bond Future	Goldman Sachs	Mar. 2021		(52,903,758)	(51,895,688)	1,008,070

							1,717,959

							$(96,515)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	33,612,811	USD	24,819,296	01/08/21	Bank Of America	$1,095,659
AUD	12,479,759	USD	9,182,398	01/08/21	J.P. Morgan	439,302
AUD	25,510,000	USD	18,702,387	01/22/21	Citibank	968,641
BRL*	156,049,575	USD	30,028,590	01/05/21	Bank Of America	14,453
BRL*	156,049,575	USD	29,045,232	01/05/21	J.P. Morgan	997,811
CAD	24,330,000	USD	18,745,130	01/22/21	HSBC	370,252
CHF	8,695,000	USD	9,565,103	02/19/21	UBS	269,724
EUR	11,213,000	USD	13,641,848	01/08/21	Bank Of America	57,719
EUR	1,287,000	USD	1,558,952	01/08/21	BNP Paribas	13,450
EUR	11,200,000	USD	13,621,064	01/08/21	Morgan Stanley	62,621
EUR	7,345,000	USD	8,903,315	02/19/21	Bank Of America	79,142
EUR	3,338,264	USD	3,953,102	02/19/21	Barclays Bank	129,378
EUR	2,179,557	USD	2,592,276	02/19/21	HSBC	73,181
EUR	544,921	USD	660,437	02/19/21	Morgan Stanley	5,965
EUR	647,002	USD	777,041	02/19/21	UBS	14,200
GBP	2,177,000	USD	2,915,333	01/08/21	Bank Of America	61,814
GBP	926,000	USD	1,257,519	01/08/21	Morgan Stanley	8,828
GBP	5,025,000	USD	6,603,859	02/19/21	Barclays Bank	269,938

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2020	25

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
GBP	2,270,000	USD	2,987,515	02/19/21	Credit Suisse International	$117,663
IDR*	44,446,210,000	USD	3,131,117	01/22/21	Goldman Sachs	59,750
IDR*	402,636,139,000	USD	28,222,291	03/17/21	BNP Paribas	564,301
INR*	233,090,000	USD	3,146,888	01/22/21	Credit Suisse International	39,059
INR*	2,063,547,450	USD	27,431,671	03/17/21	Bank Of America	614,613
JPY	14,700,000	USD	142,290	01/08/21	BNP Paribas	82
JPY	316,495,000	USD	3,010,568	01/22/21	Goldman Sachs	55,283
JPY	960,750,000	USD	9,204,455	01/22/21	J.P. Morgan	102,221
JPY	681,930,000	USD	6,475,290	01/22/21	UBS	130,488
MXN	132,419,000	USD	6,283,623	01/21/21	Bank Of America	358,181
MXN	33,876,000	USD	1,560,739	03/10/21	Goldman Sachs	129,338
MXN	1,073,493,152	USD	52,827,594	04/14/21	BNP Paribas	508,394
MXN	265,851,000	USD	12,331,740	06/10/21	Bank Of America	788,197
NOK	27,260,000	USD	2,993,947	01/22/21	Citibank	185,337
NOK	77,885,000	USD	8,818,002	01/22/21	Deutsche Bank	265,581
NOK	60,680,000	USD	6,701,307	01/22/21	Goldman Sachs	375,689
NOK	330,585,000	USD	36,134,717	02/19/21	Goldman Sachs	2,416,782
NZD	9,735,000	USD	6,632,324	01/22/21	Citibank	372,840
NZD	4,370,000	USD	3,002,780	01/22/21	HSBC	141,809
NZD	32,324,000	USD	22,264,642	02/19/21	J.P. Morgan	998,218
RON	12,595,000	USD	3,139,176	01/15/21	Bank Of America	20,477
RUB*	1,055,251,913	USD	13,773,797	01/22/21	Goldman Sachs	463,245
RUB*	90,621,068	USD	1,184,558	01/22/21	J.P. Morgan	38,066
RUB*	1,422,928,706	USD	19,002,407	02/16/21	BNP Paribas	131,981
RUB*	1,195,382,394	USD	15,677,866	02/16/21	Goldman Sachs	396,664
SEK	313,210,000	USD	36,139,931	02/19/21	Bank Of America	1,947,731
SEK	25,965,000	USD	3,015,158	02/19/21	HSBC	142,296
SEK	57,170,000	USD	6,641,477	02/19/21	UBS	310,637
TRY	6,865,539	USD	891,125	01/12/21	BNP Paribas	30,747
TRY	4,342,990	USD	562,372	01/12/21	J.P. Morgan	20,785
TRY	13,799,954	USD	1,782,249	01/12/21	Morgan Stanley	70,744
TRY	7,852,349	USD	996,940	01/13/21	J.P. Morgan	57,040
TRY	2,608,000	USD	336,541	01/21/21	BNP Paribas	12,469
TRY	47,264,239	USD	6,079,000	01/21/21	J.P. Morgan	246,038
TRY	20,931,410	USD	2,707,894	01/22/21	J.P. Morgan	92,160
TRY	8,612,361	USD	1,113,000	02/01/21	Bank Of America	34,805
TRY	12,882,000	USD	1,664,605	02/01/21	J.P. Morgan	52,232
TRY	12,882,000	USD	1,660,003	02/08/21	J.P. Morgan	52,167
TRY	11,848,749	USD	1,518,000	02/24/21	J.P. Morgan	46,808
TRY	20,490,870	USD	2,632,000	02/26/21	J.P. Morgan	71,978
TRY	11,430,400	USD	1,504,000	02/26/21	Morgan Stanley	4,358
USD	30,833,743	BRL*	156,049,575	01/05/21	Bank Of America	790,700
USD	5,349,661	ZAR	78,268,000	01/06/21	BNP Paribas	24,456
USD	1,888,362	ZAR	27,596,000	01/07/21	Goldman Sachs	11,122
USD	616,126	ZAR	9,008,000	01/22/21	BNP Paribas	4,712
USD	2,002,212	ZAR	29,410,000	01/22/21	Goldman Sachs	6,022
USD	2,221,340	ZAR	32,727,000	01/22/21	J.P. Morgan	10
USD	6,575,470	ZAR	96,596,000	01/22/21	Morgan Stanley	19,062
USD	552,569,465	EUR	451,308,000	02/02/21	BNP Paribas	844,147
USD	7,998,957	PEN*	28,785,047	02/26/21	Goldman Sachs	45,193
ZAR	389,954,000	USD	24,855,452	01/22/21	Bank Of America	1,612,493
ZAR	191,408,418	USD	12,503,040	01/22/21	Morgan Stanley	488,717

					Total Unrealized Appreciation	21,245,966

BRL*	156,049,575	USD	30,817,607	02/02/21	Bank Of America	(784,931)
EUR	3,019,698	USD	3,710,369	02/19/21	Citibank	(17,475)
EUR	106,476	USD	130,594	02/19/21	Deutsche Bank	(380)
MXN	62,585,000	USD	3,152,786	01/15/21	HSBC	(11,526)
PEN*	11,285,000	USD	3,141,704	01/15/21	Morgan Stanley	(24,251)

The accompanying notes are an integral part of these financial statements.

26	Semiannual Report • December 31, 2020

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
RUB*	698,582,149	USD	9,459,408	02/16/21	Goldman Sachs	$(65,444)
RUB*	1,030,147,894	USD	13,906,372	02/19/21	J.P. Morgan	(58,437)
TRY	2,848,952	USD	376,000	02/26/21	Bank Of America	(52)
TRY	12,063,816	USD	1,608,000	02/26/21	Goldman Sachs	(16,057)
TRY	16,747,276	USD	2,224,000	02/26/21	J.P. Morgan	(14,027)
USD	540,483,690	EUR	451,308,000	01/05/21	BNP Paribas	(10,856,765)
USD	30,028,590	BRL*	156,049,575	01/05/21	J.P. Morgan	(14,453)
USD	141,381	JPY	14,700,000	01/08/21	Bank Of America	(992)
USD	838,638	EUR	700,000	01/08/21	BNP Paribas	(16,592)
USD	397,679,735	GBP	297,940,000	01/08/21	BNP Paribas	(9,766,824)
USD	9,300,890	ZAR	138,890,000	01/22/21	Bank Of America	(126,204)
USD	1,863,764	ZAR	27,826,000	01/22/21	Goldman Sachs	(24,912)
USD	9,939,342	NZD	14,105,000	01/22/21	HSBC	(210,411)
USD	6,455,473	ZAR	96,562,000	01/22/21	Morgan Stanley	(98,628)
USD	142,333	JPY	14,700,000	02/02/21	BNP Paribas	(83)
USD	9,732,757	GBP	7,295,000	02/19/21	Barclays Bank	(246,218)
USD	9,788,369	SEK	83,135,000	02/19/21	Barclays Bank	(321,198)
USD	22,647,464	NZD	33,217,000	02/19/21	Goldman Sachs	(1,258,068)
USD	8,470,595	CAD	11,135,000	02/19/21	Morgan Stanley	(278,453)
USD	9,728,171	CHF	8,695,000	02/19/21	UBS	(106,656)
USD	9,933,221	EUR	8,375,580	02/19/21	UBS	(309,570)
USD	13,767,742	CAD	17,615,000	03/17/21	BNP Paribas	(73,466)

				Total Unrealized Depreciation		(24,702,073)

				Net Unrealized Depreciation		$(3,456,107)

*	Non-deliverable forward

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

MXN	Mexican Peso
NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peruvian Sol

RON	Romanian New Leu

RUB	Russian Ruble

SEK	Swedish Krona

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Deutsche Bank	CMBX.NA.AAA.10	0.50%	Monthly	11/17/2059	0.00%		$16,450,000	$(269,224)	$482,921	$213,697
J.P. Morgan	Barclays Bank Plc	1.00	Quarterly	6/20/2024	0.46	EUR	1,000,000	10,163	13,402	23,565
Bank of America	Boeing Co.	1.00	Quarterly	12/20/2021	0.72		$12,300,000	60,829	(23,804)	37,025
Goldman Sachs	Brazilian Government International	1.00	Quarterly	12/20/2024	1.14		3,200,000	(42,762)	25,855	(16,907)
Goldman Sachs	Chile Government International	1.00	Quarterly	12/20/2025	0.45		4,770,000	114,224	16,994	131,218

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2020	27

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

Over-the-Counter Credit Default Swaps – Sell Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Morgan Stanley	Chile Government International	1.00%	Quarterly	12/20/2025	0.45%	$31,000,000	$543,842	$308,936	$852,778
Barclays Bank	Devon Energy Corp.	1.00	Quarterly	12/20/2024	1.18	455,000	186	(3,206)	(3,020)
Morgan Stanley	Devon Energy Corp.	1.00	Quarterly	12/20/2024	1.18	525,000	—	(3,485)	(3,485)
Morgan Stanley	Devon Energy Corp.	1.00	Quarterly	12/20/2024	1.18	1,170,000	(6,219)	(1,547)	(7,766)
Goldman Sachs	Federative Republic of Brazil	1.00	Quarterly	6/20/2024	1.03	300,000	(7,505)	7,265	(240)
Goldman Sachs	Indonesia Government International	1.00	Quarterly	12/20/2025	0.68	6,561,000	(11,145)	116,058	104,913
Morgan Stanley	Indonesia Government International	1.00	Quarterly	12/20/2025	0.68	23,839,000	(40,615)	421,811	381,196
Barclays Bank	Mexico Government International	1.00	Quarterly	12/20/2025	0.81	440,000	1,938	2,270	4,208
Barclays Bank	Mexico Government International	1.00	Quarterly	12/20/2025	0.81	445,000	2,833	1,422	4,255
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2025	0.81	3,800,000	18,634	17,703	36,337
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2024	0.57	1,600,000	(10,165)	38,186	28,021
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2025	0.81	1,000,000	(13,770)	23,360	9,590
Goldman Sachs	Republic of South Africa	1.00	Quarterly	6/20/2024	1.54	4,700,000	(154,393)	68,862	(85,531)
J.P. Morgan	Republic of South Africa	1.00	Quarterly	6/20/2023	1.16	9,400,000	(412,143)	378,259	(33,884)
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	Quarterly	12/20/2022	0.37	1,500,000	(17,736)	37,007	19,271
J.P. Morgan	Russia Emerging Markets SPMYC	1.00	Quarterly	6/20/2023	0.45	18,200,000	(336,203)	589,564	253,361
Goldman Sachs	Russian Foreign Bond – Eurobon	1.00	Quarterly	12/20/2024	0.67	16,400,000	84,457	135,658	220,115
Goldman Sachs	Teva Pharmaceutical Finance Ne	1.00	Quarterly	6/20/2022	1.62	210,000	(9,437)	7,609	(1,828)
Goldman Sachs	United Mexican States	1.00	Quarterly	6/20/2023	0.32	29,900,000	(150,396)	663,401	513,005
Goldman Sachs	United Mexican States	1.00	Quarterly	12/20/2023	0.38	9,100,000	(136,436)	308,944	172,508
J.P. Morgan	United Mexican States	1.00	Quarterly	12/20/2023	0.38	5,400,000	(81,798)	184,166	102,368
J.P. Morgan	United Mexican States	1.00	Quarterly	6/20/2024	0.48	300,000	(3,739)	9,212	5,473
Morgan Stanley	United Mexican States	1.00	Quarterly	12/20/2022	0.24	3,800,000	2,499	55,856	58,355
Morgan Stanley	United Mexican States	1.00	Quarterly	12/20/2025	0.81	26,000,000	127,493	121,127	248,620

							$(736,588)	$4,003,806	$3,267,218

The accompanying notes are an integral part of these financial statements.

28	Semiannual Report • December 31, 2020

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at December 31, 2020	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.EM.28	1.00%	12/20/2022	0.61%	$9,588,000	$(237,473)	$314,351	$76,878
CDX.EM.29	1.00	6/20/2023	0.71	1,880,000	(31,920)	46,111	14,191
CDX.EM.30	1.00	12/20/2023	0.79	7,708,000	(274,168)	324,650	50,482
CDX.EM.31	1.00	6/20/2024	0.82	8,178,000	(291,531)	344,357	52,826
CDX.EM.32	1.00	12/20/2024	0.88	12,090,000	(572,907)	631,510	58,603
AT&T Inc.	1.00	12/20/2024	0.55	12,100,000	102,371	88,381	190,752
CDX.EM.33	1.00	6/20/2025	1.03	3,990,000	(414,691)	410,934	(3,757)
CDX.NA.IG.34	1.00	6/20/2025	0.63	54,375,000	(563,619)	1,467,937	904,318
CDX.EM.34	1.00	12/20/2025	1.50	3,400,000	(214,431)	133,961	(80,470)
CDX.NA.IG.35	1.00	12/20/2025	0.50	419,221,000	9,297,915	1,113,277	10,411,192
CDX.NA.HY.35	5.00	12/20/2025	2.93	184,900,000	8,858,145	8,667,949	17,526,094
General Electric Co.	1.00	12/20/2023	0.57	700,000	(23,753)	32,867	9,114

					$15,633,938	$13,576,285	$29,210,223

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.15)%	6 Month EURIBOR	Received	Semi-Annual	3/18/2030	EUR	16,100,000	$274,419	$(562,261)	$(287,842)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022	BRL	2,400,000	—	(125)	(125)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		3,000,000	—	(113)	(113)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		12,200,000	—	(914)	(914)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		4,400,000	—	(377)	(377)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		15,100,000	—	(1,840)	(1,840)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		15,100,000	—	(1,549)	(1,549)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		17,900,000	—	(2,399)	(2,399)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		12,300,000	—	(1,588)	(1,588)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		57,900,000	—	(7,336)	(7,336)
—	BRL-CDI-Compounded	Paid	Quarterly	1/3/2022		280,700,000	3,437	147,927	151,364
0.25	6 Month EURIBOR	Received	Semi-Annual	3/17/2031	GBP	17,100,000	(75,467)	(127,804)	(203,271)
0.25	6 Month EURIBOR	Received	Semi-Annual	3/17/2051		6,000,000	188,043	(60,277)	127,766
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050	EUR	9,000,000	(283,674)	(1,516,198)	(1,799,872)
1.25	3 Month USD LIBOR	Paid	Quarterly	6/17/2027		$283,200,000	(7,436,653)	19,450,531	12,013,878
1.50	3 Month USD LIBOR	Received	Quarterly	6/17/2050		81,200,000	(15,012,714)	12,922,304	(2,090,410)
2.25	3 Month USD LIBOR	Received	Quarterly	3/12/2050		3,200,000	(9,885)	(698,671)	(708,556)
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		107,900,000	(1,107,549)	14,950,070	13,842,521
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		94,300,000	1,744,029	10,353,745	12,097,774
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400,000	625,604	12,846,843	13,472,447
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029		$47,200,000	3,382,167	5,315,398	8,697,565
4.58	Mexico Interbank TIIE 28 Day	Received	Lunar	6/10/2022	MXN	4,000,000	—	(926)	(926)
4.65	Mexico Interbank TIIE 28 Day	Received	Lunar	5/10/2022		15,400,000	208	(4,323)	(4,115)
4.74	Mexico Interbank TIIE 28 Day	Received	Lunar	6/3/2022		3,900,000	—	(1,346)	(1,346)
4.83	Mexico Interbank TIIE 28 Day	Received	Lunar	5/27/2022		1,600,000	—	(649)	(649)
5.12	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/6/2025		2,000,000	(134)	2,146	2,012
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025		1,700,000	—	1,828	1,828
5.28	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/23/2025		700,000	—	940	940
5.28	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/30/2025		1,600,000	—	2,133	2,133
5.54	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/4/2027		3,400,000	1	5,870	5,871

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2020	29

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

Centrally Cleared Interest Rate Swaps (Continued)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
7.15%	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800,000	$(17,507)	$182,208	$164,701
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900,000	3,247	(10,512)	(7,265)
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300,000	(1,906)	289,298	287,392
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300,000	4,578	(15,092)	(10,514)
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	1/23/2023		222,400,000	126,021	(870,252)	(744,231)
7.75	Mexico Interbank TIIE 28 Day	Paid	Lunar	1/5/2023		1,400,000	—	4,888	4,888
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	—	10,267	10,267
7.82	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	(341)	10,653	10,312
7.87	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	—	11,846	11,846
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022		2,000,000	—	6,996	6,996
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000,000	9,174	116,779	125,953
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800,000	—	(7,120)	(7,120)
7.98	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027		3,300,000	(21)	(29,852)	(29,873)
7.99	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		100,000	—	(904)	(904)
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200,000	(8,874)	(174,593)	(183,467)
8.03	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		1,600,000	12	(14,902)	(14,890)
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		2,400,000	585	(23,069)	(22,484)

							$(17,593,200)	$72,497,678	$54,904,478

Lunar	– payment frequency equal periods of 28 days (a lunar month).

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report • December 31, 2020

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Value

MUNICIPAL BONDS – 95.61%
Education – 8.11%
Alabama Public School & College Authority, 5.00%, Nov. 2037	$47,500,000	$64,346,825
Tennessee State School Bond Authority, 5.00%, Nov. 2040	25,000,000	29,637,750
Illinois Finance Authority, 0.10%-5.00%, Aug. 2021-Aug. 2049 (1)(2)	11,500,000	12,698,944
New Jersey Economic Development Authority, 5.00%-5.50%, Jun. 2024-Jun. 2054 (2)(3)	27,110,000	31,180,271
New York State Dormitory Authority, 5.00%, Oct. 2028-Oct. 2030 (2)	6,075,000	7,522,005
Tender Option Bond Trust Receipts/Certificates, 0.17%, Dec. 2043 (1)(2)(3)	600,000	600,000
Other Securities (1)(3)	468,845,000	544,254,687

Total Education		690,240,482

General Obligation – 16.78%
City of New York NY, 0.10%, Apr. 2035 (1)	41,695,000	41,695,000
Commonwealth of Pennsylvania, 4.00%, Apr. 2033	20,000,000	21,390,800
Maricopa County Special Health Care District, 4.00%, Jul. 2038	19,340,000	22,364,969
Northside Independent School District, 0.70%, Jun. 2050 (1)	24,595,000	24,826,931
Northside Independent School District, 1.60%, Aug. 2049 (1)	15,030,000	15,595,128
State of California, 5.00%, Nov. 2032	11,555,000	15,959,766
State of California, 5.00%, Nov. 2036	25,000,000	33,944,000
State of Hawaii, 5.00%, Jan. 2032	12,800,000	16,883,712
State of Illinois, 5.00%, Nov. 2025 (2)	16,290,000	18,236,086
State of New Jersey, 5.00%, Jun. 2029	13,235,000	17,141,840
City of New York NY, 0.09%-5.00%, Aug. 2025-Apr. 2042 (1)	46,955,000	58,057,522
Illinois Finance Authority, 3.00%, Jul. 2035 (2)	2,250,000	2,385,090
State of California, 0.87%-5.00%, Aug. 2022-Nov. 2041 (4)	47,290,000	59,238,324
State of Illinois, 4.00%-5.50%, Feb. 2021-Jul. 2038 (2)	118,650,000	130,511,986
Other Securities (1)(3)(4)(5)	817,715,000	950,318,408

Total General Obligation		1,428,549,562

General Revenue – 26.94%
Buckeye Tobacco Settlement Financing Authority, 5.00%, Jun. 2055	37,020,000	41,880,356
California Infrastructure & Economic Development Bank, 0.45%, Jan. 2050 (1)(3)	16,000,000	16,014,880
Central Plains Energy Project, 4.00%, Dec. 2049 (1)	32,420,000	37,237,288
Chandler Industrial Development Authority, 5.00%, Jun. 2049 (1)	18,960,000	21,807,223
City of Whiting IN, 5.00%, Dec. 2044 (1)	19,260,000	23,505,289
Hudson Yards Infrastructure Corp., 5.00%, Feb. 2032	12,325,000	15,158,271
Kentucky Public Energy Authority, 4.00%, Dec. 2049 (1)	21,270,000	24,231,798
Kentucky Public Energy Authority, 4.00%, Dec. 2050 (1)	16,560,000	19,274,184
Lower Alabama Gas District, 4.00%, Dec. 2050 (1)	15,610,000	18,019,091
Main Street Natural Gas, Inc., 4.00%, Aug. 2049 (1)	52,070,000	59,030,197
Main Street Natural Gas, Inc., 4.00%, Mar. 2050 (1)	20,000,000	23,487,600
Metropolitan Pier & Exposition Authority, 5.00%, Jun. 2050	16,465,000	19,028,436
Mississippi Business Finance Corp., 0.10%, Nov. 2035 (1)	22,500,000	22,500,000
Missouri Development Finance Board, 0.10%, Jun. 2037 (1)	16,775,000	16,775,000
New York State Dormitory Authority, 4.00%, Mar. 2032 (2)	20,000,000	22,435,000
North Carolina Capital Facilities Finance Agency, 0.22%, Jul. 2034 (1)	20,000,000	20,001,000
Parish of St James LA, 0.16%, Nov. 2040 (1)	16,125,000	16,125,000
Patriots Energy Group Financing Agency, 4.00%, Oct. 2048 (1)	31,875,000	35,089,275
PEFA, Inc., 5.00%, Sep. 2049 (1)	13,000,000	15,929,420
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, Jul. 2058	20,235,000	22,549,884
Illinois Finance Authority, 4.00%-5.25%, May 2023-May 2047 (1)(2)(3)	4,160,000	4,414,443
Main Street Natural Gas, Inc., 0.85%-5.00%, May 2027-Aug. 2048 (1)(4)	29,095,000	32,394,540
Metropolitan Transportation Authority, 0.54%-5.00%, Nov. 2026-Nov. 2036 (2)(4)	4,350,000	4,735,375
New Jersey Economic Development Authority, 3.13%-5.63%, Jan. 2023-Jan. 2052 (2)	37,025,000	42,394,460
New Jersey Transportation Trust Fund Authority, 0.00%-5.50%, Dec. 2022-Jun. 2050 (2)	78,095,000	85,471,629
New York State Dormitory Authority, 4.00%-5.25%, Mar. 2021-Mar. 2038 (2)	55,345,000	63,585,846
State of Illinois, 5.00%, Jun. 2024-Jun. 2025 (2)	6,495,000	7,061,025
Tender Option Bond Trust Receipts/Certificates, 0.14%-0.44%, Dec. 2034-Dec. 2049 (1)(2)(3)	27,110,000	27,110,000
Other Securities (1)(3)(4)(7)	1,407,797,000	1,536,278,948

Total General Revenue		2,293,525,458

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2020	31

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value

Healthcare – 12.86%
Arizona Health Facilities Authority, 4.00%, Jan. 2043	$24,000,000	$24,902,880
Illinois Finance Authority, 5.00%, May 2028 (2)	12,620,000	16,072,327
Illinois Finance Authority, 5.00%, Jul. 2034 (2)	300,000	353,640
Michigan State Hospital Finance Authority, 4.00%, Nov. 2047 (1)	14,255,000	15,702,696
Illinois Finance Authority, 1.75%-5.25%, Feb. 2022-Jul. 2057 (1)(2)	87,395,000	102,106,406
New Jersey Economic Development Authority, 5.00%, Oct. 2039-Jan. 2040 (2)(3)	895,000	892,342
New York State Dormitory Authority, 5.00%, Dec. 2022-May 2048 (1)(2)(3)	19,560,000	22,369,731
Tender Option Bond Trust Receipts/Certificates, 0.00%-0.34%, May 2022-Sep. 2050 (1)(2)(3)	23,825,000	23,825,000
Other Securities (1)(3)(4)(5)(7)	779,656,958	888,651,016

Total Healthcare		1,094,876,038

Housing – 4.71%
Alamito Public Facility Corp., 2.50%, Nov. 2021 (1)	15,000,000	15,102,300
New York City Housing Development Corp., 0.70%, Nov. 2060 (1)	20,320,000	20,321,829
New Jersey Economic Development Authority, 5.00%, Jun. 2026-Jan. 2048 (2)	1,900,000	2,104,875
Tender Option Bond Trust Receipts/Certificates, 0.29%-0.42%, Jan. 2026-Dec. 2060 (1)(2)(3)	25,600,000	25,600,000
Other Securities (1)(3)(4)	319,700,956	337,898,076

Total Housing		401,027,080

Transportation – 16.64%
Chicago O’Hare International Airport, 5.00%, Jan. 2032	13,995,000	16,250,171
Commonwealth of Massachusetts Transportation Fund Revenue, 3.75%, Jun. 2040	45,000,000	45,421,650
Metropolitan Transportation Authority, 5.00%, Sep. 2021 (2)	25,000,000	25,473,750
North Carolina Turnpike Authority, 5.00%, Feb. 2024	18,535,000	21,007,198
State of Connecticut Special Tax Revenue, 5.00%, Oct. 2031	26,000,000	28,986,360
Metropolitan Transportation Authority, 0.00%-5.25%, Nov. 2021-Nov. 2047 (2)(4)	67,120,000	75,283,952
New Jersey Transportation Trust Fund Authority, 0.00%-5.00%, Dec. 2028-Jun. 2032 (2)	3,305,000	3,320,302
Tender Option Bond Trust Receipts/Certificates, 0.19%-0.32%, Jan. 2024-Jan. 2044 (1)(2)(3)	17,165,000	17,165,000
Other Securities (1)(4)	1,032,737,759	1,183,400,985

Total Transportation		1,416,309,368

Utilities – 9.57%
City of Atlanta GA Water & Wastewater Revenue, 5.00%, Nov. 2040	14,595,000	17,292,302
City of San Antonio TX Electric & Gas Systems Revenue, 1.13%, Dec. 2045 (1)	22,440,000	23,134,069
County of King WA Sewer Revenue, 5.00%, Jan. 2047	29,000,000	33,090,740
Energy Northwest, 5.00%, Jul. 2028	15,000,000	19,851,900
Illinois Finance Authority, 5.00%, Jul. 2034 (2)	22,470,000	30,876,476
Illinois Finance Authority, 5.25%, Jul. 2035 (2)	20,085,000	26,864,290
Indiana Finance Authority, 5.25%, Oct. 2038	15,010,000	15,531,597
Louisville & Jefferson County Metropolitan Government, 1.85%, Oct. 2033 (1)	15,900,000	15,943,089
Illinois Finance Authority, 5.00%, Jul. 2022-Jul. 2031 (2)	4,070,000	4,948,734
New Jersey Economic Development Authority, 1.15%-5.00%, Jun. 2023-Aug. 2059 (1)(2)	8,305,000	8,756,623
Tender Option Bond Trust Receipts/Certificates, 0.17%, Aug. 2050 (1)(2)(3)	4,500,000	4,500,000
Other Securities (1)(3)(4)(5)	542,005,000	614,121,084

Total Utilities		814,910,904

Total Municipal Bonds (Cost: $7,778,170,080)		8,139,438,892

	Shares	Value
SHORT-TERM INVESTMENTS – 3.41%
Money Market Funds – 2.64%
Fidelity Institutional Money Market Government Fund – Class I, 0.01% (6)	224,935,845	224,935,845

Total Money Market Funds		224,935,845

The accompanying notes are an integral part of these financial statements.

32	Semiannual Report • December 31, 2020

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value

Time Deposits – 0.77%
ANZ, London, 0.01% due 01/04/2021	$3,252,070	$3,252,070
Banco Santander, Frankfurt, 0.01% due 01/04/2021	28,686,342	28,686,342
BBVA, Madrid, 0.01% due 01/04/2021	33,457,104	33,457,104

Total Time Deposits		65,395,516

Total Short-Term Investments (Cost: $290,331,361)		290,331,361

TOTAL INVESTMENTS IN SECURITIES – 99.02% (Cost: $8,068,501,441)		8,429,770,253
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.98%		83,776,739

TOTAL NET ASSETS – 100.00%		$8,513,546,992

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security or includes adjustable rate securities. The rate reported is the rate in effect as of December 31, 2020.

(2)	Issuer includes securities in multiple categories. The market value of the issuer as a whole is greater than 1% of the Fund’s total net assets.

(3)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $369,775,631, which represents 4.34% of total net assets.

(4)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2020.

(5)	Security in default or includes securities in default as of December 31, 2020. The value of these securities totals $24,017,470, which represents 0.28% of total net assets.

(6)	Represents annualized seven-day yield as of the close of the reporting period.

(7)	Includes securities restricted at December 31, 2020. The value of these securities total $20,427,478, which represents 0.24% of total net assets.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(235)	U.S. 10 Year Note Future	J.P. Morgan	Mar. 2021	$(32,370,203)	$(32,448,359)	$(78,156)
(217)	U.S. 10 Year Note Future	Wells Fargo	Mar. 2021	(29,954,477)	(29,962,954)	(8,477)

						$(86,633)

State/U.S. Territory	Percentage of Net Assets
Alabama	2.06%
Alaska	0.07
Arizona	2.46
Arkansas	0.14
California	5.31
Colorado	2.28
Connecticut	2.56
Delaware	0.51
District of Columbia	1.48
Florida	5.56
Georgia	3.37
Guam	0.05
Hawaii	0.84
Idaho	0.05
Illinois	8.64
Indiana	1.56
Iowa	0.41
Kansas	0.11
Kentucky	1.92

State/U.S. Territory (Continued)	Percentage of Net Assets
Louisiana	1.92%
Maine	0.14
Maryland	1.80
Massachusetts	2.26
Michigan	2.50
Minnesota	0.30
Mississippi	0.47
Missouri	1.13
Montana	0.02
Nebraska	0.79
Nevada	1.27
New Hampshire	0.37
New Jersey	3.47
New Mexico	0.33
New York	10.30
North Carolina	1.31
North Dakota	0.14
Ohio	2.35
Oklahoma	0.79

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2020	33

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

State/U.S. Territory (Continued)	Percentage of Net Assets
Oregon	0.55%
Pennsylvania	5.15
Puerto Rico	1.84
Rhode Island	0.14
South Carolina	1.17
South Dakota	0.24
Tennessee	1.05
Texas	8.02
Utah	0.25
Vermont	0.05
Virgin Islands	0.04
Virginia	1.29

State/U.S. Territory (Continued)	Percentage of Net Assets
Washington	3.01%
West Virginia	0.13
Wisconsin	1.54
Wyoming	0.10

Total Municipal Bonds	95.61

SHORT-TERM INVESTMENTS	3.41

TOTAL INVESTMENTS IN SECURITIES	99.02
OTHER ASSETS IN EXCESS OF LIABILITIES	0.98

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

34	Semiannual Report • December 31, 2020

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value

COMMON STOCKS – 98.32%
Communication Services – 11.49%
Alphabet, Inc. – Class A (1)	238,193	$417,466,580
Alphabet, Inc. – Class C (1)	156,625	274,388,205
Facebook, Inc. – Class A (1)	1,444,527	394,586,995
Match Group, Inc. (1)	1,169,285	176,784,199
Netflix, Inc. (1)	254,239	137,474,654
Walt Disney Co. (1)	951,621	172,414,693
Other Securities (1)	1,539,930	207,444,027

Total Communication Services		1,780,559,353

Consumer Discretionary – 15.79%
Amazon.com, Inc. (1)	188,304	613,292,947
Home Depot, Inc.	386,313	102,612,459
Lowe’s Companies, Inc.	809,872	129,992,555
McDonald’s Corp.	680,500	146,021,690
NIKE, Inc. – Class B	1,756,056	248,429,242
Tesla, Inc. (1)	381,173	268,982,351
Yum! Brands, Inc.	1,926,429	209,133,132
Other Securities (1)	5,048,060	729,093,457

Total Consumer Discretionary		2,447,557,833

Consumer Staples – 3.34%
Coca-Cola Co.	2,436,051	133,593,037
Procter & Gamble Co.	871,167	121,214,176
Other Securities (1)	2,802,066	263,303,868

Total Consumer Staples		518,111,081

Energy – 0.65%
ConocoPhillips	2,483,595	99,318,964
Other Securities (1)	23,629	1,200,247

Total Energy		100,519,211

Financials – 7.28%
American Express Co.	1,791,880	216,656,211
Bank of America Corp.	5,842,160	177,075,870
Intercontinental Exchange, Inc.	1,922,732	221,671,772
JPMorgan Chase & Co.	886,384	112,632,815
MSCI, Inc. – Class A	270,764	120,904,249
Other Securities (1)	2,964,283	278,931,850

Total Financials		1,127,872,767

Healthcare – 15.95%
Abbott Laboratories	1,980,408	216,834,872
Danaher Corp.	1,260,682	280,047,899
Illumina, Inc. (1)	414,580	153,394,600
Intuitive Surgical, Inc. (1)	225,549	184,521,637
Johnson & Johnson	1,552,420	244,319,860
Medtronic Plc	1,536,961	180,039,612
Regeneron Pharmaceuticals, Inc. (1)	275,198	132,950,906
Thermo Fisher Scientific, Inc.	546,809	254,692,696
UnitedHealth Group, Inc.	746,087	261,637,789
Other Securities (1)	5,448,340	562,983,575

Total Healthcare		2,471,423,446

Industrials – 5.80%
Honeywell International, Inc.	982,310	208,937,337
IHS Markit Ltd.	1,789,350	160,737,311
Union Pacific Corp.	899,141	187,219,139
Other Securities (1)	2,825,323	341,216,435

Total Industrials		898,110,222

	Shares	Value

Information Technology – 33.80%
Adobe, Inc. (1)	227,123	$113,588,755
Analog Devices, Inc.	962,263	142,155,113
Apple, Inc.	4,385,310	581,886,784
Autodesk, Inc. (1)	650,093	198,499,397
FleetCor Technologies, Inc. (1)	773,665	211,079,022
Intuit, Inc.	314,260	119,371,661
Microsoft Corp.	4,374,608	973,000,311
NVIDIA Corp.	230,930	120,591,646
PayPal Holdings, Inc. (1)	1,449,215	339,406,153
Salesforce.com, Inc. (1)	1,427,917	317,754,370
Shopify, Inc. – Class A (1)	113,607	128,597,444
Texas Instruments, Inc.	619,263	101,639,636
Visa, Inc. – Class A	2,425,948	530,627,606
Workday, Inc. – Class A (1)	1,039,661	249,113,172
Other Securities (1)(2)	6,550,108	1,111,812,752

Total Information Technology		5,239,123,822

Materials – 2.42%
Ball Corp.	1,869,341	174,185,194
Linde Plc	512,547	135,061,260
Other Securities (1)	427,295	66,078,102

Total Materials		375,324,556

Real Estate – 1.80%
Equinix, Inc.	227,240	162,290,263
Other Securities	1,110,780	117,203,434

Total Real Estate		279,493,697

Utilities – 0.00% (3)
NRG Energy, Inc.	6,414	240,846

Total Utilities		240,846

Total Common Stocks (Cost: $9,754,303,650)		15,238,336,834

SHORT-TERM INVESTMENTS – 1.51%
Money Market Funds – 1.35%
Goldman Sachs Financial Square Government Fund – Class I, 0.03% (4)	208,744,900	208,744,900

Total Money Market Funds		208,744,900

	Principal Amount	Value
Time Deposits – 0.16%
Royal Bank of Canada, Toronto, 0.01% due 01/04/2021	$24,809,713	24,809,713

Total Time Deposits		24,809,713

Total Short-Term Investments (Cost: $233,554,613)		233,554,613

TOTAL INVESTMENTS IN SECURITIES – 99.83% (Cost: $9,987,858,263)		15,471,891,447

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.17%		26,724,757

TOTAL NET ASSETS – 100.00%		$15,498,616,204

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2020	35

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

(1)	Non-income producing security or includes securities that are non-income producing.

(2)

Includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $91,296,602, which represents 0.59% of total net assets.

(3)	Amount calculated is less than 0.005%.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

36	Semiannual Report • December 31, 2020

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value

COMMON STOCKS – 98.41%
Communication Services – 6.13%
Alphabet, Inc. – Class A (1)	2,449	$4,292,215
Alphabet, Inc. – Class C (1)	104,464	183,008,392
Comcast Corp. – Class A	6,203,349	325,055,488
Other Securities (1)	8,906,284	404,696,077

Total Communication Services		917,052,172

Consumer Discretionary – 11.40%
Booking Holdings, Inc. (1)	66,361	147,803,865
Las Vegas Sands Corp.	1,428,162	85,118,455
Marriott International, Inc. – Class A	1,052,256	138,813,612
McDonald’s Corp.	628,752	134,917,604
NIKE, Inc. – Class B	759,178	107,400,912
TJX Companies, Inc.	1,698,947	116,021,091
Other Securities (1)	20,743,490	973,540,253

Total Consumer Discretionary		1,703,615,792

Consumer Staples – 7.74%
Altria Group, Inc.	2,189,879	89,785,039
Coca-Cola Co.	2,511,547	137,733,238
Colgate-Palmolive Co.	1,251,345	107,002,511
Philip Morris International, Inc.	1,796,493	148,731,656
Procter & Gamble Co.	808,739	112,527,944
Other Securities (1)	7,992,460	561,025,250

Total Consumer Staples		1,156,805,638

Energy – 3.37%
Various Securities (1)	12,936,183	503,387,557

Total Energy		503,387,557

Financials – 19.39%
American Express Co.	1,478,676	178,786,715
American International Group, Inc.	2,911,950	110,246,427
Arch Capital Group Ltd. (1)	2,624,152	94,653,163
Berkshire Hathaway, Inc. – Class B (1)	704,343	163,316,011
Chubb Ltd.	1,197,840	184,371,533
Citigroup, Inc.	1,575,175	97,125,290
Goldman Sachs Group, Inc.	741,573	195,560,216
JPMorgan Chase & Co.	899,980	114,360,459
Marsh & McLennan Companies, Inc.	776,095	90,803,115
Morgan Stanley	2,788,154	191,072,194
Synchrony Financial	2,457,055	85,284,379
Wells Fargo & Co.	5,194,003	156,755,011
Other Securities (1)	30,509,408	1,236,713,935

Total Financials		2,899,048,448

Healthcare – 13.02%
AbbVie, Inc.	931,312	99,790,081
Anthem, Inc.	323,637	103,916,604
CVS Health Corp.	1,427,799	97,518,672
Johnson & Johnson	1,095,702	172,441,581
Medtronic Plc	2,287,673	267,978,015
Merck & Co., Inc.	1,386,340	113,402,612
Pfizer, Inc.	2,943,937	108,366,321
UnitedHealth Group, Inc.	522,895	183,368,819
Other Securities (1)	9,678,904	799,701,135

Total Healthcare		1,946,483,840

	Shares	Value

Industrials – 16.50%
Air Lease Corp. – Class A	2,303,620	$102,326,800
Canadian National Railway Co.	780,670	85,756,599
Deere & Co.	478,461	128,729,932
FedEx Corp.	549,549	142,673,911
General Dynamics Corp.	892,685	132,849,382
Honeywell International, Inc.	487,181	103,623,399
Northrop Grumman Corp.	561,688	171,157,567
Raytheon Technologies Corp.	2,610,884	186,704,315
Union Pacific Corp.	514,096	107,045,069
United Parcel Service, Inc. – Class B	807,774	136,029,142
Other Securities (1)	22,596,891	1,168,833,849

Total Industrials		2,465,729,965

Information Technology – 9.52%
Cisco Systems, Inc.	3,188,064	142,665,864
Microsoft Corp.	610,890	135,874,154
Oracle Corp.	1,961,123	126,865,047
QUALCOMM, Inc.	865,856	131,904,503
Samsung Electronics Co. Ltd.	1,587,613	118,555,827
Other Securities (1)	7,001,537	766,925,466

Total Information Technology		1,422,790,861

Materials – 4.76%
DowDuPont, Inc.	2,064,434	146,801,902
Linde Plc	377,077	99,363,560
Other Securities (1)	10,390,038	465,127,111

Total Materials		711,292,573

Real Estate – 3.85%
Various Securities (1)	13,830,922	575,424,637

Total Real Estate		575,424,637

Utilities – 2.73%
Various Securities (1)	9,811,745	408,529,378

Total Utilities		408,529,378

Total Common Stocks (Cost: $10,852,257,112)		14,710,160,861

CONVERTIBLE PREFERRED STOCKS – 0.30%
Healthcare – 0.07%
Becton Dickinson & Co., 6.00%	183,415	10,111,669

Total Healthcare		10,111,669

Utilities – 0.23%
Various Securities	513,140	34,043,038

Total Utilities		34,043,038

Total Convertible Preferred Stocks (Cost:$41,164,617)		44,154,707

PREFERRED STOCKS – 0.14%
Consumer Discretionary – 0.14%
Volkswagen AG	108,827	20,338,013

Total Consumer Discretionary		20,338,013

Total Preferred Stocks (Cost: $17,666,329)		20,338,013

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2020	37

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

	Shares	Value

WARRANTS – 0.00% (2)
Occidental Petroleum Corp., expires 08/03/2027 (1)	54,746	$372,820

Total Warrants (Cost: $270,993)		372,820

	Principal Amount	Value
BONDS & NOTES – 0.04%
Convertible Securities – 0.04%
Financials – 0.04%
AXA SA, 7.25%, May 2021 (3)	$5,500,000	6,266,562

Total Financials		6,266,562

Total Convertible Securities		6,266,562

Total Bonds & Notes (Cost: $5,286,026)		6,266,562

	Shares	Value
SHORT-TERM INVESTMENTS – 1.01%
Money Market Funds – 0.66%
Goldman Sachs Financial Square Government Fund – Class I, 0.03% (4)	98,623,115	98,623,115

Total Money Market Funds		98,623,115

	Principal Amount	Value
Time Deposits – 0.35%
ANZ, London, 0.01% due 01/04/2021	$2,303,162	2,303,162
Bank of Montreal, London, 0.01% due 01/04/2021	8,329,266	8,329,266
BNP Paribas, Paris, 0.01% due 01/04/2021	20,455,874	20,455,874
National Australia Bank, London, 0.01% due 01/04/2021	8,964,517	8,964,517
Royal Bank of Canada,Toronto, 0.01% due 01/04/2021	12,333,140	12,333,140

Total Time Deposits		52,385,959

Total Short-Term Investments (Cost: $151,009,074)		151,009,074

TOTAL INVESTMENTS IN SECURITIES – 99.90% (Cost: $11,067,654,151)		14,932,302,037

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.10%		14,937,675

TOTAL NET ASSETS – 100.00%		$14,947,239,712

Percentages are stated as a percent of net assets.

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Amount calculated is less than 0.005%.

(3)

Security purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $6,266,562, which represents 0.04% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

38	Semiannual Report • December 31, 2020

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value

COMMON STOCKS – 97.28%
Communication Services – 4.67%
Match Group, Inc. (1)	358,768	$54,242,134
New York Times Co. – Class A	592,358	30,666,374
Roku, Inc. – Class A (1)	102,784	34,126,344
Zynga, Inc. – Class A (1)	5,036,427	49,709,534
Other Securities (1)	1,338,702	90,785,389

Total Communication Services		259,529,775

Consumer Discretionary – 10.57%
Advance Auto Parts, Inc.	243,000	38,274,930
Burlington Stores, Inc. (1)	131,314	34,345,177
Chegg, Inc. (1)	433,965	39,200,058
Chipotle Mexican Grill, Inc. – Class A (1)	22,140	30,701,759
Ollie’s Bargain Outlet Holdings, Inc. (1)	372,653	30,471,836
Peloton Interactive, Inc. – Class A (1)	218,299	33,120,324
Tractor Supply Co.	270,368	38,008,333
Ulta Beauty, Inc. (1)	180,669	51,880,910
Other Securities (1)	3,960,255	291,847,615

Total Consumer Discretionary		587,850,942

Consumer Staples – 4.48%
Hershey Co.	241,784	36,830,957
J.M. Smucker Co.	311,500	36,009,400
Lamb Weston Holdings, Inc.	435,112	34,260,719
Other Securities (1)	2,042,352	141,985,729

Total Consumer Staples		249,086,805

Energy – 0.34%
Various Securities (1)	1,156,197	18,950,974

Total Energy		18,950,974

Financials – 8.53%
Arthur J. Gallagher & Co.	354,000	43,793,340
Everest Re Group Ltd.	181,000	42,370,290
SVB Financial Group (1)	108,880	42,226,930
Tradeweb Markets, Inc. – Class A	985,701	61,557,027
Other Securities (1)	4,756,133	284,739,824

Total Financials		474,687,411

Healthcare – 24.33%
Align Technology, Inc. (1)	79,457	42,460,232
Argenx SE – ADR (1)	107,753	31,689,080
Ascendis Pharma – ADR (1)	223,497	37,274,830
Bio-Techne Corp.	173,807	55,192,413
Catalent, Inc. (1)	738,571	76,863,084
Dentsply Sirona, Inc.	701,000	36,704,360
DexCom, Inc. (1)	124,392	45,990,210
Edwards Lifesciences Corp. (1)	408,000	37,221,840
Exact Sciences Corp. (1)	314,598	41,681,089
Genmab – ADR (1)	959,440	39,010,830
Integra LifeSciences Holdings Corp. (1)	795,831	51,665,349
Veeva Systems, Inc. – Class A (1)	307,562	83,733,755
Waters Corp. (1)	134,857	33,366,319

	Shares	Value

West Pharmaceutical Services, Inc.	185,837	$52,649,480
Other Securities (1)(3)	12,230,263	687,532,664

Total Healthcare		1,353,035,535

Industrials – 13.29%
AMETEK, Inc.	425,000	51,399,500
Clarivate Plc (1)	1,130,000	33,572,300
Fortive Corp.	1,161,462	82,254,739
Generac Holdings, Inc. (1)	177,161	40,288,183
IDEX Corp.	181,940	36,242,448
Toro Co.	348,264	33,029,358
Other Securities (1)	5,834,948	462,471,614

Total Industrials		739,258,142

Information Technology – 27.03%
Atlassian Corp. Plc – Class A (1)	256,941	60,090,792
Global Payments, Inc.	384,883	82,911,496
HubSpot, Inc. (1)	119,979	47,564,475
Medallia, Inc. (1)	1,327,976	44,115,363
Palo Alto Networks, Inc. (1)	114,779	40,791,309
Pure Storage, Inc. – Class A (1)	1,410,831	31,898,889
Smartsheet, Inc. – Class A (1)	458,103	31,741,957
Synopsys, Inc. (1)	173,737	45,039,580
Workday, Inc. – Class A (1)	222,500	53,313,225
Zscaler, Inc. (1)	301,462	60,204,976
Other Securities (1)	11,496,599	1,005,442,182

Total Information Technology		1,503,114,244

Materials – 2.30%
AptarGroup, Inc.	234,500	32,100,705
Other Securities (1)	2,059,224	95,972,110

Total Materials		128,072,815

Real Estate – 1.26%
Various Securities (1)	1,526,407	70,089,539

Total Real Estate		70,089,539

Utilities – 0.48%
Various Securities (1)	471,940	26,573,344

Total Utilities		26,573,344

Total Common Stocks (Cost: $3,490,969,776)		5,410,249,526

SHORT-TERM INVESTMENTS – 2.51%
Money Market Funds – 1.97%
Goldman Sachs Financial Square Government Fund – Class I, 0.03% (2)	109,313,758	109,313,758

Total Money Market Funds		109,313,758

	Principal Amount	Value
Time Deposits – 0.54%
Banco Santander, Frankfurt, 0.01% due 01/04/2021	$22,951,344	22,951,344
BBVA, Madrid, 0.01% due 01/04/2021	6,278,502	6,278,502

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2020	39

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value
Brown Brothers Harriman, 0.01% due 01/04/2021	$19,185	$19,185
Royal Bank of Canada, Toronto, 0.01% due 01/04/2021	888,183	888,183

Total Time Deposits		30,137,214

Total Short-Term Investments (Cost: $139,450,972)		139,450,972

TOTAL INVESTMENTS IN SECURITIES – 99.79% (Cost: $3,630,420,748)		5,549,700,498
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.21%		11,598,033

TOTAL NET ASSETS – 100.00%		$5,561,298,531

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

(3)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $16,144, which represents 0.00% of total net assets.

The accompanying notes are an integral part of these financial statements.

40	Semiannual Report • December 31, 2020

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value

COMMON STOCKS – 98.32%
Communication Services – 1.67%
Nexstar Media Group, Inc. – Class A	286,131	$31,242,644
Other Securities (1)	2,791,024	72,296,342

Total Communication Services		103,538,986

Consumer Discretionary – 11.39%
La-Z-Boy, Inc.	539,492	21,493,361
Whirlpool Corp.	121,657	21,957,872
Other Securities (1)	16,114,081	664,563,502

Total Consumer Discretionary		708,014,735

Consumer Staples – 4.01%
Constellation Brands, Inc. – Class A	98,035	21,474,567
Performance Food Group Co. (1)	481,068	22,903,647
Post Holdings, Inc. (1)	217,718	21,991,695
Other Securities (1)	4,909,562	183,228,506

Total Consumer Staples		249,598,415

Energy – 3.43%
WPX Energy, Inc. (1)	3,060,376	24,942,064
Other Securities (1)	13,590,206	188,430,156

Total Energy		213,372,220

Financials – 21.18%
Allstate Corp.	264,531	29,079,893
Ameriprise Financial, Inc.	193,956	37,691,469
Athene Holding Ltd. – Class A (1)	522,974	22,561,098
Discover Financial Services	335,290	30,353,804
East West Bancorp, Inc.	522,119	26,476,654
Everest Re Group Ltd.	93,698	21,933,765
Fifth Third Bancorp	1,129,033	31,127,440
Glacier Bancorp, Inc.	484,241	22,279,928
Huntington Bancshares, Inc.	1,904,947	24,059,481
Independent Bank Corp.	296,711	21,671,771
KeyCorp	1,531,147	25,126,122
Lakeland Financial Corp.	404,050	21,648,999
Loews Corp.	505,876	22,774,538
Raymond James Financial, Inc.	239,026	22,867,617
Reinsurance Group of America, Inc. – Class A	290,586	33,678,917
Selective Insurance Group, Inc.	390,247	26,138,744
TCF Financial Corp.	987,582	36,560,286
Other Securities (1)(4)	31,124,568	860,590,646

Total Financials		1,316,621,172

Healthcare – 7.60%
Avantor, Inc. (1)	1,535,466	43,223,368
IQVIA Holdings, Inc. (1)	147,044	26,345,873
Jazz Pharmaceuticals Plc (1)	129,315	21,343,441
Other Securities (1)(4)	7,191,470	381,336,216

Total Healthcare		472,248,898

Industrials – 19.29%
Altra Industrial Motion Corp.	472,815	26,208,135
AMETEK, Inc.	384,243	46,470,348
Crane Co.	418,946	32,535,346
Hubbell, Inc. - Class B	173,524	27,206,828
nVent Electric Plc	1,100,289	25,625,731
Oshkosh Corp.	436,457	37,565,854

	Shares		Value

Otis Worldwide Corp.		405,591	$27,397,672
Owens Corning		323,656	24,520,179
Parker-Hannifin Corp.		112,632	30,682,083
Timken Co.		493,128	38,148,382
WESCO International, Inc. (1)		386,297	30,324,315
WillScot Mobile Mini Holdings Corp. – Class A (1)		1,879,208	43,541,249
Other Securities (1)(2)		18,066,772	808,812,661

Total Industrials			1,199,038,783

Information Technology – 11.15%
CACI International, Inc. – Class A (1)		121,119	30,198,600
Methode Electronics, Inc.		622,300	23,821,644
Motorola Solutions, Inc.		175,669	29,874,270
NXP Semiconductors NV		132,320	21,040,203
Plexus Corp. (1)		268,532	21,001,888
TE Connectivity Ltd.		176,597	21,380,599
Other Securities (1)		12,279,591	546,149,768

Total Information Technology			693,466,972

Materials – 7.31%
Axalta Coating Systems Ltd. (1)		807,011	23,040,164
Crown Holdings, Inc. (1)		208,636	20,905,327
FMC Corp.		331,625	38,113,661
LyondellBasell Industries NV – Class A		231,493	21,218,648
Other Securities (1)		11,302,983	351,432,626

Total Materials			454,710,426

Real Estate – 6.38%
Various Securities (1)		16,778,933	396,540,200

Total Real Estate			396,540,200

Utilities – 4.91%
Vistra Energy Corp.		1,919,820	37,743,661
Other Securities (1)		6,523,212	267,711,691

Total Utilities			305,455,352

Total Common Stocks (Cost: $4,662,336,638)			6,112,606,159

SHORT-TERM INVESTMENTS – 1.35%
Money Market Funds – 0.58%
Goldman Sachs Financial Square Government Fund – Class I, 0.03% (3)		35,770,701	35,770,701

Total Money Market Funds			35,770,701

	Principal Amount		Value
Time Deposits – 0.77%
Bank of Montreal, London, 0.01% due 01/04/2021		$7,107,912	7,107,912
BBVA, Madrid, 0.01% due 01/04/2021		9,740,464	9,740,464
Brown Brothers Harriman, 0.01% due 01/04/2021	CAD	17	13
JP Morgan, New York, 0.01% due 01/04/2021		$1,309,233	1,309,233

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2020	41

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value

Royal Bank of Canada, Toronto, 0.01% due 01/04/2021	$12,583,397	$12,583,397
Societe Generale, Paris, 0.01% due 01/04/2021	12,210,937	12,210,937
Sumitomo, Tokyo, 0.01% due 01/04/2021	5,160,175	5,160,175

Total Time Deposits		48,112,131

Total Short-Term Investments (Cost: $83,882,832)		83,882,832

TOTAL INVESTMENTS IN SECURITIES – 99.67% (Cost: $4,746,219,470)		6,196,488,991
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.33%		20,598,420

TOTAL NET ASSETS – 100.00%		$6,217,087,411

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

CAD Canadian Dollar

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $9,119,286, which represents 0.15% of total net assets.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $2,970, which represents 0.00% of total net assets.

The accompanying notes are an integral part of these financial statements.

42	Semiannual Report • December 31, 2020

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value

COMMON STOCKS – 97.00%
Communication Services – 7.55%
Nippon Telegraph & Telephone Corp.	3,233,100	$82,958,123
Singapore Telecommunications Ltd.	46,387,500	80,999,153
Vodafone Group Plc	67,111,625	110,230,026
Other Securities (1)(2)	62,104,675	737,327,847

Total Communication Services		1,011,515,149

Consumer Discretionary – 15.51%
Continental AG	722,789	107,576,500
Honda Motor Co. Ltd.	4,100,599	115,703,727
LVMH Moet Hennessy Louis Vuitton SE	202,883	127,005,045
MercadoLibre, Inc. (2)	109,053	182,687,767
Panasonic Corp.	12,343,100	143,886,370
Sony Corp.	1,520,900	153,258,185
Zalando SE (1)(2)	857,743	95,408,012
Other Securities (1)(2)	53,379,829	1,151,369,131

Total Consumer Discretionary		2,076,894,737

Consumer Staples – 7.43%
Tesco Plc	71,571,794	225,863,835
Other Securities (1)(2)	166,476,640	769,090,830

Total Consumer Staples		994,954,665

Energy – 3.86%
BP Plc	33,625,180	116,031,841
ENI SpA	11,330,445	118,286,575
Royal Dutch Shell Plc – Class B	4,928,259	83,527,632
Other Securities	21,632,695	199,030,572

Total Energy		516,876,620

Financials – 13.10%
AIA Group Ltd.	11,580,284	141,118,757
Allianz SE	340,550	83,663,931
HDFC Bank Ltd. – ADR (2)	1,141,490	82,484,067
ING Groep NV (2)	13,994,991	130,123,255
Lloyds Banking Group Plc (2)	292,057,135	145,607,325
Sumitomo Mitsui Financial Group, Inc.	2,597,800	80,527,004
United Overseas Bank Ltd.	7,032,106	119,858,144
Other Securities (1)(2)	105,464,256	971,757,166

Total Financials		1,755,139,649

Healthcare – 14.24%
AstraZeneca Plc	848,342	84,590,955
CSL Ltd.	388,609	84,908,172
GlaxoSmithKline Plc	4,343,311	79,473,745
Mettler-Toledo International, Inc. (2)	97,833	111,498,313
Novartis AG	2,116,466	199,282,107
Roche Holding AG	380,918	132,673,193
Sanofi SA	2,046,211	198,324,936
Shanghai Fosun Pharmaceutical Group Co. Ltd. – Class H	17,517,500	83,733,973
Takeda Pharmaceutical Co. Ltd.	2,601,900	94,161,132
Other Securities (1)(2)	19,385,210	838,176,648

Total Healthcare		1,906,823,174

	Shares	Value

Industrials – 12.88%
ABB Ltd.	3,011,550	$84,471,600
Atlas Copco AB – Class A	2,135,473	109,755,641
Canadian Pacific Railway Ltd.	236,966	82,153,743
Cie de Saint-Gobain (2)	1,998,472	91,914,516
CK Hutchison Holdings Ltd.	18,996,000	132,626,933
Mitsubishi Electric Corp.	6,052,100	91,469,330
Other Securities (1)(2)	41,978,793	1,132,256,610

Total Industrials		1,724,648,373

Information Technology – 15.56%
ASML Holding NV	189,850	91,921,044
ASML Holding NV – Class REG	154,760	75,479,547
FUJIFILM Holdings Corp.	1,635,300	86,265,384
Keyence Corp.	211,908	119,201,860
Kyocera Corp.	1,444,900	88,685,675
Murata Manufacturing Co. Ltd.	1,645,800	148,993,526
Nokia OYJ	21,062,692	81,350,928
Samsung Electronics Co. Ltd.	1,815,900	135,603,277
Samsung SDI Co. Ltd.	136,771	79,265,333
Shopify, Inc. – Class A (2)	173,452	196,338,991
Taiwan Semiconductor Manufacturing Co. Ltd.	5,668,860	107,240,504
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	3,414,679	372,336,598
Other Securities (1)(2)	33,956,622	501,096,093

Total Information Technology		2,083,778,760

Materials – 3.65%
Antofagasta Plc	5,109,353	100,241,219
Other Securities (1)(2)	9,742,364	388,283,157

Total Materials		488,524,376

Real Estate – 0.66%
Various Securities (1)(2)	5,155,080	88,208,897

Total Real Estate		88,208,897

Utilities – 2.56%
Enel SpA	11,367,080	115,657,032
SSE Plc	4,708,722	96,449,596
Other Securities (1)(2)	17,469,114	131,160,927

Total Utilities		343,267,555

Total Common Stocks (Cost: $10,003,376,375)		12,990,631,955

PREFERRED STOCKS – 0.24%
Consumer Discretionary – 0.23%
Various Securities	168,074	30,375,875

Total Consumer Discretionary		30,375,875

Consumer Staples – 0.01%
Henkel AG & Co. KGaA	7,186	810,254

Total Consumer Staples		810,254

Healthcare – 0.00% (3)
Sartorius AG	1,577	664,200

Total Healthcare		664,200

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2020	43

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

	Shares		Value

Materials – 0.00% (3)
Fuchs Petrolub SE		2,944	$166,108

Total Materials			166,108

Total Preferred Stocks (Cost: $24,465,504)			32,016,437

RIGHTS – 0.00% (3)
Energy – 0.00% (3)
Repsol SA, expires 01/14/2021 (2)		59,079	20,259

Total Energy			20,259

Total Rights (Cost: $20,733)			20,259

SHORT-TERM INVESTMENTS – 2.55%
Money Market Funds – 2.32%
Goldman Sachs Financial Square Government Fund – Class I, 0.03% (4)		310,613,971	310,613,971

Total Money Market Funds			310,613,971

	Principal Amount		Value
Time Deposits – 0.23%
ANZ, London, -1.69% due 01/04/2021	AUD	1,469,192	1,132,674
Banco Santander, Frankfurt, 0.01% due 01/04/2021		$5,987,440	5,987,440
BNP Paribas, Paris, -4.52% due 01/04/2021	SEK	632,104	76,827
BNP Paribas, Paris, -2.94% due 01/04/2021	CHF	616,078	695,897
BNP Paribas, Paris, -2.05% due 01/04/2021	DKK	299,021	49,081
Brown Brothers Harriman, -7.00% due 01/04/2021	NOK	262,170	30,577
Brown Brothers Harriman, -2.05% due 01/04/2021	DKK	28,998	4,760
Brown Brothers Harriman, -0.31% due 01/04/2021	JPY	1,706,859	16,531
Brown Brothers Harriman, -0.20% due 01/05/2021	NZD	137,274	98,768
Brown Brothers Harriman, 0.00% due 01/04/2021	HKD	134,420	17,339
Brown Brothers Harriman, 0.01% due 01/04/2021	SGD	221,207	167,378
Citibank, London, -0.72% due 01/04/2021	EUR	749,711	915,884
Citibank, London, 0.01% due 01/04/2021	GBP	2,102,665	2,875,394
HSBC, Hong Kong, 0.00% due 01/04/2021	HKD	11,057,686	1,426,347
National Australia Bank, London, 0.01% due 01/04/2021		$9,494,386	9,494,386
Royal Bank of Canada Toronto, 0.01% due 01/04/2021		7,732,553	7,732,553

	Principal Amount		Value

Skandinaviska Enskilda Banken AB, Stockholm, -4.52% due 01/04/2021	SEK	577,521	$70,193
Societe Generale, Paris, 0.01% due 01/04/2021		$134,752	134,752
Sumitomo, Tokyo, -0.31% due 01/04/2021	JPY	47,921,143	464,105

Total Time Deposits			31,390,886

Total Short-Term Investments (Cost: $342,004,857)			342,004,857

TOTAL INVESTMENTS IN SECURITIES – 99.79% (Cost: $10,369,867,469)			13,364,673,508
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.21%			28,417,237

TOTAL NET ASSETS – 100.00%			$13,393,090,745

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR	American Depositary Receipt

AUD	Australian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

(1)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $446,779,235, which represents 3.34% of total net assets.

(2)	Non-income producing security or includes securities that are non-income producing.

(3)	Amount calculated is less than 0.005%.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

44	Semiannual Report • December 31, 2020

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2020 (Unaudited) (Continued)

COUNTRY	Percentage of Net Assets
Argentina	1.36%
Australia	1.93
Austria	0.01
Belgium	0.12
Brazil	0.32
Canada	2.66
Chile	0.75
China	4.16
Denmark	1.07
Finland	0.97
France	7.47
Germany	7.26
Hong Kong	3.84
India	1.83
Ireland	1.67
Israel	0.03
Italy	2.20
Japan	19.03
Luxembourg	0.23
Mexico	0.11
Netherlands	4.11
New Zealand	0.45

COUNTRY (Continued)	Percentage of Net Assets
Norway	0.03%
Peru	0.46
Portugal	0.23
Singapore	1.89
South Africa	0.39
South Korea	2.19
Spain	1.83
Sweden	2.94
Switzerland	6.48
Taiwan	3.87
Thailand	0.09
United Kingdom	13.11
United States	2.15
Other (individually each country is less than 0.005%)	0.00

Total Country	97.24

SHORT-TERM INVESTMENTS	2.55

TOTAL INVESTMENTS IN SECURITIES	99.79
OTHER ASSETS IN EXCESS OF LIABILITIES	0.21

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2020	45

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2020 (Unaudited)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Assets
Investments, at value (1)	$16,974,453,755	$29,673,684,083	$8,429,770,253	$15,471,891,447
Foreign currency, at value (2)	—	2,136,627	—	—
Cash	2,376	12,776,280	697	588
Over-the-counter credit default swap contracts, at value	—	3,419,879	—	—
Receivable for foreign currency transactions	—	3,228	—	—
Receivable for investments sold	280,659,398	3,378,352,597	6,156,859	22,594,365
Receivable for fund shares sold	65,718,733	141,740,431	56,602,727	19,722,464
Unrealized appreciation on forward foreign currency exchange contracts	—	21,245,966	—	—
Dividend and interest receivable	71,192,981	115,276,741	77,682,635	2,852,109
Tax reclaim receivable	—	44,545	—	968,482
Deposits at broker for futures contracts	—	217,000	—	—
Variation margin on futures contracts	1,518,479	7,265,207	590,561	—
Deposits at broker for centrally cleared swap contracts	—	914,000	—	—
Variation margin on centrally cleared swap contracts	—	4,276,091	—	—
Prepaid expenses and other assets	206,531	312,703	295,801	157,175
Total Assets	17,393,752,253	33,361,665,378	8,571,099,533	15,518,186,630

Liabilities
TBA sale commitments, at value (3)	—	31,730,650	—	—
Over-the-counter credit default swap contracts, at value	—	152,661	—	—
Due to broker for swap contracts	—	13,436,000	—	—
Due to broker for TBA commitments	637,000	12,704,000	—	—
Due to Bank	515,817	5,776,626	—	—
Payable for investments purchased	1,020,862,484	7,502,136,527	50,169,372	671,900
Payable for fund shares redeemed	10,056,256	14,453,398	6,188,706	16,393,017
Interest payable	—	91,159	—	—
Payable for foreign currency transactions	—	864,218	—	4,081
Unrealized depreciation on forward foreign currency exchange contracts	—	24,702,073	—	—
Payable to Custodian	74,516	79,591	20,478	19,367
Payable to Sub-advisers for Investment Advisory Fee	1,548,820	2,722,129	972,369	2,355,235
Payable to Trustees	24,555	11,183	6,727	3,317
Accrued expenses and other liabilities	391,968	2,283,407	194,889	123,509
Total Liabilities	1,034,111,416	7,611,143,622	57,552,541	19,570,426
Net Assets	$16,359,640,837	$25,750,521,756	$8,513,546,992	$15,498,616,204

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$15,404,334,109	$24,810,062,028	$8,181,370,729	$9,709,276,644
Total distributable earnings/(loss)	955,306,728	940,459,728	332,176,263	5,789,339,560
Net Assets	$16,359,640,837	$25,750,521,756	$8,513,546,992	$15,498,616,204
Net Assets	$16,359,640,837	$25,750,521,756	$8,513,546,992	$15,498,616,204
Shares Outstanding	1,516,121,750	2,429,074,063	792,790,323	753,291,212
Net Asset Value	$10.79	$10.60	$10.74	$20.57

(1) Cost of investments	16,018,535,427	28,786,609,970	8,068,501,441	9,987,858,263
(2) Cost of foreign currency	—	2,611,041	—	—
(3) Proceeds from TBA sale commitments	—	31,730,336	—	—

The accompanying notes are an integral part of these financial statements.

46	Semiannual Report • December 31, 2020

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2020 (Unaudited) (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Assets
Investments, at value (1)	$14,932,302,037	$5,549,700,498	$6,196,488,991	$13,364,673,508
Foreign currency, at value (2)	—	—	—	226,042
Cash	469	864	646	398
Receivable for foreign currency transactions	—	—	6	—
Receivable for investments sold	19,227,715	27,099,190	15,097,410	1,597,879
Receivable for fund shares sold	19,466,066	7,519,091	8,093,146	19,812,919
Dividend and interest receivable	20,169,506	1,611,585	8,008,834	14,242,385
Tax reclaim receivable	1,079,204	8,049	29,201	24,179,562
Prepaid expenses and other assets	191,128	87,815	59,811	153,248
Total Assets	14,992,436,125	5,586,027,092	6,227,778,045	13,424,885,941

Liabilities
Due to Bank	982	16,351	10,324	3,376
Payable for investments purchased	26,890,514	13,393,149	773,338	4,211,588
Payable for fund shares redeemed	15,311,902	9,571,889	7,725,486	18,027,687
Payable for foreign currency transactions	4,738	—	—	4,743
Payable to Custodian	34,226	28,397	79,899	369,658
Foreign withholding tax payable	—	—	—	5,591,467
Payable to Sub-advisers for Investment Advisory Fee	2,778,608	1,616,934	1,987,226	3,323,016
Payable to Trustees	10,776	7,474	9,103	21,317
Accrued expenses and other liabilities	164,667	94,367	105,258	242,344
Total Liabilities	45,196,413	24,728,561	10,690,634	31,795,196
Net Assets	$14,947,239,712	$5,561,298,531	$6,217,087,411	$13,393,090,745

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$11,152,125,248	$3,501,089,410	$4,883,086,909	$10,693,482,088
Total distributable earnings/(loss)	3,795,114,464	2,060,209,121	1,334,000,502	2,699,608,657
Net Assets	$14,947,239,712	$5,561,298,531	$6,217,087,411	$13,393,090,745
Net Assets	$14,947,239,712	$5,561,298,531	$6,217,087,411	$13,393,090,745
Shares Outstanding	1,015,407,646	326,210,922	485,805,212	1,002,123,240
Net Asset Value	$14.72	$17.05	$12.80	$13.36

(1) Cost of investments	11,067,654,151	3,630,420,748	4,746,219,470	10,369,867,469
(2) Cost of foreign currency	—	—	—	134,447

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2020	47

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2020 (Unaudited)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Investment Income
Dividend income	$225,094	$1,227,157	$54,186	$65,296,078
Less: Foreign taxes withheld and issuance fees	—	—	—	(24,846)
Interest	187,087,371	264,821,484	84,699,502	10,181
Less: Foreign taxes withheld	—	(19)	—	—
Other Income	25,134	—	72,938	—
Total investment income	187,337,599	266,048,622	84,826,626	65,281,413
Expenses
Investment advisory fee	24,374,466	40,257,112	13,413,054	32,325,110
Professional fees	137,291	166,971	72,940	97,371
Administration fee	5,578	6,248	5,829	5,521
Fund accounting fees	553,582	675,254	272,284	212,460
Transfer agent fees and expenses	23,631	29,518	15,392	25,245
Trustee fees and expenses	132,919	168,713	59,219	107,689
Printing and mailing expense	19,598	18,248	6,498	16,855
Custody fees	195,294	281,171	52,123	92,924
Insurance expenses	33,933	43,441	14,326	26,036
Interest expense	—	13,569	—	—
Registration fees	210,860	365,252	166,543	122,776
Other expenses	73,223	85,974	32,850	68,810
Total expenses before fee waivers	25,760,375	42,111,471	14,111,058	33,100,797
Fee waivers by Adviser	(15,775,129)	(26,017,485)	(8,256,662)	(18,752,196)
Net expenses	9,985,246	16,093,986	5,854,396	14,348,601
Net Investment Income	177,352,353	249,954,636	78,972,230	50,932,812

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	102,670,945	193,023,402	653,945	641,032,337
TBA sales commitments	19,141	(1,258,823)	—	—
Forward foreign currency exchange contracts	—	(60,756,742)	—	—
Foreign currency transactions	—	7,976,105	—	(23,714)
Futures contracts	(1,179,930)	(10,375,795)	19,730	—
Swap contracts	487,507	22,366,500	—	—
Net realized gain/(loss)	101,997,663	150,974,647	673,675	641,008,623
Net change in net unrealized appreciation/(depreciation) on:
TBA sales commitments	—	(314)	—	—
Investments	61,403,804	406,899,840	179,445,950	2,525,839,688
Forward foreign currency exchange contracts	—	8,910,649	—	—
Foreign currency transactions	—	(4,750,266)	—	(88)
Futures contracts	(434,933)	(4,658,751)	(86,633)	—
Swap contracts	(487,509)	13,749,145	—	—
Unfunded loan commitments	—	(53,724)	—	—
Net change in unrealized appreciation/(depreciation)	60,481,362	420,096,579	179,359,317	2,525,839,600
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	162,479,025	571,071,226	180,032,992	3,166,848,223
Net Increase/(Decrease) in Net Assets Resulting from Operations	$339,831,378	$821,025,862	$259,005,222	$3,217,781,035

The accompanying notes are an integral part of these financial statements.

48	Semiannual Report • December 31, 2020

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2020 (Unaudited) (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Investment Income
Dividend income	$151,293,220	$15,649,317	$52,435,619	$110,703,189
Less: Foreign taxes withheld and issuance fees	(1,229,238)	(10,622)	(43,481)	(9,964,256)
Interest	454,247	3,466	3,559	8,128
Less: Foreign taxes withheld	—	—	—	—
Total investment income	150,518,229	15,642,161	52,395,697	100,747,061
Expenses
Investment advisory fee	30,089,118	16,426,628	17,892,571	36,932,141
Professional fees	95,977	51,074	58,349	104,270
Administration fee	5,521	5,553	6,255	6,394
Fund accounting fees	236,645	110,832	122,236	311,269
Transfer agent fees and expenses	20,730	12,365	12,955	20,478
Trustee fees and expenses	105,961	43,342	47,970	106,133
Printing and mailing expense	17,744	6,417	11,463	15,825
Custody fees	106,695	65,967	113,093	915,218
Insurance expenses	26,398	10,389	11,927	26,778
Registration fees	162,990	75,436	85,181	209,519
Other expenses	58,465	27,078	27,596	164,059
Total expenses before fee waivers	30,926,244	16,835,081	18,389,596	38,812,084
Fee waivers by Adviser	(14,527,147)	(7,230,713)	(7,016,781)	(18,462,251)
Net expenses	16,399,097	9,604,368	11,372,815	20,349,833
Net Investment Income	134,119,132	6,037,793	41,022,882	80,397,228

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	274,261,328	290,612,047	93,638,784	180,127,508
Foreign currency transactions	183,756	—	(3,918)	1,154,351
Net realized gain/(loss)	274,445,084	290,612,047	93,634,866	181,281,859
Net change in net unrealized appreciation/(depreciation) on:
Investments	2,794,557,957	1,094,076,200	1,376,932,146	2,414,960,030
Foreign currency transactions	39,784	—	291	1,944,411
Net change in unrealized appreciation/(depreciation)	2,794,597,741	1,094,076,200	1,376,932,437	2,416,904,441
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	3,069,042,825	1,384,688,247	1,470,567,303	2,598,186,300
Net Increase/(Decrease) in Net Assets Resulting from Operations	$3,203,161,957	$1,390,726,040	$1,511,590,185	$2,678,583,528

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2020	49

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Unaudited)

	Bridge Builder Core Bond Fund		Bridge Builder Core Plus Bond Fund
	Six Months Ended December 31, 2020	Year Ended June 30, 2020	Six Months Ended December 31, 2020	Year Ended June 30, 2020
Operations
Net investment income	$177,352,353	$439,028,731	$249,954,636	$580,385,947
Net realized gain/(loss)	101,997,663	385,573,579	150,974,647	645,127,902
Net change in unrealized appreciation/(depreciation)	60,481,362	392,276,914	420,096,579	76,008,602
Net increase/(decrease) in net assets resulting from operations	339,831,378	1,216,879,224	821,025,862	1,301,522,451
Distributions to Shareholders
From distributable earnings	(532,296,141)	(496,869,340)	(790,168,956)	(916,052,109)
Total distributions	(532,296,141)	(496,869,340)	(790,168,956)	(916,052,109)
Capital Transactions
Proceeds from shares sold	2,638,825,953	2,639,120,415	6,599,896,224	5,657,499,290
Reinvestment of dividends	532,296,141	496,869,340	790,168,956	916,052,109
Cost of shares redeemed	(759,147,238)	(4,875,422,962)	(1,104,066,155)	(5,488,699,292)
Net increase/(decrease) from capital transactions	2,411,974,856	(1,739,433,207)	6,285,999,025	1,084,852,107
Net increase/(decrease) in net assets	2,219,510,093	(1,019,423,323)	6,316,855,931	1,470,322,449
Net Assets
Beginning of period	14,140,130,744	15,159,554,067	19,433,665,825	17,963,343,376
End of period	$16,359,640,837	$14,140,130,744	$25,750,521,756	$19,433,665,825

Change in Shares Outstanding
Shares outstanding, beginning of period	1,295,679,187	1,465,655,895	1,840,216,577	1,749,665,169
Shares sold	240,574,039	249,438,083	617,765,107	545,952,764
Shares issued to holders in reinvestments of dividends	49,127,270	46,958,823	74,486,294	88,969,424
Shares redeemed	(69,258,746)	(466,373,614)	(103,393,915)	(544,370,780)
Shares outstanding, end of period	1,516,121,750	1,295,679,187	2,429,074,063	1,840,216,577

The accompanying notes are an integral part of these financial statements.

50	Semiannual Report • December 31, 2020

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Unaudited) (Continued)

	Bridge Builder Municipal Bond Fund		Bridge Builder Large Cap Growth Fund
	Six Months Ended December 31, 2020	Year Ended June 30, 2020	Six Months Ended December 31, 2020	Year Ended June 30, 2020
Operations
Net investment income	$78,972,230	$147,152,108	$50,932,812	$70,457,004
Net realized gain/(loss)	673,675	(15,719,183)	641,008,623	240,508,338
Net change in unrealized appreciation/(depreciation)	179,359,317	(4,354,918)	2,525,839,600	1,138,681,250
Net increase/(decrease) in net assets resulting from operations	259,005,222	127,078,007	3,217,781,035	1,449,646,592
Distributions to Shareholders
From distributable earnings	(78,849,007)	(147,458,539)	(551,931,872)	(159,430,743)
Total distributions	(78,849,007)	(147,458,539)	(551,931,872)	(159,430,743)
Capital Transactions
Proceeds from shares sold	2,172,383,754	2,765,141,283	783,330,524	6,817,284,482
Reinvestment of dividends	78,849,007	147,458,539	551,931,872	159,430,743
Cost of shares redeemed	(438,283,329)	(1,624,533,291)	(1,966,780,243)	(1,801,076,796)
Net increase/(decrease) from capital transactions	1,812,949,432	1,288,066,531	(631,517,847)	5,175,638,429
Net increase/(decrease) in net assets	1,993,105,647	1,267,685,999	2,034,331,316	6,465,854,278
Net Assets
Beginning of period	6,520,441,345	5,252,755,346	13,464,284,888	6,998,430,610
End of period	$8,513,546,992	$6,520,441,345	$15,498,616,204	$13,464,284,888

Change in Shares Outstanding
Shares outstanding, beginning of period	621,864,946	502,003,522	786,808,843	478,108,620
Shares sold	204,812,932	264,228,716	40,605,356	418,654,012
Shares issued to holders in reinvestments of dividends	7,418,377	14,041,244	27,457,026	10,118,058
Shares redeemed	(41,305,932)	(158,408,536)	(101,580,013)	(120,071,847)
Shares outstanding, end of period	792,790,323	621,864,946	753,291,212	786,808,843

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2020	51

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Unaudited) (Continued)

	Bridge Builder Large Cap Value Fund		Bridge Builder Small/Mid Cap Growth Fund
	Six Months Ended December 31, 2020	Year Ended June 30, 2020	Six Months Ended December 31, 2020	Year Ended June 30, 2020
Operations
Net investment income	$134,119,132	$187,702,427	$6,037,793	$14,175,859
Net realized gain/(loss)	274,445,084	(269,716,341)	290,612,047	509,573,835
Net change in unrealized appreciation/(depreciation)	2,794,597,741	(194,550,695)	1,094,076,200	(97,483,766)
Net increase/(decrease) in net assets resulting from operations	3,203,161,957	(276,564,609)	1,390,726,040	426,265,928
Distributions to Shareholders
From distributable earnings	(132,759,698)	(194,762,192)	(625,437,454)	(167,829,927)
Total distributions	(132,759,698)	(194,762,192)	(625,437,454)	(167,829,927)
Capital Transactions
Proceeds from shares sold	790,693,050	5,698,545,768	292,573,783	1,163,185,513
Reinvestment of dividends	132,759,698	194,762,192	625,437,454	167,829,927
Cost of shares redeemed	(1,545,236,228)	(1,654,436,523)	(916,148,389)	(819,377,264)
Net increase/(decrease) from capital transactions	(621,783,480)	4,238,871,437	1,862,848	511,638,176
Net increase/(decrease) in net assets	2,448,618,779	3,767,544,636	767,151,434	770,074,177
Net Assets
Beginning of period	12,498,620,933	8,731,076,297	4,794,147,097	4,024,072,920
End of period	$14,947,239,712	$12,498,620,933	$5,561,298,531	$4,794,147,097

Change in Shares Outstanding
Shares outstanding, beginning of period	1,061,950,724	686,911,070	325,517,622	282,304,411
Shares sold	60,498,462	493,237,676	17,887,213	91,152,877
Shares issued to holders in reinvestments of dividends	9,795,368	16,294,653	38,175,888	11,804,558
Shares redeemed	(116,836,908)	(134,492,675)	(55,369,801)	(59,744,224)
Shares outstanding, end of period	1,015,407,646	1,061,950,724	326,210,922	325,517,622

The accompanying notes are an integral part of these financial statements.

52	Semiannual Report • December 31, 2020

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Unaudited) (Continued)

	Bridge Builder Small/Mid Cap Value Fund		Bridge Builder International Equity Fund
	Six Months Ended December 31, 2020	Year Ended June 30, 2020	Six Months Ended December 31, 2020	Year Ended June 30, 2020
Operations
Net investment income	$41,022,882	$71,258,154	$80,397,228	$239,365,355
Net realized gain/(loss)	93,634,866	(114,065,506)	181,281,859	(301,323,137)
Net change in unrealized appreciation/(depreciation)	1,376,932,437	(426,338,185)	2,416,904,441	9,470,257
Net increase/(decrease) in net assets resulting from operations	1,511,590,185	(469,145,537)	2,678,583,528	(52,487,525)
Distributions to Shareholders
From distributable earnings	(73,291,870)	(69,918,972)	(250,025,369)	(282,965,029)
Total distributions	(73,291,870)	(69,918,972)	(250,025,369)	(282,965,029)
Capital Transactions
Proceeds from shares sold	328,065,933	1,667,232,200	821,623,527	4,289,090,074
Reinvestment of dividends	73,291,870	69,918,972	250,025,369	282,965,029
Cost of shares redeemed	(723,567,489)	(906,731,888)	(1,451,620,972)	(3,537,454,257)
Net increase/(decrease) from capital transactions	(322,209,686)	830,419,284	(379,972,076)	1,034,600,846
Net increase/(decrease) in net assets	1,116,088,629	291,354,775	2,048,586,083	699,148,292
Net Assets
Beginning of period	5,100,998,782	4,809,644,007	11,344,504,662	10,645,356,370
End of period	$6,217,087,411	$5,100,998,782	$13,393,090,745	$11,344,504,662

Change in Shares Outstanding
Shares outstanding, beginning of period	514,012,905	416,449,124	1,034,339,075	935,579,086
Shares sold	29,742,178	178,358,173	67,982,484	402,936,047
Shares issued to holders in reinvestments of dividends	5,752,894	5,661,455	18,841,400	23,521,615
Shares redeemed	(63,702,765)	(86,455,847)	(119,039,719)	(327,697,673)
Shares outstanding, end of period	485,805,212	514,012,905	1,002,123,240	1,034,339,075

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2020	53

Bridge Builder Mutual Funds

Financial Highlights (Unaudited)

	Per Share Operating Performance
		Change in Net Assets Resulting from Operations			Less Distributions
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain/(loss)	Net increase/ (decrease) in net asset value from operations	Distributions from net investment income	Distributions from net realized gains		Total Distributions
Bridge Builder Core Bond Fund
Six months ended December 31, 2020 (Unaudited)(8)	$10.91	0.13	0.12	0.25	(0.14)	(0.23)		(0.37)
For the year ended June 30, 2020(8)	$10.34	0.31	0.61	0.92	(0.32)	(0.03)		(0.35)
For the year ended June 30, 2019(8)	$9.87	0.31	0.48	0.79	(0.32)	—		(0.32)
For the year ended June 30, 2018	$10.17	0.27	(0.28)	(0.01)	(0.29)	—		(0.29)
For the year ended June 30, 2017	$10.47	0.25	(0.22)	0.03	(0.26)	(0.07)		(0.33)
For the year ended June 30, 2016	$10.10	0.24	0.41	0.65	(0.26)	(0.02)		(0.28)
Bridge Builder Core Plus Bond Fund
Six months ended December 31, 2020 (Unaudited)(8)	$10.56	0.12	0.27	0.39	(0.13)	(0.22)		(0.35)
For the year ended June 30, 2020(8)	$10.27	0.32	0.47	0.79	(0.36)	(0.14)		(0.50)
For the year ended June 30, 2019(8)	$9.81	0.35	0.48	0.83	(0.37)	—		(0.37)
For the year ended June 30, 2018	$10.09	0.29	(0.27)	0.02	(0.30)	—		(0.30)
For the year ended June 30, 2017	$10.28	0.24	(0.15)	0.09	(0.25)	(0.03)		(0.28)
For the period 7/13/15(6) - 6/30/16	$10.00	0.22	0.31	0.53	(0.23)	(0.02)		(0.25)
Bridge Builder Municipal Bond Fund
Six months ended December 31, 2020 (Unaudited)(8)	$10.49	0.11	0.25	0.36	(0.11)	—		(0.11)
For the year ended June 30, 2020(8)	$10.46	0.26	0.03	0.29	(0.26)	—		(0.26)
For the year ended June 30, 2019(8)	$10.09	0.27	0.37	0.64	(0.27)	—		(0.27)
For the year ended June 30, 2018	$10.14	0.21	(0.05)	0.16	(0.21)	—		(0.21)
For the year ended June 30, 2017	$10.38	0.19	(0.23)	(0.04)	(0.19)	(0.01)		(0.20)
For the period 9/14/15(6) - 6/30/16	$10.00	0.16	0.38	0.54	(0.15)	(0.01)		(0.16)
Bridge Builder Large Cap Growth Fund
Six months ended December 31, 2020 (Unaudited)(8)	$17.11	0.07	4.14	4.21	(0.11)	(0.64)		(0.75)
For the year ended June 30, 2020(8)	$14.64	0.14	2.65	2.79	(0.14)	(0.18)		(0.32)
For the year ended June 30, 2019(8)	$13.53	0.15	1.60	1.75	(0.14)	(0.50)		(0.64)
For the year ended June 30, 2018	$11.59	0.12	1.92	2.04	(0.10)	—		(0.10)
For the year ended June 30, 2017	$9.89	0.10	1.69	1.79	(0.09)	—		(0.09)
For the year ended June 30, 2016	$9.83	0.09	0.02	0.11	(0.05)	—		(0.05)
Bridge Builder Large Cap Value Fund
Six months ended December 31, 2020 (Unaudited)(8)	$11.77	0.13	2.95	3.08	(0.13)	—		(0.13)
For the year ended June 30, 2020(8)	$12.71	0.24	(0.94)	(0.70)	(0.23)	(0.01)		(0.24)
For the year ended June 30, 2019(8)	$12.12	0.24	0.74	0.98	(0.23)	(0.16)		(0.39)
For the year ended June 30, 2018	$11.38	0.20	0.82	1.02	(0.19)	(0.09)		(0.28)
For the year ended June 30, 2017	$9.86	0.18	1.52	1.70	(0.18)	—		(0.18)
For the year ended June 30, 2016	$9.81	0.17	0.05	0.22	(0.17)	(0.00	)(7)	(0.17)
Bridge Builder Small/Mid Cap Growth Fund
Six months ended December 31, 2020 (Unaudited)(8)	$14.73	0.02	4.45	4.47	(0.04)	(2.11)		(2.15)
For the year ended June 30, 2020(8)	$14.25	0.05	1.01	1.06	(0.05)	(0.53)		(0.58)
For the year ended June 30, 2019(8)	$13.52	0.05	1.39	1.44	(0.05)	(0.66)		(0.71)
For the year ended June 30, 2018	$11.49	0.05	2.12	2.17	(0.04)	(0.10)		(0.14)
For the year ended June 30, 2017	$9.62	0.03	1.88	1.91	(0.04)	—		(0.04)
For the year ended June 30, 2016	$9.96	0.03	(0.35)	(0.32)	(0.02)	—		(0.02)
Bridge Builder Small/Mid Cap Value Fund
Six months ended December 31, 2020 (Unaudited)(8)	$9.92	0.08	2.95	3.03	(0.15)	—		(0.15)
For the year ended June 30, 2020(8)	$11.55	0.16	(1.63)	(1.47)	(0.16)	—		(0.16)
For the year ended June 30, 2019(8)	$11.97	0.17	(0.10)	0.07	(0.14)	(0.35)		(0.49)
For the year ended June 30, 2018	$11.15	0.15	0.81	0.96	(0.13)	(0.01)		(0.14)
For the year ended June 30, 2017	$9.50	0.11	1.63	1.74	(0.09)	—		(0.09)
For the year ended June 30, 2016	$9.87	0.08	(0.38)	(0.30)	(0.06)	(0.01)		(0.07)
Bridge Builder International Equity Fund
Six months ended December 31, 2020 (Unaudited)(8)	$10.97	0.08	2.56	2.64	(0.25)	—		(0.25)
For the year ended June 30, 2020(8)	$11.38	0.23	(0.36)	(0.13)	(0.28)	—		(0.28)
For the year ended June 30, 2019(8)	$11.60	0.28	(0.14)	0.14	(0.22)	(0.14)		(0.36)
For the year ended June 30, 2018	$11.07	0.21	0.56	0.77	(0.19)	(0.05)		(0.24)
For the year ended June 30, 2017	$9.45	0.15	1.60	1.75	(0.13)	—		(0.13)
For the period 7/6/15(6) - 6/30/16	$10.00	0.16	(0.67)	(0.51)	(0.04)	—		(0.04)

(1)	Annualized for periods less than one year.

(2)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

(3)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(4)	Ratios do not include the impact of the expenses of the underlying funds in which the fund invests.

(5)	Portfolio turnover is not annualized for periods less than one year.

(6)	Inception Date.

(7)	Less than $0.005.

(8)	Per share amounts based on average number of shares outstanding during the year.

(9)	Portfolio turnover rate does not include securities received as part of an in-kind capital contribution. Please see Note 8 for additional details.

The accompanying notes are an integral part of these financial statements.

54	Semiannual Report • December 31, 2020

	Ratios/Supplemental Data
			Ratios to Average Net Assets of:(1)
Net asset value, end of period	Total return(2)(3)	Net assets, end of period (millions)	Expenses, before waivers(4)	Expenses, net of waivers(4)	Net investment income/ (loss)	Portfolio turnover rate(5)

$10.79	2.32%	$16,360	0.34%	0.13%	2.33%	71%
$10.91	9.01%	$14,140	0.34%	0.13%	2.91%	137%
$10.34	8.18%	$15,160	0.34%	0.14%	3.15%	153%
$9.87	(0.15)%	$15,805	0.35%	0.14%	2.71%	236%
$10.17	0.33%	$13,596	0.35%	0.15%	2.44%	232%
$10.47	6.51%	$10,762	0.36%	0.16%	2.32%	238%

$10.60	3.75%	$25,751	0.38%	0.14%	2.23%	131%
$10.56	7.94%	$19,434	0.39%	0.16%	3.08%	164%
$10.27	8.66%	$17,963	0.47%	0.24%	3.50%	242%
$9.81	0.18%	$11,063	0.41%	0.18%	2.93%	193%
$10.09	0.87%	$6,423	0.40%	0.18%	2.34%	198%
$10.28	5.43%	$4,410	0.43%	0.23%	2.23%	197%

$10.74	3.49%	$8,514	0.38%	0.16%	2.12%	9%
$10.49	2.80%	$6,520	0.38%	0.16%	2.47%	41%
$10.46	6.42%	$5,253	0.39%	0.17%	2.64%	42%
$10.09	1.62%	$3,474	0.39%	0.19%	2.11%	27%
$10.14	(0.36)%	$2,565	0.40%	0.21%	1.88%	23%
$10.38	5.46%	$1,972	0.43%	0.25%	1.76%	21%

$20.57	24.76%	$15,499	0.45%	0.20%	0.69%	17%
$17.11	19.28%	$13,464	0.46%	0.22%	0.90%	42%
$14.64	13.76%	$6,998	0.46%	0.22%	1.07%	31%
$13.53	17.66%	$6,136	0.47%	0.24%	1.01%	54%
$11.59	18.26%	$4,202	0.47%	0.28%	1.11%	44%
$9.89	1.14%	$2,323	0.49%	0.31%	0.89%	45%

$14.72	26.26%	$14,947	0.45%	0.24%	1.96%	14%
$11.77	(5.55)%	$12,499	0.46%	0.24%	1.94%	36	%(9)
$12.71	8.46%	$8,731	0.46%	0.25%	1.95%	24%
$12.12	9.01%	$7,102	0.47%	0.27%	1.72%	23%
$11.38	17.38%	$5,039	0.47%	0.30%	1.82%	23%
$9.86	2.35%	$2,595	0.49%	0.34%	1.83%	33%

$17.05	30.95%	$5,561	0.66%	0.37%	0.24%	15%
$14.73	7.63%	$4,794	0.66%	0.38%	0.34%	65%
$14.25	11.66%	$4,024	0.67%	0.39%	0.41%	23%
$13.52	18.96%	$3,622	0.67%	0.41%	0.38%	26%
$11.49	19.87%	$2,530	0.68%	0.43%	0.34%	27%
$9.62	(3.16)%	$1,647	0.71%	0.47%	0.41%	49%

$12.80	30.57%	$6,217	0.66%	0.41%	1.47%	16%
$9.92	(12.98)%	$5,101	0.66%	0.42%	1.44%	50%
$11.55	1.22%	$4,810	0.67%	0.43%	1.47%	38%
$11.97	8.62%	$4,186	0.67%	0.45%	1.32%	38%
$11.15	18.33%	$3,245	0.69%	0.47%	1.10%	48%
$9.50	(3.08)%	$1,877	0.73%	0.54%	1.19%	49%

$13.36	24.12%	$13,393	0.63%	0.33%	1.31%	9%
$10.97	(1.40)%	$11,345	0.63%	0.33%	2.10%	36%
$11.38	1.57%	$10,645	0.64%	0.36%	2.49%	16%
$11.60	6.85%	$7,535	0.65%	0.38%	2.15%	20%
$11.07	18.78%	$5,164	0.67%	0.42%	2.17%	22%
$9.45	(5.06)%	$2,466	0.69%	0.46%	1.99%	18%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2020	55

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2020, the Trust consisted of nine series, of which the eight active series identified below are presented in this report (each a “Fund,” and collectively, the “Funds”). The one remaining series is inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund (“Core Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Core Plus Bond Fund (“Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund (“Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation

The Funds are diversified and each currently offers a single class of shares. The Funds are available for investment exclusively through Edward Jones Advisory Solutions® and to current and former Trustees of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes – Each Fund is treated as a separate taxable entity for federal income tax purposes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of their net investment income and capital gains to shareholders. As a result, no provision for federal income tax is recorded in the financial statements.

The Adviser has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter, are considered open for examination) and has concluded that there is no tax liability/benefit

56	Semiannual Report • December 31, 2020

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of December 31, 2020, the Funds had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income for the Core Bond, Core Plus Bond and Municipal Bond Funds are generally declared daily and paid monthly. The Large Cap Value Fund will generally declare and pay distributions of net investment income quarterly. The Large Cap Growth, Small/Mid Cap Growth, Small/Mid Cap Value and International Equity Funds will generally declare and pay distributions of net investment income annually, as necessary. Realized capital gains, if any, are distributed by each Fund at least annually, as necessary. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature, these amounts are reclassified within the capital accounts in the financial statements to reflect their tax character.

e) Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, net of foreign taxes withheld, if any, are calculated on the basis of identified cost. Dividend income (expense), net of foreign taxes withheld, if any, is recognized on ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as the information becomes available, which may be after the published ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Issuance fees, if any, are custodial fees on American Depositary Receipts (“ADRs”) charged by ADR agents on ADR dividends and are recorded when paid. Interest income is recognized on an accrual basis, while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net asset values or other reasonable allocation methods.

g) Foreign Currency Translation and Transactions – The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized gains/(losses) on investments in securities and derivatives and net change in unrealized appreciation/(depreciation) on investment securities and derivatives on the Statements of Operations.

3. SECURITIES AND OTHER INVESTMENTS

a) Delayed Delivery Securities – Certain Funds may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount

Semiannual Report • December 31, 2020	57

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or (loss) on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or (loss) from the sale of the securities based upon the unit price established at the date the commitment was entered into.

b) Derivatives – The Funds invest in derivatives as permitted by their investment strategies and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Summary Schedule of Investments, and cash deposited is recorded as Deposits at broker for futures contracts on the Statements of Assets and Liabilities. Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty. A change in the market value of an open futures contract is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or (loss) equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contract. Futures contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments. During the period, the Core Bond, Core Plus Bond and Municipal Bond Funds participated in futures transactions.

Forward Foreign Currency Exchange Contracts – Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/ (depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments. During the period, the Core Plus Bond Fund participated in transactions of forward foreign currency exchange contracts.

58	Semiannual Report • December 31, 2020

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Repurchase Agreements – In a repurchase agreement, a Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. A Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by a Fund’s custodian (or, with multiparty agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty. Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian under a Master Repurchase Agreement for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. A Fund may participate with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Repurchase agreements are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Repurchase agreement amounts, if any, presented on the Summary Schedule of Investments are gross settlement amounts.

Swap Contracts – Certain Funds may invest in swap contracts. Swap contracts are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap contracts may be privately negotiated in the over-the-counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into credit default, interest rate and/or total return swap contracts to manage the Fund’s exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap contract in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps are marked to market daily and the change, if any, is recorded as variation margin on centrally cleared swap contracts on the Statements of Assets and Liabilities. OTC Swaps are marked to market daily and the change, if any, is included in the over-the-counter swap contracts, at value line item on the Statements of Assets and Liabilities. Both OTC and Centrally Cleared Swaps show this component as change in unrealized appreciation/(depreciation) on the Statements of Operations. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or (losses) are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap contract to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap contract, these payments are recorded as realized gain/(loss) on the Statements of Operations. Net periodic payments received/(paid) by the Fund are also included in the realized gain/ (loss) on swap contracts on the Statements of Operations. Swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Interest Rate Swaps – Certain Funds may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate. During the period, the Core Plus Bond Fund entered into interest rate swap contracts.

Credit Default Swap Contracts – Certain Funds may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract,

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the protection buyer typically makes an upfront payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or (loss).

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Summary Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Summary Schedule of Investments. During the period, the Core Plus Bond Fund entered into credit default swap contracts.

Total Return Swap Contracts – Certain Funds may enter into total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as net realized gain/(loss) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Summary Schedule of Investments.

c) Loan Participation, Assignments and Unfunded Commitments – Certain Funds may enter into loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving

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credit facilities, which obligate the Funds to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily and any unrealized appreciation/ (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments, and certain loan participations and assignments which were liquid, when purchased, may become illiquid. The Core Plus Bond Fund did not hold any unfunded loan positions as of December 31, 2020.

d) Restricted Securities – The Funds may own investment securities that are unregistered or have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. The Funds held the following restricted securities at December 31, 2020.

Bridge Builder Core Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Market Value at December 31, 2020	% of Net Assets at December 31, 2020
CNAC HK Finbridge Co. Ltd.	12/11/2018	$4,238,199	$4,269,467	0.03%
Deutsche Bank AG/New York NY	11/17/2020 - 11/19/2020	9,676,537	9,895,992	0.06

		$13,914,736	$14,165,459	0.09%

Bridge Builder Core Plus Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Market Value at December 31, 2020	% of Net Assets at December 31, 2020
AI Alpine U.S. Bidco, Inc.	3/16/2019 - 10/15/2020	$4,410,044	$3,399,574	0.01%
AMI Investments LLC	8/24/2020	1,310,069	1,180,093	0.00	*
AT&T Mobility II LLC	9/24/2020	28,023,048	24,648,108	0.10
CCM Merger, Inc.	10/29/2020	920,975	932,270	0.00	*
Deutsche Bank AG/New York NY	11/17/2020	11,000,000	11,250,094	0.04
Diamond (BC) BV	10/7/2020	1,309,275	1,354,663	0.01
Export-Import Bank of India	12/19/2019	9,520,416	9,599,040	0.04
General Motors Co.	5/7/2020	514,839	662,863	0.00	*
Morgan Stanley	2/11/2020	12,557,800	12,698,531	0.05
Neiman Marcus Group, Inc.	9/25/2020	2,007,193	2,006,897	0.01
Tacala Investment Corp.	11/13/2020	584,100	580,660	0.00	*

		$72,157,759	$68,312,793	0.26%

*	Amount less than 0.005%.

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Bridge Builder Municipal Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Market Value at December 31, 2020	% of Net Assets at December 31, 2020
Mizuho Floater/Residual Trust	8/14/2020	$8,800,000	$8,800,000	0.10%
Mohegan Tribe of Indians of Connecticut	11/25/2015	942,738	965,228	0.01
Public Finance Authority	5/19/2016 - 4/14/2020	6,174,620	6,262,250	0.08
Rib Floater Trust Various States	5/19/2020	4,400,000	4,400,000	0.05

		$20,317,358	$20,427,478	0.24%

e) Defaulted Securities – Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when the collection of the interest income has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

f) Sale-buyback and Buy-saleback Transactions – A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions. During the period ended December 31, 2020, the Funds did not participate in sale-buyback transactions.

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under buy-saleback transactions. During the period ended December 31, 2020, the Funds did not participate in buy-saleback transactions.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Summary Schedule of Investments.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

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The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that

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use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such days. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2 of the fair value hierarchy.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

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The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented in the Summary Schedule of Investments as of December 31, 2020.

Core Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$1,825,680,751	$46,768,470	$1,872,449,221
Corporate Bonds
Basic Materials	—	178,486,614	—	178,486,614
Communications	—	452,372,446	—	452,372,446
Consumer, Cyclical	—	273,210,767	—	273,210,767
Consumer, Non-cyclical	—	807,420,718	—	807,420,718
Diversified	—	5,674,597	—	5,674,597
Energy	—	559,360,537	—	559,360,537
Financials	—	1,956,106,217	—	1,956,106,217
Industrials	—	285,526,749	—	285,526,749
Technology	—	294,785,016	—	294,785,016
Utilities	—	578,694,654	—	578,694,654
Government Related
Other Government Related	—	332,010,500	—	332,010,500
U.S. Treasury Obligations	—	2,369,906,717	—	2,369,906,717
Mortgage-Backed Obligations	—	5,478,258,526	73,098,457	5,551,356,983
Preferred Stocks
Financials	2,751,200	—	—	2,751,200
Short-Term Investments
Money Market Funds	1,063,304,459	—	—	1,063,304,459
U.S. Treasury Bills	—	4,247,869	—	4,247,869
Time Deposits	—	386,788,491	—	386,788,491
Futures Contracts (1)	806,333	—	—	806,333
Total Assets	$1,066,861,992	$15,788,531,169	$119,866,927	$16,975,260,088
Liabilities
Futures Contracts (1)	$(1,480,605)	$—	$—	$(1,480,605)
Total Liabilities	$(1,480,605)	$—	$—	$(1,480,605)

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Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$2,552,933,063	$—	$2,552,933,063
Corporate Bonds
Basic Materials	—	241,554,801	—	241,554,801
Communications	—	1,258,815,237	—	1,258,815,237
Consumer, Cyclical	—	768,121,529	—	768,121,529
Consumer, Non-cyclical	—	1,423,087,618	—	1,423,087,618
Diversified	—	5,227,053	—	5,227,053
Energy	—	709,971,789	—	709,971,789
Financials	—	3,097,587,237	—	3,097,587,237
Government	—	30,902,836	—	30,902,836
Industrials	—	463,456,354	—	463,456,354
Technology	—	398,688,010	—	398,688,010
Utilities	—	525,492,521	—	525,492,521
Convertible Securities
Communications	—	15,439,241	—	15,439,241
Consumer, Cyclical	—	2,650,813	—	2,650,813
Consumer, Non-cyclical	—	24,106,664	—	24,106,664
Industrials	—	2,013,868	—	2,013,868
Utilities	—	3,789,560	—	3,789,560
Government Related
Other Government Related	—	541,764,029	—	541,764,029
U.S. Treasury Obligations	—	4,995,922,149	—	4,995,922,149
Mortgage-Backed Obligations	—	7,326,108,735	31,728,812	7,357,837,547
Bank Loans	—	522,352,415	—	522,352,415
Common Stocks
Communications	5,218,559	—	20,876	5,239,435
Consumer Discretionary	—	—	2,006,897	2,006,897
Industrials	—	—	1,180,093	1,180,093
Convertible Preferred Stocks
Consumer, Non-cyclical	13,474,584	—	—	13,474,584
Financials	19,207,055	—	—	19,207,055
Utilities	3,676,596	—	—	3,676,596
Preferred Stocks
Communications	—	—	24,648,108	24,648,108
Warrants	—	—	8,523,151	8,523,151
Short-Term Investments
Money Market Funds	626,487,127	—	—	626,487,127
Government Related	—	19,199,989	—	19,199,989
Repurchase Agreements	—	1,190,100,000	—	1,190,100,000
U.S. Treasury Bills	—	2,477,491,413	—	2,477,491,413
Time Deposits	—	340,735,301	—	340,735,301
Futures Contracts (1)	5,127,222	—	—	5,127,222
Forward Foreign Currency Exchange Contracts (1)	—	21,245,966	—	21,245,966
Swap Contracts (1)	—	93,752,783	—	93,752,783
Total Assets	$673,191,143	$29,052,510,974	$68,107,937	$29,793,810,054
Liabilities
TBA Sale Commitments	$—	$(31,730,650)	$—	$(31,730,650)
Futures Contracts (1)	(5,223,737)	—	—	(5,223,737)
Forward Foreign Currency Exchange Contracts (1)	—	(24,702,073)	—	(24,702,073)
Swap Contracts (1)	—	(6,370,864)	—	(6,370,864)
Total Liabilities	$(5,223,737)	$(62,803,587)	$—	$(68,027,324)

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Municipal Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds
Education	$—	$690,240,482	$—	$690,240,482
General Obligation	—	1,428,549,562	—	1,428,549,562
General Revenue	—	2,293,525,458	—	2,293,525,458
Healthcare	—	1,094,876,038	—	1,094,876,038
Housing	—	401,027,080	—	401,027,080
Transportation	—	1,416,309,368	—	1,416,309,368
Utilities	—	814,910,904	—	814,910,904
Short-Term Investments
Money Market Funds	224,935,845	—	—	224,935,845
Time Deposits	—	65,395,516	—	65,395,516
Total Assets	$224,935,845	$8,204,834,408	$—	$8,429,770,253
Liabilities
Futures Contracts (1)	$(86,633)	$—	$—	$(86,633)
Total Liabilities	$(86,633)	$—	$—	$(86,633)

Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,738,519,915	$42,039,438	$—	$1,780,559,353
Consumer Discretionary	2,400,277,198	47,280,635	—	2,447,557,833
Consumer Staples	518,111,081	—	—	518,111,081
Energy	100,519,211	—	—	100,519,211
Financials	1,127,872,767	—	—	1,127,872,767
Healthcare	2,471,423,446	—	—	2,471,423,446
Industrials	867,129,748	30,980,474	—	898,110,222
Information Technology	5,147,827,220	91,296,602	—	5,239,123,822
Materials	375,324,556	—	—	375,324,556
Real Estate	279,493,697	—	—	279,493,697
Utilities	240,846	—	—	240,846
Short-Term Investments
Money Market Funds	208,744,900	—	—	208,744,900
Time Deposits	—	24,809,713	—	24,809,713
Total Assets	$15,235,484,585	$236,406,862	$—	$15,471,891,447

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Notes to Financial Statements (Unaudited) (Continued)

Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$917,052,172	$—	$—	$917,052,172
Consumer Discretionary	1,624,841,201	78,774,591	—	1,703,615,792
Consumer Staples	1,134,262,824	22,542,814	—	1,156,805,638
Energy	456,633,147	46,754,410	—	503,387,557
Financials	2,899,048,448	—	—	2,899,048,448
Healthcare	1,850,260,909	96,222,931	—	1,946,483,840
Industrials	2,447,758,912	17,971,053	—	2,465,729,965
Information Technology	1,304,235,034	118,555,827	—	1,422,790,861
Materials	706,068,491	5,224,082	—	711,292,573
Real Estate	575,424,637	—	—	575,424,637
Utilities	408,529,378	—	—	408,529,378
Convertible Preferred Stocks
Healthcare	10,111,669	—	—	10,111,669
Utilities	34,043,038	—	—	34,043,038
Preferred Stocks
Consumer Discretionary	—	20,338,013	—	20,338,013
Warrants	372,820	—	—	372,820
Convertible Securities
Financials	—	6,266,562	—	6,266,562
Short-Term Investments
Money Market Funds	98,623,115	—	—	98,623,115
Time Deposits	—	52,385,959	—	52,385,959
Total Assets	$14,467,265,795	$465,036,242	$—	$14,932,302,037

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$259,529,775	$—	$—	$259,529,775
Consumer Discretionary	587,850,942	—	—	587,850,942
Consumer Staples	249,086,805	—	—	249,086,805
Energy	18,950,974	—	—	18,950,974
Financials	474,687,411	—	—	474,687,411
Healthcare	1,353,019,391	—	16,144	1,353,035,535
Industrials	739,258,142	—	—	739,258,142
Information Technology	1,503,114,244	—	—	1,503,114,244
Materials	128,072,815	—	—	128,072,815
Real Estate	70,089,539	—	—	70,089,539
Utilities	26,573,344	—	—	26,573,344
Short-Term Investments
Money Market Funds	109,313,758	—	—	109,313,758
Time Deposits	—	30,137,214	—	30,137,214
Total Assets	$5,519,547,140	$30,137,214	$16,144	$5,549,700,498

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Notes to Financial Statements (Unaudited) (Continued)

Small/Mid Cap Value Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$103,538,986	$—	$—		$103,538,986
Consumer Discretionary	708,014,735	—	—		708,014,735
Consumer Staples	249,598,415	—	—		249,598,415
Energy	213,372,220	—	—		213,372,220
Financials	1,316,621,172	—	—	(2)	1,316,621,172
Healthcare	472,245,928	—	2,970		472,248,898
Industrials	1,199,038,783	—	—		1,199,038,783
Information Technology	693,466,972	—	—		693,466,972
Materials	454,702,340	8,086	—		454,710,426
Real Estate	396,540,200	—	—		396,540,200
Utilities	305,455,352	—	—		305,455,352
Short-Term Investments
Money Market Funds	35,770,701	—	—		35,770,701
Time Deposits	—	48,112,131	—		48,112,131
Total Assets	$6,148,365,804	$48,120,217	$2,970		$6,196,488,991

International Equity Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$89,046,187	$922,468,962	$—		$1,011,515,149
Consumer Discretionary	353,879,356	1,723,015,381	—		2,076,894,737
Consumer Staples	14,429,850	980,524,815	—		994,954,665
Energy	33,403,774	483,472,846	—		516,876,620
Financials	195,608,043	1,559,531,606	—		1,755,139,649
Healthcare	281,650,428	1,625,172,746	—		1,906,823,174
Industrials	82,803,355	1,641,845,018	—		1,724,648,373
Information Technology	723,194,783	1,360,583,977	—		2,083,778,760
Materials	—	488,524,376	—		488,524,376
Real Estate	—	88,208,897	—		88,208,897
Utilities	—	343,267,555	—		343,267,555
Preferred Stocks
Consumer Discretionary	—	30,375,875	—		30,375,875
Consumer Staples	—	810,254	—		810,254
Healthcare	—	664,200	—		664,200
Materials	—	166,108	—		166,108
Rights
Energy	20,259	—	—		20,259
Short-Term Investments
Money Market Funds	310,613,971	—	—		310,613,971
Time Deposits	—	31,390,886	—		31,390,886
Total Assets	$2,084,650,006	$11,280,023,502	$—		$13,364,673,508

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued at $0.

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Notes to Financial Statements (Unaudited) (Continued)

The Core Bond, Core Plus Bond, Small/Mid Cap Growth, and Small/Mid Cap Value all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Core Plus Bond, Small/Mid Cap Growth, and Small/Mid Cap Value have been deemed immaterial.

Quantitative Information about Level 3 Fair Value Measurements*

Core Bond Fund

Investment Type	Fair Value at 12/31/20	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$12,798,957	Cost Basis	Purchase Price	$98.05-$100.00	$98.92
Mortgage-Backed Obligations	$18,875,284	Cost Basis	Purchase Price	$99.90-$100.00	$99.97

*

The table above does not include Level 3 securities that were valued by brokers. At December 31, 2020, the value of these securities was $88,192,686 for the Core Bond Fund. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

The realized and unrealized gains/(losses) from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statements of Operations, respectively.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period July 1, 2020 through December 31, 2020:

Core Bond Fund

	Total	Asset-Backed Obligations	Mortgage-Backed Obligations
Balance as of June 30, 2020	$82,060,788	$53,398,294	$28,662,494
Total realized gain/(loss)	53,869	45,016	8,853
Accrued discounts/(premiums)	54,099	48,188	5,911
Paydown	(9,878,110)	(7,872,188)	(2,005,922)
Payup	597,933	597,933	—
Change in unrealized appreciation/(depreciation)	1,281,263	1,062,644	218,619
Purchases	67,160,357	9,805,357	57,355,000
Sales	(25,718,068)	(14,571,570)	(11,146,498)
Transfers in*	4,254,796	4,254,796	—
Transfers out*	—	—	—

Balance as of December 31, 2020	$119,866,927	$46,768,470	$73,098,457

Change in unrealized appreciation/(depreciation) from Investments held as of December 31, 2020	$1,110,728	$1,053,566	$57,162

*

Transfers are calculated on the ending of period value. For the six months ended December 31, 2020, securities with an aggregate market value of $4,254,796 transferred from Level 2 to Level 3 as there were no longer observable inputs available to determine their value. There were no other transfers between Level 1, 2 and 3.

5. DERIVATIVE INSTRUMENTS

Certain Funds use derivative instruments as part of their investment strategy to achieve their stated investment objective. The Funds’ derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities across derivative types that are subject to master netting arrangements in the Statements of Assets and Liabilities. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

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Notes to Financial Statements (Unaudited) (Continued)

The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at period end.

	Assets			Liabilities
	Unrealized Appreciation on Futures Contracts*	Swaps at Value*	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	Unrealized Depreciation on Futures Contracts*	Swaps at Value*	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts
Interest Rate Risk:
Core Bond Fund	$806,333	$—	$—	$(1,480,605)	$—	$—
Core Plus Bond Fund	5,127,222	61,038,454	—	(5,223,737)	(6,133,976)	—
Municipal Bond Fund	—	—	—	(86,633)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	—	21,245,966	—	—	(24,702,073)
Credit Risk:
Core Plus Bond Fund	—	32,714,329	—	—	(236,888)	—

*

May include cumulative unrealized appreciation/(deprecation) as reported on the Summary Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange traded derivatives and centrally-cleared derivatives.

The following table lists the effect of derivative instruments held by the Funds, by primary underlying risk and contract type, on the Statements of Operations for the period ended December 31, 2020.

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations			Net Change in Unrealized Appreciation / (Depreciation) on Derivatives recognized as a result of Operations
	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps
Interest Rate Risk:
Core Bond Fund	$(1,179,930)	$—	$487,507	$(434,933)	$—	$(487,509)
Core Plus Bond Fund	(10,375,795)	—	(2,022,095)	(4,658,751)	—	9,421,402
Municipal Bond Fund	19,730	—	—	(86,633)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	(60,756,742)	—	—	8,910,649	—
Credit Risk:
Core Plus Bond Fund	—	—	24,388,595	—	—	4,327,743

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of December 31, 2020:

Core Plus Bond Fund
	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities	Gross Amounts Available for Offset	Net Amounts	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Counterparty					Financial Instruments	Collateral Received
Bank of America	Credit Default Swap Contracts	$37,025	$—	$37,025	$—	$(37,025)	$—
Bank of America	Forward Foreign Currency Exchange Contracts	7,475,984	(912,179)	6,563,805	—	—	6,563,805

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Notes to Financial Statements (Unaudited) (Continued)

Core Plus Bond Fund (Continued)
	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities	Gross Amounts Available for Offset	Net Amounts	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Counterparty					Financial Instruments	Collateral Received
Barclays Bank	Credit Default Swap Contracts	$8,463	$(3,020)	$5,443	$—	$—	$5,443
Barclays Bank	Forward Foreign Currency Exchange Contracts	399,316	(399,316)	—	—	—	—
BNP Paribas	Forward Foreign Currency Exchange Contracts	2,134,739	(2,134,739)	—	—	—	—
Citibank	Forward Foreign Currency Exchange Contracts	1,526,818	(17,475)	1,509,343	—	—	1,509,343
Credit Suisse International	Forward Foreign Currency Exchange Contracts	156,722	—	156,722	—	—	156,722
Deutsche Bank	Credit Default Swap Contracts	213,697	—	213,697	—	(213,697)	—
Goldman Sachs	Credit Default Swap Contracts	1,197,367	(104,506)	1,092,861	—	(1,092,861)	—
Goldman Sachs	Forward Foreign Currency Exchange Contracts	4,224,669	(1,364,861)	2,859,808	—	—	2,859,808
HSBC	Forward Foreign Currency Exchange Contracts	727,538	(221,937)	505,601	—	—	505,601
J.P. Morgan	Credit Default Swap Contracts	384,767	(33,884)	350,883	—	(350,883)	—
J.P. Morgan	Forward Foreign Currency Exchange Contracts	3,214,836	(86,917)	3,127,919	—	—	3,127,919
Morgan Stanley	Credit Default Swap Contracts	1,578,560	(11,251)	1,567,309	—	(300,000)	1,267,309
Morgan Stanley	Forward Foreign Currency Exchange Contracts	660,295	(401,332)	258,963	—	—	258,963
UBS	Forward Foreign Currency Exchange Contracts	725,049	(416,226)	308,823	—	—	308,823
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		24,665,845	(6,107,643)	18,558,202	—	(1,994,466)	16,563,736

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Notes to Financial Statements (Unaudited) (Continued)

Core Plus Bond Fund (Continued)
	Investment Type	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities	Gross Amounts Available for Offset	Net Amounts	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Counterparty					Financial Instruments	Collateral Received
Bank Of America	Forward Foreign Currency Exchange Contracts	$912,179	$(912,179)	$—	$—	$—	$—
Barclays Bank	Credit Default Swap Contracts	3,020	(3,020)	—	—	—	—
Barclays Bank	Forward Foreign Currency Exchange Contracts	567,416	(399,316)	168,100	—	—	168,100
BNP Paribas	Forward Foreign Currency Exchange Contracts	20,713,730	(2,134,739)	18,578,991	—	—	18,578,991
Citibank	Forward Foreign Currency Exchange Contracts	17,475	(17,475)	—	—	—	—
Goldman Sachs	Credit Default Swap Contracts	104,506	(104,506)	—	—	—	—
Goldman Sachs	Forward Foreign Currency Exchange Contracts	1,364,861	(1,364,861)	—	—	—	—
HSBC	Forward Foreign Currency Exchange Contracts	221,937	(221,937)	—	—	—	—
J.P. Morgan	Credit Default Swap Contracts	33,884	(33,884)	—	—	—	—
J.P. Morgan	Forward Foreign Currency Exchange Contracts	86,917	(86,917)	—	—	—	—
Morgan Stanley	Credit Default Swap Contracts	11,251	(11,251)	—	—	—	—
Morgan Stanley	Forward Foreign Currency Exchange Contracts	401,332	(401,332)	—	—	—	—
UBS	Forward Foreign Currency Exchange Contracts	416,226	(416,226)	—	—	—	—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		24,854,734	(6,107,643)	18,747,091	—	—	18,747,091

(1)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The Funds’ average monthly notional amount of derivatives during the period ended December 31, 2020 were as follows:

	Core Bond Fund	Core Plus Bond Fund*	Municipal Bond Fund
Futures Contracts
Average Notional Balance – Long	$869,633,248	$2,874,600,313	$—
Average Notional Balance – Short	(118,375,270)	(520,227,497)	(13,182,737)
Forward Foreign Currency Exchange Contracts
Average Amounts – Purchased	—	1,372,880,910	—
Average Amounts – Sold	—	(495,697,816)	—
Credit Default Swaps
Average Amounts – Buy Protection	—	525,000	—
Average Amounts – Sell Protection	—	(835,392,229)	—
Interest Rate Swaps
Average Amounts – Pays Fixed Rate	—	180,452,325	—
Average Amounts – Receives Fixed Rate	(3,892,143)	(650,497,086)	—

*	Notional amounts shown have been converted to USD.

6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments.

The Adviser provides the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Funds and furnishes continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination, and monitors the ongoing performance, of one or more investment advisers (the “Sub-advisers”) and allocates Fund assets among the Sub-advisers.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Funds pay the Adviser an investment advisory fee at an annual rate based on a percentage of each Fund’s average daily net assets. For its advisory services, the investment advisory fee shall be accrued daily by the Fund and paid to the Adviser on the first business day of the succeeding month. In an effort to pass along lower fund expenses to shareholders, the Adviser does not retain any portion of the advisory fees. The Adviser has contractually agreed to waive its advisory fees for each Fund to the extent advisory fees paid to the Adviser exceed the aggregate advisory fees the Fund is required to pay its Sub-advisers. The annual advisory fee and amounts of advisory fees waived by the Adviser during the period ended December 31, 2020 are noted in the table below:

Fund	Annual Management Fee	Management Fees Waived by Adviser
Core Bond Fund	0.32%	$(15,775,129)
Core Plus Bond Fund	0.36	(26,017,485)
Municipal Bond Fund	0.36	(8,256,662)
Large Cap Growth Fund	0.44	(18,752,196)
Large Cap Value Fund	0.44	(14,527,147)
Small/Mid Cap Growth Fund	0.64	(7,230,713)
Small/Mid Cap Value Fund	0.64	(7,016,781)
International Equity Fund	0.60	(18,462,251)

None of the advisory fees waived by the Adviser pursuant to the agreement described above are subject to recoupment by the Adviser.

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Notes to Financial Statements (Unaudited) (Continued)

The Adviser has selected and the Board has approved the following Sub-advisers to sub-advise discrete portions of each of the Fund’s assets:

Fund	Sub-advisers
Core Bond Fund	Robert W. Baird & Co., Inc. J.P. Morgan Investment Management, Inc. Loomis, Sayles & Company, L.P. PGIM, Inc.
Core Plus Bond Fund	Pacific Investment Management Company LLC Loomis, Sayles & Company, L.P. Metropolitan West Asset Management, LLC T. Rowe Price Associates, Inc.
Municipal Bond Fund	FIAM, LLC T. Rowe Price Associates, Inc. Wells Capital Management, Inc. BlackRock Investment Management, LLC
Large Cap Growth Fund	Lazard Asset Management LLC Sustainable Growth Advisers, LP Jennison Associates LLC BlackRock Investment Management, LLC
Large Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss LLC Wellington Management Company LLP Artisan Partners Limited Partnership BlackRock Investment Management, LLC T. Rowe Price Associates, Inc. LSV Asset Management
Small/Mid Cap Growth Fund	Champlain Investment Partners, LLC Eagle Asset Management, Inc. Stephens Investment Management Group, LLC BlackRock Investment Management, LLC Artisan Partners Limited Partnership
Small/Mid Cap Value Fund

Boston Partners Global Investors, Inc.

Vaughan Nelson Investment Management, L.P.

Silvercrest Asset Management Group LLC

BlackRock Investment Management, LLC

LSV Asset Management

MFS Investment Management

Diamond Hill Capital Management, Inc.

International Equity Fund	Baillie Gifford Overseas Limited Edinburgh Partners Limited Mondrian Investment Partners Limited WCM Investment Management BlackRock Investment Management, LLC Pzena Investment Management, LLC

Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees directly from each Fund it serves.

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2022 (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to each of the amounts listed below (each an “Expense Cap”).

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Notes to Financial Statements (Unaudited) (Continued)

Fund	Expense Cap
Core Bond Fund	0.48%
Core Plus Bond Fund	0.42
Municipal Bond Fund	0.48
Large Cap Growth Fund	0.51
Large Cap Value Fund	0.51
Small/Mid Cap Growth Fund	0.73
Small/Mid Cap Value Fund	0.73
International Equity Fund	0.67

Any fees waived or Fund expenses paid by the Adviser in connection with the Expense Limitation Agreement are subject to reimbursement by a Fund to the Adviser in the rolling thirty-six (36) month period following such fee waiver and/or expense payment, if (i) requested by the Adviser, and (ii) the aggregate amount actually paid by the Fund toward its aggregate operating expenses (taking into account the reimbursement) does not exceed the applicable Expense Cap (a) at the time of the fee waiver and/or expense payment and (b) at the time of the reimbursement. During the period ended December 31, 2020, the Funds did not exceed their respective Expense Caps, and there are no expense reimbursements currently available for recoupment in future periods.

Administrator – Brown Brothers Harriman & Co. (“BBH”) acts as Administrator to the Trust pursuant to an Administrative Agency Agreement. As Administrator, BBH provides certain services to the Trust, including, among other responsibilities, administrative, tax, legal, accounting services, portfolio compliance monitoring, and financial reporting for the maintenance and operations of the Funds. In addition, BBH makes available the personnel and facilities to provide such services. In its capacity as Administrator, BBH does not have any responsibility or authority for the portfolio management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Pursuant to the Administrative Agency Agreement, the Trust has agreed to pay such compensation as is mutually agreed upon from time to time and such out-of-pocket expenses as incurred by BBH in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration fee in the Statements of Operations.

Custodian – BBH also acts as Custodian to the Trust. In this capacity, BBH holds all cash and, directly or through a book entry system or an agent, securities of each Fund, delivers and receives payment for securities sold by such Fund, collects income from investments of each Fund and performs other duties as set forth in the Custodian Agreement between the Trust, on behalf of the Funds, and BBH. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations.

Trustees – Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined by the 1940 Act (an “Independent Trustee”) of the Trust. The Trustees who are not Independent Trustees of the Trust are not compensated by the Trust.

Affiliated Transactions – The Funds may participate in purchase and sale transactions with other Funds or accounts that have a common investment adviser or Sub-adviser, commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940

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Notes to Financial Statements (Unaudited) (Continued)

Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the period ended December 31, 2020, the aggregate value of purchases and sales cross trades with other Funds or accounts were as follows:

	Purchases	Sales	Realized Gain/(Loss)
Core Bond Fund	$—	$—	$—
Core Plus Bond Fund	—	—	—
Municipal Bond Fund	—	—	—
Large Cap Growth Fund	2,831,700	6,992,701	663,158
Large Cap Value Fund	560,453	1,089,978	91,727
Small/Mid Cap Growth Fund	214,469	3,407,749	346,748
Small/Mid Cap Value Fund	204,846	643,512	(11,017)
International Equity Fund	24,145,036	31,123,931	1,910,890

7. INTERFUND LENDING AGREEMENT

On June 1, 2016, the Funds received exemptive relief from the SEC to enter into a master interfund lending agreement with each other that permits each Fund to lend money directly to and borrow money directly from other Funds for temporary purposes. Each Fund may lend to another Fund, in aggregate, up to 15% of its current net assets at the time of the loan and a Fund’s loans, in aggregate, to any one Fund under the agreement may not exceed 5% of the lending Fund’s net assets. A loan under the agreement will not exceed duration of seven days and interest is charged on borrowings at a rate determined based on current short-term market interest rates and short-term lending rates available to the Funds. As of December 31, 2020, the Funds have yet to lend under this agreement.

8. INVESTMENT TRANSACTIONS

For the period ended December 31, 2020, purchases and sales of investment securities, other than short-term investments, were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Purchases:
U.S. Government	$8,947,340,594	$31,301,603,830	$—	$—	$—	$—	$—	$—
Other	2,941,900,376	4,816,057,653	2,362,237,027	2,376,522,907	1,800,663,052	718,514,942	847,495,461	1,089,350,058
Sales:
U.S. Government	8,073,224,503	26,791,452,167	4,391	—	—	—	—	—
Other	2,225,288,176	3,148,147,909	642,440,022	3,498,103,410	2,152,973,674	1,395,390,541	1,202,128,166	1,578,334,890

9. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the fiscal year ended June 30, 2020, the Funds made permanent book-to-tax reclassifications primarily related to the treatment of foreign currency, partnership taxable income, passive foreign investment company sales adjustments, paydowns, dividend re-designations and difference between book and tax accretion methods for market premium.

For the fiscal year ended June 30, 2020, the Funds made the following reclassifications between total distributable earnings and paid-in capital:

	Total Distributable Earnings/(Loss)	Paid-in Capital
Core Bond Fund	$1,191,929	$(1,191,929)
Core Plus Bond Fund	1	(1)
Municipal Bond Fund	301,693	(301,693)
Large Cap Growth Fund	—	—
Large Cap Value Fund	149,693	(149,693)
Small/Mid Cap Growth Fund	—	—
Small/Mid Cap Value Fund	—	—
International Equity Fund	988	(988)

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Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2020, gross unrealized appreciation and (depreciation) of investments and derivative contracts based on cost for federal income tax purposes were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Tax Cost of Portfolio	$13,693,941,682	$19,456,099,518	$6,333,257,178	$10,575,202,057	$11,582,853,193	$4,010,291,505	$5,154,632,793	$10,851,874,748

Gross Unrealized App	$947,551,943	$974,523,153	$216,565,988	$3,032,888,906	$1,592,711,758	$1,009,378,754	$582,214,445	$1,975,004,635
Gross Unrealized Dep	(66,798,911)	(454,871,609)	(35,208,483)	(129,460,379)	(702,214,556)	(212,864,056)	(626,299,138)	(1,525,535,840)

Net Unrealized App/(Dep)	$880,753,032	$519,651,544	$181,357,505	$2,903,428,527	$890,497,202	$796,514,698	$(44,084,693)	$449,468,795

The differences between book basis and tax basis appreciation/(depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of mark to market on passive foreign investment companies, mark to market on derivatives, non-REIT return of capital, outstanding partnership basis and the amortization of premiums.

As of June 30, 2020, the components of total distributable earnings/(losses) on a tax basis were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Accumulated Capital and Losses (1)	$—	$—	$(29,317,119)	$—	$(165,774,871)	$—	$(94,228,917)	$(331,665,290)
Other (2)	(7,535,202)	(22,008,137)	(20,338)	(3,343)	(2,111)	(206)	—	(15,500)
Undistributed Ordinary Income	96,490,127	226,882,543	—	34,983,159	—	78,641,386	34,015,572	153,817,231
Undistributed Tax Exempt Income	—	—	—	—	—	—	—	—
Undistributed Long Term Capital Gain	178,063,534	181,979,038	—	185,081,832	—	419,764,657	—	—
Unrealized Appreciation/ (Depreciation)	880,753,032	522,749,378	181,357,505	2,903,428,749	890,489,187	796,514,698	(44,084,468)	448,914,057

Total Accumulated Gain/ (Loss)	$1,147,771,491	$909,602,822	$152,020,048	$3,123,490,397	$724,712,205	$1,294,920,535	$(104,297,813)	$271,050,498

(1)	Includes capital loss carryforwards and late year loss deferrals.

(2)	Includes straddle loss deferrals and organizational costs.

The differences between book basis and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including paydowns, organizational costs, straddle loss deferrals, and capital loss carryforwards.

At June 30, 2020, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

As of June 30, 2020, the Funds had the following net capital loss carryforwards remaining:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Short-Term	$—	$—	$19,716,201	$—	$—	$—	$72,793,070	$18,576,620
Long-Term	—	—	9,600,918	—	—	—	21,435,847	313,088,670

	$—	$—	$29,317,119	$—	$—	$—	$94,228,917	$331,665,290

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Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2020, the Large Cap Value Fund deferred, on a tax basis, qualified late-year ordinary losses of $441,692 and post-October capital losses of $165,333,179. Under the current tax law, qualified late-year losses may be deferred and treated as occurring on the first day of a Fund’s next taxable year.

The tax character of distributions paid by the Funds during the fiscal periods ended June 30, 2020 and June 30, 2019 were as follows:

	Core Bond Fund		Core Plus Bond Fund		Municipal Bond Fund		Large Cap Growth Fund
	2020	2019	2020	2019	2020	2019	2020	2019
Distributions paid from:
Ordinary Income (1)	$488,061,643	$507,218,573	$873,942,340	$570,931,619	$1,934,488	$1,838,066	$69,786,448	$89,835,036
Tax Exempt Income	—	—	—	—	145,524,051	112,422,265	—	—
Net Long-term Capital Gains	8,807,697	—	42,109,769	—	—	—	89,644,295	203,110,633

Total Distributions Paid	$496,869,340	$507,218,573	$916,052,109	$570,931,619	$147,458,539	$114,260,331	$159,430,743	$292,945,669

	Large Cap Value Fund		Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund		International Equity Fund
	2020	2019	2020	2019	2020	2019	2020	2019
Distributions paid from:
Ordinary Income (1)	$194,762,192	$162,988,789	$30,673,688	$53,634,791	$69,918,972	$64,175,282	$282,965,029	199,914,003
Tax Exempt Income	—	—	—	—	—	—	—	—
Net Long-term Capital Gains	—	98,273,905	137,156,239	135,077,148	—	124,318,945	—	74,684,115

Total Distributions Paid	$194,762,192	$261,262,694	$167,829,927	$188,711,939	$69,918,972	$188,494,227	$282,965,029	$274,598,118

(1)	Ordinary Income includes net short-term capital gains, if any.

10. RISKS

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Alternatively, if rates fall, the value of these investments generally increases. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed-income markets and result in a decline in the value of the fixed-income investments held by the Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed-income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of

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Notes to Financial Statements (Unaudited) (Continued)

fixed-income securities will not affect cash income generated, but may affect the value of an investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed-income securities with similar durations. Interest rate changes can be sudden and unpredictable, and a wide variety of factors can cause interest rates to rise or fall. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers.

d) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

f) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer,

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Notes to Financial Statements (Unaudited) (Continued)

as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. The interconnection of international markets means that events in one country or region may affect the markets in other countries and regions, increasing the likelihood that regulatory events, inflation, interest rates, government defaults, government shutdowns, wars, regional conflicts, social unrest, natural disasters, acts of terrorism, infectious illness or other public health issues and recessions could affect the securities market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

As it pertains to infectious illness, the coronavirus (COVID-19) pandemic and the ongoing responses of the U.S. government and various state, local and foreign governments have adversely affected global business activities and have resulted in significant uncertainty in the global economy and volatility in financial markets. Given the significant global health, market, employment and economic impacts of COVID-19 and the uncertainty of its duration, the Funds cannot reliably predict the ultimate impact of COVID-19 on financial markets or its financial results.

g) Equity Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

i) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs and including securities of issuers in emerging market countries, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

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Notes to Financial Statements (Unaudited) (Continued)

j) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward foreign currency exchange contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

l) High Yield Securities Risk – High yield, or “junk”, securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s credit worthiness.

m) Cybersecurity Risk – The Funds and their service providers may be susceptible to operational, information, security and related risks. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

n) LIBOR Replacement Risk – The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit London Inter-Bank Offered Rate (“LIBOR”) rates after 2021. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain investments for which the value is tied to LIBOR. On November 30, 2020, the administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There remains uncertainty regarding the future of LIBOR and the nature of any replacement rate. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

11. SUBSEQUENT EVENTS – At the December 11, 2020 meeting, the Board of Trustees of the Bridge Builder Trust approved the termination of the sub-advisory agreement among Wells Capital Management, Inc., Olive Street and the Trust and approved the sub-advisory agreement among MacKay Shields LLC, Olive Street and the Trust on behalf of the Bridge Builder Municipal Bond Fund. The change was effective on January 11, 2021.

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Trustees and Officers (Unaudited)

Independent Trustees of the Trust (1)

Name	Role	Term	Principal Occupation	Number of Portfolios in Fund Complex (3) Overseen by Trustees	Other Directorships Held During Past Five Years
Jean E. Carter (Born: 1957)	Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982-2005)	9	Trustee, Brandes U.S. registered mutual funds (2008-2020), eight funds as of December 31, 2019.
Michelle M. Keeley* (Born: 1964)	Trustee, Chair of the Governance and Nominating	Indefinite Term; Since August 2015	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010)	9	Independent Director, Federal Home Loan Bank of Des Moines. Independent Director, American Equity Life.
William N. Scheffel (Born: 1953)	Trustee, Chair of the Audit Committee	Indefinite Term; Since Inception	Retired; Executive Vice President, Chief Financial Officer and Treasurer, Centene Corporation (2003-2016)	9	None.
John M. Tesoro (Born: 1952)	Lead Independent Trustee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012)	9	Director; Teton Advisors, Inc. (registered investment adviser). Independent Trustee, BBH Trust (seven funds).

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Bridge Builder Mutual Funds

Trustees and Officers (Unaudited) (Continued)

Interested Trustees of the Trust (2)

Name	Role	Term	Principal Occupation	Number of Portfolios in Fund Complex (3) Overseen by Trustees	Other Directorships Held During Past Five Years
William E. Fiala (Born: 1967)	Trustee, Chairman	Indefinite Term; Since Inception	Principal, Edward Jones and General Partner, The Jones Financial Companies, LLLP (1994-Present)	9	None.
Merry L. Mosbacher (Born: 1958)	Trustee	Indefinite Term; Since January 2020	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2020); Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1986-2019); Associate, Edward Jones (1982-1985)	9	None.

Officers of the Trust

Name	Role	Term	Principal Occupation
Julius A. Drelick III (Born: 1966)	President	Indefinite Term; Since May 2017

Director of Fund Administration and Strategic Products, Edward Jones (since 2016); Previously, Vice President of the Trust (2017-2019); Senior Vice President and Chief Compliance Officer at Voya Investment Management, LLC (2013-2016); Vice President, Head of Mutual Fund Product Development and Strategic Planning, Voya

Investment Management, LLC (2007-2013)

Aaron J. Masek (Born: 1974)	Treasurer	Indefinite Term; Since July 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015)
Paul Felsch (Born: 1982)	Chief Compliance Officer and Vice President	Indefinite Term; Since January 2020	Senior Compliance Counsel, Edward Jones (since December 2016); Associate Compliance Counsel, Edward Jones (December 2013-November 2016)
Scott K. Richardson** (Born: 1966)	Secretary	Indefinite Term; Since December 2020	Associate General Counsel, Edward Jones (since July 2020); Senior Vice President and Chief Legal and regulatory Officer/General Counsel at Foresters Financial Holding Company, Inc. (September 2018-June 2020); Executive Director at Morgan Stanley Wealth Management (2005-2018)
Evan S. Posner (Born: 1979)	Assistant Secretary	Indefinite Term; Since February 2019	Associate General Counsel at Edward Jones (since October 2018); Previously, Vice President, Counsel at Voya Investment Management (March 2012-September 2018)

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)

Mr. Fiala and Ms. Mosbacher are “interested persons” of the Trust as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P.

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Trustees and Officers (Unaudited) (Continued)

(3)

The “Fund Complex” is comprised of each Fund offered by the Trust, one of which is not included in this Semiannual Report, and the Edward Jones Money Market Fund. No Trustee oversees, nor receives compensation from, the Edward Jones Money Market Fund, which is advised by Passport Research, Ltd., an affiliate of the Adviser.

*

Effective November 30, 2020, the Board accepted the resignation of Janice L. Innis-Thompson as Trustee of the Trust, a member of the Trust’s Audit Committee, and a member and Chair of the Trust’s Governance and Nominating Committee. Effective December 1, 2020, the Board appointed Michelle M. Keeley as Chair of the Trust’s Governance and Nominating Committee.

**

Effective November 30, 2020, the Board accepted the retirement of Helge K. Lee as the Secretary of the Trust. Effective December 1, 2020, the Board appointed Scott K. Richardson as Secretary of the Trust.

The business address of the Trustees and Officers is the address of the Trust: 12555 Manchester Road, St. Louis, MO 63131.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-823-3611.

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Bridge Builder Mutual Funds

Board Considerations of Sub-advisory Agreements (Unaudited)

Board Considerations of a New Sub-Advisory Agreement with Barrow Hanley, Mewhinney & Strauss, LLC for the Bridge Builder Large Cap Value Fund.

Pursuant to Section 15 of the 1940 Act, as amended, a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the board who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval.

In July 2020, it was announced that BrightSphere Investment Group Inc. (“BrightSphere”), Barrow, Hanley, Mewhinney & Strauss, LLC’s (“Barrow Hanley” or the “Subadviser”) then parent company, and Barrow Hanley, entered into an Equity Purchase Agreement with Perpetual US Holdings Company Inc., a subsidiary of Australian Financial Firm Perpetual Limited (“Perpetual”), pursuant to which Perpetual, through its subsidiary, agreed to purchase all of BrightSphere’s interests in Barrow Hanley (the “Transaction”).

At the time of the announcement, Barrow Hanley served as an investment subadviser to Bridge Builder Large Cap Value Fund (the “Fund”) pursuant to an investment sub-advisory agreement previously approved by the Board of Trustees (the “Board”) of the Bridge Builder Trust (the “Trust”), dated February 19, 2015, as amended (the “Prior Sub-advisory Agreement”) and most recently renewed at a Board meeting held on May 19-20, 2020 (the “May 2020 Renewal Meeting”). Pursuant to its terms, the Prior Sub-advisory Agreement terminates automatically upon the closing of the Transaction.

Accordingly, at a meeting held on November 11-12, 2020 (the “November Meeting”), Olive Street Investment Advisers, LLC (“Olive Street” or the “Adviser”) proposed, and the Board, including a majority of the Independent Trustees, considered and approved, a new investment sub-advisory agreement (the “New Sub-advisory Agreement” and together with the Prior Sub-advisory Agreement, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and Barrow Hanley, pursuant to which Barrow Hanley would continue serving as an investment subadviser to the Fund.

Pursuant to an exemptive order obtained by the Adviser and the Trust from the SEC, the Adviser is permitted, subject to certain conditions, to select new subadvisers for the Trust’s funds with the approval of the Board but without obtaining shareholder approval. In connection with its approval, the Board considered materials provided in advance of the November Meeting that detailed, among other things, the terms of the Transaction, the post-Transaction ownership and compliance structure of Barrow Hanley, the financial strength of the Subadviser’s new parent company and the continuity of services expected to be provided by the Subadviser after the Transaction. The Board also considered the terms of the New Sub-advisory Agreement and noted that the terms of the New Sub-advisory Agreement were materially the same as those of the Prior Sub-advisory Agreement, including with respect to the services provided by the Subadviser. The Board further noted that the New Sub-advisory Agreement would go into effect at the same time as the consummation of the Transaction.

In considering whether to approve the New Sub-advisory Agreement, the Board determined that it was reasonable to take into account the materials and information presented to the Board at the May 2020 Renewal Meeting and at a Board meeting held via teleconference on May 5, 2020 (together with the May 2020 Renewal Meeting, the “May Meetings”).

The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s approval of the New Sub-advisory Agreement at the November Meeting, and the conclusions made by the Board when determining to approve the New Sub-advisory Agreement.

In connection with the annual review process and in advance of the May 2020 Renewal Meeting, the Adviser and the Subadviser provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Prior Sub-advisory Agreement. The information furnished by the Adviser and Subadviser is included in materials describing, among other matters: (i) the nature, extent, and quality

86	Semiannual Report • December 31, 2020

Bridge Builder Mutual Funds

Board Considerations of Sub-advisory Agreements (Unaudited) (Continued)

of the services provided by the Subadviser; (ii) the Fund’s historical investment performance and the historical investment performance of the portion of the Fund’s portfolio (the “sleeve”) managed by the Subadviser; (iii) the Subadviser’s personnel, including portfolio managers; (iv) the investment practices and techniques used by the Subadviser in managing the sleeve of the Fund; (v) the Fund’s overall fees and operating expenses, compared with those of a category and a peer group of mutual funds; (vi) the sub-advisory fees payable to the Subadviser; (vii) the Subadviser’s compliance policies and procedures; and (viii) other “fall-out” benefits the Subadviser may receive based on its relationships with the Fund. At the May Meetings, representatives of the Adviser made presentations and responded to questions regarding services, fees, and other aspects of the Fund’s advisory relationships with the Adviser and the Subadviser. The Board also received similar information, including updated information since the May Meetings, at the November Meeting.

At periodic Board meetings over the course of the year prior to the May Meetings and the November Meeting, representatives of the Adviser furnished reports and other information to the Board regarding the investment performance of the Fund and the sleeve managed by the Subadviser, the services provided to the Fund by the Adviser and the Subadviser, and compliance and operations matters related to the Trust, the Fund, the Adviser, and the Subadviser.

At the May Meetings and the November Meeting, the Board received advice from Fund counsel, and the Independent Trustees received additional advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of approval of the Agreements. The Independent Trustees met in executive session outside the presence of the Interested Trustees, Trust officers and representatives of the Adviser and the Subadviser to discuss the Agreements and the services to be provided by the Subadviser.

In considering the approval of the New Sub-advisory Agreement, the Board considered various factors, as discussed in further detail below:

1. The nature, extent and quality of the services provided by the Subadviser. The Board considered the nature, extent and quality of the services provided to the sleeve of Fund by the Subadviser, including the Subadviser’s role in the day-to-day management of a sleeve of the Fund’s portfolio. The Board also evaluated the Adviser’s oversight of the Subadviser, which includes continuous analysis of, and regular discussions with the Subadviser about, the investment strategies and performance of the sleeve of the Fund’s portfolio allocated to the Subadviser, and periodic on-site and other meetings with the Subadviser.

The Board considered the Subadviser’s operations and resources devoted to supporting such operations, including how the Subadviser continues to service the sleeve of the Fund during the COVID-19 pandemic with no material disruptions. The Board considered the Subadviser’s ability to attract and retain qualified investment professionals and the experience and skills of management and investment personnel of the Subadviser. The Board also noted the compliance program and compliance experience of the Subadviser.

The Board considered that the Transaction is not expected to result in any material changes in the services that the Subadviser provides to the sleeve of the Fund nor any changes in the personnel providing portfolio management services to the sleeve of the Fund, the investment philosophy or investment and risk processes.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Subadviser is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the New Sub-advisory Agreement.

2. Fees and Other Expenses. The Board noted that the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees payable to the Adviser exceed the sub-advisory fees paid to the subadvisers to the Fund, including Barrow Hanley for the management of its sleeve of the Fund. The Board noted that the Adviser may terminate this waiver arrangement without Board approval effective upon the end of the then current one-year

Semiannual Report • December 31, 2020	87

Bridge Builder Mutual Funds

Board Considerations of Sub-advisory Agreements (Unaudited) (Continued)

period, by providing the Board written notice of such termination. The Board further noted that the Adviser has irrevocably agreed not to exercise its right to terminate the waiver arrangement upon the end of the current one-year period, resulting in the arrangement continuing until at least October 28, 2021. The Board also noted that the sub-advisory fees payable under the New Sub-advisory Agreement would remain the same as those payable under the Prior Sub-advisory Agreement.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees are reasonable in light of the nature, extent and quality of the services rendered by the Subadviser.

3. The Fund’s Investment Performance Record. In each of its regular meetings, the Board receives information on the investment performance of the Fund, including net performance, relative ranking within the Fund’s Morningstar category and performance compared to benchmark index returns. At each quarterly meeting, members of the Adviser’s Portfolio Solutions Team reviewed with the Board the economic and market environment, risk management and style consistency in connection with management of the Fund. The Board considered the Fund’s investment performance over the one-year, three-year, five-year and since inception periods.

In connection with the May Meetings, the Board reviewed the investment performance of the Fund on an absolute basis and in comparison to the Fund’s benchmark index and Morningstar category and peer group as independently selected by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data.

The Board observed that the Fund outperformed its peer group median and benchmark index for the one- and three-year periods ended March 31, 2020. The Board also reviewed the performance of the Subadviser’s sleeve of the Fund and noted that the sleeve underperformed its benchmark indices for the one- and three-year periods ended March 31, 2020.

The Board also reviewed more recent performance of the sleeve of the Fund managed by the Subadviser. The Board observed that Barrow Hanley underperformed its benchmark index and category average for the one-, three- and five-year periods ended September 30, 2020 and outperformed its benchmark index and category average for the quarter period ended September 30, 2020.

Taking into account the performance information referenced above and other performance information deemed relevant by the Board, the Board concluded that the investment performance generated by the Subadviser was generally satisfactory.

4. Profitability and Economies of Scale. The Board did not consider the profitability of the Subadviser to be a material factor, given that the Subadviser is not affiliated with the Adviser and, therefore, the fees were negotiated at arm’s length. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board noted that the sub-advisory fee contained breakpoints that would reduce the fee rate on assets above certain specified asset levels. The Board noted that if the assets of the sleeve of the Fund increase over time, the Fund may realize economies of scale if assets increase.

5. Indirect Benefits. The Board considered that the Subadviser may derive a benefit to its reputation and standing in the investment community from its relationship with the Fund. The Board also noted that the Subadviser may use soft dollars generated from executing Fund portfolio trades to purchase research, which could be viewed as a fall-out benefit to the Subadviser to the extent the Subadviser uses the research generated from such trading activities across its client base.

88	Semiannual Report • December 31, 2020

Bridge Builder Mutual Funds

Board Considerations of Sub-advisory Agreements (Unaudited) (Continued)

CONCLUSION

In considering whether to approve the New Sub-advisory Agreement, the Board considered not only the specific information presented in connection with the May Meetings and the November Meeting, but also the knowledge gained regarding the Subadviser over time through previous interactions with the Subadviser.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the New Sub-advisory Agreement. The Board did not identify any particular information or consideration that was all important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

Semiannual Report • December 31, 2020	89

Bridge Builder Mutual Funds

Board Considerations of Sub-advisory Agreements (Unaudited) (Continued)

Board Considerations of New Sub-advisory Agreement with MacKay Shields for the Bridge Builder Municipal Bond Fund

Pursuant to Section 15 of the 1940 Act, as amended, a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the board who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval.

At a meeting held on December 11, 2020 (the “December 2020 Proposal Meeting”), the Board of Trustees of the Bridge Builder Trust (the “Board”), including a majority of the Independent Trustees, considered and approved a proposed sub-advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser” or “Olive Street”), MacKay Shields LLC (“MacKay Shields” or the “Sub-adviser”), and the Trust, on behalf of the Bridge Builder Municipal Bond Fund (the “Fund”) (the “Sub-advisory Agreement”) for an initial two-year term.

Pursuant to an exemptive order obtained by the Adviser and the Trust from the SEC, the Adviser is permitted, subject to certain conditions, to select new sub-advisers for the Fund with the approval of the Board but without obtaining shareholder approval.

In advance of the December 2020 Proposal Meeting, at a meeting held on December 3, 2020 (the “December 2020 Review Meeting” and, together with the December 2020 Proposal Meeting, the “December 2020 Meetings”), the Adviser and the Sub-adviser furnished information to the Board reasonably necessary for the Board to evaluate the terms of the Sub-advisory Agreement. The Board had the opportunity to ask questions and request further information in connection with its consideration.

In addition, at the December 2020 Meetings, representatives of the Adviser and, at the December 2020 Proposal Meeting, representatives of the Sub-adviser made presentations and responded to questions regarding the Sub-adviser’s services, fees and other aspects of the proposed sub-advisory relationship. The information provided to the Board in connection with the December 2020 Meetings included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Sub-adviser; (ii) the Sub-adviser’s investment management personnel, including portfolio managers that would be involved in managing the allocated portion of the Fund’s portfolio (“sleeve”); (iii) the Sub-adviser’s operations; (iv) the Sub-adviser’s investment philosophy and investment process that would be used to manage the sleeve; (v) the sub-advisory fees proposed to be payable to the Sub-adviser; (vi) the Sub-adviser’s policies and compliance procedures; (vii) the investment performance of accounts managed by the Sub-adviser employing a municipal intermediate strategy similar to the Fund’s sleeve proposed to be managed by the Sub-adviser; and (viii) other “fall out” benefits that the Sub-adviser may receive based on its relationship with the Fund.

The Independent Trustees received advice from Fund counsel and from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of sub-advisory arrangements, and met in executive session outside the presence of the interested Trustees, Fund management and representatives of the Adviser and the Sub-adviser to discuss the Sub-advisory Agreement and the services proposed to be provided by the Sub-adviser.

In considering the approval of the Sub-advisory Agreement, the Board considered various factors, as discussed in further detail below:

1. The nature, extent and quality of the services to be provided by the Sub-adviser under the Sub-advisory Agreement. The Board reviewed the portfolio management services and investment process proposed to be provided to the sleeve of the Fund by the Sub-adviser, including how the Sub-adviser’s investment philosophy and process complement those of the other sub-advisers that manage other portions of the Fund. The Board also reviewed the background and experience of the Sub-adviser’s portfolio management personnel that will have a role

90	Semiannual Report • December 31, 2020

Bridge Builder Mutual Funds

Board Considerations of Sub-advisory Agreements (Unaudited) (Continued)

in the day-to-day management of a sleeve of the Fund. The Board considered the Sub-adviser’s ability to attract and retain qualified investment professionals, and the experience and skills of management and investment personnel of the Sub-adviser. The Board also considered other services to be provided to the sleeve of the Fund to be managed by the Sub-adviser under the Adviser’s supervision, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity and selecting broker-dealers to execute portfolio transactions. The Board considered the report of the chief compliance officer of the Trust regarding the due diligence review of the Sub-adviser’s compliance program and other operational matters, and his view that the Sub-adviser’s compliance program is reasonably designed and effectively implemented to prevent violations of the federal securities laws with respect to its services to be provided to the Fund.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Sub-adviser is capable of providing services of the nature, extent and quality contemplated by the Sub-advisory Agreement.

2. Fees and Other Expenses. The Board reviewed the sub-advisory fees proposed to be payable to the Sub-adviser. The Board considered the potential impact of the Sub-adviser’s fee to the Fund’s overall expenses, given the Adviser’s contractual agreement to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees to be paid to the Fund’s sub-advisers, including the Sub-adviser for the management of its allocated portion of the Fund until at least October 28, 2021.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the proposed sub-advisory fees are reasonable in light of the nature, extent and quality of the services expected to be rendered by the Sub-adviser.

3. The Sub-adviser’s Investment Performance Record. Because the Sub-adviser, if approved, would be new to the Fund, the Board was not able to evaluate the Sub-adviser’s actual investment performance record for the sleeve of the Fund to be managed by the Sub-adviser. The Board did consider information about the performance history of the Sub-adviser’s municipal intermediate strategy to be used in managing the sleeve over several relevant time periods. The Board also noted that it would have an opportunity to review the Sub-adviser’s actual performance record for the sleeve of the Fund managed by the Sub-adviser at future regular meetings of the Board and in connection with future annual reviews of the Sub-advisory Agreement.

4. Profitability and Economies of Scale. The Board did not consider profitability of the Sub-adviser to be a material factor in its deliberations, given that the Sub-adviser is not affiliated with the Adviser and, therefore, the proposed sub-advisory fees were negotiated at arm’s length. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board noted that the sub-advisory fee schedule contains breakpoints that would reduce the fee rate on assets above certain specified asset levels. The Board thus noted that, if the assets of the sleeve of the Fund increase over time, the Fund may benefit from economies of scale.

5. Indirect Benefits. The Board considered that the Sub-adviser may derive a benefit to its reputation and standing in the investment community from its relationship with the Fund.

CONCLUSION

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the full Board, and the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement. The Board did not identify any particular information or consideration that was all important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

Semiannual Report • December 31, 2020	91

Bridge Builder Mutual Funds

General Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-PORT Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling, 1-855-823-3611.

Household Delivery of Shareholder Documents

To reduce expenses the Funds may mail only one copy of the prospectus, Statement of Additional Information and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving individual copies thirty days after your request is received.

Schedule of Investments

Each Fund’s complete schedule of investments in securities of unaffiliated issuers is available without charge, upon request, by calling 1-855-823-3611, and on the Securities and Exchange Commission website at http://www.sec.gov as a part of Form N-CSR.

92	Semiannual Report • December 31, 2020

Bridge Builder Mutual Funds

Privacy Notice (Unaudited)

Revised August 2019

FACTS	What Does the Bridge Builder Trust (“Bridge Builder”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	* Social Security number	* Investment experience
	* Account balances	* Income and risk tolerance
	* Transaction history	* Assets and account transactions

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Bridge Builder chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES BRIDGE BUILDER SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

WHO WE ARE

Who is providing this notice?	Bridge Builder Trust

WHAT WE DO
How does Bridge Builder protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Bridge Builder collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer. We also collect your personal information from others, such as credit bureaus, affiliates or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes – information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See the Other Important Information section for your rights under state law.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

* Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us. Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P. and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. * Bridge Builder does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Bridge Builder does not currently engage in joint marketing efforts.

OTHER IMPORTANT INFORMATION
California residents	We will not share information we collect about you with companies outside of Bridge Builder, unless permitted by law. We also limit sharing among Bridge Builder and our affiliate companies to the extent required by California law.
Nevada residents

We are providing this notice to you pursuant to state law. Nevada law requires us to disclose that you may request to be placed on our internal “Do Not Call” list at any time by calling 800-441-2357, and that you may obtain further information by contacting the Nevada Attorney General, 555 E. Washington Ave., Suite 3900, Las Vegas, NV 89101;

phone 702-486-3132; email BCPINFO@ag.state.nv.us.

Questions? Call 855-823-3611 or go to www.bridgebuildermutualfunds.com

Semiannual Report • December 31, 2020	93

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator & Fund Accountant

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Legal Counsel

Morgan Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

BridgeBuilder Mutual Funds
Bridge Builder mutual funds, available exclusively through Edward Jones Advisory Solutions®, provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment philosophy of diversification, a long-term approach and high quality.
Visit www.bridgebuildermutualfunds.com for more information.
Enroll in e-delivery
Add convenience and organization to your financial life by signing up for e-delivery. Visit www.edwardjones.com/edelivery to learn more and enroll.
This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus. Investors should carefully consider the investment objectives, risks and charges and expenses of the Funds prior to investing. The prospectus contains this and other important information and should be read carefully before investing.
DES-8308-A

ITEM 2.    CODE OF ETHICS.

Not Applicable for semi-annual reports.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable for semi-annual reports.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable for semi-annual reports.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6.     INVESTMENTS.

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 94.85%
Asset-Backed Obligations – 11.44%
ABFC 2005-AQ1 Trust
4.63%, 01/25/2034, Series 2005-AQ1, Class A4(1)	$71,450	$72,125
ABFC 2006-OPT1 Trust
0.45% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 09/25/2036, Series 2006-OPT1, Class A3C2(2)	2,548,902	2,515,059
Academic Loan Funding Trust 2013-1
0.95% (1 Month LIBOR USD + 0.80%), 12/26/2044, Series 2013-1A, Class A(2)(3)	698,570	693,668
Allegro CLO VII Ltd.
1.34% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 06/13/2031, Series 2018-1A, Class A(2)(3)	12,000,000	11,956,752
Ally Auto Receivables Trust 2019-4
1.84%, 06/17/2024, Series 2019-4, Class A3	6,027,000	6,117,181
1.92%, 01/15/2025, Series 2019-4, Class A4	1,987,000	2,047,202
1.93%, 10/17/2022, Series 2019-4, Class A2	2,885,033	2,892,514
American Credit Acceptance Receivables Trust 2017-2
3.69%, 06/12/2023, Series 2017-2, Class D(3)	2,057,103	2,068,722
American Credit Acceptance Receivables Trust 2019-4
2.18%, 02/13/2023, Series 2019-4, Class A(3)	2,494,694	2,499,432
American Credit Acceptance Receivables Trust 2020-2
1.65%, 12/13/2023, Series 2020-2, Class A(3)	2,088,465	2,101,123
American Credit Acceptance Receivables Trust 2020-4
1.31%, 12/14/2026, Series 2020-4, Class C(3)	3,665,000	3,680,217
American Express Credit Account Master Trust
0.40% (1 Month LIBOR USD + 0.24%), 04/15/2024, Series 2019-4, Class A(2)	8,760,000	8,770,726
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036, Series 2014-SFR2, Class A(3)	3,703,159	3,992,575
4.29%, 10/17/2036, Series 2014-SFR2, Class B(3)	300,000	321,699
6.23%, 10/17/2036, Series 2014-SFR2, Class E(3)	1,000,000	1,109,611
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036, Series 2014-SFR3, Class C(3)	600,000	650,643
6.42%, 12/17/2036, Series 2014-SFR3, Class E(3)	1,000,000	1,120,604
American Homes 4 Rent 2015-SFR1
3.47%, 04/17/2052, Series 2015-SFR1, Class A(3)	2,017,240	2,165,343
5.64%, 04/17/2052, Series 2015-SFR1, Class E(3)	3,900,000	4,339,436
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052, Series 2015-SFR2, Class A(3)	1,755,163	1,914,861
AmeriCredit Automobile Receivables Trust 2017-1
2.71%, 08/18/2022, Series 2017-1, Class C	388,062	390,333
3.13%, 01/18/2023, Series 2017-1, Class D	1,387,000	1,421,014
AmeriCredit Automobile Receivables Trust 2017-2
3.42%, 04/18/2023, Series 2017-2, Class D	6,000,000	6,162,875
AmeriCredit Automobile Receivables Trust 2017-4
2.36%, 12/19/2022, Series 2017-4, Class B	3,812,743	3,826,450
AmeriCredit Automobile Receivables Trust 2018-1
3.50%, 01/18/2024, Series 2018-1, Class C	6,000,000	6,215,802
AmeriCredit Automobile Receivables Trust 2018-2
3.45%, 06/18/2024, Series 2018-2, Class B	7,636,000	7,841,988
AmeriCredit Automobile Receivables Trust 2019-1
3.13%, 02/18/2025, Series 2019-1, Class B	3,400,000	3,519,003
3.36%, 02/18/2025, Series 2019-1, Class C	3,500,000	3,685,649
AmeriCredit Automobile Receivables Trust 2019-2
2.43%, 09/19/2022, Series 2019-2, Class A2A	321,749	322,271
AmeriCredit Automobile Receivables Trust 2019-3
2.17%, 01/18/2023, Series 2019-3, Class A2A	563,342	565,729
AmeriCredit Automobile Receivables Trust 2020-1
1.48%, 01/21/2025, Series 2020-1, Class B	6,100,000	6,209,290
AmeriCredit Automobile Receivables Trust 2020-2
0.66%, 12/18/2024, Series 2020-2, Class A3	3,286,000	3,302,970
0.97%, 02/18/2026, Series 2020-2, Class B	1,443,000	1,459,277
1.48%, 02/18/2026, Series 2020-2, Class C	1,663,000	1,685,499
AmeriCredit Automobile Receivables Trust 2020-3
1.06%, 08/18/2026, Series 2020-3, Class C	2,950,000	2,962,403
Amortizing Residential Collateral Trust 2002-BC5
1.18% (1 Month LIBOR USD + 1.04%, 1.04% Floor), 07/25/2032, Series 2002-BC5, Class M1(2)	1,470,845	1,468,675
AMSR 2020-SFR3 Trust
2.56%, 09/17/2037, Series 2020-SFR3, Class E1(3)	6,000,000	6,011,527
AMSR 2020-SFR4 Trust
1.86%, 11/17/2037, Series 2020-SFR4, Class C(3)	9,000,000	9,032,572
Anchorage Capital CLO 2013-1 Ltd.
1.47% (3 Month LIBOR USD + 1.25%), 10/13/2030, Series 2013-1A, Class A1R(2)(3)	2,500,000	2,496,873
Apres Static CLO Ltd.
0.00% (3 Month LIBOR USD + 1.07%), 10/15/2028, Series 2019-1A, Class A1R(2)(3)(4)	5,750,000	5,723,176
Ares LVI CLO Ltd.
1.49% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 10/25/2031, Series 2020-56A, Class A1(2)(3)	5,000,000	4,993,690
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3
0.83% (1 Month LIBOR USD + 0.68%, 0.68% Floor), 11/25/2035, Series 2005-W3, Class A2D(2)	785,048	783,468
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
0.83% (1 Month LIBOR USD + 0.68%, 0.68% Floor), 11/25/2033, Series 2003-HE6, Class A2(2)	1,862,969	1,806,350
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
0.36% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 01/25/2036, Series 2006-HE1, Class A1(2)	934,356	931,482
Asset-Backed Pass-Through Certificates Series 2004-R2
0.93% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 04/25/2034, Series 2004-R2, Class A4(2)	107,529	107,405
Atlas Senior Loan Fund III Ltd.
1.05% (3 Month LIBOR USD + 0.83%), 11/17/2027, Series 2013-1A, Class AR(2)(3)	5,063,793	5,030,012
Avis Budget Rental Car Funding AESOP LLC
2.33%, 08/20/2026, Series 2020-1A, Class A(3)	6,100,000	6,295,215
2.36%, 03/20/2026, Series 2019-3A, Class A(3)	12,000,000	12,511,499
3.70%, 09/20/2024, Series 2018-1A, Class A(3)	6,200,000	6,534,068
4.00%, 03/20/2025, Series 2018-2A, Class A(3)	5,800,000	6,284,241
BA Credit Card Trust
0.34%, 05/15/2026, Series 2020-A1, Class A1	3,665,000	3,669,443
Barings Clo Ltd. 2020-II
0.00% (3 Month LIBOR USD + 1.29%, 1.29% Floor), 10/15/2033, Series 2020-2A, Class A1(2)(3)(4)	15,000,000	14,981,100
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047, Series 2007-B, Class 1A2(1)	144,584	144,072

Bayview Opportunity Master Fund V Trust 2020-RN3
3.23%, 09/25/2035, Series 2020-RN3, Class A1(1)(3)	1,993,007	2,011,695
Bear Stearns Asset Backed Securities Trust 2003-2
1.65% (1 Month LIBOR USD + 1.50%, 1.50% Floor, 11.00% Cap), 03/25/2043, Series 2003-2, Class A3(2)	3,230,356	3,247,376
BMW Floorplan Master Owner Trust
0.48% (1 Month LIBOR USD + 0.32%), 05/15/2023, Series 2018-1, Class A2(2)(3)	6,407,000	6,412,017
BMW Vehicle Owner Trust 2020-A
0.62%, 04/26/2027, Series 2020-A, Class A4	3,009,000	3,027,936
Business Jet Securities 2019-1 LLC
4.21%, 07/15/2034, Series 2019-1, Class A(3)	7,976,783	8,145,306
Business Jet Securities 2020-1 LLC
2.98%, 11/15/2035, Series 2020-1A, Class A(3)	9,727,317	9,858,736
Business Jet Securities LLC 2018-2
4.45%, 06/15/2033, Series 2018-2, Class A(3)	4,792,541	4,878,923
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023(3)(12)	4,895,133	4,884,424
Capital One Multi-Asset Execution Trust
1.72%, 08/15/2024, Series 2019-A2, Class A2	2,808,000	2,876,155
Capital One Prime Auto Receivables Trust 2019-2
1.92%, 05/15/2024, Series 2019-2, Class A3	3,455,000	3,517,028
Carlyle US Clo 2017-1 Ltd.
1.45% (3 Month LIBOR USD + 1.23%), 04/20/2031, Series 2017-1A, Class A1B(2)(3)	5,468,425	5,457,532
Carlyle US Clo 2017-2 Ltd.
1.44% (3 Month LIBOR USD + 1.22%), 07/20/2031, Series 2017-2A, Class A1B(2)(3)	3,000,000	2,992,737
CarMax Auto Owner Trust 2018-2
3.16%, 07/17/2023, Series 2018-2, Class A4	2,635,000	2,721,032
CarMax Auto Owner Trust 2019-1
3.26%, 08/15/2024, Series 2019-1, Class A4	1,614,000	1,702,510
Carmax Auto Owner Trust 2020-1
1.89%, 12/16/2024, Series 2020-1, Class A3	3,601,000	3,693,997
2.03%, 06/16/2025, Series 2020-1, Class A4	2,415,000	2,513,927
CarMax Auto Owner Trust 2020-3
0.77%, 03/16/2026, Series 2020-3, Class A4	2,901,000	2,925,251
Carnow Auto Receivables Trust 2019-1
3.36%, 06/17/2024, Series 2019-1A, Class C(3)	3,710,000	3,779,147
Carvana Auto Receivables Trust 2019-3
3.04%, 04/15/2025, Series 2019-3A, Class D(3)	11,005,000	11,376,949
Catamaran CLO 2014-2 Ltd.
1.62% (3 Month LIBOR USD + 1.40%), 10/18/2026, Series 2014-2A, Class A1R(2)(3)	177,600	177,395
CBAM 2019-11 Ltd.
1.58% (3 Month LIBOR USD + 1.36%, 1.36% Floor), 10/20/2032, Series 2019-11A, Class A1(2)(3)	22,000,000	22,010,432
Chase Funding Trust Series 2003-4
5.07%, 05/25/2033, Series 2003-4, Class 1A5(1)	108,429	113,379
Chase Funding Trust Series 2003-6
4.99%, 11/25/2034, Series 2003-6, Class 1A5(1)	135,598	142,612
4.99%, 11/25/2034, Series 2003-6, Class 1A7(1)	230,873	243,306
CIFC Funding 2018-II Ltd.
1.26% (3 Month LIBOR USD + 1.04%), 04/20/2031, Series 2018-2A, Class A1(2)(3)	11,800,000	11,715,418
CIG Auto Receivables Trust 2020-1
2.35%, 01/12/2026, Series 2020-1A, Class D(3)	6,200,000	6,243,730
Colony American Finance 2016-2 Ltd.
2.55%, 11/15/2048, Series 2016-2, Class A(3)	761,528	763,162
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042, Series 2017-BGS, Class A1(3)	4,861,118	4,985,335
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044, Series 2018-AGS, Class A1(3)	4,063,706	4,217,733
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046, Series 2018-CGS, Class A1(3)	1,357,085	1,399,983
Conseco Finance Corp.
6.18%, 04/01/2030, Series 1998-4, Class A5	6,188	6,306
6.22%, 03/01/2030, Series 1998-3, Class A5	13,770	13,940
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-HP1
2.59%, 12/15/2026, Series 2019-HP1, Class A(3)	2,282,266	2,307,712
Consumer Loan Underlying Bond Credit Trust 2018-P3
3.82%, 01/15/2026, Series 2018-P3, Class A(3)	583,704	585,949
Consumer Loan Underlying Bond Credit Trust 2019-P1
2.94%, 07/15/2026, Series 2019-P1, Class A(3)	934,389	940,096
Continental Finance Credit Card ABS Master Trust
2.24%, 12/15/2028, Series 2020-1A, Class A(3)	4,000,000	3,999,448
COOF Securitization Trust 2014-1 Ltd.
2.66%, 06/25/2040, Series 2014-1, Class A(3)(5)	621,993	52,066
Corevest American Finance 2019-1 Trust
3.88%, 03/15/2052, Series 2019-1, Class B(3)	4,860,000	5,198,762
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(3)	5,455,786	5,749,891
3.16%, 10/15/2052, Series 2019-3, Class B(3)	2,250,000	2,331,726
3.27%, 10/15/2052, Series 2019-3, Class C(3)	5,862,000	6,020,619
CoreVest American Finance 2020-3 Trust
2.20%, 08/15/2053, Series 2020-3, Class B(3)	6,314,000	6,331,821
Countrywide Asset-Backed Certificates
4.24%, 02/25/2036, Series 2005-10, Class AF6(5)	27,747	28,605
5.12%, 02/25/2035, Series 2004-S1, Class A3(1)	13,280	13,260
5.43%, 02/25/2033, Series 2005-13, Class AF3(5)	28,449	27,101
5.97%, 09/25/2046, Series 2006-10, Class 1AF3(5)	43,525	41,796
CPS Auto Receivables Trust 2015-C
4.63%, 08/16/2021, Series 2015-C, Class D(3)	32,811	32,858
CPS Auto Receivables Trust 2017-B
3.95%, 03/15/2023, Series 2017-B, Class D(3)	2,057,361	2,068,209
CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023, Series 2017-C, Class D(3)	637,760	646,679
CPS Auto Receivables Trust 2019-C
2.55%, 09/15/2022, Series 2019-C, Class A(3)	257,537	257,719
CPS Auto Receivables Trust 2019-D
2.17%, 12/15/2022, Series 2019-D, Class A(3)	832,199	834,567
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023, Series 2020-A, Class A(3)	4,200,671	4,220,491
CPS Auto Receivables Trust 2020-B
1.15%, 07/17/2023, Series 2020-B, Class A(3)	1,380,454	1,384,537
2.11%, 04/15/2026, Series 2020-B, Class B(3)	1,303,000	1,326,831
Credit Acceptance Auto Loan Trust 2018-1
3.01%, 02/16/2027, Series 2018-1A, Class A(3)	401,951	402,287

Credit Acceptance Auto Loan Trust 2018-3
3.55%, 08/15/2027, Series 2018-3A, Class A(3)	1,748,996	1,767,669
Credit Acceptance Auto Loan Trust 2019-1
3.33%, 02/15/2028, Series 2019-1A, Class A(3)	7,351,000	7,487,318
Credit Acceptance Auto Loan Trust 2020-1
2.39%, 04/16/2029, Series 2020-1A, Class B(3)	6,680,000	6,837,950
Credit Acceptance Auto Loan Trust 2020-2
1.37%, 07/16/2029, Series 2020-2A, Class A(3)	2,850,000	2,888,391
2.73%, 11/15/2029, Series 2020-2A, Class C(3)	3,500,000	3,591,776
CSMC 2018-RPL8 Trust
4.13%, 07/25/2058, Series 2018-RPL8, Class A1(3)(5)	5,469,740	5,490,454
CWABS Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035, Series 2004-15, Class AF6(5)	506	509
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035, Series 2005-1, Class AF6(5)	1,218	1,235
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036, Series 2005-17, Class 1AF5(5)	14,474	14,897
CWABS, Inc. Asset-Backed Certificates Series 2004-1
0.71% (1 Month LIBOR USD + 0.56%, 0.56% Floor), 04/25/2034, Series 2004-1, Class 3A(2)	1,112	1,003
0.90% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 03/25/2034, Series 2004-1, Class M1(2)	15,185	15,131
0.97% (1 Month LIBOR USD + 0.83%, 0.83% Floor), 03/25/2034, Series 2004-1, Class M2(2)	6,094	6,060
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
0.93% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 11/25/2034, Series 2004-6, Class 2A5(2)	500,788	480,745
1.05% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2034, Series 2004-6, Class M1(2)	9,424	8,929
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 07/30/2027	1,017,839	1,045,285
Diamond Resorts Owner Trust
3.27%, 10/22/2029, Series 2017-1A, Class A(3)	1,023,391	1,041,824
Diamond Resorts Owner Trust 2018-1
3.70%, 01/21/2031, Series 2018-1, Class A(3)	2,368,502	2,473,576
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032, Series 2019-1A, Class B(3)	5,651,942	5,789,493
Discover Card Execution Note Trust
0.43% (1 Month LIBOR USD + 0.27%), 12/15/2023, Series 2019-A2, Class A(2)	4,368,000	4,372,358
3.04%, 07/15/2024, Series 2019-A1, Class A1	3,302,000	3,399,626
Drive Auto Receivables Trust
3.66%, 11/15/2024, Series 2018-4, Class C	3,217,547	3,242,331
Drive Auto Receivables Trust 2016-C
4.18%, 03/15/2024, Series 2016-CA, Class D(3)	1,447,991	1,462,166
Drive Auto Receivables Trust 2017-1
3.84%, 03/15/2023, Series 2017-1, Class D	2,027,928	2,052,181
Drive Auto Receivables Trust 2017-3
3.53%, 12/15/2023, Series 2017-3, Class D(3)	6,094,944	6,186,564
Drive Auto Receivables Trust 2017-A
4.16%, 05/15/2024, Series 2017-AA, Class D(3)	940,144	953,167
Drive Auto Receivables Trust 2017-B
3.72%, 10/17/2022, Series 2017-BA, Class D(3)	165,425	165,759
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026, Series 2019-1, Class D	2,645,000	2,770,453
Drive Auto Receivables Trust 2019-2
3.17%, 11/15/2023, Series 2019-2, Class B	3,993,991	4,020,299
Drive Auto Receivables Trust 2019-3
2.65%, 02/15/2024, Series 2019-3, Class B	4,200,000	4,243,863
Drive Auto Receivables Trust 2019-4
2.23%, 01/16/2024, Series 2019-4, Class B	6,016,000	6,077,629
Drive Auto Receivables Trust 2020-1
1.99%, 12/15/2022, Series 2020-1, Class A2	1,517,598	1,520,868
2.02%, 11/15/2023, Series 2020-1, Class A3	7,361,000	7,426,508
Drive Auto Receivables Trust 2020-2
1.42%, 03/17/2025, Series 2020-2, Class B	2,260,000	2,289,857
2.28%, 08/17/2026, Series 2020-2, Class C	1,611,000	1,663,166
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022, Series 2017-1A, Class D(3)	1,427	1,429
DT Auto Owner Trust 2017-3
3.58%, 05/15/2023, Series 2017-3A, Class D(3)	476,057	479,195
DT Auto Owner Trust 2018-2
3.67%, 03/15/2024, Series 2018-2A, Class C(3)	1,982,154	1,989,267
DT Auto Owner Trust 2019-2
2.85%, 09/15/2022, Series 2019-2A, Class A(3)	147,650	147,794
DT Auto Owner Trust 2019-3
2.55%, 08/15/2022, Series 2019-3A, Class A(3)	339,790	340,365
DT Auto Owner Trust 2019-4
2.73%, 07/15/2025, Series 2019-4A, Class C(3)	7,080,000	7,256,329
DT Auto Owner Trust 2020-1
1.94%, 09/15/2023, Series 2020-1A, Class A(3)	3,033,725	3,048,138
DT Auto Owner Trust 2020-2
1.14%, 01/16/2024, Series 2020-2A, Class A(3)	2,621,209	2,632,960
2.08%, 03/16/2026, Series 2020-2A, Class B(3)	951,000	969,817
DT Auto Owner Trust 2020-3
1.47%, 06/15/2026, Series 2020-3A, Class C(3)	2,192,000	2,212,122
Exeter Automobile Receivables Trust 2017-1
3.95%, 12/15/2022, Series 2017-1A, Class C(3)	227,997	229,660
Exeter Automobile Receivables Trust 2017-3
3.68%, 07/17/2023, Series 2017-3A, Class C(3)	3,836,000	3,921,780
Exeter Automobile Receivables Trust 2019-4
2.18%, 01/17/2023, Series 2019-4A, Class A(3)	717,222	718,704
Exeter Automobile Receivables Trust 2020-1
2.05%, 06/15/2023, Series 2020-1A, Class A(3)	1,514,510	1,520,497
Exeter Automobile Receivables Trust 2020-2
1.13%, 08/15/2023, Series 2020-2A, Class A(3)	5,393,085	5,408,267
2.08%, 07/15/2024, Series 2020-2A, Class B(3)	2,615,000	2,667,097
Exeter Automobile Receivables Trust 2020-3
1.32%, 07/15/2025, Series 2020-3A, Class C	2,384,000	2,402,815
First Investors Auto Owner Trust 2017-1
3.60%, 04/17/2023, Series 2017-1A, Class D(3)	2,847,000	2,884,006
First Investors Auto Owner Trust 2019-2
2.21%, 09/16/2024, Series 2019-2A, Class A(3)	2,864,730	2,889,680
FirstKey Homes 2020-SFR2 Trust
2.67%, 10/19/2037, Series 2020-SFR2, Class E(3)	7,948,000	7,925,993
Flagship Credit Auto Trust 2016-1
6.22%, 06/15/2022, Series 2016-1, Class C(3)	1,052,406	1,062,471

Flagship Credit Auto Trust 2016-4
2.71%, 11/15/2022, Series 2016-4, Class C(3)	280,568	281,150
Flagship Credit Auto Trust 2017-2
2.96%, 07/15/2023, Series 2017-2, Class C(3)	3,345,632	3,367,838
3.62%, 07/15/2023, Series 2017-2, Class D(3)	2,995,000	3,063,457
Flagship Credit Auto Trust 2018-3
3.79%, 12/16/2024, Series 2018-3, Class C(3)	7,710,000	8,016,950
Flagship Credit Auto Trust 2019-1
3.11%, 08/15/2023, Series 2019-1, Class A(3)	2,743,658	2,773,761
Flagship Credit Auto Trust 2019-2
2.83%, 10/16/2023, Series 2019-2, Class A(3)	5,143,629	5,205,396
Flagship Credit Auto Trust 2019-4
2.17%, 06/17/2024, Series 2019-4, Class A(3)	7,754,277	7,852,179
3.12%, 01/15/2026, Series 2019-4, Class D(3)	9,275,000	9,711,384
Flagship Credit Auto Trust 2020-1
1.90%, 08/15/2024, Series 2020-1, Class A(3)	7,457,810	7,544,700
Flagship Credit Auto Trust 2020-2
1.49%, 07/15/2024, Series 2020-2, Class A(3)	3,595,536	3,622,027
Flagship Credit Auto Trust 2020-3
0.70%, 04/15/2025, Series 2020-3, Class A(3)	2,433,754	2,436,174
FN DUS-Broadstone
1.50%, 01/15/2031	10,000,000	10,062,500
Ford Credit Auto Owner Trust 2016-REV1
2.31%, 08/15/2027, Series 2016-1, Class A(3)	7,000,000	7,016,328
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027, Series 2016-2, Class A(3)	10,000,000	10,080,629
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022, Series 2017-C, Class A3	253,350	253,638
Ford Credit Auto Owner Trust 2018-REV1
3.19%, 07/15/2031, Series 2018-1, Class A(3)	24,024,000	26,399,178
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030, Series 2019-1, Class A(3)	2,150,000	2,344,810
Ford Credit Auto Owner Trust 2020-A
1.03%, 10/15/2022, Series 2020-A, Class A2	247,892	248,579
1.04%, 08/15/2024, Series 2020-A, Class A3	3,124,000	3,161,973
1.35%, 07/15/2025, Series 2020-A, Class A4	2,163,000	2,222,073
Ford Credit Auto Owner Trust 2020-B
0.79%, 11/15/2025, Series 2020-B, Class A4	3,711,000	3,758,478
Ford Credit Auto Owner Trust 2020-C
0.51%, 08/15/2026, Series 2020-C, Class A4	5,576,000	5,609,113
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031, Series 2020-1, Class A(3)	12,300,000	12,966,859
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033, Series 2020-2, Class A(3)	18,800,000	18,980,085
Ford Credit Floorplan Master Owner Trust A
1.06%, 09/15/2027, Series 2020-2, Class A	14,747,000	14,960,224
FORT CRE 2018-1 LLC
2.98% (1 Month LIBOR USD + 2.83%, 2.83% Floor), 11/16/2035, Series 2018-1A, Class C(2)(3)	11,800,000	11,471,335
Foundation Finance Trust 2017-1
3.30%, 07/15/2033, Series 2017-1A, Class A(3)	1,140,611	1,162,179
Foundation Finance Trust 2019-1
3.86%, 11/15/2034, Series 2019-1A, Class A(3)	2,453,291	2,538,394
Foursight Capital Automobile Receivables Trust 2017-1
3.05%, 12/15/2022, Series 2017-1, Class B(3)	1,737,691	1,741,517
FREED ABS TRUST 2018-2
3.99%, 10/20/2025, Series 2018-2, Class A(3)	332,100	332,798
FREED ABS Trust 2019-2
2.62%, 11/18/2026, Series 2019-2, Class A(3)	1,470,320	1,478,330
FTF 2019-1 A FRN
5.50%, 08/15/2024(5)(12)	3,316,805	2,480,970
Galaxy XXIX CLO Ltd.
1.01% (3 Month LIBOR USD + 0.79%), 11/15/2026, Series 2018-29A, Class A(2)(3)	3,983,113	3,968,614
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029, Series 1999-HE1, Class A7	8	8
6.71%, 04/25/2029, Series 1999-HE1, Class M(5)	15,177	13,614
Genesis Sales Finance Master Trust
1.65%, 09/22/2025, Series 2020-AA, Class A(3)	6,111,000	6,108,658
GM Financial Automobile Leasing Trust 2020-2
0.80%, 07/20/2023, Series 2020-2, Class A3	3,688,000	3,715,762
1.01%, 07/22/2024, Series 2020-2, Class A4	1,000,000	1,013,401
GM Financial Consumer Automobile Receivables Trust 2018-1
2.32%, 07/18/2022, Series 2018-1, Class A3	1,328,819	1,334,805
GM Financial Consumer Automobile Receivables Trust 2018-4
3.62%, 06/17/2024, Series 2018-4, Class C	1,400,000	1,472,096
GM Financial Consumer Automobile Receivables Trust 2020-1
1.84%, 09/16/2024, Series 2020-1, Class A3	8,369,000	8,550,047
GM Financial Consumer Automobile Receivables Trust 2020-2
1.49%, 12/16/2024, Series 2020-2, Class A3	3,095,000	3,151,557
GM Financial Consumer Automobile Receivables Trust 2020-3
0.45%, 04/16/2025, Series 2020-3, Class A3	3,775,000	3,790,177
GM Financial Consumer Automobile Receivables Trust 2020-4
0.50%, 02/17/2026, Series 2020-4, Class A4	5,097,000	5,119,038
GMF Floorplan Owner Revolving Trust
0.68%, 08/15/2025, Series 2020-1, Class A(3)	4,031,000	4,054,835
2.90%, 04/15/2026, Series 2019-2, Class A(3)	17,200,000	18,537,727
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031, Series 2014-A, Class A(3)	175,377	177,054
Golden Bear 2016-R LLC
5.65%, 09/20/2047, Series 2016-R, Class R(3)	836,057	825,815
Goodgreen 2017-1 Trust
3.74%, 10/15/2052, Series 2017-1A, Class A(3)	1,134,749	1,196,345
Goodgreen 2017-2 Trust
3.26%, 10/15/2053, Series 2017-2A, Class A(3)	3,145,957	3,280,117
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051(3)(12)	4,377,362	4,254,796
Goodgreen 2019-2 Trust
2.76%, 10/15/2054, Series 2019-2A, Class A(3)	4,789,596	4,950,411
Greenwood Park CLO Ltd.
1.25% (3 Month LIBOR USD + 1.01%), 04/15/2031, Series 2018-1A, Class A2(2)(3)	23,000,000	22,812,596
GSAMP Trust 2005-WMC2
0.77% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 11/25/2035, Series 2005-WMC2, Class A1B(2)	361,671	361,700

GSAMP Trust 2006-HE7
0.38% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 10/25/2046, Series 2006-HE7, Class A2D(2)	711,363	701,859
Headlands Residential 2018-RPL1 LLC
3.88%, 08/25/2024, Series 2018-RPL1, Class A(1)(3)	8,245,000	8,299,646
Hero Funding 2017-3
3.95%, 09/20/2048, Series 2017-3A, Class A2(3)	2,498,257	2,615,744
HERO Funding II 2016-3B
0.00%, 09/20/2042, Series 2016-3B, Class A(3)	396,039	399,366
HERO Funding Trust 2016-2
3.75%, 09/20/2041, Series 2016-2A, Class A(3)	1,376,754	1,436,423
HERO Funding Trust 2016-3
3.08%, 09/20/2042, Series 2016-3A, Class A1(3)	608,640	624,704
HERO Funding Trust 2016-4A
3.57%, 09/20/2047, Series 2016-4A, Class A1(3)	1,932,144	2,025,679
HERO Funding Trust 2017-1A
4.46%, 09/20/2047, Series 2017-1A, Class A2(3)	3,465,567	3,719,445
HERO Funding Trust 2017-2
3.28%, 09/20/2048, Series 2017-2A, Class A1(3)	3,195,418	3,301,839
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(3)	907,046	927,564
HIN Timeshare Trust 2020-A
2.23%, 10/09/2039, Series 2020-A, Class B(3)	3,705,896	3,768,451
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 03/25/2036, Series 2006-A, Class A3(2)	13,818	13,742
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021, Series 2017-4, Class A3	160,275	160,471
Honda Auto Receivables 2020-2 Owner Trust
0.74%, 11/15/2022, Series 2020-2, Class A2	1,019,182	1,021,492
0.82%, 07/15/2024, Series 2020-2, Class A3	3,810,000	3,847,037
1.09%, 10/15/2026, Series 2020-2, Class A4	1,022,000	1,042,718
Honda Auto Receivables 2020-3 Owner Trust
0.46%, 04/19/2027, Series 2020-3, Class A4	5,701,000	5,719,986
Hyundai Auto Receivables Trust 2020-A
1.41%, 11/15/2024, Series 2020-A, Class A3	4,157,000	4,245,770
1.72%, 06/15/2026, Series 2020-A, Class A4	3,308,000	3,431,558
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028, Series 1997-5, Class A10	21	21
KGS-Alpha SBA COOF Trust
0.58%, 05/25/2039, Series 2012-6, Class A(3)(5)	1,934,961	27,889
KGS-Alpha SBA COOF Trust 2012-2
0.82%, 08/25/2038, Series 2012-2, Class A(3)(5)	2,054,778	41,761
KGS-Alpha SBA COOF Trust 2014-2
2.78%, 04/25/2040, Series 2014-2, Class A(3)(5)	681,181	57,250
KKR CLO 11 Ltd.
1.42% (3 Month LIBOR USD + 1.18%), 01/15/2031, Series 11, Class AR(2)(3)	8,500,000	8,468,593
KKR Clo 32 Ltd.
0.00% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 01/15/2032, Series 32A, Class A1(2)(3)(4)	26,000,000	25,967,422
KVK CLO 2018-1 Ltd.
1.15% (3 Month LIBOR USD + 0.93%), 05/20/2029, Series 2018-1A, Class A(2)(3)	21,514,999	21,317,664
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042, Series 2017-C, Class A2B(3)	2,583,635	2,630,171
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043, Series 2018-B, Class A2FX(3)	4,935,738	5,051,878
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059, Series 2019-GS4, Class A1(1)(3)	3,826,242	3,844,207
Lendingpoint 2019-2 Asset Securitization Trust
3.07%, 11/10/2025, Series 2019-2, Class A(3)	627,879	628,427
LendingPoint 2020-REV1 Asset Securitization Trust
2.73%, 10/15/2028, Series 2020-REV1, Class A(3)	8,400,000	8,485,672
Lendmark Funding Trust 2018-1
5.03%, 12/21/2026, Series 2018-1A, Class C(3)	1,900,000	1,972,268
LL ABS Trust 2019-1
2.87%, 03/15/2027, Series 2019-1A, Class A(3)	1,599,955	1,607,231
LL ABS Trust 2020-1
2.33%, 01/17/2028, Series 2020-1A, Class A(3)	6,334,602	6,373,429
Long Beach Mortgage Loan Trust 2004-1
0.90% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 02/25/2034, Series 2004-1, Class M1(2)	128,328	125,722
Long Beach Mortgage Loan Trust 2004-3
1.00% (1 Month LIBOR USD + 0.86%, 0.86% Floor), 07/25/2034, Series 2004-3, Class M1(2)	32,958	32,483
LV Tower 52 Issuer 2013-1
5.75%, 02/15/2023, Series 2013-1, Class A(3)(12)	2,247,322	2,266,627
7.75%, 02/15/2023, Series 2013-1, Class M(3)(12)	862,152	869,558
Man GLG US CLO 2018-2 Ltd.
1.48% (3 Month LIBOR USD + 1.24%, 1.24% Floor), 10/15/2028, Series 2018-2A, Class A1R(2)(3)	8,000,000	7,967,896
Mariner Finance Issuance Trust 2019-A
2.96%, 07/20/2032, Series 2019-AA, Class A(3)	6,000,000	6,133,634
3.51%, 07/20/2032, Series 2019-AA, Class B(3)	5,235,000	5,364,468
MASTR Asset Backed Securities Trust 2006-NC1
0.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 01/25/2036, Series 2006-NC1, Class A4(2)	86,320	86,307
MidOcean Credit CLO III
1.33% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/21/2031, Series 2014-3A, Class A1R(2)(3)	15,261,187	15,170,353
MidOcean Credit CLO IX
1.37% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/20/2031, Series 2018-9A, Class A1(2)(3)	4,000,000	3,979,676
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040, Series 2006-1, Class M1(3)	603,107	649,907
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045, Series 2010-1, Class A(3)	108,838	110,768
5.25%, 12/15/2045, Series 2010-1, Class M(3)	195,850	201,863
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041, Series 2019-B, Class A5(3)	7,200,000	7,641,118
Mountain View CLO IX Ltd.
1.36% (3 Month LIBOR USD + 1.12%), 07/15/2031, Series 2015-9A, Class A1R(2)(3)	20,000,000	19,724,260
MRA Issuance Trust 2020-15
1.50% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 07/15/2021, Series 2020-15, Class A(2)(3)	28,240,000	28,197,640
MRA Issuance Trust 2020-8
2.25% (1 Month LIBOR USD + 1.75%, 2.25% Floor), 09/23/2021, Series 2020-8, Class A1X(2)(3)	12,220,000	12,228,983
3.50% (1 Month LIBOR USD + 3.00%, 3.50% Floor), 09/23/2021, Series 2020-8, Class A2(2)(3)	7,140,000	7,145,474
Nationstar HECM Loan Trust 2020-1
1.27%, 09/25/2030, Series 2020-1A, Class A1(3)(5)	8,343,780	8,352,205
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(3)	9,843,425	10,038,534
Navient Private Education Refi Loan Trust 2018-C

3.52%, 06/16/2042, Series 2018-CA, Class A2(3)	4,401,345	4,487,623
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(3)	6,600,000	6,799,899
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(3)	5,400,000	5,545,290
Navient Student Loan Trust 2018-EA
4.00%, 12/15/2059, Series 2018-EA, Class A2(3)	5,778,490	5,983,694
New Century Home Equity Loan Trust Series 2003-5
5.01%, 11/25/2033, Series 2003-5, Class AI6(1)	135,561	140,575
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057, Series 2018-1A, Class A1A(3)(5)	2,445,963	2,644,937
New Residential Mortgage Loan Trust 2020-NPL2
3.23%, 08/25/2060, Series 2020-NPL2, Class A1(1)(3)	7,265,912	7,318,758
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3	3,974,000	4,047,685
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-FM1
0.61% (1 Month LIBOR USD + 0.46%, 0.46% Floor), 11/25/2035, Series 2006-FM1, Class 1A1(2)	6,584,154	6,543,231
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1
3.84%, 12/25/2025, Series 2020-PLS1, Class A(3)	9,700,000	9,703,579
Oakwood Mortgage Investors, Inc.
6.45%, 12/15/2023, Series 1999-B, Class A3	998	1,028
OL SP 2018-B LLC
4.16%, 02/09/2030, Series 2018, Class A	2,086,352	2,168,385
4.61%, 02/09/2030, Series 2018, Class B	453,555	461,104
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024, Series 2018-1A, Class A(3)	11,543,521	11,657,471
OneMain Financial Issuance Trust 2017-1
0.95% (1 Month LIBOR USD + 0.80%), 09/14/2032, Series 2017-1A, Class A2(2)(3)	2,061,611	2,062,921
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(3)	6,100,000	6,209,343
OneMain Financial Issuance Trust 2020-A
3.84%, 05/14/2032, Series 2020-1A, Class A(3)	3,400,000	3,585,894
Oportun Funding VIII LLC
3.61%, 03/08/2024, Series 2018-A, Class A(3)	2,978,000	2,978,000
Oportun Funding X LLC
4.10%, 10/08/2024, Series 2018-C, Class A(3)	5,900,000	5,994,947
Oportun Funding XII LLC
4.15%, 12/09/2024, Series 2018-D, Class A(3)	4,200,000	4,273,157
Option One Mortgage Loan Trust 2004-3
1.05% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 11/25/2034, Series 2004-3, Class A4(2)	1,691,802	1,563,915
OZLM Funding IV Ltd.
1.47% (3 Month LIBOR USD + 1.25%), 10/22/2030, Series 2013-4A, Class A1R(2)(3)	9,811,675	9,799,626
OZLM XXII Ltd.
1.29% (3 Month LIBOR USD + 1.07%), 01/17/2031, Series 2018-22A, Class A1(2)(3)	6,991,130	6,938,312
P4 SFR 2019-STL
7.50%, 10/11/2022(12)	5,700,000	5,700,000
Palmer Square CLO 2014-1 Ltd.
1.35% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/17/2031, Series 2014-1A, Class A1R2(2)(3)	4,000,000	3,988,260
Palmer Square CLO 2018-2 Ltd.
1.33% (3 Month LIBOR USD + 1.10%), 07/16/2031, Series 2018-2A, Class A1A(2)(3)	20,000,000	19,937,000
Park Avenue Institutional Advisers CLO Ltd. 2018-1
1.50% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 10/20/2031, Series 2018-1A, Class A1A(2)(3)	21,500,000	21,476,565
PPM CLO 4 Ltd.
1.62% (3 Month LIBOR USD + 1.42%, 1.42% Floor), 10/18/2031, Series 2020-4A, Class A1(2)(3)	15,000,000	14,981,040
Pretium Mortgage Credit Partners I 2020-NPL3 LLC
3.10%, 06/27/2060, Series 2020-NPL3, Class A1(1)(3)	5,609,193	5,621,474
Progress Residential 2017-SFR1 Trust
3.02%, 08/17/2034, Series 2017-SFR1, Class B(3)	2,000,000	2,019,055
Progress Residential 2018-SFR2 Trust
4.34%, 08/17/2035, Series 2018-SFR2, Class D(3)	2,390,000	2,423,535
4.66%, 08/17/2035, Series 2018-SFR2, Class E(3)	3,853,000	3,917,972
Progress Residential 2020-SFR3 Trust
2.30%, 10/17/2027, Series 2020-SFR3, Class E(3)	6,000,000	6,006,894
PRPM 2019-4 LLC
3.35%, 11/25/2024, Series 2019-4A, Class A1(1)(3)	5,377,709	5,397,456
PRPM 2020-1 LLC
2.98%, 02/25/2025, Series 2020-1A, Class A1(1)(3)	5,036,105	5,047,363
RAMP Series 2005-RS1 Trust
4.71%, 11/25/2034, Series 2005-RS1, Class AI6	207	209
Regional Management Issuance Trust 2020-1
3.23%, 10/15/2030, Series 2020-1, Class B(3)	2,590,000	2,650,947
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037, Series 2007-1, Class AF3(1)	298,832	121,855
Renew 2017-1
3.67%, 09/20/2052, Series 2017-1A, Class A(3)	1,467,420	1,511,966
Rockford Tower CLO 2020-1 Ltd.
0.00% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 01/20/2032, Series 2020-1A, Class A(2)(3)(4)	12,000,000	11,984,940
Santander Consumer Auto Receivables Trust 2020-B
0.46%, 08/15/2024, Series 2020-BA, Class A3(3)	7,527,000	7,532,984
1.29%, 04/15/2026, Series 2020-BA, Class C(3)	1,028,000	1,036,778
Santander Drive Auto Receivables Trust 2017-1
3.17%, 04/17/2023, Series 2017-1, Class D	3,190,262	3,219,602
Santander Drive Auto Receivables Trust 2017-2
3.49%, 07/17/2023, Series 2017-2, Class D	1,198,722	1,213,223
Santander Drive Auto Receivables Trust 2019-1
3.21%, 09/15/2023, Series 2019-1, Class B	2,294,159	2,303,779
Santander Drive Auto Receivables Trust 2019-3
2.49%, 10/15/2025, Series 2019-3, Class C	5,800,000	5,919,261
Santander Drive Auto Receivables Trust 2020-1
2.03%, 02/15/2024, Series 2020-1, Class A3	2,239,000	2,269,787
2.07%, 01/17/2023, Series 2020-1, Class A2A	3,231,289	3,246,703
Santander Drive Auto Receivables Trust 2020-2
0.67%, 04/15/2024, Series 2020-2, Class A3	3,726,000	3,738,177
0.96%, 11/15/2024, Series 2020-2, Class B	2,573,000	2,588,779
1.46%, 09/15/2025, Series 2020-2, Class C	2,425,000	2,457,156
Santander Drive Auto Receivables Trust 2020-3
1.12%, 01/15/2026, Series 2020-3, Class C	8,000,000	8,063,809
Santander Drive Auto Receivables Trust 2020-4
1.01%, 01/15/2026, Series 2020-4, Class C	11,568,000	11,618,399
1.48%, 01/15/2027, Series 2020-4, Class D	2,669,000	2,694,976

SART 2017-1
4.75%, 07/15/2024(12)	5,495,387	5,550,341
SART 2018-1
4.76%, 06/15/2025(12)	6,476,908	6,590,254
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.09%, 01/25/2036, Series 2006-CB1, Class AF2(1)	53,851	53,526
Sierra Timeshare 2019-3 Receivables Funding LLC
2.75%, 08/20/2036, Series 2019-3A, Class B(3)	3,054,289	3,120,675
Sierra Timeshare 2020-2 Receivables Funding LLC
1.33%, 07/20/2037, Series 2020-2A, Class A(3)	3,267,327	3,282,558
Sixth Street CLO XVI Ltd.
1.51% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/20/2032, Series 2020-16A, Class A1A(2)(3)	20,000,000	19,974,760
SoFi Consumer Loan Program 2018-1 Trust
3.14%, 02/25/2027, Series 2018-1, Class A2(3)	1,063,492	1,067,301
SoFi Consumer Loan Program 2019-3 Trust
2.90%, 05/25/2028, Series 2019-3, Class A(3)	1,783,369	1,802,114
SoFi Consumer Loan Program 2020-1 Trust
2.02%, 01/25/2029, Series 2020-1, Class A(3)	6,897,873	6,970,031
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041, Series 2017-F, Class A2FX(3)	12,175,516	12,444,732
SoFi Professional Loan Program 2018-B Trust
3.34%, 08/25/2047, Series 2018-B, Class A2FX(3)	5,438,217	5,597,126
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048, Series 2019-C, Class A2FX(3)	7,474,569	7,764,621
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046, Series 2020-A, Class A2FX(3)	7,800,000	8,059,568
Sound Point CLO II Ltd.
1.28% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 01/26/2031, Series 2013-1A, Class A1R(2)(3)	9,000,000	8,963,460
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
0.82% (1 Month LIBOR USD + 0.67%, 0.67% Floor), 10/25/2035, Series 2004-BC4, Class A1A(2)	125,460	125,133
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030, Series 2017-AA, Class A(3)	6,034,247	6,045,899
Station Place Securitization Trust Series 2020-10
1.64% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 05/20/2021, Series 2020-10, Class A(2)(3)	11,520,000	11,531,847
Structured Asset Securities Corp. Mortgage Loan Trust 2005-7XS
5.94%, 04/25/2035, Series 2005-7XS, Class 1A4B(1)	536	558
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Series 2004-6XS
6.03%, 03/25/2034, Series 2004-6XS, Class A5A(1)	59,094	60,092
6.05%, 03/25/2034, Series 2004-6XS, Class A5B(1)	47,260	48,057
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032, Series 2002-AL1, Class A2	16,167	15,557
3.45%, 02/25/2032, Series 2002-AL1, Class A3	44,198	42,893
Synchrony Card Funding LLC
2.95%, 03/15/2025, Series 2019-A1, Class A	12,384,000	12,781,612
Synchrony Card Issuance Trust
3.38%, 09/15/2024, Series 2018-A1, Class A	5,500,000	5,620,382
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(3)(5)	4,076,955	4,167,775
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057, Series 2017-6, Class A1(3)(5)	3,893,688	4,008,910
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058, Series 2018-1, Class A1(3)(5)	5,648,604	5,870,406
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1(3)(5)	6,918,947	7,434,037
Towd Point Mortgage Trust 2019-HY3
1.15% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2059, Series 2019-HY3, Class A1A(2)(3)	1,924,046	1,932,435
Towd Point Mortgage Trust 2020-4
1.75%, 10/25/2060, Series 2020-4, Class A1(3)	4,183,018	4,277,796
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060, Series 2020-MH1, Class A1(3)(5)	7,370,217	7,496,175
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031, Series 2019-1A, Class A(3)	14,775,000	15,778,392
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033, Series 2020-1A, Class A(3)	8,285,000	8,531,080
Toyota Auto Receivables 2020-A Owner Trust
1.68%, 05/15/2025, Series 2020-A, Class A4	1,196,000	1,233,892
Toyota Auto Receivables 2020-B Owner Trust
1.36%, 08/15/2024, Series 2020-B, Class A3	3,481,000	3,540,996
1.66%, 09/15/2025, Series 2020-B, Class A4	3,189,000	3,295,157
Toyota Auto Receivables 2020-D Owner Trust
0.47%, 01/15/2026, Series 2020-D, Class A4	4,856,000	4,878,586
Trafigura Securitisation Finance Plc 2018-1
3.73%, 03/15/2022, Series 2018-1A, Class A2(3)	12,666,667	12,924,411
Tricolor Auto Securitization Trust 2020-1
4.88%, 11/15/2026, Series 2020-1A, Class A(3)	8,598,870	8,614,667
Trinitas CLO IV Ltd.
1.40% (3 Month LIBOR USD + 1.18%), 10/18/2031, Series 2016-4A, Class A1LR(2)(3)	7,453,584	7,452,973
US Auto Funding 2018-1 LLC
5.50%, 07/15/2023, Series 2018-1A, Class A(3)	1,452,389	1,490,258
USAA Auto Owner Trust 2019-1
2.14%, 11/15/2024, Series 2019-1, Class A4	4,004,000	4,110,653
VCAT 2020-NPL1 LLC
3.67%, 08/25/2050, Series 2020-NPL1, Class A1(1)(3)	3,169,838	3,206,779
Venture 32 CLO Ltd.
1.32% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/18/2031, Series 2018-32A, Class A1(2)(3)	6,000,000	5,959,500
Vericrest Opportunity Loan Trust 2019-NPL5
3.35%, 09/25/2049, Series 2019-NPL5, Class A1A(1)(3)	3,706,239	3,710,986
Vericrest Opportunity Loan Trust 2019-NPL8
3.28%, 11/25/2049, Series 2019-NPL8, Class A1A(1)(3)	9,810,648	9,815,076
Vericrest Opportunity Loan Trust 2020-NPL2
2.98%, 02/25/2050, Series 2020-NPL2, Class A1A(1)(3)	5,085,226	5,093,252
Verizon Owner Trust 2018-A
3.23%, 04/20/2023, Series 2018-A, Class A1A	7,118,669	7,213,148
Verizon Owner Trust 2019-A
2.93%, 09/20/2023, Series 2019-A, Class A1A	5,473,000	5,579,114
Verizon Owner Trust 2019-B
2.33%, 12/20/2023, Series 2019-B, Class A1A	10,525,000	10,733,141
Verizon Owner Trust 2020-A
1.85%, 07/22/2024, Series 2020-A, Class A1A	9,704,000	9,936,637
VM DEBT 2019-1
7.50%, 06/15/2024(12)	7,196,761	7,072,543

Volkswagen Auto Loan Enhanced Trust 2020-1
0.98%, 11/20/2024, Series 2020-1, Class A3	5,114,000	5,167,409
1.26%, 08/20/2026, Series 2020-1, Class A4	1,923,000	1,968,535
VOLT 2020 FT 1 Trust
3.17%, 07/27/2023(5)(12)	7,239,876	7,098,957
VOLT LXXXIII LLC
3.33%, 11/26/2049, Series 2019-NPL9, Class A1A(1)(3)	7,793,278	7,815,597
VOLT LXXXV LLC
3.23%, 01/25/2050, Series 2020-NPL1, Class A1A(1)(3)	6,539,933	6,558,282
VOLT LXXXVII LLC
2.98%, 02/25/2050, Series 2020-NPL3, Class A1A(1)(3)	11,642,238	11,657,986
VOLT LXXXVIII LLC
2.98%, 03/25/2050, Series 2020-NPL4, Class A1(1)(3)	7,780,399	7,789,152
Voya CLO 2015-1 Ltd.
1.12% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/18/2029, Series 2015-1A, Class A1R(2)(3)	6,000,000	5,986,722
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036, Series 2018-A, Class A(3)	1,743,300	1,830,171
Westgate Resorts 2017-1 LLC
3.05%, 12/20/2030, Series 2017-1A, Class A(3)	476,564	478,232
4.05%, 12/20/2030, Series 2017-1A, Class B(3)	848,180	842,079
Westgate Resorts 2020-1 LLC
3.96%, 03/20/2034, Series 2020-1A, Class B(3)	5,616,527	5,803,755
Westlake Automobile Receivables Trust 2019-1
3.06%, 05/16/2022, Series 2019-1A, Class A2A(3)	81,592	81,680
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023, Series 2019-3A, Class A2(3)	4,948,472	4,978,273
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024, Series 2020-3A, Class A2(3)	12,177,000	12,203,629
1.65%, 02/17/2026, Series 2020-3A, Class D(3)	1,875,000	1,897,380
World Financial Network Credit Card Master Trust
3.14%, 12/15/2025, Series 2019-A, Class A	5,660,000	5,836,736
World Omni Auto Receivables Trust 2018-D
3.33%, 04/15/2024, Series 2018-D, Class A3	13,437,347	13,719,828
World Omni Auto Receivables Trust 2019-B
2.59%, 07/15/2024, Series 2019-B, Class A3	6,018,000	6,118,038
World Omni Auto Receivables Trust 2019-C
1.96%, 12/16/2024, Series 2019-C, Class A3	5,525,000	5,635,538
World Omni Auto Receivables Trust 2020-C
0.48%, 11/17/2025, Series 2020-C, Class A3	2,227,000	2,234,744
0.61%, 10/15/2026, Series 2020-C, Class A4	3,043,000	3,068,759
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024, Series 2020-A, Class A2	7,901,000	7,913,373
0.55%, 07/15/2025, Series 2020-A, Class A3	3,022,000	3,031,366
York CLO 8 Ltd.
1.67% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 04/20/2032, Series 2020-1A, Class A1(2)(3)	25,000,000	24,968,500
Zais CLO 7 Ltd.
1.53% (3 Month LIBOR USD + 1.29%), 04/15/2030, Series 2017-2A, Class A(2)(3)	9,382,037	9,326,898
Zais CLO 8 Ltd.
1.19% (3 Month LIBOR USD + 0.95%), 04/15/2029, Series 2018-1A, Class A(2)(3)	38,682,127	38,306,601

Total Asset-Backed Obligations (Cost: $1,849,500,764)		1,872,449,221

Corporate Bonds – 32.96%
Basic Materials – 1.09%
Air Liquide Finance SA
2.25%, 09/27/2023(3)	550,000	575,240
Albemarle Corp.
5.45%, 12/01/2044	600,000	717,449
Anglo American Capital Plc
2.63%, 09/10/2030(3)	1,287,000	1,345,053
3.63%, 09/11/2024(3)	630,000	685,240
4.00%, 09/11/2027(3)	1,020,000	1,170,803
5.63%, 04/01/2030(3)	4,300,000	5,473,468
Barrick Gold Corp.
6.45%, 10/15/2035	203,000	282,181
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480,000	6,525,139
Braskem Netherlands Finance BV
5.88%, 01/31/2050(3)	975,000	1,007,916
CF Industries, Inc.
5.38%, 03/15/2044	2,040,000	2,582,140
Chevron Phillips Chemical Co. LLC
5.13%, 04/01/2025(3)	1,705,000	2,001,796
CNAC HK Finbridge Co. Ltd.
4.13%, 03/14/2021(13)	4,255,000	4,269,467
Dow Chemical Co.
4.55%, 11/30/2025	6,660,000	7,791,124
5.55%, 11/30/2048	3,005,000	4,295,589
DuPont de Nemours, Inc.
5.32%, 11/15/2038	5,665,000	7,663,547
5.42%, 11/15/2048	1,200,000	1,740,982
Ecolab, Inc.
3.25%, 01/14/2023	452,000	475,668
FMC Corp.
3.95%, 02/01/2022	1,725,000	1,774,667
Glencore Finance Canada Ltd.
4.25%, 10/25/2022(3)	5,000,000	5,325,857
4.95%, 11/15/2021(3)	2,030,000	2,111,049
Glencore Funding LLC
1.63%, 09/01/2025(3)	5,200,000	5,348,540
2.50%, 09/01/2030(3)	5,040,000	5,137,170
3.88%, 10/27/2027(3)	875,000	986,037
4.00%, 03/27/2027(3)	6,300,000	7,123,901
4.13%, 05/30/2023(3)	1,055,000	1,140,930
4.63%, 04/29/2024(3)	1,500,000	1,674,921
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025(3)	2,875,000	3,172,562
6.76%, 11/15/2048(3)	937,000	1,278,355
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	720,000	851,973
International Paper Co.
6.00%, 11/15/2041	3,150,000	4,607,880

8.70%, 06/15/2038	350,000	591,671
LYB International Finance BV
5.25%, 07/15/2043	610,000	786,007
LYB International Finance III LLC
1.25%, 10/01/2025	705,000	717,192
3.38%, 05/01/2030	2,170,000	2,429,925
4.20%, 05/01/2050	3,407,000	3,963,514
LyondellBasell Industries NV
5.75%, 04/15/2024	2,550,000	2,933,100
Mosaic Co.
4.25%, 11/15/2023	8,533,000	9,319,819
5.63%, 11/15/2043	2,055,000	2,658,147
Newmont Corp.
3.63%, 06/09/2021	1,810,000	1,826,226
Nucor Corp.
2.98%, 12/15/2055(3)	800,000	830,589
Nutrien Ltd.
3.15%, 10/01/2022	875,000	910,005
4.13%, 03/15/2035	1,960,000	2,332,421
4.20%, 04/01/2029	420,000	501,971
5.25%, 01/15/2045	1,900,000	2,584,043
6.13%, 01/15/2041	2,850,000	4,084,776
Nutrition & Biosciences, Inc.
1.83%, 10/15/2027(3)	8,589,000	8,848,550
3.27%, 11/15/2040(3)	1,205,000	1,293,065
3.47%, 12/01/2050(3)	930,000	1,008,383
Orbia Advance Corp. SAB de CV
4.88%, 09/19/2022(3)	3,425,000	3,643,344
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030	3,100,000	3,183,224
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	78,823
Samarco Mineracao SA
5.75%, 10/24/2023(3)(6)	537,000	385,297
Sasol Financing USA LLC
5.88%, 03/27/2024	3,249,000	3,448,814
6.50%, 09/27/2028	1,555,000	1,684,065
Sherwin-Williams Co.
3.13%, 06/01/2024	401,000	434,900
Solvay Finance America LLC
4.45%, 12/03/2025(3)	7,000,000	8,001,717
Southern Copper Corp.
5.25%, 11/08/2042	1,000,000	1,338,702
Steel Dynamics, Inc.
1.65%, 10/15/2027	1,637,000	1,686,408
3.45%, 04/15/2030	823,000	931,139
Syngenta Finance NV
4.89%, 04/24/2025(3)	3,240,000	3,476,718
Union Carbide Corp.
7.75%, 10/01/2096	681,000	1,047,848
Vale Overseas Ltd.
3.75%, 07/08/2030	1,165,000	1,296,074
6.25%, 08/10/2026	5,000,000	6,200,000
6.88%, 11/21/2036	167,000	244,760
6.88%, 11/10/2039	2,107,000	3,136,817
8.25%, 01/17/2034	984,000	1,511,916

Total Basic Materials		178,486,614

Communications – 2.76%
Amazon.com, Inc.
2.50%, 06/03/2050	6,909,000	7,154,152
3.88%, 08/22/2037	1,700,000	2,118,118
America Movil SAB de CV
3.13%, 07/16/2022	374,000	387,920
3.63%, 04/22/2029	1,935,000	2,186,685
4.38%, 04/22/2049	1,214,000	1,555,353
AT&T, Inc.
1.65%, 02/01/2028	2,075,000	2,116,151
2.25%, 02/01/2032	3,510,000	3,558,594
2.30%, 06/01/2027	12,548,000	13,374,388
2.55%, 12/01/2033(3)	7,591,000	7,805,676
2.75%, 06/01/2031	9,953,000	10,632,810
3.10%, 02/01/2043	11,622,000	11,754,659
3.50%, 06/01/2041	1,353,000	1,456,608
3.50%, 09/15/2053(3)	22,281,000	22,196,065
3.55%, 09/15/2055(3)	7,331,000	7,292,019
3.65%, 09/15/2059(3)	3,645,000	3,655,654
3.80%, 12/01/2057(3)	987,000	1,025,100
4.30%, 02/15/2030	1,702,000	2,033,073
4.50%, 05/15/2035	6,175,000	7,487,639
4.65%, 06/01/2044	2,145,000	2,574,436
6.00%, 08/15/2040	2,275,000	3,161,156
6.38%, 03/01/2041	7,828,000	11,477,284
Booking Holdings, Inc.
2.75%, 03/15/2023	857,000	898,816
Charter Communications Operating LLC
2.30%, 02/01/2032	4,000,000	4,002,096
3.70%, 04/01/2051	6,751,000	6,998,203
3.75%, 02/15/2028	2,215,000	2,482,520
4.91%, 07/23/2025	17,065,000	19,826,994
5.05%, 03/30/2029	2,560,000	3,111,214
5.38%, 04/01/2038	835,000	1,042,759
5.38%, 05/01/2047	4,610,000	5,745,258
6.38%, 10/23/2035	5,867,000	8,032,623
6.48%, 10/23/2045	1,275,000	1,806,655
6.83%, 10/23/2055	690,000	1,044,806
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	209,036
Comcast Corp.
1.50%, 02/15/2031	9,465,000	9,398,665
1.95%, 01/15/2031	10,252,000	10,542,149
2.80%, 01/15/2051	2,064,000	2,145,492

3.15%, 03/01/2026	1,716,000	1,915,677
3.15%, 02/15/2028	1,500,000	1,692,757
3.25%, 11/01/2039	1,595,000	1,807,749
3.45%, 02/01/2050	914,000	1,075,472
3.55%, 05/01/2028	886,000	1,020,948
3.60%, 03/01/2024	542,000	596,246
3.75%, 04/01/2040	2,195,000	2,637,392
3.90%, 03/01/2038	455,000	556,084
3.95%, 10/15/2025	1,614,000	1,853,910
3.97%, 11/01/2047	154,000	192,554
4.00%, 11/01/2049	638,000	803,155
4.05%, 11/01/2052	300,000	382,968
4.20%, 08/15/2034	555,000	695,091
4.25%, 01/15/2033	3,107,000	3,897,783
4.60%, 10/15/2038	4,314,000	5,677,456
4.95%, 10/15/2058	2,000,000	3,030,416
Corning, Inc.
5.35%, 11/15/2048	960,000	1,355,972
Cox Communications, Inc.
1.80%, 10/01/2030(3)	1,770,000	1,767,118
2.95%, 10/01/2050(3)	1,275,000	1,301,093
3.25%, 12/15/2022(3)	348,000	366,537
3.35%, 09/15/2026(3)	369,000	414,503
3.50%, 08/15/2027(3)	8,245,000	9,317,545
3.85%, 02/01/2025(3)	1,250,000	1,393,733
4.60%, 08/15/2047(3)	588,000	759,196
4.80%, 02/01/2035(3)	6,000,000	7,582,682
8.38%, 03/01/2039(3)	1,500,000	2,581,226
Crown Castle Towers LLC
3.22%, 05/15/2022(3)	589,000	595,250
3.66%, 05/15/2025(3)	955,000	1,028,639
Deutsche Telekom International Finance BV
3.60%, 01/19/2027(3)	508,000	570,950
4.88%, 03/06/2042(3)	240,000	318,750
8.75%, 06/15/2030	49,000	77,481
Discovery Communications LLC
5.20%, 09/20/2047	1,375,000	1,788,405
Fox Corp.
5.58%, 01/25/2049	1,450,000	2,116,133
Grupo Televisa SAB
6.13%, 01/31/2046	382,000	528,281
Level 3 Financing, Inc.
3.40%, 03/01/2027(3)	7,000,000	7,620,340
NBCUniversal Media LLC
4.45%, 01/15/2043	15,000	19,598
5.95%, 04/01/2041	527,000	803,414
Qwest Corp.
6.75%, 12/01/2021	3,866,000	4,044,416
Rogers Communications, Inc.
4.35%, 05/01/2049	1,335,000	1,725,593
Sky Ltd.
3.75%, 09/16/2024(3)	287,000	319,460
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	191,117
Telecom Italia Capital SA
7.20%, 07/18/2036	1,644,000	2,218,035
Telefonica Emisiones SA
4.10%, 03/08/2027	4,775,000	5,525,686
4.67%, 03/06/2038	1,175,000	1,415,954
4.90%, 03/06/2048	1,075,000	1,349,348
5.46%, 02/16/2021	233,000	234,305
Time Warner Cable LLC
5.50%, 09/01/2041	6,815,000	8,745,047
5.88%, 11/15/2040	1,275,000	1,699,719
6.55%, 05/01/2037	375,000	514,218
6.75%, 06/15/2039	539,000	766,221
7.30%, 07/01/2038	1,418,000	2,099,075
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	529,000	817,830
T-Mobile USA, Inc.
1.50%, 02/15/2026(3)	4,345,000	4,448,715
2.05%, 02/15/2028(3)	5,330,000	5,544,053
3.00%, 02/15/2041(3)	3,230,000	3,348,606
3.30%, 02/15/2051(3)	445,000	457,829
3.75%, 04/15/2027(3)	3,500,000	3,985,800
3.88%, 04/15/2030(3)	27,685,000	32,059,507
TWDC Enterprises 18 Corp.
3.00%, 07/30/2046	160,000	173,906
Verizon Communications, Inc.
1.75%, 01/20/2031	4,324,000	4,299,768
2.65%, 11/20/2040	2,329,000	2,351,954
2.88%, 11/20/2050	6,048,000	6,087,514
2.99%, 10/30/2056(3)	872,000	875,919
3.15%, 03/22/2030	5,000,000	5,602,084
3.88%, 02/08/2029	765,000	900,068
4.02%, 12/03/2029	712,000	844,478
4.13%, 03/16/2027	2,800,000	3,301,280
4.27%, 01/15/2036	6,263,000	7,759,143
4.40%, 11/01/2034	4,843,000	6,039,512
4.50%, 08/10/2033	7,079,000	8,918,656
4.52%, 09/15/2048	1,065,000	1,386,507
4.81%, 03/15/2039	7,941,000	10,346,907
4.86%, 08/21/2046	10,285,000	13,877,549
ViacomCBS, Inc.
3.70%, 08/15/2024	848,000	929,665
3.70%, 06/01/2028	870,000	993,288
4.00%, 01/15/2026	1,000,000	1,144,231
4.20%, 05/19/2032	1,804,000	2,172,765
4.38%, 03/15/2043	718,000	847,012
4.90%, 08/15/2044	315,000	392,282
Vodafone Group Plc

4.88%, 06/19/2049	4,582,000	6,115,469
5.25%, 05/30/2048	3,594,000	4,992,139
6.15%, 02/27/2037	4,600,000	6,622,584
Walt Disney Co.
3.70%, 10/15/2025	380,000	430,012
6.20%, 12/15/2034	150,000	227,216
7.63%, 11/30/2028	310,000	442,650
8.88%, 04/26/2023	108,000	128,104
9.50%, 07/15/2024	175,000	225,920

Total Communications		452,372,446

Consumer, Cyclical – 1.67%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025(3)	1,514,134	1,458,823
Air Canada 2015-1 Class A Pass Through Trust
3.60%, 03/15/2027(3)	690,523	678,614
Air Canada 2015-2 Class AA Pass Through Trust
3.75%, 12/15/2027(3)	1,115,779	1,104,097
Air Canada 2017-1 Class A Pass Through Trust
3.55%, 01/15/2030(3)	2,650,613	2,320,341
Air Canada 2017-1 Class AA Pass Through Trust
3.30%, 01/15/2030(3)	1,513,354	1,480,538
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030(3)	1,100,000	1,201,478
3.80%, 01/25/2050(3)	2,100,000	2,483,536
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	50,587	50,422
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	338,525	318,256
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	3,078,592	2,885,690
American Airlines 2015-2 Class AA Pass Through Trust
3.60%, 09/22/2027	558,668	549,895
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/2028	1,230,440	1,199,691
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 10/15/2028	2,291,336	2,242,588
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/2029	1,928,501	1,943,661
American Honda Finance Corp.
2.30%, 09/09/2026	185,000	200,760
2.90%, 02/16/2024	300,000	320,746
AutoZone, Inc.
1.65%, 01/15/2031	3,800,000	3,773,385
BMW US Capital LLC
2.25%, 09/15/2023(3)	894,000	932,766
British Airways 2018-1 Class A Pass Through Trust
4.13%, 09/20/2031(3)	2,366,325	2,248,458
British Airways 2018-1 Class AA Pass Through Trust
3.80%, 09/20/2031(3)	1,118,188	1,129,515
British Airways 2019-1 Class AA Pass Through Trust
3.30%, 12/15/2032(3)	1,545,259	1,541,127
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	3,916,240	3,962,567
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/2024	1,040,918	1,047,574
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	4,322,057	4,372,396
Cummins, Inc.
2.60%, 09/01/2050	3,188,000	3,246,986
Daimler Finance North America LLC
2.88%, 03/10/2021(3)	700,000	703,157
3.35%, 02/22/2023(3)	1,000,000	1,058,239
8.50%, 01/18/2031	155,000	244,946
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	3,184,654	3,262,147
Dollar General Corp.
4.13%, 05/01/2028	835,000	984,373
Dollar Tree, Inc.
4.20%, 05/15/2028	3,695,000	4,395,846
Ford Motor Co.
5.29%, 12/08/2046	280,000	292,600
Ford Motor Credit Co. LLC
3.34%, 03/18/2021	4,321,000	4,331,803
3.34%, 03/28/2022	3,000,000	3,030,000
3.35%, 11/01/2022	620,000	630,850
3.81%, 10/12/2021	6,200,000	6,269,750
4.25%, 09/20/2022	3,800,000	3,922,208
5.88%, 08/02/2021	4,100,000	4,196,350
General Motors Co.
5.20%, 04/01/2045	2,750,000	3,334,880
5.95%, 04/01/2049	3,551,000	4,795,200
6.13%, 10/01/2025	1,205,000	1,461,335
6.25%, 10/02/2043	3,100,000	4,176,262
6.60%, 04/01/2036	685,000	936,746
General Motors Financial Co., Inc.
1.08% (3 Month LIBOR USD + 0.85%), 04/09/2021(2)	3,590,000	3,592,185
3.15%, 06/30/2022	1,120,000	1,159,534
3.45%, 01/14/2022	6,500,000	6,673,775
3.45%, 04/10/2022	4,820,000	4,956,425
3.55%, 04/09/2021	2,725,000	2,746,091
3.70%, 05/09/2023	4,180,000	4,430,198
3.95%, 04/13/2024	5,535,000	6,027,931
4.00%, 01/15/2025	4,447,000	4,895,980
4.30%, 07/13/2025	1,765,000	1,979,972
4.38%, 09/25/2021	5,000,000	5,134,975
Home Depot, Inc.
4.40%, 03/15/2045	268,000	355,704
Hyundai Capital America
1.15%, 11/10/2022(3)	5,552,000	5,557,951
1.80%, 10/15/2025(3)	5,604,000	5,744,321
2.38%, 10/15/2027(3)	1,200,000	1,257,637

3.10%, 04/05/2022(3)	2,500,000	2,569,646
3.40%, 06/20/2024(3)	1,500,000	1,599,047
3.45%, 03/12/2021(3)	4,170,000	4,190,642
Hyundai Capital Services, Inc.
3.00%, 03/06/2022(3)	3,725,000	3,824,363
Lennar Corp.
5.88%, 11/15/2024	16,750,000	19,346,250
Lowe’s Companies, Inc.
1.30%, 04/15/2028	2,300,000	2,319,241
1.70%, 10/15/2030	7,513,000	7,580,467
3.00%, 10/15/2050	3,834,000	4,087,078
3.65%, 04/05/2029	1,701,000	1,984,084
McDonald’s Corp.
4.45%, 03/01/2047	360,000	467,005
4.45%, 09/01/2048	2,246,000	2,935,225
4.70%, 12/09/2035	216,000	279,158
6.30%, 10/15/2037	394,000	592,751
Nissan Motor Co. Ltd.
4.35%, 09/17/2027(3)	2,757,000	3,043,970
4.81%, 09/17/2030(3)	2,686,000	3,026,594
O’Reilly Automotive, Inc.
1.75%, 03/15/2031	700,000	700,654
3.55%, 03/15/2026	500,000	563,991
3.60%, 09/01/2027	802,000	912,788
PulteGroup, Inc.
5.50%, 03/01/2026	8,629,000	10,267,777
Ross Stores, Inc.
1.88%, 04/15/2031	11,995,000	12,035,321
Spirit Airlines Pass Through Trust 2017-1AA
3.38%, 02/15/2030	850,157	820,642
Starbucks Corp.
2.55%, 11/15/2030	1,480,000	1,600,084
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/2025	562,244	567,866
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/2026	782,325	791,022
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/2028	6,725,193	6,806,303
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026	386,653	379,184
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 10/07/2028	1,514,545	1,521,566
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/2030	2,296,041	2,277,314
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026	483,380	478,245
United Airlines 2019-1 Class A Pass Through Trust
4.55%, 08/25/2031	1,992,697	1,948,425
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/2031	2,281,136	2,378,562
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/2032	2,861,112	2,759,234
Volkswagen Group of America Finance LLC
1.25%, 11/24/2025(3)	15,403,000	15,529,985
1.63%, 11/24/2027(3)	1,670,000	1,683,703
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034	5,323,000	6,109,299

Total Consumer, Cyclical		273,210,767

Consumer, Non-cyclical – 4.94%
Abbott Laboratories
1.15%, 01/30/2028	1,390,000	1,409,307
1.40%, 06/30/2030	1,460,000	1,482,549
4.75%, 11/30/2036	5,000,000	6,882,541
AbbVie, Inc.
2.60%, 11/21/2024	8,919,000	9,560,998
2.80%, 03/15/2023	971,000	1,015,460
2.85%, 05/14/2023	4,900,000	5,152,362
3.25%, 10/01/2022	4,000,000	4,166,348
3.45%, 03/15/2022	1,238,000	1,276,773
3.60%, 05/14/2025	12,060,000	13,438,605
3.80%, 03/15/2025	3,000,000	3,346,173
3.85%, 06/15/2024	1,198,000	1,319,596
4.05%, 11/21/2039	9,038,000	10,904,322
4.25%, 11/21/2049	11,691,000	14,653,140
4.40%, 11/06/2042	1,700,000	2,131,684
4.45%, 05/14/2046	425,000	539,828
4.55%, 03/15/2035	6,025,000	7,614,394
4.70%, 05/14/2045	4,415,000	5,766,641
4.88%, 11/14/2048	2,353,000	3,177,960
5.00%, 12/15/2021	3,500,000	3,613,286
Advocate Health & Hospitals Corp.
3.39%, 10/15/2049	716,000	811,339
Aetna, Inc.
4.50%, 05/15/2042	4,205,000	5,173,046
4.75%, 03/15/2044	1,800,000	2,313,172
6.75%, 12/15/2037	341,000	518,512
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280,000	4,556,748
AmerisourceBergen Corp.
4.30%, 12/15/2047	1,080,000	1,329,132
Amgen, Inc.
2.20%, 02/21/2027	1,155,000	1,237,784
2.70%, 05/01/2022	5,600,000	5,761,773
3.15%, 02/21/2040	2,000,000	2,198,608
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	455,000	563,615
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	4,110,000	5,036,140
4.38%, 04/15/2038	2,240,000	2,770,205
4.44%, 10/06/2048	590,000	733,167
4.50%, 06/01/2050	5,390,000	6,782,107

4.60%, 04/15/2048	2,939,000	3,712,973
4.60%, 06/01/2060	1,910,000	2,438,618
4.70%, 02/01/2036	8,132,000	10,314,679
4.75%, 01/23/2029	1,150,000	1,418,136
4.75%, 04/15/2058	93,000	121,468
4.90%, 02/01/2046	10,990,000	14,302,884
4.95%, 01/15/2042	2,735,000	3,588,104
5.45%, 01/23/2039	7,035,000	9,498,087
Anthem, Inc.
3.13%, 05/15/2022	484,000	502,147
3.30%, 01/15/2023	271,000	286,631
3.50%, 08/15/2024	694,000	761,360
4.10%, 03/01/2028	920,000	1,087,163
4.38%, 12/01/2047	4,500,000	5,790,555
4.63%, 05/15/2042	400,000	520,823
4.65%, 01/15/2043	391,000	511,705
4.65%, 08/15/2044	395,000	518,770
5.10%, 01/15/2044	1,690,000	2,340,303
Ascension Health
2.53%, 11/15/2029	1,740,000	1,905,364
3.11%, 11/15/2039	2,670,000	2,969,275
AstraZeneca Plc
1.38%, 08/06/2030	1,070,000	1,058,113
2.13%, 08/06/2050	1,040,000	968,633
4.00%, 09/18/2042	540,000	665,591
6.45%, 09/15/2037	500,000	770,399
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	2,280,000	2,538,815
BAT Capital Corp.
2.26%, 03/25/2028	2,000,000	2,075,191
2.73%, 03/25/2031	6,820,000	7,059,665
3.22%, 09/06/2026	11,668,000	12,847,677
3.22%, 08/15/2024	7,145,000	7,735,211
3.73%, 09/25/2040	1,240,000	1,291,636
3.98%, 09/25/2050	5,531,000	5,762,015
4.54%, 08/15/2047	635,000	704,052
BAT International Finance Plc
1.67%, 03/25/2026	1,390,000	1,422,493
Baxalta, Inc.
3.60%, 06/23/2022	110,000	114,454
5.25%, 06/23/2045	50,000	68,410
Becton Dickinson & Co.
3.73%, 12/15/2024	1,972,000	2,185,962
Biogen, Inc.
2.25%, 05/01/2030	2,577,000	2,689,812
3.15%, 05/01/2050	650,000	672,754
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	1,730,000	1,846,330
3.46%, 06/01/2030	2,220,000	2,528,077
Boston Scientific Corp.
4.00%, 03/01/2029	2,317,000	2,729,356
4.55%, 03/01/2039	725,000	923,380
Bristol-Myers Squibb Co.
0.54%, 11/13/2023	5,103,000	5,111,834
1.13%, 11/13/2027	2,665,000	2,690,678
2.35%, 11/13/2040	3,453,000	3,548,295
2.55%, 11/13/2050	1,711,000	1,746,698
3.20%, 06/15/2026	2,246,000	2,526,363
3.25%, 02/20/2023	2,000,000	2,103,879
4.13%, 06/15/2039	5,151,000	6,560,507
4.35%, 11/15/2047	7,950,000	10,660,225
4.55%, 02/20/2048	1,770,000	2,468,562
4.63%, 05/15/2044	2,640,000	3,593,674
5.00%, 08/15/2045	860,000	1,243,606
5.70%, 10/15/2040	302,000	440,588
Campbell Soup Co.
2.38%, 04/24/2030	895,000	944,885
3.13%, 04/24/2050	494,000	520,781
Cargill, Inc.
2.13%, 04/23/2030(3)	2,783,000	2,926,315
3.25%, 03/01/2023(3)	345,000	365,849
Children’s Hospital Corp.
2.51%, 08/15/2050	2,270,000	2,207,211
2.59%, 02/01/2050	1,290,000	1,287,173
2.93%, 07/15/2050	1,340,000	1,341,340
Cigna Corp.
3.05%, 11/30/2022	9,105,000	9,535,607
3.25%, 04/15/2025	970,000	1,065,215
3.40%, 09/17/2021	7,505,000	7,666,284
3.75%, 07/15/2023	1,850,000	1,999,854
4.38%, 10/15/2028	30,325,000	36,637,437
4.50%, 02/25/2026	755,000	884,888
4.80%, 07/15/2046	218,000	286,896
4.90%, 12/15/2048	753,000	1,033,769
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500,000	1,501,875
2.75%, 01/22/2030	1,370,000	1,477,025
CommonSpirit Health
1.55%, 10/01/2025	1,290,000	1,324,784
2.78%, 10/01/2030	5,925,000	6,269,131
3.91%, 10/01/2050	1,265,000	1,407,759
Conagra Brands, Inc.
1.38%, 11/01/2027	1,755,000	1,770,797
5.40%, 11/01/2048	1,275,000	1,816,671
7.00%, 10/01/2028	3,250,000	4,379,968
9.75%, 03/01/2021	1,750,000	1,772,334
Constellation Brands, Inc.
2.88%, 05/01/2030	3,620,000	3,964,601
4.40%, 11/15/2025	760,000	882,281
4.65%, 11/15/2028	4,780,000	5,821,540
Cottage Health Obligated Group

3.30%, 11/01/2049	4,046,000	4,550,004
CVS Health Corp.
1.88%, 02/28/2031	2,911,000	2,940,798
2.70%, 08/21/2040	3,950,000	3,990,240
4.30%, 03/25/2028	2,017,000	2,400,821
4.78%, 03/25/2038	3,826,000	4,827,911
4.88%, 07/20/2035	2,515,000	3,257,321
5.05%, 03/25/2048	6,910,000	9,350,435
5.13%, 07/20/2045	4,430,000	5,955,505
5.30%, 12/05/2043	3,260,000	4,409,535
CVS Pass-Through Trust
5.77%, 01/10/2033(3)	738,705	867,538
5.93%, 01/10/2034(3)	552,000	669,240
7.51%, 01/10/2032(3)	818,641	1,006,032
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031(3)	826,560	1,092,765
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(3)	2,519,580	2,786,609
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	3,000,000	3,339,418
DH Europe Finance II Sarl
3.25%, 11/15/2039	431,000	490,211
Diageo Investment Corp.
8.00%, 09/15/2022	516,000	582,520
Element Fleet Management Corp.
3.85%, 06/15/2025(3)	3,000,000	3,196,968
Emory University
2.14%, 09/01/2030	2,220,000	2,332,411
ERAC USA Finance LLC
4.50%, 08/16/2021(3)	400,000	410,120
4.50%, 02/15/2045(3)	300,000	381,266
5.63%, 03/15/2042(3)	357,000	500,655
Experian Finance Plc
2.75%, 03/08/2030(3)	9,240,000	10,027,097
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	2,290,000	2,542,820
4.38%, 05/10/2043	526,000	662,881
Ford Foundation
2.82%, 06/01/2070	4,835,000	5,163,177
General Mills, Inc.
4.00%, 04/17/2025	925,000	1,045,513
4.55%, 04/17/2038	3,250,000	4,174,529
Gilead Sciences, Inc.
0.75%, 09/29/2023	6,637,000	6,656,619
1.65%, 10/01/2030	1,700,000	1,704,546
2.60%, 10/01/2040	4,452,000	4,488,090
4.60%, 09/01/2035	4,225,000	5,451,816
Global Payments, Inc.
3.20%, 08/15/2029	2,300,000	2,552,863
Grupo Bimbo SAB de CV
3.88%, 06/27/2024(3)	5,000,000	5,477,062
4.70%, 11/10/2047(3)	4,500,000	5,583,060
Hackensack Meridian Health, Inc.
2.88%, 09/01/2050	2,000,000	2,059,529
Hartford HealthCare Corp.
3.45%, 07/01/2054	3,370,000	3,558,961
HCA, Inc.
4.50%, 02/15/2027	7,000,000	8,139,685
5.13%, 06/15/2039	1,715,000	2,191,817
5.25%, 06/15/2026	4,200,000	4,969,643
5.50%, 06/15/2047	1,825,000	2,434,005
Highmark, Inc.
4.75%, 05/15/2021(3)	3,322,000	3,375,949
Johnson & Johnson
4.38%, 12/05/2033	1,070,000	1,427,073
Kellogg Co.
2.10%, 06/01/2030	1,240,000	1,301,796
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	925,000	995,393
3.43%, 06/15/2027	1,802,000	2,057,156
4.06%, 05/25/2023	4,575,000	4,970,512
4.42%, 05/25/2025	447,000	515,266
4.42%, 12/15/2046	4,032,000	5,126,237
4.99%, 05/25/2038	646,000	863,939
5.09%, 05/25/2048	500,000	704,345
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(3)	7,500,000	7,744,350
Kraft Heinz Foods Co.
3.00%, 06/01/2026	3,625,000	3,784,614
4.38%, 06/01/2046	4,425,000	4,780,384
4.88%, 10/01/2049(3)	3,375,000	3,931,124
Kroger Co.
3.95%, 01/15/2050	1,600,000	1,939,706
4.45%, 02/01/2047	1,010,000	1,269,021
5.40%, 07/15/2040	95,000	128,865
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	7,795,000	8,611,587
3.20%, 02/01/2022	1,127,000	1,160,519
Leland Stanford Junior University
2.41%, 06/01/2050	1,527,000	1,575,276
Mars, Inc.
1.63%, 07/16/2032(3)	3,470,000	3,439,420
3.95%, 04/01/2049(3)	5,320,000	6,767,099
Massachusetts Institute of Technology
3.89%, 07/01/2116	2,906,000	3,673,165
4.68%, 07/01/2114	1,645,000	2,498,139
McKesson Corp.
0.90%, 12/03/2025	2,410,000	2,422,170
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891,000	1,027,833
Memorial Health Services

3.45%, 11/01/2049	3,040,000	3,245,763
MidMichigan Health
3.41%, 06/01/2050	3,480,000	3,877,748
Mondelez International, Inc.
1.50%, 05/04/2025	700,000	723,830
Moody’s Corp.
2.55%, 08/18/2060	705,000	658,577
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999,000	1,130,515
MultiCare Health System
2.80%, 08/15/2050	3,003,000	3,113,372
Mylan, Inc.
3.13%, 01/15/2023(3)	5,000,000	5,247,986
4.55%, 04/15/2028	700,000	831,822
5.20%, 04/15/2048	7,550,000	9,932,509
5.40%, 11/29/2043	1,145,000	1,510,768
New York & Presbyterian Hospital
4.02%, 08/01/2045	125,000	156,486
NYU Langone Hospitals
3.38%, 07/01/2055	1,270,000	1,326,259
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605,000	3,206,835
Partners Healthcare System, Inc.
3.34%, 07/01/2060	5,470,000	6,232,641
Pepperdine University
3.30%, 12/01/2059	1,440,000	1,533,340
Philip Morris International, Inc.
0.88%, 05/01/2026	7,466,000	7,495,170
1.75%, 11/01/2030	1,462,000	1,479,296
2.50%, 11/02/2022	1,300,000	1,349,050
President & Fellows of Harvard College
2.52%, 10/15/2050	3,480,000	3,701,197
3.30%, 07/15/2056	4,420,000	5,466,481
Procter & Gamble - Esop
9.36%, 01/01/2021	18,345	18,345
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200,000	1,309,579
Quest Diagnostics, Inc.
3.45%, 06/01/2026	223,000	251,987
3.50%, 03/30/2025	4,820,000	5,357,485
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022(3)	1,200,000	1,233,991
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800,000	2,755,639
2.80%, 09/15/2050	1,655,000	1,602,064
Reynolds American, Inc.
4.45%, 06/12/2025	5,000,000	5,693,910
Royalty Pharma Plc
0.75%, 09/02/2023(3)	7,105,000	7,138,461
1.20%, 09/02/2025(3)	2,080,000	2,111,355
1.75%, 09/02/2027(3)	2,080,000	2,139,337
3.30%, 09/02/2040(3)	1,720,000	1,805,997
3.55%, 09/02/2050(3)	1,765,000	1,880,463
Rush Obligated Group
3.92%, 11/15/2029	2,316,000	2,733,058
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	668,000	708,320
3.20%, 09/23/2026	3,626,000	4,055,358
Smithfield Foods, Inc.
3.35%, 02/01/2022(3)	14,000,000	14,192,157
Sysco Corp.
6.60%, 04/01/2050	1,386,000	2,131,380
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	1,785,000	1,880,445
3.18%, 07/09/2050	1,920,000	2,042,575
3.38%, 07/09/2060	1,210,000	1,338,129
Texas Health Resources
2.33%, 11/15/2050	970,000	912,195
4.33%, 11/15/2055	1,000,000	1,353,073
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	476,000	530,501
3.00%, 04/15/2023	227,000	239,560
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/2031(3)	1,220,000	1,279,070
Tyson Foods, Inc.
4.88%, 08/15/2034	400,000	523,554
5.15%, 08/15/2044	588,000	810,247
Unilever Capital Corp.
3.38%, 03/22/2025	800,000	884,688
UnitedHealth Group, Inc.
2.75%, 05/15/2040	972,000	1,052,679
3.10%, 03/15/2026	550,000	616,040
3.50%, 08/15/2039	1,675,000	1,989,932
4.63%, 07/15/2035	427,000	572,062
Universal Health Services, Inc.
2.65%, 10/15/2030(3)	1,520,000	1,577,933
University of Chicago
2.76%, 04/01/2045	1,575,000	1,637,314
University of Southern California
3.23%, 10/01/2120	1,370,000	1,367,198
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	532,000	608,538
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000,000	7,928,119
Viatris, Inc.
2.30%, 06/22/2027(3)	3,525,000	3,751,257
3.85%, 06/22/2040(3)	4,820,000	5,432,900
4.00%, 06/22/2050(3)	6,200,000	7,090,880
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	1,530,000	1,493,614
Zimmer Biomet Holdings, Inc.

3.55%, 04/01/2025	6,000,000	6,626,363
3.55%, 03/20/2030	9,400,000	10,638,895
3.70%, 03/19/2023	407,000	434,157
Zoetis, Inc.
2.00%, 05/15/2030	1,590,000	1,645,301
3.00%, 09/12/2027	4,685,000	5,240,429

Total Consumer, Non-cyclical		807,420,718

Diversified – 0.03%
CK Hutchison International 16 Ltd.
1.88%, 10/03/2021(3)	402,000	405,128
2.75%, 10/03/2026(3)	600,000	649,876
CK Hutchison International 17 II Ltd.
2.75%, 03/29/2023(3)	500,000	520,988
CK Hutchison International 17 Ltd.
2.88%, 04/05/2022(3)	800,000	820,300
CK Hutchison International 19 Ltd.
3.63%, 04/11/2029(3)	1,615,000	1,825,842
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(3)	866,725	982,865
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022(3)	450,000	469,598

Total Diversified		5,674,597

Energy – 3.42%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(3)	3,856,000	4,788,766
ANR Pipeline Co.
9.63%, 11/01/2021	337,000	360,756
Baker Hughes a GE Co. LLC / Baker Hughes Co.-Obligor, Inc.
4.49%, 05/01/2030	1,365,000	1,639,433
Baker Hughes Holdings LLC
5.13%, 09/15/2040	600,000	792,124
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,145,000	1,194,064
4.80%, 05/03/2029	960,000	1,099,556
BP Capital Markets America, Inc.
1.75%, 08/10/2030	1,415,000	1,419,595
2.94%, 06/04/2051	8,189,000	8,345,586
3.02%, 01/16/2027	1,052,000	1,160,282
3.25%, 05/06/2022	262,000	272,418
3.79%, 02/06/2024	9,145,000	9,992,628
BP Capital Markets Plc
3.28%, 09/19/2027	2,309,000	2,591,602
3.51%, 03/17/2025	45,000	50,158
3.54%, 11/04/2024	700,000	774,296
Buckeye Partners LP
5.60%, 10/15/2044	2,000,000	1,930,000
5.85%, 11/15/2043	591,000	580,657
Canadian Natural Resources Ltd.
6.50%, 02/15/2037	118,000	155,138
Cenovus Energy, Inc.
5.25%, 06/15/2037	5,270,000	5,959,655
5.40%, 06/15/2047	322,000	377,452
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	377,000	445,827
5.88%, 03/31/2025	3,000,000	3,490,757
Chevron Corp.
2.24%, 05/11/2030	1,280,000	1,369,051
Cimarex Energy Co.
3.90%, 05/15/2027	3,045,000	3,354,787
CNOOC Finance 2013 Ltd.
2.88%, 09/30/2029	3,960,000	4,120,182
3.00%, 05/09/2023	2,000,000	2,078,020
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700,000	3,683,282
Concho Resources, Inc.
2.40%, 02/15/2031	1,310,000	1,370,275
3.75%, 10/01/2027	1,000,000	1,142,468
ConocoPhillips Co.
4.95%, 03/15/2026	598,000	717,858
Devon Energy Corp.
5.60%, 07/15/2041	3,377,000	4,124,842
Diamondback Energy, Inc.
2.88%, 12/01/2024	2,772,000	2,913,279
3.25%, 12/01/2026	1,280,000	1,366,296
3.50%, 12/01/2029	1,388,000	1,482,084
4.75%, 05/31/2025	2,000,000	2,251,149
Ecopetrol SA
4.13%, 01/16/2025	383,000	416,516
5.38%, 06/26/2026	537,000	618,500
5.88%, 09/18/2023	395,000	441,021
Enable Midstream Partners LP
4.40%, 03/15/2027	900,000	907,889
4.95%, 05/15/2028	615,000	635,534
Enbridge Energy Partners LP
7.50%, 04/15/2038	1,000,000	1,417,949
Enbridge, Inc.
3.70%, 07/15/2027	538,000	612,939
4.50%, 06/10/2044	500,000	583,647
5.75% (5 Year CMT Index + 5.31%), 07/15/2080(2)	1,090,000	1,226,548
6.25% (3 Month LIBOR USD + 3.64%), 03/01/2078(2)	950,000	1,038,587
Energy Transfer Operating LP
4.05%, 03/15/2025	2,250,000	2,467,784
4.75%, 01/15/2026	5,011,000	5,668,544
5.00%, 05/15/2050	7,735,000	8,363,351
5.25%, 04/15/2029	2,631,000	3,070,481
6.05%, 06/01/2041	500,000	584,908
6.13%, 12/15/2045	810,000	959,588
6.25%, 04/15/2049	4,004,000	4,836,283
6.50%, 02/01/2042	3,200,000	3,899,482
Energy Transfer Partners LP
5.00%, 10/01/2022	3,300,000	3,501,751

5.88%, 03/01/2022	5,000,000	5,227,536
ENI SpA
4.25%, 05/09/2029(3)	2,825,000	3,344,987
5.70%, 10/01/2040(3)	557,000	704,596
ENI USA, Inc.
7.30%, 11/15/2027	400,000	540,356
EnLink Midstream Partners LP
4.15%, 06/01/2025	1,000,000	980,000
Enterprise Products Operating LLC
3.20%, 02/15/2052	2,749,000	2,789,746
3.70%, 02/15/2026	304,000	344,269
3.90%, 02/15/2024	3,400,000	3,716,411
4.85%, 08/15/2042	4,000,000	4,967,494
4.95%, 10/15/2054	177,000	224,753
5.75%, 03/01/2035	1,075,000	1,354,363
5.95%, 02/01/2041	201,000	276,003
EOG Resources, Inc.
2.63%, 03/15/2023	249,000	259,835
EQM Midstream Partners LP
4.00%, 08/01/2024	2,000,000	2,060,440
4.75%, 07/15/2023	5,000,000	5,257,400
EQT Corp.
3.90%, 10/01/2027	805,000	799,727
Equinor ASA
1.75%, 01/22/2026	9,966,000	10,466,683
2.88%, 04/06/2025	4,251,000	4,642,080
3.25%, 11/10/2024	508,000	559,665
Exxon Mobil Corp.
2.61%, 10/15/2030	2,510,000	2,740,081
2.99%, 03/19/2025	2,800,000	3,064,035
3.00%, 08/16/2039	2,035,000	2,200,107
3.10%, 08/16/2049	2,040,000	2,197,972
3.48%, 03/19/2030	2,250,000	2,618,438
Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/2022(3)	610,000	642,733
6.51%, 03/07/2022(3)	1,140,000	1,209,700
Gray Oak Pipeline LLC
2.00%, 09/15/2023(3)	1,220,000	1,238,900
2.60%, 10/15/2025(3)	1,480,000	1,525,063
Halliburton Co.
3.25%, 11/15/2021	12,079,000	12,285,955
4.75%, 08/01/2043	565,000	637,556
4.85%, 11/15/2035	200,000	233,240
7.60%, 08/15/2096(3)	258,000	306,332
Helmerich & Payne, Inc.
4.65%, 03/15/2025	4,710,000	5,222,995
Hess Corp.
6.00%, 01/15/2040	513,000	633,011
HollyFrontier Corp.
2.63%, 10/01/2023	250,000	255,484
5.88%, 04/01/2026	1,911,000	2,133,560
Husky Energy, Inc.
6.80%, 09/15/2037	2,100,000	2,649,336
KazMunayGas National Co. JSC
4.75%, 04/24/2025(3)	1,590,000	1,812,600
Kinder Morgan Energy Partners LP
4.30%, 05/01/2024	3,700,000	4,086,585
5.00%, 10/01/2021	4,875,000	4,980,290
6.95%, 01/15/2038	2,242,000	3,064,449
7.30%, 08/15/2033	1,650,000	2,317,306
7.50%, 11/15/2040	483,000	688,182
Kinder Morgan, Inc.
2.00%, 02/15/2031	1,290,000	1,302,887
3.25%, 08/01/2050	1,430,000	1,432,407
5.05%, 02/15/2046	600,000	734,280
7.80%, 08/01/2031	4,600,000	6,590,170
Magellan Midstream Partners LP
3.20%, 03/15/2025	386,000	416,151
4.20%, 12/01/2042	417,000	458,788
4.20%, 03/15/2045	5,725,000	6,186,841
4.20%, 10/03/2047	1,050,000	1,195,573
5.15%, 10/15/2043	441,000	565,989
Marathon Oil Corp.
2.80%, 11/01/2022	238,000	244,625
Marathon Petroleum Corp.
3.63%, 09/15/2024	1,241,000	1,354,077
4.50%, 05/01/2023	1,919,000	2,083,580
4.50%, 04/01/2048	3,000,000	3,320,296
4.70%, 05/01/2025	13,530,000	15,496,450
4.75%, 12/15/2023	5,537,000	6,129,063
5.13%, 12/15/2026	5,979,000	7,125,104
MPLX LP
2.65%, 08/15/2030	9,160,000	9,594,498
4.13%, 03/01/2027	622,000	717,121
4.50%, 04/15/2038	8,016,000	9,158,014
4.70%, 04/15/2048	210,000	248,645
4.88%, 06/01/2025	3,000,000	3,464,519
5.20%, 03/01/2047	1,573,000	1,910,708
5.25%, 01/15/2025	5,103,000	5,236,952
5.50%, 02/15/2049	1,665,000	2,189,101
Noble Energy, Inc.
3.25%, 10/15/2029	1,155,000	1,325,104
5.05%, 11/15/2044	3,740,000	5,249,660
5.25%, 11/15/2043	3,975,000	5,697,612
6.00%, 03/01/2041	386,000	586,342
Occidental Petroleum Corp.
0.00%, 10/10/2036	4,000,000	1,840,000
3.20%, 08/15/2026	3,000,000	2,805,000
6.45%, 09/15/2036	2,685,000	2,811,195
ONEOK Partners LP
3.38%, 10/01/2022	151,000	157,154

5.00%, 09/15/2023	3,923,000	4,310,305
6.20%, 09/15/2043	2,500,000	3,032,237
6.65%, 10/01/2036	1,050,000	1,325,254
ONEOK, Inc.
3.10%, 03/15/2030	13,970,000	14,874,313
3.40%, 09/01/2029	925,000	989,464
4.50%, 03/15/2050	915,000	957,930
4.95%, 07/13/2047	1,850,000	2,063,915
5.20%, 07/15/2048	1,400,000	1,631,635
Ovintiv Exploration, Inc.
5.75%, 01/30/2022	3,820,000	3,967,564
Ovintiv, Inc.
6.50%, 08/15/2034	268,000	310,162
7.20%, 11/01/2031	500,000	591,228
7.38%, 11/01/2031	274,000	325,044
8.13%, 09/15/2030	400,000	488,228
Petroleos Mexicanos
5.50%, 01/21/2021	810,000	812,025
6.35%, 02/12/2048	4,537,000	4,112,790
6.49%, 01/23/2027	1,185,000	1,251,360
6.50%, 03/13/2027	1,090,000	1,147,977
6.50%, 01/23/2029	970,000	1,002,747
6.75%, 09/21/2047	4,518,000	4,235,625
6.88%, 08/04/2026	2,390,000	2,611,075
7.69%, 01/23/2050	4,534,000	4,571,405
Phillips 66
4.88%, 11/15/2044	70,000	88,159
5.88%, 05/01/2042	3,000,000	4,165,547
Phillips 66 Partners LP
3.15%, 12/15/2029	655,000	681,079
3.55%, 10/01/2026	190,000	208,119
3.61%, 02/15/2025	560,000	605,114
4.90%, 10/01/2046	412,000	460,979
Pioneer Natural Resources Co.
1.90%, 08/15/2030	2,330,000	2,306,729
Plains All American Pipeline LP
3.55%, 12/15/2029	2,800,000	2,928,753
3.80%, 09/15/2030	838,000	900,415
4.65%, 10/15/2025	10,312,000	11,526,316
4.70%, 06/15/2044	3,880,000	4,017,781
5.15%, 06/01/2042	1,540,000	1,651,043
Reliance Industries Ltd.
5.40%, 02/14/2022(3)	1,115,000	1,167,386
Sabal Trail Transmission LLC
4.68%, 05/01/2038(3)	10,000,000	12,110,769
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	1,700,000	2,003,738
5.88%, 06/30/2026	10,000,000	12,088,445
Saudi Arabian Oil Co.
1.25%, 11/24/2023(3)	352,000	356,503
1.63%, 11/24/2025(3)	653,000	668,997
3.25%, 11/24/2050(3)	1,948,000	1,971,767
Schlumberger Finance Canada Ltd.
1.40%, 09/17/2025	2,640,000	2,714,237
Schlumberger Holdings Corp.
3.75%, 05/01/2024(3)	780,000	850,046
3.90%, 05/17/2028(3)	852,000	962,449
Shell International Finance BV
2.75%, 04/06/2030	3,300,000	3,639,054
Sinopec Group Overseas Development 2018 Ltd.
3.68%, 08/08/2049(3)	4,318,000	4,838,449
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(3)	428,000	499,039
8.00%, 03/01/2032	446,000	638,976
Spectra Energy Partners LP
3.50%, 03/15/2025	353,000	389,173
4.50%, 03/15/2045	3,000,000	3,500,427
5.95%, 09/25/2043	207,000	267,291
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048,000	1,365,702
5.95%, 05/15/2035	350,000	452,900
6.80%, 05/15/2038	423,000	590,630
7.88%, 06/15/2026	543,000	701,525
Sunoco Logistics Partners Operations LP
4.95%, 01/15/2043	1,482,000	1,530,585
5.30%, 04/01/2044	200,000	215,902
5.40%, 10/01/2047	1,500,000	1,689,505
TC PipeLines LP
3.90%, 05/25/2027	5,457,000	6,135,427
4.38%, 03/13/2025	8,465,000	9,545,588
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030(3)	1,705,000	1,822,271
Texas Eastern Transmission LP
2.80%, 10/15/2022(3)	714,000	737,998
3.50%, 01/15/2028(3)	450,000	492,996
Total Capital International SA
2.99%, 06/29/2041	2,600,000	2,839,442
3.13%, 05/29/2050	2,465,000	2,666,424
3.46%, 07/12/2049	1,905,000	2,212,221
TransCanada PipeLines Ltd.
4.75%, 05/15/2038	1,000,000	1,249,723
4.88%, 01/15/2026	792,000	941,145
6.20%, 10/15/2037	573,000	796,965
Valero Energy Corp.
1.20%, 03/15/2024	2,070,000	2,088,811
2.15%, 09/15/2027	9,421,000	9,621,975
2.70%, 04/15/2023	1,455,000	1,518,367
3.40%, 09/15/2026	6,713,000	7,358,685
6.63%, 06/15/2037	5,000,000	6,643,863
7.50%, 04/15/2032	175,000	244,369
Williams Companies, Inc.

3.90%, 01/15/2025	700,000	775,993
4.30%, 03/04/2024	2,500,000	2,757,494
4.85%, 03/01/2048	3,000,000	3,681,696
4.90%, 01/15/2045	7,000,000	8,253,659
5.40%, 03/04/2044	2,750,000	3,391,794
5.75%, 06/24/2044	2,500,000	3,235,571
6.30%, 04/15/2040	333,000	442,340
8.75%, 03/15/2032	2,359,000	3,449,022
Woodside Finance Ltd.
3.65%, 03/05/2025(3)	3,300,000	3,557,101

Total Energy		559,360,537

Financials – 11.96%
ABN AMRO Bank NV
4.75%, 07/28/2025(3)	6,031,000	6,940,782
AerCap Ireland Capital DAC
2.88%, 08/14/2024	1,060,000	1,102,085
3.15%, 02/15/2024	5,315,000	5,569,851
3.30%, 01/23/2023	3,051,000	3,183,150
3.50%, 01/15/2025	333,000	353,508
4.13%, 07/03/2023	1,050,000	1,124,492
4.45%, 12/16/2021	1,260,000	1,297,629
4.50%, 09/15/2023	5,280,000	5,724,317
AIA Group Ltd.
3.20%, 03/11/2025(3)	5,545,000	5,981,866
3.20%, 09/16/2040(3)	915,000	959,268
3.60%, 04/09/2029(3)	795,000	894,098
3.90%, 04/06/2028(3)	1,000,000	1,133,067
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(2)(3)	1,265,000	1,382,905
4.75%, 10/12/2023(3)	3,500,000	3,849,366
AIG SunAmerica Global Financing X
6.90%, 03/15/2032(3)	955,000	1,437,817
Air Lease Corp.
2.88%, 01/15/2026	1,300,000	1,375,268
3.25%, 03/01/2025	710,000	760,007
3.25%, 10/01/2029	3,950,000	4,171,271
3.38%, 07/01/2025	1,835,000	1,972,964
3.88%, 07/03/2023	2,500,000	2,669,272
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,190,000	1,187,245
3.80%, 04/15/2026	338,000	388,558
4.00%, 02/01/2050	1,451,000	1,799,647
American Express Co.
4.20%, 11/06/2025	1,400,000	1,625,363
American Financial Group, Inc.
3.50%, 08/15/2026	1,435,000	1,565,289
American International Group, Inc.
3.88%, 01/15/2035	376,000	450,830
3.90%, 04/01/2026	1,370,000	1,561,851
4.13%, 02/15/2024	107,000	118,457
4.50%, 07/16/2044	5,506,000	7,043,165
American Tower Corp.
1.50%, 01/31/2028	2,660,000	2,675,404
1.88%, 10/15/2030	2,485,000	2,505,222
2.10%, 06/15/2030	1,300,000	1,333,543
2.25%, 01/15/2022	600,000	611,507
2.90%, 01/15/2030	120,000	130,738
2.95%, 01/15/2051	2,215,000	2,216,043
3.38%, 10/15/2026	506,000	568,396
3.70%, 10/15/2049	2,065,000	2,342,222
3.80%, 08/15/2029	2,500,000	2,905,187
American Tower Trust
3.07%, 03/15/2023(3)	2,900,000	2,956,919
AmSouth Bancorp
6.75%, 11/01/2025	527,000	646,932
ANZ New Zealand Int’l Ltd.
3.45%, 01/21/2028(3)	500,000	570,760
Aon Corp.
2.80%, 05/15/2030	5,569,000	6,072,354
Aon Plc
3.50%, 06/14/2024	815,000	888,532
4.00%, 11/27/2023	5,000,000	5,457,133
ASB Bank Ltd.
3.13%, 05/23/2024(3)	2,050,000	2,210,169
Assurant, Inc.
4.20%, 09/27/2023	1,210,000	1,323,437
Athene Global Funding
2.95%, 11/12/2026(3)	8,370,000	8,974,970
Australia & New Zealand Banking Group Ltd.
2.57% (5 Year CMT Index + 1.70%), 11/25/2035(2)(3)	4,590,000	4,679,871
4.40%, 05/19/2026(3)	1,816,000	2,088,404
4.50%, 03/19/2024(3)	9,000,000	9,920,043
Aviation Capital Group LLC
3.88%, 05/01/2023(3)	780,000	812,695
5.50%, 12/15/2024(3)	1,745,000	1,931,506
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025(3)	1,000,000	1,019,480
3.95%, 07/01/2024(3)	2,000,000	2,112,025
4.25%, 04/15/2026(3)	1,710,000	1,841,885
4.38%, 05/01/2026(3)	790,000	855,576
5.25%, 05/15/2024(3)	2,790,000	3,034,036
5.50%, 01/15/2023(3)	3,190,000	3,391,891
5.50%, 01/15/2026(3)	3,000,000	3,398,018
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/2023	3,000,000	3,020,830
Banco Nacional de Panama
2.50%, 08/11/2030(3)	2,750,000	2,750,000
Banco Santander SA
1.34% (3 Month LIBOR USD + 1.12%), 04/12/2023(2)	1,000,000	1,010,037
2.75%, 05/28/2025	1,600,000	1,707,697
2.75%, 12/03/2030	1,400,000	1,444,892

3.13%, 02/23/2023	2,200,000	2,316,240
3.50%, 04/11/2022	5,000,000	5,192,136
3.85%, 04/12/2023	2,400,000	2,577,707
5.18%, 11/19/2025	1,500,000	1,758,459
Bank of America Corp.
1.90% (Secured Overnight Financing Rate + 1.53%), 07/23/2031(2)	1,285,000	1,297,536
2.46% (3 Month LIBOR USD + 0.87%), 10/22/2025(2)	2,000,000	2,131,684
2.50% (3 Month LIBOR USD + 0.99%), 02/13/2031(2)	2,965,000	3,147,318
2.59% (Secured Overnight Financing Rate + 2.15%), 04/29/2031(2)	13,612,000	14,586,497
2.63%, 04/19/2021	2,500,000	2,517,473
2.68% (Secured Overnight Financing Rate + 1.93%), 06/19/2041(2)	14,492,000	15,076,096
2.88% (3 Month LIBOR USD + 1.02%), 04/24/2023(2)	1,640,000	1,692,298
2.88% (3 Month LIBOR USD + 1.19%), 10/22/2030(2)	5,130,000	5,630,373
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023(2)	15,679,000	16,510,010
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025(2)	5,000,000	5,411,654
3.12% (3 Month LIBOR USD + 1.16%), 01/20/2023(2)	951,000	978,282
3.25%, 10/21/2027	5,800,000	6,489,070
3.37% (3 Month LIBOR USD + 0.81%), 01/23/2026(2)	1,500,000	1,651,047
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024(2)	4,105,000	4,385,952
3.56% (3 Month LIBOR USD + 1.06%), 04/23/2027(2)	14,440,000	16,300,495
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028(2)	7,800,000	8,857,481
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028(2)	4,500,000	5,121,125
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028(2)	10,000,000	11,481,721
3.86% (3 Month LIBOR USD + 0.94%), 07/23/2024(2)	8,174,000	8,861,685
3.95%, 04/21/2025	5,201,000	5,862,767
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(2)	2,820,000	3,319,931
4.00%, 01/22/2025	5,349,000	6,010,452
4.20%, 08/26/2024	4,140,000	4,644,218
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(2)	1,500,000	1,785,336
4.30% (3 Month LIBOR USD + 2.66%), 07/28/2169(2)	3,075,000	3,170,509
4.45%, 03/03/2026	7,140,000	8,320,837
6.11%, 01/29/2037	3,580,000	5,208,916
7.75%, 05/14/2038	137,000	233,334
Bank of Montreal
1.85%, 05/01/2025	1,950,000	2,046,750
3.30%, 02/05/2024	1,200,000	1,301,343
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032(2)	7,167,000	8,120,399
4.34% (5 Year Swap Rate USD + 1.28%), 10/05/2028(2)	2,070,000	2,265,109
Bank of New York Mellon Corp.
2.95%, 01/29/2023	1,000,000	1,051,812
3.00%, 02/24/2025	5,360,000	5,882,246
3.25%, 09/11/2024	650,000	713,750
Bank of New Zealand
3.50%, 02/20/2024(3)	950,000	1,031,995
Bank of Nova Scotia
1.63%, 05/01/2023	6,570,000	6,758,637
Banque Federative du Credit Mutuel SA
3.75%, 07/20/2023(3)	1,650,000	1,783,070
Barclays Plc
1.01% (1 Year CMT Index + 0.80%), 12/10/2024(2)	3,434,000	3,456,966
2.65% (1 Year CMT Index + 1.90%), 06/24/2031(2)	3,220,000	3,351,258
3.65%, 03/16/2025	2,522,000	2,774,543
3.68%, 01/10/2023	10,650,000	10,976,185
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(2)	4,500,000	4,922,227
4.34%, 01/10/2028	2,360,000	2,710,173
4.61% (3 Month LIBOR USD + 1.40%), 02/15/2023(2)	2,300,000	2,400,995
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(2)	2,450,000	2,937,816
5.20%, 05/12/2026	500,000	581,360
BBVA USA
2.50%, 08/27/2024	1,615,000	1,714,663
3.88%, 04/10/2025	7,840,000	8,790,043
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	7,451,000	7,973,945
4.30%, 05/15/2043	322,000	425,968
4.40%, 05/15/2042	1,524,000	2,021,722
BlackRock, Inc.
1.90%, 01/28/2031	1,261,000	1,319,140
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045(3)	170,000	215,802
Blackstone Secured Lending Fund
3.65%, 07/14/2023(3)	2,110,000	2,193,977
BNP Paribas SA
1.90% (Secured Overnight Financing Rate + 1.61%), 09/30/2028(2)(3)	6,280,000	6,410,039
2.22% (Secured Overnight Financing Rate + 2.07%), 06/09/2026(2)(3)	1,400,000	1,464,986
2.59% (5 Year CMT Index + 2.05%), 08/12/2035(2)(3)	2,000,000	2,043,499
2.82% (3 Month LIBOR USD + 1.11%), 11/19/2025(2)(3)	4,000,000	4,273,490
3.38%, 01/09/2025(3)	10,725,000	11,753,861
3.50%, 03/01/2023(3)	430,000	457,549
3.80%, 01/10/2024(3)	1,600,000	1,744,390
4.40%, 08/14/2028(3)	725,000	858,799
BNZ International Funding Ltd.
2.65%, 11/03/2022(3)	1,516,000	1,579,843
3.38%, 03/01/2023(3)	6,000,000	6,371,608
BOC Aviation Ltd.
2.38%, 09/15/2021(3)	3,550,000	3,564,555
2.75%, 09/18/2022(3)	780,000	795,881
Boston Properties LP
3.13%, 09/01/2023	300,000	318,419
3.20%, 01/15/2025	1,139,000	1,244,829
3.65%, 02/01/2026	557,000	634,635
BPCE SA
1.65% (Secured Overnight Financing Rate + 1.52%), 10/06/2026(2)(3)	1,566,000	1,602,186
2.75%, 01/11/2023(3)	1,000,000	1,045,347
3.25%, 01/11/2028(3)	7,815,000	8,636,716
4.50%, 03/15/2025(3)	2,000,000	2,260,397
4.63%, 07/11/2024(3)	1,300,000	1,453,031
5.15%, 07/21/2024(3)	2,800,000	3,188,017
5.70%, 10/22/2023(3)	3,645,000	4,125,262
Brixmor Operating Partnership LP
3.85%, 02/01/2025	1,100,000	1,204,665
4.05%, 07/01/2030	5,080,000	5,827,659

Brookfield Finance, Inc.
3.90%, 01/25/2028	770,000	883,159
4.70%, 09/20/2047	769,000	971,578
4.85%, 03/29/2029	875,000	1,071,424
Brown & Brown, Inc.
2.38%, 03/15/2031	4,150,000	4,340,885
Capital One Bank USA N.A.
3.38%, 02/15/2023	6,000,000	6,343,182
Capital One Financial Corp.
3.20%, 02/05/2025	726,000	792,032
3.65%, 05/11/2027	2,039,000	2,334,380
3.75%, 04/24/2024	824,000	902,459
3.75%, 07/28/2026	960,000	1,088,099
3.90%, 01/29/2024	14,251,000	15,608,077
4.20%, 10/29/2025	400,000	456,208
Cboe Global Markets, Inc.
1.63%, 12/15/2030	10,880,000	10,996,431
Charles Schwab Corp.
1.65%, 03/11/2031	11,130,000	11,228,018
3.20%, 03/02/2027	1,700,000	1,901,974
3.23%, 09/01/2022	165,000	172,971
4.00% (10 year CMT Index + 3.08%), 03/01/2169(2)	6,205,000	6,530,763
Citigroup, Inc.
2.57% (Secured Overnight Financing Rate + 2.11%), 06/03/2031(2)	6,311,000	6,722,893
2.75%, 04/25/2022	3,500,000	3,604,517
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(2)	12,165,000	12,636,394
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023(2)	3,387,000	3,482,737
3.20%, 10/21/2026	905,000	1,011,122
3.40%, 05/01/2026	1,000,000	1,127,497
3.52% (3 Month LIBOR USD + 1.15%), 10/27/2028(2)	7,000,000	7,910,660
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028(2)	4,625,000	5,241,330
3.70%, 01/12/2026	9,150,000	10,395,353
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028(2)	11,355,000	13,042,493
4.30%, 11/20/2026	5,442,000	6,345,078
4.40%, 06/10/2025	12,181,000	13,927,936
4.45%, 09/29/2027	7,467,000	8,803,618
4.65%, 07/23/2048	3,099,000	4,264,239
6.63%, 01/15/2028	387,000	511,441
Citizens Bank N.A.
3.70%, 03/29/2023	1,370,000	1,464,958
Citizens Financial Group, Inc.
2.38%, 07/28/2021	188,000	189,810
2.64%, 09/30/2032(3)	343,000	362,625
3.25%, 04/30/2030	5,000,000	5,644,938
CNA Financial Corp.
3.45%, 08/15/2027	820,000	928,582
3.95%, 05/15/2024	303,000	334,942
7.25%, 11/15/2023	7,470,000	8,856,632
Comerica, Inc.
4.00%, 02/01/2029	1,900,000	2,262,504
Commonwealth Bank of Australia
2.85%, 05/18/2026(3)	1,300,000	1,437,536
3.74%, 09/12/2039(3)	5,000,000	5,877,046
4.50%, 12/09/2025(3)	778,000	897,304
Cooperatieve Rabobank UA
3.88%, 02/08/2022	4,000,000	4,159,178
4.38%, 08/04/2025	570,000	650,395
4.63%, 12/01/2023	7,216,000	8,042,015
5.80%, 09/30/2110(3)	361,000	576,124
Credit Agricole SA
1.91% (Secured Overnight Financing Rate + 1.68%), 06/16/2026(2)(3)	2,900,000	3,007,281
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(2)(3)	5,000,000	5,590,091
4.38%, 03/17/2025(3)	305,000	342,322
Credit Suisse Group AG
2.19% (Secured Overnight Financing Rate + 2.04%), 06/05/2026(2)(3)	1,020,000	1,065,737
2.59% (Secured Overnight Financing Rate + 1.56%), 09/11/2025(2)(3)	1,450,000	1,525,537
3.57%, 01/09/2023(3)	3,216,000	3,313,382
3.80%, 06/09/2023	8,500,000	9,153,851
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(2)(3)	2,000,000	2,264,266
4.28%, 01/09/2028(3)	3,973,000	4,589,616
4.55%, 04/17/2026	1,500,000	1,764,343
Crown Castle International Corp.
2.25%, 01/15/2031	2,585,000	2,679,799
4.00%, 03/01/2027	261,000	299,648
5.25%, 01/15/2023	400,000	437,677
Dai-ichi Life Insurance Co. Ltd.
4.00% (3 Month LIBOR USD + 3.66%), 01/24/2169(2)(3)	1,179,000	1,301,321
Daiwa Securities Group, Inc.
3.13%, 04/19/2022(3)	854,000	881,563
Danske Bank
1.17% (1 Year CMT Index + 1.03%), 12/08/2023(2)(3)	4,448,000	4,467,857
2.70%, 03/02/2022(3)	542,000	555,620
Deutsche Bank AG
3.15%, 01/22/2021	5,000,000	5,005,546
3.30%, 11/16/2022	3,000,000	3,128,402
3.70%, 05/30/2024	850,000	914,219
3.70%, 05/30/2024	2,063,000	2,223,072
4.25%, 10/14/2021	4,165,000	4,270,862
Deutsche Bank AG/New York NY
2.13% (Secured Overnight Financing Rate + 1.87%), 11/24/2026(2)(13)	9,676,000	9,895,992
2.22% (Secured Overnight Financing Rate + 2.16%), 09/18/2024(2)	2,835,000	2,916,270
3.95%, 02/27/2023	5,000,000	5,312,314
Dexia Credit Local SA
3.25%, 09/26/2023(3)	500,000	538,360
Digital Realty Trust LP
3.70%, 08/15/2027	462,000	530,810
Discover Bank
3.35%, 02/06/2023	2,000,000	2,110,266
3.45%, 07/27/2026	3,951,000	4,417,729
4.20%, 08/08/2023	7,156,000	7,823,132
4.65%, 09/13/2028	4,000,000	4,783,070

Discover Financial Services
3.75%, 03/04/2025	2,920,000	3,213,176
DNB Bank ASA
1.13% (5 Year CMT Index + 0.85%), 09/16/2026(2)(3)	4,000,000	4,041,497
Duke Realty LP
2.88%, 11/15/2029	800,000	884,020
3.25%, 06/30/2026	203,000	227,338
3.63%, 04/15/2023	7,744,000	8,209,364
Equinix, Inc.
1.55%, 03/15/2028	2,580,000	2,621,413
Essex Portfolio LP
1.65%, 01/15/2031	910,000	903,463
2.65%, 03/15/2032	1,740,000	1,865,819
Federal Realty Investment Trust
1.25%, 02/15/2026	7,248,000	7,379,308
3.50%, 06/01/2030	4,577,000	5,105,286
3.95%, 01/15/2024	2,978,000	3,237,649
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/2025(3)	5,000,000	5,255,374
Fifth Third Bancorp
3.65%, 01/25/2024	1,420,000	1,548,478
FMR LLC
4.95%, 02/01/2033(3)	250,000	336,182
6.45%, 11/15/2039(3)	258,000	392,470
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026(3)	1,000,000	1,071,479
GE Capital Funding LLC
4.05%, 05/15/2027(3)	4,000,000	4,574,212
4.40%, 05/15/2030(3)	7,452,000	8,780,153
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	12,082,000	14,407,084
Globe Life, Inc.
4.55%, 09/15/2028	3,000,000	3,598,688
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	177,512
Goldman Sachs Group, Inc.
2.88% (3 Month LIBOR USD + 0.82%), 10/31/2022(2)	10,097,000	10,301,743
2.91% (3 Month LIBOR USD + 0.99%), 07/24/2023(2)	8,773,000	9,111,696
2.91% (3 Month LIBOR USD + 1.05%), 06/05/2023(2)	3,076,000	3,184,245
3.00%, 04/26/2022	1,653,000	1,666,402
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(2)	5,590,000	6,124,985
3.50%, 01/23/2025	6,509,000	7,182,476
3.50%, 11/16/2026	1,700,000	1,908,446
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028(2)	3,488,000	4,020,610
3.75%, 05/22/2025	1,305,000	1,464,877
3.75%, 02/25/2026	9,005,000	10,226,978
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029(2)	5,000,000	5,929,282
4.41% (3 Month LIBOR USD + 1.43%), 04/23/2039(2)	7,215,000	9,212,133
5.15%, 05/22/2045	4,000,000	5,584,526
6.75%, 10/01/2037	2,170,000	3,316,795
Goodman US Finance Four LLC
4.50%, 10/15/2037(3)	200,000	232,669
Goodman US Finance Three LLC
3.70%, 03/15/2028(3)	862,000	939,442
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048(3)	650,000	885,519
GTP Acquisition Partners I LLC
3.48%, 06/16/2025(3)	1,824,000	1,955,607
Guardian Life Insurance Co. of America
4.85%, 01/24/2077(3)	5,610,000	7,849,172
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	5,610,000	5,852,047
Hartford Financial Services Group, Inc.
3.60%, 08/19/2049	1,000,000	1,171,340
4.30%, 04/15/2043	1,080,000	1,359,824
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031	1,380,000	1,379,165
3.75%, 07/01/2027	1,734,000	1,964,848
Healthpeak Properties, Inc.
3.40%, 02/01/2025	662,000	731,147
3.50%, 07/15/2029	1,742,000	1,975,061
3.88%, 08/15/2024	1,981,000	2,191,238
4.20%, 03/01/2024	241,000	264,481
HSBC Holdings Plc
1.59% (Secured Overnight Financing Rate + 1.29%), 05/24/2027(2)	2,500,000	2,541,661
1.65% (Secured Overnight Financing Rate + 1.54%), 04/18/2026(2)	14,629,000	14,958,997
2.01% (Secured Overnight Financing Rate + 1.73%), 09/22/2028(2)	3,585,000	3,668,462
2.36% (Secured Overnight Financing Rate + 1.95%), 08/18/2031(2)	2,580,000	2,663,150
3.03% (3 Month LIBOR USD + 0.92%), 11/22/2023(2)	1,784,000	1,874,833
3.60%, 05/25/2023	1,000,000	1,075,546
3.80% (3 Month LIBOR USD + 1.21%), 03/11/2025(2)	10,367,000	11,319,393
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024(2)	1,301,000	1,403,261
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(2)	1,000,000	1,155,832
4.04% (3 Month LIBOR USD + 1.55%), 03/13/2028(2)	1,533,000	1,749,990
4.25%, 03/14/2024	1,000,000	1,103,385
4.25%, 08/18/2025	1,009,000	1,146,283
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(2)	7,000,000	7,976,108
4.30%, 03/08/2026	1,000,000	1,151,981
6.10%, 01/14/2042	1,060,000	1,612,572
HSBC USA, Inc.
9.13%, 05/15/2021	75,000	77,197
Huntington Bancshares, Inc.
2.30%, 01/14/2022	1,370,000	1,394,659
2.55%, 02/04/2030	1,650,000	1,768,603
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/2021	1,150,000	1,164,466
ING Groep NV
1.40% (1 Year CMT Index + 1.10%), 07/01/2026(2)(3)	1,940,000	1,972,191
3.15%, 03/29/2022	4,000,000	4,136,649
4.10%, 10/02/2023	3,175,000	3,487,880
Intact US Holdings, Inc.

4.60%, 11/09/2022	1,500,000	1,596,218
International Lease Finance Corp.
5.88%, 08/15/2022	438,000	473,245
8.63%, 01/15/2022	1,200,000	1,291,498
Intesa Sanpaolo SpA
4.00%, 09/23/2029(3)	10,590,000	11,932,889
Invesco Finance Plc
3.75%, 01/15/2026	4,249,000	4,792,240
4.00%, 01/30/2024	2,889,000	3,170,736
Jackson National Life Global Funding
2.50%, 06/27/2022(3)	800,000	825,243
3.05%, 04/29/2026(3)	473,000	525,160
3.25%, 01/30/2024(3)	460,000	494,499
Jefferies Group LLC
5.13%, 01/20/2023	9,100,000	9,940,636
6.25%, 01/15/2036	155,000	206,506
6.45%, 06/08/2027	428,000	542,422
John Hancock Life Insurance Co.
7.38%, 02/15/2024(3)	731,000	861,622
JP Morgan Chase & Co.
2.18% (Secured Overnight Financing Rate + 1.89%), 06/01/2028(2)	15,142,000	16,066,197
2.95%, 10/01/2026	5,000,000	5,545,849
3.11% (Secured Overnight Financing Rate + 2.44%), 04/22/2051(2)	1,474,000	1,638,023
3.13%, 01/23/2025	13,475,000	14,756,045
3.20%, 06/15/2026	3,989,000	4,465,137
3.30%, 04/01/2026	1,870,000	2,092,471
3.38%, 05/01/2023	3,800,000	4,061,143
3.56% (3 Month LIBOR USD + 0.73%), 04/23/2024(2)	8,000,000	8,573,945
3.96% (3 Month LIBOR USD + 1.38%), 11/15/2048(2)	6,033,000	7,579,625
4.00% (Secured Overnight Financing Rate + 2.75%), 10/01/2169(2)	4,275,000	4,344,469
4.01% (3 Month LIBOR USD + 1.12%), 04/23/2029(2)	2,320,000	2,722,605
4.26% (3 Month LIBOR USD + 1.58%), 02/22/2048(2)	5,140,000	6,720,525
4.45% (3 Month LIBOR USD + 1.33%), 12/05/2029(2)	9,660,000	11,780,847
4.60% (Secured Overnight Financing Rate + 3.13%), 08/01/2169(2)	1,985,000	2,049,512
5.00% (Secured Overnight Financing Rate + 3.38%), 02/01/2169(2)	5,010,000	5,270,673
KeyBank N.A.
3.18%, 05/22/2022	567,000	587,871
KeyCorp
4.15%, 10/29/2025	950,000	1,102,408
Kimco Realty Corp.
2.70%, 10/01/2030	2,770,000	2,982,377
LeasePlan Corp. NV
2.88%, 10/24/2024(3)	5,500,000	5,810,608
Liberty Mutual Group, Inc.
3.95%, 10/15/2050(3)	6,769,000	8,091,387
4.25%, 06/15/2023(3)	72,000	78,335
4.57%, 02/01/2029(3)	2,301,000	2,826,020
Liberty Mutual Insurance Co.
7.70%, 10/15/2097(3)	100,000	160,463
8.50%, 05/15/2025(3)	700,000	875,755
Life Storage LP
2.20%, 10/15/2030	2,630,000	2,683,095
4.00%, 06/15/2029	1,831,000	2,140,214
Lincoln National Corp.
7.00%, 06/15/2040	1,715,000	2,620,903
Lloyds Banking Group Plc
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(2)	8,950,000	9,350,967
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(2)	1,000,000	1,128,781
3.75%, 01/11/2027	2,000,000	2,267,218
4.05%, 08/16/2023	3,000,000	3,278,338
4.38%, 03/22/2028	949,000	1,128,993
4.45%, 05/08/2025	855,000	980,151
4.50%, 11/04/2024	2,010,000	2,248,369
4.58%, 12/10/2025	550,000	628,902
Macquarie Bank Ltd.
4.00%, 07/29/2025(3)	500,000	571,356
Macquarie Group Ltd.
3.19% (3 Month LIBOR USD + 1.02%), 11/28/2023(2)(3)	6,000,000	6,272,408
3.76% (3 Month LIBOR USD + 1.37%), 11/28/2028(2)(3)	2,565,000	2,845,867
4.15% (3 Month LIBOR USD + 1.33%), 03/27/2024(2)(3)	2,000,000	2,148,788
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030(2)(3)	4,445,000	5,368,396
6.25%, 01/14/2021(3)	1,111,000	1,112,603
Manulife Financial Corp.
4.06% (5 Year 1100 Run ICE Swap Rate USD + 1.65%), 02/24/2032(2)	1,910,000	2,087,646
Markel Corp.
3.63%, 03/30/2023	400,000	425,422
4.15%, 09/17/2050	655,000	828,596
5.00%, 04/05/2046	1,265,000	1,700,493
Marsh & McLennan Companies, Inc.
4.80%, 07/15/2021	5,000,000	5,068,836
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070(3)	2,690,000	2,963,062
4.90%, 04/01/2077(3)	5,000,000	6,852,928
7.63%, 11/15/2023(3)	550,000	623,074
MassMutual Global Funding II
2.75%, 06/22/2024(3)	700,000	751,613
Mastercard, Inc.
3.85%, 03/26/2050	3,262,000	4,205,349
MBIA Insurance Corp.
11.50% (3 Month LIBOR USD + 11.26%), 01/15/2033(2)(3)	86,000	30,100
MetLife, Inc.
4.88%, 11/13/2043	3,000,000	4,261,584
6.40%, 12/15/2036	3,530,000	4,561,060
Metropolitan Life Global Funding I
3.00%, 01/10/2023(3)	407,000	429,048
3.00%, 09/19/2027(3)	1,180,000	1,317,567
3.88%, 04/11/2022(3)	1,480,000	1,546,784
Mid-America Apartments LP
1.70%, 02/15/2031	1,330,000	1,324,282
4.00%, 11/15/2025	1,500,000	1,697,889
Mitsubishi UFJ Financial Group, Inc.

0.85% (1 Year CMT Index + 0.68%), 09/15/2024(2)	14,354,000	14,437,737
2.05%, 07/17/2030	2,940,000	3,072,906
2.19%, 02/25/2025	5,000,000	5,283,504
2.53%, 09/13/2023	481,000	507,515
2.67%, 07/25/2022	800,000	827,664
3.00%, 02/22/2022	206,000	212,168
3.41%, 03/07/2024	2,520,000	2,738,098
3.46%, 03/02/2023	4,000,000	4,261,724
3.75%, 07/18/2039	1,615,000	1,964,483
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.65%, 09/19/2022(3)	764,000	786,916
3.96%, 09/19/2023(3)	2,730,000	2,946,802
Mizuho Bank Ltd.
3.60%, 09/25/2024(3)	1,250,000	1,378,536
Mizuho Financial Group, Inc.
1.24% (3 Month LIBOR USD + 0.99%), 07/10/2024(2)	1,480,000	1,504,461
2.23% (3 Month LIBOR USD + 0.83%), 05/25/2026(2)	1,740,000	1,830,187
2.60%, 09/11/2022	3,500,000	3,632,122
2.87% (3 Month LIBOR USD + 1.31%), 09/13/2030(2)	1,620,000	1,756,462
2.95%, 02/28/2022	2,000,000	2,059,808
Morgan Stanley
1.79% (Secured Overnight Financing Rate + 1.03%), 02/13/2032(2)	2,440,000	2,453,605
2.19% (Secured Overnight Financing Rate + 1.99%), 04/28/2026(2)	9,020,000	9,525,406
2.50%, 04/21/2021	2,000,000	2,012,397
2.72% (Secured Overnight Financing Rate + 1.15%), 07/22/2025(2)	873,000	933,588
2.75%, 05/19/2022	5,000,000	5,163,475
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028(2)	5,882,000	6,712,812
3.63%, 01/20/2027	9,804,000	11,248,817
3.70%, 10/23/2024	2,029,000	2,258,840
3.74% (3 Month LIBOR USD + 0.85%), 04/24/2024(2)	1,468,000	1,579,457
3.75%, 02/25/2023	1,882,000	2,017,715
3.77% (3 Month LIBOR USD + 1.14%), 01/24/2029(2)	4,371,000	5,065,123
3.88%, 04/29/2024	2,050,000	2,269,354
3.88%, 01/27/2026	3,125,000	3,583,801
3.95%, 04/23/2027	14,190,000	16,405,515
4.10%, 05/22/2023	3,460,000	3,754,886
4.35%, 09/08/2026	930,000	1,096,646
5.00%, 11/24/2025	4,959,000	5,929,707
MUFG Bank Ltd.
3.75%, 03/10/2024(3)	3,215,000	3,527,106
4.10%, 09/09/2023(3)	239,000	262,102
National Australia Bank Ltd.
2.33%, 08/21/2030(3)	7,300,000	7,417,136
3.93% (5 Year CMT Index + 1.88%), 08/02/2034(2)(3)	2,330,000	2,615,357
National Retail Properties, Inc.
3.50%, 10/15/2027	400,000	441,016
3.60%, 12/15/2026	700,000	769,870
3.90%, 06/15/2024	1,310,000	1,424,800
Nationwide Building Society
1.00%, 08/28/2025(3)	1,085,000	1,085,543
4.00%, 09/14/2026(3)	7,250,000	8,089,455
Nationwide Financial Services, Inc.
5.38%, 03/25/2021(3)	2,000,000	2,021,729
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(3)	7,150,000	12,435,115
Natwest Group Plc
3.75% (5 Year CMT Index + 2.10%), 11/01/2029(2)	1,833,000	1,950,644
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)	1,500,000	1,784,718
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024(2)	555,000	605,917
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)	5,490,000	6,594,816
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)	7,000,000	8,602,379
NatWest Markets Plc
2.38%, 05/21/2023(3)	4,188,000	4,356,392
3.63%, 09/29/2022(3)	3,360,000	3,542,194
New York Life Global Funding
3.00%, 01/10/2028(3)	2,022,000	2,255,818
New York Life Insurance Co.
4.45%, 05/15/2069(3)	4,225,000	5,664,326
Nomura Holdings, Inc.
1.85%, 07/16/2025	5,000,000	5,213,954
2.65%, 01/16/2025	2,597,000	2,773,002
2.68%, 07/16/2030	1,550,000	1,640,009
Nordea Bank Abp
3.75%, 08/30/2023(3)	4,000,000	4,323,168
4.25%, 09/21/2022(3)	12,865,000	13,656,061
Northern Trust Corp.
1.95%, 05/01/2030	3,650,000	3,802,421
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032(2)	411,000	450,490
Office Properties Income Trust
4.00%, 07/15/2022	1,255,000	1,282,746
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022(3)	1,003,000	1,032,832
3.88%, 03/20/2027(3)	1,044,000	1,152,417
ORIX Corp.
3.25%, 12/04/2024	1,500,000	1,639,489
Pacific Life Global Funding II
1.20%, 06/24/2025(3)	6,654,000	6,743,580
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067(2)(3)	743,000	843,305
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023(3)	655,000	686,346
5.25%, 08/15/2022(3)	9,135,000	9,586,982
5.50%, 02/15/2024(3)	1,960,000	2,137,356
People’s United Bank N.A.
4.00%, 07/15/2024	4,350,000	4,690,912
PNC Bank N.A.
4.20%, 11/01/2025	322,000	371,134
Pricoa Global Funding I
0.80%, 09/01/2025(3)	8,229,000	8,239,808
Principal Life Global Funding II
3.00%, 04/18/2026(3)	2,000,000	2,223,495

Private Export Funding Corp.
2.65%, 02/16/2021(3)	5,905,000	5,922,940
2.80%, 05/15/2022	1,200,000	1,242,836
3.25%, 06/15/2025	1,280,000	1,430,518
3.55%, 01/15/2024	2,489,000	2,721,229
Progressive Corp.
5.38% (3 Month LIBOR USD + 2.54%), 09/15/2169(2)	780,000	813,150
Prologis LP
1.25%, 10/15/2030	11,480,000	11,360,918
3.25%, 10/01/2026	303,000	342,025
Protective Life Corp.
4.30%, 09/30/2028(3)	4,500,000	5,257,895
Prudential Financial, Inc.
3.91%, 12/07/2047	1,231,000	1,479,065
6.63%, 06/21/2040	5,995,000	9,248,944
Prudential Insurance Co. of America
8.30%, 07/01/2025(3)	1,691,000	2,191,377
Realty Income Corp.
1.80%, 03/15/2033	1,320,000	1,325,643
3.25%, 10/15/2022	1,490,000	1,553,346
3.25%, 01/15/2031	1,740,000	1,971,391
Regency Centers LP
2.95%, 09/15/2029	2,200,000	2,350,290
Royal Bank of Canada
2.25%, 11/01/2024	9,367,000	9,962,917
Santander Holdings USA, Inc.
3.45%, 06/02/2025	5,351,000	5,851,428
Santander UK Group Holdings Plc
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(2)	800,000	901,966
4.75%, 09/15/2025(3)	1,810,000	2,040,508
Santander UK Plc
5.00%, 11/07/2023(3)	4,150,000	4,581,001
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025(3)	1,390,000	1,485,713
Scentre Group Trust 2
4.75% (5 Year CMT Index + 4.38%), 09/24/2080(2)(3)	1,865,000	1,944,054
SITE Centers Corp.
4.70%, 06/01/2027	368,000	402,788
Societe Generale SA
1.49% (1 Year CMT Index + 1.10%), 12/14/2026(2)(3)	16,930,000	17,064,475
2.63%, 10/16/2024(3)	2,485,000	2,632,584
2.63%, 01/22/2025(3)	9,980,000	10,567,751
3.00%, 01/22/2030(3)	4,062,000	4,331,407
3.25%, 01/12/2022(3)	7,000,000	7,191,388
3.88%, 03/28/2024(3)	1,000,000	1,090,127
4.25%, 04/14/2025(3)	800,000	881,111
SouthTrust Bank
7.69%, 05/15/2025	253,000	312,427
Standard Chartered Plc
2.74% (3 Month LIBOR USD + 1.20%), 09/10/2022(2)(3)	800,000	811,353
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(2)(3)	1,360,000	1,440,323
4.25% (3 Month LIBOR USD + 1.15%), 01/20/2023(2)(3)	3,230,000	3,349,432
4.31% (3 Month LIBOR USD + 1.91%), 05/21/2030(2)(3)	700,000	819,869
4.87% (5 Year 1100 Run ICE Swap Rate USD + 1.97%), 03/15/2033(2)(3)	800,000	900,837
5.20%, 01/26/2024(3)	609,000	674,053
State Bank of India
4.38%, 01/24/2024(3)	6,475,000	6,985,185
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077(2)(3)	1,000,000	1,111,260
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/2023	250,000	272,014
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	2,650,000	2,777,306
2.14%, 09/23/2030	5,502,000	5,521,264
2.63%, 07/14/2026	644,000	699,806
2.78%, 10/18/2022	6,718,000	7,001,020
2.78%, 07/12/2022	1,500,000	1,555,044
2.85%, 01/11/2022	1,100,000	1,127,555
3.04%, 07/16/2029	5,005,000	5,545,338
3.10%, 01/17/2023	1,033,000	1,089,783
Synchrony Financial
3.75%, 08/15/2021	6,000,000	6,085,853
3.95%, 12/01/2027	1,500,000	1,681,786
4.50%, 07/23/2025	4,000,000	4,500,004
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047(3)	3,360,000	4,194,693
4.90%, 09/15/2044(3)	200,000	270,353
6.85%, 12/16/2039(3)	218,000	342,497
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300,000	2,679,118
6.13%, 08/15/2043	5,000,000	7,396,887
Truist Bank
3.30%, 05/15/2026	1,000,000	1,117,904
Truist Financial Corp.
1.95%, 06/05/2030	1,190,000	1,233,645
2.85%, 10/26/2024	1,000,000	1,081,954
4.00%, 05/01/2025	424,000	480,033
4.80% (5 Year CMT Index + 3.00%), 12/31/2099(2)	5,630,000	5,931,205
UBS AG
1.75%, 04/21/2022(3)	1,710,000	1,740,383
UBS Group AG
1.36% (1 Year CMT Index + 1.08%), 01/30/2027(2)(3)	6,550,000	6,621,774
2.86% (3 Month LIBOR USD + 0.95%), 08/15/2023(2)(3)	7,367,000	7,636,918
3.49%, 05/23/2023(3)	9,790,000	10,187,417
4.13%, 09/24/2025(3)	800,000	915,854
4.25%, 03/23/2028(3)	3,000,000	3,511,003
UDR, Inc.
1.90%, 03/15/2033	2,025,000	2,022,398
2.10%, 08/01/2032	4,987,000	5,079,761
2.95%, 09/01/2026	276,000	302,864
3.00%, 08/15/2031	415,000	458,853

3.20%, 01/15/2030	1,565,000	1,738,910
UniCredit SpA
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(2)(3)	2,330,000	2,377,618
6.57%, 01/14/2022(3)	2,500,000	2,634,489
United Overseas Bank Ltd.
3.20%, 04/23/2021(3)	765,000	771,141
Ventas Realty LP
3.10%, 01/15/2023	13,500,000	14,165,278
3.50%, 02/01/2025	251,000	276,376
3.75%, 05/01/2024	382,000	416,388
3.85%, 04/01/2027	677,000	757,418
4.13%, 01/15/2026	449,000	516,378
Visa, Inc.
2.05%, 04/15/2030	5,921,000	6,329,283
Vornado Realty LP
3.50%, 01/15/2025	800,000	847,415
WEA Finance LLC
3.15%, 04/05/2022(3)	1,243,000	1,264,145
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(2)	9,531,000	10,020,338
2.39% (Secured Overnight Financing Rate + 2.10%), 06/02/2028(2)	5,576,000	5,933,875
2.57% (3 Month LIBOR USD + 1.00%), 02/11/2031(2)	12,110,000	12,809,359
3.00%, 04/22/2026	5,000,000	5,501,679
3.07% (Secured Overnight Financing Rate + 2.53%), 04/30/2041(2)	3,900,000	4,242,544
3.07%, 01/24/2023	2,655,000	2,730,702
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(2)	3,145,000	3,486,824
3.30%, 09/09/2024	1,900,000	2,081,669
3.50%, 03/08/2022	1,929,000	1,999,862
3.55%, 09/29/2025	700,000	786,172
3.58% (3 Month LIBOR USD + 1.31%), 05/22/2028(2)	7,238,000	8,201,777
3.75%, 01/24/2024	1,690,000	1,844,704
4.10%, 06/03/2026	3,749,000	4,296,624
4.30%, 07/22/2027	729,000	853,805
4.40%, 06/14/2046	626,000	783,167
4.65%, 11/04/2044	675,000	862,183
4.75%, 12/07/2046	1,343,000	1,756,593
4.90%, 11/17/2045	2,117,000	2,817,924
5.38%, 11/02/2043	317,000	440,183
Welltower, Inc.
2.70%, 02/15/2027	497,000	547,472
3.10%, 01/15/2030	1,085,000	1,186,749
6.50%, 03/15/2041	700,000	977,496
Western Union Co.
3.60%, 03/15/2022	1,300,000	1,342,519
Westpac Banking Corp.
4.42%, 07/24/2039	1,010,000	1,287,726
Weyerhaeuser Co.
7.38%, 03/15/2032	500,000	749,378
Willis North America, Inc.
5.05%, 09/15/2048	7,500,000	10,532,619
WP Carey, Inc.
2.40%, 02/01/2031	1,800,000	1,868,300
4.25%, 10/01/2026	3,404,000	3,916,605
WR Berkley Corp.
4.75%, 08/01/2044	3,445,000	4,494,754
XLIT Ltd.
5.25%, 12/15/2043	2,700,000	3,810,654

Total Financials		1,956,106,217

Industrials – 1.75%
Airbus Finance BV
2.70%, 04/17/2023(3)	376,000	394,683
Airbus SE
3.15%, 04/10/2027(3)	736,000	796,731
3.95%, 04/10/2047(3)	150,000	173,870
Allegion US Holding Co., Inc.
3.20%, 10/01/2024	2,000,000	2,135,771
Amphenol Corp.
3.20%, 04/01/2024	8,135,000	8,761,472
Arrow Electronics, Inc.
3.25%, 09/08/2024	219,000	236,964
3.50%, 04/01/2022	965,000	992,857
3.88%, 01/12/2028	221,000	249,108
4.50%, 03/01/2023	183,000	196,028
BAE Systems Plc
1.90%, 02/15/2031(3)	6,886,000	6,957,275
3.00%, 09/15/2050(3)	754,000	785,239
5.80%, 10/11/2041(3)	400,000	574,060
Boeing Co.
1.95%, 02/01/2024	2,080,000	2,141,453
2.75%, 02/01/2026	2,010,000	2,113,139
2.85%, 10/30/2024	3,650,000	3,856,775
3.10%, 05/01/2026	1,529,000	1,636,805
3.30%, 03/01/2035	1,410,000	1,407,348
3.63%, 02/01/2031	8,923,000	9,775,294
3.95%, 08/01/2059	4,825,000	5,153,830
4.51%, 05/01/2023	4,899,000	5,294,694
4.88%, 05/01/2025	11,884,000	13,544,129
5.15%, 05/01/2030	5,574,000	6,745,487
5.71%, 05/01/2040	1,555,000	2,010,790
5.81%, 05/01/2050	1,199,000	1,653,723
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	517,000	636,016
4.38%, 09/01/2042	462,000	610,479
5.15%, 09/01/2043	389,000	561,142
5.40%, 06/01/2041	542,000	788,347
5.75%, 05/01/2040	373,000	552,350
6.15%, 05/01/2037	320,000	487,545
7.29%, 06/01/2036	134,000	210,427
Canadian Pacific Railway Co.
2.90%, 02/01/2025	644,000	697,069
Carlisle Companies, Inc.

3.50%, 12/01/2024	3,025,000	3,315,299
Caterpillar Financial Services Corp.
0.80%, 11/13/2025	10,014,000	10,091,679
3.25%, 12/01/2024	1,429,000	1,580,544
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000,000	7,095,432
CNH Industrial Capital LLC
1.88%, 01/15/2026	7,353,000	7,698,647
CRH America Finance, Inc.
3.40%, 05/09/2027(3)	200,000	222,869
CRH America, Inc.
3.88%, 05/18/2025(3)	354,000	398,964
5.13%, 05/18/2045(3)	230,000	305,336
CSX Corp.
3.35%, 09/15/2049	305,000	346,351
4.65%, 03/01/2068	2,000,000	2,798,072
4.75%, 05/30/2042	175,000	230,084
4.75%, 11/15/2048	1,280,000	1,752,825
5.50%, 04/15/2041	402,000	561,421
Eaton Corp.
4.00%, 11/02/2032	143,000	174,557
5.80%, 03/15/2037	500,000	699,059
7.63%, 04/01/2024	206,000	246,785
Embraer Netherlands Finance BV
5.05%, 06/15/2025	2,202,000	2,334,142
Embraer Overseas Ltd.
5.70%, 09/16/2023(3)	4,000,000	4,260,040
Empresa de Transporte de Pasajeros Metro SA
4.70%, 05/07/2050(3)	744,000	936,235
FedEx Corp.
4.95%, 10/17/2048	3,000,000	4,089,122
Flex Ltd.
3.75%, 02/01/2026	4,000,000	4,473,245
General Electric Co.
3.63%, 05/01/2030	1,535,000	1,753,417
5.55%, 01/05/2026	1,384,000	1,676,469
5.88%, 01/14/2038	289,000	391,240
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650,000	708,214
3.88%, 03/01/2026	1,380,000	1,584,295
John Deere Capital Corp.
2.25%, 09/14/2026	970,000	1,049,542
2.80%, 09/08/2027	700,000	778,535
Johnson Controls International Plc
3.75%, 12/01/2021	12,000	12,219
4.95%, 07/02/2064(1)	928,000	1,271,320
Keysight Technologies, Inc.
4.60%, 04/06/2027	13,000,000	15,489,116
L3Harris Technologies, Inc.
1.80%, 01/15/2031	1,970,000	2,002,870
3.83%, 04/27/2025	1,820,000	2,042,400
4.85%, 04/27/2035	1,000,000	1,306,153
Lennox International, Inc.
1.70%, 08/01/2027	2,000,000	2,034,463
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	811,000	907,892
3.50%, 12/15/2027	6,165,000	6,983,074
4.25%, 07/02/2024	1,705,000	1,900,956
6.25%, 05/01/2037	107,000	136,899
Masco Corp.
2.00%, 10/01/2030	760,000	773,331
6.50%, 08/15/2032	1,240,000	1,654,657
Mexico City Airport Trust
3.88%, 04/30/2028(3)	3,950,000	4,082,325
5.50%, 07/31/2047(3)	3,902,000	4,110,757
Norfolk Southern Corp.
3.95%, 10/01/2042	332,000	401,972
4.05%, 08/15/2052	1,100,000	1,397,705
4.80%, 08/15/2043	1,273,000	1,573,585
5.59%, 05/17/2025	6,000	7,146
7.80%, 05/15/2027	1,705,000	2,321,716
Northrop Grumman Corp.
3.20%, 02/01/2027	849,000	955,459
3.25%, 01/15/2028	250,000	282,584
3.85%, 04/15/2045	195,000	237,375
nVent Finance Sarl
4.55%, 04/15/2028	3,625,000	3,935,723
Otis Worldwide Corp.
2.57%, 02/15/2030	3,430,000	3,681,286
Pactiv LLC
7.95%, 12/15/2025	34,000	38,930
Parker-Hannifin Corp.
4.10%, 03/01/2047	583,000	721,787
4.45%, 11/21/2044	333,000	425,812
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(3)	7,300,000	7,360,801
2.70%, 03/14/2023(3)	220,000	230,007
3.95%, 03/10/2025(3)	7,000,000	7,839,085
Precision Castparts Corp.
4.20%, 06/15/2035	75,000	91,825
4.38%, 06/15/2045	415,000	521,273
Raytheon Technologies Corp.
3.20%, 03/15/2024	409,000	441,700
3.75%, 11/01/2046	1,130,000	1,338,736
4.15%, 05/15/2045	1,683,000	2,127,183
4.35%, 04/15/2047	970,000	1,271,828
4.50%, 06/01/2042	1,823,000	2,373,794
4.63%, 11/16/2048	1,842,000	2,496,493
Republic Services, Inc.
1.45%, 02/15/2031	1,970,000	1,926,847
Roper Technologies, Inc.

1.40%, 09/15/2027	3,050,000	3,087,366
2.00%, 06/30/2030	1,150,000	1,174,776
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026(3)	700,000	755,397
3.13%, 03/16/2024(3)	800,000	864,376
4.40%, 05/27/2045(3)	513,000	696,858
Stanley Black & Decker, Inc.
2.75%, 11/15/2050	7,855,000	8,207,319
Textron, Inc.
3.65%, 03/01/2021	11,600,000	11,660,993
3.65%, 03/15/2027	4,975,000	5,489,734
Timken Co.
3.88%, 09/01/2024	1,000,000	1,074,469
TTX Co.
3.60%, 01/15/2025(3)	2,000,000	2,226,136
Union Pacific Corp.
4.10%, 09/15/2067	200,000	250,887
United Parcel Service, Inc.
5.30%, 04/01/2050	1,541,000	2,318,276
Vulcan Materials Co.
4.70%, 03/01/2048	2,054,000	2,649,392
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	5,000,000	5,487,495
4.38%, 08/15/2023	322,000	339,801
WestRock MWV LLC
8.20%, 01/15/2030	537,000	764,915
WRKCo, Inc.
3.75%, 03/15/2025	1,300,000	1,448,915
Xylem, Inc.
1.95%, 01/30/2028	2,170,000	2,287,075
2.25%, 01/30/2031	960,000	1,010,462
3.25%, 11/01/2026	1,192,000	1,339,703

Total Industrials		285,526,749

Technology – 1.80%
Analog Devices, Inc.
3.13%, 12/05/2023	476,000	512,113
4.50%, 12/05/2036	1,020,000	1,223,443
Apple, Inc.
1.65%, 05/11/2030	3,030,000	3,118,899
2.05%, 09/11/2026	20,023,000	21,405,553
2.45%, 08/04/2026	1,111,000	1,212,377
2.90%, 09/12/2027	1,643,000	1,836,837
3.00%, 06/20/2027	1,462,000	1,637,101
3.20%, 05/13/2025	1,010,000	1,125,896
3.20%, 05/11/2027	743,000	838,630
3.45%, 02/09/2045	1,357,000	1,644,118
3.85%, 05/04/2043	7,532,000	9,501,199
3.85%, 08/04/2046	776,000	996,235
Broadcom Cayman Finance Ltd.
3.13%, 01/15/2025	7,000,000	7,557,149
Broadcom, Inc.
3.46%, 09/15/2026	4,111,000	4,560,277
4.11%, 09/15/2028	2,092,000	2,393,229
4.15%, 11/15/2030	10,365,000	11,981,567
4.25%, 04/15/2026	2,300,000	2,634,631
4.75%, 04/15/2029	22,915,000	27,390,651
Dell International LLC / EMC Corp.
5.30%, 10/01/2029(3)	1,100,000	1,347,141
5.45%, 06/15/2023(3)	6,070,000	6,713,157
6.02%, 06/15/2026(3)	9,980,000	12,182,825
8.35%, 07/15/2046(3)	2,751,000	4,156,500
DXC Technology Co.
4.25%, 04/15/2024	9,435,000	10,293,040
4.75%, 04/15/2027	4,500,000	5,149,873
Fidelity National Information Services, Inc.
3.00%, 08/15/2026	1,300,000	1,447,618
3.50%, 04/15/2023	1,281,000	1,359,390
3.88%, 06/05/2024	582,000	640,767
Fiserv, Inc.
3.20%, 07/01/2026	890,000	996,723
3.85%, 06/01/2025	5,000,000	5,639,721
4.40%, 07/01/2049	2,850,000	3,810,913
4.75%, 06/15/2021	5,231,000	5,338,400
Genpact Luxembourg Sarl
3.38%, 12/01/2024	7,000,000	7,620,266
Hewlett Packard Enterprise Co.
1.45%, 04/01/2024	2,355,000	2,419,447
4.40%, 10/15/2022	7,500,000	7,966,104
HP, Inc.
3.00%, 06/17/2027	1,380,000	1,522,092
Intel Corp.
4.75%, 03/25/2050	6,502,000	9,058,293
International Business Machines Corp.
1.70%, 05/15/2027	5,180,000	5,377,708
3.30%, 05/15/2026	3,690,000	4,168,547
6.50%, 01/15/2028	120,000	160,481
Leidos, Inc.
2.30%, 02/15/2031(3)	1,075,000	1,094,564
3.63%, 05/15/2025(3)	3,500,000	3,913,315
Microchip Technology, Inc.
0.97%, 02/15/2024(3)	42,280,000	42,377,244
2.67%, 09/01/2023(3)	5,353,000	5,598,127
Microsoft Corp.
2.40%, 08/08/2026	600,000	654,433
2.53%, 06/01/2050	11,526,000	12,130,204
2.68%, 06/01/2060	1,180,000	1,275,692
3.50%, 02/12/2035	318,000	391,296
3.95%, 08/08/2056	589,000	807,173
4.20%, 11/03/2035	231,000	303,066
Oracle Corp.
2.40%, 09/15/2023	757,000	795,932

2.95%, 11/15/2024	1,500,000	1,631,660
3.60%, 04/01/2040	2,500,000	2,925,363
3.60%, 04/01/2050	6,514,000	7,593,266
3.80%, 11/15/2037	600,000	723,819
3.85%, 07/15/2036	1,065,000	1,284,581
3.90%, 05/15/2035	936,000	1,148,018
4.30%, 07/08/2034	221,000	279,508
4.38%, 05/15/2055	400,000	524,155
Seagate HDD Cayman
4.75%, 06/01/2023	1,500,000	1,620,615
ServiceNow, Inc.
1.40%, 09/01/2030	6,530,000	6,366,453
VMware, Inc.
2.95%, 08/21/2022	2,321,000	2,407,621

Total Technology		294,785,016

Utilities – 3.54%
AEP Texas, Inc.
3.80%, 10/01/2047	3,715,000	4,387,867
AEP Transmission Co. LLC
3.15%, 09/15/2049	580,000	645,119
3.75%, 12/01/2047	2,600,000	3,163,196
4.00%, 12/01/2046	2,020,000	2,510,453
4.25%, 09/15/2048	4,790,000	6,304,050
Alabama Power Co.
2.80%, 04/01/2025	2,025,000	2,180,672
3.75%, 03/01/2045	182,000	219,818
4.10%, 01/15/2042	233,000	278,572
4.15%, 08/15/2044	205,000	259,678
6.13%, 05/15/2038	219,000	326,444
Alexander Funding Trust
1.84%, 11/15/2023(3)	2,000,000	2,021,732
Ameren Corp.
2.50%, 09/15/2024	3,468,000	3,695,383
3.50%, 01/15/2031	2,541,000	2,920,512
Ameren Illinois Co.
3.25%, 03/15/2050	2,007,000	2,344,977
American Electric Power Co., Inc.
0.75%, 11/01/2023	3,032,000	3,038,732
American Water Capital Corp.
3.45%, 06/01/2029	590,000	678,415
3.85%, 03/01/2024	500,000	546,384
4.00%, 12/01/2046	2,350,000	2,962,823
6.59%, 10/15/2037	386,000	602,361
Appalachian Power Co.
6.70%, 08/15/2037	430,000	610,022
APT Pipelines Ltd.
4.20%, 03/23/2025(3)	2,100,000	2,316,101
4.25%, 07/15/2027(3)	1,098,000	1,247,109
Arizona Public Service Co.
3.35%, 06/15/2024	676,000	732,029
3.75%, 05/15/2046	2,290,000	2,781,150
5.05%, 09/01/2041	349,000	474,764
Atmos Energy Corp.
4.13%, 10/15/2044	1,860,000	2,335,673
4.15%, 01/15/2043	830,000	1,036,949
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028(3)	10,275,000	11,914,850
Avangrid, Inc.
3.15%, 12/01/2024	610,000	664,802
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	950,000	1,020,902
3.20%, 09/15/2049	1,105,000	1,231,748
3.50%, 08/15/2046	375,000	435,125
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051(3)	12,403,000	12,733,580
3.50%, 02/01/2025	625,000	688,249
6.13%, 04/01/2036	366,000	541,131
Boston Gas Co.
4.49%, 02/15/2042(3)	253,000	320,413
Brooklyn Union Gas Co.
3.87%, 03/04/2029(3)	1,125,000	1,297,301
4.27%, 03/15/2048(3)	1,100,000	1,397,092
4.50%, 03/10/2046(3)	2,000,000	2,589,079
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151,000	189,707
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027(3)	1,910,000	2,102,022
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028(3)	1,333,000	1,417,196
CMS Energy Corp.
2.95%, 02/15/2027	348,000	377,915
3.00%, 05/15/2026	110,000	121,219
3.45%, 08/15/2027	350,000	395,341
Comision Federal de Electricidad
4.88%, 05/26/2021(3)	551,000	559,271
4.88%, 01/15/2024(3)	322,000	356,618
Commonwealth Edison Co.
3.65%, 06/15/2046	364,000	431,972
3.75%, 08/15/2047	1,000,000	1,201,886
4.00%, 03/01/2048	4,615,000	5,834,966
Connecticut Light & Power Co.
3.20%, 03/15/2027	600,000	673,166
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	2,940,000	3,429,839
4.30%, 12/01/2056	3,050,000	3,871,425
4.50%, 05/15/2058	538,000	709,044
4.65%, 12/01/2048	5,900,000	7,883,626
5.70%, 06/15/2040	318,000	442,277
Consolidated Edison, Inc.
0.65%, 12/01/2023	7,561,000	7,575,864
Consumers Energy Co.

3.25%, 08/15/2046	190,000	216,214
4.35%, 08/31/2064	191,000	264,541
Delmarva Power & Light Co.
4.00%, 06/01/2042	170,000	203,001
Dominion Energy, Inc.
2.45%, 01/15/2023(3)	7,054,000	7,338,809
2.85%, 08/15/2026	304,000	334,886
4.90%, 08/01/2041	212,000	277,456
5.25%, 08/01/2033	1,161,000	1,521,666
5.95%, 06/15/2035	3,389,000	4,745,568
7.00%, 06/15/2038	124,000	189,057
DTE Electric Co.
2.65%, 06/15/2022	194,000	199,280
DTE Energy Co.
1.05%, 06/01/2025	5,372,000	5,431,207
2.53%, 10/01/2024	6,316,000	6,728,522
Duke Energy Carolinas LLC
3.70%, 12/01/2047	2,279,000	2,747,205
4.25%, 12/15/2041	141,000	179,338
6.00%, 12/01/2028	235,000	307,667
Duke Energy Corp.
3.55%, 09/15/2021	306,000	310,357
3.75%, 09/01/2046	10,300,000	11,984,722
3.95%, 08/15/2047	1,740,000	2,110,692
Duke Energy Florida LLC
4.20%, 07/15/2048	3,396,000	4,362,138
Duke Energy Indiana LLC
3.75%, 05/15/2046	600,000	718,207
Duke Energy Progress LLC
3.70%, 10/15/2046	506,000	610,024
4.10%, 05/15/2042	217,000	268,072
4.10%, 03/15/2043	181,000	224,556
4.15%, 12/01/2044	129,000	163,440
4.20%, 08/15/2045	325,000	412,005
4.38%, 03/30/2044	132,000	169,298
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030(3)	2,500,000	2,584,500
3.62%, 08/01/2027(3)	1,675,000	1,852,164
Eastern Energy Gas Holdings LLC
4.60%, 12/15/2044	1,300,000	1,634,127
Edison International
3.55%, 11/15/2024	3,606,000	3,881,959
5.75%, 06/15/2027	11,810,000	14,127,745
EDP Finance BV
3.63%, 07/15/2024(3)	700,000	763,837
Electricite de France SA
4.75%, 10/13/2035(3)	5,000,000	6,219,505
Emera US Finance LP
2.70%, 06/15/2021	3,799,000	3,828,550
3.55%, 06/15/2026	3,895,000	4,376,408
4.75%, 06/15/2046	900,000	1,149,144
Enel Finance International NV
2.65%, 09/10/2024(3)	1,440,000	1,533,644
3.50%, 04/06/2028(3)	5,845,000	6,653,986
3.63%, 05/25/2027(3)	12,505,000	14,184,216
4.63%, 09/14/2025(3)	1,787,000	2,080,702
4.75%, 05/25/2047(3)	5,575,000	7,411,430
4.88%, 06/14/2029(3)	215,000	268,310
6.00%, 10/07/2039(3)	307,000	437,485
Engie Energia Chile SA
3.40%, 01/28/2030(3)	1,600,000	1,734,000
Entergy Arkansas LLC
2.65%, 06/15/2051	960,000	981,645
3.50%, 04/01/2026	307,000	346,642
Entergy Corp.
2.95%, 09/01/2026	310,000	341,602
Entergy Louisiana LLC
2.40%, 10/01/2026	650,000	702,596
2.90%, 03/15/2051	1,570,000	1,672,878
3.05%, 06/01/2031	440,000	497,699
3.12%, 09/01/2027	370,000	412,067
4.00%, 03/15/2033	2,610,000	3,245,968
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000,000	13,871,198
Evergy Kansas Central, Inc.
4.13%, 03/01/2042	4,175,000	5,122,374
Evergy Metro, Inc.
3.15%, 03/15/2023	375,000	394,898
4.20%, 03/15/2048	500,000	646,904
5.30%, 10/01/2041	1,032,000	1,407,705
Evergy, Inc.
2.90%, 09/15/2029	2,190,000	2,399,327
Exelon Corp.
3.50%, 06/01/2022	10,180,000	10,588,868
4.70%, 04/15/2050	1,437,000	1,907,564
4.95%, 06/15/2035	1,500,000	1,887,994
Exelon Generation Co. LLC
3.40%, 03/15/2022	1,180,000	1,218,240
5.75%, 10/01/2041	192,000	217,777
6.25%, 10/01/2039	300,000	361,426
FirstEnergy Corp.
4.25%, 03/15/2023	3,810,000	4,023,076
FirstEnergy Transmission LLC
4.55%, 04/01/2049(3)	706,000	823,154
5.45%, 07/15/2044(3)	1,404,000	1,779,014
Florida Power & Light Co.
3.70%, 12/01/2047	3,104,000	3,841,150
5.40%, 09/01/2035	700,000	1,000,401
Fortis, Inc.
3.06%, 10/04/2026	2,291,000	2,521,039
Indiana Michigan Power Co.

3.20%, 03/15/2023	991,000	1,042,364
Interstate Power & Light Co.
2.30%, 06/01/2030	2,975,000	3,144,215
Israel Electric Corp. Ltd.
5.00%, 11/12/2024(3)	3,288,000	3,710,903
6.88%, 06/21/2023(3)	2,340,000	2,655,479
ITC Holdings Corp.
2.70%, 11/15/2022	10,512,000	10,938,517
2.95%, 05/14/2030(3)	890,000	972,276
Jersey Central Power & Light Co.
4.30%, 01/15/2026(3)	740,000	827,321
6.15%, 06/01/2037	400,000	512,998
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	424,267	536,733
KeySpan Gas East Corp.
2.74%, 08/15/2026(3)	538,000	590,713
Massachusetts Electric Co.
4.00%, 08/15/2046(3)	624,000	754,218
Mega Advance Investments Ltd.
5.00%, 05/12/2021(3)	591,000	598,653
MidAmerican Energy Co.
3.50%, 10/15/2024	317,000	349,039
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(3)	9,900,000	11,065,318
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	341,000	364,683
3.05%, 04/25/2027	462,000	513,685
8.00%, 03/01/2032	791,000	1,245,165
Nevada Power Co.
5.38%, 09/15/2040	261,000	345,588
5.45%, 05/15/2041	386,000	519,880
New England Power Co.
3.80%, 12/05/2047(3)	5,108,000	6,019,637
New York State Electric & Gas Corp.
3.25%, 12/01/2026(3)	804,000	899,900
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/2030	9,445,000	9,896,832
2.80%, 01/15/2023	3,671,000	3,840,376
Niagara Mohawk Power Corp.
1.96%, 06/27/2030(3)	2,150,000	2,214,664
3.51%, 10/01/2024(3)	258,000	283,263
NiSource, Inc.
0.95%, 08/15/2025	9,366,000	9,420,561
1.70%, 02/15/2031	7,899,000	7,854,640
2.95%, 09/01/2029	1,520,000	1,671,280
3.60%, 05/01/2030	5,934,000	6,863,078
3.95%, 03/30/2048	4,480,000	5,493,821
5.80%, 02/01/2042	774,000	1,080,487
Northern States Power Co.
3.60%, 09/15/2047	2,395,000	2,945,901
4.13%, 05/15/2044	1,480,000	1,910,280
NRG Energy, Inc.
2.00%, 12/02/2025(3)	2,685,000	2,782,898
2.45%, 12/02/2027(3)	6,215,000	6,540,869
4.45%, 06/15/2029(3)	1,155,000	1,339,007
Ohio Power Co.
4.15%, 04/01/2048	1,190,000	1,505,997
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,895,000	2,176,154
5.75%, 03/15/2029	124,000	163,446
Pacific Gas & Electric Co.
1.60% (3 Month LIBOR USD + 1.38%), 11/15/2021(2)	3,645,000	3,646,997
1.75%, 06/16/2022	8,056,000	8,078,661
2.95%, 03/01/2026	990,000	1,046,687
3.15%, 01/01/2026	4,886,000	5,204,397
3.45%, 07/01/2025	1,570,000	1,701,013
3.75%, 08/15/2042	376,000	377,526
4.00%, 12/01/2046	2,877,000	2,983,069
4.25%, 08/01/2023	2,482,000	2,664,729
4.30%, 03/15/2045	638,000	678,891
4.45%, 04/15/2042	1,905,000	2,058,447
4.50%, 07/01/2040	2,318,000	2,582,372
PECO Energy Co.
2.80%, 06/15/2050	860,000	913,148
3.70%, 09/15/2047	2,120,000	2,594,326
3.90%, 03/01/2048	5,235,000	6,590,898
4.15%, 10/01/2044	353,000	453,737
Pennsylvania Electric Co.
3.25%, 03/15/2028(3)	2,386,000	2,542,453
Pepco Holdings LLC
7.45%, 08/15/2032	222,000	311,015
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/2049(3)	1,541,000	1,751,393
5.50%, 11/22/2021(3)	1,959,000	2,041,278
PNM Resources, Inc.
3.25%, 03/09/2021	165,000	165,647
Potomac Electric Power Co.
6.50%, 11/15/2037	136,000	206,419
PPL Capital Funding, Inc.
4.00%, 09/15/2047	200,000	232,594
4.13%, 04/15/2030	1,620,000	1,936,989
PPL Electric Utilities Corp.
3.00%, 10/01/2049	2,105,000	2,292,069
4.13%, 06/15/2044	208,000	259,868
Progress Energy, Inc.
3.15%, 04/01/2022	389,000	399,440
7.75%, 03/01/2031	3,031,000	4,512,888
Public Service Co. of Colorado
3.55%, 06/15/2046	353,000	411,553
4.10%, 06/15/2048	2,515,000	3,261,942

Public Service Co. of Oklahoma
4.40%, 02/01/2021	203,000	203,600
6.63%, 11/15/2037	649,000	953,388
Public Service Electric & Gas Co.
3.15%, 08/15/2024	1,000,000	1,081,422
3.60%, 12/01/2047	1,605,000	1,928,921
5.38%, 11/01/2039	117,000	162,023
Public Service Enterprise Group, Inc.
0.80%, 08/15/2025	3,839,000	3,839,451
1.60%, 08/15/2030	8,395,000	8,272,077
Puget Energy, Inc.
3.65%, 05/15/2025	1,200,000	1,323,136
RGS I&M Funding Corp.
9.82%, 06/07/2022	38,485	39,608
San Diego Gas & Electric Co.
1.70%, 10/01/2030	4,115,000	4,159,621
3.75%, 06/01/2047	2,437,000	2,848,214
3.95%, 11/15/2041	310,000	355,095
4.15%, 05/15/2048	1,693,000	2,125,376
5.35%, 05/15/2040	3,430,000	4,602,793
6.00%, 06/01/2026	213,000	265,449
Sempra Energy
4.05%, 12/01/2023	5,000,000	5,478,064
6.00%, 10/15/2039	752,000	1,076,763
Southern California Edison Co.
1.85%, 02/01/2022	72,000	72,154
3.50%, 10/01/2023	328,000	351,879
3.65%, 03/01/2028	1,200,000	1,346,329
3.65%, 02/01/2050	1,725,000	1,955,767
3.70%, 08/01/2025	1,086,000	1,218,145
3.90%, 12/01/2041	392,000	420,269
4.05%, 03/15/2042	800,000	915,917
4.13%, 03/01/2048	1,880,000	2,239,175
6.05%, 03/15/2039	253,000	342,963
Southern California Gas Co.
2.55%, 02/01/2030	2,621,000	2,837,922
Southern Co.
3.25%, 07/01/2026	218,000	244,490
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	230,000	241,542
3.25%, 06/15/2026	225,000	252,483
3.50%, 09/15/2021	530,000	537,424
3.95%, 10/01/2046	282,000	331,469
4.40%, 06/01/2043	160,000	196,173
5.88%, 03/15/2041	1,210,000	1,760,509
Southern Power Co.
5.15%, 09/15/2041	746,000	917,842
Southwest Gas Corp.
3.80%, 09/29/2046	508,000	586,883
Southwestern Public Service Co.
4.50%, 08/15/2041	350,000	452,599
Talent Yield Investments Ltd.
4.50%, 04/25/2022(3)	715,000	743,373
Toledo Edison Co.
6.15%, 05/15/2037	680,000	926,982
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371,000	427,969
Union Electric Co.
2.95%, 06/15/2027	715,000	789,385
3.65%, 04/15/2045	1,370,000	1,617,577
Virginia Electric & Power Co.
2.45%, 12/15/2050	1,988,000	1,990,601
3.45%, 02/15/2024	191,000	206,018
3.50%, 03/15/2027	4,955,000	5,655,169
4.45%, 02/15/2044	126,000	164,459
4.65%, 08/15/2043	3,500,000	4,725,383
Vistra Operations Co. LLC
3.55%, 07/15/2024(3)	8,460,000	9,160,179
WEC Energy Group, Inc.
3.55%, 06/15/2025	726,000	809,097
Wisconsin Electric Power Co.
3.10%, 06/01/2025	285,000	311,362
Xcel Energy, Inc.
3.35%, 12/01/2026	5,105,000	5,757,423

Total Utilities		578,694,654

Total Corporate Bonds (Cost: $4,913,798,613)		5,391,638,315

Government Related – 16.52%
Other Government Related – 2.03%
Abu Dhabi Government International Bond
0.75%, 09/02/2023(3)	6,926,000	6,943,315
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610,000	725,876
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	2,240,797
Atlanta Independent School System
5.56%, 03/01/2026	535,000	655,910
Bay Area Toll Authority
2.57%, 04/01/2031	6,700,000	7,225,414
6.26%, 04/01/2049	1,650,000	2,842,240
Bermuda Government International Bond
2.38%, 08/20/2030(3)	1,765,000	1,851,044
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	969,131
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	2,114,198
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,237,301
Clark County School District
5.51%, 06/15/2024	3,000,000	3,196,470
Colombia Government International Bond
3.88%, 04/25/2027	7,446,000	8,287,398

4.00%, 02/26/2024	4,708,000	5,090,525
4.13%, 05/15/2051	1,050,000	1,168,125
4.38%, 07/12/2021	1,000,000	1,018,550
4.50%, 01/28/2026	1,192,000	1,349,940
5.00%, 06/15/2045	2,872,000	3,503,840
5.63%, 02/26/2044	200,000	259,000
7.38%, 09/18/2037	2,150,000	3,136,312
Corp. Andina de Fomento
2.13%, 09/27/2021	2,630,000	2,659,640
2.75%, 01/06/2023	1,125,000	1,165,084
3.25%, 02/11/2022	1,230,000	1,262,866
4.38%, 06/15/2022	2,735,000	2,877,247
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	117,178
Curators of the University of Missouri
5.96%, 11/01/2039	3,445,000	4,833,438
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875,000	1,300,652
Eaton Community City School District
5.39%, 08/25/2027	275,000	275,558
Export-Import Bank of India
3.88%, 02/01/2028(3)	3,480,000	3,828,955
Fannie Mae
0.88%, 08/05/2030	3,585,000	3,518,820
1.63%, 01/07/2025	6,247,000	6,581,674
1.88%, 09/24/2026	520,000	562,105
2.25%, 04/12/2022	6,542,000	6,724,382
2.63%, 09/06/2024	5,221,000	5,677,264
6.25%, 05/15/2029(7)	630,000	898,164
6.63%, 11/15/2030(7)	2,300,000	3,480,657
7.13%, 01/15/2030(7)	1,500,000	2,289,383
Fannie Mae Principal Strip
0.00%, 05/15/2030	929,000	820,186
Federal Home Loan Banks
4.00%, 10/24/2029	2,000,000	2,504,864
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,709,000	5,727,041
6.75%, 09/15/2029	625,000	937,927
Finnvera OYJ
2.38%, 06/04/2025(3)	600,000	647,086
Hydro-Quebec
8.05%, 07/07/2024	638,000	796,479
8.40%, 01/15/2022	826,000	892,120
9.40%, 02/01/2021	186,000	187,226
Indonesia Government International Bond
4.13%, 01/15/2025(3)	1,325,000	1,481,270
4.45%, 02/11/2024	1,130,000	1,250,971
5.88%, 01/15/2024(3)	1,300,000	1,492,816
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	645,000	654,552
Israel Government AID Bond
0.00%, 09/15/2023	1,837,000	1,808,565
0.00%, 11/01/2024	1,000,000	973,124
5.50%, 09/18/2033	619,000	906,178
Japan Finance Organization for Municipalities
1.75%, 09/05/2024(3)	200,000	208,605
2.13%, 04/13/2021(3)	400,000	401,895
2.13%, 10/25/2023(3)	3,400,000	3,552,835
2.63%, 04/20/2022(3)	6,000,000	6,170,818
3.25%, 04/24/2023(3)	1,000,000	1,063,862
Los Angeles Department of Water & Power Power System Revenue
6.60%, 07/01/2050	2,400,000	4,467,072
Mexico Government International Bond
2.66%, 05/24/2031	2,579,000	2,639,735
3.60%, 01/30/2025	868,000	966,666
3.75%, 01/11/2028	3,517,000	3,951,561
3.77%, 05/24/2061	4,332,000	4,511,778
4.13%, 01/21/2026	1,014,000	1,164,833
4.35%, 01/15/2047	42,000	47,880
4.50%, 01/31/2050	1,275,000	1,493,344
4.60%, 01/23/2046	1,494,000	1,746,112
4.60%, 02/10/2048	1,482,000	1,737,660
4.75%, 03/08/2044	2,340,000	2,781,675
5.75%, 10/12/2110	588,000	782,040
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	95,000	95,000
3.75%, 07/01/2034	55,000	55,974
New Jersey Transportation Trust Fund Authority
4.13%, 06/15/2042	1,100,000	1,139,468
5.75%, 12/15/2028	5,100,000	6,059,106
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	9,585,123
New York State Dormitory Authority
3.19%, 02/15/2043	6,730,000	7,338,930
5.60%, 03/15/2040	260,000	363,002
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000,000	2,735,300
North American Development Bank
2.40%, 10/26/2022	684,000	704,147
North Carolina Housing Finance Agency
3.00%, 01/01/2033	1,225,000	1,237,679
North Carolina State Education Assistance Authority
0.00% (3 Month LIBOR USD + 0.80%), 07/25/2036(2)(4)	8,600,000	8,574,200
Ohio State University
4.05%, 12/01/2056	406,000	528,766
4.80%, 06/01/2111	1,102,000	1,602,286
Panama Government International Bond
3.87%, 07/23/2060	859,000	1,011,472
4.50%, 04/16/2050	1,610,000	2,064,825
Peruvian Government International Bond
2.39%, 01/23/2026	3,803,000	4,055,938

2.78%, 12/01/2060	988,000	996,892
5.63%, 11/18/2050	190,000	298,775
Port Authority of New York & New Jersey
4.46%, 10/01/2062	2,065,000	2,747,152
5.65%, 11/01/2040	435,000	623,873
5.65%, 11/01/2040	1,260,000	1,807,079
Province of Manitoba Canada
2.13%, 06/22/2026	400,000	430,500
Qatar Government International Bond
2.38%, 06/02/2021(3)	829,000	835,632
3.40%, 04/16/2025(3)	6,388,000	7,042,770
4.40%, 04/16/2050(3)	513,000	668,311
4.82%, 03/14/2049(3)	1,200,000	1,637,256
5.10%, 04/23/2048(3)	3,140,000	4,414,055
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270,000	3,491,870
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403,000	461,032
Romanian Government International Bond
5.13%, 06/15/2048(3)	5,000,000	6,387,500
6.75%, 02/07/2022	250,000	266,600
Saudi Government International Bond
2.88%, 03/04/2023(3)	5,560,000	5,820,208
4.00%, 04/17/2025(3)	3,200,000	3,573,984
St Johns County Industrial Development Authority
2.54%, 10/01/2030	10,000,000	10,248,200
State of California
7.30%, 10/01/2039	275,000	453,923
7.50%, 04/01/2034	5,540,000	9,233,296
State of Illinois
5.00%, 10/01/2022	685,000	728,217
5.00%, 11/01/2022	10,340,000	10,916,869
5.10%, 06/01/2033	3,245,000	3,492,301
State of Israel
3.38%, 01/15/2050	3,538,000	3,911,330
Tennessee Valley Authority
0.75%, 05/15/2025	5,562,000	5,632,096
2.88%, 02/01/2027	1,000,000	1,126,475
4.25%, 09/15/2065	1,720,000	2,589,197
4.63%, 09/15/2060	1,308,000	2,058,539
5.50%, 06/15/2038	57,000	86,114
5.88%, 04/01/2036	2,967,000	4,565,374
7.13%, 05/01/2030	1,615,000	2,462,537
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000,000	1,817,923
0.00%, 03/15/2032	1,514,000	1,255,435
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847,000	1,785,628
0.00%, 06/15/2035	258,000	191,756
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810,000	2,063,708
Three Rivers Local School District
5.21%, 09/15/2027	285,000	285,778
Tokyo Metropolitan Government
2.00%, 05/17/2021(3)	2,400,000	2,414,699
2.50%, 06/08/2022(3)	5,000,000	5,140,400
3.25%, 06/01/2023(3)	1,200,000	1,276,243
University of Virginia
4.18%, 09/01/2117	1,540,000	2,052,543
Uruguay Government International Bond
4.98%, 04/20/2055	2,590,000	3,593,625
5.10%, 06/18/2050	1,150,000	1,610,000
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	295,225
Westlake City School District
5.23%, 12/01/2026	430,000	431,135

Total Other Government Related		332,010,500

U.S. Treasury Obligations – 14.49%
U.S. Treasury Inflation Indexed Bonds
0.13%, 01/15/2022(8)	2,556,322	2,601,914
1.75%, 01/15/2028(8)	745,752	914,446
2.50%, 01/15/2029(8)	500,886	657,742
3.63%, 04/15/2028(8)	1,679,147	2,307,892
U.S. Treasury Note/Bond
0.13%, 09/30/2022	21,736,000	21,736,000
0.13%, 10/31/2022	60,171,000	60,178,051
0.13%, 11/30/2022	29,620,000	29,622,314
0.13%, 12/31/2022	4,695,000	4,695,183
0.13%, 12/15/2023	47,398,000	47,338,753
0.25%, 11/15/2023	19,421,000	19,474,104
0.25%, 07/31/2025	23,299,000	23,226,191
0.25%, 08/31/2025	15,405,000	15,352,045
0.25%, 09/30/2025	41,038,000	40,874,489
0.25%, 10/31/2025	38,776,000	38,600,296
0.38%, 11/30/2025	40,400,000	40,447,344
0.38%, 12/31/2025	29,915,000	29,931,360
0.38%, 09/30/2027	3,780,000	3,720,642
0.50%, 10/31/2027	13,749,000	13,635,141
0.63%, 11/30/2027	9,050,000	9,044,344
0.63%, 08/15/2030	10,795,000	10,518,378
0.88%, 11/15/2030	56,317,000	56,097,012
1.13%, 02/28/2021	8,000,000	8,011,841
1.13%, 05/15/2040	6,910,000	6,549,384
1.13%, 08/15/2040	9,056,000	8,559,335
1.25%, 05/15/2050	36,307,000	32,863,508
1.38%, 08/31/2023	12,000,000	12,390,937
1.38%, 11/15/2040	33,995,000	33,554,127
1.38%, 08/15/2050	36,313,000	33,929,959
1.50%, 01/31/2022	1,250,000	1,268,555
1.63%, 10/31/2023	25,000,000	26,041,016
1.63%, 08/15/2029	71,380,000	76,315,257

1.63%, 11/15/2050	22,500,000	22,366,406
1.75%, 02/28/2022	37,900,000	38,616,547
1.75%, 03/31/2022	53,000,000	54,076,563
1.75%, 01/31/2023	12,000,000	12,403,125
1.75%, 05/15/2023	17,221,000	17,874,860
1.75%, 12/31/2024	36,232,800	38,377,046
1.75%, 12/31/2026	2,230,000	2,395,682
1.88%, 11/30/2021	11,500,000	11,684,629
1.88%, 04/30/2022	2,000,000	2,046,563
2.00%, 06/30/2024	543,000	576,895
2.00%, 08/15/2025	150,100	161,645
2.00%, 11/15/2026	33,925,000	36,913,316
2.00%, 02/15/2050	34,679,000	37,584,721
2.13%, 08/15/2021	2,805,000	2,839,843
2.13%, 12/31/2022	20,450,000	21,262,408
2.13%, 02/29/2024	10,842,000	11,505,649
2.25%, 04/30/2021	1,800,000	1,812,445
2.25%, 11/15/2024	20,529,000	22,111,978
2.25%, 11/15/2025	87,521,000	95,555,155
2.25%, 11/15/2027	69,100,000	76,695,602
2.25%, 08/15/2046	26,502,100	30,191,689
2.25%, 08/15/2049	9,259,000	10,574,067
2.38%, 11/15/2049	20,832,000	24,421,451
2.50%, 05/15/2024	80,413,000	86,641,867
2.50%, 02/15/2045	97,275,000	115,787,648
2.63%, 05/15/2021	5,277,800	5,326,042
2.63%, 01/31/2026	25,000,000	27,837,891
2.75%, 05/31/2023	1,737,000	1,845,698
2.75%, 02/15/2024	1,000,000	1,080,078
2.75%, 11/15/2042	1,200,000	1,484,203
2.75%, 08/15/2047	6,887,000	8,617,359
2.75%, 11/15/2047	6,648,000	8,326,360
2.88%, 04/30/2025	840,000	933,122
2.88%, 05/31/2025	5,392,000	5,998,389
2.88%, 05/15/2043	132,860,000	167,673,472
2.88%, 08/15/2045	7,800,000	9,905,695
2.88%, 05/15/2049	52,836,000	68,080,011
3.00%, 11/15/2044	1,585,000	2,047,622
3.00%, 05/15/2047	3,861,000	5,046,599
3.00%, 02/15/2048	870,000	1,139,870
3.00%, 02/15/2049	2,144,000	2,822,543
3.13%, 05/15/2021	4,592,000	4,642,225
3.13%, 11/15/2028	40,475,000	47,898,052
3.13%, 02/15/2043	18,100,000	23,700,395
3.13%, 05/15/2048	24,938,000	33,411,075
3.38%, 05/15/2044	5,115,000	6,982,774
3.38%, 11/15/2048	30,280,000	42,448,775
3.63%, 08/15/2043	16,350,000	23,052,223
3.63%, 02/15/2044	32,750,000	46,296,475
3.75%, 11/15/2043	40,350,000	57,981,058
4.38%, 11/15/2039	11,454,000	17,298,672
4.38%, 05/15/2041	1,500,000	2,296,113
4.75%, 02/15/2037	23,248,000	35,403,253
5.00%, 05/15/2037	8,604,000	13,470,974
8.00%, 11/15/2021	4,414,000	4,714,014
8.13%, 05/15/2021	1,718,000	1,767,929
U.S. Treasury Strip Coupon
0.00%, 08/15/2021	9,469,000	9,462,898
0.00%, 11/15/2021	4,679,000	4,674,849
0.00%, 02/15/2022	25,367,000	25,329,363
0.00%, 05/15/2022	18,154,000	18,130,244
0.00%, 08/15/2022	4,975,000	4,965,149
0.00%, 11/15/2022	25,950,000	25,886,979
0.00%, 08/15/2023	22,550,000	22,434,716
0.00%, 11/15/2023	23,218,000	23,096,522
0.00%, 02/15/2024	12,206,000	12,128,147
0.00%, 05/15/2024	21,322,000	21,138,365
0.00%, 08/15/2024	1,834,000	1,815,616
0.00%, 11/15/2024	6,105,000	6,032,013
0.00%, 02/15/2025	799,000	787,447
0.00%, 05/15/2025	3,279,000	3,222,236
0.00%, 08/15/2027	4,314,000	4,117,654
0.00%, 11/15/2027	4,607,000	4,362,622
0.00%, 02/15/2031	12,590,000	11,250,047
0.00%, 11/15/2034	2,487,000	2,062,265
0.00%, 02/15/2035	1,824,000	1,505,220
0.00%, 05/15/2035	1,920,000	1,575,715
0.00%, 08/15/2035	175,000	142,913
0.00%, 05/15/2036	121,000	97,241
0.00%, 05/15/2039	455,000	343,041
0.00%, 08/15/2041	1,225,000	881,134

Total U.S. Treasury Obligations		2,369,906,717

Total Government Related (Cost: $2,509,513,854)		2,701,917,217

Mortgage-Backed Obligations – 33.93%
20 Times Square Trust 2018-20TS
3.10%, 05/15/2035, Series 2018-20TS, Class D(3)(5)	5,204,000	5,048,291
ACRC Holdings LLC
7.08% (1 Month LIBOR USD + 4.60%), 12/22/2021(2)(12)	6,515,000	6,515,000
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	1,811,564	1,896,446
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034, Series 2004-2CB, Class 1A9	440,319	445,565
Alternative Loan Trust 2005-1CB
6.95% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 03/25/2035, Series 2005-1CB, Class 1A6(2)(4)	129,422	20,983
Alternative Loan Trust 2005-20CB
4.60% (1 Month LIBOR USD + 4.75%, 4.75% Cap), 07/25/2035, Series 2005-20CB, Class 3A8(2)(4)	448,909	65,370
Alternative Loan Trust 2005-22T1
4.92% (1 Month LIBOR USD + 5.07%, 5.07% Cap), 06/25/2035, Series 2005-22T1, Class A2(2)(4)	532,108	90,412
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035, Series 2005-28CB, Class 1A4	187,582	185,637

6.00%, 08/25/2035, Series 2005-28CB, Class 3A5	6,780	4,442
Alternative Loan Trust 2005-37T1
4.90% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 09/25/2035, Series 2005-37T1, Class A2(2)(4)	1,794,491	294,751
Alternative Loan Trust 2005-54CB
4.70% (1 Month LIBOR USD + 4.85%, 4.85% Cap), 11/25/2035, Series 2005-54CB, Class 1A2(2)(4)	646,056	104,601
5.50%, 11/25/2035, Series 2005-54CB, Class 1A7	2,307	2,280
5.50%, 11/25/2035, Series 2005-54CB, Class 1A11	163,519	156,339
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035, Series 2005-64CB, Class 1A9	73,060	72,176
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036, Series 2006-28CB, Class A17	60,565	44,236
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022, Series 2006-43CB, Class 2A1	2,683	2,698
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035, Series 2006-1, Class A5(3)(5)	1,926	2,016
Antler Mortgage Trust 2018-RTL1
4.34%, 07/25/2022, Series 2018-RTL1, Class A1(3)	4,484,838	4,493,186
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036, Series 2011-1, Class 2A35(3)	118,393	111,376
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049, Series 2016-1A, Class AS(3)	9,100,000	9,673,530
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030, Series 2012-PARK, Class A(3)	809,000	843,806
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/15/2046, Series 2014-520M, Class C(3)(5)	1,200,000	1,287,532
BAMLL Re-REMIC Trust 2013-FRR2
0.00%, 09/26/2022, Series 2013-FRR2, Class A(3)	4,000,000	3,734,299
BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/27/2045, Series 2014-FRR5, Class AK30(3)	6,300,000	5,864,505
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049, Series 2004-6, Class 15PO	964	760
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035, Series 2005-11, Class 1CB4	7,585	7,585
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035, Series 2005-5, Class 1CB1	24,416	24,619
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035, Series 2005-9, Class 1CB3	12,280	12,205
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046, Series 2006-5, Class CB7	29,206	28,423
Banc of America Alternative Loan Trust 2007-1
4.52%, 04/25/2022, Series 2007-1, Class 1A1(5)	13,929	13,326
Banc of America Commercial Mortgage Trust 2006-5
0.68%, 09/10/2047, Series 2006-5, Class XC(3)(5)	115,528	774
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034, Series 2004-1, Class PO	21,045	16,804
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034, Series 2004-2, Class 1CB1	1,490,892	1,614,607
Banc of America Funding 2004-C Trust
3.23%, 12/20/2034, Series 2004-C, Class 1A1(5)	33,385	33,737
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035, Series 2005-6, Class 2A7	21,411	20,888
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035, Series 2005-7, Class 30PO	18,261	17,092
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036, Series 2005-8, Class 30PO	8,601	6,443
Banc of America Funding 2005-C Trust
0.39% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.00% Cap), 05/20/2035, Series 2005-C, Class A1(2)	1,367,913	1,374,243
Banc of America Funding 2005-E Trust
3.05%, 03/20/2035, Series 2005-E, Class 4A1(5)	3,316	3,370
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036, Series 2006-1, Class XPO	9,072	6,515
Banc of America Mortgage 2003-C Trust
4.00%, 04/25/2033, Series 2003-C, Class 3A1(5)	11,050	11,031
BANK 2017-BNK4
3.63%, 05/15/2050, Series 2017-BNK4, Class A4	6,790,000	7,758,189
BANK 2017-BNK8
3.49%, 11/15/2050, Series 2017-BNK8, Class A4	12,745,000	14,540,661
BANK 2017-BNK9
3.54%, 11/15/2054, Series 2017-BNK9, Class A4	6,100,000	6,990,050
BANK 2019-BNK21
2.85%, 10/17/2052, Series 2019-BN21, Class A5	2,742,000	3,034,069
BANK 2020-BNK27
2.14%, 04/15/2063, Series 2020-BN27, Class A5	1,538,000	1,613,880
BANK 2020-BNK28
1.84%, 03/15/2063, Series 2020-BN28, Class A4	2,047,000	2,093,399
BANK 2020-BNK29
2.00%, 11/15/2053, Series 2020-BN29, Class A4	10,775,000	11,157,824
BANK 2020-BNK30
1.93%, 12/10/2053, Series 2020-BN30, Class A4	1,681,000	1,729,759
Bayview Financing Trust
3.15%, 11/10/2022, Series 2020-3F, Class A(3)(5)(12)	12,460,000	12,460,000
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051, Series 2018-C2, Class A4	20,000,000	23,251,780
BB-UBS Trust
2.89%, 06/05/2030, Series 2012-TFT, Class A(3)	568,000	554,445
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036, Series 2012-SHOW, Class A(3)	4,602,000	4,794,748
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034, Series 2009-RR5, Class 8A1(3)(5)	13,028	13,043
Bear Stearns ALT-A Trust 2005-7
0.69% (1 Month LIBOR USD + 0.54%, 0.54% Floor, 11.50% Cap), 08/25/2035, Series 2005-7, Class 12A1(2)	37,654	37,635
Bear Stearns ARM Trust 2003-2
2.56%, 01/25/2033, Series 2003-2, Class A5(3)(5)	95,248	96,288
Bear Stearns ARM Trust 2003-7
2.60%, 10/25/2033, Series 2003-7, Class 3A(5)	5,471	5,264
Bear Stearns ARM Trust 2004-2
3.50%, 05/25/2034, Series 2004-2, Class 14A(5)	41,743	40,464
Bear Stearns ARM Trust 2006-1
2.37% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036, Series 2006-1, Class A1(2)	111,303	113,644
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034, Series 2004-AC2, Class 2A	19,072	18,849

Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.56%, 12/11/2038, Series 2006-PW14, Class X1(3)(5)	308,214	3
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.01%, 01/12/2045, Series 2007-T26, Class X1(3)(5)	10,615,126	2,721
Bellemeade Re 2018-1 Ltd.
1.75% (1 Month LIBOR USD + 1.60%), 04/25/2028, Series 2018-1A, Class M1B(2)(3)	1,650,270	1,647,710
Bellemeade Re 2018-2 Ltd.
1.75% (1 Month LIBOR USD + 1.60%), 08/25/2028, Series 2018-2A, Class M1C(2)(3)	847,148	848,455
Bellemeade Re 2018-3 Ltd.
2.00% (1 Month LIBOR USD + 1.85%, 1.85% Floor), 10/25/2028, Series 2018-3A, Class M1B(2)(3)	1,833,624	1,830,077
Bellemeade Re 2019-3 Ltd.
1.25% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 07/25/2029, Series 2019-3A, Class M1A(2)(3)	1,211,147	1,211,147
1.75% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 07/25/2029, Series 2019-3A, Class M1B(2)(3)	3,600,000	3,602,859
Bellemeade Re 2020-1 Ltd.
2.80% (1 Month LIBOR USD + 2.65%), 06/25/2030, Series 2020-1A, Class M1A(2)(3)	1,273,024	1,276,189
3.55% (1 Month LIBOR USD + 3.40%), 06/25/2030, Series 2020-1A, Class M1B(2)(3)	690,000	697,085
Bellemeade Re 2020-2 Ltd.
2.45% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 08/26/2030, Series 2020-2A, Class M1A(2)(3)	785,000	787,215
3.35% (1 Month LIBOR USD + 3.20%, 3.20% Floor), 08/26/2030, Series 2020-2A, Class M1B(2)(3)	625,000	631,644
Benchmark 2019-B15 Mortgage Trust
2.67%, 12/15/2072, Series 2019-B15, Class A4	30,000,000	32,467,317
Benchmark 2020-B16 Mortgage Trust
2.73%, 02/15/2053, Series 2020-B16, Class A5	511,000	561,363
Benchmark 2020-B17 Mortgage Trust
2.29%, 03/15/2053, Series 2020-B17, Class A5	3,637,000	3,870,463
Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053, Series 2020-B19, Class A4	21,500,000	21,523,469
1.85%, 09/15/2053, Series 2020-B19, Class A5	5,977,466	6,130,907
Benchmark 2020-B20 Mortgage Trust
2.03%, 10/15/2053, Series 2020-B20, Class A5	3,735,000	3,886,307
Benchmark 2020-B21 Mortgage Trust
1.98%, 12/17/2053, Series 2020-B21, Class A5	5,412,000	5,590,950
Benchmark 2020-B22 Mortgage Trust
1.97%, 01/15/2054, Series 2020-B22, Class A5	4,844,000	5,005,020
BX Commercial Mortgage Trust 2020-BXLP
0.96% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 12/15/2036, Series 2020-BXLP, Class A(2)(3)	13,487,655	13,491,838
CD 2006-CD3 Mortgage Trust
0.66%, 10/15/2048, Series 2006-CD3, Class XS(3)(5)	1,683,140	3,890
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057, Series 2019-CD8, Class A3	20,000,000	21,250,710
Chase Mortgage Finance Trust Series 2006-A1
3.26%, 09/25/2036, Series 2006-A1, Class 2A3(5)	95,473	87,112
Chase Mortgage Finance Trust Series 2007-A1
3.17%, 02/25/2037, Series 2007-A1, Class 2A1(5)	45,792	45,896
3.20%, 02/25/2037, Series 2007-A1, Class 1A3(5)	27,372	27,349
3.37%, 02/25/2037, Series 2007-A1, Class 9A1(5)	27,270	27,063
3.39%, 02/25/2037, Series 2007-A1, Class 7A1(5)	7,782	7,827
Chase Mortgage Finance Trust Series 2007-A2
2.77%, 06/25/2035, Series 2007-A2, Class 2A1(5)	37,845	37,966
3.50%, 06/25/2035, Series 2007-A2, Class 1A1(5)	19,769	19,105
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032, Series 2002-18, Class PO	5,602	5,103
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034, Series 2004-3, Class A26	21,585	21,987
5.75%, 04/25/2034, Series 2004-3, Class A4	14,706	15,015
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034, Series 2004-5, Class 1A4	97,837	101,191
CHL Mortgage Pass-Through Trust 2004-7
3.58%, 06/25/2034, Series 2004-7, Class 2A1(5)	5,916	6,220
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2021, Series 2004-8, Class 2A1	1,517	1,560
CHL Mortgage Pass-Through Trust 2004-HYB1
2.84%, 05/20/2034, Series 2004-HYB1, Class 2A(5)	8,707	8,680
CHL Mortgage Pass-Through Trust 2004-HYB3
3.00%, 06/20/2034, Series 2004-HYB3, Class 2A(5)	52,669	52,388
CHL Mortgage Pass-Through Trust 2004-HYB6
2.74%, 11/20/2034, Series 2004-HYB6, Class A3(5)	30,485	30,597
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035, Series 2005-14, Class A2	18,610	15,623
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035, Series 2005-16, Class A23	7,568	6,792
CHL Mortgage Pass-Through Trust 2005-22
2.71%, 11/25/2035, Series 2005-22, Class 2A1(5)	125,322	117,653
CIM Trust 2017-6
3.02%, 06/25/2057, Series 2017-6, Class A1(3)(5)	3,603,610	3,608,145
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021, Series 2006-1, Class 2A1	1,381	1,393
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036, Series 2006-4, Class 1A2	39,983	40,977
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047, Series 2014-GC19, Class A3	3,833,033	4,140,560
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047, Series 2014-GC21, Class A4	3,225,515	3,405,032
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047, Series 2014-GC23, Class A3	9,634,692	10,433,612
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048, Series 2015-GC29, Class A3	9,951,564	10,613,975
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058, Series 2015-GC33, Class A4	717,000	805,903
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049, Series 2016-C1, Class A3	10,100,000	10,816,748
Citigroup Commercial Mortgage Trust 2016-C3
3.15%, 11/15/2049, Series 2016-C3, Class A4	2,764,000	3,079,352
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049, Series 2016-GC37, Class A3	12,592,587	13,354,450
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049, Series 2016-P6, Class A5(5)	2,783,000	3,188,001
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050, Series 2017-P7, Class A3	16,000,000	18,015,760
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050, Series 2017-P8, Class A3	21,000,000	23,086,255

Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051, Series 2018-B2, Class A3	22,000,000	25,226,997
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072, Series 2019-C7, Class A3	10,000,000	10,864,404
3.10%, 12/15/2072, Series 2019-C7, Class A4	5,196,000	5,862,021
Citigroup Commercial Mortgage Trust 2020-GC46
2.72%, 02/15/2053, Series 2020-GC46, Class A5	13,520,000	14,824,136
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033, Series 2003-UP2, Class PO1	142	129
2.60%, 09/25/2033, Series 2003-HYB1, Class A(5)	46,666	47,528
7.00%, 06/25/2033, Series 2003-UP2, Class A2(1)	12,481	12,956
Citigroup Mortgage Loan Trust 2009-10
2.78%, 09/25/2033, Series 2009-10, Class 1A1(3)(5)	129,149	129,761
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058, Series 2015-A, Class B2(3)(5)	396,148	417,699
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068, Series 2018-A, Class A1(3)(5)	2,140,349	2,149,519
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033, Series 2003-1, Class PO3	3,859	3,541
0.00%, 10/25/2033, Series 2003-1, Class PO2	848	747
2.35%, 02/25/2035, Series 2005-1, Class 2A1A(5)	20,672	18,624
2.63%, 08/25/2034, Series 2004-UST1, Class A6(5)	5,854	5,624
2.94%, 08/25/2035, Series 2005-5, Class 1A2(5)	59,394	47,180
5.25%, 10/25/2033, Series 2003-1, Class 2A5	12,017	12,308
5.50%, 05/25/2035, Series 2005-2, Class 2A11	91,819	95,089
5.50%, 11/25/2035, Series 2005-9, Class 2A2	274	274
6.00%, 11/25/2035, Series 2005-9, Class 22A2	1,883,765	1,929,180
7.00%, 09/25/2033, Series 2003-UP3, Class A3	2,767	2,826
COBALT CMBS Commercial Mortgage Trust 2006-C1
0.52%, 08/15/2048, Series 2006-C1, Class IO(5)	85,354	48
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045, Series 2012-CR1, Class A3	3,783,014	3,858,823
COMM 2012-CCRE2 Mortgage Trust
1.62%, 08/15/2045, Series 2012-CR2, Class XA(5)	2,619,763	47,026
3.15%, 08/15/2045, Series 2012-CR2, Class A4	9,614,464	9,922,895
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030, Series 2013-300P, Class A1(3)	516,000	552,116
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046, Series 2013-CR10, Class A3	4,113,981	4,417,452
COMM 2013-CCRE11 Mortgage Trust
4.26%, 08/10/2050, Series 2013-CR11, Class A4	8,100,000	8,842,406
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046, Series 2013-CR12, Class A3	9,308,032	9,857,932
COMM 2013-CCRE7 Mortgage Trust
3.21%, 03/10/2046, Series 2013-CR7, Class A4	1,225,913	1,290,030
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045, Series 2013-CR9, Class A3	3,059,736	3,282,840
COMM 2013-SFS Mortgage Trust
2.99%, 04/12/2035, Series 2013-SFS, Class A2(3)(5)	708,000	707,876
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047, Series 2014-CR15, Class A2	1,799,555	1,794,313
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047, Series 2014-CR19, Class A5	17,769,300	19,610,146
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047, Series 2014-CR20, Class A3	12,000,000	12,800,429
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047, Series 2014-UBS4, Class A2	417,521	419,105
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048, Series 2015-CR24, Class A4	7,246,822	8,001,453
3.70%, 08/10/2048, Series 2015-CR24, Class A5	770,833	865,015
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048, Series 2015-CR25, Class A3	10,685,803	11,581,665
3.76%, 08/10/2048, Series 2015-CR25, Class A4	2,437,000	2,740,034
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048, Series 2015-LC23, Class A4	4,039,090	4,495,916
COMM 2018-HOME Mortgage Trust
3.82%, 04/10/2033, Series 2018-HOME, Class A(3)(5)	10,975,000	12,219,640
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(3)	6,090,000	6,011,585
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.01%, 01/15/2049, Series 2007-C2, Class AX(3)(5)	1,822,540	18
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033, Series 2003-23, Class 1P	35,378	29,794
3.38%, 06/25/2033, Series 2003-AR15, Class 3A1(5)	22,665	22,821
5.25%, 09/25/2033, Series 2003-21, Class 1A4	38,535	39,785
5.25%, 09/25/2034, Series 2004-5, Class 3A1	9,388	8,627
6.72%, 02/25/2033, Series 2003-1, Class DB1(5)	63,451	64,621
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048, Series 2015-C4, Class A3	7,447,431	8,169,653
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049, Series 2016-C7, Class A5	1,882,000	2,093,395
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050, Series 2017-C8, Class A3	15,525,000	16,780,401
CSAIL 2019-C16 Commercial Mortgage Trust
3.33%, 06/15/2052, Series 2019-C16, Class A3	1,299,000	1,466,358
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.25%, 11/25/2033, Series 2003-27, Class 5A3	18,632	18,898
5.25%, 11/25/2033, Series 2003-27, Class 5A4	21,632	22,137
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034, Series 2004-4, Class 2A4	28,759	29,976
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034, Series 2004-8, Class 1A4	74,802	76,339
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035, Series 2005-10, Class AP	6,942	4,861
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035, Series 2005-9, Class AP	12,541	10,393
5.50%, 10/25/2035, Series 2005-9, Class DX	162,524	1,890
CSMA SFR Holdings II A-1
3.50%, 07/25/2023(12)	6,421,705	6,415,284
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D(3)	3,000,000	2,476,611

CSMC 2018-RPL9 Trust
3.85%, 09/25/2057, Series 2018-RPL9, Class A(3)(5)	6,794,962	7,329,464
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(3)(5)	3,397,137	3,400,718
CSMC 2020-RPL6 Trust
2.69%, 12/31/2049, Series 2020-RPL6, Class A1(3)	5,040,000	5,041,938
CSMC SER 2020-11R
0.00%, 04/28/2038(3)(5)(12)	6,225,000	6,225,000
CSMCM 2018-RPL4 Trust
3.75%, 05/25/2058(3)(5)	3,522,389	3,590,460
CSMCM 2018-RPL9 Trust
3.08%, 09/25/2057, Series 2018-RPL9, Class CERT(3)(12)	2,840,811	2,708,145
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049, Series 2016-C1, Class A3A	15,000,000	15,973,609
DBJPM 20-C9 Mortgage Trust
1.64%, 09/15/2053, Series 2020-C9, Class A4	20,600,000	20,864,811
DBUBS 2011-LC2 Mortgage Trust
0.96%, 07/10/2044, Series 2011-LC2A, Class XA(3)(5)	1,703,552	436
Deephaven Residential Mortgage Trust 2017-1
3.49%, 12/26/2046, Series 2017-1A, Class A3(3)(5)	114,114	114,679
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-1
5.28%, 02/25/2021, Series 2005-1, Class 2A1(5)	10,638	10,577
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034, Series 2004-4, Class 1A6(1)	81	83
Eagle RE 2018-1 Ltd.
1.85% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/25/2028, Series 2018-1, Class M1(2)(3)	1,514,166	1,512,847
Eagle RE 2019-1 Ltd.
1.95% (1 Month LIBOR USD + 1.80%), 04/25/2029, Series 2019-1, Class M1B(2)(3)	866,253	862,215
Fannie Mae
2.00%, 01/01/2036(9)	17,315,000	18,099,710
2.00%, 01/01/2051(9)	276,435,000	287,114,104
2.00%, 02/01/2051(9)	113,000,000	117,157,901
2.50%, 01/01/2051(9)	33,015,000	34,797,251
2.50%, 02/01/2051(9)	5,000,000	5,260,736
3.00%, 01/01/2051(9)	53,830,000	56,390,819
3.50%, 01/01/2051(9)	18,210,000	19,246,621
4.00%, 01/01/2051(9)	13,045,000	13,930,610
4.50%, 01/01/2051(9)	1,905,000	2,064,432
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039, Series 1999-T2, Class A1(5)	55,429	60,337
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040, Series 2001-T3, Class A1	88,923	100,559
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042, Series 2002-T16, Class A2	98,997	120,199
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044, Series 2004-T1, Class 1A2	19,975	23,534
Fannie Mae Grantor Trust 2004-T2
3.91%, 07/25/2043, Series 2004-T2, Class 2A(5)	86,120	90,713
7.50%, 11/25/2043, Series 2004-T2, Class 1A4	170,420	201,018
Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044, Series 2004-T3, Class 1A2	255,149	301,500
7.00%, 02/25/2044, Series 2004-T3, Class 1A3	104,525	125,313
10.26%, 01/25/2044, Series 2004-T3, Class PT1(5)	20,664	25,217
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027, Series 2017-T1, Class A	6,526,734	7,211,747
Fannie Mae Interest Strip
0.00%, 09/25/2024, Series 300, Class 1	28,986	28,387
0.00%, 01/25/2033, Series 329, Class 1	6,829	6,460
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/25/2042, Series 412, Class F2(2)	501,249	504,782
0.70% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2042, Series 411, Class F1(2)	1,149,023	1,153,021
5.00%, 12/25/2033, Series 345, Class 6(5)	9,319	1,311
5.50%, 05/25/2036, Series 365, Class 8	35,158	7,160
5.50%, 08/25/2036, Series 374, Class 5	23,618	4,243
5.50%, 04/25/2037, Series 393, Class 6	10,311	1,541
6.00%, 01/25/2038, Series 383, Class 33	23,364	4,534
7.50%, 04/25/2023, Series 218, Class 2	296	19
9.00%, 03/25/2024, Series 265, Class 2	250	270
Fannie Mae Pool
0.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 97.76% Cap), 01/01/2023(2)	1,357,516	1,355,790
0.63% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 98.56% Cap), 09/01/2024(2)	3,402,948	3,396,387
0.95% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 98.04% Cap), 03/01/2022(2)	851,723	850,501
1.52% (6 Month LIBOR USD + 1.23%, 1.23% Floor, 12.61% Cap), 09/01/2036(2)	78,160	80,251
1.56%, 01/01/2031	2,275,000	2,334,190
1.87% (6 Month LIBOR USD + 1.30%, 1.30% Floor, 11.97% Cap), 07/01/2037(2)	43,578	44,962
1.95% (6 Month LIBOR USD + 1.48%, 1.46% Floor, 12.72% Cap), 02/01/2037(2)	43,676	45,216
1.96% (6 Month LIBOR USD + 1.51%, 1.51% Floor, 10.88% Cap), 01/01/2035(2)	127,701	131,975
1.97% (6 Month LIBOR USD + 1.45%, 1.46% Floor, 12.58% Cap), 01/01/2037(2)	37,788	39,026
1.99% (1 Year LIBOR USD + 1.49%, 1.49% Floor, 10.29% Cap), 11/01/2033(2)	29,007	29,171
2.00%, 08/01/2031	2,107,054	2,212,593
2.01% (6 Month LIBOR USD + 1.55%, 1.55% Floor, 11.01% Cap), 02/01/2035(2)	3,472	3,587
2.02% (1 Year LIBOR USD + 1.49%, 1.49% Floor, 9.96% Cap), 10/01/2034(2)	7,745	8,021
2.07% (6 Month LIBOR USD + 1.20%, 1.20% Floor, 10.38% Cap), 08/01/2034(2)	27,254	27,479
2.08% (1 Year LIBOR USD + 1.38%, 1.38% Floor, 11.30% Cap), 11/01/2037(2)	80,409	83,158
2.09% (1 Year LIBOR USD + 1.49%, 1.49% Floor, 10.60% Cap), 09/01/2037(2)	16,869	17,155
2.10% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 10.57% Cap), 09/01/2035(2)	15,877	16,249
2.11% (1 Year LIBOR USD + 1.49%, 1.49% Floor, 11.86% Cap), 09/01/2037(2)	3,492	3,474
2.12% (1 Year LIBOR USD + 1.62%, 1.62% Floor, 9.98% Cap), 08/01/2034(2)	11,911	12,083
2.12% (1 Year CMT Index + 2.00%, 2.00% Floor, 9.11% Cap), 11/01/2034(2)	4,129	4,134
2.14% (1 Year LIBOR USD + 1.27%, 1.27% Floor, 9.89% Cap), 05/01/2035(2)	8,858	8,902
2.16% (1 Year LIBOR USD + 1.63%, 1.63% Floor, 11.27% Cap), 09/01/2036(2)	36,056	37,620
2.17% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.42% Cap), 07/01/2034(2)	1,444	1,442
2.22% (1 Year LIBOR USD + 1.47%, 1.47% Floor, 10.72% Cap), 07/01/2037(2)	7,729	7,768
2.23% (1 Year LIBOR USD + 1.82%, 1.82% Floor, 10.94% Cap), 12/01/2036(2)	44,319	44,947
2.23% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 9.88% Cap), 11/01/2034(2)	5,749	5,765
2.27% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 10.97% Cap), 09/01/2034(2)	774	779
2.28% (6 Month LIBOR USD + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033(2)	27,957	28,095
2.28%, 12/01/2022	936,307	959,401
2.29%, 10/01/2026	9,894,218	10,607,050
2.29% (1 Year CMT Index + 2.05%, 2.05% Floor, 10.67% Cap), 11/01/2037(2)	44,654	47,074
2.31% (1 Year LIBOR USD + 1.68%, 1.68% Floor, 11.09% Cap), 09/01/2036(2)	76,655	79,525
2.32%, 12/01/2022	342,180	350,796

2.32% (1 Year LIBOR USD + 1.82%, 1.82% Floor, 10.99% Cap), 09/01/2036(2)	29,931	30,087
2.32% (1 Year LIBOR USD + 1.95%, 1.95% Floor, 12.32% Cap), 11/01/2036(2)	422	422
2.34%, 12/01/2022	2,161,890	2,217,141
2.34%, 01/01/2023	1,247,640	1,281,309
2.34% (11th District Cost of Funds Index + 1.25%, 1.92% Floor, 12.66% Cap), 09/01/2027(2)	2,572	2,600
2.35% (6 Month LIBOR USD + 1.60%, 1.60% Floor, 10.27% Cap), 09/01/2036(2)	27,067	28,110
2.37% (1 Year LIBOR USD + 1.94%, 1.94% Floor, 10.72% Cap), 12/01/2036(2)	21,264	21,328
2.37%, 11/01/2022	431,824	442,425
2.37%, 01/01/2023	994,126	1,020,939
2.38% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.62% Cap), 10/01/2036(2)	27,635	27,719
2.38%, 11/01/2022	787,759	807,232
2.40% (1 Year LIBOR USD + 1.81%, 1.81% Floor, 9.16% Cap), 09/01/2033(2)	8,655	9,050
2.40% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 10.84% Cap), 08/01/2036(2)	40,187	42,215
2.41%, 11/01/2022	141,999	145,567
2.42%, 12/01/2022	1,069,061	1,097,643
2.42%, 06/01/2023	818,437	852,916
2.42% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 10.00% Cap), 08/01/2034(2)	5,961	6,044
2.42% (1 Year LIBOR USD + 1.55%, 1.55% Floor, 11.17% Cap), 06/01/2036(2)	7,223	7,241
2.43% (1 Year LIBOR USD + 1.68%, 1.68% Floor, 11.07% Cap), 07/01/2037(2)	97,857	102,299
2.45% (1 Year CMT Index + 2.26%, 2.26% Floor, 10.76% Cap), 12/01/2037(2)	78,403	82,606
2.45%, 11/01/2022	1,371,441	1,406,872
2.45%, 02/01/2023	1,290,000	1,329,962
2.49%, 03/01/2023	735,815	761,002
2.50%, 04/01/2023	1,445,000	1,496,980
2.50%, 09/01/2027	284,804	297,664
2.50%, 04/01/2028	2,803,063	2,927,170
2.50%, 04/01/2030	1,569,153	1,673,610
2.50%, 05/01/2030	1,859,949	1,962,152
2.50%, 11/01/2031	2,615,091	2,760,449
2.50%, 12/01/2034	15,383,957	16,208,210
2.50%, 08/01/2035	6,196,526	6,526,832
2.50%, 09/01/2035	8,770,376	9,252,710
2.50%, 12/01/2036	2,776,349	2,939,433
2.50%, 01/01/2043	2,022,232	2,163,739
2.50%, 02/01/2043	885,927	948,073
2.50%, 10/01/2043	1,874,222	2,004,501
2.50%, 05/01/2046	994,971	1,054,216
2.50%, 07/01/2046	2,101,479	2,226,711
2.50%, 08/01/2046	884,610	935,215
2.50%, 10/01/2046	721,949	768,406
2.50%, 09/01/2050	3,823,399	4,062,736
2.50%, 09/01/2050	7,987,421	8,451,091
2.50%, 10/01/2050	13,066,392	13,783,855
2.50%, 11/01/2050	2,423,601	2,565,981
2.50%, 11/01/2050	8,633,677	9,107,744
2.50%, 12/01/2050	15,120,294	15,986,730
2.50% (1 Year LIBOR USD + 1.61%, 1.60% Floor, 9.35% Cap), 08/01/2033(2)	20,860	21,678
2.52%, 05/01/2023	3,302,000	3,424,024
2.52%, 11/01/2029	14,728,634	16,212,734
2.52% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.03% Cap), 07/01/2036(2)	29,436	30,002
2.53% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.49% Cap), 08/01/2036(2)	10,138	10,233
2.53% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.53% Cap), 08/01/2036(2)	15,943	16,111
2.54% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 12.16% Cap), 09/01/2037(2)	4,387	4,350
2.55%, 11/01/2022	364,868	374,757
2.55%, 11/01/2022	1,142,233	1,173,190
2.55%, 10/01/2028	9,273,940	10,196,202
2.58% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.94% Cap), 10/01/2036(2)	49,683	52,648
2.58%, 09/01/2028	3,830,000	4,220,605
2.59%, 09/01/2028	7,552,000	8,333,528
2.60%, 06/01/2022	753,944	768,789
2.60% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 11.25% Cap), 10/01/2036(2)	38,292	39,123
2.62%, 10/01/2028	9,221,059	10,178,172
2.64%, 04/01/2023	326,734	338,724
2.64%, 07/01/2023	413,000	433,320
2.65%, 08/01/2022	1,032,000	1,056,644
2.65% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 9.70% Cap), 03/01/2035(2)	14,910	14,944
2.66% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.17% Cap), 10/01/2034(2)	26,908	28,419
2.67%, 07/01/2022	624,000	638,070
2.68%, 05/01/2025	1,798,268	1,936,849
2.70%, 04/01/2023(5)	378,942	393,165
2.70%, 04/01/2025	4,748,375	5,114,738
2.72% (1 Year CMT Index + 1.88%, 1.87% Floor, 9.91% Cap), 07/01/2035(2)	6,805	6,782
2.75%, 03/01/2022	155,276	158,570
2.76%, 06/01/2022	1,560,629	1,576,948
2.76% (12 Month U.S. Treasury Average + 1.97%, 1.97% Floor, 8.61% Cap), 01/01/2036(2)	76,800	79,665
2.77% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 10.47% Cap), 06/01/2036(2)	20,414	20,801
2.77%, 06/01/2023	890,219	934,409
2.78% (1 Year LIBOR USD + 2.28%, 2.28% Floor, 10.53% Cap), 11/01/2036(2)	8,403	8,494
2.79%, 06/01/2023(5)	1,422,348	1,484,216
2.81%, 04/01/2025	2,900,000	3,145,976
2.81%, 05/01/2027	1,906,327	2,107,524
2.82%, 07/01/2022	973,195	996,303
2.83% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 11.11% Cap), 06/01/2036(2)	72,786	76,398
2.83%, 05/01/2027	8,000,000	8,873,089
2.84% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.19% Cap), 06/01/2034(2)	25,256	26,568
2.86% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.02% Cap), 09/01/2037(2)	14,218	15,048
2.88% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 10.89% Cap), 05/01/2035(2)	5,518	5,587
2.89% (1 Year LIBOR USD + 1.65%, 1.65% Floor, 8.85% Cap), 01/01/2034(2)	9,337	9,509
2.90%, 12/01/2024	2,000,000	2,162,395
2.90%, 10/01/2029	3,395,392	3,814,728
2.91%, 03/01/2027	9,697,359	10,735,135
2.92% (1 Year LIBOR USD + 1.80%, 1.80% Floor, 10.21% Cap), 07/01/2037(2)	32,767	32,956
2.92%, 12/01/2024	983,096	1,061,052
2.93%, 01/01/2025	1,839,127	1,987,415
2.94% (6 Month LIBOR USD + 2.03%, 2.03% Floor, 10.81% Cap), 02/01/2037(2)	40,721	42,995
2.97%, 01/01/2022	681,044	690,026
3.00%, 01/01/2027	2,255,832	2,373,745
3.00%, 06/01/2027	2,000,000	2,232,204
3.00%, 10/01/2027	1,847,291	1,939,802
3.00%, 08/01/2028	871,999	916,410
3.00%, 09/01/2028	1,503,998	1,604,779

3.00%, 12/01/2028	513,847	539,960
3.00%, 05/01/2030	1,441,259	1,531,451
3.00%, 09/01/2030	6,001,877	6,402,013
3.00%, 04/01/2032	10,255,727	10,825,522
3.00%, 02/01/2034	5,021,966	5,276,646
3.00%, 08/01/2036	1,078,550	1,140,124
3.00%, 05/01/2038	14,764,469	15,566,357
3.00%, 05/01/2042	392,730	416,431
3.00%, 09/01/2042	9,011,416	9,320,001
3.00%, 10/01/2042	292,102	302,286
3.00%, 10/01/2042	3,599,894	3,811,320
3.00%, 11/01/2042	1,759,044	1,874,991
3.00%, 12/01/2042	80,506	85,639
3.00%, 12/01/2042	813,000	861,030
3.00%, 12/01/2042	1,196,541	1,280,844
3.00%, 01/01/2043	756,443	804,548
3.00%, 01/01/2043	1,196,440	1,272,331
3.00%, 01/01/2043	1,257,835	1,363,853
3.00%, 01/01/2043	1,299,097	1,381,963
3.00%, 02/01/2043	696,167	755,002
3.00%, 04/01/2043	1,635,730	1,742,946
3.00%, 04/01/2043	2,679,142	2,849,673
3.00%, 04/01/2043	2,840,001	3,035,688
3.00%, 05/01/2043	93,405	99,394
3.00%, 05/01/2043	254,302	269,707
3.00%, 05/01/2043	2,045,657	2,181,668
3.00%, 05/01/2043	7,630,623	8,115,967
3.00%, 06/01/2043	76,266	81,155
3.00%, 06/01/2043	270,711	288,565
3.00%, 06/01/2043	402,195	425,010
3.00%, 06/01/2043	2,100,293	2,285,078
3.00%, 06/01/2043	4,943,108	5,232,367
3.00%, 07/01/2043	59,425	62,939
3.00%, 07/01/2043	260,874	276,402
3.00%, 07/01/2043	302,910	322,666
3.00%, 07/01/2043	870,096	935,896
3.00%, 07/01/2043	1,256,813	1,338,353
3.00%, 07/01/2043	6,545,926	6,982,240
3.00%, 08/01/2043	58,948	62,817
3.00%, 08/01/2043	936,888	998,675
3.00%, 08/01/2043	3,191,350	3,401,791
3.00%, 08/01/2043	4,781,989	5,084,047
3.00%, 10/01/2043	77,813	82,850
3.00%, 10/01/2043	11,068,896	11,825,552
3.00%, 02/01/2044	5,386,299	5,736,504
3.00%, 03/01/2044	582,002	622,195
3.00%, 04/01/2045	6,147,748	6,642,140
3.00%, 05/01/2046	6,186,045	6,508,885
3.00%, 09/01/2046	791,705	846,614
3.00%, 11/01/2046	1,997,739	2,094,762
3.00%, 11/01/2046	5,308,116	5,653,331
3.00%, 11/01/2046	6,978,668	7,368,775
3.00%, 01/01/2047	4,060,170	4,250,150
3.00%, 02/01/2047	1,445,294	1,539,307
3.00%, 02/01/2047	1,811,826	1,926,075
3.00%, 03/01/2047	651,559	685,563
3.00%, 10/01/2047	1,408,640	1,452,650
3.00%, 12/01/2049	1,322,077	1,419,294
3.00%, 12/01/2049	8,229,485	8,733,788
3.00%, 03/01/2050	4,374,235	4,647,900
3.00%, 06/01/2050	1,611,393	1,688,747
3.00%, 09/01/2050	8,116,092	8,647,275
3.01% (1 Year CMT Index + 2.21%, 2.21% Floor, 9.60% Cap), 04/01/2035(2)	25,454	25,813
3.02%, 05/01/2022	604,354	617,295
3.02%, 07/01/2029	8,200,000	9,299,332
3.03%, 12/01/2021	847,641	857,381
3.03%, 01/01/2022	742,845	752,849
3.07%, 02/01/2025	4,995,000	5,427,404
3.08%, 04/01/2022	934,191	952,965
3.08%, 12/01/2024	1,826,271	1,981,074
3.08%, 01/01/2028	8,000,000	8,958,069
3.09%, 09/01/2029	7,484,000	8,567,234
3.10%, 09/01/2025	4,830,904	5,323,461
3.10%, 01/01/2028	6,750,000	7,611,026
3.11%, 12/01/2024	2,458,143	2,670,680
3.12%, 11/01/2026	948,151	1,057,102
3.12%, 06/01/2035	3,400,000	3,918,668
3.13%, 03/01/2027	6,835,000	7,688,495
3.14%, 03/01/2022	266,842	271,742
3.14%, 12/01/2026	1,773,165	1,978,076
3.19%, 01/01/2033	4,348,957	4,805,121
3.19%, 03/01/2036	2,465,884	2,800,164
3.19% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.45% Cap), 10/01/2035(2)	40,735	41,060
3.20%, 01/01/2022	771,701	782,952
3.20%, 06/01/2029	3,418,206	3,879,061
3.20%, 06/01/2030	975,524	1,109,137
3.20% (1 Year LIBOR USD + 2.37%, 2.37% Floor, 11.23% Cap), 08/01/2037(2)	49,954	51,204
3.21%, 03/01/2022	310,000	315,928
3.22% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.67% Cap), 01/01/2036(2)	21,787	22,891
3.22%, 09/01/2032	6,000,000	6,297,928
3.23%, 01/01/2030	4,428,934	5,015,944
3.24%, 10/01/2026	1,776,690	1,987,523
3.25%, 09/01/2026	1,441,622	1,614,232
3.25%, 02/01/2027	5,584,486	6,267,059
3.26%, 12/01/2026	930,771	1,041,355
3.28%, 02/01/2029	8,100,314	9,224,907
3.29%, 08/01/2026	2,983,229	3,328,199
3.31%, 12/01/2021	347,551	352,035
3.32%, 03/01/2029	2,819,061	3,215,734
3.34%, 02/01/2027	1,500,000	1,686,482
3.34% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 11.23% Cap), 03/01/2036(2)	209,576	224,524

3.38%, 12/01/2023	2,376,987	2,561,877
3.40%, 10/01/2021	313,364	316,086
3.40% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 10.93% Cap), 02/01/2036(2)	7,660	7,711
3.45%, 01/01/2024	1,688,278	1,813,615
3.45%, 04/01/2035	1,814,375	2,122,595
3.50% (1 Year LIBOR USD + 1.50%, 1.50% Floor, 10.35% Cap), 01/01/2035(2)	9,373	9,373
3.50%, 12/01/2023	2,168,520	2,329,053
3.50%, 03/01/2027	979,991	1,051,440
3.50%, 12/01/2029	2,302,285	2,479,732
3.50%, 05/01/2030	442,795	477,205
3.50%, 08/01/2030	2,510,470	2,662,788
3.50%, 12/01/2030	1,442,657	1,547,262
3.50%, 07/01/2032	104,098	112,538
3.50%, 09/01/2032	3,120,575	3,310,616
3.50%, 11/01/2032	723,667	791,276
3.50%, 12/01/2032	240,867	259,577
3.50%, 12/01/2032	10,598,732	11,621,515
3.50%, 02/01/2033	408,530	436,512
3.50%, 02/01/2033	412,406	444,357
3.50%, 03/01/2033	2,305,602	2,485,890
3.50%, 04/01/2033	1,934,390	2,055,760
3.50%, 06/01/2033	175,994	189,664
3.50%, 10/01/2033	7,497,702	8,106,702
3.50%, 06/01/2040	2,013,846	2,158,560
3.50%, 12/01/2040	75,985	82,044
3.50%, 02/01/2041	6,342,810	6,848,322
3.50%, 06/01/2041	13,012,748	14,102,156
3.50%, 11/01/2041	249,557	268,706
3.50%, 11/01/2041	2,496,263	2,687,794
3.50%, 12/01/2041	191,353	207,119
3.50%, 12/01/2041	477,038	513,637
3.50%, 12/01/2041	4,962,936	5,352,449
3.50%, 02/01/2042	6,671	7,191
3.50%, 02/01/2042	203,991	224,062
3.50%, 02/01/2042	334,482	362,712
3.50%, 04/01/2042	188,128	202,934
3.50%, 05/01/2042	5,551,139	6,013,496
3.50%, 06/01/2042	1,238,814	1,342,063
3.50%, 07/01/2042	513,895	558,842
3.50%, 07/01/2042	899,755	975,692
3.50%, 07/01/2042	2,979,409	3,238,790
3.50%, 07/01/2042	14,885,048	16,276,032
3.50%, 08/01/2042	512,959	556,257
3.50%, 09/01/2042	489,114	530,129
3.50%, 09/01/2042	600,905	646,186
3.50%, 09/01/2042	670,813	732,180
3.50%, 09/01/2042	3,777,560	4,093,420
3.50%, 10/01/2042	264,025	283,822
3.50%, 10/01/2042	303,130	325,965
3.50%, 10/01/2042	501,518	545,387
3.50%, 10/01/2042	916,961	989,948
3.50%, 11/01/2042	2,214,417	2,408,106
3.50%, 11/01/2042	5,895,059	6,406,747
3.50%, 01/01/2043	569,821	622,012
3.50%, 01/01/2043	726,772	787,932
3.50%, 02/01/2043	46,955	51,067
3.50%, 02/01/2043	55,754	60,600
3.50%, 03/01/2043	418,717	457,122
3.50%, 03/01/2043	1,211,990	1,318,152
3.50%, 03/01/2043	3,338,315	3,630,686
3.50%, 04/01/2043	1,520,985	1,652,650
3.50%, 04/01/2043	3,172,090	3,449,901
3.50%, 05/01/2043	63,691	69,652
3.50%, 05/01/2043	422,870	459,742
3.50%, 05/01/2043	521,063	568,126
3.50%, 05/01/2043	1,241,236	1,356,102
3.50%, 05/01/2043	1,493,348	1,630,813
3.50%, 07/01/2043	6,930,102	7,536,876
3.50%, 06/01/2044	4,910,268	5,361,539
3.50%, 06/01/2044	5,264,826	5,660,097
3.50%, 02/01/2045	5,737,340	6,212,328
3.50%, 04/01/2045	8,647,871	9,282,955
3.50%, 06/01/2045	1,687,893	1,807,311
3.50%, 06/01/2045	6,376,778	6,828,343
3.50%, 11/01/2045	2,372,289	2,552,740
3.50%, 12/01/2045	448,174	479,707
3.50%, 01/01/2046	7,316,791	7,896,780
3.50%, 04/01/2046	931,511	1,006,353
3.50%, 08/01/2046	4,699,477	5,029,075
3.50%, 09/01/2046	2,741,599	2,973,413
3.50%, 11/01/2046	9,779,698	10,472,481
3.50%, 12/01/2046	3,166,959	3,389,520
3.50%, 12/01/2046	6,376,998	6,927,892
3.50%, 02/01/2047	5,897,481	6,338,135
3.50%, 06/01/2047	534,330	576,060
3.50%, 11/01/2047	6,496,427	6,895,482
3.50%, 10/01/2048	5,491,436	5,909,383
3.50%, 05/01/2049	13,510,921	14,667,906
3.50%, 01/01/2050	12,981,949	14,181,689
3.50%, 03/01/2060	10,392,289	11,476,932
3.55%, 02/01/2030	1,500,000	1,750,327
3.55% (1 Year LIBOR USD + 1.80%, 1.80% Floor, 11.06% Cap), 05/01/2036(2)	9,033	9,113
3.57%, 06/01/2028	8,361,000	9,691,166
3.58% (1 Year LIBOR USD + 1.58%, 1.58% Floor, 11.18% Cap), 04/01/2037(2)	22,145	22,364
3.59%, 08/01/2023	1,135,000	1,217,525
3.61%, 04/01/2028	2,938,457	3,387,203
3.64%, 01/01/2025	530,423	582,402
3.66%, 03/01/2027	2,278,716	2,577,699
3.67%, 07/01/2023	4,850,000	5,201,230
3.68% (1 Year LIBOR USD + 1.90%, 1.90% Floor, 10.87% Cap), 01/01/2037(2)	16,956	17,255
3.68%, 09/01/2026	3,397,296	3,827,728

3.72%, 07/01/2033	11,178,000	13,025,282
3.74%, 07/01/2023	532,348	570,899
3.76%, 03/01/2024	1,265,000	1,377,927
3.77%, 12/01/2025	3,389,415	3,798,283
3.79% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.19% Cap), 01/01/2038(2)	17,179	17,176
3.81%, 12/01/2028	7,000,000	8,222,819
3.85%, 09/01/2021	778,513	784,378
3.86%, 07/01/2021	861,693	863,744
3.92%, 09/01/2021	595,662	600,255
3.94%, 07/01/2021	1,032,000	1,042,891
3.95% (11th District Cost of Funds Index + 1.25%, 3.85% Floor, 13.48% Cap), 03/01/2029(2)	1,689	1,708
3.99%, 01/01/2021(5)	3,095	3,094
4.00%, 11/01/2031	3,366,446	3,676,116
4.00%, 06/01/2033	873,642	939,180
4.00%, 12/01/2033	44,963	48,493
4.00%, 03/01/2035	6,422,950	6,896,626
4.00%, 05/01/2037	7,353,323	7,945,313
4.00%, 10/01/2037	1,439,929	1,555,300
4.00%, 08/01/2039	298,903	328,935
4.00%, 10/01/2039	423,961	465,107
4.00%, 07/01/2040	3,538,990	3,880,709
4.00%, 08/01/2040	115,460	126,575
4.00%, 09/01/2040	898,322	984,894
4.00%, 12/01/2040	173,238	188,846
4.00%, 12/01/2040	208,063	226,807
4.00%, 12/01/2040	282,241	311,032
4.00%, 12/01/2040	437,398	477,982
4.00%, 12/01/2040	875,577	956,932
4.00%, 01/01/2041	162,944	177,630
4.00%, 01/01/2041	371,790	407,589
4.00%, 01/01/2041	666,832	734,935
4.00%, 01/01/2041	723,583	793,374
4.00%, 01/01/2041	1,013,823	1,104,317
4.00%, 01/01/2041	1,210,696	1,328,058
4.00%, 01/01/2041	1,215,128	1,332,809
4.00%, 02/01/2041	50,389	55,536
4.00%, 02/01/2041	1,602,023	1,756,853
4.00%, 03/01/2041	5,387,887	5,912,478
4.00%, 04/01/2041	344,331	376,113
4.00%, 05/01/2041	277,747	303,719
4.00%, 09/01/2041	176,049	192,479
4.00%, 10/01/2041	45,639	49,828
4.00%, 10/01/2041	464,724	512,194
4.00%, 10/01/2041	875,813	965,303
4.00%, 12/01/2041	1,055,802	1,161,201
4.00%, 12/01/2041	1,514,349	1,660,504
4.00%, 01/01/2042	1,174,953	1,288,489
4.00%, 01/01/2042	1,968,335	2,150,231
4.00%, 03/01/2042	83,529	87,930
4.00%, 07/01/2042	328,648	360,594
4.00%, 07/01/2042	328,722	360,865
4.00%, 07/01/2042	351,940	386,149
4.00%, 07/01/2042	456,275	496,566
4.00%, 08/01/2042	4,291,832	4,679,092
4.00%, 11/01/2042	578,715	633,862
4.00%, 12/01/2042	373,794	411,379
4.00%, 04/01/2043	5,438,676	6,148,495
4.00%, 07/01/2043	771,157	846,125
4.00%, 08/01/2043	58,257	64,118
4.00%, 10/01/2043	88,393	97,680
4.00%, 11/01/2043	2,356,944	2,565,628
4.00%, 12/01/2043	101,938	110,854
4.00%, 12/01/2043	1,217,639	1,345,586
4.00%, 02/01/2044	721,543	795,011
4.00%, 05/01/2044	454,482	501,708
4.00%, 06/01/2044	3,382,570	3,723,402
4.00%, 07/01/2044	1,696,247	1,860,902
4.00%, 08/01/2044	3,734,137	4,112,122
4.00%, 09/01/2044	817,126	891,940
4.00%, 01/01/2045	6,626,521	7,244,671
4.00%, 07/01/2045	5,161,702	5,637,674
4.00%, 10/01/2045	623,848	677,695
4.00%, 11/01/2045	1,230,050	1,338,227
4.00%, 12/01/2045	911,575	987,187
4.00%, 12/01/2045	4,093,698	4,439,606
4.00%, 01/01/2046	2,367,720	2,566,737
4.00%, 08/01/2046	3,360,923	3,631,058
4.00%, 09/01/2046	1,895,330	2,076,052
4.00%, 03/01/2047	603,726	657,220
4.00%, 03/01/2047	5,889,870	6,452,252
4.00%, 03/01/2047	6,026,633	6,543,013
4.00%, 05/01/2047	765,168	837,052
4.00%, 05/01/2047	1,210,797	1,318,090
4.00%, 05/01/2047	2,152,230	2,331,472
4.00%, 06/01/2047	2,742,543	3,013,033
4.00%, 08/01/2047	7,020,135	7,572,060
4.00%, 11/01/2047	6,456,542	6,933,804
4.00%, 01/01/2048	6,249,179	6,698,722
4.00%, 01/01/2048	7,587,553	8,331,786
4.00%, 02/01/2048	967,932	1,050,439
4.00%, 03/01/2048	2,540,657	2,720,987
4.00%, 03/01/2048	8,943,225	9,897,584
4.00%, 09/01/2048	933,717	994,790
4.00%, 10/01/2048	2,091,629	2,284,688
4.00%, 07/01/2049	3,329,689	3,587,703
4.00%, 10/01/2049	6,328,681	6,843,379
4.02%, 06/01/2021	691,000	690,749
4.03%, 09/01/2022	1,133,541	1,179,730
4.05%, 08/01/2021	150,485	151,255
4.06%, 07/01/2021	927,893	930,239
4.10%, 06/01/2021	615,611	615,389

4.17%, 09/01/2021(5)	346,915	349,303
4.18%, 07/01/2021(5)	343,182	343,388
4.19%, 06/01/2021	499,243	499,047
4.26%, 07/01/2021	2,102,783	2,108,377
4.34%, 06/01/2021	1,858,000	1,857,278
4.40%, 01/01/2021(5)	43,427	43,412
4.45%, 06/01/2021(5)	200,134	200,060
4.50%, 08/01/2029	106,447	116,331
4.50%, 09/01/2029	125,335	137,314
4.50%, 01/01/2030	191,140	208,895
4.50%, 10/01/2033	3,356,618	3,711,197
4.50%, 11/01/2033	9,887	10,906
4.50%, 09/01/2034	21,359	23,529
4.50%, 04/01/2039	5,080,887	5,696,663
4.50%, 11/01/2039	16,478	18,501
4.50%, 08/01/2040	2,521,969	2,819,164
4.50%, 08/01/2040	2,553,577	2,857,069
4.50%, 12/01/2040	1,170,868	1,313,870
4.50%, 12/01/2040	3,759,785	4,198,469
4.50%, 02/01/2041	396,442	443,579
4.50%, 02/01/2041	3,291,218	3,678,202
4.50%, 03/01/2041	892,409	990,379
4.50%, 04/01/2041	655,823	728,657
4.50%, 05/01/2041	1,255,232	1,404,420
4.50%, 05/01/2041	4,998,499	5,612,439
4.50%, 07/01/2041	276,683	309,993
4.50%, 08/01/2041	1,880,691	2,111,688
4.50%, 01/01/2042	1,780,787	1,997,882
4.50%, 11/01/2042	5,636,067	6,295,943
4.50%, 02/01/2046	6,204,531	6,957,261
4.50%, 08/01/2047	825,231	900,930
4.50%, 05/01/2048	2,129,707	2,322,352
4.50%, 07/01/2048	51,705	56,402
4.50%, 07/01/2048	429,267	466,433
4.50%, 08/01/2048	3,625,367	3,943,933
4.50%, 08/01/2048	8,695,798	9,555,239
4.50%, 03/01/2049	5,563,066	6,175,107
4.50%, 07/01/2049	8,435,699	9,241,461
4.50%, 09/01/2050	3,024,965	3,296,933
4.55%, 08/01/2026	828,021	937,638
4.63%, 12/01/2026(5)	863,593	987,233
4.76%, 08/01/2026	963,086	1,128,771
4.77%, 08/01/2026	612,703	704,337
5.00%, 11/01/2021	23	24
5.00%, 05/01/2023	2,541	2,664
5.00%, 08/01/2024	15,361	16,128
5.00%, 05/01/2028	13,394	14,938
5.00%, 04/01/2031	104,449	116,117
5.00%, 12/01/2032	564	579
5.00%, 06/01/2033	10,840	12,384
5.00%, 07/01/2033	12,147	13,935
5.00%, 07/01/2033	13,001	15,000
5.00%, 11/01/2033	3,675	4,250
5.00%, 11/01/2033	31,572	36,493
5.00%, 11/01/2033	2,498,341	2,885,188
5.00%, 04/01/2034	78,463	90,757
5.00%, 05/01/2034	26,494	30,760
5.00%, 12/01/2034	20,695	23,959
5.00%, 01/01/2035	13,797	15,344
5.00%, 02/01/2035	438,184	506,415
5.00%, 02/01/2035	2,166,781	2,512,243
5.00%, 06/01/2035	383,677	445,643
5.00%, 07/01/2035	11,800	13,722
5.00%, 07/01/2035	1,820,848	2,109,900
5.00%, 07/01/2035	2,067,785	2,401,909
5.00%, 09/01/2035	44,727	52,015
5.00%, 10/01/2035	183,786	213,401
5.00%, 11/01/2035	422,163	490,153
5.00%, 01/01/2036	35,773	41,562
5.00%, 02/01/2036	27,946	32,476
5.00%, 07/01/2037	542,387	625,060
5.00%, 01/01/2039	1,638,453	1,903,065
5.00%, 09/01/2039	98,301	114,308
5.00%, 04/01/2040	211,547	245,973
5.00%, 08/01/2040	209,779	242,739
5.00%, 05/01/2041	99,024	114,982
5.00%, 05/01/2042	1,552,715	1,801,156
5.00%, 09/01/2043	779,770	872,892
5.00%, 01/01/2048	1,021,832	1,142,987
5.00%, 05/01/2048	2,802,829	3,124,250
5.00%, 01/01/2049	7,380,702	8,416,965
5.50%, 07/01/2025	21,959	24,499
5.50%, 11/01/2032	44,376	51,664
5.50%, 02/01/2033	1,381	1,606
5.50%, 03/01/2033	58,195	67,733
5.50%, 04/01/2033	39,444	45,921
5.50%, 07/01/2033	8,400	9,737
5.50%, 09/01/2033	149,107	172,295
5.50%, 11/01/2033	3,037	3,485
5.50%, 12/01/2033	65,889	77,330
5.50%, 01/01/2034	6,336	7,446
5.50%, 03/01/2034	6,273	7,123
5.50%, 09/01/2034	13,307	15,559
5.50%, 10/01/2034	12,943	13,462
5.50%, 02/01/2035	45,060	52,834
5.50%, 12/01/2035	19,782	22,642
5.50%, 04/01/2036	50,261	59,068
5.50%, 05/01/2036	42,885	50,355
5.50%, 05/01/2036	68,140	80,066
5.50%, 11/01/2036	16,754	19,685
5.50%, 03/01/2037	323,208	379,943

5.50%, 04/01/2037	109,201	127,108
5.50%, 05/01/2037	133,970	156,694
5.50%, 01/01/2038	93,402	109,165
5.50%, 05/01/2038	12,109	13,518
5.50%, 06/01/2038	1,312	1,542
5.50%, 06/01/2038	94,802	111,442
5.50%, 06/01/2038	696,408	817,699
5.50%, 09/01/2038	592,855	696,796
5.50%, 06/01/2039	17,067	18,723
5.50%, 09/01/2039	91,158	105,383
5.50%, 12/01/2039	72,738	84,019
5.50%, 01/01/2040	450,012	521,609
6.00%, 03/01/2021	97	97
6.00%, 04/01/2021	34	34
6.00%, 04/01/2021	92	92
6.00%, 08/01/2021	2,026	2,038
6.00%, 12/01/2021	740	747
6.00%, 02/01/2023	31,704	32,614
6.00%, 01/01/2024	12,522	13,043
6.00%, 01/01/2024	34,137	35,522
6.00%, 07/01/2024	9,291	9,698
6.00%, 07/01/2026	19,048	21,387
6.00%, 07/01/2027	27,918	31,345
6.00%, 11/01/2027	12,284	13,792
6.00%, 12/01/2027	37,551	42,161
6.00%, 01/01/2028	67,987	76,333
6.00%, 10/01/2028	48,113	54,020
6.00%, 12/01/2028	1,442	1,619
6.00%, 01/01/2029	2,438	2,785
6.00%, 09/01/2029	32,329	36,298
6.00%, 12/01/2032	16,482	18,891
6.00%, 12/01/2032	104,062	122,985
6.00%, 03/01/2033	862	968
6.00%, 03/01/2033	2,228	2,509
6.00%, 03/01/2033	3,130	3,604
6.00%, 03/01/2033	3,654	4,315
6.00%, 03/01/2033	5,316	5,993
6.00%, 05/01/2033	14,706	17,538
6.00%, 08/01/2033	3,337	3,757
6.00%, 09/01/2033	7,966	9,301
6.00%, 09/01/2033	13,151	14,679
6.00%, 11/01/2034	3,684	4,424
6.00%, 04/01/2035	69,164	83,079
6.00%, 02/01/2036	4,050	4,577
6.00%, 09/01/2036	233,776	280,950
6.00%, 11/01/2036	36,410	42,724
6.00%, 03/01/2037	62,058	69,264
6.00%, 09/01/2037	60,799	72,287
6.00%, 04/01/2038	10,378	11,663
6.00%, 05/01/2038	171,340	202,416
6.00%, 11/01/2038	45,545	54,775
6.00%, 12/01/2039	844,492	999,937
6.00%, 10/01/2040	1,123,705	1,331,456
6.00%, 07/01/2041	2,932,567	3,500,990
6.00%, 11/01/2048	31,035	33,825
6.50%, 04/01/2022	1,169	1,177
6.50%, 05/01/2022	700	785
6.50%, 12/01/2022	2,010	2,252
6.50%, 02/01/2024	19,579	20,471
6.50%, 07/01/2024	5,514	6,177
6.50%, 04/01/2025	858	962
6.50%, 08/01/2026	36,109	40,455
6.50%, 03/01/2029	10,459	11,658
6.50%, 11/01/2029	335,999	376,435
6.50%, 08/01/2031	8,817	10,540
6.50%, 02/01/2032	45,276	50,724
6.50%, 01/01/2036	206,527	233,807
6.50%, 04/01/2036	947	958
6.50%, 07/01/2036	4,042	4,695
6.50%, 08/01/2036	128,556	146,464
6.50%, 10/01/2036	28,526	34,355
6.50%, 01/01/2037	62,925	75,381
6.50%, 08/01/2037	25,146	28,982
6.50%, 08/01/2037	27,077	31,117
6.50%, 10/01/2037	49,998	60,316
6.50%, 10/01/2038	61,231	70,344
6.50%, 10/01/2038	242,175	286,177
7.00%, 01/01/2024	139	149
7.00%, 04/01/2026	731	732
7.00%, 09/01/2027	468	521
7.00%, 01/01/2029	840	843
7.00%, 06/01/2032	4,574	4,948
7.00%, 02/01/2033	1,221	1,279
7.00%, 06/01/2033	65,376	77,325
7.00%, 02/01/2036	32,640	37,775
7.00%, 03/01/2036	1,479	1,693
7.00%, 12/01/2036	7,309	8,362
7.00%, 03/01/2037	5,171	5,732
7.00%, 04/01/2037	7,602	8,764
7.00%, 09/01/2037	43,019	51,995
7.00%, 09/01/2038	44,213	54,866
7.00%, 10/01/2038	64,837	81,581
7.00%, 11/01/2038	47,798	57,427
7.00%, 12/01/2038	124,578	147,440
7.00%, 01/01/2039	195,465	233,441
7.50%, 11/01/2022	272	273
7.50%, 10/01/2024	230	246
7.50%, 01/01/2035	29,009	34,106
7.50%, 03/01/2035	31,584	38,340
7.50%, 05/01/2037	26,177	33,072
7.50%, 10/01/2037	121,940	146,131

7.50%, 11/01/2037	42,043	49,398
7.50%, 11/01/2038	34,875	42,252
7.50%, 04/01/2039	123,950	158,817
8.00%, 03/01/2021	1	1
8.00%, 05/01/2024	82	88
8.00%, 03/01/2027	4,850	5,365
8.00%, 06/01/2027	4,161	4,629
8.00%, 06/01/2028	1,455	1,590
8.00%, 09/01/2028	6,117	6,823
8.00%, 11/01/2028	15,604	17,981
8.00%, 11/01/2037	9,171	10,114
8.00%, 01/01/2038	4,019	4,840
8.50%, 07/01/2024	543	588
8.50%, 05/01/2025	47	48
Fannie Mae Pool UMBS
2.50%, 06/01/2050	1,403,203	1,487,962
2.50%, 06/01/2050	3,216,441	3,405,553
2.50%, 06/01/2050	5,472,712	5,787,841
2.50%, 07/01/2050	2,966,293	3,140,693
2.50%, 07/01/2050	8,307,577	8,796,049
2.50%, 08/01/2050	3,547,393	3,755,966
3.00%, 04/01/2045	64,445	66,668
3.00%, 12/01/2049	365,675	391,187
Fannie Mae REMIC Trust 2003-W1
5.18%, 12/25/2042, Series 2003-W1, Class 1A1(5)	88,399	97,561
5.66%, 12/25/2042, Series 2003-W1, Class 2A(5)	23,336	26,132
Fannie Mae REMIC Trust 2003-W4
5.75%, 10/25/2042, Series 2003-W4, Class 2A(5)	12,115	13,931
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034, Series 2004-W10, Class A6	439,007	482,773
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044, Series 2004-W11, Class 1A1	69,239	83,819
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044, Series 2005-W1, Class 1A2	127,524	153,093
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046, Series 2006-W3, Class 2A	96,544	109,864
Fannie Mae REMIC Trust 2007-W1
6.30%, 08/25/2047, Series 2007-W10, Class 2A(5)	10,807	12,448
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037, Series 2007-W3, Class 1A3	26,144	29,483
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037, Series 2007-W5, Class PO	17,315	16,293
Fannie Mae REMIC Trust 2007-W7
38.29% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037, Series 2007-W7, Class 1A4(2)(4)	15,144	28,170
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049, Series 2009-W1, Class A	410,297	474,337
Fannie Mae REMICS
0.00%, 03/25/2022, Series 2007-15, Class NO	2,511	2,508
0.00%, 10/25/2022, Series G92-62, Class B	301	300
0.00%, 04/25/2023, Series 1998-4, Class C	424	423
0.00%, 09/25/2023, Series G93-37, Class H	251	250
0.00%, 09/25/2023, Series 1993-205, Class H	938	928
0.00%, 11/25/2023, Series 1994-9, Class E	98	98
0.00%, 01/25/2032, Series 2001-81, Class LO	1,509	1,474
0.00%, 04/25/2032, Series 2002-21, Class LO	1,274	1,247
0.00%, 12/25/2032, Series 2004-59, Class BG	7,879	7,466
0.00%, 05/25/2033, Series 2003-35, Class EA	4,823	4,547
0.00%, 08/25/2033, Series 2003-132, Class OA	2,883	2,813
0.00%, 12/25/2033, Series 2006-44, Class P	69,022	65,267
0.00%, 03/25/2034, Series 2004-46, Class EP	71,727	70,990
0.00%, 09/25/2035, Series 2005-90, Class PO	7,857	7,770
0.00%, 10/25/2035, Series 2010-39, Class OT	18,058	17,542
0.00%, 03/25/2036, Series 2006-16, Class OA	14,063	13,292
0.00%, 03/25/2036, Series 2006-8, Class WQ	145,921	133,117
0.00%, 04/25/2036, Series 2006-23, Class KO	16,334	15,965
0.00%, 04/25/2036, Series 2006-27, Class OH	32,624	30,920
0.00%, 04/25/2036, Series 2006-22, Class AO	48,085	45,514
0.00%, 06/25/2036, Series 2006-43, Class PO	13,051	12,718
0.00%, 06/25/2036, Series 2006-44, Class GO	25,572	24,117
0.00%, 06/25/2036, Series 2006-43, Class DO	40,764	37,951
0.00%, 06/25/2036, Series 2006-50, Class JO	91,697	85,946
0.00%, 06/25/2036, Series 2006-50, Class PS	110,627	107,713
0.00%, 07/25/2036, Series 2006-113, Class PO	2,693	2,688
0.00%, 07/25/2036, Series 2006-58, Class AP	8,312	7,758
0.00%, 07/25/2036, Series 2006-58, Class PO	14,919	14,079
0.00%, 07/25/2036, Series 2006-65, Class QO	29,385	27,869
0.00%, 08/25/2036, Series 2006-72, Class TO	9,702	8,982
0.00%, 08/25/2036, Series 2006-79, Class DO	20,887	20,326
0.00%, 08/25/2036, Series 2006-79, Class OP	30,798	28,376
0.00%, 08/25/2036, Series 2006-72, Class GO	52,076	50,533
0.00%, 09/25/2036, Series 2008-42, Class AO	11,712	10,879
0.00%, 09/25/2036, Series 2006-90, Class AO	23,561	22,449
0.00%, 09/25/2036, Series 2006-86, Class OB	30,617	28,962
0.00%, 11/25/2036, Series 2006-109, Class PO	7,765	7,254
0.00%, 11/25/2036, Series 2006-111, Class EO	21,932	20,269
0.00%, 11/25/2036, Series 2006-110, Class PO	46,573	43,835
0.00%, 12/25/2036, Series 2006-119, Class PO	11,323	10,859
0.00%, 12/25/2036, Series 2006-115, Class OK	25,993	24,051
0.00%, 01/25/2037, Series 2006-128, Class PO	26,031	24,239
0.00%, 01/25/2037, Series 2009-70, Class CO	69,853	65,180
0.00%, 03/25/2037, Series 2007-14, Class OP	20,934	19,979
0.00%, 04/25/2037, Series 2007-28, Class EO	69,038	64,026
0.00%, 05/25/2037, Series 2007-42, Class AO	6,524	6,086
0.00%, 07/25/2037, Series 2007-67, Class PO	47,617	44,452
0.00%, 10/25/2037, Series 2009-86, Class OT	440,264	407,427
0.00%, 05/25/2038, Series 2008-44, Class PO	1,535	1,393
0.00%, 01/25/2040, Series 2009-113, Class AO	37,920	34,064
0.00%, 06/25/2040, Series 2010-63, Class AP	61,169	57,457
0.00%, 09/25/2043, Series 2013-92, Class PO	1,002,992	918,133
0.00%, 10/25/2043, Series 2013-101, Class DO	757,283	686,868
0.00%, 12/25/2043, Series 2013-128, Class PO	1,873,263	1,719,870

0.17% (1 Month LIBOR USD + 0.02%, 0.02% Floor, 9.32% Cap), 09/25/2022, Series G92-52, Class FD(2)	142	141
0.21% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A1(2)	47,485	47,202
0.21% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A2(2)	202,837	200,923
0.40% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 08/25/2034, Series 2005-93, Class MF(2)	32,255	32,330
0.40% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 04/25/2036, Series 2006-23, Class FK(2)	72,243	72,158
0.40% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap), 02/25/2037, Series 2007-10, Class FD(2)	56,618	56,652
0.44% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 7.50% Cap), 07/25/2036, Series 2006-56, Class FC(2)	246,298	246,700
0.44% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 06/27/2036, Series 2007-101, Class A2(2)	308,837	304,139
0.45% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.75% Cap), 05/25/2037, Series 2007-43, Class FL(2)	36,791	36,820
0.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.75% Cap), 04/25/2035, Series 2005-25, Class PF(2)	88,288	88,635
0.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap), 08/25/2036, Series 2006-79, Class DF(2)	88,119	88,391
0.52% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.50% Cap), 07/25/2037, Series 2007-64, Class FB(2)	49,073	49,520
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 03/25/2034, Series 2004-28, Class PF(2)	65,787	65,989
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 05/25/2034, Series 2004-36, Class FA(2)	185,481	186,465
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2036, Series 2006-46, Class FW(2)	28,031	28,100
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2037, Series 2007-54, Class FA(2)	185,871	187,814
0.60% (1 Month LIBOR USD + 0.45%, 6.50% Cap), 06/25/2037, Series 2007-98, Class FB(2)	17,540	18,274
0.60% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2037, Series 2012-87, Class KF(2)	150,155	150,327
0.60% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 04/25/2039, Series 2012-89, Class FD(2)	76,644	76,766
0.60% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2042, Series 2012-99, Class FA(2)	304,126	305,782
0.61% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 7.00% Cap), 07/25/2036, Series 2006-58, Class FL(2)	24,084	24,284
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/25/2037, Series 2007-77, Class FG(2)	52,661	53,224
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 07/25/2037, Series 2007-97, Class FC(2)	28,676	28,993
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/25/2041, Series 2011-149, Class EF(2)	45,687	45,960
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 11/25/2041, Series 2011-149, Class MF(2)	166,299	167,404
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-101, Class FC(2)	132,982	131,196
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-97, Class FB(2)	1,096,485	1,107,292
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 10/25/2042, Series 2012-108, Class F(2)	416,685	419,880
0.70% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 7.00% Cap), 01/25/2041, Series 2011-101, Class FM(2)	65,626	66,038
0.70% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2041, Series 2011-75, Class FA(2)	108,128	108,830
0.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 04/25/2040, Series 2010-40, Class FJ(2)	37,687	37,977
0.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 05/25/2040, Series 2010-43, Class FD(2)	60,809	61,647
0.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 12/25/2023, Series 1993-230, Class FA(2)	573	571
0.90% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.00% Cap), 01/25/2034, Series 2004-87, Class F(2)	101,550	103,197
0.90% (1 Month LIBOR USD + 0.75%, 6.50% Cap), 03/25/2037, Series 2007-16, Class FC(2)	32,018	33,284
0.95% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 8.00% Cap), 11/25/2032, Series 2004-61, Class FH(2)	212,444	215,759
1.03% (1 Month LIBOR USD + 0.88%, 0.88% Floor, 9.50% Cap), 08/25/2023, Series G93-27, Class FD(2)	1,161	1,160
1.05% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 6.75% Cap), 03/25/2038, Series 2008-18, Class FA(2)	31,652	32,353
1.15% (1 Month LIBOR USD + 1.00%, 1.00% Floor, 9.50% Cap), 12/25/2023, Series 1993-247, Class FE(2)	1,400	1,410
1.20% (11th District Cost of Funds Index + 0.70%, 0.70% Floor, 10.00% Cap), 10/25/2022, Series G92-59, Class F(2)	132	132
1.48%, 01/25/2038, Series 2007-116, Class HI(5)	265,539	11,779
1.60% (1 Month LIBOR USD + 8.10%, 1.60% Cap), 03/25/2032, Series 2002-13, Class SJ(2)(4)	37,443	1,315
1.84%, 03/25/2027, Series 1997-20, Class IB(5)	1,527	30
1.84%, 03/25/2027, Series 1997-20, Class IO(5)	3,964	75
2.07%, 06/25/2038, Series 2008-46, Class HI(5)	118,846	6,807
2.77%, 04/25/2041, Series 2011-30, Class LS(5)	490,471	34,006
3.00%, 12/25/2028, Series 2013-118, Class YL	1,237,521	1,323,599
3.00%, 10/25/2033, Series 2013-100, Class WB	908,000	978,116
3.00%, 02/25/2043, Series 2013-81, Class TA	1,000,000	1,040,800
3.00%, 01/25/2046, Series 2016-38, Class NA	1,632,294	1,748,209
3.00%, 02/25/2047, Series 2017-51, Class CP	1,978,553	2,091,873
3.00%, 12/25/2039, Series 2009-103, Class MB(5)	133,964	139,246
3.50%, 04/25/2031, Series 2011-31, Class DB	714,371	773,530
3.50%, 09/25/2033, Series 2013-90, Class DL	1,500,000	1,718,940
3.50%, 03/25/2042, Series 2013-136, Class QB	1,000,000	1,099,565
3.50%, 02/25/2043, Series 2013-4, Class AJ	296,072	330,109
4.00%, 04/25/2033, Series 2003-22, Class UD	153,707	171,205
4.00%, 05/25/2033, Series 2003-42, Class GB	9,581	10,701
4.29% (1 Month LIBOR USD + 4.44%, 4.44% Cap), 11/25/2040, Series 2010-125, Class SA(2)(4)	397,998	49,677
4.50%, 07/25/2023, Series 2008-61, Class BH	24,148	24,862
4.50%, 10/25/2036, Series 2009-19, Class PW	131,636	148,320
4.50%, 02/25/2039, Series 2009-4, Class BD	5,429	6,063
4.50%, 12/25/2040, Series 2010-134, Class DB	5,359,402	6,330,422
4.50%, 01/25/2042, Series 2011-141, Class MZ	2,190,613	2,453,053
4.50%, 04/25/2042, Series 2014-11, Class VB	1,500,000	1,731,633
5.00%, 03/25/2021, Series 1991-24, Class Z	1	1
5.00%, 02/25/2024, Series 2009-9, Class IO(10)	8	0
5.00%, 11/25/2024, Series 2004-81, Class JG	94,612	99,365
5.00%, 03/25/2029, Series 2009-11, Class NB	120,657	128,089
5.00%, 11/25/2032, Series 2002-71, Class AP	9,256	10,137
5.00%, 03/25/2033, Series 2003-14, Class TI	15,976	986
5.00%, 03/25/2037, Series 2009-63, Class P	4,275	4,831
5.00%, 07/25/2038, Series 2008-56, Class AC	29,933	33,812
5.00%, 07/25/2038, Series 2008-60, Class JC	37,649	43,108
5.00%, 07/25/2039, Series 2009-52, Class PI	66,707	10,203
5.00%, 08/25/2039, Series 2009-59, Class HB	239,999	273,793
5.00%, 09/25/2039, Series 2009-65, Class MT	102,986	112,199
5.00%, 06/25/2040, Series 2010-64, Class DM	422,159	476,878
5.00%, 09/25/2040, Series 2010-102, Class PN	206,000	239,273
5.43%, 07/25/2051, Series 2011-58, Class WA(5)	29,923	34,731
5.50%, 09/25/2022, Series 1992-143, Class MA	273	279
5.50%, 03/25/2023, Series 2003-17, Class EQ	38,991	40,398
5.50%, 04/25/2023, Series 1993-58, Class H	2,614	2,706
5.50%, 04/25/2023, Series 2003-23, Class EQ	74,498	77,290
5.50%, 05/25/2023, Series 2003-39, Class LW	17,957	18,616
5.50%, 07/25/2024, Series 2004-53, Class NC	5,170	5,395
5.50%, 08/25/2024, Series 2004-65, Class EY	58,928	61,810
5.50%, 08/25/2025, Series 2005-67, Class EY	72,038	77,360
5.50%, 01/25/2026, Series 2005-121, Class DX	43,292	46,097
5.50%, 04/18/2029, Series 1999-18, Class Z	6,989	7,613
5.50%, 12/25/2032, Series 2002-78, Class Z	93,543	108,609
5.50%, 08/25/2033, Series 2003-72, Class IE	165,612	28,686
5.50%, 08/25/2033, Series 2003-73, Class HC	77,656	90,071
5.50%, 10/25/2033, Series 2003-105, Class AZ	578,057	670,563
5.50%, 04/25/2034, Series 2004-17, Class H	182,659	214,480
5.50%, 07/25/2034, Series 2004-50, Class VZ	294,408	336,762
5.50%, 08/25/2035, Series 2005-68, Class PG	74,829	85,371
5.50%, 08/25/2035, Series 2005-73, Class ZB	504,953	586,947
5.50%, 12/25/2035, Series 2006-46, Class UC	30,933	33,269
5.50%, 12/25/2035, Series 2005-110, Class GL	385,801	439,567
5.50%, 01/25/2036, Series 2006-39, Class WC	21,664	23,532

5.50%, 03/25/2036, Series 2006-16, Class HZ	46,423	53,702
5.50%, 03/25/2036, Series 2006-12, Class BZ	173,301	198,098
5.50%, 03/25/2036, Series 2006-8, Class JZ	198,184	233,278
5.50%, 01/25/2037, Series 2006-128, Class BP	14,817	16,210
5.50%, 07/25/2037, Series 2007-70, Class Z	118,430	135,503
5.50%, 08/25/2037, Series 2007-76, Class AZ	35,834	41,089
5.50%, 07/25/2038, Series 2011-47, Class ZA	149,436	172,880
5.50%, 10/25/2039, Series 2009-86, Class IP	151,853	26,433
5.50%, 06/25/2040, Series 2010-58, Class MB	709,979	802,869
5.50%, 07/25/2040, Series 2010-71, Class HJ	272,518	317,448
5.50%, 10/25/2040, Series 2010-111, Class AM	934,156	1,111,551
5.63% (1 Month LIBOR USD + 5.78%, 5.78% Cap), 06/25/2037, Series 2007-92, Class YS(2)(4)	35,632	6,927
5.70% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-81, Class SB(2)(4)	125,506	21,163
5.70% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-80, Class SA(2)(4)	155,323	29,090
5.75%, 06/25/2033, Series 2003-47, Class PE	47,307	53,492
5.75%, 07/25/2035, Series 2005-66, Class ZH	1,394,828	1,665,679
5.75%, 10/25/2035, Series 2005-84, Class XM	61,842	70,175
5.75% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 10/25/2039, Series 2009-84, Class WS(2)(4)	38,018	5,891
5.76% (1 Month LIBOR USD + 5.91%, 5.91% Cap), 02/25/2038, Series 2008-1, Class BI(2)(4)	130,325	25,481
5.85%, 02/25/2051, Series 2011-2, Class WA(5)	82,630	95,252
5.85% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/25/2038, Series 2008-4, Class SD(2)(4)	334,822	60,400
5.93% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 03/25/2037, Series 2007-22, Class SC(2)(4)	2,973	135
5.95% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 04/25/2037, Series 2007-35, Class SI(2)(4)	52,013	5,727
5.95% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-54, Class WI(2)(4)	37,581	7,670
5.95% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-53, Class SH(2)(4)	105,652	17,462
5.95% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 11/25/2049, Series 2010-103, Class SB(2)(4)	77,140	8,164
6.00%, 02/25/2022, Series 2002-5, Class PK	8,770	8,918
6.00%, 08/25/2022, Series 1992-136, Class PK	598	617
6.00%, 09/25/2022, Series 2002-54, Class PG	17,939	18,449
6.00% (1 Month LIBOR USD + 28.70%, 6.00% Cap), 04/25/2023, Series G93-17, Class SI(2)(4)	1,517	1,591
6.00%, 07/25/2023, Series 1993-136, Class ZB(5)	11,317	11,929
6.00%, 07/18/2028, Series 1998-36, Class ZB	6,103	6,853
6.00%, 12/25/2028, Series 1998-66, Class C	2,277	2,406
6.00%, 07/25/2031, Series 2001-33, Class ID	22,626	3,453
6.00%, 11/25/2031, Series 2001-60, Class PX	39,797	46,083
6.00%, 04/25/2032, Series 2002-15, Class ZA	101,160	114,767
6.00%, 11/25/2032, Series 2011-39, Class ZA	296,976	345,173
6.00%, 05/25/2033, Series 2003-39, Class IO(5)	7,117	1,228
6.00%, 05/25/2033, Series 2003-34, Class AX	27,269	31,993
6.00%, 05/25/2033, Series 2003-34, Class GE	63,100	72,562
6.00%, 05/25/2033, Series 2003-34, Class ED	125,270	146,462
6.00%, 12/25/2035, Series 2005-109, Class PC	10,572	11,883
6.00%, 12/25/2035, Series 2005-109, Class YE	148,663	150,508
6.00%, 07/25/2036, Series 2006-71, Class ZL	333,525	393,456
6.00%, 03/25/2037, Series 2007-18, Class MZ	217,626	243,613
6.00%, 05/25/2037, Series 2007-42, Class B	102,135	119,335
6.00%, 08/25/2037, Series 2007-78, Class CB	11,455	13,440
6.00%, 08/25/2037, Series 2007-76, Class ZG	41,603	48,672
6.00%, 08/25/2037, Series 2007-78, Class PE	54,254	63,695
6.00%, 08/25/2037, Series 2007-81, Class GE	56,183	64,940
6.00%, 08/25/2039, Series 2009-60, Class HT	306,641	362,015
6.02%, 09/25/2039, Series 2009-69, Class WA(5)	114,308	130,802
6.03% (1 Month LIBOR USD + 6.18%, 6.18% Cap), 12/25/2039, Series 2009-99, Class SC(2)(4)	48,632	7,591
6.05% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/25/2038, Series 2008-16, Class IS(2)(4)	39,585	6,488
6.08% (1 Month LIBOR USD + 6.23%, 6.23% Cap), 03/25/2038, Series 2008-10, Class XI(2)(4)	50,133	9,534
6.10% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 01/25/2040, Series 2009-112, Class ST(2)(4)	110,965	22,769
6.18%, 03/25/2040, Series 2010-16, Class WB(5)	176,872	203,454
6.19%, 02/25/2040, Series 2010-1, Class WA(5)	47,611	54,329
6.21% (1 Month LIBOR USD + 6.36%, 6.36% Cap), 12/25/2037, Series 2007-108, Class SA(2)(4)	6,451	921
6.21%, 10/25/2037, Series 2007-106, Class A7(5)	49,579	57,781
6.25% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 07/25/2037, Series 2007-72, Class EK(2)(4)	319,182	64,283
6.25% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/25/2037, Series 2007-109, Class AI(2)(4)	150,737	23,370
6.25% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/25/2040, Series 2010-42, Class S(2)(4)	47,554	8,762
6.27% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 04/25/2040, Series 2010-35, Class SB(2)(4)	83,383	14,172
6.29% (1 Month LIBOR USD + 6.44%, 6.44% Cap), 03/25/2037, Series 2007-14, Class ES(2)(4)	188,866	35,210
6.30%, 12/25/2039, Series 2009-99, Class WA(5)	252,280	290,409
6.30% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 10/25/2037, Series 2007-100, Class SM(2)(4)	114,492	23,238
6.30% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 12/25/2037, Series 2007-112, Class SA(2)(4)	161,545	36,901
6.31% (1 Month LIBOR USD + 6.46%, 6.46% Cap), 10/25/2037, Series 2007-91, Class ES(2)(4)	177,008	38,473
6.35%, 04/25/2029, Series 1999-17, Class C	3,482	3,908
6.35% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/25/2023, Series 2008-47, Class SI(2)(4)	2,388	39
6.35% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 08/25/2036, Series 2007-7, Class SG(2)(4)	93,197	30,646
6.37% (1 Month LIBOR USD + 6.52%, 6.52% Cap), 07/25/2036, Series 2006-58, Class IG(2)(4)	49,837	9,078
6.38% (1 Month LIBOR USD + 6.53%, 6.53% Cap), 01/25/2041, Series 2010-147, Class SA(2)(4)	541,511	127,200
6.39% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 09/25/2037, Series 2007-88, Class VI(2)(4)	160,724	35,170
6.40% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 02/25/2039, Series 2009-6, Class GS(2)(4)	100,204	22,582
6.43% (1 Month LIBOR USD + 6.58%, 6.58% Cap), 06/25/2036, Series 2006-53, Class US(2)(4)	109,343	21,236
6.44%, 03/25/2040, Series 2010-16, Class WA(5)	177,310	201,917
6.47% (1 Month LIBOR USD + 6.62%, 6.62% Cap), 07/25/2037, Series 2007-65, Class KI(2)(4)	113,051	20,537
6.50%, 07/25/2021, Series 1991-86, Class Z	31	31
6.50%, 09/25/2021, Series 2001-48, Class Z	5,425	5,481
6.50%, 02/25/2022, Series 2002-1, Class HC	1,214	1,233
6.50%, 08/25/2022, Series 1996-59, Class J	620	641
6.50%, 02/25/2023, Series G93-5, Class Z	966	1,005
6.50%, 03/25/2023, Series G93-14, Class J	664	690
6.50%, 07/25/2023, Series 1993-122, Class M	497	523
6.50%, 09/25/2023, Series 1993-178, Class PK	1,132	1,199
6.50%, 10/25/2023, Series 1993-189, Class PL	5,862	6,220
6.50%, 10/25/2023, Series 1993-183, Class KA	17,626	18,713
6.50%, 11/25/2023, Series 1995-19, Class Z	6,868	7,363
6.50%, 12/25/2023, Series 1993-225, Class UB	1,823	1,944
6.50%, 03/25/2024, Series 1994-37, Class L	5,511	5,862
6.50%, 03/25/2024, Series 1994-40, Class Z	34,166	36,595
6.50%, 04/25/2027, Series 1997-32, Class PG	11,047	12,377
6.50%, 07/18/2027, Series 1997-42, Class ZC	896	1,000
6.50%, 09/25/2031, Series 2001-49, Class Z	5,331	6,238
6.50%, 10/25/2031, Series 2001-52, Class KB	4,231	4,839
6.50%, 04/25/2032, Series 2002-21, Class PE	17,772	20,995
6.50%, 05/25/2032, Series 2002-28, Class PK	36,801	43,171
6.50%, 06/25/2032, Series 2002-37, Class Z	15,678	17,840
6.50%, 07/25/2032, Series 2006-130, Class GI	67,758	10,560

6.50%, 08/25/2032, Series 2002-48, Class GH	47,674	56,687
6.50%, 02/25/2033, Series 2003-9, Class NZ	15,420	17,978
6.50%, 05/25/2033, Series 2003-33, Class IA	67,841	14,348
6.50%, 07/25/2036, Series 2006-63, Class ZH	150,476	179,068
6.50%, 07/25/2036, Series 2011-19, Class ZY	199,443	239,604
6.50%, 08/25/2036, Series 2006-78, Class BZ	14,428	17,098
6.50%, 08/25/2036, Series 2006-77, Class PC	88,389	102,376
6.50%, 09/25/2036, Series 2006-85, Class MZ	9,696	11,466
6.50%, 06/25/2037, Series 2007-92, Class YA	21,373	25,222
6.50%, 12/25/2037, Series 2007-112, Class MJ	120,259	145,072
6.50%, 04/25/2038, Series 2011-22, Class MA	4,994	5,024
6.50%, 06/25/2042, Series 2002-90, Class A1	50,024	58,890
6.50% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 12/25/2036, Series 2006-117, Class GS(2)(4)	84,970	14,275
6.50% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 03/25/2039, Series 2009-17, Class QS(2)(4)	37,282	6,531
6.55% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 03/25/2036, Series 2006-8, Class WN(2)(4)	535,043	125,650
6.56% (1 Month LIBOR USD + 6.71%, 6.71% Cap), 07/25/2035, Series 2005-56, Class S(2)(4)	54,236	12,196
6.70% (1 Month LIBOR USD + 6.85%, 6.85% Cap), 04/25/2038, Series 2008-32, Class SA(2)(4)	37,498	6,705
6.75% (1 Month LIBOR USD + 6.90%, 6.90% Cap), 04/25/2038, Series 2008-27, Class SN(2)(4)	60,367	11,618
6.84% (1 Month LIBOR USD + 6.99%, 6.99% Cap), 03/25/2038, Series 2008-20, Class SA(2)(4)	71,091	15,081
6.88%, 08/25/2023, Series 2002-83, Class CS	12,439	13,069
6.95% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 06/25/2033, Series 2004-4, Class QI(2)(4)	26,605	1,247
7.00%, 03/25/2021, Series 2001-4, Class PC	43	43
7.00%, 07/25/2022, Series G92-42, Class Z	90	91
7.00%, 10/25/2022, Series G92-61, Class Z	363	375
7.00%, 02/25/2023, Series 1997-61, Class ZC	9,601	10,010
7.00%, 03/25/2023, Series 1993-37, Class PX	7,165	7,466
7.00%, 04/25/2023, Series 1993-54, Class Z	2,113	2,200
7.00%, 05/25/2023, Series 1993-56, Class PZ	25,513	26,881
7.00%, 07/25/2023, Series 2002-1, Class G	8,558	8,978
7.00%, 07/25/2023, Series 1993-99, Class Z	12,485	13,147
7.00%, 08/25/2023, Series 1993-141, Class Z	20,845	21,935
7.00%, 04/25/2024, Series 1994-63, Class PK	22,113	23,745
7.00%, 04/25/2024, Series 1994-62, Class PK	53,068	56,371
7.00%, 11/25/2026, Series 1996-48, Class Z	14,001	15,214
7.00%, 12/18/2027, Series 1997-81, Class PI	4,892	401
7.00%, 03/25/2031, Series 2001-7, Class PF	3,711	4,429
7.00%, 07/25/2031, Series 2001-30, Class PM	11,822	14,192
7.00%, 08/25/2031, Series 2001-36, Class DE	24,502	28,970
7.00%, 09/25/2031, Series 2001-44, Class PU	4,031	4,831
7.00%, 09/25/2031, Series 2001-44, Class PD	6,675	7,910
7.00%, 09/25/2031, Series 2001-44, Class MY	31,909	38,242
7.00%, 11/25/2031, Series 2001-61, Class Z	44,570	53,536
7.00%, 05/25/2033, Series 2007-97, Class KI	119,165	12,995
7.00%, 07/25/2039, Series 2009-47, Class MT	2,005	2,379
7.00%, 11/25/2041, Series 2011-118, Class LB	792,077	970,187
7.00%, 11/25/2041, Series 2011-118, Class NT	827,866	992,156
7.00%, 11/25/2041, Series 2011-118, Class MT	961,803	1,173,309
7.00% (1 Month LIBOR USD + 7.15%, 7.15% Cap), 07/25/2037, Series 2007-60, Class AX(2)(4)	508,117	129,757
7.05% (1 Month LIBOR USD + 7.20%, 7.20% Cap), 07/25/2038, Series 2008-53, Class CI(2)(4)	42,741	7,893
7.26% (1 Month LIBOR USD + 7.47%, 7.47% Cap), 08/25/2033, Series 2003-71, Class DS(2)(4)	76,632	88,799
7.45% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 07/25/2028, Series 2008-55, Class S(2)(4)	166,902	21,724
7.45% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 11/25/2033, Series 2003-116, Class SB(2)(4)	87,090	17,978
7.50%, 06/25/2022, Series 1992-101, Class J	29	30
7.50%, 07/25/2022, Series G92-35, Class E	1,409	1,451
7.50%, 09/25/2022, Series G92-54, Class ZQ	821	839
7.50%, 10/25/2022, Series 1992-188, Class PZ	2,193	2,284
7.50%, 03/25/2023, Series 1993-25, Class J	2,200	2,315
7.50%, 04/18/2027, Series 1997-27, Class J	3,377	3,901
7.50%, 04/20/2027, Series 1997-29, Class J	4,961	5,691
7.50%, 05/20/2027, Series 1997-39, Class PD	17,726	20,159
7.50%, 12/18/2029, Series 1999-62, Class PB	5,672	6,535
7.50%, 02/25/2030, Series 2000-2, Class ZE	29,870	34,890
7.70%, 03/25/2023, Series 1993-21, Class KA	922	968
7.75%, 09/25/2022, Series 1992-163, Class M	901	938
7.90%, 01/25/2023, Series G93-1, Class KA	1,585	1,657
7.90% (1 Month LIBOR USD + 8.05%, 8.05% Cap), 08/25/2023, Series 1999-38, Class SK(2)(4)	397	26
8.00%, 07/25/2022, Series G92-44, Class ZQ	91	93
8.00%, 07/25/2022, Series 1992-117, Class MA	3,171	3,301
8.00%, 09/25/2022, Series 1992-150, Class M	3,375	3,511
8.00% (1 Month LIBOR USD + 8.15%, 8.15% Cap), 12/25/2028, Series 1998-66, Class SB(2)(4)	2,527	143
8.50%, 01/25/2025, Series 1995-2, Class Z	1,116	1,235
8.50%, 01/25/2031, Series 2000-52, Class IO	1,659	312
8.50% (1 Month LIBOR USD + 51.00%, 8.50% Cap), 11/25/2032, Series 2004-61, Class SK(2)(4)	13,871	16,521
8.75%, 06/25/2021, Series G-18, Class Z	2	2
8.80%, 01/25/2025, Series G95-1, Class C	2,368	2,672
8.95% (1 Month LIBOR USD + 9.10%, 9.10% Cap), 07/25/2030, Series 2000-20, Class SA(2)(4)	8,341	1,089
9.88% (10 year CMT Index + 10.75%, 10.00% Cap), 08/25/2023, Series 1996-14, Class SE(2)(4)	11,296	1,006
9.90% (1 Month LIBOR USD + 10.17%, 10.17% Cap), 08/25/2033, Series 2003-74, Class SH(2)(4)	9,385	11,472
10.00% (1 Month LIBOR USD + 54.00%, 10.00% Cap), 03/25/2032, Series 2002-13, Class ST(2)(4)	522	646
10.50% (11th District Cost of Funds Index + 63.39%, 10.50% Cap), 10/25/2023, Series 1993-179, Class SC(2)(4)	363	402
11.30% (1 Month LIBOR USD + 11.52%, 11.52% Cap), 01/25/2034, Series 2003-130, Class SX(2)(4)	2,322	2,709
12.25% (1 Month LIBOR USD + 12.50%, 12.50% Cap), 09/25/2033, Series 2003-91, Class SD(2)(4)	12,212	15,254
12.36% (1 Month LIBOR USD + 12.66%, 12.66% Cap), 03/25/2040, Series 2010-49, Class SC(2)(4)	213,303	276,598
12.45% (11th District Cost of Funds Index + 12.95%, 4.00% Floor, 12.95% Cap), 12/25/2023, Series 1993-247, Class SU(2)(4)	651	718
12.50% (1 Month LIBOR USD + 77.31%, 12.50% Cap), 09/25/2023, Series 1993-165, Class SK(2)(4)	781	842
13.36% (1 Month LIBOR USD + 13.75%, 13.75% Cap), 07/25/2033, Series 2003-64, Class SX(2)(4)	18,649	24,591
13.70% (1 Month LIBOR USD + 14.00%, 14.00% Cap), 03/25/2038, Series 2008-18, Class SP(2)(4)	19,366	24,139
13.79% (11th District Cost of Funds Index + 14.86%, 14.86% Cap), 09/25/2023, Series 1993-165, Class SD(2)(4)	629	677
13.80% (1 Month LIBOR USD + 14.10%, 14.10% Cap), 12/25/2033, Series 2003-130, Class CS(2)(4)	184	185
13.90% (1 Month LIBOR USD + 14.20%, 14.20% Cap), 06/25/2033, Series 2004-4, Class QM(2)(4)	19,791	21,408
13.94% (1 Month LIBOR USD + 14.24%, 14.24% Cap), 07/25/2034, Series 2004-51, Class SY(2)(4)	11,198	14,049
14.21% (1 Month LIBOR USD + 14.48%, 14.48% Cap), 12/25/2032, Series 2002-77, Class S(2)(4)	6,468	8,407
15.18% (1 Month LIBOR USD + 15.50%, 15.50% Cap), 11/25/2031, Series 2004-74, Class SW(2)(4)	12,891	17,456
15.50% (1 Month LIBOR USD + 58.37%, 15.50% Cap), 02/25/2023, Series 1993-27, Class SA(2)(4)	334	388
15.78% (1 Month LIBOR USD + 16.15%, 16.15% Cap), 09/25/2037, Series 2007-85, Class SL(2)(4)	9,924	13,796
15.90% (1 Month LIBOR USD + 16.20%, 16.20% Cap), 01/25/2034, Series 2003-131, Class SK(2)(4)	6,937	7,931
16.09% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 05/25/2034, Series 2004-46, Class SK(2)(4)	9,734	13,299
16.13% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 07/25/2037, Series 2007-62, Class SE(2)(4)	26,149	34,918
16.33% (1 Month LIBOR USD + 16.70%, 16.70% Cap), 08/25/2035, Series 2005-73, Class PS(2)(4)	29,166	39,802
16.51% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/25/2035, Series 2005-72, Class SB(2)(4)	23,865	32,972
16.51% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 10/25/2035, Series 2005-90, Class ES(2)(4)	28,925	41,104

16.63% (1 Month LIBOR USD + 17.00%, 17.00% Cap), 05/25/2035, Series 2005-42, Class PS(2)(4)	3,962	5,105
17.01% (1 Month LIBOR USD + 17.38%, 17.38% Cap), 07/25/2035, Series 2005-66, Class SG(2)(4)	24,203	35,247
17.12% (1 Month LIBOR USD + 17.47%, 17.47% Cap), 12/25/2031, Series 2001-72, Class SX(2)(4)	1,168	1,634
17.17% (1 Month LIBOR USD + 17.67%, 17.67% Cap), 04/25/2040, Series 2010-35, Class SJ(2)(4)	107,704	149,462
17.42% (1 Month LIBOR USD + 17.68%, 17.68% Cap), 05/25/2021, Series 1991-42, Class S(2)(4)	6	6
17.71% (1 Month LIBOR USD + 18.15%, 18.15% Cap), 08/25/2033, Series 2005-56, Class TP(2)(4)	20,192	25,074
19.12% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 04/25/2034, Series 2004-25, Class SA(2)(4)	35,284	52,250
19.12% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 05/25/2034, Series 2004-36, Class SA(2)(4)	79,303	120,538
19.36% (11th District Cost of Funds Index + 20.53%, 20.53% Cap), 04/25/2023, Series 1993-62, Class SA(2)(4)	1,014	1,133
19.39% (1 Month LIBOR USD + 19.80%, 19.80% Cap), 11/25/2034, Series 2004-79, Class SP(2)(4)	764	775
19.61% (1 Month LIBOR USD + 20.02%, 20.02% Cap), 05/25/2035, Series 2005-74, Class CS(2)(4)	69,481	89,259
19.72% (1 Month LIBOR USD + 20.13%, 20.13% Cap), 05/25/2035, Series 2005-74, Class SK(2)(4)	47,765	61,661
20.26% (1 Month LIBOR USD + 20.70%, 20.70% Cap), 04/25/2038, Series 2008-28, Class QS(2)(4)	22,799	34,411
20.81% (7 year CMT Index + 22.30%, 21.83% Cap), 04/25/2023, Series 1998-43, Class SA(2)(4)	1,881	305
22.17% (1 Month LIBOR USD + 22.67%, 22.67% Cap), 04/25/2037, Series 2007-29, Class SG(2)(4)	34,382	56,486
22.51% (1 Month LIBOR USD + 22.95%, 22.95% Cap), 10/25/2031, Series 2003-52, Class SX(2)(4)	9,891	14,777
22.97% (1 Month LIBOR USD + 23.38%, 23.38% Cap), 10/25/2023, Series 1999-52, Class NS(2)(4)	1,012	1,273
23.41% (1 Month LIBOR USD + 24.00%, 24.00% Cap), 05/25/2034, Series 2004-46, Class QB(2)(4)	14,882	23,375
23.47% (1 Month LIBOR USD + 24.02%, 24.02% Cap), 08/25/2037, Series 2007-79, Class SB(2)(4)	44,770	70,807
23.61% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 09/25/2035, Series 2005-75, Class SV(2)(4)	6,518	9,804
23.66% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 06/25/2036, Series 2006-46, Class SW(2)(4)	4,476	7,240
23.98% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 12/25/2023, Series 2002-1, Class UD(2)(4)	1,400	1,786
23.98% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 09/25/2031, Series 2001-60, Class QS(2)(4)	16,800	24,373
24.02% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 11/25/2035, Series 2005-106, Class US(2)(4)	134,604	202,822
24.02% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 03/25/2036, Series 2006-11, Class PS(2)(4)	13,688	22,371
24.21% (1 Month LIBOR USD + 24.75%, 24.75% Cap), 05/25/2035, Series 2005-74, Class CP(2)(4)	15,950	20,992
24.71% (1 Month LIBOR USD + 25.19%, 25.19% Cap), 02/25/2032, Series 2002-1, Class SA(2)(4)	2,901	4,324
24.76% (1 Month LIBOR USD + 25.50%, 25.50% Cap), 06/25/2035, Series 2005-59, Class SU(2)(4)	23,977	39,987
25.61% (1 Month LIBOR USD + 26.20%, 26.20% Cap), 10/25/2036, Series 2006-95, Class SG(2)(4)	16,722	27,600
25.97% (1 Month LIBOR USD + 26.56%, 26.56% Cap), 12/25/2036, Series 2006-115, Class ES(2)(4)	3,556	5,682
27.55% (11th District Cost of Funds Index + 29.75%, 29.75% Cap), 10/25/2023, Series 1993-179, Class SB(2)(4)	544	633
28.21% (1 Month LIBOR USD + 28.80%, 28.80% Cap), 07/25/2036, Series 2006-60, Class AK(2)(4)	15,169	23,832
28.21% (7 year CMT Index + 30.01%, 29.59% Cap), 12/25/2021, Series G-51, Class SA(2)(4)	6	7
28.78% (11th District Cost of Funds Index + 31.01%, 31.01% Cap), 12/25/2023, Series 1993-247, Class SA(2)(4)	1,721	2,021
29.48% (1 Month LIBOR USD + 30.15%, 30.15% Cap), 05/25/2036, Series 2006-33, Class LS(2)(4)	15,583	26,067
32.51% (1 Month LIBOR USD + 33.25%, 33.25% Cap), 10/25/2026, Series 2006-94, Class GK(2)(4)	10,284	15,189
38.11% (1 Month LIBOR USD + 39.00%, 39.00% Cap), 02/25/2037, Series 2007-1, Class SD(2)(4)	8,374	28,269
39.01% (1 Month LIBOR USD + 39.90%, 39.90% Cap), 07/25/2036, Series 2006-62, Class PS(2)(4)	11,149	23,699
1184.78%, 07/25/2022, Series G92-35, Class G	2	11
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042, Series 2003-W2, Class 2A9	47,557	55,457
6.50%, 07/25/2042, Series 2003-W2, Class 1A1	79,156	93,494
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042, Series 2003-W6, Class 2A4	297,449	337,631
6.50%, 09/25/2042, Series 2003-W6, Class 3A	105,946	124,312
Fannie Mae Trust 2003-W8
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 05/25/2042, Series 2003-W8, Class 3F1(2)	25,122	25,033
7.00%, 10/25/2042, Series 2003-W8, Class 2A	116,345	139,192
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033, Series 2004-W1, Class 2A2	185,628	219,987
Fannie Mae Trust 2004-W15
0.40% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 08/25/2044, Series 2004-W15, Class 2AF(2)	109,561	108,956
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044, Series 2004-W2, Class 2A2	37,307	44,100
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044, Series 2004-W8, Class 3A	37,257	44,683
Fannie Mae Trust 2005-W3
0.37% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 03/25/2045, Series 2005-W3, Class 2AF(2)	903,833	900,461
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045, Series 2005-W4, Class 1A1	48,545	56,208
Fannie Mae Trust 2006-W2
0.37% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 02/25/2046, Series 2006-W2, Class 1AF1(2)	392,393	392,371
3.18%, 11/25/2045, Series 2006-W2, Class 2A(5)	115,006	122,074
Fannie Mae Whole Loan
0.41% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 9.50% Cap), 11/25/2046, Series 2007-W1, Class 1AF1(2)	935,959	924,348
Fannie Mae-Aces
0.67%, 10/25/2030, Series 2020-M50, Class A1	4,194,392	4,160,200
0.75%, 09/25/2028, Series 2020-M39, Class 1A1	26,983,285	26,535,409
1.08% (1 Month LIBOR USD + 0.93%), 11/25/2022, Series 2015-M17, Class FA(2)	583,628	585,090
1.20%, 10/25/2030, Series 2020-M50, Class A2	1,055,000	1,069,954
1.59%, 11/25/2028, Series 2020-M38, Class 2A1	2,970,000	3,007,309
1.94%, 10/25/2030, Series 2020-M50, Class X1(5)	18,994,392	2,209,504
1.99%, 12/25/2029, Series 2019-M30, Class 2A1	25,435,319	26,399,167
1.99%, 11/25/2028, Series 2020-M38, Class X2(5)	12,600,000	1,634,435
2.02%, 07/25/2030, Series 2020-M39, Class X1(5)	114,130,349	15,375,024
2.10%, 08/25/2029, Series 2019-M22, Class A1	20,351,768	21,747,110
2.28%, 12/27/2022, Series 2013-M7, Class A2	703,910	724,939
2.39%, 01/25/2023, Series 2013-M9, Class A2(5)	569,051	588,428
2.48%, 12/25/2026, Series 2017-M3, Class A2(5)	1,512,023	1,648,918
2.53%, 09/25/2024, Series 2015-M1, Class A2	1,305,361	1,383,032
2.58%, 12/25/2026, Series 2017-M4, Class A2(5)	9,307,000	10,209,547
2.59%, 12/25/2024, Series 2015-M7, Class A2	1,403,310	1,502,627
2.83%, 01/25/2025, Series 2015-M8, Class AB2(5)	584,203	624,344
2.90%, 01/25/2025, Series 2015-M8, Class A2(5)	2,000,000	2,168,196
2.92%, 08/25/2021, Series 2011-M8, Class A2	257,539	259,795
2.96%, 02/25/2027, Series 2017-M7, Class A2(5)	3,535,000	3,949,365
2.98%, 08/25/2029, Series 2017-M11, Class A2	2,200,000	2,497,473
3.02%, 08/25/2024, Series 2014-M13, Class A2(5)	1,177,850	1,271,410
3.05%, 03/25/2028, Series 2018-M4, Class A2(5)	3,891,000	4,424,419
3.06%, 05/25/2027, Series 2017-M8, Class A2(5)	5,130,000	5,759,330
3.08%, 06/25/2027, Series 2017-M12, Class A2(5)	5,513,000	6,210,145
3.09%, 02/25/2030, Series 2018-M3, Class A2(5)	2,791,000	3,185,153
3.09%, 04/25/2027, Series 2015-M10, Class A2(5)	23,188,614	25,931,296
3.10%, 07/25/2024, Series 2014-M9, Class A2(5)	1,008,746	1,090,771
3.17%, 04/25/2029, Series 2017-M5, Class A2(5)	4,540,000	5,226,474
3.33%, 06/25/2028, Series 2018-M8, Class A2(5)	5,160,000	5,941,432
3.37%, 07/25/2028, Series 2018-M10, Class A1(5)	4,726,712	5,200,962
3.37%, 07/25/2028, Series 2018-M10, Class A2(5)	6,977,000	8,096,887
3.50%, 01/25/2024, Series 2014-M3, Class A2(5)	10,736,107	11,591,322
3.51%, 12/25/2023, Series 2014-M2, Class A2(5)	1,876,682	2,007,919
3.55%, 09/25/2028, Series 2019-M1, Class A2(5)	7,310,000	8,610,718

3.64%, 08/25/2030, Series 2018-M12, Class A2(5)	7,611,341	9,104,860
3.76%, 06/25/2021, Series 2011-M1, Class A3	258,603	260,401
FHLMC-Ginnie Mae
6.25%, 11/25/2023, Series 24, Class ZE	2,663	2,816
7.00%, 03/25/2023, Series 8, Class ZA	2,529	2,615
7.50%, 04/25/2024, Series 29, Class L	18,835	20,130
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035, Series 2005-FA8, Class 1A19	78,984	59,371
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021, Series 2006-FA6, Class 3A1	1,643	1,496
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037, Series 2006-FA8, Class 2A1	10,407	6,424
First Horizon Alternative Mortgage Securities Trust 2007-FA4
5.50% (1 Month LIBOR USD + 5.65%, 5.65% Cap), 08/25/2037, Series 2007-FA4, Class 1A2(2)(4)	700,996	175,021
FMC GMSR Issuer Trust
4.45%, 01/25/2026, Series 2020-GT1, Class A(3)(5)	9,700,000	9,694,917
Freddie Mac Gold Pool
2.00%, 01/01/2032	4,512,091	4,738,230
2.50%, 04/01/2028	1,447,177	1,513,109
2.50%, 06/01/2028	560,094	592,492
2.50%, 03/01/2030	1,138,736	1,213,673
2.50%, 07/01/2030	2,637,312	2,811,069
2.50%, 07/01/2031	2,357,930	2,505,121
2.50%, 08/01/2031	1,378,411	1,464,319
2.50%, 11/01/2046	2,170,513	2,319,194
3.00%, 07/01/2028	1,129,517	1,198,003
3.00%, 08/01/2028	657,905	700,363
3.00%, 09/01/2028	2,345,310	2,503,401
3.00%, 10/01/2028	954,194	1,023,067
3.00%, 05/01/2029	858,237	919,159
3.00%, 04/01/2031	4,551,068	4,868,573
3.00%, 09/01/2031	984,012	1,046,704
3.00%, 02/01/2032	4,936,567	5,295,011
3.00%, 02/01/2032	7,244,303	7,786,546
3.00%, 07/01/2035	6,711,571	7,095,506
3.00%, 09/01/2036	2,523,230	2,667,749
3.00%, 08/01/2042	1,339,992	1,421,298
3.00%, 10/01/2042	3,445,450	3,664,286
3.00%, 11/01/2042	502,230	532,910
3.00%, 11/01/2042	4,916,111	5,336,456
3.00%, 02/01/2043	298,412	317,288
3.00%, 03/01/2043	1,951,292	2,079,202
3.00%, 03/01/2043	3,913,738	4,162,820
3.00%, 04/01/2043	72,225	76,940
3.00%, 04/01/2043	9,815,361	10,607,032
3.00%, 06/01/2043	26,598	28,318
3.00%, 07/01/2043	20,470	21,776
3.00%, 07/01/2043	263,645	280,385
3.00%, 08/01/2043	413,821	440,793
3.00%, 08/01/2043	5,253,923	5,597,807
3.00%, 01/01/2045	157,965	163,490
3.00%, 05/01/2045	1,016,446	1,105,695
3.00%, 05/01/2045	1,991,855	2,161,287
3.00%, 06/01/2045	498,354	528,723
3.00%, 10/01/2045	3,664,623	3,897,913
3.00%, 10/01/2046	6,698,886	7,042,776
3.00%, 10/01/2046	16,957,454	18,355,477
3.00%, 01/01/2047	1,063,217	1,121,941
3.00%, 02/01/2047	9,149,915	9,676,549
3.00%, 03/01/2047	1,174,399	1,233,083
3.00%, 05/01/2047	12,707,717	13,710,199
3.50%, 01/01/2027	121,047	128,527
3.50%, 01/01/2032	397,480	423,759
3.50%, 03/01/2032	156,019	166,335
3.50%, 02/01/2033	145,901	157,270
3.50%, 05/01/2033	190,661	205,521
3.50%, 05/01/2033	536,308	578,024
3.50%, 01/01/2034	5,726,586	6,187,470
3.50%, 11/01/2037	1,951,832	2,077,198
3.50%, 05/01/2042	640,026	687,995
3.50%, 06/01/2042	302,324	325,295
3.50%, 06/01/2042	2,097,385	2,291,732
3.50%, 08/01/2042	573,913	619,767
3.50%, 09/01/2042	2,459,759	2,675,513
3.50%, 09/01/2042	3,964,605	4,277,315
3.50%, 10/01/2042	1,959,137	2,130,580
3.50%, 10/01/2042	8,773,605	9,543,592
3.50%, 11/01/2042	90,140	98,519
3.50%, 11/01/2042	838,911	911,972
3.50%, 11/01/2042	2,228,271	2,415,881
3.50%, 12/01/2042	2,465,804	2,672,983
3.50%, 01/01/2043	5,896,125	6,411,073
3.50%, 03/01/2043	544,154	585,998
3.50%, 05/01/2043	237,102	259,121
3.50%, 05/01/2043	3,242,941	3,513,317
3.50%, 06/01/2043	702,065	763,989
3.50%, 06/01/2043	1,202,293	1,307,229
3.50%, 07/01/2043	428,456	465,687
3.50%, 10/01/2043	190,671	206,994
3.50%, 05/01/2044	11,988,074	13,107,840
3.50%, 01/01/2045	10,259,144	11,149,974
3.50%, 06/01/2045	1,067,768	1,155,323
3.50%, 12/01/2045	3,370,438	3,606,327
3.50%, 01/01/2046	6,733,479	7,312,381
3.50%, 05/01/2046	2,058,227	2,194,068
3.50%, 07/01/2046	2,929,583	3,128,164
3.50%, 08/01/2046	5,789,750	6,324,075
3.50%, 08/01/2046	6,706,819	7,267,064
3.50%, 12/01/2046	5,931,666	6,417,769
3.50%, 01/01/2047	2,586,883	2,759,557
3.50%, 10/01/2047	6,735,867	7,143,816

3.50%, 01/01/2048	6,011,662	6,444,733
3.50%, 03/01/2048	4,755,106	5,099,075
4.00%, 08/01/2040	371,855	405,452
4.00%, 09/01/2040	474,983	519,522
4.00%, 11/01/2040	27,687	30,473
4.00%, 11/01/2040	1,285,905	1,402,070
4.00%, 12/01/2040	316,305	348,670
4.00%, 12/01/2040	669,350	737,847
4.00%, 12/01/2040	797,578	878,014
4.00%, 12/01/2040	929,583	1,019,931
4.00%, 12/01/2040	964,618	1,058,370
4.00%, 01/01/2041	578,514	631,927
4.00%, 01/01/2041	1,091,489	1,201,319
4.00%, 10/01/2041	2,999,310	3,290,995
4.00%, 11/01/2041	7,939	8,656
4.00%, 01/01/2042	151,016	164,667
4.00%, 05/01/2042	11,186	12,326
4.00%, 06/01/2042	1,391,950	1,513,617
4.00%, 10/01/2042	41,673	43,760
4.00%, 01/01/2043	190,178	208,713
4.00%, 06/01/2043	10,859	11,630
4.00%, 09/01/2043	106,076	116,391
4.00%, 09/01/2043	4,977,218	5,460,112
4.00%, 11/01/2043	57,951	63,294
4.00%, 11/01/2043	114,980	125,162
4.00%, 12/01/2043	159,174	173,478
4.00%, 12/01/2043	366,146	392,743
4.00%, 12/01/2043	1,084,479	1,180,014
4.00%, 01/01/2044	101,686	112,075
4.00%, 01/01/2044	348,430	380,509
4.00%, 03/01/2044	1,850,943	2,014,482
4.00%, 05/01/2044	76,094	82,814
4.00%, 10/01/2044	5,318,429	5,836,068
4.00%, 01/01/2045	302,372	330,544
4.00%, 10/01/2045	408,051	442,613
4.00%, 10/01/2045	5,614,586	6,105,007
4.00%, 11/01/2045	8,340,717	9,047,759
4.00%, 12/01/2045	1,006,255	1,098,845
4.00%, 01/01/2046	3,056,778	3,355,174
4.00%, 02/01/2046	1,762,981	1,938,286
4.00%, 05/01/2046	221,221	239,772
4.00%, 06/01/2046	7,994,881	8,753,953
4.00%, 08/01/2046	2,053,000	2,243,005
4.00%, 01/01/2047	10,463,160	11,541,528
4.00%, 04/01/2047	391,805	428,086
4.00%, 06/01/2047	3,540,282	3,806,571
4.00%, 09/01/2047	5,985,405	6,539,683
4.50%, 11/01/2035	10,015	11,125
4.50%, 07/01/2039	155,267	174,373
4.50%, 10/01/2039	1,149,865	1,290,505
4.50%, 11/01/2039	1,273,159	1,423,725
4.50%, 11/01/2039	1,719,044	1,922,446
4.50%, 05/01/2040	621,551	698,049
4.50%, 08/01/2040	270,176	302,770
4.50%, 09/01/2040	223,749	251,293
4.50%, 09/01/2040	860,296	956,071
4.50%, 03/01/2041	173,681	194,385
4.50%, 05/01/2041	1,457,633	1,637,129
4.50%, 08/01/2041	440,173	487,622
4.50%, 12/01/2043	5,047,334	5,644,690
4.50%, 03/01/2044	437,155	487,980
4.50%, 05/01/2044	672,770	750,714
4.50%, 07/01/2044	23,333	25,386
4.50%, 07/01/2044	216,736	241,497
4.50%, 09/01/2044	1,348,839	1,506,275
4.50%, 09/01/2046	2,901,404	3,194,759
4.50%, 10/01/2046	2,558,224	2,822,097
4.50%, 11/01/2046	9,445,422	10,593,490
4.50%, 03/01/2047	785,921	876,205
4.50%, 07/01/2047	1,207,886	1,324,147
4.50%, 07/01/2047	2,090,049	2,291,315
4.50%, 11/01/2047	884,370	965,062
4.50%, 09/01/2048	252,634	274,827
5.00%, 01/01/2034	21,256	24,563
5.00%, 06/01/2034	65,278	75,591
5.00%, 09/01/2034	67,139	78,070
5.00%, 03/01/2035	19,035	21,215
5.00%, 08/01/2035	957,481	1,103,235
5.00%, 03/01/2036	1,996,996	2,320,705
5.00%, 07/01/2036	1,938	2,254
5.00%, 11/01/2036	53,730	62,399
5.00%, 03/01/2037	157,987	183,741
5.00%, 06/01/2037	169,402	197,017
5.00%, 08/01/2037	156,532	181,981
5.00%, 02/01/2038	198,728	231,137
5.00%, 03/01/2038	48,863	56,824
5.00%, 03/01/2038	174,326	202,672
5.00%, 03/01/2038	192,144	223,404
5.00%, 03/01/2038	219,989	255,788
5.00%, 04/01/2038	117,743	136,280
5.00%, 09/01/2038	23,782	27,650
5.00%, 09/01/2038	137,210	159,518
5.00%, 11/01/2038	1,018	1,183
5.00%, 11/01/2038	50,304	58,507
5.00%, 12/01/2038	542	630
5.00%, 12/01/2038	163,595	190,213
5.00%, 02/01/2039	338,955	393,604
5.00%, 05/01/2039	6,670	7,776
5.00%, 10/01/2039	375,217	435,710
5.00%, 01/01/2040	93,127	108,215
5.00%, 03/01/2040	155,032	179,562

5.00%, 03/01/2040	1,730,427	2,012,671
5.00%, 08/01/2040	234,556	272,817
5.00%, 04/01/2041	675,914	786,088
5.00%, 06/01/2041	290,909	338,335
5.00%, 12/01/2047	3,789,648	4,223,445
5.00%, 02/01/2048	1,420,578	1,585,255
5.50%, 02/01/2024	1,892	1,949
5.50%, 01/01/2033	36,570	41,918
5.50%, 10/01/2033	30,546	35,887
5.50%, 07/01/2035	62,753	73,078
5.50%, 01/01/2036	14,274	16,783
5.50%, 12/01/2036	27,575	32,400
5.50%, 05/01/2038	42,858	50,398
5.50%, 08/01/2038	56,015	65,833
5.50%, 01/01/2039	2,110,321	2,463,689
5.50%, 03/01/2040	20,367	23,742
5.50%, 05/01/2040	1,399,021	1,644,607
5.50%, 08/01/2040	574,379	675,131
6.00%, 07/01/2021	4	4
6.00%, 07/01/2021	171	172
6.00%, 03/01/2022	3	3
6.00%, 10/01/2029	8,505	9,644
6.00%, 12/01/2033	10,912	12,304
6.00%, 01/01/2034	5,959	6,271
6.00%, 01/01/2034	24,056	28,860
6.00%, 11/01/2036	8,683	9,683
6.00%, 12/01/2036	5,354	6,324
6.00%, 12/01/2036	12,779	15,230
6.50%, 03/01/2022	261	263
6.50%, 01/01/2028	25,747	28,242
6.50%, 06/01/2029	9,181	10,289
6.50%, 08/01/2029	74,030	85,758
6.50%, 11/01/2034	5,987	7,098
6.50%, 01/01/2035	75,721	85,505
6.50%, 12/01/2035	11,128	11,663
6.50%, 12/01/2035	47,853	54,974
6.50%, 11/01/2036	15,668	18,115
6.50%, 11/01/2036	103,432	116,828
6.50%, 11/01/2036	158,986	186,188
6.50%, 12/01/2036	84,473	100,561
6.50%, 12/01/2036	189,879	220,278
6.50%, 01/01/2037	5,987	6,205
6.50%, 01/01/2037	12,219	13,351
6.50%, 02/01/2037	8,224	8,573
6.50%, 06/01/2037	5,283	5,536
6.50%, 11/01/2037	33,074	40,220
6.50%, 03/01/2038	44,380	51,849
7.00%, 04/01/2026	744	827
7.00%, 12/01/2028	27,563	31,108
7.00%, 07/01/2029	828	928
7.00%, 01/01/2031	24,420	27,683
7.00%, 07/01/2032	2,919	3,334
7.00%, 08/01/2032	4,024	4,738
7.00%, 02/01/2037	6,380	7,620
7.50%, 08/01/2025	652	711
7.50%, 01/01/2032	62,546	69,970
7.50%, 12/01/2036	212,771	241,961
7.50%, 01/01/2038	33,754	41,880
7.50%, 01/01/2038	50,416	58,382
7.50%, 09/01/2038	25,764	30,272
8.00%, 08/01/2024	320	347
8.00%, 11/01/2024	222	239
8.50%, 07/01/2028	1,751	1,998
10.00%, 03/17/2026	74	74
10.00%, 10/01/2030	6,242	6,747
Freddie Mac Multifamily Structured Pass Through Certificates
0.80%, 10/25/2022, Series K025, Class X1(5)	20,498,189	234,100
0.85% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 09/25/2022, Series KF12, Class A(2)	68,870	68,955
1.21%, 10/25/2030, Series K120, Class XAM(5)	31,375,053	3,381,697
1.34%, 05/25/2022, Series K020, Class X1(5)	48,082,222	709,001
1.36%, 03/25/2026, Series K055, Class X1(5)	27,201,516	1,672,088
1.64%, 01/25/2030, Series K107, Class A2	1,890,000	1,967,761
2.31%, 12/25/2022, Series KJ07, Class A2	4,165,405	4,284,791
2.36%, 08/25/2022, Series KJ08, Class A2	1,583,029	1,609,090
2.52%, 01/25/2023, Series KS01, Class A2	1,780,649	1,830,449
2.57%, 07/25/2026, Series K057, Class A2	10,075,000	11,022,791
2.77%, 05/25/2025, Series KPLB, Class A	4,250,000	4,589,785
2.81%, 09/25/2024, Series KJ14, Class A2	6,287,000	6,699,288
2.84%, 09/25/2022, Series KJ09, Class A2	1,110,098	1,145,068
2.86%, 08/25/2022, Series KJ13, Class A2	4,007,749	4,116,301
2.91%, 04/25/2024, Series K726, Class A2	8,592,836	9,183,828
3.04%, 07/25/2024, Series K727, Class AM	10,000,000	10,812,273
3.07%, 08/25/2022, Series KJ18, Class A2	1,410,523	1,449,815
3.08%, 01/25/2031, Series K152, Class A2	4,126,000	4,730,349
3.10%, 02/25/2024, Series K725, Class AM(5)	11,250,000	12,148,390
3.11%, 02/25/2023, Series K028, Class A2	13,450,000	14,149,443
3.12%, 06/25/2027, Series K066, Class A2	4,263,000	4,842,204
3.17%, 09/25/2026, Series K059, Class AM(5)	9,915,000	11,177,691
3.19%, 09/25/2027, Series K069, Class A2(5)	11,650,000	13,341,197
3.21%, 04/25/2028, Series W5FX, Class AFX(5)	3,315,000	3,713,657
3.22%, 03/25/2027, Series K064, Class A2	14,175,000	16,152,206
3.24%, 04/25/2027, Series K065, Class A2	7,030,000	8,027,061
3.24%, 08/25/2027, Series K068, Class A2	2,846,000	3,264,686
3.25%, 09/25/2027, Series K069, Class AM(5)	4,900,000	5,585,472
3.30%, 11/25/2027, Series K070, Class A2(5)	4,589,000	5,294,607
3.32%, 02/25/2023, Series K029, Class A2	5,550,000	5,869,249
3.33%, 05/25/2027, Series K065, Class AM	1,779,000	2,036,209
3.33%, 08/25/2025, Series K050, Class A2(5)	10,000,000	11,181,425
3.35%, 01/25/2028, Series K073, Class A2	5,167,000	5,976,630
3.36%, 11/25/2027, Series K071, Class AM(5)	18,922,000	21,742,621
3.36%, 12/25/2026, Series KW02, Class A2(5)	27,000,000	30,607,770

3.39%, 03/25/2024, Series K038, Class A2	4,286,000	4,661,916
3.41%, 12/25/2026, Series K062, Class A2	15,125,000	17,339,776
3.49%, 01/25/2024, Series K037, Class A2	18,300,000	19,871,128
3.51%, 03/25/2029, Series K091, Class A2	2,527,000	2,980,612
3.51%, 01/25/2027, Series K063, Class AM(5)	23,250,000	26,718,442
3.76%, 01/25/2029, Series K088, Class AM(5)	11,600,000	13,825,401
3.85%, 05/25/2028, Series K077, Class AM(5)	3,550,000	4,229,039
3.85%, 05/25/2028, Series K077, Class A2(5)	6,340,000	7,555,125
3.85%, 06/25/2028, Series K078, Class A2	7,875,000	9,385,114
3.90%, 04/25/2028, Series K076, Class AM	8,575,000	10,151,776
3.90%, 10/25/2033, Series K158, Class A3(5)	6,500,000	8,081,508
3.92%, 12/25/2028, Series K086, Class AM(5)	4,100,000	4,921,167
3.92%, 09/25/2028, Series K082, Class A2(5)	10,000,000	12,026,160
3.99%, 05/25/2033, Series K157, Class A2(5)	16,700,000	20,533,363
4.03%, 10/25/2028, Series K083, Class AM(5)	5,600,000	6,761,075
Freddie Mac Non Gold Pool
1.82% (6 Month LIBOR USD + 1.54%, 1.54% Floor, 11.81% Cap), 05/01/2037(2)	58,946	61,388
1.92% (6 Month LIBOR USD + 1.67%, 1.67% Floor, 10.68% Cap), 01/01/2037(2)	13,887	13,956
2.02% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 10.95% Cap), 11/01/2036(2)	42,114	43,897
2.02% (6 Month LIBOR USD + 1.73%, 1.73% Floor, 13.10% Cap), 10/01/2036(2)	71,733	74,762
2.03% (6 Month LIBOR USD + 1.70%, 1.70% Floor, 12.34% Cap), 10/01/2036(2)	38,857	39,455
2.06% (6 Month LIBOR USD + 1.68%, 1.68% Floor, 13.13% Cap), 08/01/2036(2)	122,592	127,519
2.07% (1 Year LIBOR USD + 1.69%, 1.69% Floor, 11.32% Cap), 12/01/2036(2)	4,171	4,179
2.07% (1 Year LIBOR USD + 1.58%, 1.58% Floor, 11.19% Cap), 12/01/2036(2)	156,643	163,092
2.09% (6 Month LIBOR USD + 1.84%, 1.84% Floor, 12.40% Cap), 10/01/2036(2)	29,532	30,901
2.15% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036(2)	13,392	13,485
2.16% (6 Month LIBOR USD + 1.72%, 1.72% Floor, 12.78% Cap), 08/01/2036(2)	34,420	35,824
2.26% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.99% Cap), 12/01/2036(2)	145,393	151,988
2.26% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.14% Cap), 05/01/2037(2)	20,562	21,678
2.26% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.45% Cap), 05/01/2037(2)	47,286	47,585
2.27% (6 Month LIBOR USD + 1.76%, 1.76% Floor, 12.55% Cap), 07/01/2036(2)	32,281	33,686
2.29% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.29% Cap), 08/01/2035(2)	5,729	5,743
2.35% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.42% Cap), 11/01/2036(2)	34,945	35,419
2.36% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033(2)	18,157	18,415
2.38% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037(2)	5,252	5,264
2.39% (6 Month LIBOR USD + 1.95%, 1.95% Floor, 12.38% Cap), 03/01/2037(2)	88,383	92,915
2.48% (1 Year CMT Index + 2.36%, 2.36% Floor, 11.18% Cap), 10/01/2036(2)	39,718	40,144
2.49% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.18% Cap), 11/01/2036(2)	88,563	93,219
2.50% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026(2)	2,782	2,790
2.50% (6 Month LIBOR USD + 1.63%, 1.63% Floor, 11.75% Cap), 08/01/2036(2)	1,735	1,741
2.52% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.25% Cap), 09/01/2032(2)	3,401	3,418
2.57% (6 Month LIBOR USD + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037(2)	27,625	28,248
2.58% (1 Year LIBOR USD + 2.13%, 2.13% Floor, 11.20% Cap), 12/01/2036(2)	1,877	1,894
2.58% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.98% Cap), 02/01/2036(2)	42,252	44,457
2.60% (1 Year LIBOR USD + 1.74%, 1.74% Floor, 11.44% Cap), 09/01/2036(2)	45,873	48,139
2.64% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.86% Cap), 07/01/2036(2)	17,476	18,427
2.68% (1 Year LIBOR USD + 1.85%, 1.85% Floor, 9.11% Cap), 07/01/2040(2)	28,186	29,432
2.71% (1 Year LIBOR USD + 1.87%, 1.87% Floor, 11.71% Cap), 07/01/2037(2)	11,726	11,860
2.72% (1 Year CMT Index + 2.11%, 2.11% Floor, 12.17% Cap), 01/01/2027(2)	2,704	2,713
2.74% (6 Month LIBOR USD + 2.12%, 2.12% Floor, 10.89% Cap), 05/01/2037(2)	3,250	3,275
2.74% (1 Year LIBOR USD + 2.20%, 2.20% Floor, 10.78% Cap), 10/01/2036(2)	23,596	23,751
2.80% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.67% Cap), 09/01/2034(2)	66,628	70,235
2.80% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.05% Cap), 11/01/2036(2)	12,441	12,674
2.81% (6 Month LIBOR USD + 2.14%, 2.14% Floor, 11.85% Cap), 12/01/2035(2)	18,046	18,327
2.87% (1 Year CMT Index + 2.26%, 2.26% Floor, 11.78% Cap), 04/01/2030(2)	921	922
2.88% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.25% Cap), 07/01/2036(2)	27,791	29,242
2.95% (1 Year LIBOR USD + 1.71%, 1.72% Floor, 10.11% Cap), 02/01/2036(2)	10,123	10,609
2.96% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.82% Cap), 11/01/2036(2)	25,787	27,035
3.23% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.66% Cap), 05/01/2036(2)	45,511	48,099
3.34% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.04% Cap), 09/01/2036(2)	100,718	106,261
3.43% (1 Year LIBOR USD + 1.92%, 1.92% Floor, 11.12% Cap), 12/01/2036(2)	44,917	46,967
3.49% (1 Year LIBOR USD + 1.93%, 1.93% Floor, 10.96% Cap), 06/01/2036(2)	145,726	154,088
3.51% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.29% Cap), 05/01/2033(2)	81,002	85,137
3.54% (1 Year LIBOR USD + 1.99%, 1.99% Floor, 10.89% Cap), 06/01/2036(2)	60,230	60,467
3.62% (1 Year LIBOR USD + 2.47%, 2.47% Floor, 11.81% Cap), 03/01/2036(2)	36,319	38,675
3.64% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 9.14% Cap), 04/01/2034(2)	16,054	16,393
3.70% (1 Year LIBOR USD + 1.70%, 1.70% Floor, 11.06% Cap), 02/01/2037(2)	8,942	9,357
3.74% (1 Year LIBOR USD + 2.05%, 2.06% Floor, 10.98% Cap), 04/01/2038(2)	37,038	39,377
3.75% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.55% Cap), 05/01/2036(2)	35,389	37,448
3.75% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 10.77% Cap), 05/01/2038(2)	12,265	12,419
3.87% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.97% Cap), 05/01/2037(2)	57,266	57,938
3.88% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.05% Cap), 01/01/2035(2)	31,137	32,745
3.88% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.08% Cap), 01/01/2035(2)	90,925	95,711
3.88% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 10.80% Cap), 02/01/2037(2)	4,307	4,314
3.90% (1 Year LIBOR USD + 1.90%, 1.90% Floor, 11.34% Cap), 02/01/2037(2)	15,796	15,902
3.91% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 10.91% Cap), 04/01/2037(2)	1,683	1,683
3.92% (1 Year LIBOR USD + 1.92%, 1.78% Floor, 10.73% Cap), 01/01/2037(2)	31,239	31,769
3.93% (1 Year LIBOR USD + 2.18%, 2.18% Floor, 11.07% Cap), 05/01/2037(2)	38,086	40,722
3.98% (1 Year LIBOR USD + 1.98%, 1.98% Floor, 10.62% Cap), 04/01/2037(2)	27,073	27,256
3.98% (1 Year LIBOR USD + 2.45%, 2.45% Floor, 11.79% Cap), 03/01/2037(2)	6,819	6,926
4.04% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.71% Cap), 03/01/2036(2)	55,080	58,432
4.10% (1 Year LIBOR USD + 2.10%, 2.10% Floor, 10.23% Cap), 02/01/2037(2)	2,648	2,617
4.13% (1 Year LIBOR USD + 2.33%, 2.33% Floor, 11.01% Cap), 05/01/2036(2)	9,517	10,227
Freddie Mac Pool
2.00%, 11/01/2040	11,827,883	12,311,401
2.50%, 09/01/2050	1,012,496	1,072,029
2.50%, 10/01/2050	9,223,919	9,751,986
2.50%, 10/01/2050	30,220,462	32,220,613
2.50%, 11/01/2050	3,417,633	3,605,292
3.00%, 12/01/2034	498,171	533,566
3.00%, 01/01/2046	11,743,671	12,813,404
3.00%, 08/01/2048	4,250,154	4,540,331
3.00%, 10/01/2049	2,871,497	3,064,463
3.00%, 11/01/2049	1,889,629	2,018,975
3.00%, 12/01/2049	737,117	787,737
3.00%, 01/01/2050	2,671,183	2,869,997
3.00%, 01/01/2050	2,822,705	3,006,529
3.00%, 01/01/2050	3,619,088	3,863,325
3.00%, 02/01/2050	14,142,851	15,094,757
3.00%, 06/01/2050	1,079,825	1,131,530
3.00%, 06/01/2050	11,934,682	12,796,534

3.50%, 08/01/2035	6,665,560	7,196,393
3.50%, 02/01/2042	1,752,255	1,883,636
3.50%, 08/01/2042	1,354,160	1,457,910
3.50%, 07/01/2045	7,886,641	8,544,208
3.50%, 08/01/2046	410,229	444,396
3.50%, 10/01/2047	355,543	382,816
3.50%, 01/01/2048	1,560,305	1,672,322
3.50%, 03/01/2048	6,591,541	7,066,727
3.50%, 03/01/2048	8,851,864	9,520,824
3.50%, 10/01/2049	2,677,682	2,827,559
4.00%, 12/01/2044	3,175,153	3,483,207
4.00%, 12/01/2045	340,347	371,577
4.00%, 02/01/2046	7,991,688	8,786,207
4.00%, 03/01/2046	2,494,773	2,728,312
4.00%, 04/01/2047	597,798	650,662
4.00%, 05/01/2047	3,710,294	4,019,166
4.00%, 01/01/2048	205,059	222,393
4.00%, 06/01/2048	171,786	187,564
4.00%, 07/01/2049	13,510,419	14,799,758
4.50%, 12/01/2045	938,482	1,051,002
4.50%, 06/01/2048	5,832,073	6,471,095
4.50%, 09/01/2048	274,640	298,692
4.50%, 11/01/2048	4,146,279	4,499,486
Freddie Mac Reference REMIC
6.00%, 04/15/2036, Series R006, Class ZA	248,104	295,769
6.00%, 05/15/2036, Series R007, Class ZA	328,679	390,322
Freddie Mac REMICS
0.00%, 02/15/2024, Series 1700, Class GA	966	957
0.00%, 02/15/2024, Series 1865, Class D	5,088	5,061
0.00%, 05/15/2024, Series 2306, Class K	2,261	2,243
0.00%, 09/15/2032, Series 3393, Class JO	856,662	801,889
0.00%, 12/15/2032, Series 2835, Class QO	16,122	15,227
0.00%, 07/15/2034, Series 3611, Class PO	87,553	83,136
0.00%, 02/15/2035, Series 2990, Class GO	27,049	25,093
0.00%, 04/15/2035, Series 3077, Class TO	35,343	34,504
0.00%, 08/15/2035, Series 3014, Class OD	6,325	5,733
0.00%, 09/15/2035, Series 3029, Class SO	17,859	17,553
0.00%, 02/15/2036, Series 3117, Class OG	18,221	17,284
0.00%, 02/15/2036, Series 3117, Class OK	19,390	18,242
0.00%, 02/15/2036, Series 3117, Class EO	22,127	20,766
0.00%, 02/15/2036, Series 3117, Class AO	56,294	55,210
0.00%, 03/15/2036, Series 3134, Class PO	5,402	5,193
0.00%, 03/15/2036, Series 3122, Class OP	32,274	31,655
0.00%, 03/15/2036, Series 3122, Class OH	34,730	32,608
0.00%, 04/15/2036, Series 3138, Class PO	26,620	24,862
0.00%, 04/15/2036, Series 3607, Class AO	54,270	49,918
0.00%, 04/15/2036, Series 3147, Class PO	65,638	64,368
0.00%, 04/15/2036, Series 3607, Class BO	99,571	94,239
0.00%, 05/15/2036, Series 3233, Class OP	7,710	7,222
0.00%, 05/15/2036, Series 3149, Class SO	13,686	11,719
0.00%, 05/15/2036, Series 3151, Class PO	31,414	29,591
0.00%, 05/15/2036, Series 3153, Class EO	42,777	39,336
0.00%, 06/15/2036, Series 3171, Class MO	69,650	68,041
0.00%, 07/15/2036, Series 3179, Class OA	18,736	17,135
0.00%, 08/15/2036, Series 3200, Class PO	28,533	27,088
0.00%, 09/15/2036, Series 3218, Class AO	13,145	11,316
0.00%, 09/15/2036, Series 3213, Class OA	16,645	15,312
0.00%, 10/15/2036, Series 3225, Class EO	33,291	31,404
0.00%, 12/15/2036, Series 3256, Class PO	17,236	16,119
0.00%, 01/15/2037, Series 3261, Class OA	17,727	16,493
0.00%, 02/15/2037, Series 3274, Class JO	4,935	4,750
0.00%, 02/15/2037, Series 3510, Class OD	48,360	47,124
0.00%, 03/15/2037, Series 3286, Class PO	7,371	6,866
0.00%, 04/15/2037, Series 3373, Class TO	18,812	17,551
0.00%, 05/15/2037, Series 3318, Class AO	1,157	1,096
0.00%, 05/15/2037, Series 3316, Class PO	33,016	30,089
0.00%, 05/15/2037, Series 3607, Class PO	184,639	171,368
0.00%, 06/15/2037, Series 3326, Class JO	3,061	2,845
0.00%, 06/15/2037, Series 3331, Class PO	18,011	17,077
0.00%, 07/15/2037, Series 3607, Class OP	253,787	231,352
0.00%, 09/15/2037, Series 3365, Class PO	25,847	23,729
0.00%, 10/15/2039, Series 3607, Class TO	90,591	84,082
0.00%, 01/15/2040, Series 3621, Class BO	80,999	76,451
0.00%, 10/15/2049, Series 3582, Class PO	299,584	291,744
0.02% (10 year CMT Index + -0.85%, 10.00% Cap), 03/15/2024, Series 1709, Class FA(2)	183	180
0.12% (10 year CMT Index + -0.70%, 10.00% Cap), 07/15/2023, Series 1541, Class O(2)	2,713	2,674
0.46% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 06/15/2035, Series 2988, Class AF(2)	61,397	61,441
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 9999.00% Cap), 07/15/2037, Series 4048, Class FJ(2)	526,741	526,755
0.56% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/15/2035, Series 2981, Class FA(2)	45,137	45,404
0.56% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 04/15/2039, Series 4095, Class FB(2)	164,944	165,250
0.56% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 10/15/2041, Series 4048, Class FB(2)	480,304	481,674
0.56% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 09/15/2042, Series 4106, Class DF(2)	515,904	516,015
0.60% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 6.50% Cap), 02/15/2037, Series 3275, Class FL(2)	33,494	33,712
0.61% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 05/15/2036, Series 3998, Class GF(2)	153,294	153,559
0.61% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 05/15/2039, Series 4087, Class FA(2)	3,041	3,042
0.61% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 08/15/2039, Series 4073, Class MF(2)	8,025	8,029
0.61% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/15/2042, Series 4091, Class TF(2)	1,611,174	1,620,978
0.66% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 10/15/2040, Series 3966, Class BF(2)	72,229	72,468
0.66% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/15/2042, Series 4012, Class FN(2)	649,047	653,859
0.66% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/15/2042, Series 4077, Class FB(2)	302,047	304,668
0.71% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 12/15/2040, Series 3996, Class XF(2)	836,549	840,505
0.71% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 03/15/2041, Series 4013, Class QF(2)	626,256	629,405
0.74% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 03/15/2024, Series 1699, Class FC(2)	477	478
0.76% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 8.50% Cap), 01/15/2029, Series 2388, Class FB(2)	9,863	9,923
0.76% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.50% Cap), 12/15/2033, Series 2722, Class PF(2)	132,080	132,383
0.76% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 09/15/2037, Series 3371, Class FA(2)	13,288	13,504
0.84% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 7.00% Cap), 11/15/2037, Series 3386, Class KF(2)	483,922	492,345
0.86% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 9.00% Cap), 02/15/2027, Series 1935, Class FL(2)	356	358
0.91% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.50% Cap), 12/15/2032, Series 2571, Class FY(2)	33,409	33,962
0.96% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 7.50% Cap), 08/15/2035, Series 3085, Class WF(2)	43,016	43,826
1.06% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 9.00% Cap), 02/15/2032, Series 2418, Class FO(2)	50,202	50,758

1.31% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 09/15/2022, Series 1370, Class JA(2)	553	553
1.31% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 04/15/2023, Series 1498, Class I(2)	3,732	3,759
1.36% (1 Month LIBOR USD + 1.20%, 1.20% Floor, 7.00% Cap), 07/15/2039, Series 3549, Class FA(2)	19,652	19,890
1.52% (11th District Cost of Funds Index + 1.00%, 1.00% Floor, 10.00% Cap), 02/15/2023, Series 1470, Class F(2)	101	102
2.00% (11th District Cost of Funds Index + 1.50%, 1.50% Floor, 9.00% Cap), 08/15/2023, Series 1570, Class F(2)	146	148
2.35%, 02/15/2039, Series 3546, Class A(5)	52,305	54,097
2.38% (1 Month LIBOR USD + 2.22%, 8.32% Cap), 07/15/2034, Series 3305, Class MG(2)	33,967	36,321
2.60%, 01/15/2040, Series 3802, Class LS(5)	480,295	23,423
3.00%, 08/15/2033, Series 4238, Class WY	495,000	534,593
3.00%, 06/15/2043, Series 4217, Class KY	206,000	227,354
3.00%, 12/15/2047, Series 4740, Class P	2,227,521	2,358,926
3.50%, 01/15/2026, Series 3793, Class AB	1,079,483	1,133,483
3.50%, 08/15/2039, Series 4219, Class JA	181,216	184,735
3.50%, 01/15/2042, Series 3989, Class JW	1,700,000	1,883,290
3.50%, 11/15/2047, Series 4739, Class Z	1,744,179	1,924,506
3.50%, 06/15/2048, Series 4305, Class A	1,785,012	1,811,799
3.50%, 10/15/2053, Series 4821, Class MA	4,928,410	5,180,078
4.00%, 12/15/2024, Series 3614, Class QB	108,523	113,474
4.00%, 11/15/2029, Series 3800, Class AI	21,530	169
4.00%, 11/15/2041, Series 3957, Class B	377,882	418,427
4.00%, 12/15/2041, Series 3966, Class NA	248,270	277,354
4.00%, 12/15/2043, Series 4801, Class LT	711,706	712,589
4.50%, 06/15/2025, Series 3684, Class CY	371,300	392,397
4.50%, 07/15/2039, Series 3680, Class MA	296,499	312,751
4.50%, 12/15/2039, Series 3610, Class CA	2,612,224	2,919,659
4.50%, 05/15/2041, Series 3852, Class CE	743,722	835,335
4.50%, 09/15/2043, Series 4247, Class AY	1,000,000	1,251,680
4.60% (1 Month LIBOR USD + 4.68%, 4.68% Cap), 12/15/2022, Series 1455, Class WB(2)(4)	610	631
5.00%, 05/15/2023, Series 1798, Class F	5,638	5,823
5.00%, 11/15/2023, Series 2709, Class PG	84,305	88,049
5.00%, 12/15/2023, Series 2720, Class PC	8,672	9,050
5.00%, 12/15/2024, Series 2903, Class Z	25,655	27,795
5.00%, 04/15/2030, Series 3654, Class DC	702,000	811,516
5.00%, 07/15/2033, Series 2653, Class PZ	345,874	385,073
5.00%, 01/15/2034, Series 3920, Class LP	211,290	243,500
5.00%, 10/15/2039, Series 3795, Class EI	154,495	10,132
5.00%, 12/15/2040, Series 3770, Class ZB	999,696	1,087,958
5.00%, 05/15/2041, Series 3860, Class PZ	1,369,540	1,638,806
5.50%, 10/15/2022, Series 2512, Class PG	14,258	14,698
5.50%, 12/15/2022, Series 2535, Class BK	4,245	4,342
5.50%, 03/15/2023, Series 2586, Class HD	56,836	59,151
5.50%, 04/15/2023, Series 2595, Class HC	65,978	68,798
5.50%, 11/15/2023, Series 2710, Class HB	17,194	17,810
5.50%, 02/15/2034, Series 2744, Class PE	2,054	2,181
5.50%, 08/15/2036, Series 3645, Class KZ	45,196	52,687
5.50%, 08/15/2036, Series 3200, Class AY	126,756	148,480
5.50%, 03/15/2038, Series 3423, Class PB	347,890	404,100
5.50%, 05/15/2038, Series 3453, Class B	15,704	18,044
5.50%, 01/15/2039, Series 3501, Class CB	138,401	160,535
5.50% (1 Month LIBOR USD + 27.21%, 5.50% Cap), 05/15/2041, Series 3852, Class QN(2)(4)	172,553	190,241
5.50% (1 Month LIBOR USD + 27.50%, 5.50% Cap), 05/15/2041, Series 3852, Class TP(2)(4)	475,690	520,003
5.60%, 06/15/2023, Series 2033, Class J	11,342	11,825
5.69% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 08/15/2038, Series 3481, Class SJ(2)(4)	179,923	34,997
5.70%, 10/15/2038, Series 3895, Class WA(5)	88,030	101,473
5.84% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 01/15/2038, Series 3404, Class SC(2)(4)	254,913	51,998
5.84% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/15/2039, Series 3511, Class SA(2)(4)	74,536	13,380
5.84% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SC(2)(4)	244,158	45,365
5.84% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SB(2)(4)	308,009	47,938
5.94% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 05/15/2039, Series 3531, Class SM(2)(4)	13,232	2,278
5.98% (1 Month LIBOR USD + 6.14%, 6.14% Cap), 01/15/2037, Series 3260, Class CS(2)(4)	28,218	5,639
6.00%, 11/15/2023, Series 1642, Class PJ	7,540	7,952
6.00%, 06/15/2024, Series 1737, Class L	8,582	9,151
6.00%, 05/15/2027, Series 1981, Class Z	10,290	11,239
6.00%, 07/15/2028, Series 2070, Class C	7,073	7,978
6.00%, 09/15/2028, Series 2086, Class GB	4,879	5,512
6.00%, 11/15/2028, Series 2095, Class PE	21,196	23,914
6.00%, 12/15/2028, Series 2106, Class ZD	41,144	46,475
6.00%, 01/15/2029, Series 2110, Class PG	57,838	65,575
6.00%, 02/15/2029, Series 2125, Class JZ	11,949	13,201
6.00%, 07/15/2031, Series 2333, Class HC	8,853	10,272
6.00%, 09/15/2032, Series 2500, Class MC	31,504	36,776
6.00%, 12/15/2032, Series 2544, Class HC	32,800	38,875
6.00%, 12/15/2032, Series 2543, Class YX	64,606	74,289
6.00%, 01/15/2033, Series 2552, Class ME	39,588	46,445
6.00%, 02/15/2033, Series 2567, Class QD	37,830	44,563
6.00%, 02/15/2033, Series 2575, Class ME	156,433	182,176
6.00%, 03/15/2033, Series 2596, Class QG	24,974	28,169
6.00%, 05/15/2034, Series 2802, Class OH	100,671	112,803
6.00%, 04/15/2035, Series 2968, Class EH	1,057,000	1,208,374
6.00%, 01/15/2036, Series 3101, Class UZ	98,875	117,586
6.00%, 03/15/2036, Series 3122, Class ZB	2,703	4,233
6.00%, 04/15/2036, Series 3219, Class DI	52,926	11,188
6.00%, 04/15/2036, Series 3137, Class XP	62,670	74,549
6.00%, 04/15/2036, Series 3819, Class ZQ	538,398	640,853
6.00%, 06/15/2036, Series 3164, Class MG	13,693	15,011
6.00%, 02/15/2037, Series 3274, Class B	32,052	36,232
6.00%, 04/15/2037, Series 3302, Class UT	51,476	60,531
6.00%, 05/15/2037, Series 3315, Class HZ	49,910	57,595
6.00%, 06/15/2038, Series 3461, Class LZ	12,937	15,115
6.00%, 06/15/2038, Series 3461, Class Z	287,069	333,601
6.04% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/15/2038, Series 3455, Class SE(2)(4)	96,271	16,836
6.09% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 12/15/2039, Series 3608, Class SC(2)(4)	76,217	13,907
6.14% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 05/15/2039, Series 3531, Class SA(2)(4)	88,244	7,875
6.25%, 10/15/2023, Series 1591, Class PV	2,689	2,841
6.25%, 08/15/2028, Series 2075, Class PM	26,072	29,140
6.25%, 02/15/2029, Series 2126, Class CB	59,912	66,879
6.26% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 11/15/2037, Series 3387, Class SA(2)(4)	195,435	36,576
6.29% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 03/15/2037, Series 3290, Class SB(2)(4)	49,449	9,614
6.29% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 11/15/2037, Series 3383, Class SA(2)(4)	126,323	26,929
6.38%, 02/15/2032, Series 2410, Class OE	12,031	13,091
6.44% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 07/15/2037, Series 3344, Class SL(2)(4)	37,024	7,050

6.49% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 08/15/2036, Series 3202, Class HI(2)(4)	424,379	91,353
6.50%, 09/15/2023, Series 1608, Class L	18,697	19,905
6.50%, 12/15/2023, Series 1983, Class Z	4,604	4,904
6.50%, 12/15/2023, Series 2283, Class K	5,486	5,811
6.50%, 03/15/2026, Series 1829, Class ZB	1,249	1,330
6.50%, 07/15/2026, Series 1863, Class Z	9,503	10,115
6.50%, 01/15/2027, Series 1927, Class ZA	8,024	8,985
6.50%, 12/15/2027, Series 2019, Class Z	6,247	7,040
6.50%, 06/15/2028, Series 2063, Class PG	12,285	13,904
6.50%, 08/15/2028, Series 2075, Class PH	24,354	27,761
6.50%, 05/15/2031, Series 2313, Class LA	4,012	4,608
6.50%, 08/15/2031, Series 2345, Class NE	9,503	11,170
6.50%, 08/15/2031, Series 2351, Class PZ	12,104	13,843
6.50%, 08/15/2031, Series 2344, Class ZJ	13,925	16,529
6.50%, 08/15/2031, Series 2344, Class ZD	130,938	152,161
6.50%, 10/15/2031, Series 2367, Class ME	12,878	14,498
6.50%, 01/15/2032, Series 2399, Class OH	15,788	18,528
6.50%, 01/15/2032, Series 2399, Class TH	19,308	22,722
6.50%, 02/15/2032, Series 2410, Class NG	21,979	25,866
6.50%, 02/15/2032, Series 2420, Class XK	26,299	30,917
6.50%, 03/15/2032, Series 2423, Class TB	35,017	39,594
6.50%, 03/15/2032, Series 2430, Class WF	33,610	39,852
6.50%, 04/15/2032, Series 2441, Class GF	7,897	9,293
6.50%, 04/15/2032, Series 2435, Class CJ	53,355	62,572
6.50%, 04/15/2032, Series 2434, Class ZA	72,631	82,001
6.50%, 05/15/2032, Series 2455, Class GK	24,478	28,672
6.50%, 06/15/2032, Series 2466, Class DH	15,293	17,259
6.50%, 06/15/2032, Series 2458, Class ZM	22,309	25,349
6.50%, 06/15/2032, Series 2466, Class PH	28,448	33,464
6.50%, 07/15/2032, Series 2474, Class NR	24,989	28,564
6.50%, 07/15/2032, Series 2484, Class LZ	34,358	41,233
6.50%, 03/15/2033, Series 2586, Class WI	16,889	3,265
6.50%, 07/15/2036, Series 3195, Class PD	59,165	67,908
6.50%, 07/15/2036, Series 3181, Class AZ	75,564	89,629
6.54% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/15/2036, Series 3232, Class ST(2)(4)	45,839	9,603
6.64% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 04/15/2038, Series 3424, Class PI(2)(4)	122,499	29,034
6.72% (1 Month LIBOR USD + 6.80%, 4.00% Floor, 6.80% Cap), 07/15/2033, Series 2642, Class SL(2)(4)	462	535
6.81%, 11/15/2021, Series 3688, Class CU(5)	2,145	2,165
6.94% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 07/15/2036, Series 3194, Class SA(2)(4)	7,138	1,603
7.00%, 05/15/2021, Series 1081, Class K	65	65
7.00%, 03/15/2022, Series 1206, Class IA	106	108
7.00%, 05/15/2022, Series 1250, Class J	183	188
7.00%, 04/15/2023, Series 1502, Class PX	5,948	6,233
7.00%, 05/15/2023, Series 1505, Class Q	672	708
7.00%, 09/15/2023, Series 1573, Class PZ	4,605	4,884
7.00%, 01/15/2024, Series 1658, Class GZ	2,714	2,891
7.00%, 02/15/2024, Series 1671, Class L	1,413	1,489
7.00%, 03/15/2024, Series 1695, Class EB	2,432	2,591
7.00%, 03/15/2024, Series 1706, Class K	14,282	15,177
7.00%, 03/15/2028, Series 2038, Class PN	7,544	1,095
7.00%, 06/15/2028, Series 2064, Class TE	1,527	1,766
7.00%, 10/15/2028, Series 2089, Class PJ	9,856	977
7.00%, 04/15/2029, Series 2141, Class IO	829	80
7.00%, 06/15/2029, Series 2169, Class TB	50,885	58,641
7.00%, 07/15/2029, Series 2172, Class QC	28,184	32,971
7.00%, 08/15/2029, Series 2176, Class OJ	12,999	15,153
7.00%, 01/15/2030, Series 2208, Class PG	25,681	30,279
7.00%, 10/15/2030, Series 2259, Class ZM	18,590	21,964
7.00%, 03/15/2031, Series 2296, Class PD	11,010	13,017
7.00%, 06/15/2031, Series 2325, Class PM	9,278	11,049
7.00%, 07/15/2031, Series 2332, Class ZH	22,137	26,282
7.00%, 03/15/2032, Series 2423, Class MC	20,097	23,909
7.00%, 03/15/2032, Series 2423, Class MT	24,258	28,991
7.00%, 04/15/2032, Series 2436, Class MC	12,234	14,009
7.00%, 04/15/2032, Series 2434, Class TC	43,330	51,603
7.00%, 05/15/2032, Series 2450, Class GZ	22,203	26,728
7.00%, 12/15/2036, Series 3704, Class CT	1,017,921	1,237,667
7.25%, 07/15/2027, Series 1970, Class PG	560	641
7.25%, 09/15/2030, Series 2256, Class MC	14,054	16,826
7.25%, 12/15/2030, Series 2271, Class PC	18,640	22,191
7.39%, 11/15/2046, Series 3688, Class GT(5)	496,596	593,205
7.50%, 08/15/2022, Series 1343, Class LB	307	319
7.50%, 02/15/2023, Series 1466, Class PZ	5,484	5,757
7.50%, 04/15/2023, Series 1491, Class I	1,145	1,207
7.50%, 04/15/2024, Series 1720, Class PL	8,245	8,762
7.50%, 08/15/2024, Series 1745, Class D	3,500	3,812
7.50%, 09/15/2026, Series 1890, Class H	1,879	2,114
7.50%, 01/15/2027, Series 1963, Class Z	4,912	5,641
7.50%, 01/15/2027, Series 1927, Class PH	12,928	14,760
7.50%, 09/15/2027, Series 1987, Class PE	4,570	5,322
7.50%, 03/15/2028, Series 2040, Class PE	22,671	26,309
7.50%, 05/15/2028, Series 2054, Class PV	8,188	9,435
7.50%, 06/15/2029, Series 2163, Class PC	4,048	425
7.50%, 11/15/2029, Series 2196, Class TL	71	84
7.50%, 05/15/2030, Series 2234, Class PZ	5,555	6,647
7.50%, 08/15/2030, Series 2247, Class Z	5,918	7,002
7.50%, 10/15/2030, Series 2262, Class Z	1,638	1,975
7.50%, 11/15/2036, Series 3704, Class DT	431,095	529,310
7.50%, 12/15/2036, Series 3704, Class ET	361,375	448,487
7.79% (1 Month LIBOR USD + 7.95%, 7.95% Cap), 03/15/2032, Series 2444, Class ES(2)(4)	22,239	4,350
7.84% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 02/15/2032, Series 2475, Class S(2)(4)	53,017	10,691
7.84% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 03/15/2032, Series 2450, Class SW(2)(4)	14,508	2,825
7.87% (1 Month LIBOR USD + 8.01%, 8.01% Cap), 10/15/2033, Series 2733, Class SB(2)(4)	446,231	525,363
8.00%, 08/15/2022, Series 1343, Class LA	770	802
8.00%, 09/15/2026, Series 1899, Class ZE	5,095	5,872
8.00%, 11/15/2029, Series 2201, Class C	10,469	12,016
8.00%, 01/15/2030, Series 2209, Class TC	6,835	8,140
8.00%, 01/15/2030, Series 2210, Class Z	24,496	29,537
8.00%, 03/15/2030, Series 2224, Class CB	5,877	7,058
8.00%, 04/15/2030, Series 2230, Class Z	8,173	9,731
8.44% (1 Month LIBOR USD + 8.60%, 3.00% Floor, 8.60% Cap), 07/15/2023, Series 2638, Class DS(2)(4)	4,075	4,306

8.49% (1 Month LIBOR USD + 8.65%, 8.65% Cap), 02/15/2032, Series 2410, Class QX(2)(4)	11,309	2,322
8.50%, 09/15/2021, Series 1144, Class KB	193	197
8.50%, 06/15/2031, Series 2359, Class ZB	21,866	26,756
8.82% (3 Month CMT Index + 8.90%, 8.90% Cap), 05/15/2023, Series 1518, Class G(2)(4)	2,497	2,681
9.00%, 04/15/2021, Series 1065, Class J	4	4
9.00% (1 Month LIBOR USD + 70.64%, 9.00% Cap), 03/15/2037, Series 3443, Class SY(2)(4)	16,295	20,112
9.73% (10 year CMT Index + 10.60%, 10.00% Cap), 05/15/2024, Series 2306, Class SE(2)(4)	5,414	623
10.00% (11th District Cost of Funds Index + 44.15%, 10.00% Cap), 02/15/2024, Series 1671, Class QC(2)(4)	1,848	2,048
12.97% (1 Month LIBOR USD + 13.29%, 13.29% Cap), 07/15/2033, Series 2692, Class SC(2)(4)	20,485	27,752
14.47% (1 Month LIBOR USD + 14.76%, 14.76% Cap), 09/15/2033, Series 2671, Class S(2)(4)	16,227	22,474
14.56% (1 Month LIBOR USD + 14.85%, 14.85% Cap), 06/15/2033, Series 2631, Class SA(2)(4)	60,379	79,867
15.78% (1 Month LIBOR USD + 16.10%, 16.10% Cap), 02/15/2032, Series 2412, Class SP(2)(4)	28,154	36,752
16.15% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 11/15/2033, Series 2780, Class SY(2)(4)	8,067	11,199
16.48% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/15/2025, Series 3022, Class SX(2)(4)	3,466	4,238
16.66% (1 Month LIBOR USD + 17.03%, 17.03% Cap), 06/15/2035, Series 2990, Class WP(2)(4)	1,201	1,642
16.97% (1 Month LIBOR USD + 17.50%, 17.50% Cap), 02/15/2040, Series 3632, Class BS(2)(4)	258,654	375,230
17.05% (1 Month LIBOR USD + 17.45%, 17.45% Cap), 02/15/2038, Series 3422, Class SE(2)(4)	9,370	13,167
18.22% (1 Month LIBOR USD + 18.60%, 18.60% Cap), 12/15/2032, Series 2571, Class SY(2)(4)	19,696	28,495
18.92% (1 Month LIBOR USD + 10.13%, 19.24% Cap), 02/15/2024, Series 1686, Class SH(2)	300	353
19.09% (1 Month LIBOR USD + 19.50%, 19.50% Cap), 02/15/2032, Series 2410, Class QS(2)(4)	27,166	40,967
19.23% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 06/15/2036, Series 3523, Class SD(2)(4)	16,815	23,358
19.47% (1 Month LIBOR USD + 20.00%, 20.00% Cap), 11/15/2035, Series 3064, Class SG(2)(4)	28,087	42,461
22.29% (1 Month LIBOR USD + 22.75%, 22.75% Cap), 10/15/2023, Series 1602, Class SA(2)(4)	2,214	2,683
23.91% (1 Month LIBOR USD + 24.49%, 24.49% Cap), 06/15/2034, Series 2990, Class SL(2)(4)	26,500	33,351
23.99% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 01/15/2036, Series 3102, Class HS(2)(4)	5,662	8,401
25.42% (11th District Cost of Funds Index + 27.47%, 27.47% Cap), 07/15/2023, Series 1541, Class M(2)(4)	570	656
27.33% (1 Month LIBOR USD + 28.03%, 28.03% Cap), 10/15/2025, Series 3051, Class DP(2)(4)	10,971	15,236
27.46% (1 Month LIBOR USD + 28.16%, 28.16% Cap), 02/15/2035, Series 2929, Class MS(2)(4)	34,734	52,402
29.17% (11th District Cost of Funds Index + 31.43%, 31.43% Cap), 03/15/2024, Series 2033, Class SN(2)(4)	1,594	274
29.88% (1 Month LIBOR USD + 30.55%, 30.55% Cap), 03/15/2029, Series 2132, Class SB(2)(4)	1,502	2,432
32.95% (1 Month LIBOR USD + 33.83%, 33.83% Cap), 04/15/2025, Series 2967, Class S(2)(4)	8,207	10,645
33.82% (1 Month LIBOR USD + 34.50%, 34.50% Cap), 09/15/2023, Series 2571, Class SK(2)(4)	2,020	2,697
Freddie Mac Strips
0.00%, 04/01/2028, Series 197, Class PO	42,453	41,224
0.00%, 09/15/2043, Series 310, Class PO	699,089	626,530
0.66% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/15/2042, Series 270, Class F1(2)	935,839	948,914
0.71% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 07/15/2042, Series 264, Class F1(2)	1,578,114	1,583,585
0.71% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/15/2042, Series 272, Class F2(2)	822,442	835,745
3.00%, 08/15/2042, Series 267, Class 30	1,221,716	1,287,464
3.00%, 01/15/2043, Series 299, Class 300	282,241	296,971
3.50%, 07/15/2042, Series 262, Class 35	4,125,973	4,544,388
5.00%, 09/15/2035, Series 233, Class 12	79,629	12,220
5.00%, 09/15/2035, Series 233, Class 11	93,293	16,311
5.00%, 09/15/2035, Series 233, Class 13	148,224	25,647
7.54% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 08/15/2036, Series 239, Class S30(2)(4)	279,078	68,638
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043, Series T-57, Class 1AP	17,675	15,599
0.00%, 09/25/2043, Series T-58, Class APO	19,511	16,915
0.00%, 10/25/2043, Series T-59, Class 1AP	22,890	17,280
1.73%, 10/25/2037, Series T-76, Class 2A(5)	1,028,149	1,123,531
1.81% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044, Series T-62, Class 1A1(2)	388,450	395,897
4.78%, 07/25/2033, Series T-48, Class 1A(5)	148,420	166,011
5.21%, 07/25/2032, Series T-41, Class 3A(5)	50,205	56,932
5.23%, 05/25/2043, Series T-56, Class A5	473,026	547,622
6.50%, 02/25/2043, Series T-54, Class 2A	212,843	259,294
7.00%, 02/25/2043, Series T-54, Class 3A	68,754	84,492
7.00%, 10/25/2043, Series T-59, Class 1A2	264,539	318,825
7.50%, 02/25/2042, Series T-42, Class A5	202,504	250,121
7.50%, 08/25/2042, Series T-51, Class 2A(5)	35,396	46,744
7.50%, 07/25/2043, Series T-57, Class 1A3	46,848	60,325
7.50%, 09/25/2043, Series T-58, Class 4A	254,512	302,295
FREMF 2013-K25 Mortgage Trust
3.62%, 11/25/2045, Series 2013-K25, Class C(3)(5)	2,000,000	2,076,535
FREMF 2013-K35 Mortgage Trust
3.93%, 12/25/2046, Series 2013-K35, Class C(3)(5)	2,951,000	3,141,751
FREMF 2014-K40 Mortgage Trust
4.07%, 11/25/2047, Series 2014-K40, Class C(3)(5)	2,273,000	2,479,147
FREMF 2014-K41 Mortgage Trust
3.83%, 11/25/2047, Series 2014-K41, Class C(3)(5)	6,000,000	6,512,479
FREMF 2015-K44 Mortgage Trust
3.68%, 01/25/2048, Series 2015-K44, Class B(3)(5)	3,510,000	3,810,428
FREMF 2015-K45 Mortgage Trust
3.59%, 04/25/2048, Series 2015-K45, Class B(3)(5)	2,135,000	2,313,536
FREMF 2015-K49 Mortgage Trust
3.72%, 10/25/2048, Series 2015-K49, Class C(3)(5)	4,000,000	4,196,809
FREMF 2015-K51 Mortgage Trust
3.95%, 10/25/2048, Series 2015-K51, Class C(3)(5)	1,500,000	1,592,134
FREMF 2015-K720 Mortgage Trust
3.39%, 07/25/2022, Series 2015-K720, Class C(3)(5)	4,000,000	4,102,204
FREMF 2016-K52 Mortgage Trust
3.92%, 01/25/2049, Series 2016-K52, Class B(3)(5)	4,750,000	5,245,072
FREMF 2016-K59 Mortgage Trust
3.58%, 11/25/2049, Series 2016-K59, Class B(3)(5)	2,450,000	2,672,581
FREMF 2016-K722 Mortgage Trust
3.85%, 07/25/2049, Series 2016-K722, Class B(3)(5)	1,845,000	1,955,121
GCAT 2020-4 LLC
2.61%, 12/25/2025, Series 2020-4, Class A1(1)(3)	6,100,000	6,101,019
Ginnie Mae
0.00%, 02/17/2033, Series 2008-29, Class PO	2,509	2,485
0.00%, 03/16/2033, Series 2003-24, Class PO	5,732	5,674
0.00%, 06/16/2033, Series 2003-52, Class AP	30,487	29,097
0.00%, 10/20/2033, Series 2003-90, Class PO	4,565	4,446
0.00%, 06/20/2034, Series 2004-46, Class PO	51,909	51,369
0.00%, 08/20/2035, Series 2010-14, Class CO	121,784	115,047
0.00%, 10/20/2035, Series 2005-82, Class PO	27,543	25,050
0.00%, 11/20/2035, Series 2010-14, Class BO	39,127	37,066
0.00%, 03/20/2036, Series 2006-16, Class OP	34,140	32,162
0.00%, 05/20/2036, Series 2006-22, Class AO	47,159	46,484
0.00%, 07/20/2036, Series 2006-34, Class PO	6,488	6,288
0.00%, 03/20/2037, Series 2007-57, Class PO	97,261	94,115
0.00%, 04/16/2037, Series 2007-17, Class JO	63,922	58,392

0.00%, 05/20/2037, Series 2007-28, Class BO	9,695	9,120
0.00%, 06/16/2037, Series 2007-36, Class HO	17,671	16,536
0.00%, 06/16/2037, Series 2007-35, Class PO	166,036	158,854
0.00%, 09/20/2037, Series 2008-20, Class PO	9,280	9,243
0.00%, 11/16/2037, Series 2009-79, Class OK	173,643	165,727
0.00%, 01/20/2038, Series 2008-1, Class PO	6,617	6,263
0.00%, 12/20/2040, Series 2010-157, Class OP	413,628	390,122
0.44% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.59% Cap), 08/20/2060, Series 2013-H03, Class FA(2)	905	902
0.44% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 11/20/2062, Series 2013-H02, Class HF(2)	4,507	4,493
0.45% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 05/16/2037, Series 2007-25, Class FN(2)	45,877	45,838
0.46% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 01/20/2063, Series 2013-H01, Class JA(2)	875,020	873,447
0.48% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.00% Cap), 12/20/2062, Series 2012-H31, Class FD(2)	1,709,348	1,706,228
0.55% (1 Month LIBOR USD + 0.41%, 0.41% Floor, 11.00% Cap), 03/20/2063, Series 2013-H07, Class HA(2)	719,059	719,034
0.56% (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap), 02/20/2063, Series 2013-H04, Class SA(2)	199,501	199,551
0.57% (1 Month LIBOR USD + 0.43%, 0.43% Floor, 5.59% Cap), 04/20/2060, Series 2012-H24, Class FG(2)	10,254	10,253
0.58% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 11.00% Cap), 07/20/2065, Series 2015-H16, Class FL(2)	2,997,242	3,000,208
0.59% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 03/20/2060, Series 2012-H24, Class FA(2)	18,851	18,862
0.59% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 05/20/2062, Series 2012-H15, Class FA(2)	213	213
0.59% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2065, Series 2015-H18, Class FA(2)	1,279,713	1,280,992
0.59% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 08/20/2067, Series 2017-H19, Class FA(2)	2,457,416	2,459,201
0.61% (1 Month LIBOR USD + 0.47%, 11.00% Cap), 02/20/2065, Series 2015-H07, Class ES(2)	1,514,328	1,515,009
0.61% (1 Month LIBOR USD + 0.47%, 0.47% Floor), 08/20/2061, Series 2011-H19, Class FA(2)	425,966	426,509
0.61% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 10.50% Cap), 03/20/2063, Series 2013-H07, Class GA(2)	222,235	222,504
0.61% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 06/20/2063, Series 2013-H14, Class FD(2)	1,776,830	1,778,969
0.61% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 07/20/2064, Series 2014-H14, Class GF(2)	2,747,651	2,751,140
0.61% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 09/20/2064, Series 2014-H19, Class FE(2)	3,384,607	3,390,962
0.61% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 08/20/2065, Series 2015-H20, Class FA(2)	496,915	497,936
0.62% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 02/20/2065, Series 2015-H05, Class FC(2)	3,221,405	3,215,445
0.62% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 03/20/2065, Series 2015-H08, Class FC(2)	6,298,871	6,313,209
0.62% (1 Month LIBOR USD + 0.48%, 11.00% Cap), 04/20/2065, Series 2015-H10, Class FC(2)	4,829,142	4,840,740
0.64% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 10.66% Cap), 03/20/2061, Series 2011-H11, Class FA(2)	1,414,838	1,417,931
0.64% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/20/2063, Series 2013-H01, Class TA(2)	9,837	9,857
0.64% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2064, Series 2014-H11, Class VA(2)	1,984,933	1,991,311
0.64% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H15, Class FA(2)	1,573,133	1,578,083
0.64% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H17, Class FC(2)	1,952,157	1,958,347
0.64% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 12/20/2064, Series 2015-H03, Class FA(2)	2,351,463	2,355,968
0.64% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2067, Series 2017-H14, Class FV(2)	5,381,768	5,397,889
0.66% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 10/20/2062, Series 2012-H29, Class FA(2)	1,579,888	1,583,034
0.69% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 10/20/2061, Series 2012-H26, Class JA(2)	5,917	5,923
0.69% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 04/20/2062, Series 2013-H07, Class MA(2)	1,200	1,202
0.69% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 07/20/2062, Series 2012-H26, Class MA(2)	5,108	5,127
0.70% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 11.00% Cap), 03/20/2067, Series 2017-H09, Class DF(2)	5,448,367	5,477,552
0.72% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 09/20/2062, Series 2012-H28, Class FA(2)	16,535	16,582
0.74% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 4.60% Cap), 10/20/2062, Series 2012-H24, Class FE(2)	9,808	9,859
0.74% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/20/2064, Series 2014-H10, Class TA(2)	2,563,936	2,581,074
0.74% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 04/20/2064, Series 2014-H09, Class TA(2)	2,974,575	2,986,749
0.74% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 05/20/2064, Series 2014-H07, Class FA(2)	4,789,079	4,821,911
0.74% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 10/20/2064, Series 2014-H20, Class LF(2)	1,241,770	1,249,510
0.79% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/20/2061, Series 2012-H21, Class DF(2)	23,925	24,053
0.79% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 01/20/2064, Series 2014-H01, Class FD(2)	2,267,372	2,279,485
0.79% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 02/20/2064, Series 2014-H04, Class FB(2)	4,538,431	4,563,581
0.79% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 03/20/2064, Series 2014-H06, Class HB(2)	1,931,128	1,941,434
0.83% (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.00% Cap), 02/20/2064, Series 2014-H05, Class FA(2)	2,462,665	2,487,090
0.84% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 05/20/2061, Series 2012-H21, Class CF(2)	23,464	23,617
0.84% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.00% Cap), 04/20/2062, Series 2012-H08, Class FS(2)	771,106	777,956
0.97% (1 Month LIBOR USD + 0.82%, 0.82% Floor, 7.00% Cap), 07/20/2038, Series 2008-58, Class FA(2)	276,904	281,412
1.65%, 01/20/2063, Series 2013-H01, Class FA	228,123	228,456
1.65%, 02/20/2063, Series 2013-H04, Class BA	217,556	218,094
1.65%, 04/20/2063, Series 2013-H09, Class HA	129,639	130,073
1.80%, 06/20/2067, Series 2017-H14, Class XI(5)	12,365,341	1,002,829
2.34%, 05/20/2067, Series 2017-H11, Class LI(5)	12,526,470	1,425,339
2.50%, 07/20/2047, Series 2017-101, Class AB	3,659,362	3,833,050
2.50%, 01/01/2051(9)	28,270,000	29,920,938
2.50%, 02/01/2051(9)	27,000,000	28,521,927
3.00%, 12/20/2041, Series 2011-157, Class UY	1,000,000	1,089,503
3.00%, 10/20/2045, Series 2015-144, Class HP	1,156,514	1,239,727
3.00%, 02/20/2047, Series 2018-7, Class GA	2,481,693	2,568,223
3.00%, 09/20/2047, Series 2017-139, Class BA	1,662,694	1,782,050
3.00%, 11/20/2047, Series 2017-163, Class PT	6,414,065	6,797,358
3.00%, 01/01/2051(9)	21,345,000	22,317,818
3.50%, 07/20/2046, Series 2018-160, Class PA	3,361,019	3,493,670
3.50%, 09/20/2046, Series 2018-34, Class DL	1,266,381	1,377,712
3.50%, 01/01/2051(9)	3,140,000	3,327,688
3.70%, 01/20/2042, Series 2012-141, Class WC(5)	256,846	282,490
3.99%, 09/16/2042, Series 2012-141, Class WB(5)	158,479	177,435
4.00%, 01/01/2051(9)	1,720,000	1,833,719
4.48%, 04/20/2043, Series 2013-91, Class WA(5)	180,166	199,253
4.54%, 11/16/2041, Series 2012-141, Class WA(5)	284,013	318,515
4.60%, 10/20/2041, Series 2014-188, Class W(5)	459,234	511,760
4.68%, 10/20/2042, Series 2014-41, Class W(5)	857,421	966,547
4.71%, 09/20/2041, Series 2013-26, Class AK(5)	259,610	295,885
4.76%, 03/20/2048, Series 2020-30, Class PT(5)	10,195,420	11,594,873
4.84%, 11/20/2042, Series 2013-54, Class WA(5)	161,049	183,675
5.14%, 06/20/2040, Series 2013-75, Class WA(5)	123,350	141,071
5.29%, 07/20/2060, Series 2010-H17, Class XQ(5)	25,374	27,138
5.40%, 01/20/2039, Series 2014-6, Class W(5)	546,811	628,798
5.50%, 01/16/2033, Series 2011-43, Class ZQ	288,809	310,233
5.50%, 04/20/2033, Series 2003-25, Class PZ	158,021	169,274
5.50%, 03/16/2034, Series 2004-17, Class MZ	2,306,536	2,540,564
5.50%, 07/20/2035, Series 2005-56, Class IC	20,679	3,576
5.50%, 09/20/2035, Series 2005-72, Class AZ	112,854	128,393
5.50%, 10/16/2037, Series 2008-32, Class PI	89,311	4,481
5.50%, 02/20/2038, Series 2008-17, Class IO	23,077	1,651
5.50%, 05/20/2039, Series 2009-33, Class CI	26,891	3,774
5.50%, 09/20/2039, Series 2009-75, Class MN	317,000	385,617
5.50%, 10/20/2039, Series 2009-87, Class BE	666,317	767,265
5.52%, 01/20/2038, Series 2015-137, Class WA(5)	505,278	594,201
5.55% (1 Month LIBOR USD + 5.70%, 5.70% Cap), 12/20/2038, Series 2008-93, Class AS(2)(4)	158,758	22,294
5.56%, 10/20/2036, Series 2006-57, Class PZ	119,500	131,544
5.57%, 07/20/2040, Series 2011-137, Class WA(5)	190,691	224,063
5.58%, 08/20/2038, Series 2012-59, Class WA(5)	184,885	213,591

5.70%, 08/20/2034, Series 2010-103, Class WA(5)	59,581	68,259
5.75% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 09/20/2038, Series 2008-76, Class US(2)(4)	152,376	27,044
5.75%, 02/20/2036, Series 2006-20, Class QA	15,875	16,697
5.75%, 07/20/2038, Series 2008-69, Class QD	97,126	104,339
5.80% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 02/20/2039, Series 2009-10, Class SA(2)(4)	124,838	18,678
5.80% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 06/20/2039, Series 2009-43, Class SA(2)(4)	119,882	17,166
5.83%, 10/20/2033, Series 2010-41, Class WA(5)	112,743	127,158
5.85%, 02/20/2037, Series 2011-22, Class WA(5)	41,322	47,621
5.85% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 11/20/2037, Series 2007-73, Class MI(2)(4)	111,860	14,720
5.85% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/20/2038, Series 2009-106, Class ST(2)(4)	939,583	164,049
5.85% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 08/20/2038, Series 2008-71, Class SC(2)(4)	44,572	6,391
5.85% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 12/20/2038, Series 2008-96, Class SL(2)(4)	89,540	8,539
5.89%, 12/20/2038, Series 2011-163, Class WA(5)	432,661	504,577
5.89% (1 Month LIBOR USD + 6.04%, 6.04% Cap), 02/20/2039, Series 2009-6, Class SH(2)(4)	75,896	12,873
5.93% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 11/20/2034, Series 2004-96, Class SC(2)(4)	164,444	527
5.93% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 06/20/2039, Series 2009-42, Class SC(2)(4)	169,252	25,315
5.94% (1 Month LIBOR USD + 6.09%, 6.09% Cap), 09/20/2039, Series 2009-81, Class SB(2)(4)	311,295	63,804
5.94%, 04/20/2037, Series 2010-129, Class AW(5)	75,511	87,064
5.95% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 02/16/2039, Series 2009-6, Class SA(2)(4)	67,152	8,251
5.95% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 07/16/2039, Series 2009-64, Class SN(2)(4)	189,400	27,413
5.95% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 10/20/2034, Series 2004-90, Class SI(2)(4)	302,660	50,975
6.00% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 02/16/2039, Series 2009-11, Class SC(2)(4)	97,961	9,443
6.00% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 07/20/2038, Series 2008-60, Class CS(2)(4)	123,920	16,285
6.00%, 02/20/2029, Series 1999-4, Class ZB	63,501	63,487
6.00%, 11/20/2032, Series 2002-75, Class PB	103,108	105,547
6.00%, 09/16/2033, Series 2003-75, Class ZX	92,190	104,084
6.00%, 06/20/2034, Series 2004-49, Class Z	199,423	228,211
6.00%, 12/20/2035, Series 2005-91, Class PI	41,242	6,377
6.00%, 06/20/2038, Series 2008-50, Class KB	75,315	87,142
6.00%, 12/20/2038, Series 2009-65, Class IQ	21,748	932
6.00%, 05/20/2039, Series 2009-33, Class TI	36,521	6,728
6.05% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/20/2037, Series 2007-9, Class CI(2)(4)	114,842	19,380
6.05% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 04/20/2037, Series 2007-19, Class SD(2)(4)	62,759	6,615
6.05% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-27, Class SD(2)(4)	119,292	19,125
6.05% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-26, Class SC(2)(4)	113,983	19,786
6.05% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/20/2038, Series 2008-55, Class SA(2)(4)	35,188	6,064
6.05% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 09/20/2038, Series 2008-81, Class S(2)(4)	313,979	31,284
6.10% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 08/16/2039, Series 2009-72, Class SM(2)(4)	185,393	32,028
6.10% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 06/20/2037, Series 2007-36, Class SJ(2)(4)	97,051	10,304
6.12%, 11/20/2038, Series 2011-97, Class WA(5)	123,415	144,682
6.12% (1 Month LIBOR USD + 6.27%, 6.27% Cap), 04/20/2039, Series 2009-22, Class SA(2)(4)	221,433	36,458
6.15% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 09/20/2035, Series 2005-68, Class KI(2)(4)	424,484	90,694
6.15% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 04/20/2038, Series 2008-36, Class SH(2)(4)	147,232	477
6.15% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039, Series 2009-31, Class TS(2)(4)	107,648	8,251
6.25% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/16/2038, Series 2008-40, Class SA(2)(4)	491,583	92,933
6.25% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 11/16/2039, Series 2009-106, Class AS(2)(4)	249,598	46,489
6.32% (1 Month LIBOR USD + 6.47%, 6.47% Cap), 06/16/2037, Series 2007-36, Class SE(2)(4)	75,776	10,564
6.35% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/20/2036, Series 2006-38, Class SW(2)(4)	4,241	254
6.35% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 11/20/2037, Series 2007-76, Class SB(2)(4)	215,619	23,861
6.36% (1 Month LIBOR USD + 6.51%, 6.51% Cap), 11/20/2037, Series 2007-67, Class SI(2)(4)	121,866	24,064
6.39% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 11/16/2037, Series 2007-74, Class SL(2)(4)	107,112	15,616
6.40% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/16/2033, Series 2003-97, Class SA(2)(4)	58,272	6,113
6.40% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/16/2033, Series 2003-112, Class SA(2)(4)	57,501	6,967
6.40% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/16/2034, Series 2004-73, Class JL(2)(4)	206,834	41,487
6.40% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/20/2037, Series 2007-53, Class ES(2)(4)	102,881	15,026
6.40% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/20/2037, Series 2007-72, Class US(2)(4)	97,784	13,610
6.40% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/20/2037, Series 2007-79, Class SY(2)(4)	146,043	21,997
6.45% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 05/20/2041, Series 2011-75, Class SM(2)(4)	224,428	33,786
6.49% (1 Month LIBOR USD + 6.64%, 6.64% Cap), 07/20/2037, Series 2007-45, Class QA(2)(4)	139,068	21,439
6.50%, 07/20/2032, Series 2002-52, Class GH	52,447	52,435
6.50%, 01/20/2033, Series 2003-58, Class BE	75,220	81,649
6.50%, 03/20/2033, Series 2003-46, Class TC	43,019	47,634
6.50%, 03/20/2033, Series 2003-40, Class TJ	146,602	160,039
6.50%, 05/20/2033, Series 2003-46, Class MG	56,694	63,863
6.50%, 07/20/2036, Series 2006-33, Class Z	202,889	236,140
6.50%, 08/20/2036, Series 2006-38, Class ZK	265,635	300,616
6.50%, 03/20/2039, Series 2009-14, Class KI	41,683	7,150
6.50%, 03/20/2039, Series 2009-14, Class NI	92,018	19,436
6.53% (1 Month LIBOR USD + 6.68%, 6.68% Cap), 07/20/2037, Series 2007-40, Class SN(2)(4)	136,739	25,859
6.55% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/20/2036, Series 2006-59, Class SD(2)(4)	58,057	9,339
6.60% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 01/20/2035, Series 2005-3, Class SK(2)(4)	200,653	47,822
6.60% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 07/20/2037, Series 2007-40, Class SD(2)(4)	93,855	16,381
6.62% (1 Month LIBOR USD + 6.78%, 6.78% Cap), 08/20/2037, Series 2007-50, Class AI(2)(4)	33,055	2,076
6.65% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 06/20/2035, Series 2008-79, Class CS(2)(4)	104,717	115,618
6.65% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 11/20/2036, Series 2006-65, Class SA(2)(4)	107,290	14,590
6.66% (1 Month LIBOR USD + 6.81%, 6.81% Cap), 04/16/2037, Series 2007-17, Class JI(2)(4)	164,739	36,655
7.00% (1 Month LIBOR USD + 44.50%, 7.00% Cap), 09/20/2034, Series 2004-71, Class ST(2)(4)	22,139	24,204
7.00%, 08/16/2039, Series 2009-104, Class AB	81,568	88,909
7.00%, 10/16/2040, Series 2010-130, Class CP	334,040	400,787
7.15% (1 Month LIBOR USD + 7.30%, 7.30% Cap), 12/20/2038, Series 2008-95, Class DS(2)(4)	279,733	50,611
7.45% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 09/20/2038, Series 2009-25, Class SE(2)(4)	65,948	10,931
7.55% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 04/16/2038, Series 2008-33, Class XS(2)(4)	64,833	11,586
7.55% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/20/2033, Series 2003-12, Class SP(2)(4)	17,274	2,279
8.10% (1 Month LIBOR USD + 8.25%, 8.25% Cap), 08/16/2031, Series 2001-35, Class SA(2)(4)	11,663	7
13.10% (1 Month LIBOR USD + 13.40%, 13.40% Cap), 10/20/2037, Series 2008-7, Class SP(2)(4)	17,008	19,936
13.93% (1 Month LIBOR USD + 14.26%, 14.26% Cap), 10/16/2034, Series 2004-83, Class AP(2)(4)	1,463	1,634
14.42% (1 Month LIBOR USD + 14.70%, 14.70% Cap), 11/17/2032, Series 2003-114, Class SH(2)(4)	8,414	9,343
14.54% (1 Month LIBOR USD + 14.86%, 14.86% Cap), 08/17/2034, Series 2004-73, Class AE(2)(4)	6,466	6,776
16.06% (1 Month LIBOR USD + 16.43%, 16.43% Cap), 06/17/2035, Series 2005-68, Class DP(2)(4)	66,329	85,570
16.38% (1 Month LIBOR USD + 16.72%, 16.72% Cap), 05/18/2034, Series 2005-7, Class JM(2)(4)	1,814	2,270
19.24% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 04/16/2034, Series 2004-28, Class S(2)(4)	31,005	45,743
19.50% (1 Month LIBOR USD + 19.95%, 19.95% Cap), 11/20/2037, Series 2008-7, Class SK(2)(4)	11,832	15,637
19.75% (1 Month LIBOR USD + 20.21%, 20.21% Cap), 09/20/2037, Series 2007-53, Class SW(2)(4)	23,261	31,532
20.32% (1 Month LIBOR USD + 20.83%, 20.83% Cap), 08/16/2035, Series 2005-66, Class SP(2)(4)	11,502	18,176
22.16% (1 Month LIBOR USD + 22.73%, 22.73% Cap), 08/20/2035, Series 2005-65, Class SA(2)(4)	3,093	5,452
23.82% (1 Month LIBOR USD + 24.38%, 24.38% Cap), 10/16/2034, Series 2004-89, Class LS(2)(4)	16,666	25,022
28.72% (1 Month LIBOR USD + 29.46%, 29.46% Cap), 09/20/2034, Series 2004-71, Class SB(2)(4)	22,139	35,918
Ginnie Mae I Pool
3.00%, 05/15/2043	392,019	424,221
3.00%, 07/15/2045	1,211,557	1,271,348
3.50%, 01/15/2042	3,427,564	3,737,359

3.50%, 03/15/2043	948,620	1,089,673
3.50%, 04/15/2043	2,679,669	2,856,221
3.50%, 06/15/2043	1,444,484	1,569,927
3.50%, 07/15/2043	451,141	507,105
4.00%, 06/15/2039	314,863	341,158
4.00%, 10/15/2040	164,187	178,912
4.50%, 04/15/2040	1,402,595	1,562,043
5.50%, 04/15/2033	214,731	248,645
5.50%, 06/15/2033	2,117	2,418
5.50%, 12/15/2033	8,914	10,325
5.50%, 07/15/2034	2,803	3,135
5.50%, 09/15/2034	8,124	9,025
6.00%, 11/15/2028	8,177	9,199
6.50%, 01/15/2024	1,923	2,136
6.50%, 03/15/2028	6,189	6,874
6.50%, 09/15/2028	13,103	14,552
6.50%, 10/15/2028	705	786
6.50%, 01/15/2032	48,633	56,730
6.50%, 07/15/2032	2,142	2,379
6.50%, 02/15/2033	8,210	9,383
6.50%, 04/15/2033	5,617	6,435
6.50%, 12/15/2035	51,966	61,476
7.00%, 08/15/2023	116	118
7.00%, 09/15/2023	4,247	4,437
7.00%, 11/15/2023	249	262
7.00%, 02/15/2024	842	845
7.00%, 09/15/2031	57,456	67,573
7.00%, 02/15/2033	5,256	6,065
7.00%, 06/15/2033	14,395	17,606
7.00%, 06/15/2035	145,070	171,630
7.00%, 04/15/2037	13,098	14,647
7.50%, 03/15/2023	115	116
7.50%, 11/15/2026	318	318
7.50%, 07/15/2027	751	754
7.50%, 07/15/2028	547	555
7.50%, 09/15/2028	2,322	2,551
7.50%, 10/15/2037	28,949	34,218
8.00%, 08/15/2028	866	870
9.00%, 11/15/2024	19	19
9.50%, 10/15/2024	405	417
9.50%, 12/15/2025	123	124
Ginnie Mae II Pool
2.00%, 12/20/2050	6,000,000	6,277,890
2.50%, 12/20/2046	2,091,556	2,226,596
2.50%, 09/20/2050	4,268,057	4,521,301
2.50%, 09/20/2050	6,298,374	6,732,605
2.50%, 12/20/2050	43,100,000	45,657,290
2.93%, 10/20/2070(5)	8,694,880	9,562,333
3.00%, 06/20/2042	246,171	262,969
3.00%, 08/20/2042	3,232,212	3,452,422
3.00%, 11/20/2042	1,798,184	1,920,679
3.00%, 12/20/2042	921,305	986,883
3.00%, 01/20/2043	922,298	988,343
3.00%, 04/20/2043	2,305,221	2,462,322
3.00%, 09/20/2043	709,244	756,930
3.00%, 10/20/2043	108,010	115,269
3.00%, 01/20/2044	603,361	643,345
3.00%, 07/20/2044	262,207	278,873
3.00%, 12/20/2044	461,455	491,874
3.00%, 04/20/2045	4,320,728	4,608,758
3.00%, 05/20/2045	771,567	824,930
3.00%, 07/20/2045	1,815,082	1,934,659
3.00%, 10/20/2045	2,042,098	2,173,820
3.00%, 11/20/2045	487,160	518,591
3.00%, 02/20/2046	727,131	775,492
3.00%, 04/20/2046	4,683,321	4,986,049
3.00%, 05/20/2046	197,259	210,163
3.00%, 07/20/2046	3,811,842	4,061,208
3.00%, 08/20/2046	4,396,720	4,684,833
3.00%, 09/20/2046	1,314,728	1,400,944
3.00%, 01/20/2047	2,972,541	3,167,216
3.00%, 02/20/2047	4,193,410	4,463,519
3.00%, 03/20/2047	451,372	480,887
3.00%, 12/20/2049(7)	19,564,724	20,464,281
3.00%, 01/20/2050	2,343,975	2,458,547
3.00%, 04/20/2050	3,499,650	3,659,644
3.00%, 09/20/2050	3,546,209	3,760,843
3.00%, 09/20/2050	9,670,096	10,497,296
3.05%, 09/20/2070(5)	4,964,868	5,409,245
3.06%, 06/20/2070(5)	5,765,794	6,348,895
3.50%, 10/20/2042	3,644,701	3,968,286
3.50%, 11/20/2042	1,249,164	1,359,940
3.50%, 05/20/2043	857,145	936,221
3.50%, 03/20/2045	1,079,233	1,165,023
3.50%, 04/20/2045	8,431,007	9,052,039
3.50%, 10/20/2045	7,157,159	7,787,463
3.50%, 02/20/2046	15,509,871	16,754,958
3.50%, 03/20/2046	657,423	709,716
3.50%, 04/20/2046	28,003,536	30,258,012
3.50%, 05/20/2046	8,346,351	9,035,570
3.50%, 06/20/2046	3,426,129	3,680,794
3.50%, 07/20/2046(7)	8,321,713	8,986,279
3.50%, 09/20/2046	934,972	1,007,705
3.50%, 12/20/2046	6,061,312	6,499,577
3.50%, 01/20/2047	462,068	496,622
3.50%, 02/20/2047	5,121,595	5,502,251
3.50%, 03/20/2047	4,079,289	4,378,510
3.50%, 04/20/2047	708,350	759,848
3.50%, 05/20/2047	3,633,124	3,895,121
3.50%, 06/20/2047	3,781,287	4,044,311
3.50%, 08/20/2047	650,178	696,729

3.50%, 11/20/2047	13,136,033	14,068,429
3.50%, 12/20/2047	2,193,589	2,346,579
3.50%, 04/20/2048	6,109,585	6,535,249
3.50%, 06/20/2049	2,511,457	2,662,621
3.50%, 11/20/2049	3,898,161	4,145,848
3.50%, 11/20/2049	5,980,221	6,401,520
3.50%, 08/20/2050	9,839,379	10,899,157
4.00%, 10/20/2040	1,555,142	1,720,151
4.00%, 06/20/2042	2,043,265	2,259,690
4.00%, 10/20/2042	4,633,043	5,133,181
4.00%, 12/20/2042	2,214,026	2,453,262
4.00%, 02/20/2043	979,876	1,085,513
4.00%, 10/20/2043	3,015,638	3,332,469
4.00%, 11/20/2044	1,696,878	1,872,053
4.00%, 12/20/2044	1,215,142	1,340,499
4.00%, 03/20/2045	313,843	346,147
4.00%, 05/20/2045	4,007,458	4,405,326
4.00%, 06/20/2045	810,293	892,743
4.00%, 08/20/2045	10,127,688	11,096,771
4.00%, 11/20/2045	3,792,105	4,163,065
4.00%, 12/20/2045	97,801	107,062
4.00%, 01/20/2046	1,255,408	1,374,330
4.00%, 02/20/2046	421,358	462,062
4.00%, 03/20/2046	803,450	881,520
4.00%, 04/20/2046	2,137,902	2,341,937
4.00%, 05/20/2046	3,594,541	3,934,042
4.00%, 06/20/2046	1,732,727	1,892,985
4.00%, 11/20/2046	1,551,055	1,692,924
4.00%, 02/20/2047	2,572,075	2,787,199
4.00%, 03/20/2047	5,365,770	5,789,576
4.00%, 05/20/2047	430,014	464,801
4.00%, 05/20/2047	450,334	484,606
4.00%, 06/20/2047	1,624,013	1,752,609
4.00%, 07/20/2047	7,229,555	7,785,697
4.00%, 09/20/2047	2,497,963	2,692,516
4.00%, 12/20/2047	3,649,102	3,935,897
4.00%, 01/20/2048	2,055,199	2,219,255
4.10%, 05/20/2063(5)	43,256	43,563
4.25%, 12/20/2047	1,497,657	1,689,706
4.50%, 06/20/2040	536,305	597,454
4.50%, 01/20/2041	454,853	513,398
4.50%, 03/20/2041	411,272	458,171
4.50%, 05/20/2041	202,613	225,718
4.50%, 06/20/2041	1,439,276	1,603,341
4.50%, 09/20/2041	469,997	523,597
4.50%, 09/20/2043	1,195,179	1,331,533
4.50%, 10/20/2043	2,290,708	2,552,052
4.50%, 12/20/2043	1,229,749	1,372,797
4.50%, 01/20/2046	1,915,551	2,133,694
4.50%, 07/20/2046	1,028,692	1,147,944
4.50%, 09/20/2046	1,683,532	1,875,398
4.50%, 11/20/2046	2,934,719	3,268,647
4.50%, 03/20/2047	570,622	621,156
4.50%, 07/20/2047	5,894,081	6,408,265
4.50%, 08/20/2047	1,501,883	1,634,833
4.50%, 09/20/2047	7,890,931	8,611,425
4.50%, 01/20/2048	1,189,090	1,290,911
4.50%, 02/20/2048	5,811,185	6,323,458
4.50%, 03/20/2048	625,656	678,122
4.50%, 04/20/2048	557,835	603,628
4.50%, 04/20/2048	1,793,033	1,958,913
4.50%, 04/20/2048	2,807,282	3,043,853
4.50%, 04/20/2048	3,088,834	3,412,423
4.50%, 05/20/2048	1,898,142	2,038,427
4.50%, 05/20/2048	4,948,269	5,474,634
4.50%, 05/20/2048	6,505,101	7,001,370
4.50%, 09/20/2048	1,400,181	1,515,131
4.50%, 11/20/2049	9,767,549	10,708,691
5.00%, 10/20/2037	217,581	248,418
5.00%, 07/20/2040	137,154	156,834
5.00%, 06/20/2044	590,841	677,218
5.00%, 07/20/2044	513,211	588,372
5.00%, 08/20/2045	665,982	752,556
5.00%, 09/20/2046	1,493,646	1,706,996
5.00%, 10/20/2047	301,525	334,879
5.00%, 11/20/2047	1,486,002	1,650,255
5.00%, 06/20/2048	2,705,539	3,002,288
5.00%, 07/20/2048	899,420	1,005,768
5.00%, 07/20/2048	3,943,585	4,335,625
5.00%, 07/20/2049	518,900	583,307
5.00%, 08/20/2049	8,689,903	9,732,182
5.50%, 09/20/2039	95,779	110,900
6.00%, 03/20/2028	4,372	4,964
6.00%, 11/20/2033	3,445	3,995
6.00%, 09/20/2038	337,251	391,284
6.00%, 11/20/2038	1,822	2,035
6.00%, 08/20/2039	160,394	184,786
6.50%, 07/20/2029	50,707	58,440
7.00%, 08/20/2038	16,120	18,625
7.50%, 02/20/2028	894	1,001
7.50%, 09/20/2028	2,780	3,148
8.00%, 12/20/2025	338	369
8.00%, 06/20/2026	813	899
8.00%, 08/20/2026	633	723
8.00%, 09/20/2026	765	878
8.00%, 11/20/2026	637	724
8.00%, 10/20/2027	1,484	1,672
8.00%, 11/20/2027	1,544	1,729
8.00%, 12/20/2027	796	901
8.00%, 06/20/2028	455	460
8.00%, 08/20/2028	98	102

8.00%, 09/20/2028	234	237
8.50%, 03/20/2025	168	172
8.50%, 04/20/2025	912	996
8.50%, 05/20/2025	1,991	2,171
GMACM Mortgage Loan Trust 2005-AR3
3.50%, 06/19/2035, Series 2005-AR3, Class 3A4(5)	53,860	51,469
GS Mortgage Securities Corp. II
4.26%, 07/10/2051, Series 2018-GS10, Class A3(5)	28,521,000	31,727,471
GS Mortgage Securities Corp. Trust 2012-ALOHA
3.55%, 04/10/2034, Series 2012-ALOH, Class A(3)	4,200,000	4,240,354
GS Mortgage Securities Trust 2006-GG8
1.05%, 11/10/2039, Series 2006-GG8, Class X(3)(5)	1,200,464	1,736
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045, Series 2012-GCJ9, Class A3	12,926,324	13,309,092
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046, Series 2013-GC13, Class A4(5)	5,880,000	6,188,153
GS Mortgage Securities Trust 2013-GC16
1.02%, 11/10/2046, Series 2013-GC16, Class XA(5)	16,095,798	394,965
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/10/2046, Series 2013-GC12, Class A4	1,260,000	1,324,591
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047, Series 2014-GC18, Class A3	4,458,693	4,635,695
4.07%, 01/10/2047, Series 2014-GC18, Class A4	8,419,000	9,130,291
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047, Series 2014-GC26, Class A4	8,000,000	8,640,541
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048, Series 2015-GC28, Class A4	9,000,000	9,621,659
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049, Series 2016-GS4, Class A3	12,000,000	13,005,305
3.44%, 11/10/2049, Series 2016-GS4, Class A4(5)	1,317,000	1,471,286
GS Mortgage Securities Trust 2020-GC45
2.91%, 02/13/2053, Series 2020-GC45, Class A5	2,550,000	2,837,060
GSMPS Mortgage Loan Trust 2004-4
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 06/25/2034, Series 2004-4, Class 1AF(2)(3)	48,523	40,793
GSMPS Mortgage Loan Trust 2005-RP2
0.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 03/25/2035, Series 2005-RP2, Class 1AF(2)(3)	83,665	75,791
GSMPS Mortgage Loan Trust 2005-RP3
0.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 09/25/2035, Series 2005-RP3, Class 1AF(2)(3)	543,091	449,113
4.24%, 09/25/2035, Series 2005-RP3, Class 1AS(3)(5)	400,402	54,032
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033, Series 2003-3F, Class 4A3	15,510	16,179
GSR Mortgage Loan Trust 2003-6F
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 09/25/2032, Series 2003-6F, Class A2(2)	349	348
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034, Series 2004-13F, Class 3A3	42,096	44,164
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034, Series 2004-6F, Class 2A4	62,370	64,818
6.50%, 05/25/2034, Series 2004-6F, Class 3A4	44,182	47,721
GSR Mortgage Loan Trust 2005-5F
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap), 06/25/2035, Series 2005-5F, Class 8A3(2)	16,339	15,270
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035, Series 2005-7F, Class 3A9	80,886	84,170
GSR Mortgage Loan Trust 2005-AR6
3.64%, 09/25/2035, Series 2005-AR6, Class 3A1(5)	4,851	4,903
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036, Series 2006-1F, Class 1A3	37,654	50,268
6.00%, 02/25/2036, Series 2006-1F, Class 2A4	256,431	187,006
Headlands Residential 2019-RPL1 LLC
3.97%, 06/25/2024, Series 2019-RPL1(1)(3)	9,000,000	9,044,990
Headlands Residential LLC
3.88%, 11/25/2024, Series 2017-RPL1, Class A(1)(3)	6,170,000	6,211,254
Home Re 2018-1 Ltd.
1.75% (1 Month LIBOR USD + 1.60%), 10/25/2028, Series 2018-1, Class M1(2)(3)	556,358	555,324
Home RE 2019-1 Ltd.
1.80% (1 Month LIBOR USD + 1.65%), 05/25/2029, Series 2019-1, Class M1(2)(3)	513,119	508,018
HomeBanc Mortgage Trust 2005-3
0.63% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.50% Cap), 07/25/2035, Series 2005-3, Class A1(2)	132,654	132,734
Impac CMB Trust Series 2004-4
4.97%, 09/25/2034, Series 2004-4, Class 2A2(1)	7,838	8,334
Impac CMB Trust Series 2004-7
0.89% (1 Month LIBOR USD + 0.74%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 1A1(2)	632,495	634,193
Impac CMB Trust Series 2005-4
0.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 10.25% Cap), 05/25/2035, Series 2005-4, Class 2A1(2)	90,716	87,370
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033, Series 2003-2, Class A1	58,926	59,548
Impac Secured Assets Trust 2006-1
0.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 05/25/2036, Series 2006-1, Class 2A1(2)	199,233	193,393
Impac Secured Assets Trust 2006-2
0.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 08/25/2036, Series 2006-2, Class 2A1(2)	76,832	77,006
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(3)	5,445,000	5,813,323
JP Morgan Alternative Loan Trust
3.52%, 03/25/2036, Series 2006-A1, Class 2A1(5)	23,966	22,427
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.14%, 08/12/2037, Series 2005-CB11, Class X1(3)(5)	944,884	198
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.19%, 06/12/2043, Series 2006-CB15, Class X1(5)	1,803,618	1,207
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051, Series 2007-LD12, Class X(5)	913,525	9
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046, Series 2013-LC11, Class A5	7,152,087	7,493,239
JP Morgan Chase Commercial Mortgage Securities Trust 2019-BKWD
1.16% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 09/15/2029, Series 2019-BKWD, Class A(2)(3)	9,200,000	9,142,588
JP Morgan Mortgage Trust 2004-A3
3.26%, 07/25/2034, Series 2004-A3, Class 4A1(5)	4,088	4,143
JP Morgan Mortgage Trust 2004-A4
2.88%, 09/25/2034, Series 2004-A4, Class 1A1(5)	17,665	17,246
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034, Series 2004-S1, Class 1A7	4,197	4,296
JP Morgan Mortgage Trust 2005-A1
3.30%, 02/25/2035, Series 2005-A1, Class 3A4(5)	58,769	57,139

JP Morgan Mortgage Trust 2005-A4
2.59%, 07/25/2035, Series 2005-A4, Class 1A1(5)	57,313	58,581
JP Morgan Mortgage Trust 2006-A2
2.53%, 11/25/2033, Series 2006-A2, Class 5A3(5)	189,375	194,417
3.07%, 08/25/2034, Series 2006-A2, Class 4A1(5)	328,871	338,542
JP Morgan Mortgage Trust 2006-A3
3.02%, 08/25/2034, Series 2006-A3, Class 6A1(5)	46,891	45,950
JP Morgan Mortgage Trust 2006-A7
3.12%, 01/25/2037, Series 2006-A7, Class 2A2(5)	48,040	44,555
3.12%, 01/25/2037, Series 2006-A7, Class 2A4R(5)	84,270	78,155
JP Morgan Mortgage Trust 2007-A1
3.06%, 07/25/2035, Series 2007-A1, Class 5A1(5)	41,812	41,405
3.06%, 07/25/2035, Series 2007-A1, Class 5A2(5)	637,808	632,235
JP Morgan Mortgage Trust 2007-A2
3.55%, 04/25/2037, Series 2007-A2, Class 2A3(5)	170,000	154,017
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047, Series 2013-C17, Class A3	2,288,937	2,429,771
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047, Series 2014-C19, Class A3	2,010,000	2,024,378
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047, Series 2014-C25, Class A4A1	7,724,999	8,220,527
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050, Series 2017-JP5, Class A4	12,460,000	13,988,479
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050, Series 2017-JP7, Class A4	20,000,000	22,308,172
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036, Series 2013-GCP, Class A2(3)	1,027,000	1,156,333
LB-UBS Commercial Mortgage Trust 2007-C2
0.15%, 02/15/2040, Series 2007-C2, Class XW(5)	293,300	28
LCCM 2017-LC26
3.29%, 07/12/2050, Series 2017-LC26, Class A3(3)	20,300,000	22,049,953
Legacy Mortgage Asset Trust 2019-GS6
3.00%, 06/25/2059, Series 2019-GS6, Class A1(1)(3)	895,506	899,561
Legacy Mortgage Asset Trust 2019-PR1
3.86%, 09/25/2059, Series 2019-PR1, Class A1(1)(3)	15,920,765	16,041,813
Legacy Mortgage Asset Trust 2020-GS1
2.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(3)	5,525,732	5,542,633
Lehman Mortgage Trust 2006-2
5.96%, 04/25/2036, Series 2006-2, Class 1A1(5)	47,684	41,371
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037, Series 2007-6, Class 1A8	18,712	18,589
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038, Series 2008-2, Class 1A6	271,764	155,782
LHOME Mortgage Trust 2019-RTL3
3.87%, 07/25/2024, Series 2019-RTL3, Class A1(3)	9,210,000	9,312,670
Luminent Mortgage Trust 2005-1
0.67% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 11/25/2035, Series 2005-1, Class A1(2)	1,041,016	1,004,393
MASTR Adjustable Rate Mortgages Trust 2004-13
3.11%, 04/21/2034, Series 2004-13, Class 2A1(5)	88,443	88,501
MASTR Adjustable Rate Mortgages Trust 2004-15
3.14%, 12/25/2034, Series 2004-15, Class 3A1(5)	25,947	24,326
MASTR Adjustable Rate Mortgages Trust 2004-3
2.71%, 04/25/2034, Series 2004-3, Class 4A2(5)	19,472	17,824
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033, Series 2003-9, Class 2A1	24,228	25,255
6.00%, 01/25/2034, Series 2003-9, Class 8A1	18,304	19,048
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2021, Series 2004-10, Class 1A1	856	861
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2025, Series 2004-13, Class 2A1	12,654	13,503
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034, Series 2004-3, Class 3A1	170,011	173,675
6.25%, 04/25/2034, Series 2004-3, Class 2A1	33,666	34,473
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034, Series 2004-6, Class 30PO	23,953	20,133
6.00%, 07/25/2034, Series 2004-6, Class 7A1	16,256	17,241
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034, Series 2004-7, Class 30PO	15,452	13,086
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2021, Series 2004-8, Class 6A1	306	318
MASTR Alternative Loan Trust 2005-6
5.50%, 12/25/2035, Series 2005-6, Class 3A1	13,614	12,929
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033, Series 2003-12, Class 30PO	1,762	1,595
5.00%, 12/25/2033, Series 2003-12, Class 6A1	9,632	9,833
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034, Series 2004-1, Class 30PO	1,391	1,158
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033, Series 2004-4, Class 1A6	41,272	41,699
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2021, Series 2004-6, Class 15PO	37	37
MASTR Reperforming Loan Trust 2005-2
0.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 05/25/2035, Series 2005-2, Class 1A1F(2)(3)	780,284	422,659
MASTR Reperforming Loan Trust 2006-2
4.32%, 05/25/2036, Series 2006-2, Class 1A1(3)(5)	90,567	83,235
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035, Series 2005-PO, Class 3PO(3)	17,915	13,244
Mello Warehouse Securitization Trust 2020-1
1.05% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2053, Series 2020-1, Class A(2)(3)	5,585,000	5,587,335
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.30%, 06/25/2037, Series 2007-3, Class 1A3(5)	58,586	54,736
Merrill Lynch Mortgage Investors Trust Series 2003-A5
2.48%, 08/25/2033, Series 2003-A5, Class 2A6(5)	26,819	26,617
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
0.77% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.75% Cap), 10/25/2028, Series 2003-E, Class A1(2)	56,650	56,460
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
0.79% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.75% Cap), 10/25/2028, Series 2003-F, Class A1(2)	65,232	64,774
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.53%, 12/25/2034, Series 2004-1, Class 2A1(5)	56,424	56,490
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
0.61% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 11.75% Cap), 04/25/2029, Series 2004-A, Class A1(2)	23,124	22,612

Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
0.86% (6 Month LIBOR USD + 0.60%, 0.60% Floor, 11.75% Cap), 07/25/2029, Series 2004-C, Class A2(2)	39,917	39,189
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
3.17%, 08/25/2034, Series 2004-A4, Class A2(5)	49,673	50,596
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
3.64%, 02/25/2035, Series 2005-A2, Class A1(5)	90,449	93,694
ML-CFC Commercial Mortgage Trust 2006-4
0.54%, 12/12/2049, Series 2006-4, Class XC(3)(5)	542,168	5
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045, Series 2012-C6, Class A4	7,331,593	7,549,678
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048, Series 2015-C20, Class A4	3,652,000	3,962,980
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050, Series 2015-C23, Class A3	17,606,533	19,169,830
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048, Series 2015-C24, Class A3	5,000,000	5,426,089
3.73%, 05/15/2048, Series 2015-C24, Class A4	6,507,000	7,286,046
Morgan Stanley Capital I Trust 2006-IQ12
0.29%, 12/15/2043, Series 2006-IQ12, Class X1(3)(5)	193,029	2
Morgan Stanley Capital I Trust 2007-HQ11
0.17%, 02/12/2044, Series 2007-HQ11, Class X(3)(5)	214,826	103
Morgan Stanley Capital I Trust 2007-HQ13
0.00%, 12/15/2044, Series 2007-HQ13, Class X1(3)(5)	157,354	2
Morgan Stanley Capital I Trust 2007-IQ13
0.46%, 03/15/2044, Series 2007-IQ13, Class X(3)(5)	437,972	1,293
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045, Series 2012-C4, Class A3	40,869	40,909
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029, Series 2014-CPT, Class A(3)	4,241,000	4,271,304
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049, Series 2016-UB11, Class A3	20,000,000	21,228,496
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4	2,552,000	3,050,585
Morgan Stanley Capital I Trust 2019-H7
3.01%, 07/15/2052, Series 2019-H7, Class A3	1,372,854	1,491,077
Morgan Stanley Mortgage Loan Trust 2004-3
5.62%, 04/25/2034, Series 2004-3, Class 4A(5)	136,604	146,757
Morgan Stanley Mortgage Loan Trust 2004-9
3.24%, 10/25/2021, Series 2004-9, Class 4A(5)	7,967	7,840
Mortgage Repurchase Agreement Financing Trust Series 2020-3
1.40% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 01/23/2023, Series 2020-3, Class A1(2)(3)	1,690,000	1,691,247
Mortgage Repurchase Agreement Financing Trust Series 2020-4
1.50% (1 Month LIBOR USD + 1.35%), 04/23/2023, Series 2020-4, Class A1(2)(3)	1,605,000	1,605,056
1.50% (1 Month LIBOR USD + 1.35%), 04/23/2023, Series 2020-4, Class A2(2)(3)	3,110,000	3,110,109
Mortgage Repurchase Agreement Financing Trust Series 2020-5
1.15% (1 Month LIBOR USD + 1.00%), 08/10/2023, Series 2020-5, Class A1(2)(3)	4,890,000	4,890,954
1.15% (1 Month LIBOR USD + 1.00%), 08/10/2023, Series 2020-5, Class A2(2)(3)	10,000,000	10,003,350
MortgageIT Trust 2005-2
0.67% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 05/25/2035, Series 2005-2, Class 1A1(2)	438,516	434,443
MRA Issuance Trust
2.25% (1 Month LIBOR USD + 1.75%, 2.25% Floor), 05/05/2021, Series 2020-9, Class AX(2)(3)(12)	38,670,000	38,775,028
MRA Issuance Trust 2020-1
1.55% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 06/25/2021, Series 2020-1, Class A(2)(3)	16,888,302	16,898,702
MRA Issuance Trust 2020-7
1.75% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 12/11/2021, Series 2020-7, Class A(2)(3)	30,440,000	30,445,936
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(3)	6,108,000	6,092,923
2.72%, 12/15/2036, Series 2019-PARK, Class A(3)	9,990,000	10,498,995
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
0.64% (1 Month LIBOR USD + 0.48%, 0.24% Floor, 10.00% Cap), 06/15/2030, Series 2000-TBC2, Class A1(2)	141,117	139,878
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
0.60% (1 Month LIBOR USD + 0.44%, 0.22% Floor, 10.00% Cap), 12/15/2030, Series 2000-TBC3, Class A1(2)	32,116	31,212
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034, Series 2004-R2, Class A1(3)(5)	47,109	46,941
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057, Series 2017-2A, Class A3(3)(5)	2,679,947	2,897,980
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057, Series 2017-3A, Class A1(3)(5)	4,453,553	4,736,047
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057, Series 2017-4A, Class A1(3)(5)	2,843,403	3,085,839
New Residential Mortgage Loan Trust 2020-RPL2
3.58%, 08/25/2025, Series 2020-RPL2, Class A1(3)(5)	335,430	336,217
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033, Series 2003-A1, Class A1	8,448	8,699
6.00%, 05/25/2033, Series 2003-A1, Class A2	13,682	13,962
7.00%, 04/25/2033, Series 2003-A1, Class A5	7,941	8,198
Oaktown Re II Ltd.
1.70% (1 Month LIBOR USD + 1.55%), 07/25/2028, Series 2018-1A, Class M1(2)(3)	547,366	546,387
Oaktown Re III Ltd.
1.55% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 07/25/2029, Series 2019-1A, Class M1A(2)(3)	145,680	145,700
Oaktown Re IV Ltd SER 2020-1A
3.35% (1 Month LIBOR USD + 3.20%, 3.20% Floor), 07/25/2030, Series 2020-1A, Class M1A(2)(3)	639,496	641,232
PMT Credit Risk Transfer Trust 2020-2R
3.97% (1 Month LIBOR USD + 3.82%, 3.82% Floor), 12/25/2022, Series 2020-2R, Class A(2)(3)	11,410,000	11,410,787
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034, Series 2004-CL1, Class 1A1	49,395	50,348
PRPM 2020-3 LLC
2.86%, 09/25/2025, Series 2020-3, Class A1(1)(3)	2,508,988	2,529,436
PRPM 2020-5 LLC
3.10%, 11/25/2025, Series 2020-5, Class A1(1)(3)	2,435,217	2,449,806
Radnor Re 2018-1 Ltd.
1.55% (1 Month LIBOR USD + 1.40%), 03/25/2028, Series 2018-1, Class M1(2)(3)	191,943	191,915
Radnor RE 2020-1 Ltd.
1.10% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 02/25/2030, Series 2020-1, Class M1A(2)(3)	1,100,000	1,098,683
RALI Series 2002-QS16 Trust
16.31% (1 Month LIBOR USD + 16.62%, 16.62% Cap), 10/25/2049, Series 2002-QS16, Class A3(2)(4)	102	75
RALI Series 2003-QS14 Trust
5.00%, 07/25/2021, Series 2003-QS14, Class A1	995	989
RALI Series 2003-QS9 Trust
7.40% (1 Month LIBOR USD + 7.55%, 7.55% Cap), 05/25/2049, Series 2003-QS9, Class A3(2)(4)(10)	1,019	0
RALI Series 2004-QS6 Trust

5.00%, 05/25/2023, Series 2004-QS6, Class A1	956	920
RALI Series 2005-QA6 Trust
4.41%, 05/25/2035, Series 2005-QA6, Class A32(5)	95,719	68,106
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037, Series 2007-QS1, Class 1A1	12,710	12,420
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031, Series 2013-SMV, Class A(3)	512,000	510,067
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036, Series 2009-1, Class 1A1(3)(5)	76,824	78,318
RBSSP Resecuritization Trust 2009-12
5.33%, 11/25/2033, Series 2009-12, Class 1A1(3)(5)	76,209	76,131
RCO V Mortgage LLC 2020-1
3.10%, 09/25/2025, Series 2020-1, Class A1(1)(3)	11,521,482	11,541,696
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035, Series 2005-R1, Class 2APO(3)	5,747	3,965
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2021, Series 2003-A8, Class A5	1,399	1,448
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034, Series 2004-A7, Class A6	1,613,539	1,681,685
Residential Asset Securitization Trust 2005-A2
4.90% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 03/25/2035, Series 2005-A2, Class A4(2)(4)	581,604	114,984
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036, Series 2006-A4, Class 2A5	47,896	47,063
RFMSI Series 2005-SA4 Trust
2.90%, 09/25/2035, Series 2005-SA4, Class 1A1(5)	22,927	20,768
Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057, Series 2017-4, Class MT	3,816,968	4,162,885
Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058, Series 2018-4, Class MZ	8,629,310	10,214,353
Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058, Series 2019-1, Class MT	9,747,715	10,635,961
Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058, Series 2019-3, Class MB	3,880,000	4,519,958
Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059, Series 2019-4, Class M55D	7,109,316	7,872,345
Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059, Series 2020-1, Class M55G	8,210,895	8,756,198
Seasoned Credit Risk Transfer Trust Series 2020-3
2.00%, 05/25/2060, Series 2020-3, Class MT	7,232,074	7,446,275
3.00%, 05/25/2060, Series 2020-3, Class M5TW	9,114,453	9,757,135
Sequoia Mortgage Trust 2004-10
0.77% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.50% Cap), 11/20/2034, Series 2004-10, Class A1A(2)	33,232	32,073
Sequoia Mortgage Trust 2004-11
0.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.50% Cap), 12/20/2034, Series 2004-11, Class A1(2)	99,942	99,682
Sequoia Mortgage Trust 2004-12
0.58% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035, Series 2004-12, Class A3(2)	80,951	76,852
Sequoia Mortgage Trust 2004-8
0.85% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A1(2)	635,845	622,965
1.06% (6 Month LIBOR USD + 0.74%, 0.74% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A2(2)	95,086	94,484
Series RR 2014-1 Trust
0.00%, 05/25/2047, Series 2014-1, Class A(3)	1,603,000	1,473,182
Structured Asset Mortgage Investments II Trust 2004-AR5
0.81% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.00% Cap), 10/19/2034, Series 2004-AR5, Class 1A1(2)	96,075	96,221
Structured Asset Mortgage Investments II Trust 2005-AR5
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/19/2035, Series 2005-AR5, Class A3(2)	321,340	318,263
Structured Asset Mortgage Investments Trust 2003-CL1
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 07/25/2032, Series 2003-CL1, Class 1F1(2)	213,150	207,650
Structured Asset Securities Corp.
0.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 06/25/2035, Series 2005-RF3, Class 1A(2)(3)	61,535	53,389
2.43%, 12/25/2033, Series 2003-37A, Class 2A(5)	105,055	103,169
2.80%, 12/25/2033, Series 2003-37A, Class 8A2(5)	995,619	986,123
5.11%, 02/25/2034, Series 2004-4XS, Class 1A5(1)	152,289	156,686
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Series 2003-34A
2.85%, 11/25/2033, Series 2003-34A, Class 3A3(5)	22,676	22,754
Thornburg Mortgage Securities Trust 2003-4
0.79% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.50% Cap), 09/25/2043, Series 2003-4, Class A1(2)	383,155	382,739
Thornburg Mortgage Securities Trust 2003-5
2.31%, 10/25/2043, Series 2003-5, Class 3A(5)	1,880,143	1,851,376
Thornburg Mortgage Securities Trust 2004-4
1.99%, 12/25/2044, Series 2004-4, Class 3A(5)	178,141	178,831
Thornburg Mortgage Securities Trust 2005-1
3.33%, 04/25/2045, Series 2005-1, Class A3(5)	466,905	468,326
Toorak Mortgage Corp. 2019-2 Ltd.
3.72%, 09/25/2022, Series 2019-2, Class A1(1)	6,665,000	6,763,404
UBS Commercial Mortgage Trust 2012-C1
2.06%, 05/10/2045, Series 2012-C1, Class XA(3)(5)	1,430,605	22,663
UBS Commercial Mortgage Trust 2017-C2
3.26%, 08/15/2050, Series 2017-C2, Class ASB	10,114,000	11,069,573
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050, Series 2017-C5, Class A4	21,500,000	23,743,908
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051, Series 2018-C9, Class A3	9,650,000	10,831,633
UBS-BAMLL Trust
3.66%, 06/10/2030, Series 2012-WRM, Class A(3)	1,787,000	1,795,818
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.29%, 05/10/2063, Series 2012-C2, Class XA(3)(5)	5,077,535	77,539
3.53%, 05/10/2063, Series 2012-C2, Class A4	1,073,000	1,105,468
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046, Series 2013-C6, Class A4	271,000	284,294
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023, Series 1993-1, Class ZB	78,071	82,222
Vendee Mortgage Trust 1994-1
5.24%, 02/15/2024, Series 1994-1, Class 1(5)	30,006	31,619
6.50%, 02/15/2024, Series 1994-1, Class 2ZB	87,387	93,284
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026, Series 1996-1, Class 1Z	66,401	75,155
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026, Series 1996-2, Class 1Z	30,138	33,925
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027, Series 1997-1, Class 2Z	101,489	115,486
Vendee Mortgage Trust 1998-1

7.00%, 03/15/2028, Series 1998-1, Class 2E	68,429	76,782
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030, Series 2012-6AVE, Class A(3)	2,283,000	2,360,777
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045, Series 2006-C24, Class XC(3)(5)	347,308	3
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.75%, 10/25/2033, Series 2003-AR11, Class A6(5)	139,921	141,088
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.71%, 08/25/2033, Series 2003-AR7, Class A7(5)	46,766	46,688
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.78%, 09/25/2033, Series 2003-AR9, Class 2A(5)	44,349	42,473
2.78%, 09/25/2033, Series 2003-AR9, Class 1A6(5)	272,095	271,086
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033, Series 2003-S1, Class A5	47,374	48,795
WaMu Mortgage Pass-Through Certificates Series 2003-S4
17.06% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033, Series 2003-S4, Class 2A10(2)(4)	18,840	23,445
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033, Series 2003-S9, Class P	2,911	2,572
5.25%, 10/25/2033, Series 2003-S9, Class A8	192,416	198,102
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
2.90%, 01/25/2035, Series 2004-AR14, Class A1(5)	1,548,405	1,580,581
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
3.66%, 06/25/2034, Series 2004-AR3, Class A2(5)	83,549	84,697
3.66%, 06/25/2034, Series 2004-AR3, Class A1(5)	1,482,713	1,507,100
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034, Series 2004-CB2, Class 3A	570,905	622,170
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034, Series 2004-CB3, Class 2A	1,718,081	1,799,348
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033, Series 2004-RS2, Class A4	31,923	33,086
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034, Series 2004-S2, Class 2A4	169,534	174,790
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034, Series 2004-S3, Class 1A5	14,635	14,814
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
3.05%, 09/25/2036, Series 2006-AR10, Class 2P(5)	6,295	5,272
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
3.10%, 08/25/2046, Series 2006-AR8, Class 1A2(5)	42,045	40,227
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035, Series 2005-1, Class CP	7,891	6,276
5.50%, 03/25/2035, Series 2005-1, Class 1A1	70,526	70,960
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.85% (1 Month LIBOR USD + 5.00%, 5.00% Cap), 04/25/2035, Series 2005-2, Class 2A3(2)(4)	147,871	23,593
4.90% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 04/25/2035, Series 2005-2, Class 1A4(2)(4)	534,295	77,655
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035, Series 2005-4, Class CX	187,538	33,025
5.50%, 06/25/2035, Series 2005-4, Class CB7	188,788	180,550
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035, Series 2005-6, Class 2A4	29,536	29,240
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036, Series 2006-1, Class 3A2	14,177	13,203
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033, Series 2003-MS7, Class P	96	85
Wells Fargo Alternative Loan 2003-1 Trust

0.00%, 09/25/2033, Series 2003-1, Class APO	3,994	3,433
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037, Series 2007-PA3, Class 1A2	16,585	16,498
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048, Series 2015-C26, Class ASB	7,807,265	8,157,367
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048, Series 2015-C29, Class A3	9,481,249	10,455,887
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058, Series 2015-C30, Class A4	729,000	817,184
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048, Series 2015-C31, Class A4	3,280,000	3,691,313
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058, Series 2015-NXS2, Class A4	15,000,000	16,315,383
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048, Series 2015-P2, Class A4	7,272,631	8,262,008
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049, Series 2016-C34, Class A4	3,698,000	3,984,258
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049, Series 2016-NXS6, Class A3	20,000,000	21,476,678
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050, Series 2017-C38, Class A4	13,800,000	15,377,061
Wells Fargo Commercial Mortgage Trust 2017-RC1
3.63%, 01/15/2060, Series 2017-RC1, Class A4	10,000,000	11,400,828
Wells Fargo Commercial Mortgage Trust 2019-C49
3.76%, 03/15/2052, Series 2019-C49, Class A4	1,085,000	1,252,663
Wells Fargo Commercial Mortgage Trust 2019-C54
3.15%, 12/15/2052, Series 2019-C54, Class A4	3,079,000	3,467,101
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053, Series 2020-C57, Class A3	19,500,000	19,866,029
2.12%, 08/15/2053, Series 2020-C57, Class A4	1,003,000	1,044,674
Wells Fargo Commercial Mortgage Trust 2020-C58
1.81%, 07/15/2053, Series 2020-C58, Class A3	23,000,000	23,482,915
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037, Series 2007-7, Class A7	12,008	11,635
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044, Series 2011-C3, Class A4(3)	809,067	810,187
WFRBS Commercial Mortgage Trust 2012-C6
3.44%, 04/15/2045, Series 2012-C6, Class A4	8,930,836	9,034,273
WFRBS Commercial Mortgage Trust 2013-C11
4.26%, 03/15/2045, Series 2013-C11, Class D(3)(5)	300,000	277,495
WFRBS Commercial Mortgage Trust 2013-C14
3.34%, 06/15/2046, Series 2013-C14, Class A5	229,750	242,800
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047, Series 2014-C21, Class A5	7,000,000	7,656,865
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057, Series 2014-C23, Class ASB	2,689,735	2,832,558
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047, Series 2014-C25, Class A5	3,846,000	4,243,236
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047, Series 2014-LC14, Class A4	9,613,677	10,271,383

Total Mortgage-Backed Obligations (Cost: $5,289,008,506)		5,551,356,983

Total Bonds & Notes (Cost: $14,561,821,737)		15,517,361,736

	Shares	Value
PREFERRED STOCKS – 0.02%
Financials – 0.02%
State Street Corp., 5.35%(2)	95,000	2,751,200

Total Financials		2,751,200

Total Preferred Stocks (Cost: $2,375,000)		2,751,200

SHORT-TERM INVESTMENTS – 8.89%
Money Market Funds – 6.50%
Fidelity Institutional Money Market Government Fund - Class I, 0.01%(11)	1,063,304,459	1,063,304,459

Total Money Market Funds (Cost: $1,063,304,459)		1,063,304,459

	Principal Amount	Value
U.S. Treasury Bills – 0.03%
U.S. Treasury Bill, 0.00%, 01/28/2021	$2,000,000	1,999,923
U.S. Treasury Bill, 0.00%, 12/02/2021(7)	2,250,000	2,247,946

Total U.S. Treasury Bills (Cost: $4,245,740)		4,247,869

Time Deposits – 2.36%
National Australia Bank, London, 0.01% due 01/04/2021	99,000,126	99,000,126
Royal Bank of Canada, Toronto, 0.01% due 01/04/2021	91,261,237	91,261,237
Sumitomo, Tokyo, 0.01% due 01/04/2021	196,527,128	196,527,128

Total Time Deposits (Cost: $386,788,491)		386,788,491

Total Short-Term Investments (Cost: $1,454,338,690)		1,454,340,819

TOTAL INVESTMENTS IN SECURITIES – 103.76%
(Cost: $16,018,535,427)		16,974,453,755

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.76)%		(614,812,918)

TOTAL NET ASSETS – 100.00%		$16,359,640,837

Percentages	are stated as a percent of net assets.

(1)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2020.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2020.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,167,596,432, which represents 19.36% of total net assets.

(4)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(5)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2020.
(6)	Security in default as of December 31, 2020. The value of these securities totals $385,297, which represents 0.00% of total net assets.
(7)	Assigned as collateral for certain future contracts. The value of these pledged issues totals $37,138,761, which represents 0.23% of total net assets.
(8)	Inflation protected security. The value of these securities totals $6,481,994, which represents 0.04% of total net assets.
(9)	Delayed delivery purchase commitment security. The value of these securities totals $639,984,274, which represents 3.91% of total net assets.
(10)	Amount calculated is less than $0.5.
(11)	Represents annualized seven-day yield as of the close of the reporting period.
(12)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $119,866,927 or 0.73% of the Fund’s net assets.
(13)	Security that is restricted at December 31, 2020. The value of the restricted securities totals $14,165,459, which represents 0.09% of total net assets.

The	accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
1,639	U.S. 2 Year Note Future	J.P. Morgan	Mar. 2021	$361,841,127	$362,180,585	$339,458
1,419	U.S. 5 Year Note Future	J.P. Morgan	Mar. 2021	178,655,657	179,026,805	371,148
263	U.S. 10 Year Note Future	J.P. Morgan	Mar. 2021	36,250,953	36,314,547	63,594
1,013	U.S. Long Bond Future	J.P. Morgan	Mar. 2021	176,193,034	175,438,938	(754,096)
1,436	U.S. Ultra Bond Future	J.P. Morgan	Mar. 2021	307,402,259	306,675,750	(726,509)

						(706,405)

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(65)	U.S. Ultra 10 Year Note Future	J.P. Morgan	Mar. 2021	$(10,195,492)	$(10,163,359)	$32,133

						$(674,272)

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount		Value
BONDS & NOTES – 94.83%
Asset-Backed Obligations – 9.91%
ABFC 2005-WMC1 Trust
0.88% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 06/25/2035, Series 2005-WMC1, Class M3(1)		$7,005,762	$6,866,450
ABFC 2007-NC1 Trust
0.45% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 05/25/2037, Series 2007-NC1, Class A2(1)(2)		6,146,776	5,884,020
Accredited Mortgage Loan Trust 2003-2
0.85% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 13.00% Cap), 10/25/2033, Series 2003-2, Class A2(1)		1,284,732	1,275,648
Accredited Mortgage Loan Trust 2006-2
0.41% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 09/25/2036, Series 2006-2, Class A4(1)		459,853	449,098
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
1.08% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 11/25/2034, Series 2004-HE3, Class M1(1)		2,660,498	2,644,455
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
0.85% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 05/25/2035, Series 2005-HE3, Class M3(1)		6,991,033	6,953,929
Adams Outdoor Advertising LP
5.65%, 11/15/2048, Series 2018-1, Class B(2)		1,475,000	1,560,114
Aegis Asset Backed Securities Trust 2005-5
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 12/25/2035, Series 2005-5, Class 2A(1)		1,328,160	1,325,555
Aimco CLO 11 Ltd.
1.60% (3 Month LIBOR USD + 1.38%, 1.38% Floor), 10/15/2031, Series 2020-11A, Class A1(1)(2)		2,900,000	2,899,725
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059, Series 2019-F, Class A1(2)(3)		23,101,261	23,734,355
Ally Auto Receivables Trust 2018-2
2.92%, 11/15/2022, Series 2018-2, Class A3		1,848,382	1,862,419
Ally Auto Receivables Trust 2019-2
2.23%, 01/16/2024, Series 2019-2, Class A3		12,460,000	12,649,814
ALME Loan Funding II DAC
0.75% (3 Month EURIBOR + 0.75%, 0.75% Floor), 01/15/2031(1)(2)	EUR	23,900,000	29,153,638
Ambac LSNI LLC
6.00% (3 Month LIBOR USD + 5.00%), 02/12/2023(1)(2)		$4,218,184	4,197,093
American Credit Acceptance Receivables Trust 2019-3
2.89%, 09/12/2025, Series 2019-3, Class D(2)		3,810,000	3,930,746
American Credit Acceptance Receivables Trust 2020-4
1.77%, 12/14/2026, Series 2020-4, Class D(2)		2,785,000	2,805,581
American Express Credit Account Master Trust
2.87%, 10/15/2024, Series 2019-1, Class A		805,000	830,580
3.18%, 04/15/2024, Series 2018-8, Class A		2,420,000	2,469,903
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036, Series 2014-SFR2, Class E(2)		515,000	571,450
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052, Series 2015-SFR1, Class E(2)		6,400,000	7,121,126
5.89%, 04/17/2052, Series 2015-SFR1, Class F(2)		2,378,000	2,643,124
AmeriCredit Automobile Receivables Trust 2016-3
2.24%, 04/08/2022, Series 2016-3, Class C		100,692	100,726
Americredit Automobile Receivables Trust 2016-4
2.74%, 12/08/2022, Series 2016-4, Class D		1,795,000	1,812,176
Americredit Automobile Receivables Trust 2018-2
3.59%, 06/18/2024, Series 2018-2, Class C		5,970,000	6,249,355
4.01%, 07/18/2024, Series 2018-2, Class D		2,940,000	3,114,678
Americredit Automobile Receivables Trust 2018-3
4.04%, 11/18/2024, Series 2018-3, Class D		4,310,000	4,586,874
AmeriCredit Automobile Receivables Trust 2019-3
2.58%, 09/18/2025, Series 2019-3, Class D		1,330,000	1,380,354
AmeriCredit Automobile Receivables Trust 2020-1
1.59%, 10/20/2025, Series 2020-1, Class C		5,410,000	5,509,703
1.80%, 12/18/2025, Series 2020-1, Class D		8,440,000	8,594,950
AmeriCredit Automobile Receivables Trust 2020-2
2.13%, 03/18/2026, Series 2020-2, Class D		1,340,000	1,381,010
AmeriCredit Automobile Receivables Trust 2020-3
1.49%, 09/18/2026, Series 2020-3, Class D		3,825,000	3,838,181
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Series 2005-R5
0.88% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 07/25/2035, Series 2005-R5, Class M3(1)		2,745,008	2,738,556
Ammc Clo 19 Ltd.
1.38% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 10/16/2028, Series 2016-19A, Class AR(1)(2)		7,275,000	7,252,040
Applebee’s Funding LLC / IHOP Funding LLC
4.19%, 06/07/2049, Series 2019-1A, Class A2I(2)		6,723,150	6,631,177
Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd.
1.31% (1 Month LIBOR USD + 1.15%), 05/15/2037, Series 2019-FL1, Class A(1)(2)		5,000,000	4,981,360
Arbour CLO IV DAC
0.87% (3 Month EURIBOR + 0.87%, 0.87% Floor), 01/15/2030(1)(2)	EUR	2,400,000	2,925,325
Ares LVII CLO Ltd.
1.56% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/25/2031, Series 2020-57A, Class A(1)(2)		$7,630,000	7,611,152
Ares LVIII CLO Ltd.
0.00% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 01/15/2033, Series 2020-58A, Class A(1)(2)(4)		3,170,000	3,170,000
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE3
0.32% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 03/25/2036, Series 2006-HE3, Class A4(1)		575,556	574,276
Aurium CLO III DAC
0.67% (3 Month EURIBOR + 0.67%, 0.67% Floor), 04/16/2030(1)(2)	EUR	900,000	1,091,286
Avis Budget Rental Car Funding AESOP LLC
2.33%, 08/20/2026, Series 2020-1A, Class A(2)		$2,585,000	2,667,727
2.72%, 11/20/2022, Series 2016-2A, Class A(2)		1,545,000	1,564,626
2.97%, 03/20/2024, Series 2017-2A, Class A(2)		19,773,000	20,546,085
Ayresome CDO I Ltd.
0.50% (3 Month LIBOR USD + 0.27%), 12/08/2045, Series 2005-1A, Class A1A(1)(2)		296,478	292,772
Bain Capital Credit CLO 2017-2 Ltd.
1.46% (3 Month LIBOR USD + 1.25%), 07/25/2030, Series 2017-2A, Class AR(1)(2)		2,498,890	2,496,151
Barings CLO Ltd. 2013-I
1.02% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/20/2028, Series 2013-IA, Class AR(1)(2)		4,744,451	4,716,943
Barings CLO Ltd. 2016-II
1.30% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 07/20/2028, Series 2016-2A, Class AR(1)(2)		3,710,000	3,704,120
Bayview Opportunity Master Fund IVa Trust 2017-RT1
3.00%, 03/28/2057, Series 2017-RT1, Class A1(2)(5)		106,310	108,190
Bayview Opportunity Master Fund IVb Trust 2017-RT2
3.50%, 08/28/2057, Series 2017-RT2, Class A(2)(5)		748,764	763,808
Bayview Opportunity Master Fund IVb Trust 2017-SPL4
4.75%, 01/28/2055, Series 2017-SPL4, Class B2(2)(5)		655,000	707,224
Bayview Opportunity Master Fund IVb Trust 2019-RN4
3.28%, 10/28/2034, Series 2019-RN4, Class A1(2)(3)		1,335,090	1,337,018
Bayview Opportunity Master Fund V Trust 2020-RN3
3.23%, 09/25/2035, Series 2020-RN3, Class A1(2)(3)		1,981,815	2,000,399
BCMSC Trust 1999-B
6.61%, 12/15/2029, Series 1999-B, Class A1B(5)		3,594,315	784,108

Bear Stearns Asset Backed Securities I Trust 2005-EC1
0.93% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 11/25/2035, Series 2005-EC1, Class M3(1)		12,157,000	12,092,342
Bear Stearns Asset Backed Securities I Trust 2007-HE2
0.31% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 02/25/2037, Series 2007-HE2, Class 2A3(1)		15,603,649	16,116,123
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041, Series 2016-1A, Class A(2)(3)		1,126,389	1,073,488
BlueMountain CLO 2012-2 Ltd.
1.27% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 11/20/2028, Series 2012-2A, Class AR2(1)(2)		6,900,000	6,894,114
BlueMountain CLO 2013-1 Ltd.
1.45% (3 Month LIBOR USD + 1.23%, 1.23% Floor), 01/20/2029, Series 2013-1A, Class A1R2(1)(2)		3,445,261	3,440,920
BlueMountain CLO 2015-2 Ltd.
1.15% (3 Month LIBOR USD + 0.93%, 0.93% Floor), 07/18/2027, Series 2015-2A, Class A1R(1)(2)		2,302,699	2,290,546
1.72% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 07/18/2027, Series 2015-2A, Class BR(1)(2)		490,397	490,952
BMW Canada Auto Trust
2.15%, 10/20/2021, Series 2019-1A, Class A1(2)	CAD	180,638	142,045
BMW Vehicle Owner Trust 2018-A
2.51%, 06/25/2024, Series 2018-A, Class A4		$4,020,000	4,075,667
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033, Series 2019-A, Class A(2)		2,236,836	2,319,954
California Republic Auto Receivables Trust 2017-1
3.76%, 12/15/2023, Series 2017-1, Class C		1,300,000	1,316,195
California Republic Auto Receivables Trust 2018-1
4.33%, 04/15/2025, Series 2018-1, Class D		2,050,000	2,132,323
Capital One Multi-Asset Execution Trust
2.43%, 01/15/2025, Series 2017-A3, Class A3		8,440,000	8,666,422
2.84%, 12/15/2024, Series 2019-A1, Class A1		1,290,000	1,327,710
Capitalsource Real Estate Loan Trust
0.66% (3 Month LIBOR USD + 0.39%), 01/20/2037, Series 2006-1A, Class B(1)(2)		208,898	207,450
0.92% (3 Month LIBOR USD + 0.65%), 01/20/2037, Series 2006-1A, Class C(1)(2)		3,400,000	3,286,746
1.02% (3 Month LIBOR USD + 0.75%), 01/20/2037, Series 2006-1A, Class D(1)(2)		1,200,000	1,144,883
1.12% (3 Month LIBOR USD + 0.85%), 01/20/2037, Series 2006-1A, Class E(1)(2)		700,000	668,382
Carlyle Euro CLO 2019-2 DAC
1.11% (3 Month EURIBOR + 1.11%, 1.11% Floor), 08/15/2032, Series 2019-2A, Class A1A(1)(2)	EUR	2,000,000	2,447,305
Carlyle Global Market Strategies CLO 2015-3 Ltd.
1.22% (3 Month LIBOR USD + 1.00%), 07/28/2028, Series 2015-3A, Class A1R(1)(2)		$5,962,816	5,949,072
Carlyle Global Market Strategies Euro CLO 2016-2 DAC
0.87% (3 Month EURIBOR + 0.87%, 0.87% Floor), 01/18/2030, Series 2016-2A(1)(2)	EUR	3,900,000	4,736,382
Carmax Auto Owner Trust 2019-2
3.41%, 10/15/2025, Series 2019-2, Class D		$2,055,000	2,138,291
Carmax Auto Owner Trust 2019-3
2.85%, 01/15/2026, Series 2019-3, Class D		1,120,000	1,158,177
Carmax Auto Owner Trust 2020-1
2.64%, 07/15/2026, Series 2020-1, Class D		2,622,000	2,703,571
CarMax Auto Owner Trust 2020-3
2.53%, 01/15/2027, Series 2020-3, Class D		1,510,000	1,562,412
CarMax Auto Owner Trust 2020-4
1.75%, 04/15/2027, Series 2020-4, Class D		1,875,000	1,889,092
Castlelake Aircraft Securitization Trust
3.97%, 07/15/2042, Series 2017-1, Class A		774,513	725,300
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043, Series 2018-1, Class A(2)		5,298,691	5,036,405
CBAM 2017-3 Ltd.
1.45% (3 Month LIBOR USD + 1.23%), 10/17/2029, Series 2017-3A, Class A(1)(2)		8,900,000	8,889,658
CBAM 2019-9 Ltd.
1.52% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 02/12/2030, Series 2019-9A, Class A(1)(2)		12,395,000	12,379,767
Cent CLO 24 Ltd.
1.31% (3 Month LIBOR USD + 1.07%), 10/15/2026, Series 2015-24A, Class A1R(1)(2)		17,752,521	17,729,815
Centex Home Equity Loan Trust 2005-B
0.79% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 03/25/2035, Series 2005-B, Class M2(1)		5,182,714	5,106,674
CHEC Loan Trust 2004-2
1.11% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 06/25/2034, Series 2004-2, Class M1(1)		1,094,779	1,067,115
CIFC Funding 2015-IV Ltd.
1.37% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2027, Series 2015-4A, Class A1R(1)(2)		3,920,000	3,908,503
CIFC Funding 2015-V Ltd.
1.07% (3 Month LIBOR USD + 0.86%), 10/25/2027, Series 2015-5A, Class A1R(1)(2)		2,921,575	2,899,896
CIFC Funding 2020-III Ltd.
1.56% (3 Month LIBOR USD + 1.35%, 1.35% Floor), 10/20/2031, Series 2020-3A, Class A1(1)(2)		5,945,000	5,944,572
Citibank Credit Card Issuance Trust
2.19%, 11/20/2023, Series 2016-A2, Class A2		3,010,000	3,062,251
Citigroup Mortgage Loan Trust 2007-AHL1
0.29% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 12/25/2036, Series 2007-AHL1, Class A2B(1)		1,957,140	1,940,606
Citigroup Mortgage Loan Trust, Inc.
0.78% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 02/25/2035, Series 2005-OPT1, Class M1(1)		2,327,443	2,272,189
1.05% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2035, Series 2005-HE3, Class M4(1)		7,900,000	7,622,102
1.05% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2035, Series 2005-HE4, Class M4(1)		14,327,000	13,261,288
CLI Funding VI LLC
2.07%, 10/18/2045, Series 2020-3A, Class A(2)		4,497,813	4,536,357
CNH Equipment Trust 2017-C
2.54%, 05/15/2025, Series 2017-C, Class B		60,000	60,857
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047, Series 2017-1A, Class A2(2)		5,746,575	5,604,495
Cole Park CLO Ltd. 2015-1
1.27% (3 Month LIBOR USD + 1.05%), 10/20/2028, Series 2015-1A, Class AR(1)(2)		6,820,000	6,811,605
College Avenue Student Loans 2018-A LLC
1.35% (1 Month LIBOR USD + 1.20%), 12/26/2047, Series 2018-A, Class A1(1)(2)		1,882,564	1,886,069
4.13%, 12/26/2047, Series 2018-A, Class A2(2)		2,567,133	2,723,100
College Avenue Student Loans LLC
1.80% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/26/2046, Series 2017-A, Class A1(1)(2)		3,820,645	3,877,037
Commonbond Student Loan Trust 2020-1
1.69%, 10/25/2051, Series 2020-1, Class A(2)		3,965,386	3,993,843
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032, Series 2000-4, Class A5		733,953	226,643
8.06%, 09/01/2029, Series 2000-1, Class A5(5)		13,034,752	4,470,537
8.31%, 05/01/2032, Series 2000-4, Class A6(5)		8,504,715	2,738,275
Conseco Financial Corp.
7.70%, 05/15/2027		5,441,651	5,311,909
CoreVest American Finance 2018-1 Trust
3.80%, 06/15/2051, Series 2018-1, Class A(2)		1,339,508	1,399,954
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(2)		2,696,258	2,841,605
3.16%, 10/15/2052, Series 2019-3, Class B(2)		1,470,000	1,523,394
Countrywide Asset-Backed Certificates
0.33% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 06/25/2047, Series 2007-10, Class 1A1(1)		36,816,068	34,915,015
0.37% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 05/25/2047, Series 2006-22, Class 2A4(1)		10,884,730	10,171,484
0.40% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/25/2036, Series 2007-9, Class 2A4(1)		990,000	923,177
0.44% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 06/25/2037, Series 2007-BC2, Class 2A4(1)		8,448,500	8,108,973
0.49% (1 Month LIBOR USD + 0.34%, 0.34% Floor), 03/25/2037, Series 2006-BC5, Class 2A3(1)		2,124,751	2,047,822
0.63% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 03/25/2036, Series 2005-AB4, Class 1A(1)		2,522,087	2,360,373
0.73% (1 Month LIBOR USD + 0.59%, 0.59% Floor), 04/25/2036, Series 2006-BC1, Class M3(1)		1,000,000	840,297
0.78% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 06/25/2036, Series 2006-2, Class M2(1)		2,000,000	1,905,281

0.88% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 02/25/2036, Series 2005-12, Class M2(1)		3,849,437	3,839,604
1.57% (1 Month LIBOR USD + 1.43%, 1.43% Floor), 06/25/2035, Series 2004-14, Class M4(1)		6,145,099	6,169,022
CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023, Series 2017-C, Class D(2)		1,233,593	1,250,847
CPS Auto Receivables Trust 2017-D
3.73%, 09/15/2023, Series 2017-D, Class D(2)		645,000	656,996
CPS Auto Receivables Trust 2018-B
4.26%, 03/15/2024, Series 2018-B, Class D(2)		1,715,000	1,769,155
CPS Auto Receivables Trust 2020-C
1.71%, 08/17/2026, Series 2020-C, Class C(2)		1,070,000	1,084,919
Credit Acceptance Auto Loan Trust 2017-3
3.48%, 10/15/2026, Series 2017-3A, Class C(2)		1,980,000	1,997,038
Credit Acceptance Auto Loan Trust 2018-1
3.77%, 06/15/2027, Series 2018-1A, Class C(2)		2,255,000	2,290,952
Credit Acceptance Auto Loan Trust 2018-2
4.16%, 09/15/2027, Series 2018-2A, Class C(2)		3,045,000	3,124,148
Credit Acceptance Auto Loan Trust 2018-3
4.04%, 12/15/2027, Series 2018-3A, Class C(2)		3,110,000	3,199,848
Credit Acceptance Auto Loan Trust 2019-1
3.94%, 06/15/2028, Series 2019-1A, Class C(2)		9,810,000	10,254,386
Crown City CLO II
0.00% (3 Month LIBOR USD + 1.38%, 1.38% Floor), 01/20/2032, Series 2020-2A, Class A1A(1)(2)(4)		1,000,000	1,000,000
CVS Pass-Through Trust
6.94%, 01/10/2030		948,919	1,134,371
CWABS Asset-Backed Certificates Trust 2005-7
1.20% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 11/25/2035, Series 2005-7, Class MV4(1)		519,260	518,813
CWABS Asset-Backed Certificates Trust 2007-12
0.89% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 08/25/2047, Series 2007-12, Class 1A1(1)		5,139,648	5,030,106
CWABS Revolving Home Equity Loan Trust Series 2004-T
0.40% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 16.00% Cap), 02/15/2030, Series 2004-T, Class 2A(1)		6,072,532	5,988,030
DB Master Finance LLC
4.03%, 11/20/2047, Series 2017-1A, Class A2II(2)		1,570,588	1,667,838
4.35%, 05/20/2049, Series 2019-1A, Class A23(2)		3,278,500	3,542,911
Dell Equipment Finance Trust 2020-2
1.37%, 01/22/2024, Series 2020-2, Class C(2)		500,000	502,175
1.92%, 03/23/2026, Series 2020-2, Class D(2)		500,000	504,490
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.72%, 01/02/2023		1,400,259	1,438,915
Denali Capital CLO X LLC
1.26% (3 Month LIBOR USD + 1.05%), 10/26/2027, Series 2013-1A, Class A1LR(1)(2)		5,516,878	5,501,392
Domino’s Pizza Master Issuer LLC
3.67%, 10/25/2049, Series 2019-1A, Class A2(2)		2,072,070	2,200,974
4.12%, 07/25/2047, Series 2017-1A, Class A23(2)		4,219,500	4,520,350
4.33%, 07/25/2048, Series 2018-1A, Class A2II(2)		2,433,975	2,645,536
Drive Auto Receivables Trust
4.30%, 09/16/2024, Series 2018-3, Class D		3,195,000	3,307,164
Drive Auto Receivables Trust 2018-5
4.30%, 04/15/2026, Series 2018-5, Class D		2,685,000	2,834,674
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026, Series 2019-1, Class D		3,590,000	3,760,275
Drive Auto Receivables Trust 2020-2
2.28%, 08/17/2026, Series 2020-2, Class C		4,295,000	4,434,078
Driven Brands Funding LLC
3.24%, 01/20/2051, Series 2020-2A, Class A2(2)		6,395,000	6,539,591
4.64%, 04/20/2049, Series 2019-1A, Class A2(2)		2,269,575	2,412,717
Dryden 30 Senior Loan Fund
1.04% (3 Month LIBOR USD + 0.82%), 11/15/2028, Series 2013-30A, Class AR(1)(2)		1,200,000	1,192,682
Dryden 36 Senior Loan Fund
1.17% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/15/2029, Series 2014-36A, Class AR3(1)(2)		10,100,000	10,051,389
Dryden 46 Euro CLO 2016 BV
0.88% (3 Month EURIBOR + 0.88%, 0.88% Floor), 01/15/2030, Series 2016-46A(1)(2)	EUR	3,700,000	4,496,646
Dryden 86 CLO Ltd.
1.88% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 07/17/2030, Series 2020-86A, Class A(1)(2)		$12,585,000	12,603,135
Dryden XXVI Senior Loan Fund
1.14% (3 Month LIBOR USD + 0.90%), 04/15/2029, Series 2013-26A, Class AR(1)(2)		4,500,000	4,475,795
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024, Series 2018-2A, Class D(2)		1,435,000	1,472,272
DT Auto Owner Trust 2019-3
2.96%, 04/15/2025, Series 2019-3A, Class D(2)		1,635,000	1,690,254
DT Auto Owner Trust 2020-3
1.47%, 06/15/2026, Series 2020-3A, Class C(2)		1,650,000	1,665,146
Earnest Student Loan Program 2017-A LLC
2.65%, 01/25/2041, Series 2017-A, Class A2(2)		1,884,269	1,910,459
Eaton Vance CLO 2013-1 Ltd.
2.09% (3 Month LIBOR USD + 1.85%), 01/15/2028, Series 2013-1A, Class A2RR(1)(2)		6,855,000	6,860,415
ECAF I Ltd.
3.47%, 06/15/2040, Series 2015-1A, Class A1(2)		380,805	354,700
ECMC Group Student Loan Trust
1.15% (1 Month LIBOR USD + 1.00%), 07/25/2069, Series 2019-1A, Class A1B(1)(2)		980,186	982,022
ECMC Group Student Loan Trust 2017-2
1.20% (1 Month LIBOR USD + 1.05%), 05/25/2067, Series 2017-2A, Class A(1)(2)		7,765,077	7,792,312
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044, Series 2019-A, Class A(2)		3,520,707	3,619,743
Ellington Loan Acquisition Trust 2007-1
1.25% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 05/25/2037, Series 2007-1, Class A1(1)(2)		905,313	904,842
Euro Galaxy III CLO BV
0.75% (3 Month EURIBOR + 0.75%, 0.75% Floor), 01/17/2031(1)(2)	EUR	600,000	732,118
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026, Series 2020-2A, Class D(2)		$3,090,000	3,356,822
Exeter Automobile Receivables Trust 2020-3
1.73%, 07/15/2026, Series 2020-3A, Class D		1,175,000	1,190,984
Fairstone Financial Issuance Trust I
3.95%, 03/21/2033, Series 2019-1A, Class A(2)	CAD	9,840,000	7,799,257
Fieldstone Mortgage Investment Trust Series 2005-1
1.27% (1 Month LIBOR USD + 1.13%, 1.13% Floor, 12.25% Cap), 03/25/2035, Series 2005-1, Class M5(1)		$2,435,876	2,421,752
Fieldstone Mortgage Investment Trust Series 2006-3
0.43% (1 Month LIBOR USD + 0.14%, 0.14% Floor, 12.25% Cap), 11/25/2036, Series 2006-3, Class 1A(1)		6,806,243	6,292,027
First Franklin Mortgage Loan Trust 2002-FF4
1.28% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 02/25/2033, Series 2002-FF4, Class 1A2(1)		5,172,804	5,148,832
First Franklin Mortgage Loan Trust 2003-FFH2
1.80% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 02/25/2034, Series 2003-FFH2, Class M1A(1)		6,962,296	6,944,600
First Franklin Mortgage Loan Trust 2004-FF7
2.32% (1 Month LIBOR USD + 2.18%, 2.18% Floor), 09/25/2034, Series 2004-FF7, Class M5(1)		854,074	879,870
First Franklin Mortgage Loan Trust 2006-FF16
0.36% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/25/2036, Series 2006-FF16, Class 2A4(1)		6,214,078	3,729,109
First Franklin Mortgage Loan Trust 2006-FF17
0.30% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-FF17, Class A5(1)		4,526,882	4,167,383
First Franklin Mortgage Loan Trust 2006-FF2
0.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 02/25/2036, Series 2006-FF2, Class A5(1)		12,873,337	12,159,596

First Investors Auto Owner Trust 2018-1
4.11%, 06/17/2024, Series 2018-1A, Class D(2)		605,000	625,241
First Investors Auto Owner Trust 2019-2
2.71%, 12/15/2025, Series 2019-2A, Class C(2)		1,254,000	1,290,113
FirstKey Homes 2020-SFR1 Trust
2.24%, 09/17/2025, Series 2020-SFR1, Class D(2)		1,590,000	1,588,527
2.79%, 08/17/2037, Series 2020-SFR1, Class E(2)		805,000	820,952
Flagship Credit Auto Trust 2017-1
4.23%, 05/15/2023, Series 2017-1, Class D(2)		260,000	264,707
Flagship Credit Auto Trust 2018-1
3.86%, 04/15/2024, Series 2018-1, Class D(2)		1,285,000	1,342,698
Flagship Credit Auto Trust 2018-2
4.23%, 09/16/2024, Series 2018-2, Class D(2)		1,580,000	1,663,086
Flagship Credit Auto Trust 2019-3
2.86%, 12/15/2025, Series 2019-3, Class D(2)		2,235,000	2,328,876
Flagship Credit Auto Trust 2020-4
2.18%, 02/16/2027, Series 2020-4, Class D(2)		8,135,000	8,284,548
Flatiron CLO 2015-1 Ltd.
1.13% (3 Month LIBOR USD + 0.89%), 04/15/2027, Series 2015-1A, Class AR(1)(2)		2,785,354	2,776,344
Ford Auto Securitization Trust
2.47%, 02/15/2025, Series 2019-BA, Class A3(2)	CAD	4,925,000	4,001,480
2.55%, 09/15/2024, Series 2019-AA, Class A3(2)		5,725,000	4,641,482
2.76%, 04/15/2028, Series 2020-AA, Class C(2)		290,000	230,822
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022, Series 2017-C, Class A3		$91,284	91,388
Ford Credit Auto Owner Trust 2018-A
3.16%, 10/15/2023, Series 2018-A, Class A4		8,225,000	8,452,168
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030, Series 2019-1, Class A(2)		9,385,000	10,235,368
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/2024, Series 2020-B, Class A3		10,520,000	10,566,350
Ford Credit Auto Owner Trust 2020-C
0.41%, 07/15/2025, Series 2020-C, Class A3		9,560,000	9,595,845
Ford Credit Floorplan Master Owner Trust A
1.32%, 09/15/2027, Series 2020-2, Class B		4,235,000	4,278,473
Fremont Home Loan Trust 2004-C
1.12% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 08/25/2034, Series 2004-C, Class M1(1)		9,397,933	9,049,064
Fremont Home Loan Trust 2005-1
1.30% (1 Month LIBOR USD + 1.16%, 1.16% Floor), 06/25/2035, Series 2005-1, Class M6(1)		3,072,000	3,017,127
Fremont Home Loan Trust 2005-2
0.90% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 06/25/2035, Series 2005-2, Class M3(1)		4,609,833	4,575,189
Fremont Home Loan Trust 2005-C
1.08% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 07/25/2035, Series 2005-C, Class M4(1)		6,220,773	5,558,964
Gallatin CLO IX 2018-1 Ltd.
1.26% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 01/21/2028, Series 2018-1A, Class A(1)(2)		11,263,403	11,225,806
GLS Auto Receivables Issuer Trust 2019-3
2.58%, 07/17/2023, Series 2019-3A, Class A(2)		5,732,423	5,781,429
GLS Auto Receivables Issuer Trust 2020-1
2.17%, 02/15/2024, Series 2020-1A, Class A(2)		7,033,012	7,108,727
GM Financial Automobile Leasing Trust 2020-3
1.11%, 10/21/2024, Series 2020-3, Class C		2,675,000	2,686,450
GM Financial Consumer Automobile Receivables Trust 2017-3
1.97%, 05/16/2022, Series 2017-3A, Class A3(2)		755,479	756,708
2.33%, 03/16/2023, Series 2017-3A, Class B(2)		155,000	156,607
GM Financial Consumer Automobile Receivables Trust 2018-2
3.31%, 12/18/2023, Series 2018-2, Class C		1,615,000	1,666,182
GM Financial Consumer Automobile Receivables Trust 2019-4
1.75%, 07/16/2024, Series 2019-4, Class A3		5,540,000	5,622,657
2.04%, 02/18/2025, Series 2019-4, Class B		2,645,000	2,729,122
GMF Floorplan Owner Revolving Trust
1.31%, 10/15/2025, Series 2020-2, Class C(2)		3,040,000	3,063,699
1.48%, 08/15/2025, Series 2020-1, Class C(2)		735,000	737,582
3.06%, 04/15/2024, Series 2019-1, Class C(2)		3,180,000	3,261,448
3.30%, 04/15/2026, Series 2019-2, Class C(2)		6,875,000	7,328,302
GoldenTree Loan Opportunities IX Ltd.
1.32% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/29/2029, Series 2014-9A, Class AR2(1)(2)		11,000,000	10,990,562
GoldentTree Loan Management US CLO 1 Ltd.
1.17% (3 Month LIBOR USD + 0.95%, 0.95% Floor), 04/20/2029, Series 2017-1A, Class AR(1)(2)		9,600,000	9,558,566
Golub Capital Partners CLO 39B Ltd.
1.37% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2028, Series 2018-39A, Class A1(1)(2)		5,295,000	5,284,331
GreatAmerica Leasing Receivables Funding LLC Series 2018-1
2.99%, 06/17/2024, Series 2018-1, Class B(2)		1,685,000	1,719,731
Greystone Commercial Real Estate Notes 2019-FL2 Ltd.
1.34% (1 Month LIBOR USD + 1.18%, 1.18% Floor), 09/15/2037, Series 2019-FL2, Class A(1)(2)		1,900,000	1,881,091
GSAMP Trust 2005-AHL
1.12% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 04/25/2035, Series 2005-AHL, Class M2(1)		5,639,621	5,548,889
GSAMP Trust 2007-FM2
0.21% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2037, Series 2007-FM2, Class A2A(1)		1,911,053	1,379,263
Hardee’s Funding LLC
4.96%, 06/20/2048, Series 2018-1A, Class A2II(2)		4,213,025	4,492,644
Harley Marine Financing LLC
5.68%, 05/15/2043, Series 2018-1A, Class A2(2)		916,973	818,981
Harvest SBA Loan Trust 2018-1
2.40% (1 Month LIBOR USD + 2.25%), 08/25/2044, Series 2018-1, Class A(1)(2)		7,125,548	6,868,094
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(2)		133,033	136,043
2.96%, 12/26/2028, Series 2017-AA, Class B(2)		60,470	61,168
Home Equity Asset Trust 2007-1
0.26% (1 Month LIBOR USD + 0.11%, 0.11% Floor), 05/25/2037, Series 2007-1, Class 2A2(1)		180,826	180,724
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039, Series 2019-1, Class D(2)		1,359,534	1,406,398
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039, Series 2019-2, Class D(2)		1,261,776	1,309,775
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021, Series 2017-4, Class A3		316,992	317,379
Honda Auto Receivables 2018-1 Owner Trust
2.64%, 02/15/2022, Series 2018-1, Class A3		1,016,356	1,021,833
Honda Auto Receivables 2020-1 Owner Trust
1.61%, 04/22/2024, Series 2020-1, Class A3		9,675,000	9,877,140
Honda Auto Receivables 2020-3 Owner Trust
0.37%, 10/18/2024, Series 2020-3, Class A3		7,490,000	7,502,627
Horizon Aircraft Finance I Ltd.
4.46%, 12/15/2038, Series 2018-1, Class A(2)		4,966,314	4,797,105
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039, Series 2019-1, Class A(2)		1,346,244	1,298,768
HPEFS Equipment Trust
2.00%, 07/22/2030, Series 2020-2A, Class C(2)		1,030,000	1,046,603
HPEFS Equipment Trust 2019-1
2.49%, 09/20/2029, Series 2019-1A, Class C(2)		970,000	989,031

HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030, Series 2020-1A, Class D(2)	1,900,000	1,918,403
Hyundai Auto Receivables Trust 2020-C
1.08%, 12/15/2027, Series 2020-C, Class C	4,960,000	4,978,961
Invitation Homes 2018-SFR3 Trust
2.15% (1 Month LIBOR USD + 2.00%, 2.00% Floor), 07/17/2037, Series 2018-SFR3, Class E(1)(2)	1,576,434	1,573,947
Invitation Homes 2018-SFR4 Trust
1.80% (1 Month LIBOR USD + 1.65%, 1.60% Floor), 01/17/2038, Series 2018-SFR4, Class D(1)(2)	615,000	613,506
IXIS Real Estate Capital Trust 2005-HE2
1.12% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 09/25/2035, Series 2005-HE2, Class M5(1)	7,500,000	7,264,940
Jack In The Box Funding LLC
3.98%, 08/25/2049, Series 2019-1A, Class A2I(2)	4,992,275	5,115,185
Jamestown CLO IV Ltd.
0.93% (3 Month LIBOR USD + 0.69%), 07/15/2026, Series 2014-4A, Class A1AR(1)(2)	836,292	835,139
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
0.79% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 10/25/2035, Series 2005-FRE1, Class M2(1)	7,044,106	6,214,501
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
0.69% (1 Month LIBOR USD + 0.54%, 0.54% Floor), 02/25/2036, Series 2006-FRE2, Class M2(1)	8,467,499	7,522,480
JP Morgan Mortgage Acquisition Trust 2006-CW1
0.58% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 05/25/2036, Series 2006-CW1, Class M2(1)	11,322,000	9,343,999
JP Morgan Mortgage Acquisition Trust 2006-WMC4
0.27% (1 Month LIBOR USD + 0.12%, 0.12% Floor), 12/25/2036, Series 2006-WMC4, Class A3(1)	22,880,537	14,660,596
0.30% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-WMC4, Class A4(1)	20,838,376	13,431,265
JP Morgan Mortgage Acquisition Trust 2007-CH3
0.41% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2037, Series 2007-CH3, Class A5(1)	27,588,931	27,195,734
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038, Series 2018-1A, Class A(2)	3,081,901	2,854,308
KKR CLO 13 Ltd.
1.03% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/16/2028, Series 13, Class A1R(1)(2)	2,467,498	2,450,065
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050, Series 2020-A, Class A2FX(2)	4,680,000	4,701,829
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059, Series 2019-GS3, Class A1(2)(3)	2,473,573	2,496,796
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059, Series 2019-GS4, Class A1(2)(3)	207,948	208,924
Lehman XS Trust 2007-6
0.57% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 05/25/2037, Series 2007-6, Class 2A1(1)	10,481,723	9,083,824
Lendmark Funding Trust 2018-1
3.81%, 12/21/2026, Series 2018-1A, Class A(2)	1,655,000	1,677,675
LoanCore 2019-CRE2 Issuer Ltd.
1.29% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 05/15/2036, Series 2019-CRE2, Class A(1)(2)	3,600,000	3,573,482
Long Beach Mortgage Loan Trust 2004-6
1.35% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 11/25/2034, Series 2004-6, Class M1(1)	23,095,399	21,526,930
Long Beach Mortgage Loan Trust 2005-WL2
0.93% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 08/25/2035, Series 2005-WL2, Class M3(1)	10,000,000	9,611,565
Long Beach Mortgage Loan Trust 2006-WL1
0.78% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 01/25/2046, Series 2006-WL1, Class M1(1)	15,000,000	14,337,491
LP Credit Card ABS Master Trust
1.74% (1 Month LIBOR USD + 1.55%), 08/20/2024, Series 2018-1, Class A(1)(2)	3,985,495	4,119,221
Madison Park Funding XI Ltd.
1.37% (3 Month LIBOR USD + 1.16%), 07/23/2029, Series 2013-11A, Class AR(1)(2)	300,000	299,558
Madison Park Funding XVIII Ltd.
1.40% (3 Month LIBOR USD + 1.19%), 10/21/2030, Series 2015-18A, Class A1R(1)(2)	4,815,000	4,807,455
Madison Park Funding XXXIII Ltd.
1.57% (3 Month LIBOR USD + 1.33%, 1.33% Floor), 10/15/2032, Series 2019-33A, Class A(1)(2)	4,180,000	4,184,782
Madison Park Funding XXXVII Ltd.
1.54% (3 Month LIBOR USD + 1.30%), 07/15/2032, Series 2019-37A, Class A1(1)(2)	1,185,000	1,184,142
Magnetite XXI Ltd.
1.50% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 04/20/2030, Series 2019-21A, Class A(1)(2)	6,500,000	6,492,298
Magnetite XXIII Ltd.
1.51% (3 Month LIBOR USD + 1.30%, 1.30% Floor), 10/25/2032, Series 2019-23A, Class A(1)(2)	1,255,000	1,255,763
Magnetite XXV Ltd.
1.45% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/25/2032, Series 2020-25A, Class A(1)(2)	18,000,000	18,009,630
1.80% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 01/25/2032, Series 2020-25A, Class B(1)(2)	3,170,000	3,170,000
MAPS 2018-1 Ltd.
4.21%, 05/15/2043, Series 2018-1A, Class A(2)	6,156,501	5,866,918
MAPS 2019-1 Ltd.
4.46%, 03/15/2044, Series 2019-1A, Class A(2)	1,598,883	1,519,969
Mariner Finance Issuance Trust 2018-A
4.20%, 11/20/2030, Series 2018-AA, Class A(2)	4,797,827	4,852,823
Marlette Funding Trust 2019-4
2.39%, 12/17/2029, Series 2019-4A, Class A(2)	1,518,955	1,530,817
MASTR Asset Backed Securities Trust 2004-WMC1
0.93% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 02/25/2034, Series 2004-WMC1, Class M1(1)	1,473,420	1,462,500
MASTR Specialized Loan Trust
0.41% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 02/25/2036, Series 2006-2, Class A(1)(2)	755,735	727,717
Merlin Aviation Holdings DAC
4.50%, 12/15/2032, Series 2016-1, Class A(2)(3)	236,227	217,029
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
0.39% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 05/25/2037, Series 2007-2, Class A2C(1)	2,631,421	1,973,363
METAL 2017-1 LLC
4.58%, 10/15/2042, Series 2017-1, Class A(2)	3,212,691	2,511,774
MF1 2020-FL4 Ltd.
1.86% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/15/2035, Series 2020-FL4, Class A(1)(2)	29,500,000	29,518,290
Mill City Mortgage Loan Trust 2016-1
2.50%, 04/25/2057, Series 2016-1, Class A1(2)(5)	119,413	120,631
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059, Series 2017-2, Class A1(2)(5)	314,162	319,879
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062, Series 2018-1, Class A1(2)(5)	3,926,739	4,063,066
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058, Series 2018-2, Class M1(2)(5)	494,254	540,289
Mill City Mortgage Loan Trust 2018-3
3.48%, 08/25/2058, Series 2018-3, Class A1(2)(5)	2,138,220	2,255,572
MMAF Equipment Finance LLC 2018-A
3.39%, 01/10/2025, Series 2018-A, Class A4(2)	1,180,000	1,223,754
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
1.08% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 02/25/2035, Series 2005-WMC2, Class M4(1)	1,568,504	1,490,733
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
0.28% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 10/25/2036, Series 2006-HE8, Class A1(1)	626,606	583,577
Morgan Stanley Capital I, Inc. Trust 2006-HE1
0.73% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 01/25/2036, Series 2006-HE1, Class A4(1)	9,532,154	9,326,765
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.20%, 11/25/2036, Series 2006-15XS, Class A4A(3)	13,570,165	4,884,167
Morgan Stanley Mortgage Loan Trust 2007-8XS
0.68% (1 Month LIBOR USD + 0.53%, 0.53% Floor, 6.25% Cap), 04/25/2037, Series 2007-8XS, Class A5(1)	22,563,478	9,923,587
0.69% (1 Month LIBOR USD + 0.54%, 0.54% Floor, 6.26% Cap), 04/25/2037, Series 2007-8XS, Class A9(1)	2,178,825	959,059
Mountain View CLO 2014-1 Ltd.
1.04% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 10/15/2026, Series 2014-1A, Class ARR(1)(2)	3,505,713	3,490,897

Mountain View CLO 2017-1 LLC
1.32% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 10/16/2029, Series 2017-1A, Class AR(1)(2)		13,900,000	13,882,597
Mountain View CLO X Ltd.
1.04% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 10/13/2027, Series 2015-10A, Class AR(1)(2)		1,032,465	1,024,156
MVW 2020-1 LLC
4.21%, 10/20/2037, Series 2020-1A, Class C(2)		644,687	681,044
MVW Owner Trust 2015-1
2.52%, 12/20/2032, Series 2015-1A, Class A(2)		271,847	273,309
MVW Owner Trust 2017-1
2.75%, 12/20/2034, Series 2017-1A, Class B(2)		72,255	73,647
MVW Owner Trust 2019-1
3.33%, 11/20/2036, Series 2019-1A, Class C(2)		412,539	419,870
Nassau 2017-I Ltd.
1.39% (3 Month LIBOR USD + 1.15%), 10/15/2029, Series 2017-IA, Class A1AS(1)(2)		15,200,000	15,165,086
National Collegiate Student Loan Trust 2004-2
0.63% (1 Month LIBOR USD + 0.48%), 12/26/2033, Series 2004-2, Class A51(1)		4,759,991	4,727,390
National Collegiate Student Loan Trust 2005-3
0.44% (1 Month LIBOR USD + 0.29%), 10/25/2033, Series 2005-3W, Class A51(1)(2)		9,566,367	9,333,850
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058, Series 2017-A, Class A2A(2)		450,277	457,650
3.91%, 12/16/2058, Series 2017-A, Class B(2)		440,000	450,690
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059, Series 2018-BA, Class A2A(2)		1,764,628	1,839,742
Navient Private Education Loan Trust 2020-I
0.00% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 04/15/2069, Series 2020-IA, Class A1B(1)(2)(4)		23,300,000	23,301,496
1.33%, 04/15/2069, Series 2020-IA, Class A1A(2)		13,515,000	13,532,461
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(2)		2,784,653	2,839,848
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(2)		1,003,816	1,023,493
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068, Series 2019-FA, Class A2(2)		6,965,000	7,193,685
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068, Series 2019-GA, Class A(2)		8,523,561	8,727,804
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(2)		5,635,000	5,786,613
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068, Series 2020-CA, Class A2A(2)		4,795,000	4,940,594
2.83%, 11/15/2068, Series 2020-CA, Class B(2)		4,665,000	4,580,285
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069, Series 2020-DA, Class A(2)		12,975,467	13,221,230
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069, Series 2020-GA, Class A(2)		9,066,735	9,134,953
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069, Series 2020-HA, Class A(2)		4,740,000	4,788,216
Navient Student Loan Trust 2014-3
0.77% (1 Month LIBOR USD + 0.62%), 03/25/2083, Series 2014-3, Class A(1)		272,818	269,471
Navient Student Loan Trust 2016-2
1.65% (1 Month LIBOR USD + 1.50%), 06/25/2065, Series 2016-2A, Class A3(1)(2)		6,200,000	6,401,394
Navient Student Loan Trust 2018-2
0.90% (1 Month LIBOR USD + 0.75%), 03/25/2067, Series 2018-2A, Class A3(1)(2)		15,000,000	15,019,080
Nelnet Student Loan Trust 2014-2
1.00% (1 Month LIBOR USD + 0.85%), 07/27/2037, Series 2014-2A, Class A3(1)(2)		4,250,000	4,214,644
Nelnet Student Loan Trust 2020-1
0.89% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 03/26/2068, Series 2020-1A, Class A(1)(2)		2,405,516	2,388,964
Neuberger Berman Loan Advisers CLO 38 Ltd.
1.53% (3 Month LIBOR USD + 1.30%, 1.30% Floor), 10/20/2032, Series 2020-38A, Class A(1)(2)		6,440,000	6,431,937
New Century Home Equity Loan Trust 2005-1
0.82% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 12.50% Cap), 03/25/2035, Series 2005-1, Class M1(1)		10,766,720	10,677,865
New Century Home Equity Loan Trust 2005-3
0.91% (1 Month LIBOR USD + 0.77%, 0.77% Floor, 12.50% Cap), 07/25/2035, Series 2005-3, Class M3(1)		1,791,559	1,790,502
New Residential Mortgage Loan Trust 2020-NPL2
3.23%, 08/25/2060, Series 2020-NPL2, Class A1(2)(3)		812,843	818,755
Nissan Auto Receivables 2017-C Owner Trust
2.12%, 04/18/2022, Series 2017-C, Class A3		1,161,918	1,164,914
Nissan Auto Receivables 2018-A Owner Trust
2.65%, 05/16/2022, Series 2018-A, Class A3		738,312	741,195
Nissan Auto Receivables 2018-B Owner Trust
3.06%, 03/15/2023, Series 2018-B, Class A3		3,380,994	3,427,430
Nissan Auto Receivables 2019-C Owner Trust
1.93%, 07/15/2024, Series 2019-C, Class A3		5,940,000	6,060,995
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3		7,765,000	7,908,976
Nissan Auto Receivables 2020-B Owner Trust
0.55%, 07/15/2024, Series 2020-B, Class A3		5,470,000	5,492,443
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
0.76% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 02/25/2036, Series 2006-HE1, Class M1(1)		2,979,020	2,963,589
OAK Hill European Credit Partners V Designated Activity Co
0.72% (3 Month EURIBOR + 0.72%, 0.72% Floor), 02/21/2030(1)(2)	EUR	34,900,000	42,540,678
Ocean Trails CLO VI
1.39% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2028, Series 2016-6A, Class AR(1)(2)		$452,204	451,653
OCP CLO 2014-7 Ltd.
1.34% (3 Month LIBOR USD + 1.12%), 07/20/2029, Series 2014-7A, Class A1RR(1)(2)		14,635,000	14,620,292
OCP CLO 2020-19 Ltd.
2.07% (3 Month LIBOR USD + 1.75%, 1.75% Floor), 07/20/2031, Series 2020-19A, Class A1(1)(2)		3,735,000	3,745,940
Octagon Investment Partners 29 Ltd.
1.39% (3 Month LIBOR USD + 1.18%), 01/24/2033, Series 2016-1A, Class AR(1)(2)		7,880,000	7,912,269
Octagon Investment Partners XXIII Ltd.
1.09% (3 Month LIBOR USD + 0.85%), 07/15/2027, Series 2015-1A, Class A1R(1)(2)		2,774,311	2,761,804
1.44% (3 Month LIBOR USD + 1.20%), 07/15/2027, Series 2015-1A, Class BR(1)(2)		1,685,000	1,681,354
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028, Series 2015-3A, Class B(2)		710,000	711,127
OneMain Financial Issuance Trust 2017-1
3.35%, 09/14/2032, Series 2017-1A, Class C(2)		1,645,000	1,649,205
Onemain Financial Issuance Trust 2018-1
4.08%, 03/14/2029, Series 2018-1A, Class D(2)		1,220,000	1,258,674
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031, Series 2019-1A, Class D(2)		3,360,000	3,471,810
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(2)		3,465,000	3,527,110
OneMain Financial Issuance Trust 2020-A
4.83%, 05/14/2032, Series 2020-1A, Class B(2)		2,425,000	2,613,187
Option One Mortgage Loan Trust 2005-2
0.81% (1 Month LIBOR USD + 0.66%, 0.66% Floor), 05/25/2035, Series 2005-2, Class M1(1)		428,534	427,784
Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4
0.81% (1 Month LIBOR USD + 0.66%, 0.66% Floor), 11/25/2035, Series 2005-4, Class M1(1)		1,360,588	1,359,342
Option One Mortgage Loan Trust 2006-1
0.37% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 01/25/2036, Series 2006-1, Class 1A1(1)		4,384,914	4,358,767
0.45% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 01/25/2036, Series 2006-1, Class 2A4(1)		15,109,154	14,948,442

Option One Mortgage Loan Trust 2006-3
0.29% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 02/25/2037, Series 2006-3, Class 1A1(1)		20,230,846	15,284,677
Option One Mortgage Loan Trust 2007-4
0.33% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 04/25/2037, Series 2007-4, Class 2A2(1)		17,743,661	12,227,068
OSAT 2020-RPL1 Trust
3.07%, 12/26/2059, Series 2020-RPL1, Class A1(2)(3)		2,801,671	2,838,820
OSCAR US Funding Trust V
2.99%, 12/15/2023, Series 2016-2A, Class A4(2)		148,959	149,724
Oscar US Funding XI LLC
2.49%, 08/10/2022, Series 2019-2A, Class A2(2)		259,680	261,000
OZLM VII Ltd.
1.23% (3 Month LIBOR USD + 1.01%, 1.01% Floor), 07/17/2029, Series 2014-7RA, Class A1R(1)(2)		7,219,486	7,171,672
OZLM VIII Ltd.
1.39% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/17/2029, Series 2014-8A, Class A1RR(1)(2)		2,892,237	2,886,484
2.02% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 10/17/2029, Series 2014-8A, Class A2RR(1)(2)		2,955,000	2,960,712
OZLM XXIII Ltd.
1.71% (3 Month LIBOR USD + 1.47%, 1.47% Floor), 04/15/2032, Series 2019-23A, Class A(1)(2)		29,112,000	29,129,671
Ozlme BV
0.82% (3 Month EURIBOR + 0.82%, 0.82% Floor), 01/18/2030(1)(2)	EUR	1,200,000	1,465,924
Palmer Square CLO 2015-1 Ltd.
2.46% (3 Month LIBOR USD + 2.25%), 05/21/2029, Series 2015-1A, Class BR2(1)(2)		$4,975,000	4,863,849
Palmer Square CLO 2020-2 Ltd.
1.90% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/15/2031, Series 2020-2A, Class A1A(1)(2)		2,380,000	2,383,299
Palmer Square CLO 2020-3 Ltd.
1.60% (3 Month LIBOR USD + 1.37%, 1.37% Floor), 11/15/2031, Series 2020-3A, Class A1A(1)(2)		23,860,000	23,830,008
Palmer Square Loan Funding 2019-4 Ltd.
1.11% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 10/24/2027, Series 2019-4A, Class A1(1)(2)		1,393,971	1,385,319
Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Series 2005-WHQ4
0.93% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 09/25/2035, Series 2005-WHQ4, Class M3(1)		8,000,000	7,465,553
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049, Series 2019-1A, Class A2(2)		787,050	742,235
4.26%, 09/05/2048, Series 2018-1A, Class A2I(2)		5,566,863	5,552,110
Prestige Auto Receivables Trust 2018-1
3.75%, 10/15/2024, Series 2018-1A, Class C(2)		2,765,000	2,830,438
Progress Residential 2018-SFR3 Trust
4.43%, 10/17/2035, Series 2018-SFR3, Class D(2)		2,430,000	2,478,019
4.87%, 10/17/2035, Series 2018-SFR3, Class E(2)		1,340,000	1,371,416
Progress Residential 2019-SFR1 Trust
4.17%, 08/17/2035, Series 2019-SFR1, Class D(2)		1,190,000	1,223,266
Progress Residential 2019-SFR2 Trust
3.79%, 05/17/2036, Series 2019-SFR2, Class D(2)		2,165,000	2,234,274
Progress Residential 2019-SFR4 Trust
3.14%, 10/17/2036, Series 2019-SFR4, Class D(2)		1,915,000	1,975,591
Progress Residential 2020-SFR3 Trust
1.50%, 10/17/2027, Series 2020-SFR3, Class B(2)		345,000	343,842
2.30%, 10/17/2027, Series 2020-SFR3, Class E(2)		545,000	545,626
PRPM 2019-3 LLC
3.35%, 07/25/2024, Series 2019-3A, Class A1(2)(3)		1,326,388	1,329,168
PRPM 2019-4 LLC
3.35%, 11/25/2024, Series 2019-4A, Class A1(2)(3)		2,352,695	2,361,334
PRPM 2020-1 LLC
2.98%, 02/25/2025, Series 2020-1A, Class A1(2)(3)		4,662,594	4,673,017
PRPM 2020-4 LLC
2.95%, 10/25/2025, Series 2020-4, Class A1(2)(3)		3,333,050	3,345,792
RASC Series 2005-KS10 Trust
0.81% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 14.00% Cap), 11/25/2035, Series 2005-KS10, Class M2(1)		7,892,132	7,847,967
RASC Series 2006-KS9 Trust
0.31% (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap), 11/25/2036, Series 2006-KS9, Class AI3(1)		2,628,504	2,666,447
RASC Series 2007-KS3 Trust
0.49% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 14.00% Cap), 04/25/2037, Series 2007-KS3, Class AI4(1)		31,155,046	29,457,975
Reese Park CLO LTD
1.56% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/15/2032, Series 2020-1A, Class A1(1)(2)		6,435,000	6,426,911
Rockford Tower CLO 2019-2 Ltd.
1.55% (3 Month LIBOR USD + 1.33%, 1.33% Floor), 08/20/2032, Series 2019-2A, Class A(1)(2)		13,850,000	13,857,839
Santander Drive Auto Receivables Trust 2018-4
3.98%, 12/15/2025, Series 2018-4, Class D		3,390,000	3,537,276
Santander Drive Auto Receivables Trust 2018-5
4.19%, 12/16/2024, Series 2018-5, Class D		3,070,000	3,195,309
Santander Drive Auto Receivables Trust 2019-1
3.65%, 04/15/2025, Series 2019-1, Class D		11,435,000	11,926,633
Santander Drive Auto Receivables Trust 2019-3
2.68%, 10/15/2025, Series 2019-3, Class D		4,095,000	4,208,734
Santander Drive Auto Receivables Trust 2020-1
4.11%, 12/15/2025, Series 2020-1, Class C		840,000	896,772
5.35%, 03/15/2028, Series 2020-1, Class D		7,195,000	8,007,108
Santander Drive Auto Receivables Trust 2020-4
1.48%, 01/15/2027, Series 2020-4, Class D		3,345,000	3,377,555
Santander Retail Auto Lease Trust 2019-B
3.31%, 06/20/2024, Series 2019-B, Class D(2)		6,610,000	6,843,991
Santander Retail Auto Lease Trust 2019-C
2.88%, 06/20/2024, Series 2019-C, Class D(2)		10,280,000	10,587,384
Saxon Asset Securities Trust 2006-1
0.61% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 12.25% Cap), 03/25/2036, Series 2006-1, Class M1(1)		1,735,608	1,715,059
Saxon Asset Securities Trust 2007-2
0.35% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2047, Series 2007-2, Class A1(1)		24,243,444	22,101,509
Saxon Asset Securities Trust 2007-3
0.46% (1 Month LIBOR USD + 0.31%, 0.31% Floor), 09/25/2037, Series 2007-3, Class 1A(1)		25,447,452	24,670,575
Securitized Asset Backed Receivables LLC Trust 2004-OP1
0.91% (1 Month LIBOR USD + 0.77%, 0.77% Floor), 02/25/2034, Series 2004-OP1, Class M1(1)		5,198,718	5,131,120
Securitized Asset Backed Receivables LLC Trust 2006-CB5
0.43% (1 Month LIBOR USD + 0.28%, 0.28% Floor), 06/25/2036, Series 2006-CB5, Class A3(1)		5,107,302	4,043,390
ServiceMaster Funding LLC
2.84%, 01/30/2051, Series 2020-1, Class A2I(2)		8,805,000	8,966,572
Shackleton 2016-IX CLO Ltd.
1.35% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 10/20/2028, Series 2016-9A, Class AR(1)(2)		1,497,605	1,492,511
Sierra Timeshare 2016-2 Receivables Funding LLC
2.33%, 07/20/2033, Series 2016-2A, Class A(2)		109,614	109,843
Sierra Timeshare 2019-1 Receivables Funding LLC
3.20%, 01/20/2036, Series 2019-1A, Class A(2)		1,380,463	1,431,179
Sierra Timeshare Conduit Receivables Funding LLC
2.91%, 03/20/2034, Series 2017-1A, Class A(2)		76,826	78,185
S-Jets 2017-1 Ltd.
3.97%, 08/15/2042, Series 2017-1, Class A(2)		14,928,578	14,486,113
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033, Series 2003-B, Class A3(5)		2,354,000	2,258,475
SLM Student Loan Trust 2003-7
1.42% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 12/15/2033, Series 2003-7A, Class A5A(1)(2)		8,548,776	8,387,205
SLM Student Loan Trust 2005-4
0.38% (3 Month LIBOR USD + 0.17%), 07/25/2040, Series 2005-4, Class A4(1)		11,000,000	10,490,043

SLM Student Loan Trust 2006-10
0.43% (3 Month LIBOR USD + 0.22%), 03/25/2044, Series 2006-10, Class B(1)	1,984,182	1,800,380
SLM Student Loan Trust 2007-2
0.38% (3 Month LIBOR USD + 0.17%), 07/25/2025, Series 2007-2, Class B(1)	6,950,000	6,413,327
SLM Student Loan Trust 2007-3
0.27% (3 Month LIBOR USD + 0.06%), 01/25/2022, Series 2007-3, Class A4(1)	3,200,318	3,041,270
SLM Student Loan Trust 2007-7
0.54% (3 Month LIBOR USD + 0.33%), 01/25/2022, Series 2007-7, Class A4(1)	2,360,270	2,253,929
SLM Student Loan Trust 2008-2
0.96% (3 Month LIBOR USD + 0.75%), 04/25/2023, Series 2008-2, Class A3(1)	7,787,416	7,571,413
SLM Student Loan Trust 2008-5
1.91% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/25/2023, Series 2008-5, Class A4(1)	3,964,317	3,970,303
2.06% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 07/25/2073, Series 2008-5, Class B(1)	7,350,000	7,123,138
SLM Student Loan Trust 2008-6
1.31% (3 Month LIBOR USD + 1.10%), 07/25/2023, Series 2008-6, Class A4(1)	12,024,159	11,897,761
SLM Student Loan Trust 2008-7
1.11% (3 Month LIBOR USD + 0.90%), 07/25/2023, Series 2008-7, Class A4(1)	9,358,558	9,127,802
SLM Student Loan Trust 2012-1
1.10% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 09/25/2028, Series 2012-1, Class A3(1)	11,525,687	11,215,258
SLM Student Loan Trust 2012-2
0.85% (1 Month LIBOR USD + 0.70%), 01/25/2029, Series 2012-2, Class A(1)	13,478,623	12,853,385
SLM Student Loan Trust 2012-7
0.80% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/26/2026, Series 2012-7, Class A3(1)	4,514,921	4,333,494
1.95% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/25/2043, Series 2012-7, Class B(1)	2,220,000	2,141,753
SLM Student Loan Trust 2014-1
0.75% (1 Month LIBOR USD + 0.60%), 02/26/2029, Series 2014-1, Class A3(1)	2,800,334	2,655,441
SMB Private Education Loan Trust 2014-A
3.05%, 05/15/2026, Series 2014-A, Class A2A(2)	89,526	90,253
SMB Private Education Loan Trust 2015-B
1.91% (1 Month LIBOR USD + 1.75%), 05/17/2032, Series 2015-B, Class A3(1)(2)	1,685,000	1,715,157
2.98%, 07/15/2027, Series 2015-B, Class A2A(2)	89,048	90,582
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043, Series 2015-C, Class B(2)	1,295,000	1,356,432
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031, Series 2016-A, Class A2A(2)	243,618	251,835
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032, Series 2016-B, Class A2A(2)	1,373,231	1,411,750
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034, Series 2016-C, Class A2A(2)	427,516	439,140
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034, Series 2017-A, Class A2A(2)	1,207,945	1,263,356
SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035, Series 2017-B, Class A2A(2)	2,390,463	2,479,072
SMB Private Education Loan Trust 2018-B
0.88% (1 Month LIBOR USD + 0.72%), 01/15/2037, Series 2018-B, Class A2B(1)(2)	1,684,713	1,683,312
3.60%, 01/15/2037, Series 2018-B, Class A2A(2)	5,108,084	5,457,662
4.00%, 07/15/2042, Series 2018-B, Class B(2)	285,000	303,166
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035, Series 2018-C, Class A2A(2)	5,913,475	6,400,539
4.00%, 11/17/2042, Series 2018-C, Class B(2)	770,000	805,631
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036, Series 2019-A, Class A2A(2)	2,119,724	2,243,340
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037, Series 2019-B, Class A2A(2)	7,675,000	8,104,584
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037, Series 2020-A, Class A2A(2)	3,090,000	3,206,820
SMB Private Education Loan Trust 2020-PTB
1.60%, 09/15/2054, Series 2020-PTB, Class A2A(2)	8,385,000	8,463,316
SoFi Consumer Loan Program 2017-3 LLC
2.77%, 05/25/2026, Series 2017-3, Class A(2)	474,333	475,723
SoFi Consumer Loan Program 2017-4 LLC
2.50%, 05/26/2026, Series 2017-4, Class A(2)	796,606	799,574
SoFi Consumer Loan Program 2017-6 LLC
3.52%, 11/25/2026, Series 2017-6, Class B(2)	1,765,000	1,812,317
SoFi Consumer Loan Program 2018-2 Trust
3.79%, 04/26/2027, Series 2018-2, Class B(2)	2,210,000	2,258,027
SoFi Consumer Loan Program 2018-3 Trust
4.02%, 08/25/2027, Series 2018-3, Class B(2)	1,375,000	1,412,727
SoFi Consumer Loan Program 2018-4 Trust
4.17%, 11/26/2027, Series 2018-4, Class C(2)	2,745,000	2,813,460
SoFi Consumer Loan Program 2019-1 Trust
3.73%, 02/25/2028, Series 2019-1, Class C(2)	5,690,000	5,835,323
SoFi Consumer Loan Program 2019-2 Trust
3.01%, 04/25/2028, Series 2019-2, Class A(2)	2,677,090	2,704,036
3.46%, 04/25/2028, Series 2019-2, Class C(2)	3,145,000	3,221,143
SoFi Consumer Loan Program 2019-3 Trust
3.35%, 05/25/2028, Series 2019-3, Class C(2)	5,965,000	6,172,773
SoFi Consumer Loan Program 2020-1 Trust
2.02%, 01/25/2029, Series 2020-1, Class A(2)	4,384,694	4,430,562
SoFi Professional Loan Program 2015-C LLC
2.51%, 08/25/2033, Series 2015-C, Class A2(2)	238,366	239,360
3.58%, 08/25/2036, Series 2015-C, Class B(2)	193,751	194,763
SoFi Professional Loan Program 2015-D LLC
3.59%, 10/26/2037, Series 2015-D, Class B(2)	456,150	462,064
SoFi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037, Series 2016-B, Class B(2)	195,000	201,837
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037, Series 2016-C, Class B(2)(5)	310,000	316,808
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039, Series 2016-D, Class B(2)(5)	490,000	503,963
SoFi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040, Series 2016-E, Class B(2)(5)	1,600,000	1,668,079
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040, Series 2017-A, Class C(2)(5)	165,000	173,922
SoFi Professional Loan Program 2017-C LLC
0.75% (1 Month LIBOR USD + 0.60%), 07/25/2040, Series 2017-C, Class A1(1)(2)	1,644,048	1,640,298
SoFi Professional Loan Program 2017-D LLC
2.65%, 09/25/2040, Series 2017-D, Class A2FX(2)	2,533,172	2,609,888
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040, Series 2017-E, Class C(2)	695,000	732,100
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041, Series 2017-F, Class BFX(2)	1,405,000	1,470,537
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048, Series 2018-C, Class BFX(2)	1,875,000	2,013,601
Sofi Professional Loan Program 2019-B LLC
2.78%, 08/17/2048, Series 2019-B, Class A1FX(2)	110,442	110,716
Sound Point Clo XIV Ltd.
1.36% (3 Month LIBOR USD + 1.15%), 01/23/2029, Series 2016-3A, Class AR(1)(2)	3,400,000	3,392,690

Sound Point Clo XV Ltd.
1.36% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/23/2029, Series 2017-1A, Class AR(1)(2)		2,750,000	2,740,936
Southwick Park CLO LLC
1.52% (3 Month LIBOR USD + 1.30%), 07/20/2032, Series 2019-4A, Class A1(1)(2)		11,400,000	11,398,085
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
3.49%, 02/25/2037, Series 2006-BC2, Class A2C(3)		12,686,987	6,661,458
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030, Series 2017-AA, Class A(2)		4,815,207	4,824,505
3.86%, 07/15/2030, Series 2017-AA, Class C(2)		1,270,000	1,281,472
Sprite 2017-1 Ltd.
4.25%, 12/15/2037, Series 2017-1, Class A(2)		910,111	859,008
St Paul’s CLO VI DAC
0.85% (3 Month EURIBOR + 0.85%, 0.85% Floor), 08/20/2030(1)(2)	EUR	37,964,241	46,220,908
Stack Infrastructure Issuer LLC Series 2019-1
4.54%, 02/25/2044, Series 2019-1A, Class A2(2)		$7,308,508	7,827,762
Structured Adjustable Rate Mortgage Loan Trust
2.99%, 02/25/2035, Series 2005-1, Class 1A1(5)		5,496,048	5,436,853
Structured Asset Investment Loan Trust 2004-8
1.05% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2034, Series 2004-8, Class M1(1)		820,918	781,975
Structured Asset Mortgage Investments II Trust 2007-AR3
0.34% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap), 09/25/2047, Series 2007-AR3, Class 2A1(1)		24,697,794	23,259,089
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
1.15% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 08/25/2037, Series 2007-WF2, Class A1(1)		489,795	494,371
STWD 2019-FL1 Ltd.
1.24% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 07/15/2038, Series 2019-FL1, Class A(1)(2)		3,600,000	3,582,148
Symphony CLO XVII Ltd.
1.12% (3 Month LIBOR USD + 0.88%), 04/15/2028, Series 2016-17A, Class AR(1)(2)		3,824,456	3,807,487
Symphony CLO XXIII Ltd.
1.49% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 01/15/2034, Series 2020-23A, Class A(1)(2)		14,200,000	14,223,555
Synchrony Credit Card Master Note Trust
3.36%, 03/15/2024, Series 2018-1, Class C		2,835,000	2,848,005
Taco Bell Funding LLC
4.32%, 11/25/2048, Series 2018-1A, Class A2I(2)		5,120,500	5,193,672
TCI-Flatiron CLO 2016-1 Ltd.
0.00% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/17/2032, Series 2016-1A, Class AR2(1)(2)(4)		10,000,000	10,000,000
1.44% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 07/17/2028, Series 2016-1A, Class AR(1)(2)		1,800,000	1,797,727
Tikehau CLO II BV
0.88% (3 Month EURIBOR + 0.88%, 0.88% Floor), 12/07/2029(1)(2)	EUR	2,300,000	2,791,500
Towd Point Mortgage Trust 2015-2
2.50%, 11/25/2060, Series 2015-2, Class 1A13(2)(5)		$630,845	632,297
Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054, Series 2015-3, Class A1B(2)(5)		31,097	31,205
Towd Point Mortgage Trust 2015-4
2.75%, 04/25/2055, Series 2015-4, Class A1B(2)(5)		50,766	50,931
3.75%, 04/25/2055, Series 2015-4, Class M1(2)(5)		960,000	1,021,382
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055, Series 2015-5, Class A1B(2)(5)		70,307	70,820
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055, Series 2016-1, Class A1B(2)(5)		376,259	380,348
3.00%, 02/25/2055, Series 2016-1, Class A3B(2)(5)		143,876	147,306
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055, Series 2016-2, Class A1A(2)(5)		96,094	97,171
Towd Point Mortgage Trust 2016-3
2.25%, 04/25/2056, Series 2016-3, Class A1(2)(5)		130,009	131,242
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056, Series 2016-4, Class A1(2)(5)		326,726	331,776
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056, Series 2017-1, Class A1(2)(5)		292,011	299,284
3.75%, 10/25/2056, Series 2017-1, Class M1(2)(5)		6,315,000	6,890,204
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(2)(5)		141,161	144,306
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057, Series 2017-4, Class M2(2)(5)		2,465,000	2,607,985
Towd Point Mortgage Trust 2017-5
0.75% (1 Month LIBOR USD + 0.60%), 02/25/2057, Series 2017-5, Class A1(1)(2)		415,037	413,707
1.65% (1 Month LIBOR USD + 1.50%), 02/25/2057, Series 2017-5, Class M2(1)(2)		3,310,000	3,326,739
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058, Series 2018-3, Class A1(2)(5)		5,633,718	5,995,666
Towd Point Mortgage Trust 2018-4
3.00%, 06/25/2058, Series 2018-4, Class A2(2)(5)		1,015,000	1,070,872
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058, Series 2018-5, Class M1(2)(5)		1,515,000	1,609,283
Towd Point Mortgage Trust 2018-SJ1
4.00%, 10/25/2058, Series 2018-SJ1, Class A1(2)(5)		925,818	929,233
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1(2)(5)		9,962,567	10,704,243
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058, Series 2019-2, Class M1(2)(5)		9,810,000	10,652,451
Towd Point Mortgage Trust 2019-MH1
3.00%, 11/25/2058, Series 2019-MH1, Class A1(2)(5)		454,882	466,293
Towd Point Mortgage Trust 2019-SJ1
4.17%, 11/25/2058, Series 2019-SJ1, Class A2(2)(5)		6,100,000	6,218,297
5.50%, 11/25/2058, Series 2019-SJ1, Class B2(2)(5)		9,826,000	10,369,624
Towd Point Mortgage Trust 2019-SJ2
4.50%, 11/25/2058, Series 2019-SJ2, Class M1(2)(5)		12,971,000	13,366,843
Towd Point Mortgage Trust 2019-SJ3
3.00%, 11/25/2059, Series 2019-SJ3, Class A1(2)(5)		4,517,372	4,567,245
Toyota Auto Receivables 2017-C Owner Trust
1.78%, 11/15/2021, Series 2017-C, Class A3		37,153	37,178
Toyota Auto Receivables 2020-C Owner Trust
0.44%, 10/15/2024, Series 2020-C, Class A3		9,070,000	9,101,491
Tralee CLO V Ltd.
1.33% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/20/2028, Series 2018-5A, Class A1(1)(2)		2,000,000	1,994,722
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038, Series 2019-SFR1, Class D(2)		1,270,000	1,311,981
Tricon American Homes 2020-SFR1
2.55%, 07/17/2038, Series 2020-SFR1, Class D(2)		1,220,000	1,229,211
Tricon American Homes 2020-SFR2 Trust
2.73%, 11/17/2039, Series 2020-SFR2, Class E1(2)		1,855,000	1,853,163
Upstart Securitization Trust 2019-2
2.90%, 09/20/2029, Series 2019-2, Class A(2)		182,772	183,965
Upstart Securitization Trust 2019-3
2.68%, 01/21/2030, Series 2019-3, Class A(2)		3,275,874	3,304,934
Upstart Securitization Trust 2020-1
2.32%, 04/22/2030, Series 2020-1, Class A(2)		2,021,056	2,036,883
Venture XIV CLO Ltd.
1.25% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 08/28/2029, Series 2013-14A, Class ARR(1)(2)		15,300,000	15,224,709
Venture Xxv Clo Ltd.
0.00% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/20/2029, Series 2016-25A, Class ARR(1)(2)(4)		37,570,000	37,570,000
1.45% (3 Month LIBOR USD + 1.23%), 04/20/2029, Series 2016-25A, Class AR(1)(2)		25,570,000	25,528,193

Vericrest Opportunity Loan Trust 2019-NPL5
3.35%, 09/25/2049, Series 2019-NPL5, Class A1A(2)(3)		4,151,586	4,156,902
Vericrest Opportunity Loan Trust 2019-NPL8
3.28%, 11/25/2049, Series 2019-NPL8, Class A1A(2)(3)		3,919,202	3,920,971
Vericrest Opportunity Loan Trust 2020-NPL2
2.98%, 02/25/2050, Series 2020-NPL2, Class A1A(2)(3)		2,181,268	2,184,711
Verizon Owner Trust 2017-3
2.53%, 04/20/2022, Series 2017-3A, Class C(2)		1,360,000	1,361,414
Verizon Owner Trust 2018-1
3.20%, 09/20/2022, Series 2018-1A, Class C(2)		1,105,000	1,119,835
VOLT LXXXIII LLC
3.33%, 11/26/2049, Series 2019-NPL9, Class A1A(2)(3)		1,562,700	1,567,175
VOLT LXXXV LLC
3.23%, 01/25/2050, Series 2020-NPL1, Class A1A(2)(3)		3,673,666	3,683,973
VOLT LXXXVII LLC
2.98%, 02/25/2050, Series 2020-NPL3, Class A1A(2)(3)		113,835	113,989
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
3.53%, 02/25/2037, Series 2007-HY1, Class 4A1(5)		8,459,919	8,181,269
WAVE 2017-1 Trust
3.84%, 11/15/2042, Series 2017-1A, Class A(2)		2,126,908	2,063,796
Wellfleet CLO 2017-2A Ltd.
1.28% (3 Month LIBOR USD + 1.06%), 10/20/2029, Series 2017-2A, Class A1R(1)(2)		6,900,000	6,843,034
Westlake Automobile Receivables Trust 2018-2
4.00%, 01/16/2024, Series 2018-2A, Class D(2)		1,540,000	1,571,692
Westlake Automobile Receivables Trust 2018-3
4.00%, 10/16/2023, Series 2018-3A, Class D(2)		1,215,000	1,251,693
Westlake Automobile Receivables Trust 2019-1
3.67%, 03/15/2024, Series 2019-1A, Class D(2)		6,545,000	6,800,032
Westlake Automobile Receivables Trust 2020-3
1.24%, 11/17/2025, Series 2020-3A, Class C(2)		1,030,000	1,035,727
Wind River 2016-1 CLO Ltd.
1.89% (3 Month LIBOR USD + 1.65%), 07/15/2028, Series 2016-1A, Class BR(1)(2)		1,320,000	1,319,023
2.34% (3 Month LIBOR USD + 2.10%), 07/15/2028, Series 2016-1A, Class CR(1)(2)		1,395,000	1,358,745
Wingstop Funding LLC
2.84%, 12/05/2050, Series 2020-1A, Class A2(2)		1,195,000	1,219,223
World Omni Auto Receivables Trust
1.64%, 08/17/2026, Series 2020-A, Class C		3,190,000	3,264,061
World Omni Select Auto Trust 2019-A
2.17%, 12/15/2025, Series 2019-A, Class B		4,785,000	4,916,489
Zais CLO 1 Ltd.
1.39% (3 Month LIBOR USD + 1.15%), 04/15/2028, Series 2014-1A, Class A1AR(1)(2)		12,119,488	12,074,525

Total Asset-Backed Obligations (Cost: $2,545,809,172)			2,552,933,063

Corporate Bonds – 34.65%
Basic Materials – 0.94%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/2028		4,800,000	5,077,242
Alcoa Nederland Holding BV
5.50%, 12/15/2027(2)		2,745,000	3,003,771
Anglo American Capital Plc
2.63%, 09/10/2030(2)		14,480,000	15,133,152
4.00%, 09/11/2027(2)		1,000,000	1,147,846
4.13%, 09/27/2022(2)		3,883,000	4,088,557
4.50%, 03/15/2028(2)		19,220,000	22,559,628
5.38%, 04/01/2025(2)		450,000	526,615
Antofagasta Plc
2.38%, 10/14/2030(2)		9,085,000	9,107,713
ArcelorMittal SA
4.55%, 03/11/2026		5,950,000	6,683,595
Arconic Corp.
6.13%, 02/15/2028(2)		1,275,000	1,374,609
Ashland Services BV
2.00%, 01/30/2028(2)	EUR	625,000	760,668
Braskem Netherlands Finance BV
4.50%, 01/31/2030(2)		$4,605,000	4,725,881
5.88%, 01/31/2050(2)		1,105,000	1,142,305
Celulosa Arauco y Constitucion SA
3.88%, 11/02/2027		860,000	948,150
CF Industries, Inc.
4.50%, 12/01/2026(2)		5,145,000	6,094,023
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030		2,856,000	3,111,926
3.63%, 08/01/2027		300,000	334,849
Equate Petrochemical BV
4.25%, 11/03/2026		1,060,000	1,180,596
First Quantum Minerals Ltd.
6.50%, 03/01/2024(2)		200,000	205,500
6.88%, 03/01/2026(2)		200,000	208,500
6.88%, 10/15/2027(2)		3,130,000	3,396,050
FMC Corp.
3.45%, 10/01/2029		1,850,000	2,105,058
4.50%, 10/01/2049		1,025,000	1,326,623
Freeport-McMoRan, Inc.
4.38%, 08/01/2028		1,505,000	1,599,063
4.63%, 08/01/2030		1,010,000	1,108,475
5.40%, 11/14/2034		3,975,000	4,973,719
5.45%, 03/15/2043		1,215,000	1,512,675
Glencore Finance Canada Ltd.
4.95%, 11/15/2021(2)		1,170,000	1,216,713
Glencore Funding LLC
3.88%, 10/27/2027(2)		11,555,000	13,021,330
4.00%, 04/16/2025(2)		4,450,000	4,979,455
4.00%, 03/27/2027(2)		1,000,000	1,130,778
4.13%, 03/12/2024(2)		4,920,000	5,413,167
4.88%, 03/12/2029(2)		8,160,000	9,727,742
Hudbay Minerals, Inc.
6.13%, 04/01/2029(2)		1,890,000	2,036,475
Huntsman International LLC
5.13%, 11/15/2022		1,797,000	1,920,967
ICL Group Ltd.
6.38%, 05/31/2038(2)		10,200,000	13,413,000
Indonesia Asahan Aluminium Persero PT
5.45%, 05/15/2030(2)		1,000,000	1,202,648
6.53%, 11/15/2028		200,000	250,553
6.53%, 11/15/2028(2)		1,200,000	1,503,319
6.76%, 11/15/2048		834,000	1,137,831
International Flavors & Fragrances, Inc.
5.00%, 09/26/2048		9,965,000	13,392,599
LYB International Finance III LLC
4.20%, 10/15/2049		4,050,000	4,726,107

Methanex Corp.
5.13%, 10/15/2027		4,150,000	4,510,552
Newcrest Finance Pty Ltd.
3.25%, 05/13/2030(2)		2,260,000	2,494,986
Newmont Corp.
3.70%, 03/15/2023		430,000	454,763
Nutrition & Biosciences, Inc.
2.30%, 11/01/2030(2)		12,445,000	12,811,309
3.47%, 12/01/2050(2)		5,860,000	6,353,895
Orbia Advance Corp. SAB de CV
4.00%, 10/04/2027(2)		1,255,000	1,388,030
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030		960,000	985,773
Steel Dynamics, Inc.
3.25%, 01/15/2031		200,000	223,523
3.45%, 04/15/2030		7,590,000	8,587,297
Suzano Austria GmbH
3.75%, 01/15/2031		6,505,000	6,901,805
Syngenta Finance NV
3.93%, 04/23/2021(2)		7,942,000	7,995,282
4.44%, 04/24/2023(2)		200,000	209,875
4.89%, 04/24/2025(2)		550,000	590,184
5.18%, 04/24/2028(2)		500,000	535,873
Vale Overseas Ltd.
6.25%, 08/10/2026		1,299,000	1,610,760
6.88%, 11/21/2036		1,132,000	1,659,093
6.88%, 11/10/2039		316,000	470,448
Vale SA
3.75%, 01/10/2023	EUR	400,000	519,552
Westlake Chemical Corp.
1.63%, 07/17/2029		2,025,000	2,576,580
3.60%, 08/15/2026		$1,925,000	2,165,748

Total Basic Materials			241,554,801

Communications – 4.89%
Alibaba Group Holding Ltd.
3.40%, 12/06/2027		2,590,000	2,898,347
Altice Financing SA
2.25%, 01/15/2025(2)	EUR	2,700,000	3,179,711
3.00%, 01/15/2028		4,700,000	5,520,295
5.00%, 01/15/2028(2)		$2,700,000	2,766,515
Altice France SA
5.50%, 01/15/2028(2)		3,615,000	3,779,519
7.38%, 05/01/2026(2)		1,400,000	1,473,500
8.13%, 02/01/2027(2)		700,000	771,757
Amazon.com, Inc.
2.50%, 06/03/2050		10,675,000	11,053,781
AT&T, Inc.
1.65%, 02/01/2028		1,610,000	1,641,929
2.25%, 02/01/2032		12,049,000	12,215,811
2.30%, 06/01/2027		12,975,000	13,829,510
2.55%, 12/01/2033(2)		7,678,000	7,895,136
2.75%, 06/01/2031		23,447,000	25,048,478
3.10%, 02/01/2043		5,980,000	6,048,259
3.30%, 02/01/2052		10,300,000	10,193,100
3.50%, 06/01/2041		6,608,000	7,114,018
3.50%, 09/15/2053(2)		19,830,000	19,754,408
3.50%, 02/01/2061		7,324,000	7,279,361
3.55%, 09/15/2055(2)		1,991,000	1,980,413
3.65%, 06/01/2051		6,235,000	6,516,934
3.65%, 09/15/2059(2)		9,300,000	9,327,184
3.80%, 12/01/2057(2)		70,109,000	72,815,367
3.85%, 06/01/2060		6,797,000	7,110,608
4.30%, 02/15/2030		9,820,000	11,730,186
4.30%, 12/15/2042		2,000,000	2,332,921
4.35%, 03/01/2029		18,026,000	21,483,925
4.50%, 05/15/2035		1,637,000	1,984,982
4.75%, 05/15/2046		10,425,000	12,910,051
5.25%, 03/01/2037		6,052,000	7,867,708
Baidu, Inc.
2.88%, 07/06/2022		5,105,000	5,255,752
3.88%, 09/29/2023		11,655,000	12,554,679
Booking Holdings, Inc.
4.10%, 04/13/2025		1,940,000	2,199,722
4.50%, 04/13/2027		7,250,000	8,641,995
4.63%, 04/13/2030		18,790,000	23,336,256
British Telecommunications Plc
3.25%, 11/08/2029(2)		4,870,000	5,369,227
C&W Senior Financing DAC
6.88%, 09/15/2027(2)		400,000	431,548
Cable One, Inc.
4.00%, 11/15/2030(2)		3,477,000	3,611,734
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031(2)		12,025,000	12,672,667
4.50%, 08/15/2030(2)		12,407,000	13,166,929
4.50%, 05/01/2032(2)		185,000	197,528
5.38%, 06/01/2029(2)		2,466,000	2,703,353
CenturyLink, Inc.
4.00%, 02/15/2027(2)		1,158,000	1,195,635
Charter Communications Operating LLC
2.30%, 02/01/2032		26,625,000	26,638,948
3.70%, 04/01/2051		37,645,000	39,023,458
3.75%, 02/15/2028		13,855,000	15,528,356
5.38%, 04/01/2038		980,000	1,223,837
6.48%, 10/23/2045		1,015,000	1,438,239
Charter Communications Operating LLC / Charter Communications Operating Capital
1.86% (3 Month LIBOR USD + 1.65%), 02/01/2024(1)		402,000	412,209
2.80%, 04/01/2031		9,935,000	10,495,042
3.85%, 04/01/2061		9,900,000	9,956,606
4.80%, 03/01/2050		8,580,000	10,237,518
5.13%, 07/01/2049		2,215,000	2,699,209
5.75%, 04/01/2048		6,110,000	7,982,708
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/2024		1,654,000	1,674,675
Comcast Corp.
3.25%, 11/01/2039		5,115,000	5,797,263
CommScope Technologies LLC
5.00%, 03/15/2027(2)		835,000	826,650

CommScope, Inc.
6.00%, 03/01/2026(2)		2,205,000	2,323,188
7.13%, 07/01/2028(2)		3,740,000	3,984,559
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026(2)		646,000	695,755
Cox Communications, Inc.
4.50%, 06/30/2043(2)		950,000	1,193,358
4.70%, 12/15/2042(2)		810,000	1,044,504
4.80%, 02/01/2035(2)		8,725,000	11,026,483
Crown Castle Towers LLC
3.22%, 05/15/2022(2)		700,000	707,428
3.66%, 05/15/2025(2)		1,300,000	1,400,242
CSC Holdings LLC
5.38%, 02/01/2028(2)		530,000	565,775
5.50%, 04/15/2027(2)		2,300,000	2,438,000
6.50%, 02/01/2029(2)		660,000	745,173
Discovery Communications LLC
3.95%, 03/20/2028		8,250,000	9,465,350
4.00%, 09/15/2055(2)		6,851,000	7,653,809
DISH DBS Corp.
6.75%, 06/01/2021		4,250,000	4,335,893
eBay, Inc.
2.70%, 03/11/2030		1,900,000	2,042,821
4.00%, 07/15/2042		720,000	818,563
Expedia Group, Inc.
3.25%, 02/15/2030		19,675,000	20,466,102
3.60%, 12/15/2023(2)		1,700,000	1,811,566
3.80%, 02/15/2028		7,795,000	8,374,117
4.63%, 08/01/2027(2)		6,930,000	7,737,871
5.00%, 02/15/2026		4,395,000	4,903,791
6.25%, 05/01/2025(2)		6,685,000	7,747,223
7.00%, 05/01/2025(2)		2,929,000	3,224,617
Frontier Communications Corp.
5.00%, 05/01/2028(2)		3,600,000	3,753,000
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030(2)		5,800,000	6,191,558
HKT Capital No 2 Ltd.
3.63%, 04/02/2025		605,000	654,337
HKT Capital No 4 Ltd.
3.00%, 07/14/2026		5,095,000	5,441,559
iHeartCommunications, Inc.
4.75%, 01/15/2028(2)		80,000	82,400
5.25%, 08/15/2027(2)		3,500,000	3,666,250
6.38%, 05/01/2026		5,266,000	5,634,620
8.38%, 05/01/2027		8,029,000	8,569,833
Intelsat Connect Finance SA
9.50%, 02/15/2023(2)(6)		710,000	191,700
Intelsat Jackson Holdings SA
5.50%, 08/01/2023(6)		960,000	650,400
8.00%, 02/15/2024(2)(6)		10,156,000	10,397,205
8.50%, 10/15/2024(2)(6)		11,280,000	8,065,200
9.75%, 07/15/2025(2)(6)		15,687,000	11,294,640
Intelsat Luxembourg SA
7.75%, 06/01/2021(6)		8,455,000	380,475
Level 3 Financing, Inc.
3.88%, 11/15/2029(2)		7,600,000	8,439,952
4.63%, 09/15/2027(2)		2,216,000	2,314,468
5.38%, 01/15/2024		600,000	604,680
5.38%, 05/01/2025		1,474,000	1,515,935
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753,000	7,898,361
Netflix, Inc.
3.63%, 05/15/2027	EUR	15,245,000	20,742,726
3.63%, 06/15/2030		12,461,000	17,282,345
3.88%, 11/15/2029		2,000,000	2,821,523
4.63%, 05/15/2029		5,400,000	7,970,716
4.88%, 04/15/2028		$145,000	163,517
4.88%, 06/15/2030(2)		2,830,000	3,254,500
5.38%, 11/15/2029(2)		481,000	566,979
Nokia OYJ
3.38%, 06/12/2022		280,000	289,363
4.38%, 06/12/2027		4,255,000	4,640,621
Sirius XM Radio, Inc.
4.63%, 07/15/2024(2)		275,000	284,969
5.00%, 08/01/2027(2)		1,385,000	1,471,576
5.38%, 07/15/2026(2)		510,000	531,675
5.50%, 07/01/2029(2)		115,000	126,536
Sprint Capital Corp.
6.88%, 11/15/2028		150,000	197,772
Sprint Communications, Inc.
6.00%, 11/15/2022		4,570,000	4,947,025
11.50%, 11/15/2021		700,000	759,500
Sprint Corp.
7.13%, 06/15/2024		6,500,000	7,601,035
7.25%, 09/15/2021		19,338,000	20,121,189
7.63%, 02/15/2025		2,000,000	2,391,670
7.63%, 03/01/2026		137,000	170,044
7.88%, 09/15/2023		23,783,000	27,535,957
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 09/20/2021(2)		3,338,813	3,370,197
4.74%, 03/20/2025(2)		27,610,000	29,904,115
5.15%, 03/20/2028(2)		27,441,000	31,762,958
Telefonica Emisiones SA
5.52%, 03/01/2049		10,675,000	14,382,256
Tencent Holdings Ltd.
1.81%, 01/26/2026		5,757,000	5,883,757
3.58%, 04/11/2026		6,583,000	7,286,765
Time Warner Cable LLC
4.50%, 09/15/2042		13,975,000	16,353,152
5.50%, 09/01/2041		11,204,000	14,377,037
5.88%, 11/15/2040		5,898,000	7,862,702
T-Mobile USA, Inc.
2.05%, 02/15/2028(2)		2,720,000	2,829,235
2.25%, 11/15/2031(2)		3,590,000	3,684,561
2.55%, 02/15/2031(2)		12,001,000	12,601,890
3.75%, 04/15/2027(2)		22,655,000	25,799,514
3.88%, 04/15/2030(2)		37,729,000	43,690,559
4.50%, 02/01/2026		1,238,000	1,265,651
4.50%, 04/15/2050(2)		2,613,000	3,222,835
4.75%, 02/01/2028		3,143,000	3,378,379

6.00%, 03/01/2023		876,000	877,095
6.00%, 04/15/2024		329,000	333,034
Uber Technologies, Inc.
6.25%, 01/15/2028(2)		6,640,000	7,221,000
United Group BV
4.88%, 07/01/2024(2)	EUR	200,000	249,217
4.88%, 07/01/2024		8,300,000	10,342,489
Univision Communications, Inc.
5.13%, 02/15/2025(2)		$7,686,000	7,743,645
6.63%, 06/01/2027(2)		6,678,000	7,171,504
Verizon Communications, Inc.
2.65%, 11/20/2040		5,480,000	5,534,009
2.99%, 10/30/2056(2)		23,780,000	23,886,881
4.02%, 12/03/2029		4,555,000	5,402,524
4.33%, 09/21/2028		3,770,000	4,537,922
4.52%, 09/15/2048		895,000	1,165,186
4.75%, 11/01/2041		685,000	904,633
4.86%, 08/21/2046		1,175,000	1,585,427
ViacomCBS, Inc.
4.20%, 05/19/2032		2,355,000	2,836,398
4.95%, 01/15/2031		10,430,000	13,056,463
Virgin Media Secured Finance Plc
4.50%, 08/15/2030(2)		8,680,000	9,070,600
5.50%, 08/15/2026(2)		1,285,000	1,334,794
5.50%, 05/15/2029(2)		6,899,000	7,476,791
Vodafone Group Plc
4.25%, 09/17/2050		6,885,000	8,528,397
4.38%, 05/30/2028		8,820,000	10,558,809
4.88%, 06/19/2049		6,963,000	9,293,324
5.00%, 05/30/2038		5,045,000	6,593,103
5.25%, 05/30/2048		15,065,000	20,925,589
Walt Disney Co.
2.65%, 01/13/2031		5,465,000	5,987,816
3.60%, 01/13/2051		11,500,000	13,932,295
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.75%, 08/15/2028(2)		222,000	223,554
Ziggo BV
5.50%, 01/15/2027(2)		6,005,000	6,267,719

Total Communications			1,258,815,237

Consumer, Cyclical – 2.98%
Air Canada 2013-1 Class B Pass Through Trust
5.38%, 05/15/2021(2)		196,444	196,900
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 12/15/2023(2)		1,423,901	1,406,998
Air Canada 2017-1 Class B Pass Through Trust
3.70%, 01/15/2026(2)		11,894,603	11,014,144
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(2)		1,545,000	1,701,530
Alimentation Couche-Tard, Inc.
3.55%, 07/26/2027(2)		3,000,000	3,376,675
3.80%, 01/25/2050(2)		4,513,000	5,337,237
America West Airlines 2001-1 Pass Through Trust
7.10%, 04/02/2021		333,016	330,589
American Airlines 2015-2 Class B Pass Through Trust
4.40%, 09/22/2023		7,827,161	5,921,774
American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 01/15/2028		493,715	489,089
American Airlines 2016-1 Class B Pass Through Trust
5.25%, 01/15/2024		395,969	336,263
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 06/15/2024(2)		3,110,400	2,343,301
American Airlines 2016-3 Class B Pass Through Trust
3.75%, 10/15/2025		2,605,041	1,956,835
American Airlines 2017-2 Class A Pass Through Trust
3.60%, 10/15/2029		203,203	187,717
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 10/15/2029		709,049	699,239
American Airlines 2017-2 Class B Pass Through Trust
3.70%, 10/15/2025		2,843,975	2,404,319
American Airlines 2019-1 Class B Pass Through Trust
3.85%, 02/15/2028		10,959,574	9,219,061
AutoNation, Inc.
3.35%, 01/15/2021		770,000	770,436
4.75%, 06/01/2030		1,030,000	1,238,806
AutoZone, Inc.
3.63%, 04/15/2025		5,645,000	6,322,124
4.00%, 04/15/2030		8,465,000	10,023,412
BMW US Capital LLC
3.10%, 04/12/2021(2)		5,495,000	5,534,330
British Airways 2019-1 Class A Pass Through Trust
3.35%, 06/15/2029(2)		3,135,605	2,971,624
Caesars Entertainment, Inc.
6.25%, 07/01/2025(2)		7,328,000	7,804,320
Churchill Downs, Inc.
4.75%, 01/15/2028(2)		1,923,000	2,023,957
5.50%, 04/01/2027(2)		2,997,000	3,173,074
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022		3,212,780	3,250,785
Daimler Finance North America LLC
1.12% (3 Month LIBOR USD + 0.90%), 02/15/2022(1)(2)		4,620,000	4,654,758
3.00%, 02/22/2021(2)		2,210,000	2,217,290
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022		21,991	22,526
Delta Air Lines, Inc.
3.40%, 04/19/2021		350,000	352,287
3.63%, 03/15/2022		3,757,000	3,865,136
7.00%, 05/01/2025(2)		6,960,000	8,034,217
Diamond Resorts International, Inc.
7.75%, 09/01/2023(2)		4,234,000	4,346,497
Dillard’s, Inc.
7.00%, 12/01/2028		380,000	409,028
7.75%, 07/15/2026		135,000	153,021
7.75%, 05/15/2027		85,000	93,158
Dollar General Corp.
3.50%, 04/03/2030		3,125,000	3,585,547
FCE Bank Plc
1.88%, 06/24/2021	EUR	300,000	366,495
Ferguson Finance Plc
3.25%, 06/02/2030(2)		$5,220,000	5,817,772

Ford Motor Credit Co. LLC
0.00% (3 Month EURIBOR + 0.43%), 05/14/2021(1)(4)	EUR	220,000	267,164
0.00% (3 Month EURIBOR + 0.37%), 12/01/2021(1)(4)		610,000	735,891
0.00% (3 Month EURIBOR + 0.42%), 12/07/2022(1)(4)		2,600,000	3,058,539
0.17% (3 Month EURIBOR + 0.70%), 12/01/2024(1)(4)		2,000,000	2,253,944
0.22% (3 Month EURIBOR + 0.73%), 11/15/2023(1)(4)		1,600,000	1,861,795
1.05% (3 Month LIBOR USD + 0.81%), 04/05/2021(1)		$400,000	398,286
1.10% (3 Month LIBOR USD + 0.88%), 10/12/2021(1)		3,390,000	3,349,509
1.46% (3 Month LIBOR USD + 1.24%), 02/15/2023(1)		500,000	482,516
1.51%, 02/17/2023	EUR	1,400,000	1,704,875
1.52% (3 Month LIBOR USD + 1.27%), 03/28/2022(1)		$350,000	344,034
1.74%, 07/19/2024	EUR	1,300,000	1,577,997
2.33%, 11/25/2025		1,000,000	1,238,570
3.02%, 03/06/2024		4,200,000	5,304,099
3.09%, 01/09/2023		$21,300,000	21,671,579
3.20%, 01/15/2021		3,750,000	3,751,875
3.22%, 01/09/2022		3,950,000	3,986,638
3.25%, 09/15/2025	EUR	1,900,000	2,435,574
3.34%, 03/18/2021		$12,400,000	12,431,000
3.34%, 03/28/2022		16,959,000	17,128,590
3.37%, 11/17/2023		1,000,000	1,019,790
3.55%, 10/07/2022		4,200,000	4,273,500
3.66%, 09/08/2024		4,650,000	4,772,063
3.81%, 01/09/2024		2,900,000	2,972,500
3.81%, 10/12/2021		4,810,000	4,864,113
4.00%, 11/13/2030		24,700,000	25,982,671
4.54%, 03/06/2025	GBP	800,000	1,158,848
5.75%, 02/01/2021		$2,865,000	2,872,163
5.88%, 08/02/2021		6,600,000	6,755,100
Gap, Inc.
8.38%, 05/15/2023(2)		1,225,000	1,388,844
8.63%, 05/15/2025(2)		5,413,000	6,036,957
8.88%, 05/15/2027(2)		2,759,000	3,200,440
General Motors Co.
1.13% (3 Month LIBOR USD + 0.90%), 09/10/2021(1)		3,000,000	3,003,450
5.20%, 04/01/2045		8,720,000	10,574,601
5.40%, 04/01/2048		17,865,000	22,464,001
6.25%, 10/02/2043		65,000	87,567
6.60%, 04/01/2036		975,000	1,333,324
6.80%, 10/01/2027(14)		516,000	662,863
General Motors Financial Co., Inc.
0.01% (3 Month EURIBOR + 0.55%), 03/26/2022(1)(4)	EUR	450,000	548,242
1.08% (3 Month LIBOR USD + 0.85%), 04/09/2021(1)		$290,000	290,176
3.15%, 06/30/2022		3,715,000	3,846,133
3.20%, 07/06/2021		3,525,000	3,562,899
3.45%, 04/10/2022		1,470,000	1,511,607
3.55%, 04/09/2021		11,000,000	11,085,137
4.00%, 10/06/2026		1,590,000	1,789,699
4.20%, 03/01/2021		1,655,000	1,659,070
4.20%, 11/06/2021		2,110,000	2,174,781
4.30%, 07/13/2025		540,000	605,770
4.35%, 04/09/2025		1,530,000	1,707,763
4.38%, 09/25/2021		8,020,000	8,236,499
5.10%, 01/17/2024		13,185,000	14,752,676
Harley-Davidson Financial Services, Inc.
2.85%, 01/15/2021(2)		3,287,000	3,289,113
Hasbro, Inc.
3.00%, 11/19/2024		3,382,000	3,661,396
3.55%, 11/19/2026		5,270,000	5,880,399
Hilton Domestic Operating Co., Inc.
4.00%, 05/01/2031(2)		4,900,000	5,170,039
Hyatt Hotels Corp.
3.23% (3 Month LIBOR USD + 3.00%), 09/01/2022(1)		5,000,000	5,056,719
Hyundai Capital America
1.15%, 11/10/2022(2)		30,000,000	30,032,157
1.80%, 10/15/2025(2)		2,695,000	2,762,481
2.38%, 02/10/2023(2)		4,575,000	4,714,840
InterContinental Hotels Group Plc
2.13%, 08/24/2026	GBP	400,000	557,340
2.13%, 05/15/2027	EUR	200,000	257,603
JetBlue 2020-1 Class A Pass Through Trust
4.00%, 11/15/2032		$3,500,000	3,776,690
L Brands, Inc.
6.63%, 10/01/2030(2)		3,790,000	4,216,375
Las Vegas Sands Corp.
3.20%, 08/08/2024		1,200,000	1,270,805
3.50%, 08/18/2026		1,965,000	2,102,231
Latam Airlines 2015-1 Pass Through Trust A
4.20%, 11/15/2027		2,647,488	2,455,546
Lennar Corp.
4.75%, 11/29/2027		4,275,000	5,052,195
4.88%, 12/15/2023		510,000	563,550
Live Nation Entertainment, Inc.
4.75%, 10/15/2027(2)		1,819,000	1,867,322
Magna International, Inc.
4.15%, 10/01/2025		665,000	761,910
Marriott International, Inc.
4.63%, 06/15/2030		1,174,000	1,376,964
Marriott International, Inc./MD
3.13%, 02/15/2023		1,360,000	1,404,295
3.60%, 04/15/2024		2,400,000	2,558,213
3.75%, 10/01/2025		880,000	952,693
5.75%, 05/01/2025		13,280,000	15,530,765
Marriott Ownership Resorts, Inc.
6.13%, 09/15/2025(2)		590,000	628,350
MDC Holdings, Inc.
6.00%, 01/15/2043		1,760,000	2,359,359
Melco Resorts Finance Ltd.
5.38%, 12/04/2029(2)		2,900,000	3,010,488
5.63%, 07/17/2027(2)		400,000	421,210
MGM China Holdings Ltd.
5.25%, 06/18/2025(2)		2,100,000	2,178,120
5.88%, 05/15/2026(2)		700,000	739,858
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027(2)		9,040,000	9,718,000
Mitchells & Butlers Finance Plc
0.67% (3 Month LIBOR USD + 0.45%), 12/15/2030(1)		8,653,750	7,752,243
6.01%, 12/15/2028	GBP	303,403	439,622

New Red Finance, Inc.
3.50%, 02/15/2029(2)		$3,400,000	3,395,750
4.25%, 05/15/2024(2)		66,000	67,320
Nissan Motor Acceptance Corp.
1.11% (3 Month LIBOR USD + 0.89%), 01/13/2022(1)(2)		791,000	789,314
1.90%, 09/14/2021(2)		650,000	654,492
3.15%, 03/15/2021(2)		400,000	401,772
3.65%, 09/21/2021(2)		300,000	305,226
Nissan Motor Co. Ltd.
3.52%, 09/17/2025(2)		1,400,000	1,500,875
4.35%, 09/17/2027(2)		4,500,000	4,968,396
4.81%, 09/17/2030(2)		42,000,000	47,325,748
NVR, Inc.
3.00%, 05/15/2030		6,227,000	6,811,546
PetSmart, Inc.
5.88%, 06/01/2025(2)		172,000	176,730
QVC, Inc.
4.38%, 03/15/2023		3,320,000	3,484,572
4.45%, 02/15/2025		482,000	514,680
4.85%, 04/01/2024		3,107,000	3,347,793
Ross Stores, Inc.
0.88%, 04/15/2026		1,875,000	1,873,768
1.88%, 04/15/2031		5,120,000	5,137,211
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022		1,870,000	1,877,718
10.88%, 06/01/2023(2)		3,439,000	3,913,169
11.50%, 06/01/2025(2)		9,231,000	10,791,501
Sands China Ltd.
3.80%, 01/08/2026(2)		2,000,000	2,130,920
4.38%, 06/18/2030(2)		1,000,000	1,111,970
4.60%, 08/08/2023		4,200,000	4,460,358
5.13%, 08/08/2025		10,423,000	11,697,316
5.40%, 08/08/2028		2,000,000	2,340,320
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 04/01/2029(2)		1,415,000	1,453,913
Southwest Airlines Co.
5.13%, 06/15/2027		1,458,000	1,733,798
5.25%, 05/04/2025		516,000	597,500
Southwest Airlines Co. 2007-1 Pass Through Trust
6.65%, 08/01/2022		55,531	55,733
Staples, Inc.
7.50%, 04/15/2026(2)		111,000	115,914
Starbucks Corp.
3.80%, 08/15/2025		5,465,000	6,218,088
TJX Companies, Inc.
1.60%, 05/15/2031		4,715,000	4,783,851
Toyota Motor Credit Corp.
2.65%, 04/12/2022		17,580,000	18,094,557
2.95%, 04/13/2021		14,545,000	14,652,474
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030		581,276	551,554
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026		5,607,870	5,548,298
United Airlines 2019-2 Class A Pass Through Trust
2.90%, 05/01/2028		1,467,019	1,402,478
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/2032		916,265	883,639
United Airlines 2020-1 Class A Pass Through Trust
5.88%, 10/15/2027		15,300,000	16,527,706
US Airways 2011-1 Class A Pass Through Trust
7.13%, 10/22/2023		1,316,943	1,209,172
US Airways 2013-1 Class A Pass Through Trust
3.95%, 11/15/2025		1,315,013	1,216,888
Vail Resorts, Inc.
6.25%, 05/15/2025(2)		330,000	352,275
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023(2)		15,185,000	15,269,388
1.63%, 11/24/2027(2)		4,030,000	4,063,068
2.50%, 09/24/2021(2)		2,350,000	2,384,998
2.70%, 09/26/2022(2)		6,040,000	6,261,720
2.85%, 09/26/2024(2)		2,640,000	2,819,029
3.20%, 09/26/2026(2)		2,970,000	3,281,303
3.35%, 05/13/2025(2)		16,230,000	17,839,020
4.63%, 11/13/2025(2)		6,525,000	7,602,595
Volkswagen Leasing GmbH
1.63%, 08/15/2025	EUR	550,000	713,452
Walgreens Boots Alliance, Inc.
4.80%, 11/18/2044		$926,000	1,050,309
Wyndham Destinations, Inc.
3.90%, 03/01/2023		1,170,000	1,193,400
4.25%, 03/01/2022		40,000	40,900
5.65%, 04/01/2024		72,000	77,760
6.00%, 04/01/2027		6,035,000	6,759,200
6.60%, 10/01/2025		1,120,000	1,265,600
Wynn Macau Ltd.
5.13%, 12/15/2029(2)		600,000	612,750
5.50%, 01/15/2026(2)		2,600,000	2,704,000
5.50%, 10/01/2027(2)		2,000,000	2,074,600
Yum! Brands, Inc.
4.75%, 01/15/2030(2)		750,000	822,375
7.75%, 04/01/2025(2)		1,050,000	1,162,875

Total Consumer, Cyclical			768,121,529

Consumer, Non-cyclical – 5.52%
AA Bond Co. Ltd.
2.88%, 01/31/2022	GBP	5,547,000	7,580,516
AbbVie, Inc.
2.85%, 05/14/2023		$1,000,000	1,051,502
2.95%, 11/21/2026		5,430,000	6,006,523
3.20%, 11/21/2029		1,270,000	1,422,563
3.45%, 03/15/2022		29,820,000	30,753,928
3.80%, 03/15/2025		3,618,000	4,035,484
4.05%, 11/21/2039		6,934,000	8,365,852
4.25%, 11/14/2028		4,500,000	5,401,328
4.25%, 11/21/2049		20,370,000	25,531,131
4.40%, 11/06/2042		1,994,000	2,500,340
4.45%, 05/14/2046		5,880,000	7,468,678
4.70%, 05/14/2045		5,020,000	6,556,860
4.88%, 11/14/2048		10,355,000	13,985,455
Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/2027(2)		4,985,000	5,339,234

Aetna, Inc.
2.80%, 06/15/2023	2,000,000	2,104,184
3.50%, 11/15/2024	3,370,000	3,698,188
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
7.50%, 03/15/2026(2)	1,640,000	1,835,242
Amgen, Inc.
4.40%, 05/01/2045	6,151,000	7,803,890
Anheuser-Busch InBev Worldwide, Inc.
4.50%, 06/01/2050	14,022,000	17,643,545
4.60%, 04/15/2048	5,200,000	6,569,398
4.90%, 02/01/2046	2,455,000	3,195,048
Anthem, Inc.
2.25%, 05/15/2030	2,945,000	3,126,238
3.65%, 12/01/2027	2,580,000	2,973,996
4.38%, 12/01/2047	1,000,000	1,286,790
Ascension Health
3.95%, 11/15/2046	825,000	1,061,875
Ashtead Capital, Inc.
5.25%, 08/01/2026(2)	4,585,000	4,854,369
B&G Foods, Inc.
5.25%, 09/15/2027	1,390,000	1,477,848
Bacardi Ltd.
4.70%, 05/15/2028(2)	2,047,000	2,427,357
5.30%, 05/15/2048(2)	2,730,000	3,780,949
Banner Health
3.18%, 01/01/2050	543,000	600,419
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	8,700,000	9,687,584
BAT Capital Corp.
2.73%, 03/25/2031	29,370,000	30,402,107
3.56%, 08/15/2027	15,740,000	17,519,465
4.54%, 08/15/2047	10,555,000	11,702,780
BAT International Finance Plc
1.67%, 03/25/2026	1,870,000	1,913,713
Bausch Health Americas, Inc.
8.50%, 01/31/2027(2)	1,395,000	1,551,477
Bausch Health Companies, Inc.
7.00%, 03/15/2024(2)	8,000,000	8,230,000
Bayer US Finance II LLC
2.75%, 07/15/2021(2)	3,100,000	3,138,295
3.38%, 07/15/2024(2)	915,000	989,090
4.25%, 12/15/2025(2)	5,060,000	5,782,766
4.38%, 12/15/2028(2)	6,085,000	7,154,111
4.40%, 07/15/2044(2)	4,200,000	4,753,061
4.88%, 06/25/2048(2)	11,025,000	14,176,601
Bayer US Finance LLC
3.38%, 10/08/2024(2)	5,000,000	5,456,290
Becton Dickinson & Co.
2.82%, 05/20/2030	10,385,000	11,407,951
3.36%, 06/06/2024	4,520,000	4,912,791
3.70%, 06/06/2027	15,227,000	17,468,183
3.73%, 12/15/2024	1,560,000	1,729,260
3.79%, 05/20/2050	5,285,000	6,266,545
4.67%, 06/06/2047	3,490,000	4,575,224
7.00%, 08/01/2027	361,000	460,492
Bon Secours Mercy Health, Inc.
2.10%, 06/01/2031	6,740,000	6,941,917
3.21%, 06/01/2050	4,000,000	4,268,971
Bristol-Myers Squibb Co.
5.25%, 08/15/2043	1,940,000	2,780,340
Cardinal Health, Inc.
3.75%, 09/15/2025	3,935,000	4,441,461
4.37%, 06/15/2047	4,120,000	4,846,118
4.50%, 11/15/2044	905,000	1,058,285
4.90%, 09/15/2045	960,000	1,180,149
Centene Corp.
3.00%, 10/15/2030	21,298,000	22,573,750
3.38%, 02/15/2030	8,485,000	8,926,984
4.25%, 12/15/2027	14,005,000	14,845,300
4.63%, 12/15/2029	4,275,000	4,746,148
5.38%, 06/01/2026(2)	3,100,000	3,269,601
5.38%, 08/15/2026(2)	5,000,000	5,281,250
Chobani LLC
4.63%, 11/15/2028(2)	2,550,000	2,588,250
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027(2)	17,710,000	19,042,677
6.00%, 01/15/2029(2)	3,730,000	4,029,370
6.63%, 02/15/2025(2)	3,869,000	4,072,045
8.00%, 03/15/2026(2)	4,312,000	4,646,180
8.63%, 01/15/2024(2)	8,172,000	8,519,310
Cigna Corp.
3.40%, 03/01/2027	6,858,000	7,731,891
3.40%, 03/15/2050	12,700,000	14,264,364
4.38%, 10/15/2028	15,030,000	18,158,637
4.50%, 02/25/2026	16,415,000	19,238,998
4.80%, 08/15/2038	3,350,000	4,359,232
4.90%, 12/15/2048	8,640,000	11,861,572
CommonSpirit Health
1.55%, 10/01/2025	5,300,000	5,442,912
2.78%, 10/01/2030	5,115,000	5,412,085
3.35%, 10/01/2029	3,390,000	3,720,664
3.91%, 10/01/2050	8,700,000	9,681,822
Constellation Brands, Inc.
3.75%, 05/01/2050	5,000,000	5,876,629
CoStar Group, Inc.
2.80%, 07/15/2030(2)	1,000,000	1,038,472
CVS Health Corp.
1.30%, 08/21/2027	4,125,000	4,142,376
1.88%, 02/28/2031	4,335,000	4,379,375
2.70%, 08/21/2040	1,640,000	1,656,707
3.25%, 08/15/2029	6,270,000	7,073,807
4.25%, 04/01/2050	5,265,000	6,574,416
4.75%, 12/01/2022(2)	56,000	59,951
5.05%, 03/25/2048	32,635,000	44,160,845
5.13%, 07/20/2045	2,475,000	3,327,285
CVS Pass-Through Trust
5.77%, 01/10/2033(2)	62,720	73,659
5.77%, 01/10/2033	2,303,191	2,704,879
6.04%, 12/10/2028	1,257,221	1,460,344

CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(2)		10,226,061	11,309,836
DP World Crescent Ltd.
4.85%, 09/26/2028		1,250,000	1,451,563
Elanco Animal Health, Inc.
5.27%, 08/28/2023		2,840,000	3,102,700
5.90%, 08/28/2028		4,195,000	4,950,100
Encompass Health Corp.
4.75%, 02/01/2030		3,977,000	4,260,361
Equifax, Inc.
3.60%, 08/15/2021		2,285,000	2,327,568
ERAC USA Finance LLC
3.80%, 11/01/2025(2)		4,605,000	5,182,007
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050		8,105,000	8,999,807
Ford Foundation
2.82%, 06/01/2070		880,000	939,730
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/2031(2)		20,000,000	20,315,197
Fresenius Medical Care US Finance, Inc.
5.75%, 02/15/2021(2)		570,000	573,165
G4S International Finance Plc
1.50%, 01/09/2023	EUR	100,000	122,351
General Mills, Inc.
3.20%, 04/16/2021		$1,645,000	1,657,658
George Washington University
3.55%, 09/15/2046		740,000	834,849
Gilead Sciences, Inc.
4.60%, 09/01/2035		3,961,000	5,111,158
GlaxoSmithKline Capital Plc
0.53%, 10/01/2023		35,910,000	36,047,505
Greene King Finance Plc
4.06%, 03/15/2035	GBP	3,597,750	5,266,176
5.11%, 03/15/2034		450,000	704,134
Hackensack Meridian Health, Inc.
2.88%, 09/01/2050		$6,060,000	6,240,373
HCA, Inc.
3.50%, 09/01/2030		3,700,000	3,929,478
4.13%, 06/15/2029		7,760,000	8,998,002
4.50%, 02/15/2027		4,000,000	4,651,248
5.00%, 03/15/2024		7,416,000	8,341,600
5.13%, 06/15/2039		3,000,000	3,834,083
5.25%, 04/15/2025		5,314,000	6,203,894
5.25%, 06/15/2049		29,105,000	38,380,519
5.88%, 05/01/2023		844,000	927,345
7.50%, 11/06/2033		1,035,000	1,438,650
Hologic, Inc.
4.63%, 02/01/2028(2)		3,215,000	3,411,919
Humana, Inc.
3.15%, 12/01/2022		1,302,000	1,359,811
3.85%, 10/01/2024		4,014,000	4,441,733
3.95%, 03/15/2027		16,255,000	18,701,359
4.88%, 04/01/2030		7,665,000	9,572,321
IHS Markit Ltd.
4.00%, 03/01/2026(2)		1,500,000	1,718,400
4.25%, 05/01/2029		2,585,000	3,140,413
4.75%, 02/15/2025(2)		3,900,000	4,475,640
4.75%, 08/01/2028		3,425,000	4,217,990
5.00%, 11/01/2022(2)		4,356,000	4,657,549
Imperial Brands Finance Plc
3.50%, 07/26/2026(2)		5,200,000	5,754,304
Integris Baptist Medical Center, Inc.
3.88%, 08/15/2050		7,000,000	8,197,297
IQVIA, Inc.
2.88%, 09/15/2025(2)	EUR	100,000	123,448
2.88%, 06/15/2028		4,000,000	5,043,704
JBS USA LUX SA / JBS USA Finance, Inc.
6.75%, 02/15/2028(2)		$2,130,000	2,393,055
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.50%, 01/15/2030(2)		5,532,000	6,354,940
6.50%, 04/15/2029(2)		735,000	855,613
Kaiser Foundation Hospitals
4.88%, 04/01/2042		3,545,000	4,857,339
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(2)		8,765,000	9,050,564
Kraft Heinz Foods Co.
3.00%, 06/01/2026		2,108,000	2,200,818
3.88%, 05/15/2027(2)		16,583,000	17,859,116
4.25%, 03/01/2031(2)		11,316,000	12,611,128
4.38%, 06/01/2046		36,941,000	39,907,831
4.88%, 10/01/2049(2)		8,110,000	9,446,346
5.00%, 06/04/2042		8,171,000	9,573,960
5.50%, 06/01/2050(2)		1,086,000	1,365,963
Kroger Co.
5.40%, 01/15/2049		3,561,000	5,153,423
Merck & Co., Inc.
2.45%, 06/24/2050		4,355,000	4,499,808
Methodist Hospital
2.71%, 12/01/2050		6,060,000	6,169,276
Molina Healthcare, Inc.
3.88%, 11/15/2030(2)		513,000	550,193
4.38%, 06/15/2028(2)		4,418,000	4,649,945
5.38%, 11/15/2022		1,913,000	2,025,389
Moody’s Corp.
3.25%, 05/20/2050		52,000	57,608
Mylan, Inc.
5.20%, 04/15/2048		1,145,000	1,506,321
5.40%, 11/29/2043		1,290,000	1,702,088
NBM US Holdings, Inc.
7.00%, 05/14/2026(2)		8,095,000	8,813,512
Nestle Holdings, Inc.
0.38%, 01/15/2024(2)		19,580,000	19,590,436
New York & Presbyterian Hospital
3.56%, 08/01/2036		2,630,000	2,916,932
NYU Langone Hospitals
4.43%, 07/01/2042		2,000,000	2,244,909
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/2028(2)		944,000	995,920
7.38%, 06/01/2025(2)		386,000	411,090

Partners Healthcare System, Inc.
3.34%, 07/01/2060		4,375,000	4,984,973
PepsiCo, Inc.
0.40%, 10/07/2023		2,043,000	2,054,098
Perrigo Finance Unlimited Co.
3.15%, 06/15/2030		9,205,000	9,832,663
3.90%, 12/15/2024		3,800,000	4,172,128
4.38%, 03/15/2026		13,577,000	15,361,864
Pilgrim’s Pride Corp.
5.88%, 09/30/2027(2)		530,000	574,843
Pomona College
2.89%, 01/01/2051		7,120,000	7,640,768
Post Holdings, Inc.
4.63%, 04/15/2030(2)		2,260,000	2,377,430
5.00%, 08/15/2026(2)		1,570,000	1,621,025
5.75%, 03/01/2027(2)		3,220,000	3,409,175
Refinitiv US Holdings, Inc.
4.50%, 05/15/2026	EUR	1,200,000	1,541,111
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030		$4,768,000	4,692,459
2.80%, 09/15/2050		1,900,000	1,839,228
RELX Capital, Inc.
3.00%, 05/22/2030		1,142,000	1,267,425
Reynolds American, Inc.
4.45%, 06/12/2025		10,905,000	12,418,418
5.70%, 08/15/2035		3,650,000	4,609,908
5.85%, 08/15/2045		9,235,000	11,792,931
Rockefeller Foundation
2.49%, 10/01/2050		16,500,000	17,152,040
Shanghai Port Group BVI Development 2 Co. Ltd.
2.38%, 07/13/2030		1,910,000	1,920,626
Shanghai Port Group BVI Development Co. Ltd.
2.85%, 09/11/2029		3,765,000	3,958,483
3.38%, 06/18/2029		4,690,000	5,063,823
Shift4 Payments LLC
4.63%, 11/01/2026(2)		1,140,000	1,185,600
Smithfield Foods, Inc.
3.00%, 10/15/2030(2)		925,000	978,721
4.25%, 02/01/2027(2)		1,290,000	1,432,522
Spectrum Brands, Inc.
6.13%, 12/15/2024		500,000	510,625
Sutter Health
2.29%, 08/15/2030		7,400,000	7,743,164
3.16%, 08/15/2040		4,700,000	4,984,771
3.36%, 08/15/2050		11,400,000	12,386,406
Tenet Healthcare Corp.
4.63%, 07/15/2024		61,000	62,526
4.63%, 09/01/2024(2)		4,500,000	4,646,250
4.88%, 01/01/2026(2)		4,987,000	5,216,951
7.50%, 04/01/2025(2)		2,325,000	2,540,063
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/2022		1,350,000	1,346,625
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 03/31/2023	EUR	300,000	353,338
3.25%, 04/15/2022		1,300,000	1,607,997
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021		$11,174,000	11,146,065
2.80%, 07/21/2023		4,490,000	4,445,100
3.15%, 10/01/2026		10,685,000	10,271,063
4.10%, 10/01/2046		7,075,000	6,296,750
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/2031(2)		2,915,000	3,056,139
3.38%, 03/22/2027(2)		2,635,000	2,930,618
Unilever Capital Corp.
2.60%, 05/05/2024		14,345,000	15,284,660
3.00%, 03/07/2022		5,625,000	5,804,669
UnitedHealth Group, Inc.
2.00%, 05/15/2030		2,695,000	2,857,172
2.75%, 05/15/2040		5,320,000	5,761,574
2.90%, 05/15/2050		6,000,000	6,629,964
3.50%, 08/15/2039		1,430,000	1,698,867
3.88%, 12/15/2028		1,070,000	1,282,546
3.88%, 08/15/2059		1,367,000	1,766,029
4.20%, 01/15/2047		1,288,000	1,698,301
4.25%, 06/15/2048		5,000,000	6,665,265
4.75%, 07/15/2045		1,712,000	2,410,826
Universal Health Services, Inc.
5.00%, 06/01/2026(2)		7,497,000	7,740,653
US Renal Care, Inc.
10.63%, 07/15/2027(2)		558,000	616,590
Utah Acquisition Sub, Inc.
5.25%, 06/15/2046		14,310,000	18,719,282
Verisk Analytics, Inc.
4.13%, 03/15/2029		3,835,000	4,606,478
Viatris, Inc.
4.00%, 06/22/2050(2)		8,745,000	10,001,572
William Marsh Rice University
3.77%, 05/15/2055		2,100,000	2,811,326
Yili Holding Investment Ltd.
1.63%, 11/19/2025		6,000,000	6,001,119
Zimmer Biomet Holdings, Inc.
0.99% (3 Month LIBOR USD + 0.75%), 03/19/2021(1)		448,000	448,000

Total Consumer, Non-cyclical			1,423,087,618

Diversified – 0.02%
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(2)		4,609,399	5,227,053

Total Diversified			5,227,053

Energy – 2.76%
Aker BP ASA
2.88%, 01/15/2026(2)		1,685,000	1,719,204
3.00%, 01/15/2025(2)		1,645,000	1,726,099
3.75%, 01/15/2030(2)		12,135,000	12,739,152
4.00%, 01/15/2031(2)		6,740,000	7,297,137
5.88%, 03/31/2025(2)		4,870,000	5,044,818
Antero Resources Corp.
5.00%, 03/01/2025		5,461,000	5,187,950
5.13%, 12/01/2022		1,006,000	1,003,384
8.38%, 07/15/2026(2)		1,250,000	1,275,862

Boardwalk Pipelines LP
3.38%, 02/01/2023	330,000	344,307
3.40%, 02/15/2031	8,651,000	9,021,700
4.95%, 12/15/2024	2,655,000	2,962,706
5.95%, 06/01/2026	8,415,000	9,950,444
BP Capital Markets America, Inc.
2.11%, 09/16/2021	5,210,000	5,268,719
3.00%, 02/24/2050	1,280,000	1,309,290
3.63%, 04/06/2030	11,060,000	12,860,631
4.74%, 03/11/2021	3,025,000	3,049,585
Cameron LNG LLC
2.90%, 07/15/2031(2)	1,630,000	1,784,009
3.30%, 01/15/2035(2)	1,785,000	2,012,799
3.70%, 01/15/2039(2)	1,330,000	1,497,797
Canadian Natural Resources Ltd.
3.85%, 06/01/2027	890,000	998,254
6.25%, 03/15/2038	1,345,000	1,804,104
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	16,815,000	18,710,481
5.13%, 06/30/2027	2,500,000	2,956,411
5.88%, 03/31/2025	3,220,000	3,746,745
Cheniere Energy Partners LP
5.25%, 10/01/2025	510,000	523,387
Cheniere Energy, Inc.
4.63%, 10/15/2028(2)	5,005,000	5,255,250
Continental Resources, Inc.
3.80%, 06/01/2024	4,910,000	5,057,300
5.75%, 01/15/2031(2)	4,105,000	4,556,468
DCP Midstream Operating LP
6.75%, 09/15/2037(2)	1,830,000	1,976,400
8.13%, 08/16/2030	205,000	261,887
Diamondback Energy, Inc.
2.88%, 12/01/2024	4,750,000	4,992,091
3.25%, 12/01/2026	4,940,000	5,273,048
5.38%, 05/31/2025	7,025,000	7,312,996
Energy Transfer Operating LP
2.90%, 05/15/2025	6,950,000	7,351,414
4.05%, 03/15/2025	415,000	455,169
4.50%, 04/15/2024	985,000	1,077,121
4.65%, 06/01/2021	860,000	866,449
4.75%, 01/15/2026	4,720,000	5,339,359
4.95%, 06/15/2028	7,845,000	9,038,561
5.00%, 05/15/2050	4,179,000	4,518,480
5.15%, 03/15/2045	700,000	757,549
5.25%, 04/15/2029	2,155,000	2,514,970
5.50%, 06/01/2027	4,105,000	4,835,865
5.88%, 01/15/2024	3,180,000	3,573,585
6.00%, 06/15/2048	3,990,000	4,742,156
6.25%, 04/15/2049	7,520,000	9,083,128
6.50%, 02/01/2042	1,000,000	1,218,588
Energy Transfer Partners LP
4.50%, 11/01/2023	2,385,000	2,580,649
5.00%, 10/01/2022	1,600,000	1,697,819
5.88%, 03/01/2022	1,521,000	1,590,216
ENI SpA
4.75%, 09/12/2028(2)	4,075,000	4,980,878
EQT Corp.
3.90%, 10/01/2027	223,000	221,539
5.00%, 01/15/2029	1,355,000	1,428,604
8.75%, 02/01/2030	1,175,000	1,436,437
Equinor ASA
3.70%, 04/06/2050	4,490,000	5,401,232
Exxon Mobil Corp.
3.48%, 03/19/2030	2,765,000	3,217,769
4.23%, 03/19/2040	2,505,000	3,113,650
4.33%, 03/19/2050	12,045,000	15,625,605
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/2022	3,400,000	3,561,384
Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/2022	3,000,000	3,160,980
6.51%, 03/07/2022	4,045,000	4,292,311
Gray Oak Pipeline LLC
2.00%, 09/15/2023(2)	510,000	517,901
2.60%, 10/15/2025(2)	1,575,000	1,622,955
3.45%, 10/15/2027(2)	1,420,000	1,482,605
Hess Corp.
4.30%, 04/01/2027	4,305,000	4,744,465
5.60%, 02/15/2041	11,125,000	13,559,505
KazMunayGas National Co. JSC
5.38%, 04/24/2030	1,367,000	1,685,085
5.75%, 04/19/2047	1,587,000	2,126,659
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042	30,000	34,883
Kinder Morgan, Inc.
4.30%, 06/01/2025	14,500,000	16,541,459
5.05%, 02/15/2046	150,000	183,570
5.30%, 12/01/2034	2,450,000	3,017,310
5.55%, 06/01/2045	960,000	1,231,981
Leviathan Bond Ltd.
6.13%, 06/30/2025(2)	2,440,000	2,677,900
6.13%, 06/30/2025(2)	6,075,000	6,667,313
MPLX LP
4.25%, 12/01/2027	5,655,000	6,637,275
5.25%, 01/15/2025	390,000	400,237
NGL Energy Partners LP
7.50%, 04/15/2026	1,850,000	1,147,000
Noble Holding International Ltd.
7.88%, 02/01/2026(2)(6)	306,000	122,400
NuStar Logistics LP
5.75%, 10/01/2025	2,345,000	2,497,425
Occidental Petroleum Corp.
1.67% (3 Month LIBOR USD + 1.45%), 08/15/2022(1)	313,000	306,740
2.90%, 08/15/2024	8,795,000	8,465,187
5.55%, 03/15/2026	2,820,000	2,943,911
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 12/01/2021	50,408	48,141
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022	32,292	30,516
ONEOK, Inc.
4.25%, 02/01/2022	470,000	483,772

Pertamina Persero PT
3.10%, 08/27/2030(2)		3,063,000	3,269,679
Petrobras Global Finance BV
5.09%, 01/15/2030		7,528,000	8,412,540
6.25%, 12/14/2026	GBP	4,359,000	7,070,262
6.90%, 03/19/2049		$7,695,000	9,753,412
Petroleos de Venezuela SA
5.38%, 04/12/2027(6)		2,052,000	71,820
5.50%, 04/12/2037(6)		2,500,000	85,000
6.00%, 05/16/2024(6)		2,312,000	80,920
6.00%, 11/15/2026(6)		4,600,000	161,000
9.00%, 11/17/2021(6)		200,000	7,000
9.75%, 05/17/2035(6)		830,000	28,220
Petroleos del Peru SA
4.75%, 06/19/2032		2,378,000	2,741,834
Petroleos Mexicanos
5.35%, 02/12/2028		274,000	270,235
5.95%, 01/28/2031		8,650,000	8,628,375
6.49%, 01/23/2027		1,540,000	1,626,240
6.50%, 03/13/2027		1,566,000	1,649,296
6.50%, 01/23/2029		21,083,000	21,794,762
6.63%, 06/15/2035		940,000	930,600
6.75%, 09/21/2047		13,741,000	12,882,187
6.84%, 01/23/2030		7,010,000	7,337,928
6.95%, 01/28/2060		3,895,000	3,657,794
7.69%, 01/23/2050		3,502,000	3,530,891
Petronas Capital Ltd.
4.55%, 04/21/2050(2)		1,400,000	1,868,594
Plains All American Pipeline LP
3.55%, 12/15/2029		800,000	836,787
3.80%, 09/15/2030		1,805,000	1,939,438
4.30%, 01/31/2043		4,600,000	4,519,777
4.50%, 12/15/2026		1,168,000	1,307,932
4.65%, 10/15/2025		1,500,000	1,676,636
4.70%, 06/15/2044		4,290,000	4,442,340
4.90%, 02/15/2045		390,000	413,332
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/2027		3,400,000	3,546,357
Reliance Industries Ltd.
3.67%, 11/30/2027		4,115,000	4,593,345
4.13%, 01/28/2025		1,385,000	1,536,810
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024		243,879	269,489
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027		218,106	252,460
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028(2)		490,000	548,805
Rockies Express Pipeline LLC
4.95%, 07/15/2029(2)		2,700,000	2,808,324
6.88%, 04/15/2040(2)		2,535,000	2,758,967
Ruby Pipeline LLC
7.75%, 04/01/2022(2)		3,143,939	3,112,145
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030(2)		10,555,000	12,504,391
5.00%, 03/15/2027		6,865,000	8,091,565
5.63%, 03/01/2025		18,735,000	21,847,285
5.75%, 05/15/2024		2,982,000	3,408,822
5.88%, 06/30/2026		6,040,000	7,301,421
6.25%, 03/15/2022		2,225,000	2,341,644
Saudi Arabian Oil Co.
1.25%, 11/24/2023(2)		9,000,000	9,115,143
2.25%, 11/24/2030(2)		1,200,000	1,221,310
3.25%, 11/24/2050(2)		16,630,000	16,832,900
3.50%, 04/16/2029(2)		6,300,000	6,999,170
4.25%, 04/16/2039		200,000	234,217
Seven Generations Energy Ltd.
5.38%, 09/30/2025(2)		3,110,000	3,164,425
Shell International Finance BV
4.38%, 05/11/2045		1,000,000	1,315,544
Southern Gas Corridor CJSC
6.88%, 03/24/2026		1,884,000	2,276,437
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(2)		1,000,000	1,165,980
Sunoco Logistics Partners Operations LP
4.00%, 10/01/2027		17,750,000	19,415,702
5.35%, 05/15/2045		2,250,000	2,490,806
5.40%, 10/01/2047		17,719,000	19,957,557
Tallgrass Energy Partners LP
7.50%, 10/01/2025(2)		2,785,000	3,006,658
Targa Resources Partners LP
6.88%, 01/15/2029		3,163,000	3,562,329
TC PipeLines LP
4.38%, 03/13/2025		6,000,000	6,765,922
Tengizchevroil Finance Co. International Ltd.
4.00%, 08/15/2026		5,100,000	5,663,020
Texas Eastern Transmission LP
2.80%, 10/15/2022(2)		6,320,000	6,532,416
Thaioil Treasury Center Co. Ltd.
4.63%, 11/20/2028		1,020,000	1,184,781
Topaz Solar Farms LLC
4.88%, 09/30/2039(2)		472,005	513,362
5.75%, 09/30/2039(2)		3,603,689	4,124,286
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030		1,610,000	1,803,185
4.00%, 03/15/2028		5,410,000	6,240,537
4.60%, 03/15/2048		3,995,000	4,842,108
TransMontaigne Partners LP
6.13%, 02/15/2026		540,000	542,700
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024(2)		1,256,400	1,218,708
Transocean Pontus Ltd.
6.13%, 08/01/2025(2)		1,939,080	1,842,107
Transocean Poseidon Ltd.
6.88%, 02/01/2027(2)		2,280,000	2,074,800
Transocean Proteus Ltd.
6.25%, 12/01/2024(2)		464,400	435,956
Transocean, Inc.
7.25%, 11/01/2025(2)		100,000	51,000
8.00%, 02/01/2027(2)		70,000	33,600

USA Compression Partners LP
6.88%, 04/01/2026		495,000	517,275
6.88%, 09/01/2027		1,310,000	1,398,530
Valero Energy Corp.
2.15%, 09/15/2027		1,915,000	1,955,852
Valero Energy Partners LP
4.50%, 03/15/2028		5,370,000	6,166,399
Williams Companies, Inc.
3.35%, 08/15/2022		1,000,000	1,039,989
3.90%, 01/15/2025		1,546,000	1,713,835
4.00%, 09/15/2025		420,000	476,773
4.30%, 03/04/2024		175,000	193,025
4.55%, 06/24/2024		6,990,000	7,823,150
4.85%, 03/01/2048		10,536,000	12,930,116
6.30%, 04/15/2040		1,323,000	1,757,406
Woodside Finance Ltd.
3.65%, 03/05/2025(2)		5,610,000	6,047,072
3.70%, 09/15/2026(2)		2,885,000	3,137,460
3.70%, 03/15/2028(2)		2,659,000	2,832,329
4.50%, 03/04/2029(2)		3,845,000	4,289,527
YPF Sociedad Anonima
35.64% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 6.00%), 03/04/2021(1)	ARS	62,240,000	811,647

Total Energy			709,971,789

Financials – 12.03%
AerCap Ireland Capital DAC
3.50%, 05/26/2022		$1,687,000	1,745,156
3.50%, 01/15/2025		2,837,000	3,011,722
3.65%, 07/21/2027		4,920,000	5,359,812
3.88%, 01/23/2028		10,445,000	11,282,970
3.95%, 02/01/2022		12,762,000	13,122,483
4.13%, 07/03/2023		8,300,000	8,888,841
4.63%, 07/01/2022		450,000	473,521
4.88%, 01/16/2024		3,800,000	4,147,253
6.50%, 07/15/2025		740,000	884,464
Aflac, Inc.
3.60%, 04/01/2030		1,615,000	1,899,903
AIA Group Ltd.
3.90%, 04/06/2028(2)		2,945,000	3,336,882
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(2)		8,720,000	9,532,752
4.75%, 10/12/2023(2)		2,019,000	2,220,535
Air Lease Corp.
2.25%, 01/15/2023		735,000	754,609
2.50%, 03/01/2021		648,000	649,974
3.00%, 02/01/2030		4,635,000	4,755,841
3.13%, 12/01/2030		14,900,000	15,483,124
3.25%, 10/01/2029		1,250,000	1,320,022
3.38%, 07/01/2025		5,360,000	5,762,991
3.50%, 01/15/2022		6,690,000	6,884,601
3.88%, 04/01/2021		2,540,000	2,552,751
3.88%, 07/03/2023		4,000,000	4,270,835
4.63%, 10/01/2028		30,000	34,447
Aircastle Ltd.
4.13%, 05/01/2024		5,440,000	5,752,757
5.00%, 04/01/2023		5,090,000	5,425,146
5.13%, 03/15/2021		1,060,000	1,068,448
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/2031		7,175,000	8,204,931
3.80%, 04/15/2026		2,215,000	2,546,319
3.95%, 01/15/2027		3,440,000	3,957,125
3.95%, 01/15/2028		4,952,000	5,749,708
4.30%, 01/15/2026		5,995,000	6,972,260
4.70%, 07/01/2030		575,000	715,363
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025		2,490,000	2,704,118
Allstate Corp.
4.20%, 12/15/2046		1,430,000	1,885,404
Ally Financial, Inc.
3.88%, 05/21/2024		15,000	16,434
4.63%, 03/30/2025		16,915,000	19,276,372
5.13%, 09/30/2024		400,000	461,057
5.75%, 11/20/2025		1,315,000	1,530,663
5.80%, 05/01/2025		9,805,000	11,640,801
8.00%, 11/01/2031		5,000	7,110
8.00%, 11/01/2031		12,113,000	17,770,879
American Campus Communities Operating Partnership LP
2.85%, 02/01/2030		7,225,000	7,560,437
3.30%, 07/15/2026		2,950,000	3,219,256
3.63%, 11/15/2027		3,733,000	4,112,633
3.75%, 04/15/2023		2,000,000	2,113,551
4.13%, 07/01/2024		2,750,000	3,001,070
American International Group, Inc.
3.90%, 04/01/2026		5,715,000	6,515,314
4.20%, 04/01/2028		2,522,000	2,992,942
American Tower Corp.
2.10%, 06/15/2030		4,100,000	4,205,788
Athene Global Funding
2.55%, 11/19/2030(2)		3,300,000	3,300,575
Athene Holding Ltd.
3.50%, 01/15/2031		1,835,000	1,938,111
4.13%, 01/12/2028		11,630,000	12,955,561
Athora Netherlands NV
2.38%, 05/17/2024	EUR	500,000	630,503
Aviation Capital Group LLC
2.88%, 01/20/2022(2)		$8,869,000	8,980,312
3.88%, 05/01/2023(2)		100,000	104,192
4.13%, 08/01/2025(2)		168,000	176,095
4.88%, 10/01/2025(2)		3,007,000	3,248,575
5.50%, 12/15/2024(2)		3,900,000	4,316,834
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025(2)		8,154,000	8,312,843
3.95%, 07/01/2024(2)		3,119,000	3,293,703
4.25%, 04/15/2026(2)		1,525,000	1,642,617
4.38%, 05/01/2026(2)		3,202,000	3,467,791
5.13%, 10/01/2023(2)		19,938,000	21,327,895
5.50%, 01/15/2023(2)		6,425,000	6,831,631
5.50%, 01/15/2026(2)		3,165,000	3,584,908
Banco Bilbao Vizcaya Argentaria SA
8.88% (5 Year Swap Rate EUR + 9.18%), 07/14/2169(1)(4)	EUR	8,800,000	10,970,905

Banco Bradesco SA
3.20%, 01/27/2025(2)		$1,600,000	1,674,016
Banco de Bogota SA
4.38%, 08/03/2027		4,700,000	5,175,922
Banco Nacional de Comercio Exterior SNC/Cayman Islands
3.80% (5 Year CMT Index + 3.00%), 08/11/2026(1)(2)		500,000	501,255
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025(2)		5,395,000	6,198,100
Banco Santander SA
2.75%, 12/03/2030		3,200,000	3,302,610
3.49%, 05/28/2030		2,000,000	2,242,935
5.18%, 11/19/2025		2,400,000	2,813,534
6.75% (5 Year Swap Rate EUR + 6.80%), 07/25/2169(1)(4)	EUR	500,000	644,726
Bangkok Bank PCL
3.73% (5 Year CMT Index + 1.90%), 09/25/2034(1)		$5,000,000	5,203,220
4.45%, 09/19/2028		1,260,000	1,459,090
Bank of America Corp.
1.32% (Secured Overnight Financing Rate + 1.15%), 06/19/2026(1)		5,000,000	5,105,590
1.90% (Secured Overnight Financing Rate + 1.53%), 07/23/2031(1)		17,360,000	17,529,363
1.92% (Secured Overnight Financing Rate + 1.37%), 10/24/2031(1)		9,000,000	9,113,580
2.50% (3 Month LIBOR USD + 0.99%), 02/13/2031(1)		25,075,000	26,616,862
2.59% (Secured Overnight Financing Rate + 2.15%), 04/29/2031(1)		6,285,000	6,734,950
2.68% (Secured Overnight Financing Rate + 1.93%), 06/19/2041(1)		6,000,000	6,241,828
2.83% (Secured Overnight Financing Rate + 1.88%), 10/24/2051(1)		2,150,000	2,238,185
2.88% (3 Month LIBOR USD + 1.19%), 10/22/2030(1)		2,600,000	2,853,600
4.08% (3 Month LIBOR USD + 3.15%), 03/20/2051(1)		8,595,000	10,836,726
4.18%, 11/25/2027		16,659,000	19,320,934
4.25%, 10/22/2026		17,295,000	20,282,180
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(1)		16,470,000	19,602,994
4.45%, 03/03/2026		855,000	996,403
Bank of Ireland Group Plc
4.50%, 11/25/2023(2)		19,613,000	21,463,915
Bank of New York Mellon Corp.
4.70% (5 Year CMT Index + 4.36%), 09/20/2169(1)		451,000	497,363
Barclays Bank Plc
7.63%, 11/21/2022		3,311,000	3,683,214
Barclays Plc
1.60% (3 Month LIBOR USD + 1.38%), 05/16/2024(1)		200,000	202,696
1.65% (3 Month LIBOR USD + 1.43%), 02/15/2023(1)		1,000,000	1,007,152
2.85% (3 Month LIBOR USD + 2.45%), 05/07/2026(1)		5,450,000	5,851,819
3.25%, 02/12/2027	GBP	6,200,000	9,432,094
3.38% (1 Year Swap Rate EUR + 3.70%), 04/02/2025(1)(4)	EUR	1,600,000	2,154,991
3.56% (5 Year CMT Index + 2.90%), 09/23/2035(1)		$18,025,000	19,530,808
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(1)		16,730,000	18,299,746
4.38%, 01/12/2026		2,670,000	3,076,752
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(1)		3,700,000	4,436,702
5.09% (3 Month LIBOR USD + 3.05%), 06/20/2030(1)		1,570,000	1,882,464
5.88% (5 Year Swap Rate GBP + 4.91%), 12/15/2168(1)	GBP	2,400,000	3,380,460
6.13% (5 Year CMT Index + 5.87%), 12/15/2168(1)		$4,700,000	5,064,250
6.38% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 03/15/2169(1)	GBP	4,100,000	6,044,076
7.13% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.58%), 09/15/2169(1)		3,200,000	4,871,713
7.25% (5 Year Swap Rate GBP + 6.46%), 06/15/2169(1)		18,283,000	26,470,870
7.75% (5 Year Swap Rate USD + 4.84%), 12/15/2168(1)		$4,450,000	4,783,750
7.88% (5 Year Swap Rate USD + 6.77%), 12/15/2168(1)		600,000	628,500
7.88% (5 Year Swap Rate GBP + 6.10%), 12/15/2168(1)	GBP	1,200,000	1,743,562
BBVA Bancomer SA
5.13% (5 Year CMT Index + 2.65%), 01/18/2033(1)		$10,200,000	10,990,500
BBVA Bancomer SA/Texas
1.88%, 09/18/2025(2)		9,010,000	9,100,100
Berkshire Hathaway Finance Corp.
4.25%, 01/15/2049		2,595,000	3,441,226
4.40%, 05/15/2042		1,000,000	1,326,589
BGC Partners, Inc.
5.38%, 07/24/2023		380,000	411,091
BNP Paribas SA
4.40%, 08/14/2028(2)		400,000	473,820
7.63% (5 Year Swap Rate USD + 6.31%), 09/30/2169(1)(2)		200,000	202,500
BOC Aviation Ltd.
1.26% (3 Month LIBOR USD + 1.05%), 05/02/2021(1)(2)		600,000	598,860
1.38% (3 Month LIBOR USD + 1.13%), 09/26/2023(1)(2)		500,000	495,597
2.75%, 09/18/2022(2)		300,000	306,108
Boston Properties LP
2.75%, 10/01/2026		9,075,000	9,891,557
3.25%, 01/30/2031		14,015,000	15,443,077
3.85%, 02/01/2023		3,245,000	3,452,090
Brixmor Operating Partnership LP
1.26% (3 Month LIBOR USD + 1.05%), 02/01/2022(1)		4,860,000	4,854,817
3.65%, 06/15/2024		3,624,000	3,934,828
3.85%, 02/01/2025		1,680,000	1,839,851
3.90%, 03/15/2027		7,198,000	8,009,660
4.05%, 07/01/2030		5,460,000	6,263,586
4.13%, 06/15/2026		2,980,000	3,375,774
4.13%, 05/15/2029		12,860,000	14,786,158
Brookfield Finance, Inc.
4.70%, 09/20/2047		408,000	515,480
Capital One Bank USA N.A.
3.38%, 02/15/2023		1,920,000	2,029,818
Capital One Financial Corp.
3.65%, 05/11/2027		9,310,000	10,658,695
3.80%, 01/31/2028		8,795,000	10,163,244
4.20%, 10/29/2025		195,000	222,401
4.25%, 04/30/2025		2,880,000	3,286,649
CBL & Associates LP
5.95%, 12/15/2026(6)		708,000	279,660
CBRE Services, Inc.
4.88%, 03/01/2026		445,000	526,340
CDBL Funding 2
3.00%, 08/01/2022		1,700,000	1,741,562
Charles Schwab Corp.
5.38% (5 Year CMT Index + 4.97%), 09/01/2169(1)		1,049,000	1,168,324
China Construction Bank New Zealand Ltd.
0.98% (3 Month LIBOR USD + 0.75%), 12/20/2021(1)		7,100,000	7,103,484
CIT Bank N.A.
2.97% (Secured Overnight Financing Rate + 1.72%), 09/27/2025(1)		1,700,000	1,780,750
CIT Group, Inc.
4.13%, 03/09/2021		148,000	148,444
5.00%, 08/15/2022		250,000	265,000

Citigroup, Inc.
2.57% (Secured Overnight Financing Rate + 2.11%), 06/03/2031(1)		8,975,000	9,560,761
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(1)		1,290,000	1,339,988
3.11% (Secured Overnight Financing Rate + 2.75%), 04/08/2026(1)		5,200,000	5,680,223
4.13%, 07/25/2028		1,675,000	1,958,658
4.41% (Secured Overnight Financing Rate + 3.91%), 03/31/2031(1)		6,395,000	7,749,227
CNO Financial Group, Inc.
5.25%, 05/30/2025		6,110,000	7,091,052
5.25%, 05/30/2029		3,840,000	4,633,727
Cooperatieve Rabobank UA
4.38%, 08/04/2025		1,225,000	1,397,780
6.63% (5 Year Swap Rate EUR + 6.70%), 06/29/2169(1)(4)	EUR	6,000,000	7,519,011
Corporate Office Properties LP
2.25%, 03/15/2026		$3,300,000	3,439,396
CPI Property Group SA
1.63%, 04/23/2027	EUR	100,000	125,319
Credit Agricole SA
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)		$21,168,000	23,666,210
4.38%, 03/17/2025(2)		1,717,000	1,927,102
6.50% (5 Year Swap Rate EUR + 5.12%), 06/23/2169(1)	EUR	300,000	374,466
Credit Suisse AG
6.50%, 08/08/2023(2)		$1,400,000	1,574,698
Credit Suisse Group AG
2.19% (Secured Overnight Financing Rate + 2.04%), 06/05/2026(1)(2)		13,700,000	14,314,309
2.59% (Secured Overnight Financing Rate + 1.56%), 09/11/2025(1)(2)		8,255,000	8,685,043
4.19% (Secured Overnight Financing Rate + 3.73%), 04/01/2031(1)(2)		21,290,000	25,028,841
6.25% (5 Year Swap Rate USD + 3.46%), 12/18/2168(1)(2)		700,000	764,663
7.13% (5 Year Swap Rate USD + 5.11%), 07/29/2169(1)		900,000	950,625
7.25% (5 Year CMT Index + 4.33%), 03/12/2169(1)(2)		400,000	450,093
7.50% (5 Year Swap Rate USD + 4.60%), 01/17/2169(1)(2)		1,400,000	1,526,000
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2169(1)(2)		800,000	889,400
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2169(1)		1,400,000	1,556,450
Crown Castle International Corp.
3.30%, 07/01/2030		1,085,000	1,213,768
3.65%, 09/01/2027		7,580,000	8,554,423
3.80%, 02/15/2028		3,220,000	3,709,625
4.15%, 07/01/2050		215,000	260,872
4.30%, 02/15/2029		11,875,000	14,096,992
4.45%, 02/15/2026		7,275,000	8,415,961
CTR Partnership LP
5.25%, 06/01/2025		194,000	200,684
CyrusOne LP
1.45%, 01/22/2027	EUR	1,300,000	1,605,839
2.15%, 11/01/2030		$10,250,000	9,990,573
Danske Bank
1.62% (1 Year CMT Index + 1.35%), 09/11/2026(1)(2)		20,000,000	20,085,943
3.00% (3 Month LIBOR USD + 1.25%), 09/20/2022(1)(2)		8,535,000	8,669,869
3.24% (3 Month LIBOR USD + 1.59%), 12/20/2025(1)(2)		9,618,000	10,290,304
3.88%, 09/12/2023(2)		2,003,000	2,158,133
5.00%, 01/12/2022(2)		7,540,000	7,871,283
5.38%, 01/12/2024(2)		9,455,000	10,665,300
Deutsche Bank AG
0.11% (3 Month EURIBOR + 0.65%), 09/10/2021(1)(4)	EUR	1,700,000	2,079,945
1.63%, 01/20/2027		14,200,000	18,097,602
1.75%, 01/17/2028		6,400,000	8,223,780
2.63%, 12/16/2024	GBP	900,000	1,296,529
2.63%, 02/12/2026	EUR	15,800,000	21,147,734
4.25%, 10/14/2021		$3,000,000	3,076,251
Deutsche Bank AG/New York NY
1.03% (3 Month LIBOR USD + 0.82%), 01/22/2021(1)		21,400,000	21,402,454
1.41% (3 Month LIBOR USD + 1.19%), 11/16/2022(1)		100,000	100,199
1.51% (3 Month LIBOR USD + 1.29%), 02/04/2021(1)		31,460,000	31,477,174
2.13% (Secured Overnight Financing Rate + 1.87%), 11/24/2026(1)(14)		11,000,000	11,250,094
2.22% (Secured Overnight Financing Rate + 2.16%), 09/18/2024(1)		4,895,000	5,035,324
3.55% (Secured Overnight Financing Rate + 3.04%), 09/18/2031(1)		9,120,000	9,890,118
3.95%, 02/27/2023		200,000	212,493
3.96% (Secured Overnight Financing Rate + 2.58%), 11/26/2025(1)		15,420,000	16,848,640
Digital Realty Trust LP
2.75%, 02/01/2023		1,445,000	1,508,660
4.75%, 10/01/2025		1,640,000	1,919,466
Discover Bank
4.65%, 09/13/2028		2,640,000	3,156,826
Discover Financial Services
3.75%, 03/04/2025		8,845,000	9,733,062
4.10%, 02/09/2027		2,625,000	3,023,151
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust
5.13%, 11/30/2022(2)		1,998,545	1,890,116
EPR Properties
4.75%, 12/15/2026		140,000	141,422
4.95%, 04/15/2028		414,000	416,272
Equinix, Inc.
2.15%, 07/15/2030		17,645,000	17,937,602
2.88%, 02/01/2026	EUR	100,000	124,098
3.20%, 11/18/2029		$8,645,000	9,523,866
Equitable Holdings, Inc.
4.35%, 04/20/2028		1,820,000	2,150,859
5.00%, 04/20/2048		30,000	39,452
Erste Group Bank AG
8.88% (5 Year Swap Rate EUR + 9.02%), 10/15/2168(1)(4)	EUR	1,600,000	2,074,362
Essex Portfolio LP
3.63%, 05/01/2027		$2,785,000	3,136,479
3.88%, 05/01/2024		4,200,000	4,612,547
4.00%, 03/01/2029		8,860,000	10,380,107
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/2050		2,400,000	2,717,410
Fairfax Financial Holdings Ltd.
4.63%, 04/29/2030		4,361,000	4,877,092
4.85%, 04/17/2028		138,000	154,390
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053(1)(2)		280,000	353,933
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054(1)(2)		4,000,000	4,914,285
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057(1)(2)		3,000,000	3,231,691
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025(2)		2,360,000	2,754,120
Fidelity National Financial, Inc.
2.45%, 03/15/2031		10,740,000	10,917,479
3.40%, 06/15/2030		5,874,000	6,447,250
4.50%, 08/15/2028		15,455,000	18,064,333
Fifth Third Bancorp
2.55%, 05/05/2027		8,760,000	9,529,794

GE Capital Funding LLC
4.40%, 05/15/2030(2)		22,270,000	26,239,132
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025		3,985,000	4,434,287
4.42%, 11/15/2035		44,410,000	52,956,349
Genworth Holdings, Inc.
7.20%, 02/15/2021		2,535,000	2,528,663
Global Atlantic Finance Co.
4.40%, 10/15/2029(2)		2,987,000	3,290,774
Global Bank Corp.
5.25% (3 Month LIBOR USD + 3.30%), 04/16/2029(1)		550,000	600,875
Globe Life, Inc.
2.15%, 08/15/2030		3,100,000	3,148,862
GLP Capital LP / GLP Financing II, Inc.
3.35%, 09/01/2024		7,330,000	7,694,814
4.00%, 01/15/2030		2,100,000	2,281,146
4.00%, 01/15/2031		565,000	616,539
5.25%, 06/01/2025		2,239,000	2,519,054
5.30%, 01/15/2029		5,325,000	6,196,277
5.38%, 04/15/2026		4,285,000	4,917,766
5.75%, 06/01/2028		4,034,000	4,778,112
Goldman Sachs Group, Inc.
0.63% (Secured Overnight Financing Rate + 0.54%), 11/17/2023(1)		21,965,000	22,053,037
Goodman US Finance Three LLC
3.70%, 03/15/2028(2)		463,000	504,596
Growthpoint Properties International Pty Ltd.
5.87%, 05/02/2023(2)		200,000	211,071
Hanover Insurance Group, Inc.
2.50%, 09/01/2030		2,300,000	2,399,235
Healthcare Realty Trust, Inc.
2.05%, 03/15/2031		6,095,000	6,118,809
3.63%, 01/15/2028		8,955,000	10,142,257
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031		8,200,000	8,195,037
Healthpeak Properties, Inc.
2.88%, 01/15/2031		5,865,000	6,317,487
3.00%, 01/15/2030		70,000	76,576
3.25%, 07/15/2026		610,000	688,427
3.40%, 02/01/2025		2,625,000	2,899,184
3.50%, 07/15/2029		685,000	776,646
4.00%, 06/01/2025		4,375,000	4,963,942
4.20%, 03/01/2024		1,175,000	1,289,483
4.25%, 11/15/2023		16,000	17,512
Highwoods Realty LP
3.05%, 02/15/2030		200,000	211,504
4.13%, 03/15/2028		4,875,000	5,481,021
4.20%, 04/15/2029		1,148,000	1,308,270
Host Hotels & Resorts LP
3.75%, 10/15/2023		2,175,000	2,296,416
4.50%, 02/01/2026		1,600,000	1,752,862
Howard Hughes Corp.
5.38%, 03/15/2025(2)		1,777,000	1,832,531
HSBC Holdings Plc
1.22% (3 Month LIBOR USD + 1.00%), 05/18/2024(1)		400,000	402,652
1.59% (Secured Overnight Financing Rate + 1.29%), 05/24/2027(1)		2,250,000	2,287,495
1.65% (Secured Overnight Financing Rate + 1.54%), 04/18/2026(1)		8,240,000	8,425,875
2.01% (Secured Overnight Financing Rate + 1.73%), 09/22/2028(1)		12,965,000	13,266,838
2.10% (Secured Overnight Financing Rate + 1.93%), 06/04/2026(1)		12,870,000	13,371,046
2.36% (Secured Overnight Financing Rate + 1.95%), 08/18/2031(1)		3,845,000	3,968,919
2.85% (Secured Overnight Financing Rate + 2.39%), 06/04/2031(1)		34,320,000	36,852,537
3.00% (1 Year Swap Rate GBP + 1.77%), 05/29/2030(1)	GBP	2,400,000	3,735,773
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(1)		$13,200,000	15,256,976
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(1)		10,000,000	11,394,440
4.58% (3 Month LIBOR USD + 1.53%), 06/19/2029(1)		3,200,000	3,784,145
4.95%, 03/31/2030		9,900,000	12,386,198
5.88% (5 Year Swap Rate GBP + 4.28%), 03/28/2169(1)	GBP	6,400,000	9,616,260
6.00% (5 Year Swap Rate EUR + 5.34%), 03/29/2169(1)	EUR	600,000	802,593
6.50% (5 Year 1100 Run ICE Swap Rate USD + 3.61%), 09/23/2169(1)		$3,420,000	3,838,950
6.88% (5 Year 1100 Run ICE Swap Rate USD + 5.51%), 12/01/2168(1)		200,000	203,500
Hudson Pacific Properties LP
3.25%, 01/15/2030		1,300,000	1,385,244
3.95%, 11/01/2027		4,799,000	5,280,504
Hunt Companies, Inc.
6.25%, 02/15/2026(2)		82,000	84,050
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.25%, 05/15/2027		4,930,000	5,284,960
IMMOFINANZ AG
2.63%, 01/27/2023	EUR	4,200,000	5,291,634
Industrial & Commercial Bank of China Ltd.
0.99% (3 Month LIBOR USD + 0.75%), 12/21/2021(1)		$3,500,000	3,499,394
ING Groep NV
6.88% (5 Year Swap Rate USD + 5.12%), 04/16/2169(1)		300,000	313,425
Intercontinental Exchange, Inc.
1.85%, 09/15/2032		30,559,000	30,806,131
2.10%, 06/15/2030		6,715,000	6,984,218
2.65%, 09/15/2040		7,600,000	7,793,526
3.00%, 09/15/2060		9,700,000	10,126,402
International Lease Finance Corp.
8.63%, 01/15/2022		1,056,000	1,136,518
Intesa Sanpaolo SpA
7.00% (5 Year Swap Rate EUR + 6.88%), 07/19/2169(1)	EUR	5,570,000	6,813,096
Itau Unibanco Holding SA
2.90%, 01/24/2023(2)		$5,500,000	5,629,305
3.25%, 01/24/2025(2)		3,800,000	3,984,870
JAB Holdings BV
2.20%, 11/23/2030(2)		8,100,000	8,138,828
Jefferies Group LLC
6.25%, 01/15/2036		1,430,000	1,905,189
6.45%, 06/08/2027		3,660,000	4,638,465
6.50%, 01/20/2043		1,125,000	1,543,296
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030		7,180,000	8,364,554
4.85%, 01/15/2027		1,500,000	1,754,010
JP Morgan Chase & Co.
2.18% (Secured Overnight Financing Rate + 1.89%), 06/01/2028(1)		7,115,000	7,549,266
2.95%, 10/01/2026		2,340,000	2,595,457
3.20%, 06/15/2026		6,585,000	7,371,001

JPMorgan Chase & Co.
1.76% (Secured Overnight Financing Rate + 1.11%), 11/19/2031(1)		12,970,000	13,094,381
2.52% (Secured Overnight Financing Rate + 2.04%), 04/22/2031(1)		29,710,000	31,916,479
2.74% (Secured Overnight Financing Rate + 1.51%), 10/15/2030(1)		4,350,000	4,733,655
2.96% (Secured Overnight Financing Rate + 2.52%), 05/13/2031(1)		13,240,000	14,514,159
4.49% (Secured Overnight Financing Rate + 3.79%), 03/24/2031(1)		13,825,000	16,997,735
Kennedy-Wilson, Inc.
5.88%, 04/01/2024		224,000	227,360
Kilroy Realty LP
2.50%, 11/15/2032		3,600,000	3,647,412
3.05%, 02/15/2030		200,000	212,682
3.45%, 12/15/2024		1,845,000	2,000,087
4.38%, 10/01/2025		2,345,000	2,630,013
KKR Group Finance Co. VIII LLC
3.50%, 08/25/2050(2)		6,500,000	7,200,522
Kookmin Bank
2.50%, 11/04/2030(2)		4,800,000	4,885,459
LeasePlan Corp. NV
2.88%, 10/24/2024(2)		300,000	316,942
Life Storage LP
2.20%, 10/15/2030		1,200,000	1,224,226
Lloyds Banking Group Plc
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(1)		12,390,000	12,945,082
3.50% (1 Year Swap Rate EUR + 3.75%), 04/01/2026(1)(4)	EUR	35,567,000	49,377,584
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(1)		$420,000	474,088
3.87% (1 Year CMT Index + 3.50%), 07/09/2025(1)		1,675,000	1,847,200
4.38%, 03/22/2028		400,000	475,867
4.45%, 05/08/2025		3,665,000	4,201,466
4.55%, 08/16/2028		1,600,000	1,928,594
4.95% (CMS 5 Year Rate EUR + 5.29%), 06/27/2169(1)(4)	EUR	7,781,000	10,201,568
7.50% (5 Year Swap Rate USD + 4.50%), 12/27/2168(1)		$4,300,000	4,945,000
7.50% (5 Year Swap Rate USD + 4.76%), 06/27/2169(1)		3,330,000	3,755,507
7.63% (Sterling Overnight Index Average + 5.01%), 06/27/2169(1)	GBP	1,900,000	2,851,579
7.88% (Sterling Overnight Index Average + 4.83%), 06/27/2169(1)		900,000	1,519,976
Logicor Financing SARL
3.25%, 11/13/2028	EUR	265,000	380,663
Marsh & McLennan Companies, Inc.
2.25%, 11/15/2030		$1,965,000	2,079,166
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/2050(2)		5,745,000	6,264,281
MGIC Investment Corp.
5.25%, 08/15/2028		875,000	936,250
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/2024		1,079,000	1,171,956
Mizuho Financial Group, Inc.
2.20% (3 Month LIBOR USD + 1.51%), 07/10/2031(1)		14,000,000	14,555,933
Morgan Stanley
1.79% (Secured Overnight Financing Rate + 1.03%), 02/13/2032(1)		15,275,000	15,360,171
2.70% (Secured Overnight Financing Rate + 1.14%), 01/22/2031(1)		10,000,000	10,849,884
3.13%, 07/27/2026		2,030,000	2,273,218
3.95%, 04/23/2027		10,130,000	11,711,618
4.00%, 07/23/2025		8,000,000	9,157,178
4.35%, 09/08/2026		8,350,000	9,846,228
5.00%, 11/24/2025		10,320,000	12,340,105
7.50%, 04/02/2032(3)(14)		14,800,000	12,698,531
MPT Operating Partnership LP / MPT Finance Corp.
3.50%, 03/15/2031		17,400,000	17,965,500
Nasdaq, Inc.
0.45%, 12/21/2022		5,405,000	5,411,216
National Retail Properties, Inc.
2.50%, 04/15/2030		200,000	205,774
National Securities Clearing Corp.
0.40%, 12/07/2023(2)		18,840,000	18,877,958
Nationwide Building Society
3.62% (3 Month LIBOR USD + 1.18%), 04/26/2023(1)(2)		4,250,000	4,414,433
3.77% (3 Month LIBOR USD + 1.06%), 03/08/2024(1)(2)		5,305,000	5,647,393
3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030(1)(2)		5,650,000	6,579,321
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029(1)(2)		8,600,000	9,988,905
4.36% (3 Month LIBOR USD + 1.39%), 08/01/2024(1)(2)		4,000,000	4,346,328
Nationwide Mutual Insurance Co.
2.51% (3 Month LIBOR USD + 2.29%), 12/15/2024(1)(2)		6,180,000	6,175,357
Natwest Group Plc
1.69% (3 Month LIBOR USD + 1.47%), 05/15/2023(1)		3,217,000	3,252,931
1.75% (3 Month EURIBOR + 1.08%), 03/02/2026(1)	EUR	37,379,000	48,413,487
1.80% (3 Month LIBOR USD + 1.55%), 06/25/2024(1)		$5,845,000	5,951,980
2.00% (3 Month EURIBOR + 1.74%), 03/04/2025(1)	EUR	400,000	515,916
2.50%, 03/22/2023		3,600,000	4,640,662
3.88%, 09/12/2023		$8,643,000	9,377,333
4.27% (3 Month LIBOR USD + 1.76%), 03/22/2025(1)		16,200,000	17,919,245
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(1)		4,390,000	5,223,276
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024(1)		1,600,000	1,746,787
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(1)		2,900,000	3,483,601
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(1)		6,600,000	8,110,814
5.13%, 05/28/2024		3,650,000	4,123,121
6.00% (5 Year CMT Index + 5.63%), 09/30/2169(1)		8,300,000	9,091,571
8.00% (5 Year Swap Rate USD + 5.72%), 09/30/2169(1)		7,151,000	8,330,915
8.63% (5 Year Swap Rate USD + 7.60%), 09/30/2169(1)		4,200,000	4,359,222
NatWest Markets Plc
3.63%, 09/29/2022(2)		3,900,000	4,111,475
Navient Corp.
5.00%, 03/15/2027		1,997,000	2,014,474
5.50%, 01/25/2023		3,000,000	3,135,000
5.88%, 10/25/2024		30,000	31,875
6.13%, 03/25/2024		14,000	14,945
6.50%, 06/15/2022		3,941,000	4,170,524
6.63%, 07/26/2021		2,969,000	3,032,091
6.75%, 06/15/2026		5,089,000	5,547,010
7.25%, 01/25/2022		15,500,000	16,197,500
7.25%, 09/25/2023		221,000	242,212
NE Property BV
1.88%, 10/09/2026	EUR	1,200,000	1,466,989
New York Life Global Funding
1.70%, 09/14/2021(2)		$6,775,000	6,841,642
2.35%, 07/14/2026(2)		1,000,000	1,067,524
New York Life Insurance Co.
3.75%, 05/15/2050(2)		11,846,000	14,144,901
Newmark Group, Inc.
6.13%, 11/15/2023		602,000	654,003
Nomura Holdings, Inc.
2.68%, 07/16/2030		16,300,000	17,246,544

Old Republic International Corp.
3.88%, 08/26/2026		5,155,000	5,919,836
4.88%, 10/01/2024		335,000	381,879
Omega Healthcare Investors, Inc.
4.50%, 01/15/2025		5,050,000	5,527,714
OneAmerica Financial Partners, Inc.
4.25%, 10/15/2050(2)		1,000,000	1,077,544
OneMain Finance Corp.
5.63%, 03/15/2023		3,658,000	3,923,205
6.13%, 05/15/2022		3,548,000	3,760,880
6.13%, 03/15/2024		2,400,000	2,622,000
7.75%, 10/01/2021		5,960,000	6,272,900
Pacific LifeCorp
3.35%, 09/15/2050(2)		2,500,000	2,772,559
Park Aerospace Holdings Ltd.
3.63%, 03/15/2021(2)		451,000	452,217
4.50%, 03/15/2023(2)		6,564,000	6,878,132
5.25%, 08/15/2022(2)		6,248,000	6,557,139
5.50%, 02/15/2024(2)		4,459,000	4,862,484
Physicians Realty LP
3.95%, 01/15/2028		177,000	191,573
Prologis LP
1.25%, 10/15/2030		1,985,000	1,964,410
3.75%, 11/01/2025		1,325,000	1,503,963
QNB Finance Ltd.
1.70% (3 Month LIBOR USD + 1.45%), 08/11/2021(1)		3,400,000	3,410,585
1.79% (3 Month LIBOR USD + 1.57%), 07/18/2021(1)		2,400,000	2,412,662
2.63%, 05/12/2025		2,450,000	2,581,345
2.75%, 02/12/2027		4,950,000	5,235,635
Quicken Loans LLC
5.25%, 01/15/2028(2)		3,595,000	3,837,663
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc.
3.63%, 03/01/2029(2)		2,120,000	2,162,400
3.88%, 03/01/2031(2)		7,345,000	7,620,438
Raymond James Financial, Inc.
4.95%, 07/15/2046		4,420,000	6,047,851
5.63%, 04/01/2024		1,617,000	1,865,890
Regency Centers LP
2.95%, 09/15/2029		200,000	213,663
3.60%, 02/01/2027		4,271,000	4,692,565
3.70%, 06/15/2030		4,801,000	5,436,127
4.13%, 03/15/2028		970,000	1,105,630
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024		895,000	937,244
Royal Bank of Canada
0.50%, 10/26/2023		15,460,000	15,544,235
Sabra Health Care LP
3.90%, 10/15/2029		200,000	210,276
Santander Holdings USA, Inc.
3.24%, 10/05/2026		6,255,000	6,821,253
3.40%, 01/18/2023		184,000	193,261
3.50%, 06/07/2024		50,000	54,007
4.40%, 07/13/2027		153,000	174,791
Santander UK Group Holdings Plc
1.53% (1 Year CMT Index + 1.25%), 08/21/2026(1)		6,315,000	6,408,829
3.57%, 01/10/2023		7,450,000	7,676,353
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(1)		4,990,000	5,626,015
4.75%, 09/15/2025(2)		1,025,000	1,155,536
4.80% (3 Month LIBOR USD + 1.57%), 11/15/2024(1)		13,465,000	14,982,417
6.75% (5 Year Swap Rate GBP + 5.79%), 06/24/2169(1)	GBP	5,800,000	8,605,677
7.38% (5 Year Swap Rate GBP + 5.54%), 09/24/2169(1)		5,647,000	8,060,122
SBA Tower Trust
2.33%, 01/15/2028(2)		$1,555,000	1,566,964
2.84%, 01/15/2025(2)		3,250,000	3,460,220
3.17%, 04/11/2022(2)		2,825,000	2,847,685
3.45%, 03/15/2023(2)		600,000	636,282
3.72%, 04/11/2023(2)		3,515,000	3,606,824
3.87%, 10/08/2024(2)		10,376,000	11,095,233
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2022		1,300,000	1,368,705
5.72%, 06/16/2021		3,720,000	3,801,855
Shimao Group Holdings Ltd.
4.75%, 07/03/2022		8,900,000	9,104,700
Shinhan Bank Co. Ltd.
3.88%, 03/24/2026		1,385,000	1,542,184
Simon Property Group LP
2.65%, 07/15/2030		7,550,000	8,037,292
3.30%, 01/15/2026		1,515,000	1,663,595
3.50%, 09/01/2025		3,535,000	3,924,882
3.80%, 07/15/2050		2,570,000	2,862,062
Sirius International Group Ltd.
4.60%, 11/01/2026(2)		2,520,000	2,482,200
SITE Centers Corp.
3.63%, 02/01/2025		1,914,000	1,987,735
4.25%, 02/01/2026		2,500,000	2,698,702
4.70%, 06/01/2027		8,000,000	8,756,252
SL Green Operating Partnership LP
3.25%, 10/15/2022		6,000,000	6,195,151
SL Green Realty Corp.
4.50%, 12/01/2022		850,000	893,941
Societe Generale SA
1.49% (1 Year CMT Index + 1.10%), 12/14/2026(1)(2)		16,200,000	16,328,677
3.65% (5 Year CMT Index + 3.00%), 07/08/2035(1)(2)		7,705,000	8,339,193
4.25%, 04/14/2025(2)		2,340,000	2,577,251
4.75%, 11/24/2025(2)		9,285,000	10,524,076
6.75% (5 Year Swap Rate USD + 3.93%), 10/06/2169(1)(2)		400,000	448,148
6.75% (5 Year Swap Rate EUR + 5.54%), 10/07/2169(1)	EUR	300,000	370,894
7.38% (5 Year Swap Rate USD + 6.24%), 03/13/2169(1)(2)		$2,100,000	2,150,463
7.38% (5 Year Swap Rate USD + 4.30%), 04/04/2169(1)(2)		3,700,000	3,991,375
Spirit Realty LP
3.40%, 01/15/2030		200,000	216,795
Standard Chartered Plc
1.37% (3 Month LIBOR USD + 1.15%), 01/20/2023(1)(2)		5,565,000	5,601,540
1.43% (3 Month LIBOR USD + 1.20%), 09/10/2022(1)(2)		3,900,000	3,916,308
3.27% (5 Year CMT Index + 2.30%), 02/18/2036(1)(2)		10,475,000	10,960,974
4.64% (1 Year CMT Index + 3.85%), 04/01/2031(1)(2)		22,388,000	27,068,865
Starwood Property Trust, Inc.
4.75%, 03/15/2025		133,000	136,325

Stichting AK Rabobank Certificaten
6.50%, 03/29/2169(5)	EUR	3,876,300	6,262,675
STORE Capital Corp.
2.75%, 11/18/2030		$2,500,000	2,541,025
4.50%, 03/15/2028		128,000	145,657
4.63%, 03/15/2029		200,000	231,910
Synchrony Financial
2.85%, 07/25/2022		3,720,000	3,841,341
4.25%, 08/15/2024		6,100,000	6,738,965
4.38%, 03/19/2024		10,823,000	11,915,361
4.50%, 07/23/2025		2,778,000	3,125,253
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050(2)		7,205,000	7,836,926
4.27%, 05/15/2047(2)		515,000	642,937
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054(1)(2)		4,500,000	4,792,007
4.90%, 09/15/2044(2)		1,505,000	2,034,409
TP ICAP Plc
5.25%, 01/26/2024	GBP	100,000	149,399
Travelers Companies, Inc.
2.55%, 04/27/2050		$850,000	892,999
UBS AG
4.75% (5 Year Swap Rate EUR + 3.40%), 02/12/2026(1)	EUR	5,400,000	6,623,179
5.13%, 05/15/2024		$200,000	220,100
UBS Group AG
5.75% (5 Year Swap Rate EUR + 5.29%), 02/19/2169(1)	EUR	4,100,000	5,240,520
6.88% (5 Year Swap Rate USD + 5.50%), 03/22/2169(1)		$300,000	302,637
7.00% (5 Year Swap Rate USD + 4.87%), 02/19/2169(1)		200,000	227,250
7.13% (5 Year Swap Rate USD + 5.88%), 08/10/2169(1)		300,000	308,250
UniCredit SpA
6.75% (5 Year Swap Rate EUR + 6.10%), 03/10/2169(1)	EUR	4,200,000	5,214,308
7.83%, 12/04/2023(2)		$13,400,000	15,775,713
Unique Pub Finance Co. Plc
5.66%, 06/30/2027	GBP	3,104,557	4,378,598
7.40%, 03/28/2024		3,107,000	4,271,773
Ventas Realty LP
3.00%, 01/15/2030		$1,765,000	1,898,139
3.25%, 10/15/2026		7,052,000	7,770,949
3.85%, 04/01/2027		1,485,000	1,661,398
4.40%, 01/15/2029		3,000,000	3,516,899
VEREIT Operating Partnership LP
2.20%, 06/15/2028		1,250,000	1,277,569
2.85%, 12/15/2032		11,498,000	12,014,912
3.40%, 01/15/2028		4,060,000	4,480,051
3.95%, 08/15/2027		4,155,000	4,709,318
4.60%, 02/06/2024		6,215,000	6,834,252
4.63%, 11/01/2025		14,740,000	16,962,373
4.88%, 06/01/2026		4,800,000	5,626,663
Voyager Aviation Holdings LLC / Voyager Finance Co.
9.00%, 08/15/2021(2)		186,000	105,090
WEA Finance LLC
3.15%, 04/05/2022(2)		3,000,000	3,051,034
Weingarten Realty Investors
3.25%, 08/15/2026		1,665,000	1,766,752
Wells Fargo & Co.
1.65% (Secured Overnight Financing Rate + 1.60%), 06/02/2024(1)		7,275,000	7,473,516
2.19% (Secured Overnight Financing Rate + 2.00%), 04/30/2026(1)		3,600,000	3,789,640
2.39% (Secured Overnight Financing Rate + 2.10%), 06/02/2028(1)		18,155,000	19,320,212
2.57% (3 Month LIBOR USD + 1.00%), 02/11/2031(1)		14,225,000	15,046,501
2.88% (3 Month LIBOR USD + 1.17%), 10/30/2030(1)		30,992,000	33,794,347
3.07% (Secured Overnight Financing Rate + 2.53%), 04/30/2041(1)		13,890,000	15,109,983
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(1)		17,000,000	18,847,699
3.58% (3 Month LIBOR USD + 1.31%), 05/22/2028(1)		9,455,000	10,713,982
3.75%, 01/24/2024		2,905,000	3,170,925
4.30%, 07/22/2027		3,980,000	4,661,376
4.48% (3 Month LIBOR USD + 3.77%), 04/04/2031(1)		8,950,000	10,936,184
Welltower, Inc.
3.95%, 09/01/2023		13,500,000	14,646,258
4.00%, 06/01/2025		4,690,000	5,313,216
4.25%, 04/15/2028		111,000	130,024
4.50%, 01/15/2024		650,000	715,789
Weyerhaeuser Co.
4.00%, 04/15/2030		9,630,000	11,398,212
WP Carey, Inc.
2.40%, 02/01/2031		2,800,000	2,906,244
WPC Eurobond BV
1.35%, 04/15/2028	EUR	3,425,000	4,352,078
2.13%, 04/15/2027		400,000	531,916

Total Financials			3,097,587,237

Government – 0.12%
European Investment Bank
0.25%, 09/15/2023		$30,865,000	30,902,836

Total Government			30,902,836

Industrials – 1.80%
Amcor Finance USA, Inc.
3.63%, 04/28/2026		2,990,000	3,368,934
4.50%, 05/15/2028		4,100,000	4,896,162
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
5.25%, 04/30/2025(2)		2,410,000	2,542,550
Arrow Electronics, Inc.
4.00%, 04/01/2025		3,622,000	3,983,209
4.50%, 03/01/2023		380,000	407,053
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 09/01/2025(2)		540,000	572,400
Avnet, Inc.
3.75%, 12/01/2021		2,210,000	2,263,414
4.63%, 04/15/2026		10,485,000	11,865,573
4.88%, 12/01/2022		5,855,000	6,282,028
BAE Systems Plc
3.40%, 04/15/2030(2)		7,045,000	7,976,928
Ball Corp.
4.00%, 11/15/2023		750,000	798,750
Boeing Co.
2.25%, 06/15/2026		2,170,000	2,224,877
2.95%, 02/01/2030		2,790,000	2,886,059
3.10%, 05/01/2026		370,000	396,087
3.20%, 03/01/2029		1,855,000	1,957,291
3.25%, 02/01/2035		1,109,000	1,136,444
3.38%, 06/15/2046		4,940,000	4,812,582
3.50%, 03/01/2039		735,000	743,525
3.55%, 03/01/2038		375,000	382,105

3.63%, 03/01/2048		1,941,000	1,953,775
3.65%, 03/01/2047		1,140,000	1,152,084
3.75%, 02/01/2050		6,354,000	6,670,262
3.83%, 03/01/2059		1,023,000	1,037,256
3.85%, 11/01/2048		1,840,000	1,894,748
3.90%, 05/01/2049		3,893,000	4,124,367
3.95%, 08/01/2059		12,715,000	13,581,544
4.51%, 05/01/2023		1,034,000	1,117,517
4.88%, 05/01/2025		1,419,000	1,617,226
5.04%, 05/01/2027		2,860,000	3,342,295
5.15%, 05/01/2030		8,833,000	10,689,431
5.71%, 05/01/2040		10,110,000	13,073,367
5.81%, 05/01/2050		25,499,000	35,169,552
5.93%, 05/01/2060		13,022,000	18,439,671
Bombardier, Inc.
6.00%, 10/15/2022(2)		248,000	243,449
6.13%, 01/15/2023(2)		100,000	97,750
7.88%, 04/15/2027(2)		1,492,000	1,371,804
Boral Finance Pty Ltd.
3.00%, 11/01/2022(2)		4,439,000	4,537,151
3.75%, 05/01/2028(2)		3,520,000	3,711,228
Carrier Global Corp.
2.72%, 02/15/2030		7,345,000	7,841,494
Caterpillar, Inc.
3.90%, 05/27/2021		3,110,000	3,156,110
Cemex SAB de CV
5.20%, 09/17/2030(2)		8,900,000	9,758,850
5.45%, 11/19/2029(2)		3,460,000	3,806,035
5.70%, 01/11/2025(2)		900,000	919,800
7.75%, 04/16/2026(2)		250,000	263,625
Clean Harbors, Inc.
4.88%, 07/15/2027(2)		1,639,000	1,709,985
5.13%, 07/15/2029(2)		680,000	742,900
DAE Funding LLC
4.50%, 08/01/2022(2)		183,000	185,141
5.00%, 08/01/2024(2)		8,307,000	8,514,675
5.25%, 11/15/2021(2)		6,844,000	6,963,770
5.75%, 11/15/2023(2)		2,501,000	2,569,777
Embraer Netherlands Finance BV
5.05%, 06/15/2025		1,740,000	1,844,417
5.40%, 02/01/2027		960,000	1,020,010
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/2050(2)		2,075,000	2,017,709
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/2030(2)		600,000	673,500
4.70%, 05/07/2050(2)		1,400,000	1,761,732
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025(2)		1,561,000	1,631,417
6.75%, 03/15/2022(2)		2,337,000	2,342,842
General Dynamics Corp.
3.00%, 05/11/2021		5,585,000	5,638,780
General Electric Co.
3.63%, 05/01/2030		6,765,000	7,727,601
4.35%, 05/01/2050		13,905,000	16,881,592
5.00% (3 Month LIBOR USD + 3.33%), 06/15/2169(1)		7,944,000	7,366,153
5.55%, 01/05/2026		4,748,000	5,751,356
6.15%, 08/07/2037		36,000	49,573
6.75%, 03/15/2032		5,231,000	7,329,899
6.88%, 01/10/2039		27,000	39,739
Graphic Packaging International LLC
4.13%, 08/15/2024		50,000	53,375
4.75%, 07/15/2027(2)		1,500,000	1,661,250
Heathrow Funding Ltd.
4.88%, 07/15/2021(2)		7,220,000	7,359,472
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025(2)		3,995,000	4,438,311
4.20%, 05/01/2030(2)		2,465,000	2,918,151
Jabil, Inc.
3.00%, 01/15/2031		2,470,000	2,627,263
4.70%, 09/15/2022		3,685,000	3,925,793
John Deere Capital Corp.
0.71% (3 Month LIBOR USD + 0.48%), 09/08/2022(1)		10,000,000	10,052,672
2.95%, 04/01/2022		7,475,000	7,723,855
Keysight Technologies, Inc.
3.00%, 10/30/2029		5,800,000	6,400,425
4.60%, 04/06/2027		1,695,000	2,019,542
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(2)		510,000	520,062
OI European Group BV
4.00%, 03/15/2023(2)		216,000	220,320
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/2023		200,000	213,000
PerkinElmer, Inc.
3.30%, 09/15/2029		1,865,000	2,101,767
PowerTeam Services LLC
9.03%, 12/04/2025(2)		4,000,000	4,450,440
Roper Technologies, Inc.
2.00%, 06/30/2030		1,015,000	1,036,868
2.95%, 09/15/2029		1,930,000	2,119,319
Sealed Air Corp.
4.00%, 12/01/2027(2)		505,000	539,087
5.25%, 04/01/2023(2)		1,000,000	1,062,500
5.50%, 09/15/2025(2)		1,545,000	1,728,469
Siemens Financieringsmaatschappij NV
0.83% (3 Month LIBOR USD + 0.61%), 03/16/2022(1)(2)		13,690,000	13,775,152
SIG Combibloc PurchaseCo Sarl
2.13%, 06/18/2025(2)	EUR	7,592,000	9,738,505
SIG Combibloc PurchaseCo SARL
1.88%, 06/18/2023(2)		6,200,000	7,816,075
SMBC Aviation Capital Finance DAC
2.65%, 07/15/2021(2)		$200,000	202,088
4.13%, 07/15/2023(2)		13,215,000	14,107,938
Spirit AeroSystems, Inc.
1.02% (3 Month LIBOR USD + 0.80%), 06/15/2021(1)		3,080,000	3,041,074
4.60%, 06/15/2028		2,125,000	2,101,094
Textron, Inc.
3.00%, 06/01/2030		23,695,000	25,528,348
TransDigm, Inc.
6.25%, 03/15/2026(2)		2,115,000	2,252,475
8.00%, 12/15/2025(2)		1,470,000	1,626,687

Triumph Group, Inc.
5.25%, 06/01/2022		482,000	459,105
6.25%, 09/15/2024(2)		751,000	743,490
Trivium Packaging Finance BV
3.75%, 08/15/2026(2)	EUR	340,000	426,576
5.50%, 08/15/2026(2)		$6,909,000	7,306,268
Vertical US Newco, Inc.
5.25%, 07/15/2027(2)		3,445,000	3,651,700
Vulcan Materials Co.
3.50%, 06/01/2030		1,400,000	1,607,206
Waste Pro USA, Inc.
5.50%, 02/15/2026(2)		2,121,000	2,168,723
Weekley Homes LLC / Weekley Finance Corp.
4.88%, 09/15/2028(2)		1,115,000	1,165,175
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025		5,200,000	5,608,962
3.45%, 11/15/2026		2,400,000	2,633,998
WRKCo, Inc.
3.00%, 06/15/2033		1,445,000	1,586,486
3.75%, 03/15/2025		815,000	908,358

Total Industrials			463,456,354

Technology – 1.55%
Amdocs Ltd.
2.54%, 06/15/2030		15,503,000	16,269,532
Apple, Inc.
1.65%, 05/11/2030		4,685,000	4,822,456
3.85%, 05/04/2043		1,250,000	1,576,805
4.65%, 02/23/2046		1,250,000	1,773,987
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.50%, 01/15/2028		685,000	754,707
3.63%, 01/15/2024		4,935,000	5,333,351
3.88%, 01/15/2027		9,150,000	10,281,207
Broadcom, Inc.
3.13%, 10/15/2022		3,000,000	3,139,610
3.46%, 09/15/2026		16,577,000	18,388,642
3.63%, 10/15/2024		4,875,000	5,355,123
4.11%, 09/15/2028		3,068,000	3,509,764
4.15%, 11/15/2030		15,072,000	17,422,690
4.30%, 11/15/2032		23,727,000	28,110,563
4.75%, 04/15/2029		16,122,000	19,270,874
5.00%, 04/15/2030		15,567,000	18,914,029
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025(2)		248,000	252,960
Citrix Systems, Inc.
3.30%, 03/01/2030		2,300,000	2,539,714
4.50%, 12/01/2027		3,000,000	3,526,397
Dell International LLC / EMC Corp.
4.90%, 10/01/2026(2)		5,900,000	6,965,275
5.30%, 10/01/2029(2)		3,695,000	4,525,167
5.85%, 07/15/2025(2)		6,300,000	7,566,449
6.02%, 06/15/2026(2)		8,100,000	9,887,864
6.10%, 07/15/2027(2)		1,600,000	1,988,054
6.20%, 07/15/2030(2)		1,900,000	2,468,653
Exela Intermediate LLC / Exela Finance, Inc.
10.00%, 07/15/2023(2)		300,000	91,500
Fiserv, Inc.
1.13%, 07/01/2027	EUR	320,000	413,836
3.20%, 07/01/2026		$2,325,000	2,603,799
Hewlett Packard Enterprise Co.
0.96% (3 Month LIBOR USD + 0.72%), 10/05/2021(1)		2,500,000	2,500,359
Leidos, Inc.
2.30%, 02/15/2031(2)		8,800,000	8,960,151
4.38%, 05/15/2030(2)		212,000	253,859
Lenovo Group Ltd.
3.42%, 11/02/2030(2)		11,300,000	11,871,925
Microchip Technology, Inc.
4.33%, 06/01/2023		22,025,000	23,840,939
Micron Technology, Inc.
4.19%, 02/15/2027		19,369,000	22,813,779
4.64%, 02/06/2024		6,512,000	7,249,841
4.66%, 02/15/2030		15,545,000	19,066,527
5.33%, 02/06/2029		7,324,000	9,157,461
NetApp, Inc.
2.70%, 06/22/2030		3,500,000	3,758,640
NXP BV
4.30%, 06/18/2029(2)		566,000	674,254
5.35%, 03/01/2026(2)		1,945,000	2,342,656
NXP BV / NXP Funding LLC
4.88%, 03/01/2024(2)		3,955,000	4,460,300
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.70%, 05/01/2025(2)		500,000	538,046
3.15%, 05/01/2027(2)		5,705,000	6,287,596
Open Text Corp.
3.88%, 02/15/2028(2)		445,000	461,688
Open Text Holdings, Inc.
4.13%, 02/15/2030(2)		1,715,000	1,824,417
Oracle Corp.
2.95%, 04/01/2030		7,480,000	8,359,233
3.60%, 04/01/2040		9,900,000	11,584,437
3.60%, 04/01/2050		14,135,000	16,476,944
3.85%, 04/01/2060		5,663,000	6,949,023
4.00%, 07/15/2046		1,909,000	2,339,400
Seagate HDD Cayman
3.13%, 07/15/2029(2)		6,000,000	6,000,660
4.09%, 06/01/2029(2)		4,079,000	4,370,322
4.13%, 01/15/2031(2)		3,000,000	3,206,760
4.88%, 06/01/2027		431,000	484,961
5.75%, 12/01/2034		1,122,000	1,321,593
TSMC Global Ltd.
1.00%, 09/28/2027(2)		5,575,000	5,518,860
VMware, Inc.
3.90%, 08/21/2027		160,000	180,433
4.70%, 05/15/2030		6,036,000	7,257,818
Western Digital Corp.
4.75%, 02/15/2026		744,000	822,120

Total Technology			398,688,010

Utilities – 2.04%
AEP Texas, Inc.
3.85%, 10/01/2025(2)	1,500,000	1,686,322
AES Corp.
2.45%, 01/15/2031(2)	4,485,000	4,542,874
3.95%, 07/15/2030(2)	2,040,000	2,306,036
AES Gener SA
7.13% (5 Year Swap Rate USD + 4.64%), 03/26/2079(1)	4,500,000	4,995,000
Alliant Energy Finance LLC
1.40%, 03/15/2026(2)	925,000	928,770
American Transmission Systems, Inc.
5.25%, 01/15/2022(2)	100,000	104,218
American Water Capital Corp.
4.15%, 06/01/2049	1,425,000	1,876,706
APT Pipelines Ltd.
3.88%, 10/11/2022(2)	1,360,000	1,425,322
4.25%, 07/15/2027(2)	11,420,000	12,970,844
Ausgrid Finance Pty Ltd.
3.85%, 05/01/2023(2)	9,410,000	9,936,125
Black Hills Corp.
4.35%, 05/01/2033	6,250,000	7,567,079
Calpine Corp.
3.75%, 03/01/2031(2)	9,495,000	9,403,183
China Southern Power Grid International Finance BVI 2018 Co. Ltd.
4.25%, 09/18/2028	1,180,000	1,375,455
Cleco Power LLC
6.00%, 12/01/2040	1,000,000	1,314,245
DPL, Inc.
4.13%, 07/01/2025(2)	1,525,000	1,646,344
Duke Energy Carolinas LLC
3.70%, 12/01/2047	2,500,000	3,013,608
3.88%, 03/15/2046	2,750,000	3,373,850
4.25%, 12/15/2041	1,650,000	2,098,639
Duke Energy Progress LLC
4.10%, 03/15/2043	900,000	1,116,578
4.20%, 08/15/2045	1,000,000	1,267,708
Duquesne Light Holdings, Inc.
5.90%, 12/01/2021(2)	1,500,000	1,564,118
Edison International
4.95%, 04/15/2025	315,000	359,670
Enel Finance International NV
3.50%, 04/06/2028(2)	1,505,000	1,713,302
3.63%, 05/25/2027(2)	16,020,000	18,171,223
FirstEnergy Corp.
2.85%, 07/15/2022	2,075,000	2,108,935
3.40%, 03/01/2050	11,050,000	10,565,376
FirstEnergy Transmission LLC
4.35%, 01/15/2025(2)	7,535,000	8,213,418
IPALCO Enterprises, Inc.
4.25%, 05/01/2030(2)	1,245,000	1,436,540
ITC Holdings Corp.
3.25%, 06/30/2026	2,000,000	2,224,783
4.05%, 07/01/2023	3,812,000	4,106,942
Jersey Central Power & Light Co.
4.30%, 01/15/2026(2)	1,000,000	1,118,002
4.70%, 04/01/2024(2)	150,000	164,015
KeySpan Gas East Corp.
2.74%, 08/15/2026(2)	4,500,000	4,940,912
Metropolitan Edison Co.
4.00%, 04/15/2025(2)	4,000,000	4,363,365
4.30%, 01/15/2029(2)	5,000,000	5,656,305
Mong Duong Finance Holdings BV
5.13%, 05/07/2029	1,150,000	1,204,929
NiSource, Inc.
1.70%, 02/15/2031	3,395,000	3,375,934
3.60%, 05/01/2030	3,820,000	4,418,092
Northern States Power Co.
3.60%, 09/15/2047	1,800,000	2,214,039
4.00%, 08/15/2045	1,000,000	1,293,546
NRG Energy, Inc.
3.75%, 06/15/2024(2)	700,000	765,457
4.45%, 06/15/2029(2)	7,405,000	8,584,719
5.25%, 06/15/2029(2)	2,120,000	2,332,000
5.75%, 01/15/2028	1,990,000	2,174,075
Pacific Gas & Electric Co.
2.10%, 08/01/2027	17,909,000	18,173,183
2.50%, 02/01/2031	6,150,000	6,160,198
2.95%, 03/01/2026	3,312,000	3,501,645
3.15%, 01/01/2026	10,609,000	11,300,338
3.25%, 06/15/2023	2,670,000	2,786,093
3.30%, 03/15/2027	2,052,000	2,195,680
3.30%, 12/01/2027	3,700,000	3,949,150
3.30%, 08/01/2040	4,970,000	4,948,571
3.40%, 08/15/2024	2,476,000	2,635,770
3.45%, 07/01/2025	7,759,500	8,407,015
3.50%, 06/15/2025	10,754,000	11,627,837
3.50%, 08/01/2050	9,498,000	9,426,604
3.75%, 02/15/2024	2,914,000	3,107,548
3.75%, 07/01/2028	18,443,500	20,130,843
3.75%, 08/15/2042	1,883,000	1,890,645
3.85%, 11/15/2023	1,259,000	1,338,238
3.95%, 12/01/2047	4,606,000	4,758,929
4.00%, 12/01/2046	3,182,000	3,299,314
4.25%, 08/01/2023	15,600,000	16,748,497
4.25%, 03/15/2046	409,000	438,265
4.30%, 03/15/2045	12,052,000	12,824,450
4.45%, 04/15/2042	7,667,000	8,284,574
4.50%, 07/01/2040	6,103,000	6,799,058
4.50%, 12/15/2041	3,353,000	3,499,324
4.55%, 07/01/2030	39,919,500	45,448,955
4.60%, 06/15/2043	1,248,000	1,366,667
4.65%, 08/01/2028	100,000	114,130
4.75%, 02/15/2044	2,811,000	3,153,793
4.95%, 07/01/2050	4,972,500	5,915,788
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 05/21/2028(2)	11,800,000	14,115,750
PPL WEM Ltd. / Western Power Distribution Plc
5.38%, 05/01/2021(2)	2,615,000	2,624,421
Public Service Co. of New Mexico
3.85%, 08/01/2025	7,000,000	7,576,831

San Diego Gas & Electric Co.
3.75%, 06/01/2047		24,000	28,050
Sempra Energy
3.25%, 06/15/2027		8,634,000	9,656,111
3.40%, 02/01/2028		3,037,000	3,461,451
Southern California Edison Co.
3.65%, 03/01/2028		40,000	44,878
3.65%, 02/01/2050		1,595,000	1,808,376
4.00%, 04/01/2047		455,000	533,566
4.13%, 03/01/2048		570,000	678,899
5.75%, 04/01/2035		70,000	96,436
6.00%, 01/15/2034		20,000	27,817
6.65%, 04/01/2029		192,000	241,746
Southern California Gas Co.
5.13%, 11/15/2040		12,000	16,504
Southern Co.
3.25%, 07/01/2026		8,000,000	8,972,093
Southern Co. Gas Capital Corp.
4.40%, 05/30/2047		1,915,000	2,400,861
5.88%, 03/15/2041		1,920,000	2,793,536
Southwestern Electric Power Co.
4.10%, 09/15/2028		10,000,000	11,746,479
Spire, Inc.
3.54%, 02/27/2024		5,000,000	5,254,427
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/2022(2)		404,000	413,887
3.50%, 05/04/2027		5,330,000	5,914,749
3.75%, 05/02/2023(2)		4,235,000	4,505,305
Talen Energy Supply LLC
6.63%, 01/15/2028(2)		250,000	261,250
TNB Global Ventures Capital Bhd
3.24%, 10/19/2026		4,030,000	4,363,678
Tucson Electric Power Co.
3.05%, 03/15/2025		3,000,000	3,265,501
5.15%, 11/15/2021		678,000	697,839
Vistra Operations Co. LLC
3.55%, 07/15/2024(2)		8,385,000	9,078,972
3.70%, 01/30/2027(2)		29,805,000	32,853,891
4.30%, 07/15/2029(2)		1,595,000	1,809,512

Total Utilities			525,492,521

Total Corporate Bonds (Cost: $8,263,790,899)			8,922,904,985

Convertible Securities – 0.19%
Communications – 0.06%
DISH Network Corp.
2.38%, 03/15/2024		7,520,000	7,008,112
3.38%, 08/15/2026		6,210,000	5,919,569
Uber Technologies, Inc.
0.00%, 12/15/2025(2)		2,455,000	2,511,560

Total Communications			15,439,241

Consumer, Cyclical – 0.01%
Southwest Airlines Co.
1.25%, 05/01/2025		1,825,000	2,650,813

Total Consumer, Cyclical			2,650,813

Consumer, Non-cyclical – 0.09%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024		2,545,000	2,731,007
1.25%, 05/15/2027(2)		10,100,000	10,554,500
Neurocrine Biosciences, Inc.
2.25%, 05/15/2024		2,155,000	2,973,411
Shift4 Payments, Inc.
0.00%, 12/15/2025(2)		2,510,000	3,062,915
Teladoc Health, Inc.
1.25%, 06/01/2027(2)		3,995,000	4,784,831

Total Consumer, Non-cyclical			24,106,664

Industrials – 0.01%
Greenbrier Companies, Inc.
2.88%, 02/01/2024		1,993,000	2,013,868

Total Industrials			2,013,868

Utilities – 0.02%
NRG Energy, Inc.
2.75%, 06/01/2048		3,335,000	3,789,560

Total Utilities			3,789,560

Total Convertible Securities (Cost: $45,658,292)			48,000,146

Government Related – 21.51%
Other Government Related – 2.11%
Abu Dhabi Government International Bond
2.50%, 09/30/2029		2,091,000	2,256,356
2.70%, 09/02/2070(2)		6,469,000	6,033,378
3.88%, 04/16/2050		200,000	243,800
3.88%, 04/16/2050(2)		5,400,000	6,582,600
Africa Finance Corp.
3.88%, 04/13/2024(2)		1,085,000	1,159,561
Argentina Bocon
34.11% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.00%), 10/04/2022(1)	ARS	3,900,000	41,674
Argentina Treasury Bond BONCER
1.00%, 08/05/2021		207,690,000	3,285,146
1.50%, 03/25/2024		9,677,000	125,290
Argentine Bonos del Tesoro
15.50%, 10/17/2026		110,804,000	481,253
Argentine Republic Government International Bond
0.13%, 07/09/2030(3)		$29,002,672	11,746,082
0.13%, 07/09/2035(3)		4,446,707	1,623,048
0.13%, 01/09/2038(3)		261,019	106,692
0.13%, 07/09/2041(3)		8,908,204	3,362,847
0.13%, 07/09/2046(3)		114,993	42,145
1.00%, 07/09/2029		1,108,815	479,562
Bonos del Tesoro Nacional en Pesos Badlar
36.17% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 04/03/2022(1)	ARS	219,181,000	2,450,294
Brazilian Government International Bond
3.88%, 06/12/2030		$1,000,000	1,055,000
California Earthquake Authority
1.13%, 01/01/2021		428,000	428,000
1.23%, 07/01/2021		200,000	200,134
1.33%, 07/01/2022		1,000,000	1,003,020
1.48%, 07/01/2023		700,000	704,858
Chile Government International Bond
2.45%, 01/31/2031		700,000	749,000
2.55%, 01/27/2032		850,000	913,750

City & County of Denver CO Airport System Revenue
2.14%, 11/15/2029		6,730,000	6,848,448
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/2035		6,070,000	6,374,046
City of Baltimore MD
2.03%, 07/01/2032		1,000,000	1,030,770
2.03%, 07/01/2032		1,400,000	1,440,586
City of Los Angeles Department of Airports
4.00%, 05/15/2048		2,780,000	3,313,955
City of New York NY
1.92%, 08/01/2031		4,350,000	4,443,568
2.05%, 03/01/2032		2,480,000	2,511,025
3.55%, 12/01/2028		3,645,000	4,091,804
City of San Francisco CA Public Utilities Commission Water Revenue
2.19%, 11/01/2032		1,610,000	1,668,169
2.83%, 11/01/2041		6,510,000	6,818,183
Ciudad Autonoma de Buenos Aires/Government Bonds
37.42% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 03/29/2024(1)	ARS	314,346,000	3,102,940
37.75% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 02/22/2028(1)		401,380,000	3,962,062
37.98% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 5.00%), 01/23/2022(1)		566,081,000	6,866,986
Colombia Government International Bond
3.00%, 01/30/2030		$2,000,000	2,096,020
3.88%, 04/25/2027		364,000	405,132
4.50%, 01/28/2026		525,000	594,562
5.00%, 06/15/2045		1,274,000	1,554,280
5.20%, 05/15/2049		700,000	887,754
Commonwealth of Massachusetts
3.00%, 03/01/2049		10,015,000	10,945,894
Commonwealth of Puerto Rico
4.13%, 07/01/2022(6)		100,000	70,125
5.00%, 07/01/2021(6)		240,000	174,000
5.00%, 07/01/2028(6)		20,000	15,475
5.00%, 07/01/2041(6)		395,000	275,513
5.13%, 07/01/2028(6)		30,000	22,725
5.13%, 07/01/2031(6)		2,590,000	1,991,063
5.13%, 07/01/2037(6)		190,000	136,325
5.25%, 07/01/2026(6)		200,000	155,250
5.25%, 07/01/2037(6)		100,000	77,625
5.38%, 07/01/2030(6)		165,000	122,100
5.50%, 07/01/2032(6)		1,610,000	1,233,663
5.50%, 07/01/2039(6)		520,000	379,600
5.70%, 07/01/2023(6)		170,000	128,350
5.75%, 07/01/2038(6)		80,000	60,600
5.75%, 07/01/2041(6)		100,000	73,250
6.00%, 07/01/2038(6)		610,000	477,325
6.00%, 07/01/2039(6)		55,000	42,006
6.50%, 07/01/2040(6)		30,000	23,550
8.00%, 07/01/2035(6)		800,000	548,000
County of Miami-Dade FL Aviation Revenue
2.61%, 10/01/2032		900,000	936,783
2.71%, 10/01/2033		1,290,000	1,342,077
3.45%, 10/01/2030		600,000	651,618
5.00%, 10/01/2049		2,515,000	3,058,491
Croatia Government International Bond
6.00%, 01/26/2024		1,253,000	1,440,324
Dominican Republic International Bond
4.50%, 01/30/2030(2)		1,200,000	1,303,500
4.88%, 09/23/2032		2,500,000	2,765,625
6.00%, 07/19/2028		1,029,000	1,230,952
Egypt Government International Bond
5.58%, 02/21/2023(2)		400,000	422,000
7.60%, 03/01/2029(2)		1,150,000	1,320,223
Export Credit Bank of Turkey
8.25%, 01/24/2024(2)		1,000,000	1,082,500
Export Import Bank of Thailand
1.46%, 10/15/2025		3,184,000	3,219,342
Export-Import Bank of India
1.25% (3 Month LIBOR USD + 1.02%), 03/28/2022(1)(14)		9,600,000	9,599,040
Greater Orlando Aviation Authority
4.00%, 10/01/2044		3,485,000	4,002,209
5.00%, 10/01/2054		500,000	618,255
Guatemala Government Bond
5.38%, 04/24/2032(2)		600,000	731,250
6.13%, 06/01/2050(2)		800,000	1,056,000
Hazine Mustesarligi Varlik Kiralama AS
5.80%, 02/21/2022(2)		7,960,000	8,114,106
Health & Educational Facilities Authority of the State of Missouri
3.65%, 08/15/2057		2,735,000	3,456,493
Hungary Government International Bond
5.38%, 03/25/2024		1,596,000	1,819,440
Indonesia Government International Bond
2.85%, 02/14/2030		1,600,000	1,726,224
4.20%, 10/15/2050		200,000	237,882
Israel Government International Bond
3.88%, 07/03/2050		3,000,000	3,600,588
4.50%, 04/03/2120		1,400,000	1,851,332
Korea National Oil Corp.
1.63%, 10/05/2030(2)		4,180,000	4,154,161
Korea South-East Power Co. Ltd.
1.00%, 02/03/2026		1,260,000	1,266,917
Los Angeles Community College District/CA
2.11%, 08/01/2032		6,915,000	7,206,467
Los Angeles Department of Water
6.01%, 07/01/2039		675,000	959,641
Los Angeles Unified School District
4.00%, 07/01/2033		3,015,000	3,779,242
Massachusetts School Building Authority
2.87%, 10/15/2031		3,745,000	4,053,663
Metropolitan Transportation Authority
5.18%, 11/15/2049		2,720,000	3,187,214
Mexico Government International Bond
2.66%, 05/24/2031		5,176,000	5,297,895
3.77%, 05/24/2061		19,908,000	20,734,182
4.50%, 04/22/2029		773,000	907,502
4.75%, 04/27/2032		2,400,000	2,888,400
4.75%, 03/08/2044		1,000,000	1,188,750
5.00%, 04/27/2051		2,400,000	2,988,000

New York City Transitional Finance Authority Future Tax Secured Revenue
2.40%, 11/01/2032		2,580,000	2,651,776
2.69%, 05/01/2033		1,275,000	1,339,426
2.80%, 02/01/2026		1,850,000	2,018,868
3.95%, 08/01/2032		1,900,000	2,175,120
4.00%, 11/01/2035		1,205,000	1,487,392
4.00%, 05/01/2043		1,750,000	2,090,305
5.27%, 05/01/2027		3,500,000	4,353,790
New York City Water & Sewer System
4.00%, 06/15/2050		3,335,000	3,992,162
5.00%, 06/15/2050		2,315,000	3,022,533
5.75%, 06/15/2041		240,000	368,666
New York State Dormitory Authority
4.00%, 03/15/2044		8,655,000	10,259,897
4.00%, 07/01/2050		1,855,000	2,143,842
5.05%, 09/15/2027		1,800,000	2,268,810
New York State Urban Development Corp.
4.00%, 03/15/2043		6,475,000	7,644,450
Panama Government International Bond
2.25%, 09/29/2032		1,200,000	1,236,000
3.16%, 01/23/2030		5,509,000	6,101,217
3.88%, 03/17/2028		600,000	688,500
Paraguay Government International Bond
4.70%, 03/27/2027		2,030,000	2,370,025
4.95%, 04/28/2031(2)		1,332,000	1,610,055
Peru Government Bond
5.94%, 02/12/2029	PEN	21,282,000	7,339,234
6.15%, 08/12/2032		17,826,000	5,986,223
6.95%, 08/12/2031		5,192,000	1,864,898
Perusahaan Penerbit SBSN Indonesia III
3.80%, 06/23/2050(2)		$3,100,000	3,415,952
Peruvian Government International Bond
2.84%, 06/20/2030		1,470,000	1,627,290
4.13%, 08/25/2027		2,141,000	2,515,675
5.94%, 02/12/2029	PEN	11,140,000	3,841,701
5.94%, 02/12/2029(2)		11,637,000	4,013,094
6.15%, 08/12/2032(2)		2,151,000	724,839
6.35%, 08/12/2028(2)		12,544,000	4,402,852
6.90%, 08/12/2037(2)		879,000	299,433
6.95%, 08/12/2031		1,183,000	424,918
6.95%, 08/12/2031(2)		11,230,000	4,033,669
8.20%, 08/12/2026(2)		15,908,000	5,965,266
Port Authority of New York & New Jersey
4.00%, 07/15/2050		$3,110,000	3,590,028
Province of Quebec Canada
0.60%, 07/23/2025		7,535,000	7,565,424
Provincia de Buenos Aires/Government Bonds
34.19% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.83%), 05/31/2022(1)	ARS	52,056,000	561,211
36.05% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 04/12/2025(1)(2)		1,284,476,000	12,680,717
Puerto Rico Electric Power Authority
6.05%, 07/01/2032(6)		$100,000	80,500
Qatar Government International Bond
4.50%, 04/23/2028		2,259,000	2,736,214
4.63%, 06/02/2046		1,457,000	1,934,168
5.10%, 04/23/2048		600,000	843,450
Regents of the University of California Medical Center Pooled Revenue
3.01%, 05/15/2050		1,395,000	1,480,500
3.26%, 05/15/2060		15,790,000	17,759,960
Republic of South Africa Government Bond
8.00%, 01/31/2030	ZAR	10,200,000	661,953
8.75%, 02/28/2048		16,700,000	934,614
10.50%, 12/21/2026		434,400,000	34,978,491
Republic of South Africa Government International Bond
4.30%, 10/12/2028		$1,534,000	1,597,354
4.85%, 09/30/2029		9,835,000	10,439,105
4.88%, 04/14/2026		700,000	764,897
5.75%, 09/30/2049		5,200,000	5,209,152
Russian Foreign Bond—Eurobond
4.25%, 06/23/2027		400,000	456,100
4.38%, 03/21/2029		1,200,000	1,399,536
4.75%, 05/27/2026		600,000	692,808
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2037		1,220,000	1,569,420
5.00%, 05/01/2044		1,460,000	1,807,845
Saudi Government International Bond
2.75%, 02/03/2032(2)		900,000	949,464
3.25%, 10/22/2030		700,000	771,974
3.63%, 03/04/2028		2,500,000	2,802,375
3.75%, 01/21/2055(2)		600,000	654,870
4.00%, 04/17/2025		16,000,000	17,869,920
4.50%, 10/26/2046		750,000	909,563
4.63%, 10/04/2047		800,000	988,200
5.00%, 04/17/2049		1,400,000	1,834,770
Serbia International Bond
3.13%, 05/15/2027(2)	EUR	1,998,000	2,739,618
State of Illinois
5.10%, 06/01/2033		$225,000	242,147
6.73%, 04/01/2035		70,000	80,830
7.35%, 07/01/2035		55,000	65,574
State of Israel
3.38%, 01/15/2050		6,300,000	6,964,776
3.80%, 05/13/2060		13,900,000	16,512,922
Texas Public Finance Authority
8.25%, 07/01/2024		3,300,000	3,311,682
Turkey Government International Bond
4.63%, 03/31/2025	EUR	6,300,000	8,142,786
5.63%, 03/30/2021		$800,000	806,000
5.75%, 03/22/2024		600,000	631,260
5.75%, 05/11/2047		2,800,000	2,654,904
6.35%, 08/10/2024		1,782,000	1,909,916
7.25%, 12/23/2023		4,000,000	4,368,400
7.63%, 04/26/2029		11,900,000	13,717,725
Uruguay Government International Bond
4.38%, 10/27/2027		725,000	857,313
4.38%, 01/23/2031		1,500,000	1,839,375
Venezuela Government International Bond
6.00%, 12/09/2049(6)		30,000	2,760
7.00%, 03/31/2038(6)		187,000	17,204
7.65%, 04/21/2025(6)		534,000	49,128
7.75%, 04/13/2022(6)		100,000	9,200
8.25%, 10/13/2024(6)		7,294,000	671,048

9.00%, 05/07/2023(6)	110,000	10,120
9.00%, 05/07/2023(6)	7,405,000	681,260
9.25%, 09/15/2027(6)	1,049,000	97,033
9.25%, 05/07/2028(6)	420,000	38,640
11.75%, 10/21/2026(6)	120,000	11,040
11.95%, 08/05/2031(6)	3,200,000	294,400

Total Other Government Related		541,764,029

U.S. Treasury Obligations – 19.40%
U.S. Treasury Inflation Indexed Bond
0.13%, 07/15/2030(7)	10,460,577	11,728,787
0.25%, 07/15/2029(7)(8)	44,586,648	50,452,829
0.25%, 02/15/2050(7)	17,716,073	21,085,267
0.63%, 02/15/2043(7)	339,768	423,070
0.75%, 02/15/2042(7)	576,180	732,616
0.75%, 02/15/2045(7)	4,201,926	5,412,442
0.88%, 02/15/2047(7)	4,746,236	6,373,187
1.00%, 02/15/2046(7)	2,197,880	2,993,855
1.00%, 02/15/2048(7)	3,484,569	4,844,769
1.00%, 02/15/2049(7)	6,519,114	9,167,664
1.38%, 02/15/2044(7)	558,630	803,575
2.13%, 02/15/2040(7)	240,944	372,860
2.13%, 02/15/2041(7)	356,712	558,915
U.S. Treasury Note/Bond
0.13%, 04/30/2022	140,350,000	140,382,895
0.13%, 05/31/2022	57,150,000	57,161,162
0.13%, 08/31/2022	61,755,000	61,757,412
0.13%, 09/30/2022	109,120,000	109,120,000
0.13%, 10/31/2022	229,055,000	229,081,843
0.13%, 11/30/2022	865,582,000	865,649,619
0.13%, 12/31/2022	405,660,000	405,675,845
0.25%, 09/30/2025	175,000,000	174,302,733
0.38%, 03/31/2022	83,370,000	83,633,788
0.38%, 11/30/2025	364,459,000	364,886,102
0.38%, 12/31/2025	404,455,000	404,676,188
0.38%, 09/30/2027	234,680,000	230,994,792
0.63%, 08/15/2030	19,010,000	18,522,869
0.88%, 11/15/2030	157,645,000	157,029,199
1.13%, 08/15/2040	109,500,000	103,494,609
1.38%, 08/15/2050	130,335,000	121,781,766
1.50%, 09/15/2022(8)	34,990,000	35,805,978
1.50%, 01/15/2023(8)	229,835,000	236,227,286
1.63%, 11/15/2022	205,170,000	210,876,291
1.63%, 12/15/2022	44,950,000	46,259,871
1.63%, 11/15/2050	458,878,000	456,153,412
2.25%, 08/15/2049	116,300,000	132,818,234
2.50%, 02/15/2045	49,400,000	58,801,437
2.75%, 11/15/2047(8)	250,000	313,115
3.00%, 05/15/2045	30,000,000	38,852,344
3.00%, 02/15/2048(8)	15,800,000	20,701,086
3.00%, 08/15/2048(8)	10,405,000	13,661,033
3.00%, 02/15/2049	64,740,000	85,229,199
3.13%, 05/15/2048(8)	12,780,000	17,122,205

Total U.S. Treasury Obligations		4,995,922,149

Total Government Related (Cost: $5,446,789,008)		5,537,686,178

Mortgage-Backed Obligations – 28.57%
280 Park Avenue 2017-280P Mortgage Trust
1.04% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 09/15/2034, Series 2017-280P, Class A(1)(2)	1,315,632	1,315,624
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033, Series 2003-22CB, Class 1A1	522,975	544,638
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	163,968	171,650
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034, Series 2004-16CB, Class 1A1	318,222	328,368
5.50%, 08/25/2034, Series 2004-16CB, Class 3A1	367,103	379,291
Alternative Loan Trust 2005-56
1.61% (1 Month LIBOR USD + 1.46%, 1.46% Floor), 11/25/2035, Series 2005-56, Class 1A1(1)	4,508,419	4,500,802
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036, Series 2005-74T1, Class A1	10,273,600	8,006,980
Alternative Loan Trust 2006-HY12
3.26%, 08/25/2036, Series 2006-HY12, Class A5(5)	230,994	242,125
Alternative Loan Trust 2006-OA17
0.35% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 12/20/2046, Series 2006-OA17, Class 1A1A(1)	15,010,987	12,652,175
Alternative Loan Trust 2006-OA22
0.36% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/25/2047, Series 2006-OA22, Class A2(1)	13,617,195	12,265,805
Alternative Loan Trust 2006-OA3
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 05/25/2036, Series 2006-OA3, Class 1A1(1)	5,538,281	4,756,670
Alternative Loan Trust 2006-OA7
1.55% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046, Series 2006-OA7, Class 2A1(1)	10,818,225	9,447,286
Alternative Loan Trust 2006-OC5
0.67% (1 Month LIBOR USD + 0.52%, 0.52% Floor), 06/25/2046, Series 2006-OC5, Class 2A3(1)	8,117,201	7,339,018
Alternative Loan Trust 2007-HY7C
0.29% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 08/25/2037, Series 2007-HY7C, Class A1(1)	2,695,552	2,525,185
Alternative Loan Trust 2007-OA2
0.28% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 03/25/2047, Series 2007-OA2, Class 2A1(1)	11,749,467	9,692,301
1.45% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047, Series 2007-OA2, Class 1A1(1)	25,565,139	21,777,914
Alternative Loan Trust 2007-OA4
0.32% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 05/25/2047, Series 2007-OA4, Class A1(1)	1,856,560	1,717,050
Angel Oak Mortgage Trust 2019-3
3.24%, 05/25/2059, Series 2019-3, Class A3(2)(5)	2,839,341	2,876,268
Angel Oak Mortgage Trust I LLC 2019-1
3.92%, 11/25/2048, Series 2019-1, Class A1(2)(5)	4,192,268	4,292,988
4.02%, 11/25/2048, Series 2019-1, Class A2(2)(5)	1,096,729	1,101,705
Angel Oak Mortgage Trust I LLC 2019-2
3.63%, 03/25/2049, Series 2019-2, Class A1(2)(5)	1,692,443	1,730,902
3.78%, 03/25/2049, Series 2019-2, Class A2(2)(5)	1,976,029	2,018,598
4.07%, 03/25/2049, Series 2019-2, Class M1(2)(5)	3,460,000	3,588,587
Angel Oak Mortgage Trust LLC
1.69%, 04/25/2065, Series 2020-3, Class A1(2)(5)	4,554,168	4,584,098
Angel Oak Mortgage Trust LLC 2020-5
2.04%, 05/25/2065, Series 2020-5, Class A3(2)(5)	2,438,704	2,457,677
2.97%, 05/25/2065, Series 2020-5, Class M1(2)(5)	2,480,000	2,516,976
Ashford Hospitality Trust 2018-ASHF
1.41% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 04/15/2035, Series 2018-ASHF, Class B(1)(2)	1,530,000	1,455,282
Atrium Hotel Portfolio Trust 2017-ATRM
1.09% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 12/15/2036, Series 2017-ATRM, Class A(1)(2)	3,120,000	3,018,280
1.66% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 12/15/2036, Series 2017-ATRM, Class B(1)(2)	1,095,000	1,007,157
Austin Fairmont Hotel Trust 2019-FAIR
1.41% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 09/15/2032, Series 2019-FAIR, Class B(1)(2)	2,155,000	2,092,860
1.61% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 09/15/2032, Series 2019-FAIR, Class C(1)(2)	5,500,000	5,286,266

Aventura Mall Trust
4.11%, 07/05/2040, Series 2018-AVM, Class A(2)(5)	5,325,000	5,782,224
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.09%, 08/10/2038, Series 2018-PARK, Class A(2)(5)	6,575,000	7,736,342
BAMLL Re-REMIC Trust 2016-RRLD11
5.88%, 06/17/2050, Series 2016-LD11, Class AJB(2)(5)	100,000	46,991
5.88%, 06/17/2050, Series 2016-LD11, Class AJA(2)(5)	229,739	229,584
Banc of America Commercial Mortgage Trust 2007-5
5.82%, 02/10/2051, Series 2007-5, Class AJ(5)	5,868,121	6,160,202
Banc of America Funding 2015-R7 Trust
1.66% (12 Month U.S. Treasury Average + 0.92%), 09/26/2046, Series 2015-R7, Class 1A1(1)(2)	942,247	955,939
Banc of America Funding 2015-R8 Trust
1.58%, 11/26/2046, Series 2015-R8, Class 1A1(2)(5)	1,190,701	1,217,010
Banc of America Funding 2015-R9 Trust
0.35% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/26/2037, Series 2015-R9, Class 2A1(1)(2)	11,917,929	11,568,791
Bank 2019-BNK21
3.52%, 10/17/2052, Series 2019-BN21, Class C(5)	1,960,000	1,970,664
Bank 2019-BNK22
2.50%, 11/15/2062, Series 2019-BN22, Class D(2)	3,945,000	3,509,230
Bank 2020-BNK25
2.84%, 01/15/2063, Series 2020-BN25, Class AS	1,890,000	2,036,237
BBCCRE Trust 2015-GTP
4.55%, 08/10/2033, Series 2015-GTP, Class C(2)(5)	2,715,000	2,759,059
BBCMS 2019-BWAY Mortgage Trust
2.32% (1 Month LIBOR USD + 2.16%, 2.16% Floor), 11/15/2034, Series 2019-BWAY, Class D(1)(2)	2,025,000	1,907,656
BBCMS Trust 2018-CBM
1.16% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 07/15/2037, Series 2018-CBM, Class A(1)(2)	2,305,000	2,223,717
BCAP LLC 2014-RR2
0.58% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 10/26/2036, Series 2014-RR2, Class 6A8(1)(2)	16,372,571	15,809,503
Bear Stearns ALT-A Trust 2005-1
1.27% (1 Month LIBOR USD + 1.13%, 1.13% Floor, 11.50% Cap), 01/25/2035, Series 2005-1, Class M2(1)	6,131,828	6,145,952
Bear Stearns ARM Trust 2003-3
3.83%, 05/25/2033, Series 2003-3, Class 3A1(5)	467,853	463,320
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041, Series 2006-T24, Class B(2)(5)	8,421,916	8,602,145
Benchmark 2018-B1 Mortgage Trust
3.88%, 01/15/2051, Series 2018-B1, Class AM(5)	3,095,000	3,544,381
Benchmark 2019-B13 Mortgage Trust
2.70%, 08/15/2057, Series 2019-B13, Class A3	7,750,000	8,478,211
3.18%, 08/15/2057, Series 2019-B13, Class AM	2,902,000	3,206,056
Benchmark 2020-B16 Mortgage Trust
3.54%, 02/15/2053, Series 2020-B16, Class C(5)	3,051,000	3,165,522
BFLD 2019-DPLO
1.70% (1 Month LIBOR USD + 1.54%, 1.54% Floor), 10/15/2034, Series 2019-DPLO, Class C(1)(2)	4,650,000	4,504,508
Braemar Hotels & Resorts Trust 2018-Prime
1.21% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 06/15/2035, Series 2018-PRME, Class B(1)(2)	3,000,000	2,840,999
Brass NO 8 Plc
0.92% (3 Month LIBOR USD + 0.70%), 11/16/2066, Series 8A, Class A1(1)(2)	1,982,468	1,988,747
BX Commercial Mortgage Trust 2019-IMC
1.46% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 04/15/2034, Series 2019-IMC, Class B(1)(2)	4,870,000	4,674,564
2.31% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 04/15/2034, Series 2019-IMC, Class E(1)(2)	4,215,000	3,834,464
BX Trust 2018-GW
0.96% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/15/2035, Series 2018-GW, Class A(1)(2)	2,485,000	2,442,924
BX Trust 2019-OC11
3.20%, 12/09/2041, Series 2019-OC11, Class A(2)	2,755,000	3,015,346
BXP Trust 2017-GM
3.38%, 06/13/2039, Series 2017-GM, Class A(2)	3,800,000	4,246,969
CALI Mortgage Trust 2019-101C
3.96%, 03/10/2039, Series 2019-101C, Class A(2)	5,010,000	5,839,756
Cantor Commercial Real Estate Lending 2019-CF1
4.35%, 05/15/2052, Series 2019-CF1, Class C(5)	3,220,000	3,573,970
Cantor Commercial Real Estate Lending 2019-CF2
2.50%, 11/15/2052, Series 2019-CF2, Class D(2)	7,935,000	6,966,646
3.27%, 11/15/2052, Series 2019-CF2, Class B	2,780,000	2,920,444
CD 2018-CD7 Mortgage Trust
4.85%, 08/15/2051, Series 2018-CD7, Class C(5)	8,190,000	9,186,981
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039, Series 2019-CPT, Class A(2)	5,185,000	5,689,356
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037, Series 2008-3R, Class 1A1(2)	6,072,587	4,786,145
CIM Trust 2018-R4
4.07%, 12/26/2057, Series 2018-R4, Class A1(2)(5)	15,077,405	15,143,926
CIM Trust 2018-R5
3.75%, 07/25/2058, Series 2018-R5, Class A1(2)(5)	10,838,110	10,893,504
CIM Trust 2018-R6
1.23% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 09/25/2058, Series 2018-R6, Class A1(1)(2)	13,436,723	13,306,271
CIM Trust 2019-R3
2.63%, 06/25/2058, Series 2019-R3, Class A(2)(5)	20,220,311	20,047,523
CIM Trust 2019-R4
3.00%, 10/25/2059, Series 2019-R4, Class A1(2)(5)	23,702,598	22,924,183
CIM Trust 2020-R1
2.85%, 10/27/2059, Series 2020-R1, Class A1(2)(5)	28,638,360	24,758,495
CIM Trust 2020-R6
2.25%, 12/25/2060, Series 2020-R6, Class A1A(2)(5)	18,377,406	18,560,448
CIM Trust 2020-R7
2.25%, 12/27/2061, Series 2020-R7, Class A1A(2)(5)(13)	31,374,282	31,728,812
Citigroup Commercial Mortgage Trust 2013-375P
3.52%, 05/10/2035, Series 2013-375P, Class D(2)(5)	3,120,000	3,136,342
3.52%, 05/10/2035, Series 2013-375P, Class C(2)(5)	4,250,000	4,320,307
Citigroup Commercial Mortgage Trust 2015-GC27
3.57%, 02/10/2048, Series 2015-GC27, Class AS	430,000	466,683
Citigroup Commercial Mortgage Trust 2015-GC33
4.11%, 09/10/2058, Series 2015-GC33, Class AS	1,350,000	1,497,931
Citigroup Commercial Mortgage Trust 2016-P3
3.06%, 04/15/2049, Series 2016-P3, Class A3	1,225,000	1,319,561
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050, Series 2017-P7, Class AS	2,140,000	2,434,570
Citigroup Commercial Mortgage Trust 2018-B2
4.67%, 03/10/2051, Series 2018-B2, Class C(5)	1,195,000	1,202,622
Citigroup Commercial Mortgage Trust 2020-555
2.83%, 12/10/2041, Series 2020-555, Class B(2)	2,150,000	2,145,201
3.03%, 12/10/2041, Series 2020-555, Class C(2)	1,530,000	1,504,800
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068, Series 2018-A, Class A1(2)(5)	1,393,721	1,399,692
Citigroup Mortgage Loan Trust 2018-C
4.13%, 03/25/2059, Series 2018-C, Class A1(2)(3)	4,117,758	4,118,093
Citigroup Mortgage Loan Trust 2019-B
3.26%, 04/25/2066, Series 2019-B, Class A1(2)(5)	3,182,817	3,248,748
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066, Series 2019-RP1, Class A1(2)(5)	2,954,267	3,163,536

Citigroup Mortgage Loan Trust, Inc.
2.50%, 08/25/2050, Series 2020-EXP2, Class A4(2)(5)		3,076,677	3,159,603
Clavis Securities Plc
0.21% (3 Month LIBOR GBP + 0.17%), 12/15/2032, Series 2007-1, Class A3A(1)	GBP	949,688	1,256,936
Cold Storage Trust 2020-ICE5
1.81% (1 Month LIBOR USD + 1.65%, 1.43% Floor), 11/15/2037, Series 2020-ICE5, Class C(1)(2)		$3,595,000	3,596,132
COLT 2019-1 Mortgage Loan Trust
3.71%, 03/25/2049, Series 2019-1, Class A1(2)(5)		3,652,312	3,687,978
COLT 2019-2 Mortgage Loan Trust
3.34%, 05/25/2049, Series 2019-2, Class A1(2)(5)		2,908,360	2,925,738
3.54%, 05/25/2049, Series 2019-2, Class A3(2)(5)		1,996,072	2,008,501
COLT 2019-3 Mortgage Loan Trust
2.76%, 08/25/2049, Series 2019-3, Class A1(2)(5)		1,675,662	1,694,963
COLT 2020-3 Mortgage Loan Trust
1.51%, 04/27/2065, Series 2020-3, Class A1(2)(5)		2,755,012	2,776,816
COMM 2012-CCRE3 Mortgage Trust
3.42%, 10/15/2045, Series 2012-CR3, Class AM(2)		880,000	892,472
COMM 2014-CR14 Mortgage Trust
4.62%, 02/10/2047, Series 2014-CR14, Class C(5)		6,770,000	6,991,437
COMM 2014-UBS2 Mortgage Trust
4.96%, 03/10/2047, Series 2014-UBS2, Class C(5)		800,000	836,309
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048, Series 2015-CR24, Class A5		1,990,000	2,233,142
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048, Series 2015-DC1, Class AM		2,495,000	2,703,033
COMM 2015-PC1 Mortgage Trust
4.43%, 07/10/2050, Series 2015-PC1, Class B(5)		440,000	468,012
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050, Series 2017-COR2, Class A3		3,110,000	3,528,335
COMM 2017-PANW Mortgage Trust
3.41%, 10/10/2029, Series 2017-PANW, Class B(2)(5)		1,285,000	1,346,637
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(2)		5,150,000	5,083,688
Commercial Mortgage Pass Through Certificates
3.40%, 10/05/2030, Series 2012-LTRT, Class A2(2)		425,000	411,058
Connecticut Avenue Securities Trust 2020-R02
0.90% (1 Month LIBOR USD + 0.75%), 01/25/2040, Series 2020-R02, Class 2M1(1)(2)		2,003,042	2,003,042
Credit Suisse Mortgage Capital Certificates 19-RPL4
3.49%, 08/26/2058, Series 2019-RPL4, Class A1(2)		670,758	672,651
Credit Suisse Mortgage Capital Certificates 2019-ICE4
1.76% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 05/15/2036, Series 2019-ICE4, Class D(1)(2)		5,465,000	5,410,169
Csail 2015-C2 Commercial Mortgage Trust
3.85%, 06/15/2057, Series 2015-C2, Class AS(5)		8,560,000	8,994,334
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049, Series 2016-C6, Class A5		840,000	914,934
CSAIL 2016-C7 Commercial Mortgage Trust
3.96%, 11/15/2049, Series 2016-C7, Class AS(5)		6,160,000	6,933,388
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052, Series 2019-C17, Class A4		6,050,000	6,536,934
3.28%, 09/15/2052, Series 2019-C17, Class AS		2,625,000	2,875,277
3.48%, 09/15/2052, Series 2019-C17, Class B		3,015,000	3,205,510
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033, Series 2003-27, Class 4A4		95,617	98,719
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D(2)		6,175,000	5,097,690
CSMC 2020-NET
2.26%, 08/15/2037, Series 2020-NET, Class A(2)		2,800,000	2,900,322
3.53%, 08/15/2037, Series 2020-NET, Class C(2)		4,405,000	4,600,410
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(2)(5)		12,070,574	12,083,299
CSMC 2020-RPL5 Trust
3.02%, 08/25/2060, Series 2020-RPL5, Class A1(2)		3,724,887	3,735,521
CSMC Trust 2013-5R
0.59% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/27/2036, Series 2013-5R, Class 1A6(1)(2)		4,284,884	4,194,234
DBCG 2017-BBG Mortgage Trust
0.86% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 06/15/2034, Series 2017-BBG, Class A(1)(2)		2,645,000	2,642,121
DBJPM 17-C6 Mortgage Trust
3.79%, 06/10/2050, Series 2017-C6, Class B(5)		2,750,000	2,946,761
DBUBS 2017-BRBK Mortgage Trust
3.53%, 10/10/2034, Series 2017-BRBK, Class D(2)(5)		2,540,000	2,655,830
DC Office Trust 2019-MTC
2.97%, 09/15/2045, Series 2019-MTC, Class A(2)		5,545,000	6,099,028
3.07%, 09/15/2045, Series 2019-MTC, Class D(2)(5)		4,450,000	4,429,614
Deephaven Residential Mortgage Trust 2018-1
2.98%, 12/25/2057, Series 2018-1A, Class A1(2)(5)		167,445	167,805
Deephaven Residential Mortgage Trust 2018-2
3.48%, 04/25/2058, Series 2018-2A, Class A1(2)(5)		1,107,671	1,129,432
Deephaven Residential Mortgage Trust 2019-1
3.74%, 01/25/2059, Series 2019-1A, Class A1(2)(5)		1,352,497	1,366,527
Deephaven Residential Mortgage Trust 2019-2
3.56%, 04/25/2059, Series 2019-2A, Class A1(2)(5)		1,989,630	2,002,366
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 04/25/2035, Series 2005-2, Class 1A1(1)		4,271,855	3,741,279
Durham Mortgages Plc
0.62% (3 Month LIBOR GBP + 0.55%), 03/31/2053, Series Series 2018-AX(1)	GBP	22,755,019	31,102,458
0.67% (3 Month LIBOR GBP + 0.60%), 03/31/2054, Series Series 2018-BX(1)		19,409,077	26,465,604
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/10/2035, Series 2015-11MD, Class A(2)(5)		$3,110,000	3,419,782
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059, Series 2019-2, Class A1(2)(5)		4,518,934	4,629,624
3.05%, 11/25/2059, Series 2019-2, Class A3(2)(5)		2,773,229	2,833,358
EOS European Loan Conduit No 35 DAC
1.00% (3 Month EURIBOR + 1.00%, 1.00% Floor, 6.00% Cap), 04/23/2029(1)(2)	EUR	775,274	944,050
Eurosail-UK 2007-5np Plc
0.81% (3 Month LIBOR GBP + 0.77%), 09/13/2045, Series 2007-5X, Class A1A(1)	GBP	9,424,264	12,120,657
Eurosail-UK 2007-6nc Plc
0.74% (3 Month LIBOR GBP + 0.70%, 0.70% Floor), 09/13/2045, Series 2007-6NCX, Class A3A(1)		231,006	305,100
Fannie Mae
1.50%, 01/01/2036(9)		$31,160,000	32,056,073
2.00%, 01/01/2036(9)		81,255,000	84,937,449
2.00%, 01/01/2051(9)		572,815,000	594,943,714
2.00%, 02/01/2051(9)		250,075,000	259,276,655
2.00%, 03/01/2051(9)		1,066,000,000	1,103,433,539
2.50%, 01/01/2051(9)		160,990,000	169,680,736
2.50%, 02/01/2051(9)		132,525,000	139,435,800
2.50%, 03/01/2051(9)		192,100,000	201,824,813
3.00%, 01/01/2036(9)		12,135,000	12,734,095
3.00%, 02/01/2036(9)		8,535,000	8,955,997
3.00%, 01/01/2051(9)		43,451,000	45,518,066

3.00%, 02/01/2051(9)	240,900,000	252,586,018
3.50%, 01/01/2034(9)	6,000,000	6,361,976
3.50%, 01/01/2051(9)	14,720,000	15,557,949
4.00%, 01/01/2051(9)	18,735,000	20,006,898
4.00%, 02/01/2051(9)	4,900,000	5,239,929
4.50%, 01/01/2051(9)	15,745,000	17,062,717
5.00%, 01/01/2049(9)	14,295,000	15,819,310
Fannie Mae Connecticut Avenue Securities
1.00% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 07/25/2030, Series 2018-C01, Class 1ED2(1)	5,858,251	5,764,566
1.05% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 08/25/2030, Series 2018-C02, Class 2EB2(1)	2,941,564	2,867,210
1.15% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 02/25/2030, Series 2017-C06, Class 2ED1(1)	3,659,624	3,617,612
1.25% (1 Month LIBOR USD + 1.10%), 11/25/2029, Series 2017-C04, Class 2ED2(1)	6,878,564	6,787,436
1.50% (1 Month LIBOR USD + 1.35%), 09/25/2029, Series 2017-C02, Class 2ED3(1)	6,021,398	5,958,241
3.70% (1 Month LIBOR USD + 3.55%), 07/25/2029, Series 2017-C01, Class 1M2(1)	2,296,066	2,362,745
4.70% (1 Month LIBOR USD + 4.55%), 02/25/2025, Series 2015-C01, Class 2M2(1)	301,509	306,254
Fannie Mae Pool
2.00%, 10/01/2040	8,628,554	8,981,276
2.00%, 11/01/2040	25,700,533	26,695,809
2.46%, 04/01/2040	8,775,000	9,393,617
2.50%, 07/01/2030	436,667	463,477
2.50%, 07/01/2030	592,860	630,459
2.50%, 08/01/2030	1,087,951	1,156,892
2.50%, 11/01/2031	1,474,529	1,564,553
2.50%, 01/01/2032	1,705,476	1,780,812
2.50%, 08/01/2035	6,374,983	6,662,639
2.50%, 11/01/2050	8,485,291	8,963,600
2.50%, 11/01/2050	13,656,595	14,534,343
3.00%, 11/01/2027	213,520	226,550
3.00%, 06/01/2028	19,262	20,227
3.00%, 09/01/2028	14,848	15,605
3.00%, 10/01/2028	259,133	272,350
3.00%, 11/01/2028	410,777	438,988
3.00%, 02/01/2030	7,491,414	7,859,164
3.00%, 03/01/2030	7,800,269	8,183,749
3.00%, 05/01/2030	142,242	149,586
3.00%, 09/01/2030	1,892,092	2,021,111
3.00%, 12/01/2030	632,301	664,696
3.00%, 09/01/2031	536,577	563,433
3.00%, 06/01/2032	1,170,044	1,228,193
3.00%, 09/01/2032	2,345,073	2,463,836
3.00%, 12/01/2032	2,035,014	2,190,648
3.00%, 02/01/2033	12,833	13,486
3.00%, 06/01/2033	6,506	6,817
3.00%, 10/01/2033	1,699,424	1,801,833
3.00%, 11/01/2033	1,070,660	1,135,248
3.00%, 02/01/2034	3,869,686	4,065,930
3.00%, 07/01/2034	337,491	354,618
3.00%, 12/01/2034	4,744,613	5,069,819
3.00%, 01/01/2035	1,538,744	1,634,074
3.00%, 01/01/2035	3,236,498	3,435,579
3.00%, 02/01/2035	2,562,322	2,739,166
3.00%, 11/01/2036	198,855	216,659
3.00%, 11/01/2036	1,310,902	1,412,723
3.00%, 11/01/2036	1,575,802	1,715,041
3.00%, 12/01/2036	227,515	247,884
3.00%, 12/01/2036	1,749,033	1,884,889
3.00%, 10/01/2037	26,969	28,244
3.00%, 03/01/2038	2,007,944	2,103,756
3.00%, 04/01/2040	4,160,510	4,528,630
3.00%, 04/01/2040	4,446,778	4,816,178
3.00%, 04/01/2040	5,135,145	5,529,331
3.00%, 01/01/2043	2,025,568	2,157,565
3.00%, 02/01/2043	3,040,412	3,239,239
3.00%, 04/01/2043	2,205,836	2,384,209
3.00%, 05/01/2043	931,630	986,920
3.00%, 06/01/2043	2,448,724	2,604,280
3.00%, 07/01/2043	246,514	262,945
3.00%, 08/01/2043	136,701	147,311
3.00%, 08/01/2043	6,485,322	7,009,768
3.00%, 09/01/2043	1,076,654	1,174,352
3.00%, 02/01/2044	36,296	39,110
3.00%, 05/01/2045	488,032	519,646
3.00%, 05/01/2045	994,112	1,074,059
3.00%, 07/01/2045	4,760,196	5,176,689
3.00%, 05/01/2046	8,050,052	8,470,172
3.00%, 06/01/2046	313,114	338,317
3.00%, 07/01/2046	1,773,925	1,878,088
3.00%, 08/01/2046	100,829	106,157
3.00%, 11/01/2046	430,825	454,908
3.00%, 11/01/2046	431,071	467,104
3.00%, 11/01/2046	717,977	774,400
3.00%, 11/01/2046	1,414,535	1,489,520
3.00%, 11/01/2046	1,609,871	1,731,451
3.00%, 11/01/2046	1,638,207	1,753,279
3.00%, 11/01/2046	1,776,648	1,916,396
3.00%, 11/01/2046	4,070,213	4,355,017
3.00%, 12/01/2046	36,889	38,793
3.00%, 01/01/2047	2,431,981	2,553,115
3.00%, 01/01/2047	14,913,277	15,611,083
3.00%, 06/01/2047	2,042,873	2,223,756
3.00%, 08/01/2047	9,793,583	10,604,992
3.00%, 09/01/2048	765,626	803,040
3.00%, 09/01/2048	1,531,072	1,609,284
3.00%, 08/01/2049	1,693,276	1,847,396
3.00%, 03/01/2050	277,632	298,151
3.00%, 03/01/2050	14,664,390	15,573,960
3.00%, 04/01/2050	294,895	313,911
3.00%, 07/01/2050	3,527,888	3,758,776
3.00%, 08/01/2050	1,663,762	1,770,449
3.00%, 09/01/2050	299,084	318,264
3.00%, 10/01/2050	6,032,257	6,445,205
3.22%, 01/01/2027	3,565,000	4,022,010
3.50%, 01/01/2030	732,959	786,489
3.50%, 12/01/2030	2,325,995	2,495,836
3.50%, 04/01/2031	1,139,627	1,221,295
3.50%, 11/01/2031	1,792,872	1,920,753
3.50%, 08/01/2032	828,739	888,200
3.50%, 08/01/2032	3,763,255	4,028,242
3.50%, 11/01/2032	1,370,598	1,475,751

3.50%, 12/01/2033	2,251,914	2,415,568
3.50%, 02/01/2035	104,498	112,440
3.50%, 01/01/2036	976,816	1,049,831
3.50%, 01/01/2038	4,664,979	4,940,782
3.50%, 12/01/2041	56,371	62,274
3.50%, 06/01/2042	43,687	47,261
3.50%, 06/01/2042	74,081	80,344
3.50%, 07/01/2042	53,831	58,114
3.50%, 07/01/2042	397,427	429,046
3.50%, 08/01/2042	117,281	127,068
3.50%, 09/01/2042	140,871	153,758
3.50%, 09/01/2042	184,626	200,822
3.50%, 12/01/2042	918,090	1,002,499
3.50%, 12/01/2042	1,469,411	1,595,024
3.50%, 01/01/2043	80,369	87,725
3.50%, 01/01/2043	213,315	233,018
3.50%, 03/01/2043	889,369	970,941
3.50%, 04/01/2043	65,483	70,495
3.50%, 06/01/2043	122,062	134,055
3.50%, 06/01/2043	772,939	840,640
3.50%, 06/01/2043	1,305,298	1,419,622
3.50%, 06/01/2043	1,891,094	2,065,364
3.50%, 07/01/2043	97,450	105,737
3.50%, 07/01/2043	145,995	160,339
3.50%, 08/01/2043	87,083	95,076
3.50%, 08/01/2043	102,129	110,866
3.50%, 09/01/2043	409,476	447,576
3.50%, 01/01/2044	423,538	462,282
3.50%, 01/01/2044	600,316	655,251
3.50%, 01/01/2044	871,971	952,605
3.50%, 01/01/2044	4,357,339	4,757,023
3.50%, 03/01/2044	188,778	208,488
3.50%, 07/01/2044	551,718	595,431
3.50%, 12/01/2044	305,582	333,636
3.50%, 02/01/2045	378,119	412,816
3.50%, 04/01/2045	46,734	50,807
3.50%, 04/01/2045	970,773	1,039,901
3.50%, 05/01/2045	1,277,237	1,368,020
3.50%, 06/01/2045	1,599,450	1,707,499
3.50%, 06/01/2045	1,706,274	1,855,010
3.50%, 07/01/2045	1,984,381	2,149,342
3.50%, 08/01/2045	40,350	43,649
3.50%, 09/01/2045	3,276,290	3,523,719
3.50%, 10/01/2045	253,265	272,559
3.50%, 11/01/2045	274,944	297,419
3.50%, 11/01/2045	4,417,051	4,728,702
3.50%, 12/01/2045	880,654	943,754
3.50%, 01/01/2046	24,852	26,971
3.50%, 01/01/2046	60,822	65,102
3.50%, 04/01/2046	383,086	409,954
3.50%, 05/01/2046	494,414	539,756
3.50%, 06/01/2046	459,749	492,893
3.50%, 06/01/2046	1,059,456	1,132,374
3.50%, 06/01/2046	2,118,761	2,315,683
3.50%, 06/01/2046	2,683,652	2,915,922
3.50%, 06/01/2046	3,454,427	3,695,095
3.50%, 07/01/2046	873,444	930,171
3.50%, 09/01/2046	4,091,860	4,374,322
3.50%, 12/01/2046	1,377,179	1,467,419
3.50%, 01/01/2047	682,660	729,674
3.50%, 01/01/2047	1,086,887	1,156,651
3.50%, 01/01/2047	3,577,705	3,889,749
3.50%, 01/01/2047	15,336,430	16,351,090
3.50%, 02/01/2047	725,360	771,919
3.50%, 02/01/2047	929,108	987,058
3.50%, 03/01/2047	133,088	141,692
3.50%, 08/01/2047	11,215,562	12,175,715
3.50%, 11/01/2047	7,048,501	7,481,469
3.50%, 12/01/2047	3,275,269	3,558,957
3.50%, 12/01/2047	3,635,248	3,947,947
3.50%, 12/01/2047	3,869,652	4,103,999
3.50%, 01/01/2048	3,021,020	3,299,897
3.50%, 01/01/2048	6,815,442	7,405,765
3.50%, 01/01/2048	11,361,973	12,046,598
3.50%, 02/01/2048	1,597,822	1,706,749
3.50%, 02/01/2048	10,915,086	11,561,898
3.50%, 06/01/2049	10,321,913	11,210,847
3.50%, 08/01/2049	373,214	394,212
3.50%, 09/01/2049	3,624,749	3,828,648
3.50%, 09/01/2049	4,405,642	4,780,195
3.50%, 10/01/2049	2,169,843	2,292,044
3.50%, 10/01/2049	3,416,741	3,608,940
3.50%, 02/01/2050	763,306	806,335
3.50%, 05/01/2050	8,827,956	9,328,269
3.50%, 07/01/2050	10,440,954	11,159,328
4.00%, 02/01/2039	224,836	240,071
4.00%, 11/01/2040	67,957	74,512
4.00%, 11/01/2040	251,108	275,433
4.00%, 11/01/2040	2,065,190	2,252,315
4.00%, 12/01/2040	161,550	176,539
4.00%, 01/01/2041	125,664	137,785
4.00%, 02/01/2041	130,245	143,323
4.00%, 02/01/2041	402,461	441,486
4.00%, 02/01/2041	546,423	598,911
4.00%, 09/01/2041	247,527	271,168
4.00%, 01/01/2042	36,152	39,646
4.00%, 01/01/2042	2,125,892	2,316,095
4.00%, 02/01/2042	57,697	63,203
4.00%, 03/01/2042	2,454,701	2,728,214
4.00%, 06/01/2042	8,743,171	9,637,212
4.00%, 08/01/2042	2,201,444	2,400,448
4.00%, 09/01/2043	1,172,587	1,276,154
4.00%, 12/01/2043	2,291,587	2,490,720
4.00%, 06/01/2045	4,738,633	5,122,083
4.00%, 07/01/2045	639,895	695,379
4.00%, 09/01/2045	78,637	85,681
4.00%, 09/01/2045	106,406	116,220
4.00%, 10/01/2045	2,264,635	2,477,519
4.00%, 12/01/2045	313,812	339,948

4.00%, 12/01/2045	3,678,781	3,989,271
4.00%, 03/01/2046	1,003,871	1,091,765
4.00%, 09/01/2046	58,361	63,252
4.00%, 09/01/2046	1,376,739	1,485,751
4.00%, 12/01/2046	4,012,011	4,344,110
4.00%, 02/01/2047	1,493,451	1,614,328
4.00%, 02/01/2047	3,286,828	3,557,792
4.00%, 03/01/2047	1,558,049	1,679,448
4.00%, 04/01/2047	578,808	621,448
4.00%, 04/01/2047	1,672,736	1,800,156
4.00%, 05/01/2047	60,099	64,553
4.00%, 05/01/2047	1,937,252	2,084,053
4.00%, 06/01/2047	919,620	991,471
4.00%, 06/01/2047	2,104,619	2,261,905
4.00%, 07/01/2047	2,050,258	2,201,303
4.00%, 08/01/2047	112,650	121,166
4.00%, 08/01/2047	1,726,495	1,857,340
4.00%, 08/01/2047	2,441,624	2,633,585
4.00%, 10/01/2047	8,056,082	8,655,154
4.00%, 01/01/2048	121,483	130,457
4.00%, 03/01/2048	248,023	265,141
4.00%, 04/01/2048	125,068	133,722
4.00%, 06/01/2048	1,526,810	1,636,989
4.00%, 07/01/2048	430,693	459,854
4.00%, 07/01/2048	9,286,387	9,904,099
4.00%, 08/01/2048	28,516	30,445
4.00%, 08/01/2048	120,000	128,175
4.00%, 08/01/2048	516,403	552,423
4.00%, 09/01/2048	60,000	64,110
4.00%, 09/01/2048	880,044	937,606
4.00%, 09/01/2048	937,043	1,000,200
4.00%, 09/01/2048	19,410,839	21,513,357
4.00%, 10/01/2048	41,093	43,890
4.00%, 10/01/2048	322,795	357,754
4.00%, 11/01/2048	2,059,577	2,196,994
4.00%, 11/01/2048	3,414,170	3,646,577
4.00%, 12/01/2048	2,436,907	2,602,771
4.00%, 01/01/2049	6,257,650	6,877,235
4.00%, 02/01/2049	780,176	832,935
4.00%, 02/01/2049	7,015,045	7,573,026
4.00%, 03/01/2049	279,809	298,008
4.00%, 03/01/2049	1,563,141	1,663,684
4.00%, 03/01/2049	48,397,006	51,509,982
4.00%, 05/01/2049	181,865	194,218
4.00%, 05/01/2049	1,109,655	1,185,083
4.00%, 07/01/2049	26,078	27,848
4.00%, 08/01/2049	12,908	13,785
4.00%, 11/01/2049	1,910,457	2,042,496
4.00%, 12/01/2049	369,723	394,874
4.00%, 12/01/2049	518,999	554,228
4.00%, 12/01/2049	1,467,973	1,568,155
4.00%, 01/01/2050	8,127,629	8,687,665
4.00%, 02/01/2050	8,130,136	8,744,194
4.00%, 03/01/2050	52,467,350	56,039,045
4.00%, 04/01/2050	1,287,429	1,370,465
4.00%, 06/01/2050	2,023,519	2,162,108
4.00%, 07/01/2050	55,850,617	59,659,954
4.00%, 09/01/2050	718,381	764,588
4.50%, 11/01/2035	260,715	287,932
4.50%, 08/01/2040	67,148	74,540
4.50%, 09/01/2040	27,484	30,746
4.50%, 11/01/2040	1,812,171	2,025,996
4.50%, 01/01/2041	19,322	21,619
4.50%, 02/01/2041	244,018	272,748
4.50%, 05/01/2041	2,668,415	2,995,616
4.50%, 05/01/2041	4,527,016	5,059,736
4.50%, 08/01/2041	31,515	35,347
4.50%, 11/01/2041	499,950	559,907
4.50%, 02/01/2045	413,464	463,312
4.50%, 06/01/2045	296,957	331,942
4.50%, 02/01/2046	1,850,670	2,045,920
4.50%, 03/01/2046	1,444,163	1,616,903
4.50%, 09/01/2046	1,826,259	2,044,076
4.50%, 02/01/2047	6,710,410	7,514,161
4.50%, 11/01/2047	2,524,655	2,805,816
4.50%, 04/01/2048	2,549,141	2,759,737
4.50%, 05/01/2048	5,044,891	5,483,926
4.50%, 05/01/2048	11,723,603	12,721,642
4.50%, 08/01/2048	826,196	896,430
4.50%, 08/01/2048	1,503,764	1,630,226
4.50%, 08/01/2048	9,026,961	9,799,382
4.50%, 09/01/2048	3,318,282	3,593,938
4.50%, 11/01/2048	1,828,498	2,002,436
4.50%, 12/01/2048	4,399,425	4,769,126
4.50%, 05/01/2049	6,052,737	6,594,087
4.50%, 01/01/2050	542,304	587,958
4.50%, 05/01/2050	2,986,408	3,243,014
5.00%, 07/01/2035	649,400	751,293
5.00%, 02/01/2036	1,014,675	1,179,161
5.00%, 05/01/2040	24,573	28,527
5.00%, 06/01/2040	7,907	9,180
5.00%, 06/01/2040	653,688	753,918
5.00%, 02/01/2041	538,664	621,777
5.00%, 07/01/2041	749,999	870,500
5.00%, 08/01/2041	232,991	270,893
5.00%, 03/01/2042	404,498	469,618
5.00%, 11/01/2044	2,472,896	2,865,599
5.00%, 02/01/2045	881,506	992,541
5.00%, 07/01/2045	495,150	574,563
5.00%, 12/01/2047	929,074	1,067,148
5.50%, 05/01/2034	1,330,692	1,551,981
5.50%, 07/01/2034	319,940	373,994
5.50%, 07/01/2036	124,631	146,078
5.50%, 12/01/2039	264,788	307,724
5.50%, 03/01/2040	1,500,094	1,753,006
5.50%, 06/01/2041	268,377	310,912
5.50%, 02/01/2042	626,640	726,774
5.50%, 02/01/2042	998,742	1,155,124
5.50%, 10/01/2043	501,280	584,665

5.50%, 05/01/2044		351,689	412,550
5.50%, 05/01/2044		5,396,940	6,332,403
6.00%, 03/01/2034		1,566,367	1,856,260
6.00%, 06/01/2036		10,485	12,566
6.00%, 07/01/2038		1,072,658	1,283,372
6.00%, 10/01/2038		62,787	74,804
6.00%, 07/01/2041		5,030,236	6,019,187
6.50%, 05/01/2040		358,520	415,167
Fannie Mae REMICS
0.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 01/25/2050, Series 2019-79, Class FA(1)		3,867,055	3,899,644
3.00%, 09/25/2049, Series 2019-52, Class PA		1,313,799	1,367,625
3.50%, 03/25/2042, Series 2012-20, Class ZT		4,411,832	4,811,208
3.50%, 01/25/2047, Series 2018-55, Class PA		10,998,802	11,327,826
3.50%, 06/25/2047, Series 2018-38, Class PA		10,492,974	10,981,255
4.00%, 06/25/2044, Series 2018-44, Class PC		631,482	644,596
4.00%, 05/25/2047, Series 2018-86, Class JA		4,682,353	4,861,429
Fannie Mae-Aces
3.37%, 07/25/2028, Series 2018-M10, Class A2(5)		5,305,000	6,156,512
Feldspar 2016-1 Plc
0.74% (3 Month LIBOR GBP + 0.70%), 09/15/2045, Series 2016-1, Class A(1)	GBP	716,385	979,481
Finsbury Square 2018-2 Plc
0.99% (3 Month LIBOR GBP + 0.95%), 09/12/2068, Series 2018-2, Class A(1)		1,624,953	2,225,149
Finsbury Square 2019-1 Plc
1.02% (3 Month LIBOR GBP + 0.97%), 06/16/2069, Series 2019-1, Class A(1)		3,968,102	5,432,332
Flagstar Mortgage Trust 2017-2
4.11%, 10/25/2047, Series 2017-2, Class B1(2)(5)		$1,273,465	1,354,864
Flagstar Mortgage Trust 2018-6RR
4.00%, 09/25/2048, Series 2018-6RR, Class 2A4(2)(5)		1,106,963	1,183,516
Flagstar Mortgage Trust 2020-1NV
1.00% (1 Month LIBOR USD + 0.85%), 03/25/2050, Series 2020-1INV, Class A11(1)(2)		1,907,774	1,900,385
Fontainebleau Miami Beach Trust 2019-FBLU
3.75%, 12/10/2036, Series 2019-FBLU, Class C(2)		7,500,000	7,715,426
Freddie Mac Gold Pool
2.50%, 07/01/2030		922,500	964,424
2.50%, 02/01/2032		6,855,261	7,314,112
3.00%, 03/01/2031		547,754	576,157
3.00%, 12/01/2032		1,918,236	2,016,023
3.00%, 06/01/2033		829,343	870,380
3.00%, 02/01/2038		3,022,591	3,159,923
3.00%, 02/01/2043		616,180	656,980
3.00%, 04/01/2046		131,177	138,041
3.00%, 06/01/2046		4,757,618	5,007,872
3.00%, 08/01/2046		5,738,445	6,034,857
3.00%, 09/01/2046		17,541,146	18,444,311
3.00%, 10/01/2046		5,626,953	5,947,054
3.00%, 11/01/2046		6,198,429	6,552,746
3.00%, 12/01/2046		3,975,084	4,185,544
3.00%, 01/01/2047		7,391,490	7,799,740
3.00%, 02/01/2047		7,026,911	7,431,352
3.00%, 03/01/2047		4,159,333	4,367,175
3.00%, 04/01/2047		2,573,325	2,698,282
3.50%, 05/01/2033		415,740	442,277
3.50%, 08/01/2033		3,743,046	3,974,057
3.50%, 08/01/2033		10,766,160	11,429,289
3.50%, 11/01/2033		7,091,300	7,521,618
3.50%, 09/01/2042		284,033	307,908
3.50%, 11/01/2042		34,541	37,700
3.50%, 07/01/2043		291,710	318,589
3.50%, 10/01/2043		577,127	622,033
3.50%, 01/01/2044		753,279	818,691
3.50%, 10/01/2045		8,699,000	9,512,024
3.50%, 03/01/2046		791,280	858,903
3.50%, 06/01/2046		4,497,053	4,773,984
3.50%, 08/01/2046		7,109,170	7,630,073
3.50%, 08/01/2046		15,461,116	16,887,994
3.50%, 11/01/2046		1,624,436	1,734,066
3.50%, 02/01/2047		804,064	857,055
3.50%, 04/01/2047		3,443,835	3,657,887
3.50%, 04/01/2047		12,044,961	13,163,362
3.50%, 09/01/2047		12,186,363	12,926,732
3.50%, 10/01/2047		2,624,187	2,787,247
3.50%, 11/01/2047		1,831,552	1,942,351
3.50%, 11/01/2047		2,736,365	2,899,187
3.50%, 12/01/2047		29,252,463	31,968,772
3.50%, 01/01/2048		2,185,753	2,317,193
3.50%, 01/01/2048		18,281,214	20,142,287
3.50%, 02/01/2048		1,997,356	2,118,622
3.50%, 03/01/2048		26,426,115	28,430,720
3.50%, 03/01/2048		26,866,483	29,146,201
3.50%, 03/01/2048		30,246,184	33,048,050
4.00%, 01/01/2045		1,471,205	1,635,339
4.00%, 07/01/2045		387,483	421,378
4.00%, 12/01/2045		3,073,250	3,404,026
4.00%, 03/01/2048		7,574,300	8,350,744
4.00%, 07/01/2048		8,676,355	9,535,156
4.00%, 11/01/2048		34,063,618	37,315,032
4.50%, 07/01/2042		486,271	545,767
4.50%, 05/01/2044		293,020	327,549
4.50%, 06/01/2045		596,888	685,495
4.50%, 02/01/2046		634,665	728,537
4.50%, 05/01/2046		667,660	766,416
4.50%, 06/01/2046		744,988	843,881
4.50%, 02/01/2047		585,142	671,322
4.50%, 12/01/2047		2,836,808	3,096,353
4.50%, 10/01/2048		7,447,753	8,086,832
5.00%, 11/01/2041		791,655	919,245
5.00%, 07/01/2048		1,631,741	1,810,605
5.00%, 08/01/2048		766,764	850,594
5.00%, 09/01/2048		451,633	500,761
5.00%, 10/01/2048		2,185,993	2,421,004
5.00%, 11/01/2048		3,256,471	3,606,100
5.50%, 08/01/2041		5,358,393	6,251,481
8.00%, 04/01/2032		156,663	191,896
Freddie Mac Multifamily Structured Pass Through Certificates
0.73%, 01/25/2031, Series KLU1, Class X1(5)		292,338,205	9,358,652
0.91%, 04/25/2034, Series K-1512, Class X1(5)		18,951,352	1,707,432
2.85%, 12/25/2047, Series Q010, Class APT2(5)		512,546	535,420
2.89%, 10/25/2046, Series Q010, Class APT3(5)		419,558	454,911
3.75%, 04/25/2033, Series K155, Class A3		5,505,000	6,712,514

Freddie Mac Pool
2.00%, 09/01/2040	14,638,453	15,236,855
2.00%, 10/01/2040	10,763,852	11,203,865
3.00%, 05/01/2031	6,477,815	6,864,693
3.00%, 02/01/2033	266,015	279,220
3.00%, 11/01/2034	1,665,951	1,788,331
3.00%, 09/01/2046	14,687,011	15,486,775
3.00%, 09/01/2049	1,897,640	2,068,549
3.00%, 01/01/2050	11,515,786	12,335,194
3.00%, 02/01/2050	12,708,058	13,003,524
3.00%, 03/01/2050	2,099,831	2,202,894
3.00%, 04/01/2050	9,307,720	9,766,064
3.00%, 04/01/2050	9,104,590	9,778,792
3.00%, 08/01/2050	7,229,036	7,738,901
3.00%, 12/01/2050	11,949,810	12,922,695
3.50%, 06/01/2033	1,025,738	1,097,095
3.50%, 06/01/2046	615,709	665,954
3.50%, 12/01/2047	468,156	496,205
3.50%, 01/01/2050	866,122	938,988
4.00%, 08/01/2038	802,560	861,470
4.00%, 04/01/2048	561,589	602,286
4.00%, 08/01/2048	999,900	1,068,043
4.00%, 08/01/2048	11,289,805	12,033,556
4.00%, 09/01/2048	499,950	532,920
4.00%, 12/01/2049	3,202,488	3,511,001
4.00%, 01/01/2050	6,078,029	6,483,558
4.00%, 02/01/2050	3,358,794	3,592,845
4.00%, 03/01/2050	384,852	410,863
4.00%, 05/01/2050	373,075	399,487
4.50%, 04/01/2049	882,441	974,521
4.50%, 05/01/2050	1,811,672	1,963,347
5.00%, 12/01/2041	1,149,312	1,334,307
5.00%, 03/01/2042	288,444	341,459
Freddie Mac REMICS
3.00%, 01/15/2049, Series 4896, Class DA	2,484,690	2,634,786
3.00%, 04/15/2049, Series 4879, Class BC	9,128,732	9,408,759
4.50%, 05/25/2050, Series 4977, Class IO	4,612,771	710,086
Freddie Mac STACR Remic Trust 2019-HQA4
2.20% (1 Month LIBOR USD + 2.05%), 11/25/2049, Series 2019-HQA4, Class M2(1)(2)	1,084,493	1,081,295
Freddie Mac STACR Remic Trust 2020-DNA3
1.65% (1 Month LIBOR USD + 1.50%), 06/25/2050, Series 2020-DNA3, Class M1(1)(2)	1,131,566	1,132,463
Freddie Mac STACR REMIC Trust 2020-DNA4
1.65% (1 Month LIBOR USD + 1.50%), 08/25/2050, Series 2020-DNA4, Class M1(1)(2)	5,423,767	5,434,332
Freddie Mac STACR REMIC Trust 2020-DNA5
2.88% (Secured Overnight Financing Rate 30 Days + 2.80%), 10/25/2050, Series 2020-DNA5, Class M2(1)(2)	8,895,000	9,008,648
Freddie Mac STACR REMIC Trust 2020-DNA6
0.98% (Secured Overnight Financing Rate 30 Days + 0.90%), 12/25/2050, Series 2020-DNA6, Class M1(1)(2)	3,460,000	3,460,544
Freddie Mac STACR Remic Trust 2020-HQA2
1.25% (1 Month LIBOR USD + 1.10%), 03/25/2050, Series 2020-HQA2, Class M1(1)(2)	9,436,771	9,442,730
Freddie Mac STACR REMIC Trust 2020-HQA3
1.70% (1 Month LIBOR USD + 1.55%), 07/25/2050, Series 2020-HQA3, Class M1(1)(2)	5,336,959	5,341,714
Freddie Mac STACR Trust 2018-HQA2
0.90% (1 Month LIBOR USD + 0.75%), 10/25/2048, Series 2018-HQA2, Class M1(1)(2)	257,540	257,540
Freddie Mac STACR Trust 2019-HQA2
2.20% (1 Month LIBOR USD + 2.05%), 04/25/2049, Series 2019-HQA2, Class M2(1)(2)	1,039,799	1,025,447
Freddie Mac STACR Trust 2019-HRP1
1.55% (1 Month LIBOR USD + 1.40%), 02/25/2049, Series 2019-HRP1, Class M2(1)(2)	3,730,536	3,716,764
Freddie Mac Strips
3.00%, 09/15/2044, Series 337, Class 300	71,990,585	77,117,168
Freddie Mac Structured Agency Credit Risk Debt Notes
0.90% (1 Month LIBOR USD + 0.75%), 03/25/2030, Series 2017-DNA3, Class M1(1)	199,296	199,563
1.18% (Secured Overnight Financing Rate 30 Days + 1.10%), 11/25/2050, Series 2020-HQA5, Class M1(1)(2)	3,915,000	3,923,979
1.20% (1 Month LIBOR USD + 1.05%), 07/25/2030, Series 2018-DNA1, Class M2AT(1)	4,356,107	4,336,367
1.35% (1 Month LIBOR USD + 1.20%), 10/25/2029, Series 2017-DNA2, Class M1(1)	1,009,325	1,009,325
3.81%, 05/25/2048, Series 2018-SPI2, Class M2(2)(5)	245,623	246,452
4.14%, 08/25/2048, Series 2018-SPI3, Class M2(2)(5)	1,267,132	1,269,397
4.85% (1 Month LIBOR USD + 4.70%, 4.70% Floor), 04/25/2028, Series 2015-DNA3, Class M3(1)	4,036,155	4,201,782
Freddie Mac Whole Loan Securities Trust
3.60%, 12/25/2046, Series 2017-SC01, Class M1(2)(5)	2,581,007	2,591,203
FREMF 2018-K731 Mortgage Trust
3.93%, 02/25/2025, Series 2018-K731, Class B(2)(5)	4,525,000	4,940,678
FREMF 2019-K736 Mortgage Trust
3.76%, 07/25/2026, Series 2019-K736, Class B(2)(5)	5,440,000	5,967,644
FREMF 2019-K94 Mortgage Trust
3.97%, 07/25/2052, Series 2019-K94, Class B(2)(5)	2,800,000	3,177,437
FREMF 2019-K98 Mortgage Trust
3.74%, 10/25/2052, Series 2019-K98, Class B(2)(5)	2,895,000	3,237,862
FREMF K-100 Mortgage Trust
3.49%, 11/25/2052, Series 2019-K100, Class B(2)(5)	6,980,000	7,639,990
Galton Funding Mortgage Trust 2017-1
3.50%, 11/25/2057, Series 2018-1, Class A23(2)(5)	1,197,697	1,235,405
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058, Series 2018-2, Class A22(2)(5)	2,800,531	2,900,385
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059, Series 2019-1, Class A42(2)(5)	390,575	393,924
4.00%, 02/25/2059, Series 2019-1, Class A22(2)(5)	698,291	721,123
Galton Funding Mortgage Trust 2019-2
3.50%, 06/25/2059, Series 2019-2, Class A42(2)(5)	1,249,686	1,260,978
Galton Funding Mortgage Trust 2019-H1
2.66%, 10/25/2059, Series 2019-H1, Class A1(2)(5)	3,184,435	3,246,924
2.96%, 10/25/2059, Series 2019-H1, Class A3(2)(5)	4,332,573	4,382,806
Galton Funding Mortgage Trust 2020-H1
2.31%, 01/25/2060, Series 2020-H1, Class A1(2)(5)	4,504,494	4,582,470
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068, Series 2019-RPL1, Class A1(2)(5)	3,630,267	3,748,883
Ginnie Mae
2.00%, 01/15/2051(9)	133,715,000	139,810,351
2.50%, 01/01/2051(9)	110,305,000	116,746,694
3.00%, 11/20/2047, Series 2018-8, Class DA	491,023	520,055
3.00%, 12/20/2047, Series 2017-184, Class JH	337,439	349,508
3.00%, 07/20/2049, Series 2019-90, Class HE	695,502	725,072
3.00%, 09/20/2049, Series 2019-119, Class JE	6,724,750	6,952,643
3.00%, 01/01/2051(9)	12,130,000	12,682,836
3.00%, 02/01/2051(9)	30,340,000	31,741,736
3.50%, 05/20/2043, Series 2013-82, Class IG	201,207	28,941
3.50%, 08/20/2048, Series 2018-115, Class DE	5,461,090	5,818,078
3.50%, 09/20/2048, Series 2018-124, Class NW	3,804,549	4,079,904
3.50%, 12/20/2048, Series 2019-44, Class CA	592,074	617,383
4.00%, 01/01/2051(9)	16,610,000	17,708,183

Ginnie Mae I Pool
3.00%, 10/15/2042	128,888	135,991
3.00%, 12/15/2042	25,529	27,532
3.00%, 05/15/2043	78,205	84,341
3.00%, 06/15/2043	5,798	6,102
3.00%, 06/15/2043	5,813	6,118
3.50%, 12/15/2042	6,933	7,625
3.50%, 01/15/2043	10,116	11,115
3.50%, 10/15/2043	56,805	62,277
4.50%, 05/15/2041	411,678	461,293
4.50%, 09/15/2045	147,418	164,976
5.00%, 09/15/2039	27,333	31,029
5.00%, 10/15/2039	176,548	199,872
5.00%, 12/15/2039	365,698	419,035
5.00%, 02/15/2040	53,158	60,930
5.00%, 02/15/2040	53,158	60,930
5.00%, 06/15/2040	140,598	161,294
5.00%, 09/15/2041	133,033	153,096
5.00%, 07/15/2044	135,785	152,209
7.50%, 08/15/2033	188,363	216,715
Ginnie Mae II Pool
3.00%, 12/20/2044	381,469	406,616
3.00%, 06/20/2045	28,355,019	30,356,116
3.00%, 05/20/2046	27,412	29,897
3.00%, 05/20/2046	70,625	77,777
3.00%, 05/20/2046	9,339,529	9,950,490
3.00%, 06/20/2046	160,607	172,098
3.00%, 07/20/2046	43,047	47,192
3.00%, 07/20/2046	71,065	78,274
3.00%, 07/20/2046	100,865	109,574
3.00%, 07/20/2046	129,786	142,273
3.00%, 07/20/2046	208,034	224,918
3.00%, 07/20/2046	219,949	241,110
3.00%, 07/20/2046	1,319,489	1,405,808
3.00%, 08/20/2046	64,259	69,734
3.00%, 08/20/2046	97,171	106,615
3.00%, 08/20/2046	98,569	108,560
3.00%, 09/20/2046	49,343	53,591
3.00%, 09/20/2046	58,038	63,098
3.00%, 10/20/2046	1,764,649	1,880,408
3.00%, 11/20/2046	131,377	139,994
3.00%, 12/20/2046	4,212,042	4,488,344
3.00%, 03/20/2047	1,079,857	1,150,469
3.00%, 09/20/2047	11,757,521	12,458,386
3.00%, 11/20/2047	4,310,386	4,570,752
3.00%, 01/20/2048	5,378,502	5,700,324
3.00%, 09/20/2049	585,774	604,767
3.00%, 10/20/2049	17,834,764	18,353,877
3.00%, 03/20/2050	11,153,858	11,435,210
3.50%, 08/20/2042	13,115	14,284
3.50%, 12/20/2042	5,728	6,237
3.50%, 02/20/2043	15,840	17,398
3.50%, 05/20/2043	7,370	8,050
3.50%, 06/20/2043	2,124,799	2,313,763
3.50%, 07/20/2043	1,436,077	1,563,976
3.50%, 09/20/2043	99,918	109,052
3.50%, 10/20/2044	45,184	50,524
3.50%, 10/20/2044	307,662	334,408
3.50%, 12/20/2044	7,037	7,595
3.50%, 01/20/2045	1,751,560	1,938,332
3.50%, 03/20/2045	282,165	304,595
3.50%, 05/20/2045	9,343	10,297
3.50%, 07/20/2045	387,685	417,365
3.50%, 10/20/2045	71,507	78,787
3.50%, 10/20/2045	100,455	110,688
3.50%, 12/20/2045	2,060,051	2,217,863
3.50%, 01/20/2046	1,446,294	1,556,994
3.50%, 02/20/2046	505,078	553,577
3.50%, 03/20/2046	5,419,959	5,851,072
3.50%, 04/20/2046	3,685,912	3,982,653
3.50%, 05/20/2046	7,279	7,916
3.50%, 05/20/2046	19,065	21,105
3.50%, 05/20/2046	62,360	68,558
3.50%, 05/20/2046	2,508,932	2,716,113
3.50%, 06/20/2046	79,046	87,473
3.50%, 06/20/2046	3,598,340	3,914,855
3.50%, 07/20/2046	509,981	550,708
3.50%, 09/20/2046	928,490	1,000,718
3.50%, 10/20/2046	1,212,122	1,307,020
3.50%, 12/20/2046	3,522,145	3,776,815
3.50%, 01/20/2047	4,564,408	4,905,740
3.50%, 04/20/2047	6,477,883	6,948,831
3.50%, 05/20/2047	285,197	305,764
3.50%, 06/20/2047	17,431,164	18,643,668
3.50%, 07/20/2047	3,070,333	3,296,680
3.50%, 08/20/2047	4,525,548	4,849,568
3.50%, 09/20/2047	11,872,841	12,814,561
3.50%, 10/20/2047	939,240	1,009,200
3.50%, 11/20/2047	16,091,744	17,233,937
3.50%, 12/20/2047	756,305	809,053
3.50%, 01/20/2048	7,663,763	8,240,684
3.50%, 02/20/2048	2,694,101	2,983,138
3.50%, 02/20/2048	6,773,802	7,434,263
3.50%, 04/20/2048	365,406	395,723
3.50%, 06/20/2049	1,882,368	1,953,886
3.50%, 07/20/2049	8,155,200	8,528,415
3.50%, 03/20/2050	3,119,540	3,422,092
4.00%, 09/20/2045	1,554,939	1,705,285
4.00%, 05/20/2046	803,895	879,823
4.00%, 03/20/2047	2,015,358	2,174,537
4.00%, 04/20/2047	4,324,012	4,683,194
4.00%, 05/20/2047	3,336,108	3,589,994
4.00%, 06/20/2047	1,615,621	1,743,553
4.00%, 07/20/2047	819,687	882,743
4.00%, 08/20/2047	690,396	744,856
4.00%, 09/20/2047	3,542,821	3,818,753
4.00%, 11/20/2047	2,549,011	2,752,500
4.00%, 12/20/2047	2,442,585	2,634,556
4.00%, 01/20/2048	697,817	770,125
4.00%, 01/20/2048	3,464,135	3,740,659

4.00%, 08/20/2048		3,914,265	4,213,624
4.00%, 09/20/2048		2,954,800	3,181,415
4.00%, 10/20/2048		1,169,305	1,258,383
4.50%, 07/20/2045		2,988,884	3,329,523
4.50%, 12/20/2045		56,678	63,135
4.50%, 01/20/2046		492,654	548,758
4.50%, 09/20/2046		3,552,089	3,956,909
4.50%, 01/20/2047		2,554,011	2,816,684
4.50%, 05/20/2047		5,073,318	5,523,137
4.50%, 06/20/2047		6,974,160	7,587,121
4.50%, 07/20/2047		821,552	893,222
4.50%, 08/20/2047		2,064,432	2,247,181
4.50%, 09/20/2047		2,052,009	2,239,371
4.50%, 11/20/2047		753,767	818,375
4.50%, 08/20/2048		10,243,920	11,100,984
4.50%, 09/20/2048		1,112,902	1,193,288
4.50%, 09/20/2048		1,145,000	1,239,001
4.50%, 01/20/2049		1,149,421	1,243,796
4.50%, 12/20/2049		2,489,237	2,687,708
5.00%, 05/20/2040		132,342	151,235
5.00%, 06/20/2040		72,057	82,396
5.00%, 08/20/2040		55,201	63,122
5.00%, 09/20/2040		48,116	55,021
5.00%, 12/20/2044		249,256	279,048
5.00%, 06/20/2047		3,744,686	4,159,678
5.00%, 07/20/2047		531,323	590,161
5.00%, 08/20/2047		354,974	395,998
5.00%, 09/20/2047		3,502,587	3,890,114
5.00%, 10/20/2047		330,345	366,888
5.00%, 11/20/2047		736,851	818,298
5.00%, 12/20/2047		1,368,817	1,519,938
5.00%, 01/20/2048		1,751,514	1,944,875
5.00%, 02/20/2048		1,554,687	1,722,872
5.00%, 06/20/2048		1,320,120	1,456,878
5.00%, 08/20/2048		3,958,768	4,329,264
5.00%, 10/20/2048		3,695,445	4,041,052
5.00%, 11/20/2048		4,432,866	4,847,189
5.50%, 07/20/2036		74,819	87,364
5.50%, 01/20/2040		163,394	189,661
5.50%, 06/20/2045		192,460	225,489
5.50%, 10/20/2047		624,637	709,029
5.50%, 05/20/2048		2,087,026	2,324,152
5.50%, 12/20/2048		1,352,264	1,490,463
5.50%, 01/20/2049		381,933	421,910
5.50%, 03/20/2049		2,377,856	2,621,285
Gosforth Funding 2018-1 Plc
0.66% (3 Month LIBOR USD + 0.45%), 08/25/2060, Series 2018-1A, Class A1(1)(2)		1,071,119	1,069,749
Great Wolf Trust 2019-WOLF
1.19% (1 Month LIBOR USD + 1.03%, 1.03% Floor), 12/15/2036, Series 2019-WOLF, Class A(1)(2)		13,655,000	13,346,852
2.09% (1 Month LIBOR USD + 1.93%, 1.93% Floor), 12/15/2036, Series 2019-WOLF, Class D(1)(2)		3,400,000	3,161,353
GS Mortgage Securities Corp. Trust 2013-PEMB
3.55%, 03/05/2033, Series 2013-PEMB, Class A(2)(5)		1,495,000	1,443,758
3.55%, 03/05/2033, Series 2013-PEMB, Class D(2)(5)		4,860,000	3,918,726
GS Mortgage Securities Corp. Trust 2017-SLP
3.92%, 10/10/2032, Series 2017-SLP, Class C(2)		8,029,000	7,992,215
GS Mortgage Securities Corp. Trust 2019-SOHO
1.46% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 06/15/2036, Series 2019-SOHO, Class C(1)(2)		7,090,000	6,949,955
GS Mortgage Securities Trust 2011-GC3
5.54%, 03/10/2044, Series 2011-GC3, Class D(2)(5)		340,000	336,235
GS Mortgage Securities Trust 2011-GC5
5.39%, 08/10/2044, Series 2011-GC5, Class D(2)(5)		220,000	188,347
GS Mortgage Securities Trust 2013-GC16
5.16%, 11/10/2046, Series 2013-GC16, Class B(5)		7,561,000	8,006,067
GS Mortgage Securities Trust 2014-GC18
4.89%, 01/10/2047, Series 2014-GC18, Class B(5)		1,975,000	1,913,172
GS Mortgage Securities Trust 2017-GS8
4.34%, 11/10/2050, Series 2017-GS8, Class C(5)		5,365,000	5,512,563
GS Mortgage Securities Trust 2019-GC40
3.16%, 07/10/2052, Series 2019-GC40, Class A4		9,560,000	10,810,379
GS Mortgage-Backed Securities Corp. Trust 2019-PJ1
4.00%, 08/25/2049, Series 2019-PJ1, Class A8(2)(5)		3,431,202	3,534,046
GS Mortgage-Backed Securities Trust 2020-INV1
3.00%, 10/25/2050, Series 2020-INV1, Class A14(2)(5)		9,928,577	10,196,818
HarborView Mortgage Loan Trust 2005-9
1.05% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 11.00% Cap), 06/20/2035, Series 2005-9, Class 2A1C(1)		6,827,206	6,593,624
HarborView Mortgage Loan Trust 2006-10
0.35% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 11/19/2036, Series 2006-10, Class 1A1A(1)		9,429,725	8,439,180
HarborView Mortgage Loan Trust 2006-12
0.36% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/19/2036, Series 2006-12, Class 1A1A(1)		31,417,403	28,085,336
HarborView Mortgage Loan Trust 2006-7
0.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 09/19/2046, Series 2006-7, Class 2A1A(1)		3,847,483	3,430,808
HarborView Mortgage Loan Trust 2007-6
0.35% (1 Month LIBOR USD + 0.20%, 10.50% Cap), 08/19/2037, Series 2007-6, Class 1A1A(1)		8,743,076	7,855,719
Harvest Commercial Capital Loan Trust 2019-1
3.29%, 09/25/2046, Series 2019-1, Class A(2)(5)		8,695,898	8,791,455
Hawksmoor Mortgages
1.10% (3 Month Sterling Overnight Interbank Average Rate + 1.05%), 05/25/2053, Series 2019-1A, Class A(1)(2)	GBP	19,701,514	27,002,627
Hilton Orlando Trust 2018-ORL
0.93% (1 Month LIBOR USD + 0.77%, 0.77% Floor), 12/15/2034, Series 2018-ORL, Class A(1)(2)		$1,886,000	1,848,168
1.21% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 12/15/2034, Series 2018-ORL, Class B(1)(2)		350,000	339,470
Homeward Opportunities Fund I Trust 2018-1
3.77%, 06/25/2048, Series 2018-1, Class A1(2)(5)		3,296,099	3,316,758
4.00%, 06/25/2048, Series 2018-1, Class A3(2)(5)		3,551,257	3,548,673
Homeward Opportunities Fund I Trust 2019-1
3.45%, 01/25/2059, Series 2019-1, Class A1(2)(5)		1,852,975	1,872,004
3.61%, 01/25/2059, Series 2019-1, Class A3(2)(5)		3,539,839	3,578,606
3.95%, 01/25/2059, Series 2019-1, Class M1(2)(5)		4,495,000	4,593,527
Homeward Opportunities Fund I Trust 2019-2
2.70%, 09/25/2059, Series 2019-2, Class A1(2)(5)		4,710,954	4,762,856
Homeward Opportunities Fund I Trust 2019-3
2.68%, 11/25/2059, Series 2019-3, Class A1(2)(5)		2,333,911	2,376,049
3.03%, 11/25/2059, Series 2019-3, Class A3(2)(5)		3,277,761	3,292,063
Homeward Opportunities Fund I Trust 2020-2
1.66%, 05/25/2065, Series 2020-2, Class A1(2)(5)		4,088,415	4,132,458
HSI Asset Securitization Corp. Trust 2005-NC1
1.11% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 07/25/2035, Series 2005-NC1, Class M3(1)		6,336,000	6,088,982
Hudson Yards 2019-30HY Mortgage Trust
3.23%, 07/10/2039, Series 2019-30HY, Class A(2)		6,570,000	7,426,653
3.38%, 07/10/2039, Series 2019-30HY, Class B(2)(5)		3,905,000	4,388,821
3.44%, 07/10/2039, Series 2019-30HY, Class D(2)(5)		4,500,000	4,822,918

Hudson Yards 2019-55HY Mortgage Trust
2.94%, 12/10/2041, Series 2019-55HY, Class A(2)(5)		5,545,000	6,171,212
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/05/2034, Series 2015-HB10, Class A10(2)		3,540,000	2,855,686
ILPT Trust 2019-SURF
4.15%, 02/11/2041, Series 2019-SURF, Class A(2)		7,575,000	8,866,885
Impac CMB Trust Series 2004-7
0.79% (1 Month LIBOR USD + 0.64%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 2A(1)		4,568,518	4,585,496
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(2)		3,265,000	3,485,859
3.91%, 07/10/2035, Series 2018-INDP, Class B(2)		2,780,000	2,900,737
IndyMac INDX Mortgage Loan Trust 2006-AR19
3.29%, 08/25/2036, Series 2006-AR19, Class 5A2(5)		9,742,625	8,594,089
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.26%, 08/25/2037, Series 2007-AR15, Class 1A1(5)		4,425,710	3,916,078
InTown Hotel Portfolio Trust 2018-STAY
1.21% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 01/15/2033, Series 2018-STAY, Class B(1)(2)		430,000	422,480
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049, Series 2016-JP2, Class AS		1,993,000	2,124,097
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3
3.40%, 08/15/2049, Series 2016-JP3, Class B(5)		500,744	532,169
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.85%, 09/06/2038, Series 2016-NINE, Class B(2)(5)		910,000	970,981
2.85%, 09/06/2038, Series 2016-NINE, Class A(2)(5)		3,597,500	3,899,283
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033, Series 2018-WPT, Class AFX(2)		965,000	1,017,310
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039, Series 2019-OSB, Class A(2)		8,012,500	9,121,932
JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050, Series 2019-INV3, Class A15(2)(5)		2,917,967	2,992,582
3.50%, 05/25/2050, Series 2019-INV3, Class A3(2)(5)		3,415,432	3,548,661
JP Morgan Mortgage Trust 2020-INV1
0.98% (1 Month LIBOR USD + 0.83%, 6.00% Cap), 08/25/2050, Series 2020-INV1, Class A11(1)(2)		1,709,491	1,708,478
3.50%, 08/25/2050, Series 2020-INV1, Class A3(2)(5)		2,838,277	2,947,306
JP Morgan Mortgage Trust 2020-INV2
3.00%, 10/25/2050, Series 2020-INV2, Class A15(2)(5)		3,728,950	3,789,981
JP Morgan Resecuritization Trust Series 2014-6
0.57% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 07/27/2046, Series 2014-6, Class 3A1(1)(2)		167,421	167,368
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050, Series 2010-1, Class B(2)(5)		11,938,037	10,343,785
JPMBB Commercial Mortgage Securities Trust 2014-C24
2.94%, 11/15/2047, Series 2014-C24, Class A2		669,955	669,617
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048, Series 2015-C30, Class A5		2,780,000	3,139,061
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048, Series 2015-C31, Class A3		5,065,000	5,683,393
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050, Series 2017-JP5, Class AS(5)		4,990,000	5,697,958
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049, Series 2016-C4, Class AS		4,040,000	4,453,021
JUPIT-1A A SONIA3M 9 0BP
0.00%, 06/01/2060	GBP	20,000,000	27,112,875
Lanark Master Issuer Plc
2.28%, 12/22/2069, Series 2020-1A, Class 1A(2)(5)		$695,000	712,351
2.71%, 12/22/2069, Series 2019-2A, Class 1A(2)(3)		3,285,000	3,350,084
Legacy Mortgage Asset Trust 2019-GS7
3.25%, 11/25/2059, Series 2019-GS7, Class A1(2)(3)		5,545,678	5,554,859
Legacy Mortgage Asset Trust 2020-GS1
2.88%, 10/25/2059, Series 2020-GS1, Class A1(2)(3)		4,130,251	4,142,883
Legacy Mortgage Asset Trust 2020-GS5
3.25%, 06/25/2060, Series 2020-GS5, Class A1(2)		1,063,852	1,071,419
Legacy Mortgage Asset Trust 2020-SL1
2.73%, 01/25/2060, Series 2020-SL1, Class A(2)(3)		2,467,757	2,470,611
Mansard Mortgages 2007-1 Plc
0.35% (3 Month LIBOR GBP + 0.30%), 04/15/2049, Series 2007-1X, Class M1(1)	GBP	5,701,804	7,252,121
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
2.03%, 04/25/2029, Series 2004-HB1, Class A3(5)		$593,469	575,535
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057, Series 2018-1A, Class A(2)(5)		13,204,618	14,237,413
Mill City Mortgage Loan Trust 2019-1
3.25%, 10/25/2069, Series 2019-1, Class A1(2)(5)		1,976,324	2,085,551
3.50%, 10/25/2069, Series 2019-1, Class M1(2)(5)		1,187,812	1,304,584
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059, Series 2019-GS1, Class A1(2)(5)		5,081,615	5,281,166
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059, Series 2019-GS2, Class A1(2)(5)		12,393,500	12,868,700
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.76%, 10/15/2046, Series 2013-C12, Class C(5)		900,000	805,407
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.26%, 04/15/2047, Series 2014-C15, Class AS		1,940,000	2,106,612
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047, Series 2014-C17, Class A5		974,000	1,060,953
4.46%, 08/15/2047, Series 2014-C17, Class B(5)		1,655,000	1,760,716
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048, Series 2015-C24, Class A4		6,000,000	6,718,346
4.04%, 05/15/2048, Series 2015-C24, Class AS(5)		190,000	211,126
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5		3,220,000	3,518,264
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
4.18%, 11/15/2052, Series 2017-C34, Class C(5)		845,000	909,393
Morgan Stanley Capital I Trust 2011-C2
5.20%, 06/15/2044, Series 2011-C2, Class B(2)(5)		2,555,000	2,548,266
5.48%, 06/15/2044, Series 2011-C2, Class E(2)(5)		1,415,000	868,875
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4		4,030,000	4,817,343
Morgan Stanley Resecuritization Trust 2013-R7
0.69% (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap), 12/26/2046, Series 2013-R7, Class 4B(1)(2)		5,866,352	5,837,549
Motel 6 Trust 2017-MTL6
2.31% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 08/15/2034, Series 2017-MTL6, Class D(1)(2)		641,958	634,742
MSCG Trust 2018-SELF
1.06% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/15/2037, Series 2018-SELF, Class A(1)(2)		4,110,000	4,114,082
Natixis Commercial Mortgage Securities Trust 2020-2PAC
2.97%, 12/15/2038, Series 2020-2PAC, Class A(2)		6,668,500	6,984,268
New Orleans Hotel Trust 2019-HNLA
1.15% (1 Month LIBOR USD + 0.99%, 0.99% Floor), 04/15/2032, Series 2019-HNLA, Class A(1)(2)		5,000,000	4,862,385
1.45% (1 Month LIBOR USD + 1.29%, 1.29% Floor), 04/15/2032, Series 2019-HNLA, Class B(1)(2)		6,425,000	5,993,661
New Residential Mortgage Loan Trust 2019-NQM1
3.67%, 01/25/2049, Series 2019-NQM1, Class A1(2)(5)		2,305,721	2,318,668
3.93%, 01/25/2049, Series 2019-NQM1, Class A3(2)(5)		2,915,580	2,933,380

New Residential Mortgage Loan Trust 2019-NQM2
3.60%, 04/25/2049, Series 2019-NQM2, Class A1(2)(5)		3,674,889	3,703,001
3.70%, 04/25/2049, Series 2019-NQM2, Class A2(2)(5)		1,482,688	1,493,459
New Residential Mortgage Loan Trust 2019-NQM3
2.80%, 07/25/2049, Series 2019-NQM3, Class A1(2)(5)		4,715,423	4,773,904
3.09%, 07/25/2049, Series 2019-NQM3, Class A3(2)(5)		2,389,006	2,417,130
New Residential Mortgage Loan Trust 2019-NQM5
2.71%, 11/25/2059, Series 2019-NQM5, Class A1(2)(5)		2,962,343	3,041,055
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059, Series 2019-RPL3, Class A1(2)(5)		32,748,619	34,425,744
New Residential Mortgage Loan Trust 2020-NQM1
2.46%, 01/26/2060, Series 2020-NQM1, Class A1(2)(5)		3,745,917	3,825,219
Nomura Resecuritization Trust 2015-7R
3.45%, 08/26/2036, Series 2015-7R, Class 2A1(2)(5)		106,792	107,006
OBX 2018-EXP1 Trust
1.00% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 04/25/2048, Series 2018-EXP1, Class 2A1(1)(2)		1,700,133	1,709,753
4.00%, 04/25/2048, Series 2018-EXP1, Class 1A3(2)(5)		958,562	991,615
OBX 2019-EXP2 Trust
4.00%, 06/25/2059, Series 2019-EXP2, Class 1A3(2)(5)		2,824,148	2,946,936
OBX 2019-EXP3 Trust
3.50%, 10/25/2059, Series 2019-EXP3, Class 1A8(2)(5)		2,004,270	2,061,104
OBX 2020-EXP1 Trust
0.90% (1 Month LIBOR USD + 0.75%), 02/25/2060, Series 2020-EXP1, Class 2A1(1)(2)		917,487	921,701
3.50%, 02/25/2060, Series 2020-EXP1, Class 1A8(2)(5)		2,624,308	2,706,262
OBX 2020-EXP2 Trust
3.00%, 05/25/2060, Series 2020-EXP2, Class A8(2)(5)		7,748,503	7,966,583
OBX 2020-INV1 Trust
3.50%, 12/25/2049, Series 2020-INV1, Class A5(2)(5)		4,455,815	4,585,751
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054, Series 2019-OBP, Class A(2)		7,390,000	7,896,830
Precise Mortgage Funding 2018-2B Plc
0.72% (3 Month LIBOR GBP + 0.68%), 03/12/2055, Series 2018-2B, Class A(1)	GBP	3,463,611	4,710,399
PRPM 2020-2 LLC
3.67%, 08/25/2025, Series 2020-2, Class A1(2)(3)		$1,097,825	1,108,293
PRPM 2020-3 LLC
2.86%, 09/25/2025, Series 2020-3, Class A1(2)(3)		3,665,016	3,694,886
PRPM 2020-5 LLC
3.10%, 11/25/2025, Series 2020-5, Class A1(2)(3)		8,133,703	8,182,432
Queens Center Mortgage Trust 2013-QC
3.28%, 01/11/2037, Series 2013-QCA, Class A(2)		3,915,000	4,070,891
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036, Series 2006-QS9, Class 1A3		3,993,252	3,831,032
RALI Series 2007-QH8 Trust
1.64%, 10/25/2037, Series 2007-QH8, Class A(5)		1,212,837	1,131,734
RBS Commercial Funding, Inc. 2013-GSP Trust
3.83%, 01/15/2032, Series 2013-GSP, Class A(2)(5)		765,000	807,970
RCO V Mortgage LLC 2020-1
3.10%, 09/25/2025, Series 2020-1, Class A1(2)(3)		1,877,680	1,880,974
Real Estate Asset Liquidity Trust
2.42%, 06/12/2054, Series 2019-1A, Class A1(2)(5)	CAD	10,404,088	8,341,252
RESIMAC Bastille Trust Series 2018-1NC
1.00% (1 Month LIBOR USD + 0.85%), 12/05/2059, Series 2018-1NCA, Class A1(1)(2)		$1,141,001	1,133,414
Rosslyn Portfolio Trust 2017-ROSS
1.94% (1 Month LIBOR USD + 0.95%, 1.94% Floor), 06/15/2033, Series 2017-ROSS, Class A(1)(2)		13,479,987	13,510,113
Seasoned Credit Risk Transfer Trust Series 2016-1
3.00%, 09/25/2055, Series 2016-1, Class M1(2)(5)		250,492	250,485
Seasoned Credit Risk Transfer Trust Series 2017-2
4.00%, 08/25/2056, Series 2017-2, Class M1(2)(5)		910,000	922,407
Sequoia Mortgage Trust 2003-2
0.81% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.50% Cap), 06/20/2033, Series 2003-2, Class A1(1)		464,520	454,721
Sequoia Mortgage Trust 2004-9
1.00% (6 Month LIBOR USD + 0.72%, 0.72% Floor, 11.50% Cap), 10/20/2034, Series 2004-9, Class A2(1)		1,002,987	1,006,310
Sequoia Mortgage Trust 2013-4
3.48%, 04/25/2043, Series 2013-4, Class B1(5)		1,869,525	1,927,277
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047, Series 2017-CH1, Class A1(2)(5)		5,471,286	5,686,275
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047, Series 2017-CH2, Class A1(2)(5)		928,871	956,311
4.00%, 12/25/2047, Series 2017-CH2, Class A19(2)(5)		962,615	986,340
Sequoia Mortgage Trust 2018-CH1
3.50%, 02/25/2048, Series 2018-CH1, Class A2(2)(5)		292,059	296,691
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048, Series 2018-CH2, Class A21(2)(5)		897,055	919,467
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048, Series 2018-CH3, Class A2(2)(5)		2,795,592	2,876,526
4.50%, 08/25/2048, Series 2018-CH3, Class A19(2)(5)		1,171,539	1,212,145
4.50%, 08/25/2048, Series 2018-CH3, Class A13(2)(5)		5,000,000	5,173,418
Sequoia Mortgage Trust 2018-CH4
4.00%, 10/25/2048, Series 2018-CH4, Class A2(2)(5)		887,467	908,640
Sequoia Mortgage Trust 2019-CH2
4.50%, 08/25/2049, Series 2019-CH2, Class A1(2)(5)		1,555,473	1,595,416
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
4.14%, 01/05/2043, Series 2015-5AVE, Class A2B(2)(5)		295,000	278,628
SG Residential Mortgage Trust 2019-3
2.70%, 09/25/2059, Series 2019-3, Class A1(2)(5)		2,514,438	2,549,014
SLM Student Loan Trust 2008-9
1.71% (3 Month LIBOR USD + 1.50%), 04/25/2023, Series 2008-9, Class A(1)		7,318,015	7,314,557
Southern Pacific Securities 06-1 Plc
0.34% (3 Month LIBOR GBP + 0.30%), 03/10/2044, Series 2006-1X, Class B1C(1)	GBP	1,268,913	1,733,750
STACR Trust 2018-DNA2
0.95% (1 Month LIBOR USD + 0.80%), 12/25/2030, Series 2018-DNA2, Class M1(1)(2)		$497,685	497,685
1.10% (1 Month LIBOR USD + 0.95%), 12/25/2030, Series 2018-DNA2, Class M2AS(1)(2)		6,800,000	6,803,925
STACR Trust 2018-DNA3
1.05% (1 Month LIBOR USD + 0.90%), 09/25/2048, Series 2018-DNA3, Class M2AS(1)(2)		4,965,000	4,961,650
STACR Trust 2018-HRP2
1.40% (1 Month LIBOR USD + 1.25%), 02/25/2047, Series 2018-HRP2, Class M2(1)(2)		2,653,673	2,650,089
Starwood Mortgage Residential Trust 2018-IMC2
4.12%, 10/25/2048, Series 2018-IMC2, Class A1(2)(5)		3,652,705	3,789,386
Starwood Mortgage Residential Trust 2019-1
2.94%, 06/25/2049, Series 2019-1, Class A1(2)(5)		4,469,491	4,533,491
Starwood Mortgage Residential Trust 2019-IMC1
3.47%, 02/25/2049, Series 2019-IMC1, Class A1(2)(5)		1,845,155	1,857,254
3.75%, 02/25/2049, Series 2019-IMC1, Class A3(2)(5)		3,247,663	3,255,608
4.09%, 02/25/2049, Series 2019-IMC1, Class M1(2)(5)		2,160,000	2,162,027
Starwood Mortgage Residential Trust 2019-INV1
2.61%, 09/27/2049, Series 2019-INV1, Class A1(2)(5)		4,164,858	4,238,947
Starwood Mortgage Residential Trust 2020-INV
1.59%, 11/25/2055, Series 2020-INV1, Class A3(2)(5)		3,115,000	3,114,718
2.50%, 11/25/2055, Series 2020-INV1, Class M1(2)		1,545,000	1,544,915

Sutherland Commercial Mortgage Loans 2017-SBC6
3.19%, 05/25/2037, Series 2017-SBC6, Class A(2)(5)		2,402,217	2,386,089
Towd Point Mortgage Funding
0.97% (3 Month Sterling Overnight Interbank Average Rate + 0.90%), 07/20/2045(1)(2)	GBP	90,335,055	123,369,257
Towd Point Mortgage Funding 2018 - Auburn 12 Plc
0.85% (3 Month LIBOR GBP + 0.80%), 02/20/2045, Series 2018-A12X, Class A(1)		2,434,990	3,319,835
Towd Point Mortgage Funding 2019 - Granite4 Plc
1.10% (3 Month LIBOR GBP + 1.03%), 10/20/2051(1)(2)		26,062,791	35,572,464
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059, Series 2019-4, Class A1(2)(5)		$93,981,721	99,202,311
UBS Commercial Mortgage Trust 2018-C9
4.32%, 03/15/2051, Series 2018-C9, Class AS(5)		1,718,000	2,006,009
UBS-Barclays Commercial Mortgage Trust 2012-C2
4.89%, 05/10/2063, Series 2012-C2, Class D(2)(5)		1,135,000	648,682
4.89%, 05/10/2063, Series 2012-C2, Class E(2)(5)		2,750,000	1,274,478
Verus Securitization Trust 2018-2
3.68%, 06/01/2058, Series 2018-2, Class A1(2)(5)		939,120	940,262
3.78%, 06/01/2058, Series 2018-2, Class A2(2)(5)		685,664	688,706
Verus Securitization Trust 2018-3
4.11%, 10/25/2058, Series 2018-3, Class A1(2)(5)		2,452,418	2,514,929
4.18%, 10/25/2058, Series 2018-3, Class A2(2)(5)		2,739,915	2,755,151
Verus Securitization Trust 2018-INV1
3.63%, 03/25/2058, Series 2018-INV1, Class A1(2)(5)		527,515	532,107
Verus Securitization Trust 2018-INV2
4.15%, 10/25/2058, Series 2018-INV2, Class A1FX(2)(5)		2,497,052	2,537,257
Verus Securitization Trust 2019-1
3.84%, 02/25/2059, Series 2019-1, Class A1(2)(5)		3,408,347	3,425,926
Verus Securitization Trust 2019-3
3.04%, 07/25/2059, Series 2019-3, Class A3(2)(3)		2,302,370	2,344,065
Verus Securitization Trust 2019-4
2.64%, 11/25/2059, Series 2019-4, Class A1(2)(3)		4,790,486	4,901,573
2.85%, 11/25/2059, Series 2019-4, Class A2(2)(3)		2,074,390	2,121,323
Verus Securitization Trust 2019-INV1
3.40%, 12/25/2059, Series 2019-INV1, Class A1(2)(5)		3,430,983	3,465,767
3.66%, 12/25/2059, Series 2019-INV1, Class A3(2)(5)		1,286,394	1,298,215
Verus Securitization Trust 2019-INV2
3.12%, 07/25/2059, Series 2019-INV2, Class A2(2)(5)		4,954,854	5,082,893
Verus Securitization Trust 2019-INV3
2.69%, 11/25/2059, Series 2019-INV3, Class A1(2)(5)		6,855,519	7,041,257
Verus Securitization Trust 2020-1
2.72%, 01/25/2060, Series 2020-1, Class A3(2)(3)		4,383,330	4,461,847
Verus Securitization Trust 2020-INV1
3.89%, 03/25/2060, Series 2020-INV1, Class A3(2)(5)		805,000	846,273
Vista Point Securitization Trust 2020-1
1.76%, 03/25/2065, Series 2020-1, Class A1(2)(5)		3,350,693	3,376,601
3.20%, 03/25/2065, Series 2020-1, Class A3(2)(5)		3,765,000	3,895,127
Vista Point Securitization Trust 2020-2
1.48%, 04/25/2065, Series 2020-2, Class A1(2)(5)		3,605,190	3,621,936
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.44%, 11/15/2048, Series 2006-C29, Class C(5)		1,100,436	1,103,891
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
5.65%, 02/15/2051, Series 2007-C33, Class AJ(5)		2,672,314	2,015,961
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
0.79% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 10.50% Cap), 08/25/2045, Series 2005-AR11, Class A1A(1)		2,308,417	2,278,715
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
0.73% (1 Month LIBOR USD + 0.58%, 0.58% Floor, 10.50% Cap), 10/25/2045, Series 2005-AR13, Class A1A1(1)		3,539,915	3,468,923
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
0.67% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 10.50% Cap), 11/25/2045, Series 2005-AR15, Class A1A1(1)		4,600,030	4,511,983
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
0.81% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 10.50% Cap), 01/25/2045, Series 2005-AR2, Class 1A1A(1)		4,773,775	4,632,988
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
1.36% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047, Series 2007-OA5, Class 1A(1)		11,821,348	11,015,344
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037, Series 2007-2, Class 2A1		8,293,880	8,659,110
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058, Series 2015-C30, Class A4		1,280,000	1,434,836
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059, Series 2016-C33, Class A3		1,138,477	1,225,360
4.51%, 03/15/2059, Series 2016-C33, Class B(5)		4,317,000	4,766,512
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048, Series 2016-C35, Class AS		3,155,000	3,409,629
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049, Series 2016-LC24, Class AS		6,000,000	6,550,333
Wells Fargo Commercial Mortgage Trust 2017-C38
3.45%, 07/15/2050, Series 2017-C38, Class A5		1,695,000	1,922,744
Wells Fargo Commercial Mortgage Trust 2017-HSDB
1.00% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 12/13/2031, Series 2017-HSDB, Class A(1)(2)		8,100,000	7,919,551
1.25% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/13/2031, Series 2017-HSDB, Class B(1)(2)		6,700,000	6,259,087
2.00% (1 Month LIBOR USD + 1.84%, 1.85% Floor), 12/13/2031, Series 2017-HSDB, Class D(1)(2)		100,000	84,829
Wells Fargo Commercial Mortgage Trust 2019-C50
4.19%, 05/15/2052, Series 2019-C50, Class B		2,085,000	2,318,734
Wells Fargo Commercial Mortgage Trust 2019-C51
3.31%, 06/15/2052, Series 2019-C51, Class A4		3,181,131	3,607,864
Wells Fargo Commercial Mortgage Trust 2019-C54
3.67%, 12/15/2052, Series 2019-C54, Class B		4,420,000	4,826,669
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.50%, 09/15/2031, Series 2019-JWDR, Class A(2)(5)		6,560,000	6,574,166
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053, Series 2020-C55, Class A5		11,075,000	12,131,319
3.14%, 02/15/2053, Series 2020-C55, Class B		1,177,018	1,247,051
WFRBS Commercial Mortgage Trust 2011-C2
5.52%, 02/15/2044, Series 2011-C2, Class D(2)(5)		924,490	921,938
WFRBS Commercial Mortgage Trust 2011-C5
5.66%, 11/15/2044, Series 2011-C5, Class D(2)(5)		115,000	113,163
WFRBS Commercial Mortgage Trust 2012-C7
4.81%, 06/15/2045, Series 2012-C7, Class E(2)(5)		690,000	282,781
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057, Series 2014-C22, Class AS(5)		4,250,000	4,695,240
WFRBS Commercial Mortgage Trust 2014-C24
4.20%, 11/15/2047, Series 2014-C24, Class B(5)		825,000	821,648
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036, Series 2017-WWP, Class A(2)		1,740,000	1,934,182
3.60%, 11/10/2036, Series 2017-WWP, Class C(2)(5)		320,000	332,126

Total Mortgage-Backed Obligations (Cost: $7,222,101,639)			7,357,837,547

Total Bonds & Notes (Cost: $23,524,149,010)			24,419,361,919

BANK LOANS – 2.03%
1011778 BC ULC
1.90% (LIBOR + 1.75%), 11/19/2026(1)		$1,575,402	$1,551,283
ABG Intermediate Holdings 2 LLC
3.72% (LIBOR + 3.50%), 09/27/2024(1)		2,341,091	2,321,028
Acrisure LLC
3.65% (LIBOR + 3.50%), 02/15/2027(1)		2,481,250	2,429,044
ADMI Corp.
, 12/23/2027		2,770,000	2,769,308
Advanz Pharma Corp.
6.50% (LIBOR + 5.50%), 09/06/2024(1)		1,741,784	1,699,111
AI Alpine U.S. Bidco, Inc.
4.21% (LIBOR + 3.00%), 10/31/2025(1)(14)		3,626,212	3,399,574
AI Convoy SARL
3.75% (EURIBOR + 3.75%), 01/18/2027(1)	EUR	1,000,000	1,218,474
Aldevron LLC
5.25% (LIBOR + 4.25%), 10/12/2026(1)		$4,348,779	4,357,825
Alliant Holdings Intermediate LLC
2.90% (LIBOR + 2.75%), 05/09/2025(1)		2,928,781	2,879,958
Alliant Holdings Intermediate, LLC
0.04% (LIBOR + 3.75%), 11/05/2027(1)(4)		5,576,709	5,573,251
Alphabet Holding Company, Inc.
3.65% (LIBOR + 3.50%), 09/26/2024(1)		96,750	95,755
Altice France SA
4.15% (LIBOR + 4.00%), 08/14/2026(1)		1,372,000	1,364,001
American Airlines, Inc.
1.90% (LIBOR + 1.75%), 01/29/2027(1)		500,000	427,500
Apex Tool Group, LLC		$1,291,613	$1,274,228
Applied Systems, Inc.
4.25% (LIBOR + 3.25%), 09/19/2024(1)		8,643,801	8,632,996
Aramark Intermediate HoldCo Corp.
1.90% (LIBOR + 1.75%), 03/28/2024(1)		1,631,808	1,610,398
1.90% (LIBOR + 1.75%), 03/11/2025(1)		186,533	183,781
Ascend Learning LLC
4.00% (LIBOR + 3.00%), 07/12/2024(1)		6,919,134	6,875,889
Ascend Learning, LLC
0.05% (LIBOR + 3.75%), 07/12/2024(1)(4)		2,044,875	2,048,290
Asurion LLC
3.15% (LIBOR + 3.00%), 11/03/2023(1)		293,670	290,610
3.15% (LIBOR + 3.00%), 11/03/2024(1)		9,533,571	9,447,769
6.65% (LIBOR + 6.50%), 08/04/2025(1)		807,879	812,928
Asurion, LLC		1,240,000	1,225,988
ATI Holdings Acquisition, Inc.
0.05% (LIBOR + 3.50%), 05/10/2023(1)(4)		1,651,354	1,617,303
Avantor Funding, Inc.
0.04% (New Index: - update Edward_Jones_Index BDF, 11/08/2027(5)		5,450,000	5,453,433
3.25% (LIBOR + 2.25%), 11/21/2024(1)		58,707	58,695
Avolon TLB Borrower 1 U.S. LLC
2.25% (LIBOR + 1.50%), 02/12/2027(1)		705,668	701,257
2.50% (LIBOR + 1.75%), 01/15/2025(1)		281,300	279,015
Axalta Coating Systems Dutch Holding B BV
1.97% (LIBOR + 1.75%), 06/01/2024(1)		67,923	67,329
Azalea TopCo, Inc.
3.76% (LIBOR + 3.50%), 07/24/2026(1)		1,269,176	1,251,725
Bausch Health Companies, Inc.
2.90% (LIBOR + 2.75%), 11/27/2025(1)		1,274,605	1,261,400
3.15% (LIBOR + 3.00%), 06/02/2025(1)		3,192,510	3,178,558
Beacon Roofing Supply, Inc.
2.40% (LIBOR + 2.25%), 01/02/2025(1)		116,700	115,734
Brookfield WEC Holdings, Inc.
3.75% (LIBOR + 3.00%), 08/01/2025(1)		5,801,575	5,780,864
Buckeye Partners, LP
2.90% (LIBOR + 2.75%), 11/01/2026(1)		3,587,888	3,580,604
Caesars Resort Collection LLC
2.90% (LIBOR + 2.75%), 12/23/2024(1)		14,662,686	14,367,673
4.69% (LIBOR + 4.50%), 07/21/2025(1)		9,067,275	9,070,086
Camelot U.S. Acquisition 1 Co.
0.04% (LIBOR + 3.00%)(1)(4)		2,749,728	2,747,143
3.15% (LIBOR + 3.00%), 10/30/2026(1)		3,910,500	3,889,305
Carnival Corp.
7.50% (EURIBOR + 7.50%), 06/30/2025(1)	EUR	4,975,000	6,206,860
8.50% (LIBOR + 7.50%), 06/30/2025(1)		$10,746,000	11,041,515
CCC Information Services, Inc.
4.00% (LIBOR + 3.00%), 04/29/2024(1)		5,619,015	5,597,943
CCI Buyer, Inc.
, 12/17/2027		1,945,000	1,941,752
CCM Merger, Inc.
0.05% (LIBOR + 3.75%), 11/04/2025(1)(4)(14)		935,000	932,270
CenturyLink, Inc.
2.15% (LIBOR + 2.00%), 01/31/2025(1)		1,425,000	1,395,075
2.40% (LIBOR + 2.25%), 03/15/2027(1)		2,071,971	2,048,143
Change Healthcare Holdings LLC
3.50% (LIBOR + 2.50%), 03/01/2024(1)		1,830,356	1,820,289
Charter Communications Operating LLC
1.90% (LIBOR + 1.75%), 02/01/2027(1)		7,421,474	7,372,344
Charter NEX US, Inc.
0.05% (LIBOR + 4.25%), 12/01/2027(1)(4)		6,410,407	6,436,048
Chobani, LLC
0.05% (LIBOR + 3.50%), 10/25/2027(1)(4)		1,596,000	1,590,414
Churchill Downs, Inc.
2.15% (LIBOR + 2.00%), 12/27/2024(1)		487,437	481,802
Clarios Global, LP
3.65% (LIBOR + 3.50%), 04/30/2026(1)		6,234,228	6,201,748
Clean Harbors, Inc.
1.90% (LIBOR + 1.75%), 06/28/2024(1)		487,374	485,853
Clear Channel Outdoor Holdings, Inc.
3.76% (LIBOR + 3.50%), 08/21/2026(1)		4,027,814	3,869,561
CNT Holdings I Corp
0.05% (LIBOR + 3.75%), 11/08/2027(1)(4)		3,600,000	3,593,808
CommScope, Inc.
3.40% (LIBOR + 3.25%), 04/06/2026(1)		2,863,750	2,838,692
Core & Main, LP
3.75% (LIBOR + 2.75%), 08/01/2024(1)		97,000	96,434
CPI Holdco LLC
4.40% (LIBOR + 4.25%), 11/04/2026(1)		5,183,820	5,183,820
CSC Holdings LLC
2.40% (LIBOR + 2.25%), 01/15/2026(1)		2,176,238	2,140,330
Dell International LLC
2.75% (LIBOR + 2.00%), 09/19/2025(1)		92,863	92,874
Delos Finance SARL
1.97% (LIBOR + 1.75%), 10/06/2023(1)		1,690,000	1,687,178

Delta Air Lines, Inc.
5.75% (LIBOR + 4.75%), 04/29/2023(1)		1,903,435	1,930,292
Delta Topco, Inc.
0.05% (LIBOR + 3.75%), 12/01/2027(1)(4)		3,605,000	3,601,251
Diamond (BC) BV
0.03% (LIBOR + 3.00%)(1)(4)(14)		1,376,452	1,354,663
0.06% (LIBOR + 5.00%), 09/06/2024(1)(4)		793,013	791,030
Diamond Resorts International, Inc.
4.75% (LIBOR + 3.75%), 09/02/2023(1)		6,286,573	5,926,164
Dun & Bradstreet Corp.
3.89% (LIBOR + 3.75%), 02/06/2026(1)		4,230,843	4,229,066
Dynasty Acquisition Co., Inc.
3.72% (LIBOR + 3.50%), 04/06/2026(1)		1,046,850	994,508
3.72% (LIBOR + 3.50%), 04/06/2026(1)		1,947,141	1,849,784
E.W. Scripps Company,		1,055,000	1,055,000
Elanco Animal Health, Inc.
1.91% (LIBOR + 1.75%), 08/01/2027(1)		6,575,230	6,510,859
Envision Healthcare Corp.
3.90% (LIBOR + 3.75%), 10/10/2025(1)		4,695,087	3,902,228
ExamWorks Group, Inc.
4.25% (LIBOR + 3.25%), 07/27/2023(1)		2,391,479	2,386,505
Filtration Group Corp.
3.15% (LIBOR + 3.00%), 03/31/2025(1)		7,599,822	7,510,905
Filtration Group Corporation
0.05% (LIBOR + 3.75%)(1)(4)		912,713	912,712
Forest City Enterprises, LP
3.65% (LIBOR + 3.50%), 12/08/2025(1)		784,000	748,234
Gentiva Health Services, Inc.
3.44% (LIBOR + 3.25%), 07/02/2025(1)		289,547	287,558
GFL Environmental Inc.
0.04% (LIBOR + 3.00%), 05/30/2025(1)(4)		573,525	574,001
GFL Environmental, Inc.
4.00% (LIBOR + 3.00%), 05/30/2025(1)		2,070,278	2,070,630
Gray Television, Inc.
2.66% (LIBOR + 2.50%), 01/02/2026(1)		509,786	505,748
Grifols Worldwide Operations Ltd.
2.10% (LIBOR + 2.00%), 11/15/2027(1)		495,000	490,362
Harbor Freight Tools USA, Inc.
0.04% (LIBOR + 3.25%), 10/19/2027(1)(4)		3,820,000	3,813,621
HCA, Inc.
1.90% (LIBOR + 1.75%), 03/13/2025(1)		3,171,589	3,167,624
HIG Finance 2 Limited
, 11/12/2027		1,414,907	1,410,776
0.05% (LIBOR + 3.75%)(1)(4)		1,172,155	1,168,732
Hilton Worldwide Finance LLC
1.90% (LIBOR + 1.75%), 06/22/2026(1)		7,631,741	7,533,978
Hostess Brands LLC
3.00% (LIBOR + 2.25%), 08/03/2025(1)		1,682,957	1,672,439
HUB International Ltd.
3.26% (LIBOR + 3.00%), 04/25/2025(1)		2,748,523	2,696,136
5.00% (LIBOR + 4.00%), 04/25/2025(1)		2,361,150	2,364,833
Hyland Software, Inc.
4.00% (LIBOR + 3.25%), 07/01/2024(1)		6,333,133	6,340,163
Ineos Finance Plc
2.50% (EURIBOR + 2.00%), 04/01/2024(1)	EUR	5,923,664	7,137,140
Intelsat Jackson Holdings SA
, 01/02/2024		$1,500,000	1,523,040
5.05% (LIBOR + 5.50%), 07/13/2022(1)(4)		5,261,520	5,358,858
8.00% (LIBOR + 5.75%), 11/27/2023(1)		15,890,000	16,088,625
IPS Acquisition LLC
4.25% (LIBOR + 3.25%), 11/07/2024(1)		539,199	535,020
IQVIA, Inc.
1.90% (LIBOR + 1.75%), 01/17/2025(1)		731,108	725,991
1.97% (LIBOR + 1.75%), 06/11/2025(1)		1,237,310	1,226,743
IRB Holding Corp.
0.04% (LIBOR + 3.25%), 12/15/2027(1)(4)		2,475,000	2,475,767
3.75% (LIBOR + 2.75%), 02/05/2025(1)		97,250	96,311
Iridium Satellite LLC
4.75% (LIBOR + 3.75%), 11/04/2026(1)		3,746,688	3,761,787
KAR Auction Services, Inc.
2.44% (LIBOR + 2.25%), 09/19/2026(1)		543,125	533,620
KFC Holding Co.
1.90% (LIBOR + 1.75%), 04/03/2025(1)		13,741,183	13,623,421
Lamar Media Corp.
1.66% (LIBOR + 1.50%), 02/05/2027(1)		2,985,000	2,917,837
Lealand Finance Company BV
3.15% (LIBOR + 3.00%), 06/28/2024(1)		148,837	119,069
4.15% (LIBOR + 3.00%), 06/30/2025(1)		595,479	385,573
Level 3 Financing, Inc.
1.90% (LIBOR + 1.75%), 03/01/2027(1)		9,209,795	9,046,690
LifePoint Health, Inc.
3.90% (LIBOR + 3.75%), 11/16/2025(1)		4,025,581	4,010,002
LogMeIn, Inc.
0.05% (LIBOR + 4.75%), 08/31/2027(1)(4)		2,500,000	2,489,075
LS Group Opco Acquisition LLC
0.04% (LIBOR + 3.50%), 11/02/2027(1)(4)		2,670,000	2,666,662
Maravai Intermediate Holdings, LLC
0.05% (LIBOR + 4.25%), 10/19/2027(1)(4)		2,777,500	2,801,803
Marriott Ownership Resorts, Inc.
1.90% (LIBOR + 1.75%), 08/29/2025(1)		2,621,272	2,562,294
Messer Industries GmbH
2.72% (LIBOR + 2.50%), 03/02/2026(1)		498,972	494,671
MH Sub I LLC
3.65% (LIBOR + 3.50%), 09/13/2024(1)		299,925	295,540
Mileage Plus Holdings LLC
6.25% (LIBOR + 5.25%), 06/21/2027(1)		7,855,000	8,164,330
Nascar Holdings, Inc.
2.89% (LIBOR + 2.75%), 10/19/2026(1)		696,833	693,238
Neiman Marcus Group LLC Ltd.
0.13% (New Index: 0—update Edward_Jones_Index BDF), 09/25/2025(5)		4,919,761	5,219,030
Nexstar Broadcasting, Inc.
2.39% (LIBOR + 2.25%), 01/17/2024(1)		1,156,689	1,144,937
Nouryon Finance BV
3.15% (LIBOR + 3.00%), 10/01/2025(1)		1,540,803	1,522,821
PAREXEL International Corp.
2.90% (LIBOR + 2.75%), 09/27/2024(1)		10,288,065	10,099,999
Penn National Gaming, Inc.
3.00% (LIBOR + 2.25%), 10/15/2025(1)		439,059	432,969

PetSmart, Inc.
4.50% (LIBOR + 3.50%), 03/11/2022(1)		36,090,447	35,988,672
Pike Corp.
3.15% (LIBOR + 3.00%), 07/24/2026(1)		3,780,044	3,765,188
Ply Gem Midco, Inc.
3.90% (LIBOR + 3.75%), 04/12/2025(1)		1,141,699	1,138,844
PODS LLC
3.75% (LIBOR + 2.75%), 12/06/2024(1)		738,162	737,469
Refinitiv U.S. Holdings, Inc.
3.40% (LIBOR + 3.25%), 10/01/2025(1)		7,821,288	7,805,020
SBA Senior Finance II LLC
1.90% (LIBOR + 1.75%), 04/11/2025(1)		1,560,000	1,540,921
Sequa Mezzanine Holdings LLC
5.00% (LIBOR + 4.00%), 04/28/2024(1)		688,043	587,128
7.75% (LIBOR + 6.75%), 11/28/2023(1)		12,051,018	12,111,273
Sigma Holdco BV
3.50% (EURIBOR + 3.50%), 07/02/2025(1)	EUR	7,690,000	9,222,851
Simply Good Foods USA, Inc.
4.75% (LIBOR + 3.75%), 07/07/2024(1)		$1,055,660	1,057,307
Sinclair Television Group, Inc.
2.65% (LIBOR + 2.50%), 09/30/2026(1)		629,038	620,910
Solera LLC
2.94% (LIBOR + 2.75%), 03/03/2023(1)		4,528,682	4,489,056
SS&C Technologies Holdings, Inc.
1.90% (LIBOR + 1.75%), 04/16/2025(1)		393,538	388,028
1.90% (LIBOR + 1.75%), 04/16/2025(1)		499,733	492,736
Staples, Inc.
, 04/16/2026		1,300,000	1,256,710
Sunshine Luxembourg VII SARL
3.75% (EURIBOR + 3.75%), 10/01/2026(1)	EUR	1,000,000	1,217,289
4.47% (LIBOR + 4.25%), 10/01/2026(1)		$7,654,605	7,668,996
Surgery Center Holdings, Inc.
0.04% (LIBOR + 3.25%)(1)(4)		1,745,490	1,713,250
Syniverse Holdings, Inc.
6.00% (LIBOR + 5.00%), 03/09/2023(1)		458,641	413,222
Tacala Investment Corp.
0.08% (LIBOR + 7.50%)(1)(4)(14)		590,000	580,660
Telenet Financing USD LLC
2.15% (LIBOR + 2.00%), 04/30/2028(1)		1,250,000	1,232,038
TransDigm, Inc.
2.40% (LIBOR + 2.25%), 08/22/2024(1)		5,514,391	5,400,078
2.40% (LIBOR + 2.25%), 05/30/2025(1)		1,230,019	1,203,881
U.S. Renal Care, Inc.		1,400,000	1,391,250
Uber Technologies, Inc.
5.00% (LIBOR + 4.00%), 04/04/2025(1)		2,781,852	2,789,391
UFC Holdings LLC
4.25% (LIBOR + 3.25%), 04/29/2026(1)		5,981,729	5,956,486
Ultimate Software Group, Inc.
4.75% (LIBOR + 4.00%), 05/04/2026(1)		16,219,350	16,291,202
7.50% (LIBOR + 6.75%), 05/03/2027(1)		450,000	461,812
Univision Communications, Inc.
3.75% (LIBOR + 2.75%), 03/15/2024(1)		3,829,674	3,803,364
USI, Inc.
4.22% (LIBOR + 4.00%), 12/02/2026(1)		603,900	602,016
Vertical Midco GmbH
4.57% (LIBOR + 4.25%), 07/30/2027(1)		5,989,988	6,010,294
VICI Properties 1 LLC
1.91% (LIBOR + 1.75%), 12/20/2024(1)		500,000	491,125
Weight Watchers International, Inc.
5.50% (LIBOR + 4.75%), 11/29/2024(1)		847,527	846,290
Western Digital Corp.
1.66% (LIBOR + 1.50%), 02/27/2023(1)		1,814,824	1,797,819
1.91% (LIBOR + 1.75%), 04/29/2023(1)		2,692,771	2,686,712
Whatabrands LLC
2.91% (LIBOR + 2.75%), 07/31/2026(1)		221,915	219,660
Windstream Services LLC
7.25% (LIBOR + 6.25%), 08/24/2027(1)		73,628	71,880
Woof Holdings, Inc.
, 12/21/2027		850,000	848,232
Wyndham Hotels & Resorts, Inc.
1.90% (LIBOR + 1.75%), 05/30/2025(1)		195,500	193,936
Zayo Group Holdings, Inc.
3.15% (LIBOR + 3.00%), 03/09/2027(1)		2,360,592	2,342,888

Total Bank Loans (Cost: $517,532,010)			522,352,415

	Shares		Value
COMMON STOCKS – 0.03%
Communications – 0.02%
Clear Channel Outdoor Holdings, Inc. - Class A(10)		2,064,946	3,407,161
iHeartMedia, Inc. - Class A(10)		139,553	1,811,398
iHeartMedia, Inc. - Class B(10)(13)		1,787	20,876

Total Communications			5,239,435

Consumer Discretionary – 0.01%
Neiman Marcus Group, Inc.(10)(13)(14)		62,326	2,006,897

Total Consumer Discretionary			2,006,897

Industrials – 0.00%(11)
AMI Investments LLC(10)(13)(14)		206,310	1,180,093

Total Industrials			1,180,093

Total Common Stocks (Cost: $15,063,293)			8,426,425

CONVERTIBLE PREFERRED STOCKS – 0.14%
Consumer, Non-cyclical – 0.05%
Boston Scientific Corp., 5.50%		34,429	3,772,385
Bunge Ltd., 4.88%		89,011	9,702,199

Total Consumer, Non-cyclical			13,474,584

Financials – 0.08%
Bank of America Corp., 7.25%		6,032	9,160,075
Wells Fargo & Co., 7.50%		6,619	10,046,980

Total Financials			19,207,055

Utilities – 0.01%
NextEra Energy, Inc., 5.28%		72,317	3,676,596

Total Utilities			3,676,596

Total Convertible Preferred Stocks (Cost: $33,248,501)			36,358,235

PREFERRED STOCKS – 0.10%
Communications – 0.10%
AT&T Mobility II LLC, 7.00%(10)(13)(14)		1,036,052	24,648,108

Total Communications			24,648,108

Total Preferred Stocks (Cost: $28,023,048)			24,648,108

WARRANTS – 0.03%
Communications – 0.03%
iHeartMedia, Inc., expires 05/01/2039(10)(13)		723,037	8,446,518
Windstream Holdings II LLC, expires 09/21/2055(10)(13)		8,972	76,633

Total Communications			8,523,151

Total Warrants (Cost: $14,616,826)			8,523,151

SHORT-TERM INVESTMENTS – 18.07%
Money Market Funds – 2.43%
Fidelity Institutional Money Market Government Fund - Class I, 0.01%(12)		626,487,127	626,487,127

Total Money Market Funds (Cost: $626,487,127)			626,487,127

	Principal Amount		Value
Government Related – 0.08%
Argentina Treasury Bond BONCER, 1.10%, 04/17/2021	ARS	86,830,000	1,277,916
Republic of Argentina, 0.00%, 09/13/2021		667,763,000	8,160,027
Republic of Argentina, 0.00%, 05/21/2021		790,400,000	9,762,046

Total Government Related (Cost: $19,270,511)			19,199,989

Repurchase Agreements – 4.62%
Bank of America Securities, Inc., 0.10% dated 12/24/2020, due 01/04/2021, repurchase price $250,007,639 (collateralized by U.S. Treasury Bond, value $256,151,746, 4.63%, 05/15/2040)		$250,000,000	250,000,000
Bank of America Securities, Inc., 0.10% dated 12/31/2020, due 01/05/2021, repurchase price $229,603,189 (collateralized by U.S. Treasury Bond, value $233,792,587, 3.00%, 05/15/2045)		229,600,000	229,600,000
Bank of America Securities, Inc., 0.10% dated 12/31/2020, due 01/19/2021, repurchase price $300,015,833 (collateralized by U.S. Treasury Bond, value $305,505,705, 2.88%, 11/15/2016)		300,000,000	300,000,000
Bank of America Securities, Inc., 0.11% dated 12/30/2020, due 01/04/2021, repurchase price $126,401,931 (collateralized by U.S. Treasury Bond, value $129,490,315, 3.00%, 05/15/2045)		126,400,000	126,400,000
J.P. Morgan Securities, 0.11% dated 12/31/2020, due 01/04/2021, repurchase price $100,801,540 (collateralized by U.S. Treasury Bond, value $103,330,414, 3.38%, 11/15/2048)		100,800,000	100,800,000
J.P. Morgan Securities, 0.12% dated 12/30/2020, due 01/04/2021, repurchase price $183,303,055 (collateralized by U.S. Treasury Bond, value $187,804,578, 3.00%, 11/15/2044)		183,300,000	183,300,000

Total Repurchase Agreements (Cost: $1,190,100,000)			1,190,100,000

U.S. Treasury Bills – 9.62%
U.S. Treasury Bill, 0.00%, 01/07/2021		290,080,000	290,079,275
U.S. Treasury Bill, 0.00%, 01/14/2021		132,560,000	132,558,343
U.S. Treasury Bill, 0.00%, 01/19/2021		139,900,000	139,897,668
U.S. Treasury Bill, 0.00%, 01/21/2021		165,085,000	165,081,492
U.S. Treasury Bill, 0.00%, 01/26/2021(8)		175,800,000	175,794,897
U.S. Treasury Bill, 0.00%, 01/28/2021		114,095,000	114,090,627
U.S. Treasury Bill, 0.00%, 02/02/2021		43,960,000	43,957,273
U.S. Treasury Bill, 0.00%, 02/04/2021		259,065,000	259,052,731
U.S. Treasury Bill, 0.00%, 02/11/2021		40,530,000	40,527,433
U.S. Treasury Bill, 0.00%, 02/16/2021(8)		227,900,000	227,880,945
U.S. Treasury Bill, 0.00%, 02/25/2021(8)		668,600,000	668,534,811
U.S. Treasury Bill, 0.00%, 05/13/2021		220,100,000	220,035,918

Total U.S. Treasury Bills (Cost: $2,477,384,343)			2,477,491,413

Time Deposits – 1.32%
ANZ, London, -1.69% due 01/04/2021	AUD	1,343,406	1,035,699
Banco Santander, Frankfurt, 0.01% due 01/04/2021		$7,948,792	7,948,792
BBVA, Madrid, 0.01% due 01/04/2021		123,244,009	123,244,009
BNP Paribas, Paris, -2.94% due 01/04/2021	CHF	119,101	134,532
Brown Brothers Harriman, -7.00% due 01/04/2021	NOK	1,553	181
Brown Brothers Harriman, -4.52% due 01/04/2021	SEK	735	89
Brown Brothers Harriman, -0.72% due 01/04/2021	EUR	2,958	3,614
Brown Brothers Harriman, -0.20% due 01/05/2021	NZD	982,008	706,555
Brown Brothers Harriman, 0.01% due 01/04/2021	CAD	273	214
Brown Brothers Harriman, 7.95% due 01/04/2021	ZAR	753	51
Citibank, London, -0.72% due 01/04/2021	EUR	1,080,705	1,320,244
Citibank, London, 0.01% due 01/04/2021	GBP	535,927	732,880
JP Morgan, New York, 0.01% due 01/04/2021		$3,634,652	3,634,652
Royal Bank of Canada, Toronto, 0.01% due 01/04/2021	CAD	729,345	572,979
Royal Bank of Canada, Toronto, 0.01% due 01/04/2021		$145,175,693	145,175,693
Societe Generale, Paris, 0.01% due 01/04/2021		56,225,117	56,225,117

Total Time Deposits (Cost: $340,735,301)			340,735,301

Total Short-Term Investments (Cost: $4,653,977,282)			4,654,013,830

TOTAL INVESTMENTS IN SECURITIES – 115.23%
(Cost: $28,786,609,970)			29,673,684,083

TBA SALES COMMITMENTS – (0.12)%
Mortgage-Backed Obligations – (0.12)%
Fannie Mae
3.00%, 01/01/2036(15)		(12,135,000)	(12,734,095)
3.00%, 01/01/2051(15)		(6,027,000)	(6,313,719)
Ginnie Mae
3.00%, 01/01/2051(15)		(12,130,000)	(12,682,836)

Total TBA Sales Commitments (Proceeds Received: $31,730,336)			(31,730,650)
LIABILITIES IN EXCESS OF OTHER ASSETS – (15.11)%			(3,891,431,677)

TOTAL NET ASSETS – 100.00%			$25,750,521,756

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ARS Argentine Peso

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

EUR Euro

GBP British Pound

NOK Norwegian Krone

NZD New Zealand Dollar

PEN Peruvian Sol

SEK Swedish Krona

ZAR South African Rand

(1)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2020.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $5,515,078,410, which represents 21.42% of total net assets.

(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2020.
(4)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(5)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2020.
(6)	Security in default as of December 31, 2020. The value of these securities total $39,784,518, which represents 0.15% of total net assets.
(7)	Inflation protected security. The value of these securities total $114,949,836, which represents 0.45% of total net assets.
(8)

Partially assigned as collateral for certain future contracts, swap contracts and repurchase agreements. The value of these pledged issues totals $106,948,094, which represents 0.42% of total net assets.

(9)	Delayed delivery purchase commitment security. The value of these securities total $3,304,121,534, which represents 12.83% of total net assets.
(10)	Non-income producing security.
(11)	Amount calculated is less than 0.005%.
(12)	Represents annualized seven-day yield as of the close of the reporting period.
(13)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $68,107,937 or 0.26% of the Fund’s net assets.
(14)	Security that is restricted at December 31, 2020. The value of the restricted securities totals $68,312,793, which represents 0.26% of total net assets.
(15)	Delayed delivery sales commitment security. The value of these securities totals $31,730,650, which represents 0.12% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Goldman Sachs	Mar. 2021	AUD	40,341,194	$31,214,431	$113,389
629	Euro-Btp Future	Goldman Sachs	Mar. 2021	EUR	95,139,060	116,807,196	580,565
13,341	U.S. 10 Year Note Future	Goldman Sachs	Mar. 2021		$1,840,808,969	1,842,100,266	1,291,297
3,013	U.S. 5 Year Note Future	Citigroup Global Markets	Mar. 2021		379,230,070	380,132,322	902,252
534	U.S. Treasury 2-Year Note Future	Goldman Sachs	Mar. 2021		117,888,844	118,001,484	112,640
2	U.S. Ultra 10-Year Note Future	Citigroup Global Markets	Mar. 2021		313,734	312,718	(1,016)
41	U.S. Ultra Bond Future	Citigroup Global Markets	Mar. 2021		8,877,781	8,756,063	(121,718)
1,131	U.S. Ultra Bond Future	Goldman Sachs	Mar. 2021		246,231,071	241,539,188	(4,691,883)

							(1,814,474)

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(517)	U.S. 5 Year Note Future	Goldman Sachs	Mar. 2021		$(65,097,571)	$(65,226,821)	$(129,250)
(310)	U.S. Long Bond Future	Goldman Sachs	Mar. 2021		(53,408,255)	(53,688,125)	(279,870)
(1,168)	U.S. Ultra 10-Year Note Future	Goldman Sachs	Mar. 2021		(183,746,759)	(182,627,750)	1,119,009
(243)	U.S. Ultra Bond Future	Goldman Sachs	Mar. 2021		(52,903,758)	(51,895,688)	1,008,070

							1,717,959

							$(96,515)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	33,612,811	USD	24,819,296	01/08/21	Bank Of America	$1,095,659
AUD	12,479,759	USD	9,182,398	01/08/21	J.P. Morgan	439,302
AUD	25,510,000	USD	18,702,387	01/22/21	Citibank	968,641
BRL*	156,049,575	USD	30,028,590	01/05/21	Bank Of America	14,453
BRL*	156,049,575	USD	29,045,232	01/05/21	J.P. Morgan	997,811
CAD	24,330,000	USD	18,745,130	01/22/21	HSBC	370,252
CHF	8,695,000	USD	9,565,103	02/19/21	UBS	269,724
EUR	11,213,000	USD	13,641,848	01/08/21	Bank Of America	57,719
EUR	1,287,000	USD	1,558,952	01/08/21	BNP Paribas	13,450
EUR	11,200,000	USD	13,621,064	01/08/21	Morgan Stanley	62,621
EUR	7,345,000	USD	8,903,315	02/19/21	Bank Of America	79,142
EUR	3,338,264	USD	3,953,102	02/19/21	Barclays Bank	129,378
EUR	2,179,557	USD	2,592,276	02/19/21	HSBC	73,181
EUR	544,921	USD	660,437	02/19/21	Morgan Stanley	5,965
EUR	647,002	USD	777,041	02/19/21	UBS	14,200
GBP	2,177,000	USD	2,915,333	01/08/21	Bank Of America	61,814
GBP	926,000	USD	1,257,519	01/08/21	Morgan Stanley	8,828
GBP	5,025,000	USD	6,603,859	02/19/21	Barclays Bank	269,938
GBP	2,270,000	USD	2,987,515	02/19/21	Credit Suisse International	117,663
IDR*	44,446,210,000	USD	3,131,117	01/22/21	Goldman Sachs	59,750
IDR*	402,636,139,000	USD	28,222,291	03/17/21	BNP Paribas	564,301
INR*	233,090,000	USD	3,146,888	01/22/21	Credit Suisse International	39,059
INR*	2,063,547,450	USD	27,431,671	03/17/21	Bank Of America	614,613
JPY	14,700,000	USD	142,290	01/08/21	BNP Paribas	82
JPY	316,495,000	USD	3,010,568	01/22/21	Goldman Sachs	55,283
JPY	960,750,000	USD	9,204,455	01/22/21	J.P. Morgan	102,221
JPY	681,930,000	USD	6,475,290	01/22/21	UBS	130,488
MXN	132,419,000	USD	6,283,623	01/21/21	Bank Of America	358,181
MXN	33,876,000	USD	1,560,739	03/10/21	Goldman Sachs	129,338
MXN	1,073,493,152	USD	52,827,594	04/14/21	BNP Paribas	508,394
MXN	265,851,000	USD	12,331,740	06/10/21	Bank Of America	788,197
NOK	27,260,000	USD	2,993,947	01/22/21	Citibank	185,337
NOK	77,885,000	USD	8,818,002	01/22/21	Deutsche Bank	265,581
NOK	60,680,000	USD	6,701,307	01/22/21	Goldman Sachs	375,689
NOK	330,585,000	USD	36,134,717	02/19/21	Goldman Sachs	2,416,782
NZD	9,735,000	USD	6,632,324	01/22/21	Citibank	372,840
NZD	4,370,000	USD	3,002,780	01/22/21	HSBC	141,809
NZD	32,324,000	USD	22,264,642	02/19/21	J.P. Morgan	998,218
RON	12,595,000	USD	3,139,176	01/15/21	Bank Of America	20,477
RUB*	1,055,251,913	USD	13,773,797	01/22/21	Goldman Sachs	463,245
RUB*	90,621,068	USD	1,184,558	01/22/21	J.P. Morgan	38,066
RUB*	1,422,928,706	USD	19,002,407	02/16/21	BNP Paribas	131,981
RUB*	1,195,382,394	USD	15,677,866	02/16/21	Goldman Sachs	396,664
SEK	313,210,000	USD	36,139,931	02/19/21	Bank Of America	1,947,731
SEK	25,965,000	USD	3,015,158	02/19/21	HSBC	142,296
SEK	57,170,000	USD	6,641,477	02/19/21	UBS	310,637
TRY	6,865,539	USD	891,125	01/12/21	BNP Paribas	30,747
TRY	4,342,990	USD	562,372	01/12/21	J.P. Morgan	20,785
TRY	13,799,954	USD	1,782,249	01/12/21	Morgan Stanley	70,744
TRY	7,852,349	USD	996,940	01/13/21	J.P. Morgan	57,040
TRY	2,608,000	USD	336,541	01/21/21	BNP Paribas	12,469
TRY	47,264,239	USD	6,079,000	01/21/21	J.P. Morgan	246,038
TRY	20,931,410	USD	2,707,894	01/22/21	J.P. Morgan	92,160
TRY	8,612,361	USD	1,113,000	02/01/21	Bank Of America	34,805
TRY	12,882,000	USD	1,664,605	02/01/21	J.P. Morgan	52,232
TRY	12,882,000	USD	1,660,003	02/08/21	J.P. Morgan	52,167
TRY	11,848,749	USD	1,518,000	02/24/21	J.P. Morgan	46,808
TRY	20,490,870	USD	2,632,000	02/26/21	J.P. Morgan	71,978
TRY	11,430,400	USD	1,504,000	02/26/21	Morgan Stanley	4,358

USD	30,833,743	BRL	*	156,049,575	01/05/21	Bank Of America	790,700
USD	5,349,661	ZAR		78,268,000	01/06/21	BNP Paribas	24,456
USD	1,888,362	ZAR		27,596,000	01/07/21	Goldman Sachs	11,122
USD	616,126	ZAR		9,008,000	01/22/21	BNP Paribas	4,712
USD	2,002,212	ZAR		29,410,000	01/22/21	Goldman Sachs	6,022
USD	2,221,340	ZAR		32,727,000	01/22/21	J.P. Morgan	10
USD	6,575,470	ZAR		96,596,000	01/22/21	Morgan Stanley	19,062
USD	552,569,465	EUR		451,308,000	02/02/21	BNP Paribas	844,147
USD	7,998,957	PEN	*	28,785,047	02/26/21	Goldman Sachs	45,193
ZAR	389,954,000	USD		24,855,452	01/22/21	Bank Of America	1,612,493
ZAR	191,408,418	USD		12,503,040	01/22/21	Morgan Stanley	488,717

					Total Unrealized Appreciation		21,245,966

BRL*	156,049,575	USD		30,817,607	02/02/21	Bank Of America	(784,931)
EUR	3,019,698	USD		3,710,369	02/19/21	Citibank	(17,475)
EUR	106,476	USD		130,594	02/19/21	Deutsche Bank	(380)
MXN	62,585,000	USD		3,152,786	01/15/21	HSBC	(11,526)
PEN*	11,285,000	USD		3,141,704	01/15/21	Morgan Stanley	(24,251)
RUB*	698,582,149	USD		9,459,408	02/16/21	Goldman Sachs	(65,444)
RUB*	1,030,147,894	USD		13,906,372	02/19/21	J.P. Morgan	(58,437)
TRY	2,848,952	USD		376,000	02/26/21	Bank Of America	(52)
TRY	12,063,816	USD		1,608,000	02/26/21	Goldman Sachs	(16,057)
TRY	16,747,276	USD		2,224,000	02/26/21	J.P. Morgan	(14,027)
USD	540,483,690	EUR		451,308,000	01/05/21	BNP Paribas	(10,856,765)
USD	30,028,590	BRL	*	156,049,575	01/05/21	J.P. Morgan	(14,453)
USD	141,381	JPY		14,700,000	01/08/21	Bank Of America	(992)
USD	838,638	EUR		700,000	01/08/21	BNP Paribas	(16,592)
USD	397,679,735	GBP		297,940,000	01/08/21	BNP Paribas	(9,766,824)
USD	9,300,890	ZAR		138,890,000	01/22/21	Bank Of America	(126,204)
USD	1,863,764	ZAR		27,826,000	01/22/21	Goldman Sachs	(24,912)
USD	9,939,342	NZD		14,105,000	01/22/21	HSBC	(210,411)
USD	6,455,473	ZAR		96,562,000	01/22/21	Morgan Stanley	(98,628)
USD	142,333	JPY		14,700,000	02/02/21	BNP Paribas	(83)
USD	9,732,757	GBP		7,295,000	02/19/21	Barclays Bank	(246,218)
USD	9,788,369	SEK		83,135,000	02/19/21	Barclays Bank	(321,198)
USD	22,647,464	NZD		33,217,000	02/19/21	Goldman Sachs	(1,258,068)
USD	8,470,595	CAD		11,135,000	02/19/21	Morgan Stanley	(278,453)
USD	9,728,171	CHF		8,695,000	02/19/21	UBS	(106,656)
USD	9,933,221	EUR		8,375,580	02/19/21	UBS	(309,570)
USD	13,767,742	CAD		17,615,000	03/17/21	BNP Paribas	(73,466)

					Total Unrealized Depreciation		(24,702,073)

					Net Unrealized Depreciation		$(3,456,107)

*	Non-deliverable forward

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peruvian Sol

RON	Romanian New Leu

RUB	Russian Ruble

SEK	Swedish Krona

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at December 31, 2020	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.EM.28	1.00%	12/20/2022	0.61%	$9,588,000	$(237,473)	$314,351	$76,878
CDX.EM.29	1.00	6/20/2023	0.71	1,880,000	(31,920)	46,111	14,191
CDX.EM.30	1.00	12/20/2023	0.79	7,708,000	(274,168)	324,650	50,482
CDX.EM.31	1.00	6/20/2024	0.82	8,178,000	(291,531)	344,357	52,826
CDX.EM.32	1.00	12/20/2024	0.88	12,090,000	(572,907)	631,510	58,603
AT&T Inc.	1.00	12/20/2024	0.55	12,100,000	102,371	88,381	190,752
CDX.EM.33	1.00	6/20/2025	1.03	3,990,000	(414,691)	410,934	(3,757)
CDX.NA.IG.34	1.00	6/20/2025	0.63	54,375,000	(563,619)	1,467,937	904,318
CDX.EM.34	1.00	12/20/2025	1.50	3,400,000	(214,431)	133,961	(80,470)
CDX.NA.IG.35	1.00	12/20/2025	0.50	419,221,000	9,297,915	1,113,277	10,411,192
CDX.NA.HY.35	5.00	12/20/2025	2.93	184,900,000	8,858,145	8,667,949	17,526,094
General Electric Co.	1.00	12/20/2023	0.57	700,000	(23,753)	32,867	9,114

					$15,633,938	$13,576,285	$29,210,223

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020	Notional Amount		Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
Deutsche Bank	CMBX.NA.AAA.10	0.50%	Monthly	11/17/2059	0.00%		$16,450,000	$(269,224)	$482,921	$213,697
J.P. Morgan	Barclays Bank Plc	1.00	Quarterly	6/20/2024	0.46	EUR	1,000,000	10,163	13,402	23,565
Bank of America	Boeing Co.	1.00	Quarterly	12/20/2021	0.72		$12300000	60,829	(23,804)	37,025
Goldman Sachs	Brazilian Government International	1.00	Quarterly	12/20/2024	1.14		3,200,000	(42,762)	25,855	(16,907)
Goldman Sachs	Chile Government International	1.00	Quarterly	12/20/2025	0.45		4,770,000	114,224	16,994	131,218
Morgan Stanley	Chile Government International	1.00	Quarterly	12/20/2025	0.45		31,000,000	543,842	308,936	852,778
Barclays Bank	Devon Energy Corp.	1.00	Quarterly	12/20/2024	1.18		455,000	186	(3,206)	(3,020)
Morgan Stanley	Devon Energy Corp.	1.00	Quarterly	12/20/2024	1.18		525,000	–	(3,485)	(3,485)
Morgan Stanley	Devon Energy Corp.	1.00	Quarterly	12/20/2024	1.18		1,170,000	(6,219)	(1,547)	(7,766)
Goldman Sachs	Federative Republic of Brazil	1.00	Quarterly	6/20/2024	1.03		300,000	(7,505)	7,265	(240)
Goldman Sachs	Indonesia Government International	1.00	Quarterly	12/20/2025	0.68		6,561,000	(11,145)	116,058	104,913
Morgan Stanley	Indonesia Government International	1.00	Quarterly	12/20/2025	0.68		23,839,000	(40,615)	421,811	381,196
Barclays Bank	Mexico Government International	1.00	Quarterly	12/20/2025	0.81		440,000	1,938	2,270	4,208
Barclays Bank	Mexico Government International	1.00	Quarterly	12/20/2025	0.81		445,000	2,833	1,422	4,255
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2025	0.81		3,800,000	18,634	17,703	36,337
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2024	0.57		1,600,000	(10,165)	38,186	28,021
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2025	0.81		1,000,000	(13,770)	23,360	9,590
Goldman Sachs	Republic of South Africa	1.00	Quarterly	6/20/2024	1.54		4,700,000	(154,393)	68,862	(85,531)
J.P. Morgan	Republic of South Africa	1.00	Quarterly	6/20/2023	1.16		9,400,000	(412,143)	378,259	(33,884)
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	Quarterly	12/20/2022	0.37		1,500,000	(17,736)	37,007	19,271
J.P. Morgan	Russia Emerging Markets SPMYC	1.00	Quarterly	6/20/2023	0.45		18,200,000	(336,203)	589,564	253,361
Goldman Sachs	Russian Foreign Bond—Eurobon	1.00	Quarterly	12/20/2024	0.67		16,400,000	84,457	135,658	220,115
Goldman Sachs	Teva Pharmaceutical Finance Ne	1.00	Quarterly	6/20/2022	1.62		210,000	(9,437)	7,609	(1,828)
Goldman Sachs	United Mexican States	1.00	Quarterly	6/20/2023	0.32		29,900,000	(150,396)	663,401	513,005
Goldman Sachs	United Mexican States	1.00	Quarterly	12/20/2023	0.38		9,100,000	(136,436)	308,944	172,508
J.P. Morgan	United Mexican States	1.00	Quarterly	12/20/2023	0.38		5,400,000	(81,798)	184,166	102,368
J.P. Morgan	United Mexican States	1.00	Quarterly	6/20/2024	0.48		300,000	(3,739)	9,212	5,473
Morgan Stanley	United Mexican States	1.00	Quarterly	12/20/2022	0.24		3,800,000	2,499	55,856	58,355
Morgan Stanley	United Mexican States	1.00	Quarterly	12/20/2025	0.81		26,000,000	127,493	121,127	248,620

								$(736,588)	$4,003,806	$3,267,218

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/(Received)	Unrealized Appreciation/(Depreciation)	Value
(0.15)%	6 Month EURIBOR	Received	Semi-Annual	3/18/2030	EUR	16,100,000	$274,419	$(562,261)	$(287,842)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022	BRL	2,400,000	—	(125)	(125)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		3,000,000	—	(113)	(113)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		12,200,000	—	(914)	(914)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		4,400,000	—	(377)	(377)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		15,100,000	—	(1,840)	(1,840)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		15,100,000	—	(1,549)	(1,549)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		17,900,000	—	(2,399)	(2,399)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		12,300,000	—	(1,588)	(1,588)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		57,900,000	—	(7,336)	(7,336)
—	BRL-CDI-Compounded	Paid	Quarterly	1/3/2022		280,700,000	3,437	147,927	151,364
0.25	6 Month EURIBOR	Received	Semi-Annual	3/17/2031	GBP	17,100,000	(75,467)	(127,804)	(203,271)
0.25	6 Month EURIBOR	Received	Semi-Annual	3/17/2051		6,000,000	188,043	(60,277)	127,766
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050	EUR	9,000,000	(283,674)	(1,516,198)	(1,799,872)
1.25	3 Month USD LIBOR	Paid	Quarterly	6/17/2027		$283,200,000	(7,436,653)	19,450,531	12,013,878
1.50	3 Month USD LIBOR	Received	Quarterly	6/17/2050		81,200,000	(15,012,714)	12,922,304	(2,090,410)
2.25	3 Month USD LIBOR	Received	Quarterly	3/12/2050		3,200,000	(9,885)	(698,671)	(708,556)
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		107,900,000	(1,107,549)	14,950,070	13,842,521
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		94,300,000	1,744,029	10,353,745	12,097,774
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400,000	625,604	12,846,843	13,472,447
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029		$47,200,000	3,382,167	5,315,398	8,697,565
4.58	Mexico Interbank TIIE 28 Day	Received	Lunar	6/10/2022	MXN	4,000,000	—	(926)	(926)
4.65	Mexico Interbank TIIE 28 Day	Received	Lunar	5/10/2022		15,400,000	208	(4,323)	(4,115)
4.74	Mexico Interbank TIIE 28 Day	Received	Lunar	6/3/2022		3,900,000	—	(1,346)	(1,346)
4.83	Mexico Interbank TIIE 28 Day	Received	Lunar	5/27/2022		1,600,000	—	(649)	(649)
5.12	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/6/2025		2,000,000	(134)	2,146	2,012
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025		1,700,000	—	1,828	1,828
5.28	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/23/2025		700,000	—	940	940
5.28	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/30/2025		1,600,000	—	2,133	2,133
5.54	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/4/2027		3,400,000	1	5,870	5,871
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027		25,800,000	(17,507)	182,208	164,701
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900,000	3,247	(10,512)	(7,265)
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300,000	(1,906)	289,298	287,392
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300,000	4,578	(15,092)	(10,514)
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	1/23/2023		222,400,000	126,021	(870,252)	(744,231)
7.75	Mexico Interbank TIIE 28 Day	Paid	Lunar	1/5/2023		1,400,000	—	4,888	4,888
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	—	10,267	10,267
7.82	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	(341)	10,653	10,312
7.87	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	—	11,846	11,846
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022		2,000,000	—	6,996	6,996
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000,000	9,174	116,779	125,953
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800,000	—	(7,120)	(7,120)
7.98	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027		3,300,000	(21)	(29,852)	(29,873)
7.99	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		100,000	—	(904)	(904)
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200,000	(8,874)	(174,593)	(183,467)
8.03	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		1,600,000	12	(14,902)	(14,890)
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		2,400,000	585	(23,069)	(22,484)

							$(17,593,200)	$72,497,678	$54,904,478

Lunar - payment frequency equal periods of 28 days (a lunar month).

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS – 95.61%
Alabama – 2.06%
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	$4,845,000	$5,634,250
5.00%, 09/01/2036	10,000,000	12,279,400
Alabama Public School & College Authority
5.00%, 11/01/2025	5,000,000	6,136,350
5.00%, 06/01/2035	4,000,000	4,734,560
5.00%, 11/01/2037	47,500,000	64,346,825
Birmingham Airport Authority
5.00%, 07/01/2028	700,000	892,801
5.00%, 07/01/2030	1,000,000	1,320,520
5.00%, 07/01/2031	350,000	459,532
5.00%, 07/01/2032	300,000	391,569
5.00%, 07/01/2034	800,000	1,036,472
Black Belt Energy Gas District
4.00%, 07/01/2046(1)	1,705,000	1,725,034
4.00%, 10/01/2049(1)	2,000,000	2,349,520
County of Jefferson AL
5.00%, 04/01/2021	1,085,000	1,097,293
5.00%, 04/01/2023	1,550,000	1,706,442
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500,000	1,656,690
5.25%, 10/01/2048	1,650,000	1,833,695
5.50%, 10/01/2053	715,000	797,919
Health Care Authority of the City of Huntsville
4.00%, 06/01/2045	2,500,000	2,902,500
5.00%, 06/01/2036	2,600,000	3,368,976
5.00%, 06/01/2037	3,300,000	4,261,950
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385,000	1,574,011
Industrial Development Board of the City of Mobile Alabama
1.00%, 06/01/2034(1)	3,870,000	3,967,872
Lower Alabama Gas District
4.00%, 12/01/2050(1)	15,610,000	18,019,091
Mobile County Board of School Commissioners
5.00%, 03/01/2028	1,030,000	1,242,427
Montgomery Medical Clinic Board
5.00%, 03/01/2029	1,000,000	1,153,220
Southeast Alabama Gas Supply District
0.95% (1 Month LIBOR USD + 0.85%), 06/01/2049(2)	5,365,000	5,356,416
4.00%, 06/01/2049(1)	11,010,000	12,222,201
Tuscaloosa County Industrial Development Authority
4.50%, 05/01/2032(3)	3,000,000	3,354,900
5.25%, 05/01/2044(3)	6,700,000	7,643,695
University of Alabama
4.00%, 06/01/2033	1,070,000	1,303,602
Water Works Board of the City of Birmingham
5.00%, 01/01/2023	430,000	470,046

Total Alabama		175,239,779

Alaska – 0.07%
Alaska Industrial Development & Export Authority
5.00%, 10/01/2030	1,385,000	1,809,793
City of Valdez AK
5.00%, 01/01/2021	4,000,000	4,000,000

Total Alaska		5,809,793

Arizona – 2.46%
Apache County Industrial Development Authority
4.50%, 03/01/2030	1,000,000	1,034,880
Arizona Health Facilities Authority
4.00%, 01/01/2043	24,000,000	24,902,880
5.00%, 02/01/2042	2,000,000	2,078,020
Arizona Industrial Development Authority
4.00%, 07/15/2050(3)	1,500,000	1,542,240
5.00%, 07/15/2040(3)	835,000	940,711
5.00%, 07/01/2049(3)	650,000	706,160
5.00%, 07/15/2049(3)	500,000	557,000
5.00%, 07/15/2050(3)	2,365,000	2,633,120
5.50%, 07/01/2052(3)	655,000	709,503
Chandler Industrial Development Authority
5.00%, 06/01/2049(1)	18,960,000	21,807,223
City of Glendale AZ
5.00%, 07/01/2030	1,780,000	2,199,315
City of Mesa AZ
4.00%, 07/01/2028	1,265,000	1,535,558
City of Phoenix AZ
4.00%, 07/01/2022	900,000	951,516

City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	5,000,000	5,388,950
5.00%, 07/01/2026	1,675,000	2,042,612
5.00%, 07/01/2027	4,600,000	5,735,280
5.00%, 07/01/2028	1,070,000	1,293,812
5.00%, 07/01/2028	4,440,000	5,641,020
5.00%, 07/01/2029	12,865,000	14,137,349
5.00%, 07/01/2030	1,000,000	1,218,860
5.00%, 07/01/2030	1,500,000	1,645,620
5.00%, 07/01/2031	725,000	879,737
5.00%, 07/01/2032	120,000	144,840
5.00%, 07/01/2032	800,000	982,968
5.00%, 07/01/2036	3,000,000	3,658,500
5.00%, 07/01/2042	540,000	648,356
5.00%, 07/01/2045	635,000	739,013
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000,000	10,722,600
Glendale Industrial Development Authority
4.00%, 07/01/2028	300,000	309,519
5.00%, 07/01/2033	435,000	464,637
5.00%, 07/01/2038	450,000	475,492
5.00%, 07/01/2048	915,000	952,506
5.00%, 05/15/2056	1,375,000	1,518,522
Industrial Development Authority of the City of Phoenix
5.00%, 07/01/2030	700,000	792,274
5.00%, 07/01/2033	415,000	465,555
5.00%, 07/01/2034	765,000	855,194
5.00%, 07/01/2037	4,750,000	5,242,148
5.00%, 07/01/2038	1,295,000	1,429,589
5.00%, 07/01/2049	525,000	567,179
Industrial Development Authority of the County of Pima
4.75%, 06/15/2037(3)	2,250,000	2,289,240
Industrial Development Authority of the County of Yavapai
2.20%, 03/01/2028(1)	2,100,000	2,215,458
Maricopa County Industrial Development Authority
5.00%, 01/01/2046(1)	3,175,000	3,907,218
5.00%, 07/01/2047	1,000,000	1,231,880
5.00%, 01/01/2048(1)	1,300,000	1,403,376
5.75%, 01/01/2036(3)	600,000	617,100
6.00%, 01/01/2048(3)	635,000	647,770
Maricopa County Special Health Care District
4.00%, 07/01/2038	19,340,000	22,364,969
5.00%, 07/01/2025	5,000,000	5,973,200
5.00%, 07/01/2026	7,000,000	8,612,240
McAllister Academic Village LLC
5.00%, 07/01/2021	200,000	204,628
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2022	1,200,000	1,257,612
5.00%, 01/01/2024	1,600,000	1,829,248
5.00%, 01/01/2033	1,000,000	1,281,490
Salt Verde Financial Corp.
5.00%, 12/01/2032	5,020,000	6,749,189
5.00%, 12/01/2037	3,500,000	4,993,275
State of Arizona
5.00%, 10/01/2021	740,000	766,721
5.00%, 10/01/2024	1,075,000	1,263,254
Tempe Industrial Development Authority
5.00%, 12/01/2050	500,000	510,260
5.00%, 12/01/2054	750,000	763,455
Tender Option Bond Trust Receipts/Certificates
0.29%, 07/01/2049(1)(3)	2,950,000	2,950,000
University of Arizona
5.00%, 06/01/2038	1,955,000	2,533,054
5.00%, 06/01/2039	860,000	1,111,756
Western Maricopa Education Center District No 402
5.00%, 07/01/2022	2,000,000	2,142,640
5.00%, 07/01/2024	320,000	372,586
5.00%, 07/01/2025	1,410,000	1,704,634

Total Arizona		209,246,511

Arkansas – 0.14%
Arkansas Development Finance Authority
1.20%, 03/01/2024(1)	5,000,000	5,061,900
4.50%, 09/01/2049(3)	2,900,000	3,121,560
4.75%, 09/01/2049(3)	2,500,000	2,748,275
Arkansas Development Finance Authority Public Safety Charges Revenue
4.00%, 06/01/2029	930,000	1,114,075

Total Arkansas		12,045,810

California – 5.31%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2033	1,300,000	1,432,262
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500,000	2,975,475
5.00%, 10/01/2037	2,000,000	2,374,480

Alisal Union School District
5.25%, 08/01/2042	740,000	906,204
Anaheim Public Financing Authority
5.00%, 09/01/2029	1,860,000	2,397,112
Bay Area Toll Authority
1.34% (SIFMA Municipal Swap Index Yield + 1.25%), 04/01/2036(2)	1,000,000	1,014,450
2.10%, 04/01/2045(1)	2,790,000	2,829,311
2.85%, 04/01/2047(1)	1,000,000	1,087,810
2.95%, 04/01/2047(1)	1,170,000	1,301,555
California County Tobacco Securitization Agency
4.00%, 06/01/2034	400,000	494,524
4.00%, 06/01/2036	275,000	334,557
4.00%, 06/01/2037	275,000	333,484
4.00%, 06/01/2038	275,000	332,414
5.00%, 06/01/2025	175,000	210,236
5.00%, 06/01/2026	215,000	266,890
5.00%, 06/01/2026	1,090,000	1,348,635
5.00%, 06/01/2027	325,000	414,524
California Health Facilities Financing Authority
4.00%, 04/01/2035	1,930,000	2,323,160
5.00%, 11/01/2032(1)	1,400,000	1,521,632
5.00%, 07/01/2034(1)	1,710,000	1,851,451
5.00%, 08/15/2034	125,000	153,840
California Housing Finance
4.00%, 03/20/2033	3,447,079	3,884,789
4.25%, 01/15/2035	519,946	601,135
California Infrastructure & Economic Development Bank
0.45%, 01/01/2050(1)(3)	16,000,000	16,014,880
California Municipal Finance Authority
0.18%, 09/01/2021(1)	2,700,000	2,700,000
0.70%, 12/01/2044(1)	3,550,000	3,591,038
4.00%, 08/15/2037	1,560,000	1,727,809
4.00%, 08/15/2042	1,635,000	1,789,818
5.00%, 08/15/2029	1,000,000	1,264,400
5.00%, 12/31/2029	2,300,000	2,836,268
5.00%, 08/15/2034	1,065,000	1,322,357
5.00%, 12/31/2043	10,835,000	12,797,218
5.00%, 12/31/2047	555,000	650,932
5.00%, 05/15/2049	1,000,000	1,174,980
5.00%, 10/01/2049(3)	515,000	542,331
5.00%, 10/01/2057(3)	1,000,000	1,048,260
California Pollution Control Financing Authority
5.00%, 07/01/2037(3)	5,000,000	5,317,900
California Public Finance Authority
5.00%, 07/01/2027(3)	180,000	151,200
5.00%, 07/01/2047(3)	140,000	117,600
5.00%, 10/15/2047	1,775,000	1,992,544
California State Public Works Board
5.00%, 03/01/2024	2,500,000	2,871,150
5.00%, 03/01/2025	3,280,000	3,918,714
5.00%, 11/01/2037	235,000	253,473
5.00%, 09/01/2039	10,705,000	12,331,197
California Statewide Communities Development Authority
0.05%, 09/01/2038(1)	210,000	210,000
4.00%, 09/02/2029	200,000	223,624
4.00%, 04/01/2036	675,000	808,961
4.00%, 04/01/2037	700,000	836,024
5.00%, 10/01/2028	1,100,000	1,190,200
5.00%, 11/01/2032(3)	1,135,000	1,308,076
5.00%, 04/01/2035	1,300,000	1,699,360
5.00%, 01/01/2038	750,000	898,050
5.00%, 09/02/2039	745,000	881,722
5.00%, 05/15/2040	400,000	443,092
5.00%, 11/01/2041(3)	875,000	986,808
5.00%, 04/01/2042	2,000,000	2,107,180
5.00%, 01/01/2043	1,000,000	1,184,170
5.00%, 09/02/2044	500,000	580,440
5.00%, 09/02/2044	700,000	814,947
5.00%, 09/02/2044	1,350,000	1,602,437
5.00%, 02/01/2045	1,175,000	1,175,294
5.00%, 04/01/2046(1)	4,300,000	5,823,834
5.00%, 01/01/2048	2,840,000	3,324,845
5.00%, 09/02/2049	700,000	809,550
5.25%, 12/01/2048(3)	800,000	925,344
5.25%, 12/01/2056(3)	6,635,000	7,464,640
5.38%, 11/01/2049(3)	100,000	104,462
5.50%, 12/01/2054	1,960,000	2,167,152
5.50%, 12/01/2058(3)	6,315,000	7,367,837
City of Long Beach CA Harbor Revenue
4.00%, 07/15/2021	6,000,000	6,121,800
City of Los Angeles Department of Airports
4.75%, 05/15/2035	8,340,000	9,549,634
5.00%, 05/15/2025	2,000,000	2,389,040

5.00%, 05/15/2026	520,000	640,848
5.00%, 05/15/2027	1,325,000	1,674,071
5.00%, 05/15/2028	1,150,000	1,484,328
5.00%, 05/15/2033	1,325,000	1,651,917
5.00%, 05/15/2037	9,795,000	12,678,648
5.00%, 05/15/2040	1,095,000	1,262,360
5.25%, 05/15/2031	4,805,000	6,149,247
5.25%, 05/15/2032	3,210,000	4,099,652
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2034	3,000,000	3,692,010
Cucamonga Valley Water District
5.38%, 09/01/2035	3,320,000	3,426,672
Deutsche Bank Spears/Lifers Trust
0.69%, 12/01/2052(1)(3)	10,000,000	10,000,000
Foothill-de Anza Community College District
5.00%, 04/01/2035	250,000	288,223
5.00%, 04/01/2036	200,000	230,100
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2024	1,000,000	983,330
5.00%, 06/01/2021	285,000	290,401
5.00%, 06/01/2022	400,000	425,820
5.00%, 06/01/2023	455,000	503,894
5.00%, 06/01/2024	255,000	293,046
5.00%, 06/01/2047	925,000	959,484
5.25%, 06/01/2047	3,935,000	4,098,303
5.30%, 06/01/2037	6,000,000	6,255,900
Irvine Unified School District
5.00%, 03/01/2057	800,000	936,624
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,459,632
5.00%, 12/01/2030	2,520,000	3,055,702
Los Angeles Regional Airports Improvement Corp.
4.50%, 01/01/2027	845,000	871,482
Los Angeles Unified School District
4.00%, 07/01/2033	5,000,000	6,267,400
4.00%, 07/01/2036	1,190,000	1,470,673
4.00%, 07/01/2037	3,000,000	3,695,190
5.00%, 07/01/2027	2,385,000	3,082,636
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	2,040,221
5.00%, 08/01/2028	1,000,000	1,198,630
5.00%, 08/01/2029	775,000	927,388
5.00%, 08/01/2030	2,530,000	3,022,414
Metropolitan Water District of Southern California
0.34% (SIFMA Municipal Swap Index Yield + 0.25%), 07/01/2037(2)	3,000,000	3,000,000
0.34% (SIFMA Municipal Swap Index Yield + 0.25%), 07/01/2037(2)	3,000,000	3,000,660
0.34% (SIFMA Municipal Swap Index Yield + 0.25%), 07/01/2047(2)	3,000,000	3,000,660
Mizuho Floater/Residual Trust
0.39%, 12/01/2039(1)(3)(6)	8,800,000	8,800,000
Natomas Unified School District
4.00%, 08/01/2045	4,000,000	4,516,640
4.00%, 08/01/2049	2,815,000	3,166,199
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2022	1,675,000	1,749,973
5.00%, 03/01/2028	1,340,000	1,650,451
5.00%, 03/01/2030	1,700,000	2,063,783
Orange County Community Facilities District
5.25%, 08/15/2045	975,000	1,108,312
Orchard School District
0.00%, 08/01/2022	2,940,000	2,918,097
Port of Los Angeles
5.00%, 08/01/2027	1,810,000	2,080,342
Port of Oakland
5.00%, 05/01/2022	2,400,000	2,529,456
5.00%, 05/01/2023	2,420,000	2,656,458
5.00%, 05/01/2024	2,070,000	2,356,447
5.00%, 05/01/2025	9,600,000	11,299,680
5.00%, 05/01/2026	1,170,000	1,418,976
5.00%, 05/01/2026	4,450,000	4,725,767
5.00%, 05/01/2027	2,620,000	3,260,931
5.00%, 05/01/2028	1,875,000	2,383,913
5.00%, 05/01/2029	1,875,000	2,430,244
5.00%, 11/01/2029	1,875,000	2,452,875
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	1,053,946
San Diego County Regional Airport Authority
5.00%, 07/01/2030	205,000	270,280
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2027	3,000,000	3,176,070
5.00%, 05/01/2037	945,000	1,191,106
State of California
0.87% (1 Month LIBOR USD + 0.76%), 12/01/2031(2)	750,000	750,818
4.00%, 03/01/2025	3,500,000	4,043,340

4.00%, 03/01/2026	375,000	446,423
4.00%, 11/01/2035	1,750,000	2,202,078
4.00%, 03/01/2036	2,385,000	2,957,996
4.00%, 11/01/2036	2,735,000	3,425,396
4.00%, 11/01/2037	1,625,000	2,028,748
4.00%, 11/01/2041	2,000,000	2,279,580
5.00%, 08/01/2022	1,535,000	1,652,121
5.00%, 08/01/2023	3,000,000	3,369,210
5.00%, 09/01/2026	2,000,000	2,522,600
5.00%, 08/01/2027	620,000	750,640
5.00%, 11/01/2028	8,000,000	10,689,840
5.00%, 08/01/2029	935,000	1,161,681
5.00%, 09/01/2029	370,000	460,805
5.00%, 11/01/2029	3,170,000	4,092,026
5.00%, 04/01/2030	5,130,000	7,062,317
5.00%, 08/01/2030	3,500,000	4,339,860
5.00%, 08/01/2030	3,910,000	5,002,845
5.00%, 11/01/2032	11,555,000	15,959,766
5.00%, 11/01/2036	25,000,000	33,944,000
Tender Option Bond Trust Receipts/Certificates
0.19%, 10/01/2049(1)(3)	1,060,000	1,060,000
Tobacco Securitization Authority of Northern California
4.75%, 06/01/2023	3,905,000	3,910,584
Tobacco Securitization Authority of Southern California
5.00%, 06/01/2023	1,000,000	1,111,690
Transbay Joint Powers Authority
5.00%, 10/01/2033	250,000	307,220
5.00%, 10/01/2034	250,000	306,100
5.00%, 10/01/2035	240,000	292,987
5.00%, 10/01/2038	600,000	723,558

Total California		452,034,263

Colorado – 2.28%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050,000	2,589,006
Amber Creek Metropolitan District
5.00%, 12/01/2037	750,000	781,575
5.13%, 12/01/2047	1,050,000	1,084,597
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150,000	1,538,125
Aurora Crossroads Metropolitan District No 2
5.00%, 12/01/2040	500,000	529,515
5.00%, 12/01/2050	1,000,000	1,043,950
Belleview Station Metropolitan District No 2
5.00%, 12/01/2036	500,000	518,015
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	1,400,000	1,500,940
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525,000	552,814
Brighton Crossing Metropolitan District No 6
5.00%, 12/01/2040	515,000	532,989
5.00%, 12/01/2050	1,340,000	1,364,455
Broadway Station Metropolitan District No 2
5.00%, 12/01/2035	730,000	781,538
5.13%, 12/01/2048	1,450,000	1,540,219
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500,000	527,210
City & County of Denver CO
5.00%, 10/01/2032	9,405,000	9,862,741
City & County of Denver CO Airport System Revenue
4.00%, 11/15/2023	4,465,000	4,888,639
5.00%, 11/15/2025	4,390,000	5,286,965
5.00%, 11/15/2029	3,105,000	3,856,565
5.00%, 11/15/2031(1)	1,000,000	1,198,490
5.00%, 12/01/2031	7,045,000	8,838,587
5.00%, 11/15/2032	2,175,000	2,881,244
5.00%, 12/01/2032	385,000	479,995
5.00%, 12/01/2035	5,520,000	6,822,002
City of Colorado Springs CO Utilities System Revenue
5.00%, 11/15/2035	1,500,000	2,049,390
Colorado Health Facilities Authority
0.00%, 07/15/2022	980,000	975,521
2.80%, 05/15/2042(1)	3,800,000	3,962,868
4.00%, 11/01/2039	3,775,000	4,415,618
5.00%, 12/01/2022	1,855,000	2,023,879
5.00%, 11/01/2023	1,350,000	1,521,801
5.00%, 11/01/2024	1,125,000	1,315,564
5.00%, 11/01/2025	1,715,000	2,077,242
5.00%, 11/01/2026	1,330,000	1,658,217
5.00%, 01/01/2031	100,000	107,926
5.00%, 11/15/2036(1)	6,770,000	7,670,071
5.00%, 01/01/2037	250,000	266,980
5.00%, 10/01/2038(1)	630,000	652,050
5.00%, 02/01/2041	500,000	501,735

5.00%, 08/01/2044	2,200,000	2,695,682
5.00%, 09/01/2046	1,000,000	1,155,300
5.00%, 08/01/2049(1)	3,830,000	4,628,555
5.00%, 11/15/2049(1)	2,585,000	3,266,432
5.25%, 01/01/2040	540,000	592,850
6.13%, 12/01/2045(3)	375,000	386,719
6.25%, 12/01/2050(3)	205,000	212,052
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	645,000	708,662
5.00%, 12/31/2051	2,150,000	2,357,819
5.00%, 12/31/2056	4,790,000	5,243,853
Colorado Housing & Finance Authority
4.25%, 11/01/2049	565,000	636,642
4.25%, 11/01/2049	1,060,000	1,192,405
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	635,000	678,561
Copperleaf Metropolitan District No 4
5.00%, 12/01/2039	775,000	826,584
5.00%, 12/01/2049	1,500,000	1,576,245
Cornerstar Metropolitan District
5.13%, 12/01/2037	500,000	523,350
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049	900,000	942,300
County of El Paso CO
4.00%, 12/01/2033	800,000	977,960
4.00%, 12/01/2035	910,000	1,102,592
5.00%, 12/01/2031	600,000	797,760
Denver City & County School District No 1
5.25%, 12/01/2038	3,595,000	3,621,279
Denver Convention Center Hotel Authority
5.00%, 12/01/2022	4,950,000	5,292,095
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,360,000	1,445,911
5.63%, 12/01/2048	2,130,000	2,259,057
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800,000	2,125,944
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	500,000	536,610
Denver Urban Renewal Authority
5.25%, 12/01/2039(3)	1,000,000	1,064,380
E-470 Public Highway Authority
1.15% (1 Month LIBOR USD + 1.05%), 09/01/2039(2)	275,000	275,201
5.00%, 09/01/2040	5,165,000	5,888,720
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	2,000,000	2,305,660
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000,000	2,613,740
Mirabelle Metropolitan District No 2
5.00%, 12/01/2039	700,000	738,374
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	500,000	522,360
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775,000	2,038,144
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650,000	786,994
Regional Transportation District
4.00%, 01/15/2033	850,000	1,034,255
4.00%, 07/15/2033	270,000	335,602
4.00%, 07/15/2034	750,000	907,140
5.00%, 06/01/2031	1,315,000	1,723,031
5.00%, 07/15/2032	600,000	790,578
Serenity Ridge Metropolitan District No 2
5.13%, 12/01/2037	1,290,000	1,366,355
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	749,000	775,545
5.50%, 12/01/2046	1,500,000	1,561,035
Solaris Metropolitan District No 3
5.00%, 12/01/2036	850,000	888,225
5.00%, 12/01/2046	1,880,000	1,961,930
Southglenn Metropolitan District
5.00%, 12/01/2046	500,000	515,525
Southlands Metropolitan District No 1
3.00%, 12/01/2022	219,000	221,836
3.50%, 12/01/2027	500,000	524,125
St Vrain Lakes Metropolitan District No 2
5.00%, 12/01/2037	500,000	528,885
STC Metropolitan District No 2
3.00%, 12/01/2025	555,000	554,223
5.00%, 12/01/2038	500,000	528,335
University of Colorado
2.00%, 06/01/2054(1)	11,455,000	12,141,498
5.00%, 06/01/2047	500,000	627,130
University of Colorado Hospital Authority

5.00%, 11/15/2038(1)	1,020,000	1,050,070
5.00%, 11/15/2047(1)	9,530,000	10,976,940
Vauxmont Metropolitan District
5.00%, 12/15/2021	100,000	103,954
5.00%, 12/01/2024	200,000	231,906
5.00%, 12/15/2024	135,000	156,700
5.00%, 12/01/2025	180,000	215,755
5.00%, 12/15/2025	85,000	101,251
5.00%, 12/01/2026	195,000	240,121
5.00%, 12/01/2027	205,000	258,470
5.00%, 12/01/2028	210,000	270,509
5.00%, 12/15/2028	130,000	153,049
5.00%, 12/01/2029	210,000	275,654
5.00%, 12/15/2029	5,000	5,865
5.00%, 12/15/2030	500,000	585,110
5.00%, 12/01/2031	230,000	299,014
5.00%, 12/01/2032	250,000	323,000
5.00%, 12/01/2035	100,000	128,046
Willow Bend Metropolitan District
5.00%, 12/01/2039	600,000	635,442
5.00%, 12/01/2049	1,000,000	1,048,940

Total Colorado		194,260,879

Connecticut – 2.56%
City of Bridgeport CT
4.00%, 06/01/2037	2,460,000	2,740,834
5.00%, 09/15/2029	2,600,000	3,350,464
5.00%, 09/15/2030	2,250,000	2,884,027
5.00%, 06/01/2033	1,985,000	2,414,276
City of Hartford CT
5.00%, 07/15/2021	3,300,000	3,378,177
5.00%, 07/15/2022	2,250,000	2,403,180
5.00%, 07/15/2023	2,000,000	2,235,480
5.00%, 07/15/2026	2,430,000	2,910,703
City of New Britain CT
5.00%, 03/01/2027	1,260,000	1,574,836
5.00%, 03/01/2028	1,490,000	1,852,249
5.00%, 03/01/2033	1,900,000	2,311,711
City of New Haven CT
5.00%, 08/15/2023	900,000	1,011,690
5.00%, 08/15/2029	2,000,000	2,401,860
5.00%, 08/15/2031	1,000,000	1,193,750
5.25%, 08/01/2023	1,115,000	1,239,534
City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,555,130
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250,000	1,291,187
3.00%, 11/15/2050	7,500,000	8,181,225
3.40%, 11/15/2042	765,000	772,948
Connecticut State Health & Educational Facilities Authority
0.55%, 07/01/2037(1)	4,500,000	4,571,325
1.10%, 07/01/2048(1)	9,000,000	9,144,180
1.80%, 07/01/2049(1)	2,005,000	2,090,132
1.80%, 07/01/2049(1)	5,280,000	5,288,712
2.00%, 07/01/2042(1)	4,370,000	4,738,391
2.05%, 07/01/2035(1)	6,570,000	6,638,262
4.00%, 07/01/2021(3)	875,000	879,121
4.00%, 07/01/2022(3)	1,010,000	1,023,857
4.00%, 07/01/2044	710,000	740,700
4.00%, 07/01/2046	880,000	943,466
4.00%, 07/01/2049	1,895,000	1,957,611
5.00%, 11/01/2023	695,000	782,188
5.00%, 11/01/2024	475,000	555,261
5.00%, 07/01/2025(3)	435,000	470,922
5.00%, 06/01/2027	200,000	249,718
5.00%, 06/01/2028	400,000	508,292
5.00%, 11/01/2028	1,245,000	1,611,802
5.00%, 06/01/2029	250,000	323,798
5.00%, 07/01/2029(3)	440,000	491,449
5.00%, 07/01/2029	1,000,000	1,263,840
5.00%, 06/01/2031	600,000	787,794
5.00%, 07/01/2032	700,000	907,921
5.00%, 07/01/2032	2,000,000	2,590,180
5.00%, 07/01/2033	600,000	774,054
5.00%, 07/01/2034	700,000	900,522
5.00%, 07/01/2035	525,000	673,664
5.00%, 07/01/2036	1,000,000	1,278,570
5.00%, 07/01/2043	1,750,000	1,868,335
5.00%, 07/01/2049(3)	1,550,000	1,635,978
5.00%, 07/01/2053(1)	2,625,000	3,287,288
5.00%, 07/01/2053(1)	3,445,000	4,047,496
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022(3)(6)	955,000	965,228
State of Connecticut

3.00%, 01/15/2022	475,000	488,462
3.00%, 01/15/2023	525,000	553,707
3.00%, 01/15/2024	450,000	485,842
4.00%, 01/15/2024	290,000	321,819
4.00%, 01/15/2031	5,000,000	6,390,800
5.00%, 09/01/2022	5,725,000	6,174,985
5.00%, 11/01/2022	315,000	327,307
5.00%, 04/15/2023	3,200,000	3,540,832
5.00%, 01/15/2026	850,000	1,040,978
5.00%, 04/15/2026	1,500,000	1,851,105
5.00%, 06/15/2027	1,680,000	2,003,686
5.00%, 09/15/2027	1,000,000	1,283,890
5.00%, 03/01/2029	1,500,000	1,698,000
5.00%, 04/15/2030	565,000	741,952
5.00%, 06/15/2032	710,000	832,880
5.00%, 11/15/2032	200,000	237,410
5.00%, 04/15/2034	645,000	832,779
5.00%, 09/15/2034	1,000,000	1,271,750
5.00%, 04/15/2035	3,250,000	4,188,112
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	3,260,000	3,880,182
5.00%, 09/01/2023	900,000	1,011,222
5.00%, 05/01/2030	2,000,000	2,718,060
5.00%, 10/01/2031	26,000,000	28,986,360
5.00%, 05/01/2033	3,000,000	4,002,180
5.00%, 05/01/2034	3,400,000	4,517,750
5.00%, 05/01/2037	5,000,000	6,568,250
5.00%, 01/01/2038	4,400,000	5,453,272
Town of Hamden CT
5.00%, 08/15/2026	500,000	563,795
5.00%, 08/15/2026	1,335,000	1,600,839
5.00%, 08/01/2028	500,000	625,255
5.00%, 08/01/2030	500,000	644,225
5.00%, 08/01/2032	500,000	637,145
5.00%, 01/01/2040	1,875,000	1,933,519
University of Connecticut
5.00%, 11/01/2028	1,290,000	1,691,513
5.00%, 02/15/2036	1,000,000	1,310,240
5.00%, 02/15/2037	1,500,000	1,958,610
5.25%, 11/15/2034	3,705,000	4,800,569

Total Connecticut		217,862,600

Delaware – 0.51%
County of Kent DE
5.00%, 07/01/2040	645,000	641,027
5.00%, 07/01/2048	2,305,000	2,271,117
County of Sussex DE
5.00%, 01/01/2036	2,425,000	2,605,929
Delaware State Economic Development Authority
1.05%, 01/01/2031(1)	4,630,000	4,739,916
4.00%, 09/01/2030	180,000	210,553
5.00%, 09/01/2036	1,225,000	1,403,495
5.00%, 08/01/2039	715,000	832,074
5.00%, 09/01/2040	250,000	305,717
5.00%, 09/01/2046	700,000	786,821
5.00%, 11/15/2048	2,000,000	2,294,220
5.00%, 08/01/2049	900,000	1,027,305
5.00%, 09/01/2050	250,000	299,088
5.00%, 08/01/2054	835,000	949,537
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,385,000	1,687,138
5.00%, 06/01/2043	1,000,000	1,204,520
5.00%, 06/01/2048	500,000	598,040
Delaware Transportation Authority
5.00%, 07/01/2032	3,210,000	4,403,863
5.00%, 09/01/2032	3,245,000	4,360,501
5.00%, 09/01/2033	2,750,000	3,673,808
5.00%, 09/01/2034	4,875,000	6,491,501
5.00%, 09/01/2035	2,200,000	2,918,542

Total Delaware		43,704,712

District of Columbia – 1.48%
District of Columbia
5.00%, 10/01/2022	3,730,000	4,044,029
5.00%, 03/01/2024	440,000	506,224
5.00%, 10/01/2029	5,000,000	6,840,750
5.00%, 12/01/2033	5,000,000	6,644,150
5.00%, 06/01/2034	1,000,000	1,185,390
5.00%, 06/01/2034	2,100,000	2,640,078
5.00%, 06/01/2035	3,000,000	3,436,170
5.00%, 12/01/2036	250,000	260,875
5.00%, 12/01/2036	420,000	436,624
5.00%, 07/01/2042	730,000	741,308
5.00%, 06/01/2046	3,370,000	3,748,215
5.00%, 07/01/2052	915,000	921,039

District of Columbia Housing Finance Agency
0.70%, 06/01/2024(1)	10,000,000	10,019,100
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	2,000,000	293,340
0.00%, 06/15/2046	10,000,000	2,093,000
District of Columbia Water & Sewer Authority
1.75%, 10/01/2054(1)	9,340,000	9,778,046
Metropolitan Washington Airports Authority
5.00%, 10/01/2022	1,000,000	1,078,720
5.00%, 10/01/2023	850,000	955,043
5.00%, 10/01/2024	1,325,000	1,545,175
5.00%, 10/01/2024	1,500,000	1,761,450
5.00%, 10/01/2025	1,185,000	1,444,160
5.00%, 10/01/2027	500,000	636,265
5.00%, 10/01/2030	1,735,000	1,852,113
5.00%, 10/01/2030	5,280,000	6,587,011
5.00%, 10/01/2031	5,335,000	6,768,941
5.00%, 10/01/2032	5,000,000	6,043,500
5.00%, 10/01/2037	1,000,000	1,221,760
5.00%, 10/01/2043	8,000,000	9,815,200
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2035	6,025,000	4,428,495
0.00%, 10/01/2037	1,000,000	689,390
4.00%, 10/01/2038	415,000	477,980
5.00%, 10/01/2033	1,250,000	1,583,300
5.00%, 10/01/2034	1,500,000	1,896,075
5.00%, 10/01/2053	4,890,000	5,094,744
6.50%, 10/01/2041	2,000,000	2,507,600
Tender Option Bond Trust Receipts/Certificates
0.24%, 07/01/2042(1)(3)	1,765,000	1,765,000
Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330,000	1,453,131
5.00%, 10/01/2024	1,030,000	1,158,678
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2024	1,965,000	2,279,714
5.00%, 07/01/2032	3,250,000	4,059,803
5.00%, 07/15/2035	3,675,000	4,916,930

Total District of Columbia		125,608,516

Florida – 5.56%
Alachua County Health Facilities Authority
4.00%, 12/01/2049	5,000,000	5,713,850
5.00%, 12/01/2036	1,000,000	1,150,200
5.00%, 12/01/2044	3,350,000	3,834,745
6.00%, 11/15/2034	35,000	35,344
6.38%, 11/15/2049	300,000	302,586
Alachua County School Board
5.00%, 07/01/2021	1,000,000	1,023,390
5.00%, 07/01/2027	1,155,000	1,446,637
5.00%, 07/01/2030	2,140,000	2,830,385
Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335,000	1,481,436
Capital Projects Finance Authority
5.00%, 10/01/2024	550,000	603,515
5.00%, 10/01/2025	2,630,000	2,940,734
5.00%, 10/01/2026	1,275,000	1,446,564
5.00%, 10/01/2027	1,750,000	2,009,192
5.00%, 10/01/2034	500,000	577,490
5.00%, 10/01/2035	500,000	575,675
Celebration Pointe Community Development District
4.00%, 05/01/2022(3)	170,000	172,298
Central Florida Expressway Authority
5.00%, 07/01/2035	5,000,000	6,422,850
Citizens Property Insurance, Inc.
5.00%, 06/01/2021	355,000	361,905
5.00%, 06/01/2022	2,150,000	2,294,136
City of Jacksonville FL
5.00%, 08/15/2028	3,045,000	3,929,451
5.00%, 08/15/2029	2,500,000	3,292,925
5.00%, 08/15/2030	1,700,000	2,226,762
5.00%, 08/15/2031	2,250,000	2,933,618
5.00%, 08/15/2032	1,200,000	1,555,812
5.00%, 08/15/2033	1,200,000	1,548,576
5.00%, 06/01/2053(3)	1,015,000	1,061,578
City of Miami Gardens FL
5.00%, 07/01/2034	1,725,000	2,009,453
City of Orlando FL
5.00%, 10/01/2031	1,120,000	1,463,213
5.00%, 10/01/2032	1,300,000	1,614,587
5.00%, 10/01/2032	1,680,000	2,181,715
5.00%, 10/01/2035	1,200,000	1,542,192
5.00%, 10/01/2036	1,000,000	1,280,390
City of Orlando FL Tourist Development Tax Revenue
5.00%, 11/01/2029	2,000,000	2,505,820

City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2023	250,000	279,483
5.00%, 08/15/2024	400,000	463,924
5.00%, 08/15/2025	700,000	841,239
City of Tallahassee FL
5.00%, 12/01/2026	1,380,000	1,624,743
City of Tampa FL
0.00%, 09/01/2036	800,000	523,856
0.00%, 09/01/2037	800,000	500,624
5.00%, 04/01/2040	1,115,000	1,258,266
County of Broward FL
5.00%, 04/01/2028	560,000	610,730
County of Broward FL Airport System Revenue
5.00%, 10/01/2022	1,185,000	1,277,205
5.00%, 10/01/2022	1,500,000	1,619,445
5.00%, 10/01/2023	3,620,000	4,050,490
5.00%, 10/01/2025	2,125,000	2,545,389
5.00%, 10/01/2026	1,000,000	1,229,340
5.00%, 10/01/2026	3,665,000	4,505,531
5.00%, 10/01/2027	1,650,000	2,071,377
5.00%, 10/01/2027	3,500,000	4,393,830
5.00%, 10/01/2028	1,500,000	1,919,250
5.00%, 10/01/2029	500,000	587,430
5.00%, 10/01/2029	1,150,000	1,496,219
5.00%, 10/01/2030	405,000	498,470
5.00%, 10/01/2031	1,525,000	1,957,307
5.00%, 10/01/2036	1,350,000	1,702,120
5.00%, 10/01/2036	1,500,000	1,810,095
5.00%, 10/01/2040	10,000,000	11,469,900
5.00%, 10/01/2042	110,000	119,261
County of Broward FL Port Facilities Revenue
5.00%, 09/01/2030	310,000	399,968
5.00%, 09/01/2030	1,780,000	2,296,592
5.00%, 09/01/2032	265,000	338,394
5.00%, 09/01/2034	1,925,000	2,441,497
5.00%, 09/01/2035	2,000,000	2,529,840
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170,000	1,468,116
5.00%, 10/01/2030	1,680,000	2,234,501
5.00%, 10/01/2031	1,375,000	1,812,181
5.00%, 10/01/2035	1,805,000	2,325,761
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,800,000	2,184,984
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025	3,045,000	3,600,591
County of Miami-Dade FL
5.00%, 07/01/2023	1,000,000	1,118,350
5.00%, 07/01/2023	7,135,000	7,979,427
5.00%, 10/01/2024	1,785,000	2,079,436
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2034	3,200,000	3,876,864
4.00%, 10/01/2039	300,000	357,852
4.00%, 10/01/2040	1,450,000	1,724,790
4.00%, 10/01/2041	1,500,000	1,777,710
5.00%, 10/01/2021	690,000	712,708
5.00%, 10/01/2022	485,000	485,000
5.00%, 10/01/2024	2,510,000	2,938,281
5.00%, 10/01/2029	200,000	229,066
5.00%, 10/01/2030	250,000	336,548
5.00%, 10/01/2031	3,000,000	3,239,970
5.00%, 10/01/2031	7,500,000	8,548,425
5.00%, 10/01/2033	7,000,000	7,937,300
5.00%, 10/01/2034	5,520,000	6,254,767
5.00%, 10/01/2035	1,000,000	1,131,160
5.00%, 10/01/2037	2,990,000	3,396,221
County of Miami-Dade FL Transit System
4.00%, 07/01/2036	1,755,000	1,991,872
County of Miami-Dade FL Water & Sewer System Revenue
5.00%, 10/01/2031	4,000,000	4,774,840
5.00%, 10/01/2032	1,275,000	1,519,367
County of Miami-Dade Seaport Department
6.00%, 10/01/2038	7,000,000	7,958,580
6.25%, 10/01/2038	2,000,000	2,248,500
County of Palm Beach FL
5.00%, 05/01/2029	1,915,000	2,358,514
County of St Lucie FL
0.12%, 09/01/2028(1)	5,000,000	5,000,000
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	190,000	196,967
Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305,000	1,453,313
Esplanade Lake Club Community Development District
3.25%, 11/01/2025	240,000	246,571

3.25%, 11/01/2025	250,000	256,845
Florida Development Finance Corp.
5.00%, 04/01/2028	315,000	394,632
5.00%, 04/01/2029	250,000	318,752
5.00%, 05/01/2029(3)	2,625,000	2,850,986
5.00%, 02/15/2031	750,000	835,807
5.00%, 02/15/2038	600,000	663,282
5.00%, 02/15/2048	1,600,000	1,756,096
Florida Higher Educational Facilities Financial Authority
5.00%, 10/01/2029	1,000,000	1,175,380
5.00%, 10/01/2033	1,000,000	1,147,730
5.00%, 06/01/2048(3)	2,310,000	2,423,490
Florida Housing Finance Corp.
3.50%, 07/01/2051	2,750,000	3,070,457
Florida Municipal Power Agency
5.00%, 10/01/2025	3,475,000	4,224,001
Greater Orlando Aviation Authority
5.00%, 10/01/2022	1,000,000	1,076,900
5.00%, 10/01/2024	8,935,000	10,379,968
5.00%, 10/01/2026	500,000	616,245
5.00%, 10/01/2030	1,000,000	1,234,410
5.00%, 10/01/2031	2,000,000	2,358,820
5.00%, 10/01/2033	2,020,000	2,368,127
5.00%, 10/01/2033	6,705,000	8,637,448
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000,000	3,497,340
Harbor Bay Community Development District
3.10%, 05/01/2024	95,000	96,833
3.10%, 05/01/2024	400,000	407,680
3.10%, 05/01/2024	455,000	463,768
Hernando County School District
5.00%, 07/01/2024	805,000	930,886
Highlands County Health Facilities Authority
0.09%, 11/15/2035(1)	1,000,000	1,000,000
Hillsborough County Aviation Authority
5.00%, 10/01/2032	375,000	472,650
5.00%, 10/01/2033	465,000	583,375
5.00%, 10/01/2034	2,150,000	2,692,338
5.00%, 10/01/2035	2,275,000	2,839,678
5.00%, 10/01/2036	2,650,000	3,297,713
5.00%, 10/01/2040	12,500,000	14,105,375
Hillsborough County Port District
5.00%, 06/01/2038	900,000	1,066,023
Hillsborough County School Board
5.00%, 07/01/2029	1,795,000	2,391,299
JEA Electric System Revenue
5.00%, 10/01/2026	1,120,000	1,382,506
5.00%, 10/01/2031	1,360,000	1,793,527
5.00%, 10/01/2033	2,130,000	2,778,819
5.00%, 10/01/2034	1,215,000	1,581,687
JEA Water & Sewer System Revenue
0.11%, 10/01/2036(1)	530,000	530,000
Lakewood Ranch Stewardship District
2.50%, 05/01/2025(3)	510,000	514,738
3.13%, 05/01/2025	315,000	324,967
3.13%, 05/01/2030(3)	310,000	318,404
3.40%, 05/01/2030	370,000	386,635
3.50%, 05/01/2024	120,000	122,984
4.00%, 05/01/2022	260,000	263,773
4.00%, 05/01/2040	600,000	637,860
4.00%, 05/01/2050	1,000,000	1,042,680
4.35%, 05/01/2024	1,275,000	1,313,237
4.55%, 05/01/2024(3)	775,000	798,266
Lee County Industrial Development Authority
5.00%, 11/15/2039	1,850,000	2,063,157
5.63%, 12/01/2037(3)	250,000	258,735
5.75%, 12/01/2052(3)	750,000	767,108
Lee County School Board
5.00%, 08/01/2028	3,275,000	4,258,745
Lee Memorial Health System
5.00%, 04/01/2033(1)	2,850,000	3,365,166
5.00%, 04/01/2035	6,575,000	8,430,005
5.00%, 04/01/2037	2,060,000	2,621,123
Live Oak Lake Community Development District
3.80%, 05/01/2030	1,745,000	1,789,096
LT Ranch Community Development District
3.00%, 05/01/2025	835,000	845,947
Manatee County School District
5.00%, 10/01/2025	520,000	620,194
Marion County School Board
5.00%, 06/01/2026	1,455,000	1,724,044
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	907,528

Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855,000	3,197,058
5.00%, 04/01/2045	1,010,000	1,122,595
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225,000	1,468,408
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110,000	131,080
5.00%, 08/01/2026	155,000	190,380
5.00%, 08/01/2027	345,000	433,461
5.00%, 08/01/2028	400,000	498,092
5.00%, 08/01/2029	480,000	594,221
5.00%, 08/01/2030	680,000	835,638
5.00%, 08/01/2032	750,000	914,295
Monroe County School District
5.00%, 06/01/2033	540,000	667,062
5.00%, 06/01/2035	500,000	614,910
Orange County Convention Center
5.00%, 10/01/2023	1,510,000	1,687,818
Orange County Health Facilities Authority
0.09%, 01/01/2037(1)	900,000	900,000
5.00%, 10/01/2039	750,000	894,765
Orange County School Board
5.00%, 08/01/2029	1,000,000	1,192,640
Palm Beach County Health Facilities Authority
5.00%, 12/01/2023	105,000	119,299
5.00%, 05/15/2024	615,000	671,734
5.00%, 12/01/2024	105,000	124,058
5.00%, 06/01/2055	2,500,000	2,645,650
7.50%, 06/01/2049	100,000	108,909
7.50%, 06/01/2049	1,875,000	2,042,456
Palm Beach County School District
5.00%, 08/01/2023	500,000	558,925
5.00%, 08/01/2024	220,000	255,807
5.00%, 08/01/2026	1,065,000	1,332,496
5.00%, 08/01/2026	3,750,000	4,691,888
5.00%, 08/01/2030	4,520,000	5,397,468
5.00%, 08/01/2032	3,000,000	3,558,570
Pasco County School Board
5.00%, 08/01/2030	450,000	605,696
5.00%, 08/01/2033	1,000,000	1,324,160
Portico Community Development District
2.80%, 05/01/2025	1,000,000	1,010,100
Sarasota County Health Facilities Authority
5.00%, 01/01/2042	750,000	802,838
5.00%, 01/01/2047	875,000	934,045
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000,000	3,579,930
5.00%, 05/01/2026	1,000,000	1,184,820
5.00%, 05/01/2028	2,785,000	3,278,864
5.00%, 02/01/2030	500,000	602,040
5.00%, 05/01/2031(1)	5,000,000	5,736,200
5.00%, 05/01/2031	5,000,000	5,891,300
School District of Broward County
5.00%, 07/01/2022	1,000,000	1,070,860
5.00%, 07/01/2028	1,500,000	1,894,260
5.00%, 07/01/2029	2,545,000	3,193,517
5.00%, 07/01/2030	3,955,000	5,310,062
5.00%, 07/01/2030	5,500,000	6,450,455
5.00%, 07/01/2031	1,000,000	1,337,020
5.00%, 07/01/2033	5,000,000	6,609,900
Seminole County Industrial Development Authority
3.75%, 11/15/2025	2,690,000	2,579,979
St Johns County School Board
5.00%, 07/01/2029	1,250,000	1,668,863
5.00%, 07/01/2030	1,500,000	2,006,775
5.00%, 07/01/2031	1,000,000	1,331,790
State of Florida
5.00%, 06/01/2023	2,425,000	2,706,251
5.00%, 06/01/2024	2,415,000	2,807,848
5.00%, 07/01/2024	2,460,000	2,865,187
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400,000	1,632,190
5.00%, 07/01/2024	4,000,000	4,663,400
Sunshine Skyway Bridge
4.00%, 07/01/2037	2,355,000	2,813,236
Tampa Bay Water
5.50%, 10/01/2022	1,000,000	1,091,950
Tender Option Bond Trust Receipts/Certificates
0.24%, 01/01/2028(1)(3)	6,300,000	6,300,000
Tolomato Community Development District
2.00%, 05/01/2021	580,000	582,738
2.00%, 05/01/2022	605,000	616,537
2.00%, 05/01/2023	1,250,000	1,291,025

2.00%, 05/01/2024	1,300,000	1,357,863
2.10%, 05/01/2025	1,345,000	1,424,086
3.50%, 05/01/2024	465,000	479,894
Town of Davie FL
5.00%, 04/01/2048	1,440,000	1,691,280
Village Community Development District No 13
3.00%, 05/01/2029	1,000,000	1,055,860
3.38%, 05/01/2034	1,000,000	1,066,700
Volusia County Educational Facility Authority
4.00%, 10/15/2037	740,000	860,146
5.00%, 10/15/2044	390,000	481,588
5.00%, 10/15/2049	730,000	894,199
Volusia County School Board
5.00%, 08/01/2024	2,100,000	2,419,137
West Villages Improvement District
4.00%, 05/01/2024	400,000	411,332
Westside Community Development District
3.50%, 05/01/2024(3)	470,000	478,164

Total Florida		473,548,405

Georgia – 3.37%
Atlanta Development Authority
6.75%, 01/01/2035	2,200,000	1,399,266
7.00%, 01/01/2040	985,000	626,411
Augusta GA Airport Revenue
5.00%, 01/01/2027	370,000	403,448
Bartow County Development Authority
1.55%, 08/01/2043(1)	3,000,000	3,047,880
Brookhaven Development Authority
5.00%, 07/01/2025	1,400,000	1,692,544
5.00%, 07/01/2031	650,000	858,819
5.00%, 07/01/2032	1,000,000	1,312,260
5.00%, 07/01/2033	1,135,000	1,479,983
5.00%, 07/01/2037	1,800,000	2,317,716
Burke County Development Authority
0.14%, 11/01/2052(1)	5,195,000	5,195,000
2.25%, 10/01/2032(1)	2,800,000	2,897,468
2.93%, 11/01/2053(1)	2,940,000	3,133,040
3.25%, 11/01/2045(1)	3,000,000	3,272,610
City of Atlanta GA Department of Aviation
5.00%, 07/01/2024	1,400,000	1,625,806
5.00%, 07/01/2024	1,530,000	1,768,114
5.00%, 07/01/2025	2,580,000	3,088,518
5.00%, 07/01/2025	5,735,000	6,907,807
5.00%, 07/01/2026	6,945,000	8,633,399
5.00%, 07/01/2027	2,635,000	3,361,206
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2040	14,595,000	17,292,302
City of East Point GA
5.00%, 08/01/2021	250,000	256,332
Cobb County Kennestone Hospital Authority
4.00%, 04/01/2033	500,000	604,730
5.00%, 04/01/2047	1,150,000	1,374,848
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(1)	2,700,000	3,453,057
5.00%, 07/01/2054(1)	3,330,000	4,027,535
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235,000	1,587,136
Development Authority for Fulton County
5.00%, 04/01/2023	300,000	330,705
5.00%, 06/15/2044	580,000	726,479
5.00%, 04/01/2047	1,750,000	2,092,160
Development Authority of Burke County
1.50%, 01/01/2040(1)	4,000,000	4,084,280
1.70%, 12/01/2049(1)	2,400,000	2,474,832
Development Authority of Monroe County
0.14%, 09/01/2037(1)	3,000,000	3,000,000
Development Authority Of The City Of Marietta
5.00%, 11/01/2037(3)	625,000	664,019
5.00%, 11/01/2047(3)	500,000	523,185
Fayette County Hospital Authority
5.00%, 07/01/2054(1)	1,300,000	1,474,161
Fulton County Residential Care Facilities for the Elderly Authority
5.00%, 04/01/2047(3)	700,000	713,202
5.00%, 04/01/2054(3)	550,000	557,744
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	650,000	801,086
Georgia State Road & Tollway Authority
5.00%, 06/01/2022	1,500,000	1,601,670
5.00%, 06/01/2022	3,500,000	3,737,230
5.00%, 06/01/2023	1,000,000	1,114,700
5.00%, 06/01/2023	3,250,000	3,622,775
5.00%, 06/01/2031	2,000,000	2,724,720
5.00%, 06/01/2032	2,000,000	2,709,040

Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635,000	720,795
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2024	500,000	572,845
Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037(3)	1,000,000	1,045,330
Main Street Natural Gas, Inc.
0.85% (1 Month LIBOR USD + 0.75%), 04/01/2048(2)	6,400,000	6,410,816
0.93% (1 Month LIBOR USD + 0.83%), 08/01/2048(2)	1,700,000	1,706,069
4.00%, 04/01/2048(1)	3,000,000	3,267,570
4.00%, 08/01/2048(1)	7,975,000	8,746,422
4.00%, 08/01/2049(1)	52,070,000	59,030,197
4.00%, 03/01/2050(1)	20,000,000	23,487,600
5.00%, 05/15/2027	3,000,000	3,693,870
5.00%, 05/15/2028	2,500,000	3,133,725
5.00%, 05/15/2043	4,520,000	5,436,068
Municipal Electric Authority of Georgia
3.00%, 11/01/2021	730,000	746,418
3.00%, 11/01/2022	600,000	628,968
4.00%, 11/01/2023	805,000	887,287
4.00%, 01/01/2034	1,800,000	2,175,966
4.00%, 01/01/2035	1,500,000	1,810,215
5.00%, 01/01/2024	830,000	940,664
5.00%, 01/01/2025	350,000	411,365
5.00%, 01/01/2025	900,000	1,057,797
5.00%, 01/01/2025	950,000	1,116,563
5.00%, 01/01/2026	300,000	364,155
5.00%, 01/01/2026	320,000	388,432
5.00%, 01/01/2026	1,000,000	1,213,850
5.00%, 01/01/2027	300,000	373,749
5.00%, 01/01/2027	1,500,000	1,868,745
5.00%, 11/01/2027	200,000	256,090
5.00%, 01/01/2028	25,000	31,772
5.00%, 01/01/2028	750,000	953,160
5.00%, 11/01/2028	275,000	359,384
5.00%, 11/01/2029	300,000	398,808
5.00%, 01/01/2030	1,000,000	1,272,750
5.00%, 01/01/2031	685,000	878,266
5.00%, 01/01/2034	1,080,000	1,415,902
5.00%, 01/01/2049	3,610,000	4,377,558
Private Colleges & Universities Authority
4.00%, 09/01/2037	8,350,000	10,311,499
4.00%, 09/01/2038	4,665,000	5,743,735
5.00%, 09/01/2025	1,810,000	2,207,512
5.00%, 04/01/2027	1,900,000	2,137,880
5.00%, 04/01/2044	1,000,000	1,092,010
Savannah Economic Development Authority
7.25%, 01/01/2049	120,000	144,358
State of Georgia
4.00%, 08/01/2034	6,455,000	8,260,786
5.00%, 07/01/2023	1,000,000	1,120,210

Total Georgia		286,766,384

Guam – 0.05%
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550,000	1,722,639
Territory of Guam
5.00%, 11/15/2031	2,260,000	2,467,671

Total Guam		4,190,310

Hawaii – 0.84%
City & County of Honolulu HI
5.00%, 09/01/2024	1,275,000	1,494,389
5.00%, 10/01/2029	2,000,000	2,412,260
5.00%, 07/01/2034	810,000	1,097,736
5.00%, 07/01/2035	1,345,000	1,818,077
State of Hawaii
5.00%, 08/01/2023	1,925,000	2,160,851
5.00%, 01/01/2030	2,330,000	3,099,995
5.00%, 01/01/2032	12,800,000	16,883,712
5.00%, 01/01/2033	9,500,000	12,458,395
State of Hawaii Airports System Revenue
5.00%, 07/01/2031	1,275,000	1,605,760
5.00%, 07/01/2032	1,500,000	1,880,040
State of Hawaii Harbor System Revenue
4.00%, 07/01/2034	2,000,000	2,390,740
4.00%, 07/01/2035	2,320,000	2,765,974
4.00%, 07/01/2036	545,000	665,946
4.00%, 07/01/2039	1,000,000	1,211,240
University of Hawaii
5.00%, 10/01/2028	4,015,000	5,247,766
5.00%, 10/01/2028	4,445,000	5,809,793
5.00%, 10/01/2029	1,225,000	1,627,045
5.00%, 10/01/2030	5,350,000	7,225,496

Total Hawaii		71,855,215

Idaho – 0.05%
Idaho Health Facilities Authority
5.00%, 03/01/2034	3,155,000	3,528,331
Idaho Housing & Finance Association
4.00%, 01/01/2050	265,000	296,368

Total Idaho		3,824,699

Illinois – 8.64%
Champaign County Community Unit School District No 4 Champaign
0.00%, 01/01/2025	485,000	471,483
Chicago Board of Education
0.00%, 12/01/2025	265,000	236,690
0.00%, 12/01/2025	345,000	301,354
5.00%, 12/01/2021	1,000,000	1,026,670
5.00%, 12/01/2023	2,000,000	2,155,660
5.00%, 12/01/2024	130,000	143,274
5.00%, 12/01/2024	2,175,000	2,397,089
5.00%, 12/01/2025	475,000	534,769
5.00%, 12/01/2025	1,160,000	1,305,963
5.00%, 12/01/2025	2,500,000	2,962,200
5.00%, 12/01/2026	145,000	165,832
5.00%, 12/01/2026	3,660,000	4,185,832
5.00%, 12/01/2027	850,000	983,535
5.00%, 12/01/2028	310,000	362,161
5.00%, 12/01/2028	1,270,000	1,483,690
5.00%, 12/01/2029	385,000	453,672
5.00%, 12/01/2029	540,000	636,320
5.00%, 12/01/2030	2,000,000	2,351,020
5.00%, 12/01/2030	2,430,000	2,856,489
5.00%, 12/01/2031	2,185,000	2,556,494
5.00%, 12/01/2033	300,000	345,756
5.00%, 12/01/2034	250,000	305,317
5.00%, 12/01/2041	785,000	794,985
5.00%, 12/01/2042	200,000	205,008
5.00%, 12/01/2046	1,455,000	1,638,781
5.25%, 12/01/2041	3,000,000	3,044,790
6.50%, 12/01/2046	100,000	119,222
6.75%, 12/01/2030(3)	1,500,000	1,930,410
7.00%, 12/01/2046(3)	400,000	505,096
Chicago Midway International Airport
5.00%, 01/01/2027	1,800,000	2,123,622
5.00%, 01/01/2030	865,000	955,029
5.00%, 01/01/2032	2,000,000	2,200,140
5.00%, 01/01/2034	1,000,000	1,095,770
5.00%, 01/01/2041	835,000	964,007
5.00%, 01/01/2046	300,000	344,157
5.50%, 01/01/2028	5,000,000	5,448,500
Chicago O’Hare International Airport
4.00%, 01/01/2035	4,060,000	4,810,856
4.00%, 01/01/2036	3,285,000	3,879,059
5.00%, 01/01/2021	1,535,000	1,535,000
5.00%, 01/01/2022	520,000	543,743
5.00%, 01/01/2023	1,000,000	1,091,660
5.00%, 01/01/2024	500,000	567,785
5.00%, 01/01/2024	1,865,000	2,098,834
5.00%, 01/01/2025	415,000	483,118
5.00%, 01/01/2026	1,500,000	1,827,375
5.00%, 01/01/2027	520,000	638,602
5.00%, 01/01/2028	1,000,000	1,219,580
5.00%, 01/01/2028	1,500,000	1,915,620
5.00%, 01/01/2030	520,000	655,496
5.00%, 01/01/2030	2,000,000	2,319,720
5.00%, 01/01/2030	3,105,000	3,573,265
5.00%, 01/01/2031	660,000	793,333
5.00%, 01/01/2031	700,000	804,944
5.00%, 01/01/2031	835,000	1,046,096
5.00%, 01/01/2032	1,140,000	1,419,995
5.00%, 01/01/2032	1,300,000	1,491,893
5.00%, 01/01/2032	11,555,000	13,338,283
5.00%, 01/01/2033	345,000	408,045
5.00%, 01/01/2033	1,200,000	1,485,156
5.00%, 01/01/2033	2,520,000	2,902,511
5.00%, 07/01/2033	550,000	658,317
5.00%, 01/01/2034	400,000	471,996
5.00%, 01/01/2035	1,285,000	1,582,619
5.00%, 01/01/2036	430,000	505,908
5.00%, 01/01/2042	500,000	585,515
5.00%, 01/01/2048	1,025,000	1,224,424
5.00%, 01/01/2053	615,000	745,306
Chicago Park District
4.00%, 01/01/2022	500,000	512,620
5.00%, 01/01/2025	500,000	500,000
5.00%, 01/01/2029	3,000,000	3,316,800
5.00%, 01/01/2036	480,000	493,022

Chicago Transit Authority
5.00%, 06/01/2022	265,000	281,101
5.00%, 06/01/2023	240,000	264,168
5.00%, 06/01/2024	200,000	227,916
5.00%, 06/01/2025	200,000	235,838
5.00%, 06/01/2026	160,000	194,022
5.00%, 06/01/2026	8,275,000	10,034,596
5.25%, 06/01/2024	2,000,000	2,039,420
City of Chicago IL
5.00%, 01/01/2022	460,000	481,850
5.00%, 01/01/2027	500,000	593,550
5.00%, 01/01/2027	2,000,000	2,268,220
5.00%, 01/01/2031	1,000,000	1,150,600
5.00%, 01/01/2035	750,000	812,692
5.00%, 01/01/2035	2,650,000	2,810,192
5.00%, 01/01/2039	1,200,000	1,329,756
5.25%, 01/01/2027	2,435,000	2,699,246
5.50%, 01/01/2035	1,000,000	1,101,070
5.75%, 01/01/2034	2,000,000	2,321,560
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,112,300
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2023	450,000	487,683
5.00%, 01/01/2024	500,000	561,580
5.00%, 01/01/2028	3,000,000	3,119,910
5.00%, 01/01/2028	2,900,000	3,244,375
5.00%, 01/01/2029	1,300,000	1,453,556
5.00%, 01/01/2030	1,000,000	1,219,390
5.00%, 01/01/2030	1,310,000	1,511,072
5.00%, 01/01/2033	2,000,000	2,300,200
5.00%, 01/01/2039	1,000,000	1,137,940
City of Chicago IL Waterworks Revenue
4.00%, 11/01/2023	1,025,000	1,077,008
5.00%, 11/01/2021	1,525,000	1,579,686
5.00%, 11/01/2022	1,000,000	1,073,170
5.00%, 11/01/2023	650,000	723,580
5.00%, 11/01/2024	250,000	288,032
5.00%, 11/01/2024	1,000,000	1,152,130
5.00%, 11/01/2024	1,150,000	1,324,949
5.00%, 11/01/2025	1,000,000	1,160,040
5.00%, 11/01/2026	1,000,000	1,156,110
5.00%, 11/01/2033	500,000	566,210
City of Springfield IL
5.00%, 12/01/2024	340,000	393,105
5.00%, 12/01/2025	395,000	471,780
5.00%, 12/01/2026	160,000	186,667
City of Waukegan IL
4.00%, 12/30/2024	540,000	607,889
City of Waukegan IL Water & Sewer System Revenue
4.00%, 12/30/2036	500,000	578,440
5.00%, 12/30/2031	635,000	829,329
Cook County Community College District No 508
5.25%, 12/01/2028	1,150,000	1,230,511
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850,000	1,001,036
County of Cook IL
5.00%, 11/15/2023	3,090,000	3,467,814
5.00%, 11/15/2026	1,000,000	1,002,830
5.00%, 11/15/2026	1,450,000	1,754,949
5.00%, 11/15/2029	1,000,000	1,194,380
5.00%, 11/15/2030	500,000	595,150
5.00%, 11/15/2034	1,200,000	1,411,692
5.25%, 11/15/2022	405,000	406,268
5.25%, 11/15/2028	1,035,000	1,070,159
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2029	1,085,000	1,172,918
5.00%, 11/15/2033	2,795,000	3,467,673
5.25%, 11/15/2035	3,000,000	3,742,950
County of Kendall IL
5.00%, 12/15/2024	2,190,000	2,564,162
Illinois Finance Authority
0.10%, 04/01/2038(1)	5,000,000	5,000,000
1.75%, 11/15/2042(1)	1,770,000	1,776,213
2.25%, 11/15/2042(1)	500,000	512,800
3.00%, 07/01/2035	2,250,000	2,385,090
3.63%, 02/15/2032	355,000	403,337
3.75%, 02/15/2034	200,000	227,330
4.00%, 05/15/2023	35,000	38,027
4.00%, 05/15/2023	245,000	255,145
4.00%, 11/01/2030	2,500,000	2,876,550
4.00%, 09/01/2032	40,000	41,631
4.00%, 02/15/2036	800,000	923,096
4.00%, 02/15/2041	5,000	6,059

4.00%, 02/15/2041	130,000	157,525
4.13%, 08/15/2037	1,090,000	1,180,023
4.75%, 05/15/2033	125,000	138,015
4.75%, 05/15/2033	835,000	872,508
4.75%, 10/15/2040(1)(3)	2,625,000	2,797,436
5.00%, 08/01/2021	445,000	454,274
5.00%, 02/15/2022	215,000	225,483
5.00%, 07/01/2022	1,000,000	1,071,950
5.00%, 12/01/2022	325,000	339,138
5.00%, 11/15/2023	1,680,000	1,882,877
5.00%, 12/01/2023	1,880,000	2,111,616
5.00%, 01/01/2024	250,000	282,058
5.00%, 02/15/2024	215,000	245,825
5.00%, 05/15/2024	350,000	399,228
5.00%, 02/15/2025	695,000	815,207
5.00%, 07/15/2025	230,000	277,086
5.00%, 08/01/2025	1,605,000	1,833,199
5.00%, 02/15/2026	360,000	443,034
5.00%, 02/15/2026	1,345,000	1,630,920
5.00%, 08/15/2026	1,500,000	1,877,970
5.00%, 08/15/2027	2,000,000	2,566,760
5.00%, 03/01/2028	15,000	18,161
5.00%, 05/15/2028	12,620,000	16,072,327
5.00%, 09/01/2028	500,000	614,740
5.00%, 01/01/2029	1,650,000	2,088,521
5.00%, 02/15/2029	1,445,000	1,813,663
5.00%, 10/01/2029	505,000	635,214
5.00%, 12/01/2029	340,000	403,604
5.00%, 02/15/2030	1,240,000	1,548,227
5.00%, 07/01/2030	275,000	328,031
5.00%, 07/15/2030	710,000	900,820
5.00%, 08/01/2030	870,000	1,011,993
5.00%, 09/01/2030	430,000	532,822
5.00%, 10/01/2030	565,000	707,001
5.00%, 11/15/2030	2,000,000	2,352,080
5.00%, 01/01/2031	3,545,000	4,276,972
5.00%, 02/15/2031	300,000	373,326
5.00%, 05/15/2031	5,000,000	6,327,550
5.00%, 07/01/2031	1,420,000	1,788,263
5.00%, 08/15/2031	1,525,000	2,061,922
5.00%, 05/15/2033	795,000	772,120
5.00%, 08/15/2033	250,000	313,588
5.00%, 10/01/2033	500,000	639,615
5.00%, 10/01/2033	700,000	859,845
5.00%, 01/01/2034	605,000	719,908
5.00%, 02/15/2034	1,890,000	2,327,195
5.00%, 07/01/2034	300,000	353,640
5.00%, 07/01/2034	22,470,000	30,876,476
5.00%, 08/15/2034	2,500,000	3,075,550
5.00%, 10/01/2034	430,000	548,396
5.00%, 11/15/2034	300,000	350,334
5.00%, 11/15/2034	3,000,000	3,503,340
5.00%, 08/15/2035	100,000	114,173
5.00%, 08/15/2035	600,000	752,610
5.00%, 10/01/2035	400,000	508,552
5.00%, 02/15/2036	905,000	1,110,227
5.00%, 07/01/2036	830,000	974,669
5.00%, 08/15/2036	1,000,000	1,254,350
5.00%, 10/01/2036	620,000	753,697
5.00%, 01/01/2037	2,785,000	3,352,137
5.00%, 05/15/2037	395,000	437,289
5.00%, 05/15/2037	1,050,000	1,095,864
5.00%, 08/15/2037	1,000,000	1,254,350
5.00%, 11/15/2038	3,795,000	4,387,513
5.00%, 02/15/2041	1,075,000	1,303,126
5.00%, 08/01/2042	120,000	137,046
5.00%, 01/01/2044	4,145,000	4,926,125
5.00%, 08/15/2044	200,000	224,012
5.00%, 12/01/2046	5,950,000	6,791,568
5.00%, 05/15/2047	100,000	108,841
5.00%, 08/01/2049	140,000	159,113
5.00%, 05/15/2050(1)	1,625,000	1,861,730
5.00%, 05/15/2050(1)	2,170,000	2,648,637
5.00%, 07/15/2057(1)	11,305,000	12,295,657
5.13%, 05/15/2038	1,000,000	950,820
5.25%, 08/15/2031	500,000	634,100
5.25%, 07/01/2035	20,085,000	26,864,290
5.25%, 02/15/2037	380,000	383,139
5.25%, 05/15/2047	35,000	39,055
5.25%, 05/15/2047	245,000	256,096
5.25%, 05/15/2054	1,000,000	898,910
Illinois Municipal Electric Agency
5.00%, 02/01/2022	1,280,000	1,342,784

5.00%, 02/01/2023	285,000	311,970
5.00%, 02/01/2031	470,000	552,885
Illinois Sports Facilities Authority
5.25%, 06/15/2032	1,735,000	1,942,992
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935,000	1,062,656
5.00%, 01/01/2028	3,000,000	3,873,540
5.00%, 12/01/2031	235,000	281,671
5.00%, 12/01/2032	425,000	507,114
5.00%, 01/01/2034	1,300,000	1,628,666
5.00%, 01/01/2036	1,000,000	1,325,630
5.00%, 01/01/2037	1,260,000	1,468,694
5.00%, 01/01/2041	2,190,000	2,855,541
5.00%, 01/01/2045	6,000,000	7,722,840
Illinois State University
5.00%, 04/01/2032	1,745,000	2,162,387
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2025	4,125,000	4,837,429
5.00%, 02/01/2026	1,930,000	2,340,974
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,153,990
5.00%, 01/01/2027	100,000	118,491
5.00%, 01/01/2027	2,100,000	2,412,606
Macon County School District No 61 Decatur
4.00%, 01/01/2029	1,240,000	1,448,556
4.00%, 01/01/2033	1,950,000	2,239,809
4.00%, 01/01/2034	1,750,000	2,004,468
McHenry County Community Unit School District No 12 Johnsburg
5.00%, 01/01/2026	925,000	1,043,613
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	1,000,000	972,570
0.00%, 01/15/2025	1,000,000	961,360
0.00%, 01/15/2026	1,000,000	948,590
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2023	165,000	158,781
0.00%, 06/15/2028	14,270,000	12,390,070
0.00%, 06/15/2029	2,540,000	2,136,699
0.00%, 12/15/2030	11,000,000	8,812,870
0.00%, 12/15/2034	550,000	383,900
0.00%, 12/15/2035	10,000,000	6,718,600
5.00%, 12/15/2026	2,000,000	2,090,320
5.00%, 12/15/2028	1,000,000	1,187,730
5.00%, 12/15/2028	2,815,000	2,933,286
5.00%, 12/15/2032	550,000	641,047
5.00%, 06/15/2042	4,500,000	5,307,615
5.00%, 06/15/2050	16,465,000	19,028,436
5.00%, 06/15/2057	3,275,000	3,675,991
Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2031	5,700,000	5,936,721
5.25%, 12/01/2032	1,800,000	2,555,820
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375,000	1,695,829
Peoria Public Building Commission
5.00%, 12/01/2022	1,500,000	1,626,645
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2023	2,265,000	2,506,290
5.00%, 06/01/2024	5,275,000	6,053,485
5.50%, 06/01/2023	1,240,000	1,266,883
Regional Transportation Authority
5.00%, 07/01/2021	400,000	409,376
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000,000	1,152,220
5.00%, 01/01/2025	4,000,000	4,608,880
5.00%, 01/01/2026	2,000,000	2,376,780
5.00%, 01/01/2029	1,000,000	1,264,190
Sangamon Logan & Menard Counties Community Unit School Distributors No 15 Williamsville
5.00%, 12/01/2027	325,000	404,385
5.00%, 12/01/2029	710,000	914,721
5.00%, 12/01/2031	600,000	765,618
5.00%, 12/01/2032	400,000	507,256
5.00%, 12/01/2033	375,000	473,629
State of Illinois
4.00%, 01/01/2023	330,000	338,303
5.00%, 02/01/2021	6,000,000	6,017,520
5.00%, 09/01/2021	1,365,000	1,400,381
5.00%, 10/01/2021	2,000,000	2,058,260
5.00%, 11/01/2021	12,555,000	12,910,432
5.00%, 08/01/2022	3,000,000	3,183,780
5.00%, 09/01/2022	1,340,000	1,421,258
5.00%, 11/01/2022	570,000	601,800
5.00%, 02/01/2023	200,000	214,334
5.00%, 02/01/2023	235,000	251,842
5.00%, 09/01/2023	1,365,000	1,484,765

5.00%, 11/01/2023	4,160,000	4,489,971
5.00%, 06/15/2024	2,305,000	2,506,411
5.00%, 09/01/2024	1,365,000	1,520,965
5.00%, 02/01/2025	455,000	497,943
5.00%, 05/01/2025	3,050,000	3,353,750
5.00%, 06/01/2025	880,000	994,206
5.00%, 06/15/2025	4,190,000	4,554,614
5.00%, 10/01/2025	355,000	403,582
5.00%, 10/01/2025	10,000,000	11,368,500
5.00%, 11/01/2025	2,040,000	2,322,683
5.00%, 11/01/2025	14,250,000	15,913,403
5.00%, 06/01/2026	125,000	143,609
5.00%, 10/01/2026	2,270,000	2,620,806
5.00%, 11/01/2026	9,230,000	10,435,346
5.00%, 01/01/2027	2,000,000	2,266,960
5.00%, 02/01/2027	1,635,000	1,896,649
5.00%, 11/01/2027	1,040,000	1,185,309
5.00%, 02/01/2028	1,000,000	1,152,130
5.00%, 05/01/2028	265,000	287,782
5.00%, 11/01/2028	3,000,000	3,391,260
5.00%, 02/01/2029	1,000,000	1,145,850
5.00%, 04/01/2029	605,000	653,896
5.00%, 10/01/2030	3,575,000	4,327,895
5.00%, 01/01/2031	11,000,000	11,282,040
5.00%, 10/01/2031	1,750,000	2,105,950
5.00%, 10/01/2031	7,300,000	8,509,756
5.00%, 05/01/2032	800,000	860,024
5.00%, 05/01/2034	2,500,000	2,676,575
5.13%, 05/01/2022	325,000	341,864
5.25%, 02/01/2029	3,720,000	4,035,158
5.25%, 02/01/2030	100,000	108,166
5.25%, 12/01/2030	11,685,000	13,666,893
5.25%, 02/01/2031	760,000	820,823
5.50%, 07/01/2024	1,000,000	1,089,930
5.50%, 05/01/2025	840,000	965,185
5.50%, 07/01/2025	400,000	434,748
5.50%, 07/01/2038	1,500,000	1,595,790
Tender Option Bond Trust Receipts/Certificates
0.14%, 01/01/2048(1)(3)	10,000,000	10,000,000
0.24%, 12/01/2049(1)(3)	1,900,000	1,900,000
0.24%, 12/01/2049(1)(3)	5,700,000	5,700,000
0.29%, 01/01/2037(1)(3)	3,900,000	3,900,000
0.44%, 06/15/2036(1)(3)	1,400,000	1,400,000
University of Illinois
4.00%, 04/01/2036	1,500,000	1,738,170
Upper Illinois River Valley Development Authority
5.25%, 12/01/2037(3)	2,005,000	2,121,370
Village of Bolingbrook IL
4.00%, 03/01/2023	500,000	537,680
4.00%, 03/01/2025	500,000	569,600
4.00%, 03/01/2027	1,000,000	1,189,320
Village of Hillside IL
5.00%, 01/01/2024	725,000	743,516
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	1,520,000	1,449,670
0.00%, 11/01/2026	905,000	855,379
5.00%, 11/01/2023	420,000	472,311
5.00%, 11/01/2024	2,390,000	2,788,891
5.00%, 11/01/2026	1,800,000	2,239,542

Total Illinois		735,922,498

Indiana – 1.56%
Ball State University
5.00%, 07/01/2033	955,000	1,178,222
City of Whiting IN
5.00%, 12/01/2044(1)	19,260,000	23,505,289
5.00%, 11/01/2045(1)	3,000,000	3,253,740
5.25%, 01/01/2021	1,745,000	1,745,000
County of St Joseph IN
5.00%, 04/01/2033	1,245,000	1,565,002
Indiana Finance Authority
0.13%, 12/01/2039(1)	6,500,000	6,500,000
0.75%, 12/01/2038(1)	500,000	502,400
0.95%, 12/01/2038(1)	900,000	902,916
1.65%, 12/01/2042(1)	2,145,000	2,173,357
2.25%, 12/01/2058(1)	1,285,000	1,376,094
5.00%, 12/01/2024	3,000,000	3,554,880
5.00%, 05/01/2026	1,100,000	1,363,879
5.00%, 11/01/2026	1,200,000	1,510,200
5.00%, 05/01/2027	700,000	892,465
5.00%, 05/01/2029	685,000	913,886
5.00%, 11/01/2029	2,350,000	2,942,599
5.00%, 09/01/2031	440,000	530,416
5.00%, 06/01/2032	2,750,000	2,865,115

5.00%, 03/01/2036	4,000,000	4,577,760
5.00%, 09/01/2036	1,000,000	1,190,170
5.00%, 06/01/2039	1,200,000	1,245,036
5.00%, 07/01/2048	3,600,000	3,835,872
5.25%, 02/01/2033	2,500,000	2,967,725
5.25%, 10/01/2038	15,010,000	15,531,597
5.25%, 01/01/2051	5,450,000	5,831,991
6.00%, 12/01/2026	2,035,000	2,037,259
Indiana Health & Educational Facilities Financing Authority
1.75%, 11/15/2031(1)	45,000	45,541
1.75%, 11/15/2031(1)	2,765,000	2,798,456
Indiana Health Facility Financing Authority
2.00%, 11/15/2036(1)	2,070,000	2,144,416
Indiana Housing & Community Development Authority
1.65%, 04/01/2022(1)	7,500,000	7,524,150
3.50%, 01/01/2049	1,210,000	1,331,194
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2021	370,000	370,000
5.00%, 01/01/2022	755,000	787,631
5.00%, 01/01/2023	285,000	309,635
5.00%, 07/15/2023	300,000	335,322
5.00%, 07/15/2024	1,000,000	1,161,150
5.00%, 01/01/2025	1,195,000	1,393,191
5.00%, 07/15/2025	750,000	902,415
5.00%, 01/15/2026	720,000	880,970
5.00%, 01/15/2027	700,000	879,998
5.00%, 01/15/2028	500,000	642,270
5.00%, 01/01/2029	1,000,000	1,193,570
5.00%, 01/01/2030	3,000,000	3,319,680
5.00%, 01/01/2031	1,000,000	1,184,080
5.00%, 01/01/2032	5,000,000	5,666,800
Lebanon Middle School Building Corp.
5.00%, 01/10/2023	1,065,000	1,165,430
5.00%, 07/10/2023	1,740,000	1,940,500
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390,000	474,334
5.00%, 01/15/2029	540,000	654,356
5.00%, 01/15/2030	700,000	844,760

Total Indiana		132,442,719

Iowa – 0.41%
City of Coralville IA
4.00%, 05/01/2030	1,005,000	1,046,095
Iowa Finance Authority
0.22%, 04/01/2022(1)	1,000,000	1,000,000
2.88%, 05/15/2049	895,000	903,655
3.13%, 12/01/2022	5,415,000	5,543,606
4.75%, 08/01/2042	1,180,000	1,218,999
5.00%, 05/15/2043	270,000	291,468
5.00%, 05/15/2048	335,000	359,860
5.25%, 12/01/2025	3,000,000	3,271,260
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,000,000	1,196,510
5.00%, 12/01/2025	1,775,000	2,123,805
5.00%, 12/01/2028	1,640,000	2,043,850
PEFA, Inc.
5.00%, 09/01/2049(1)	13,000,000	15,929,420

Total Iowa		34,928,528

Kansas – 0.11%
City of Lenexa KS
5.00%, 05/15/2021	500,000	504,135
5.00%, 05/15/2039	325,000	352,648
Johnson County Unified School District No 232 de Soto
5.00%, 09/01/2022	350,000	377,933
Kansas Development Finance Authority
5.00%, 11/15/2032	7,325,000	7,753,586

Total Kansas		8,988,302

Kentucky – 1.92%
City of Ashland KY
4.00%, 02/01/2034	500,000	545,365
4.00%, 02/01/2038	620,000	668,583
5.00%, 02/01/2028	255,000	305,049
5.00%, 02/01/2032	395,000	476,263
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,472,480
County of Carroll KY
1.55%, 09/01/2042(1)	10,750,000	10,910,712
1.75%, 10/01/2034(1)	1,045,000	1,065,910
County of Trimble KY
1.30%, 09/01/2044(1)	3,000,000	3,043,050
2.55%, 11/01/2027(1)	6,730,000	6,770,447
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,174,070
5.00%, 09/01/2025	1,250,000	1,510,325

Kentucky Economic Development Finance Authority
5.00%, 08/01/2030	2,160,000	2,800,418
5.00%, 05/15/2031	100,000	104,141
5.00%, 06/01/2037	325,000	364,582
5.00%, 06/01/2041	225,000	250,877
5.00%, 06/01/2045	1,000,000	1,098,970
5.00%, 12/01/2045	300,000	354,564
5.00%, 05/15/2046	500,000	504,650
5.00%, 12/01/2047	375,000	396,746
5.00%, 05/15/2051	325,000	327,259
5.25%, 06/01/2041	725,000	824,296
6.00%, 11/15/2036	275,000	241,332
6.25%, 11/15/2046	2,325,000	2,004,127
Kentucky Higher Education Student Loan Corp.
5.00%, 06/01/2021	610,000	621,029
Kentucky Housing Corp.
1.16%, 02/01/2023(1)	3,000,000	3,032,370
Kentucky Public Energy Authority
4.00%, 04/01/2048(1)	5,000,000	5,529,150
4.00%, 01/01/2049(1)	12,500,000	14,051,000
4.00%, 12/01/2049(1)	10,000,000	11,392,000
4.00%, 12/01/2049(1)	11,270,000	12,839,798
4.00%, 02/01/2050(1)	6,500,000	7,741,890
4.00%, 12/01/2050(1)	16,560,000	19,274,184
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,000,000	1,100,600
6.00%, 07/01/2053	970,000	1,072,471
Kentucky State Property & Building Commission
5.00%, 05/01/2021	500,000	507,510
5.00%, 11/01/2026	1,495,000	1,847,566
5.00%, 04/01/2027	1,000,000	1,245,640
5.00%, 11/01/2027	2,435,000	2,991,958
5.00%, 05/01/2029	1,000,000	1,233,050
5.00%, 05/01/2029	1,025,000	1,296,799
5.00%, 11/01/2031	1,685,000	2,130,312
5.00%, 05/01/2032	270,000	342,630
Louisville & Jefferson County Metropolitan Government
1.85%, 10/01/2033(1)	15,900,000	15,943,089
5.00%, 10/01/2023	1,565,000	1,753,833
5.00%, 12/01/2028	430,000	458,638
5.00%, 12/01/2029	1,250,000	1,333,250
5.00%, 10/01/2030	2,500,000	3,039,350
5.00%, 10/01/2032	430,000	518,946
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2037	1,200,000	1,529,856
5.00%, 10/01/2047(1)	740,000	914,980
5.00%, 10/01/2047(1)	1,100,000	1,447,149
5.00%, 10/01/2047(1)	2,165,000	2,426,121
Tender Option Bond Trust Receipts/Certificates
0.00%, 02/15/2026(1)(3)	2,400,000	2,400,000
0.29%, 07/01/2037(1)(3)	800,000	800,000
0.42%, 11/01/2060(1)(3)	1,900,000	1,900,000
University of Louisville
3.00%, 09/01/2021	1,230,000	1,250,996

Total Kentucky		163,180,381

Louisiana – 1.92%
East Baton Rouge Sewerage Commission
5.00%, 02/01/2029	900,000	1,202,400
5.00%, 02/01/2030	800,000	1,091,912
5.00%, 02/01/2031	1,000,000	1,354,370
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000,000	1,174,300
Greater Ouachita Water Co.
5.00%, 09/01/2027	1,000,000	1,261,080
5.00%, 09/01/2028	960,000	1,236,787
5.00%, 09/01/2029	365,000	479,070
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038(3)	600,000	673,020
5.63%, 06/15/2048(3)	700,000	777,350
Jefferson Parish Hospital Service District No 1
5.50%, 01/01/2026	3,000,000	3,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth
0.88%, 02/01/2046(1)	4,420,000	4,429,238
3.50%, 11/01/2032	6,000,000	6,643,860
5.00%, 10/01/2028	1,045,000	1,353,181
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027(1)	2,500,000	2,538,600
1.65%, 09/01/2034(1)	4,500,000	4,569,480
Louisiana Public Facilities Authority
0.00%, 10/01/2027	2,000,000	1,953,600
5.00%, 06/01/2021	7,695,000	7,840,820
5.00%, 12/15/2022	230,000	250,424
5.00%, 12/15/2023	335,000	379,964

5.00%, 12/15/2024	330,000	388,219
5.00%, 12/15/2025	275,000	334,202
5.00%, 12/15/2026	300,000	374,295
5.00%, 12/15/2028	250,000	316,027
5.00%, 12/15/2029	200,000	251,264
5.00%, 12/15/2030	150,000	188,305
5.00%, 05/15/2031	1,250,000	1,527,325
5.00%, 12/15/2031	390,000	487,683
5.00%, 05/15/2032	1,000,000	1,216,250
5.00%, 05/15/2050(1)	7,500,000	8,957,475
Louisiana State Citizens Property Insurance Corp.
5.00%, 06/01/2021	4,000,000	4,077,800
Mizuho Floater/Residual Trust
0.39%, 06/01/2033(1)(3)	1,200,000	1,200,000
New Orleans Aviation Board
5.00%, 01/01/2023	50,000	54,302
5.00%, 01/01/2024	55,000	61,965
5.00%, 01/01/2024	1,525,000	1,718,126
5.00%, 01/01/2027	850,000	983,348
5.00%, 01/01/2028	155,000	189,537
5.00%, 01/01/2029	810,000	929,880
5.00%, 01/01/2030	275,000	331,447
5.00%, 01/01/2033	740,000	881,562
5.00%, 01/01/2033	2,600,000	3,224,234
5.00%, 01/01/2034	170,000	201,967
5.00%, 01/01/2034	750,000	891,030
5.00%, 01/01/2034	2,750,000	3,399,578
5.00%, 01/01/2036	500,000	591,980
5.00%, 01/01/2037	500,000	590,540
5.00%, 01/01/2040	1,540,000	1,745,374
5.00%, 01/01/2040	8,375,000	9,422,712
Parish of St James LA
0.16%, 11/01/2040(1)	16,125,000	16,125,000
6.10%, 06/01/2038(1)(3)	1,000,000	1,231,160
6.10%, 12/01/2040(1)(3)	1,930,000	2,376,139
6.35%, 07/01/2040(3)	3,015,000	3,772,670
6.35%, 10/01/2040(3)	440,000	550,572
Parish of St John the Baptist LA
2.00%, 06/01/2037(1)	5,035,000	5,108,008
2.10%, 06/01/2037(1)	5,995,000	6,137,381
2.13%, 06/01/2037(1)	8,175,000	8,376,105
2.20%, 06/01/2037(1)	2,475,000	2,552,740
2.38%, 06/01/2037(1)	1,000,000	1,040,570
Port New Orleans Board of Commissioners
5.00%, 04/01/2034	750,000	943,905
5.00%, 04/01/2035	420,000	527,923
5.00%, 04/01/2037	500,000	626,605
Regional Transit Authority Sales Tax Revenue
5.00%, 01/01/2035	6,080,000	7,918,774
State of Louisiana
4.00%, 05/01/2032	5,000,000	5,663,000
4.00%, 05/01/2034	10,685,000	12,070,203
5.00%, 07/15/2021	1,695,000	1,737,900

Total Louisiana		163,504,538

Maine – 0.14%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,480,000	1,540,236
4.00%, 07/01/2046	330,000	339,798
5.00%, 07/01/2034	1,000,000	1,309,950
5.00%, 07/01/2041	1,235,000	1,364,687
5.00%, 07/01/2043	610,000	643,702
5.00%, 07/01/2046	1,735,000	1,900,918
Maine Municipal Bond Bank
5.00%, 11/01/2033	650,000	822,647
Maine Turnpike Authority
5.00%, 07/01/2032	885,000	1,183,732
5.00%, 07/01/2034	900,000	1,191,105
Tender Option Bond Trust Receipts/Certificates
0.24%, 07/01/2028(1)(3)	1,900,000	1,900,000

Total Maine		12,196,775

Maryland – 1.80%
City of Baltimore MD
5.00%, 09/01/2023	1,000,000	948,900
5.00%, 07/01/2026	720,000	896,810
5.00%, 07/01/2029	4,770,000	5,992,456
5.00%, 09/01/2030	3,000,000	2,829,750
5.00%, 09/01/2032	1,000,000	942,880
5.00%, 09/01/2036	1,770,000	1,668,597
5.00%, 09/01/2046	2,500,000	2,350,275
City of Gaithersburg MD
5.00%, 01/01/2027	1,335,000	1,487,163
5.00%, 01/01/2033	130,000	142,613
5.00%, 01/01/2036	85,000	93,039

City of Rockville MD
5.00%, 11/01/2042	1,250,000	1,268,675
5.00%, 11/01/2047	1,230,000	1,237,688
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,198,153
County of Anne Arundel MD
4.00%, 10/01/2033	2,325,000	2,895,625
County of Baltimore MD
5.00%, 10/01/2023	2,495,000	2,816,481
County of Howard MD
4.00%, 08/15/2031	1,665,000	2,066,715
County of Montgomery MD
5.00%, 10/01/2024	1,210,000	1,427,352
5.38%, 07/01/2048	625,000	630,956
County of Prince George’s MD
4.00%, 08/01/2029	4,035,000	4,430,390
5.13%, 07/01/2039(3)	1,500,000	1,624,410
Maryland Community Development Administration
2.06%, 09/01/2021	3,000,000	3,019,740
2.60%, 09/01/2022	2,630,000	2,718,789
2.70%, 03/01/2023	3,195,000	3,337,689
2.75%, 09/01/2023	1,010,000	1,065,671
2.85%, 03/01/2024	2,560,000	2,728,832
2.95%, 03/01/2025	3,025,000	3,291,200
3.10%, 03/01/2026	1,445,000	1,610,452
3.25%, 03/01/2027	2,325,000	2,645,780
3.50%, 03/01/2050	1,300,000	1,430,299
4.00%, 09/01/2049	1,530,000	1,702,186
Maryland Community Development Administration Multi-Family Mortgage Revenue
2.34%, 04/01/2021(3)	10,000,000	10,031,100
Maryland Economic Development Corp.
3.25%, 09/01/2030	1,225,000	1,249,439
4.00%, 06/01/2038	350,000	333,907
4.00%, 09/01/2040	410,000	430,090
4.00%, 09/01/2050	2,245,000	2,308,376
5.00%, 07/01/2021	500,000	509,355
5.00%, 06/01/2023	215,000	231,931
5.00%, 03/31/2024	3,305,000	3,356,822
5.00%, 07/01/2027	1,100,000	1,130,019
5.00%, 09/30/2027	50,000	53,498
5.00%, 06/01/2028	2,000,000	2,395,460
5.00%, 07/01/2028	100,000	104,792
5.00%, 07/01/2029	75,000	78,160
5.00%, 09/30/2030	905,000	968,314
5.00%, 06/01/2035	1,415,000	1,637,778
5.00%, 03/31/2046	1,680,000	1,797,533
5.00%, 06/01/2049	1,000,000	1,118,100
5.00%, 03/31/2051	2,600,000	2,781,896
5.00%, 06/01/2058	600,000	643,272
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120,000	128,932
5.00%, 07/01/2024	535,000	621,194
5.00%, 07/01/2024	745,000	854,247
5.00%, 07/01/2030	600,000	695,922
5.00%, 07/01/2032	750,000	866,767
5.00%, 07/01/2035	75,000	86,101
5.00%, 08/15/2038	1,945,000	2,232,490
5.00%, 07/01/2043	500,000	564,575
5.00%, 07/01/2045	2,000,000	2,264,920
5.00%, 07/01/2045(1)	2,075,000	2,580,968
5.00%, 07/01/2048	1,000,000	1,125,040
5.50%, 01/01/2029	1,500,000	1,849,080
5.50%, 01/01/2030	1,750,000	2,145,763
5.50%, 01/01/2046	1,290,000	1,530,508
Maryland Stadium Authority
5.00%, 06/15/2021	900,000	919,224
5.00%, 05/01/2032	765,000	917,166
5.00%, 05/01/2041	5,000,000	6,236,850
Maryland State Transportation Authority
5.00%, 07/01/2030	4,655,000	5,884,246
5.00%, 07/01/2034	1,550,000	2,098,948
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085,000	1,403,654
Rib Floater Trust Various States
0.39%, 02/01/2021(1)(3)(6)	4,400,000	4,400,000
State of Maryland
5.00%, 08/01/2024	1,450,000	1,698,979
State of Maryland Department of Transportation
5.00%, 10/01/2026	11,570,000	14,622,860
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000,000	5,684,600

Total Maryland		153,072,442

Massachusetts – 2.26%

Boston Water & Sewer Commission
3.75%, 11/01/2037	13,450,000	14,061,840
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,321,868
City of Worcester MA
2.00%, 02/16/2021	4,000,000	4,008,560
Commonwealth of Massachusetts
1.70%, 08/01/2043(1)	1,750,000	1,787,013
4.00%, 11/01/2037	2,500,000	3,131,625
5.00%, 07/01/2022	485,000	519,969
5.00%, 11/01/2022	1,900,000	2,067,618
5.00%, 12/01/2030	1,500,000	1,878,495
5.00%, 07/01/2036	12,630,000	15,066,580
5.00%, 03/01/2046	205,000	233,036
5.50%, 12/01/2022	1,195,000	1,316,603
Commonwealth of Massachusetts Transportation Fund Revenue
3.75%, 06/01/2040	45,000,000	45,421,650
Massachusetts Bay Transportation Authority
5.25%, 07/01/2031	5,440,000	7,832,566
Massachusetts Development Finance Agency
5.00%, 07/15/2022	355,000	381,490
5.00%, 07/01/2023	900,000	1,003,644
5.00%, 10/01/2024	2,020,000	2,341,806
5.00%, 07/01/2025	1,090,000	1,290,985
5.00%, 10/01/2025	905,000	1,063,710
5.00%, 07/01/2026	1,140,000	1,390,880
5.00%, 10/01/2026	955,000	1,150,861
5.00%, 10/01/2028	475,000	616,313
5.00%, 10/01/2029	405,000	536,337
5.00%, 07/01/2030	590,000	753,324
5.00%, 01/01/2031	475,000	560,210
5.00%, 10/01/2031	355,000	474,287
5.00%, 01/01/2032	635,000	743,610
5.00%, 07/01/2032	500,000	619,145
5.00%, 01/01/2033	540,000	629,219
5.00%, 07/15/2033(3)	315,000	379,855
5.00%, 01/01/2034	710,000	824,622
5.00%, 07/01/2034	500,000	614,130
5.00%, 07/15/2034(3)	270,000	324,713
5.00%, 01/01/2035	745,000	863,902
5.00%, 07/15/2035(3)	275,000	329,863
5.00%, 01/01/2036	1,100,000	1,274,548
5.00%, 07/15/2036(3)	465,000	555,787
5.00%, 07/15/2037(3)	490,000	583,811
5.00%, 10/01/2037(3)	500,000	538,915
5.00%, 07/01/2038(1)	8,525,000	9,739,727
5.00%, 01/01/2040	755,000	884,550
5.00%, 10/01/2041	825,000	838,926
5.00%, 07/15/2046(3)	1,000,000	1,169,820
5.00%, 10/01/2047(3)	1,375,000	1,474,646
5.00%, 10/01/2048	1,750,000	1,913,135
5.00%, 10/01/2057(3)	1,000,000	1,070,690
5.13%, 11/15/2046(3)	800,000	867,344
Massachusetts Educational Financing Authority
5.00%, 07/01/2023	200,000	221,872
5.00%, 07/01/2024	575,000	660,393
5.00%, 07/01/2024	2,190,000	2,515,237
5.00%, 07/01/2025	850,000	1,007,148
5.00%, 07/01/2026	5,000,000	6,076,400
5.00%, 07/01/2027	1,500,000	1,857,465
5.00%, 07/01/2028	1,250,000	1,570,812
5.00%, 07/01/2029	1,600,000	2,035,680
5.00%, 07/01/2030	1,425,000	1,833,491
Massachusetts Housing Finance Agency
0.64% (SIFMA Municipal Swap Index Yield + 0.55%), 11/01/2048(2)	9,800,000	9,800,000
Massachusetts Port Authority
5.00%, 07/01/2024	800,000	923,904
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500,000	1,779,750
5.00%, 08/15/2030	2,000,000	2,156,020
5.00%, 10/15/2032	1,000,000	1,037,920
5.00%, 08/15/2037	10,000,000	11,972,900
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2039(1)	4,055,000	4,430,939
Metropolitan Boston Transit Parking Corp.
5.00%, 07/01/2041	5,000,000	5,099,900

Total Massachusetts		192,432,059

Michigan – 2.50%
Avondale School District
5.00%, 11/01/2022	600,000	650,058
5.00%, 11/01/2023	680,000	769,202
5.00%, 11/01/2024	800,000	941,504
5.00%, 11/01/2025	785,000	959,184

5.00%, 11/01/2026	765,000	964,757
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,695,000	1,914,062
City of Detroit MI
5.00%, 04/01/2021	1,000,000	1,008,380
5.00%, 04/01/2022	835,000	866,655
5.00%, 04/01/2023	750,000	792,180
5.00%, 04/01/2024	900,000	963,090
5.00%, 04/01/2025	900,000	978,417
5.00%, 04/01/2034	1,000,000	1,101,130
5.50%, 04/01/2031	560,000	654,450
5.50%, 04/01/2033	470,000	548,199
5.50%, 04/01/2035	350,000	407,921
5.50%, 04/01/2037	465,000	541,190
5.50%, 04/01/2039	645,000	750,141
5.50%, 04/01/2045	750,000	868,875
5.50%, 04/01/2050	605,000	697,190
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	4,050,000	4,357,071
City of Detroit MI Water Supply System Revenue
5.25%, 07/01/2041	1,000,000	1,025,070
City of Royal Oak MI
5.00%, 04/01/2029	500,000	651,215
5.00%, 04/01/2031	1,045,000	1,347,946
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	773,490
5.00%, 10/01/2022	800,000	858,912
5.00%, 10/01/2023	500,000	557,865
5.00%, 10/01/2024	765,000	882,267
Clarkston Community Schools
5.00%, 05/01/2022	445,000	472,577
County of Kent MI
5.00%, 06/01/2028	700,000	872,256
Detroit City School District
5.25%, 05/01/2030	3,345,000	4,517,590
Detroit Downtown Development Authority
5.00%, 07/01/2037	540,000	604,692
5.00%, 07/01/2038	1,000,000	1,118,350
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075,000	1,291,494
5.00%, 11/01/2037	1,750,000	2,280,407
5.00%, 11/01/2038	1,000,000	1,297,930
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000,000	3,669,210
5.00%, 07/01/2036	1,000,000	1,204,000
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2023	1,000,000	1,117,020
Karegnondi Water Authority
5.00%, 11/01/2036	1,300,000	1,604,473
5.25%, 11/01/2040	130,000	145,619
Lake Orion Community School District
5.00%, 05/01/2021	1,385,000	1,406,038
5.00%, 05/01/2025	3,275,000	3,931,441
Michigan Finance Authority
1.25%, 06/01/2030	1,750,000	1,814,750
3.50%, 11/01/2023	5,500,000	5,761,250
3.75%, 11/01/2024	5,500,000	5,784,845
3.75%, 11/15/2049(1)	3,600,000	4,166,532
4.00%, 06/01/2023	1,000,000	1,086,280
4.00%, 12/01/2035	1,500,000	1,799,445
5.00%, 07/01/2022	1,235,000	1,322,314
5.00%, 11/15/2022	275,000	297,520
5.00%, 10/01/2023	1,000,000	1,081,000
5.00%, 10/01/2024	3,000,000	3,536,430
5.00%, 11/01/2024	750,000	874,867
5.00%, 11/01/2025	400,000	482,368
5.00%, 11/01/2025	1,000,000	1,205,920
5.00%, 06/01/2026	2,000,000	2,473,380
5.00%, 11/01/2026	500,000	620,805
5.00%, 12/01/2026	1,190,000	1,503,601
5.00%, 06/01/2027	690,000	876,769
5.00%, 11/01/2027	500,000	636,795
5.00%, 06/01/2028	2,380,000	3,098,260
5.00%, 06/01/2029	1,500,000	1,995,255
5.00%, 12/01/2029	500,000	643,715
5.00%, 06/01/2030	1,725,000	2,341,687
5.00%, 07/01/2030	600,000	710,928
5.00%, 10/01/2030	800,000	930,624
5.00%, 06/01/2031	2,895,000	3,945,190
5.00%, 06/01/2032	280,000	376,919
5.00%, 11/15/2032	1,445,000	1,757,279
5.00%, 06/01/2033	510,000	680,187
5.00%, 07/01/2033	350,000	409,139

5.00%, 12/01/2044(1)	2,550,000	3,007,291
5.00%, 06/01/2049	2,500,000	3,038,000
Michigan State Building Authority
5.00%, 10/15/2021	1,750,000	1,815,940
5.00%, 04/15/2022	1,250,000	1,327,187
5.00%, 04/15/2035	1,250,000	1,645,925
Michigan State Hospital Finance Authority
1.90%, 11/15/2047(1)	3,850,000	3,864,861
2.40%, 11/15/2047(1)	850,000	889,737
4.00%, 11/15/2047(1)	4,505,000	5,080,559
4.00%, 11/15/2047(1)	9,750,000	10,622,137
5.00%, 12/01/2022	125,000	136,355
5.00%, 12/01/2023	1,150,000	1,305,583
5.00%, 12/01/2024	275,000	324,569
5.00%, 12/01/2025	700,000	858,312
5.00%, 12/01/2027	415,000	538,296
Michigan State Housing Development Authority
3.50%, 12/01/2050	1,095,000	1,221,122
Michigan Strategic Fund
1.45%, 09/01/2030(1)	1,260,000	1,264,271
1.80%, 10/01/2049(1)	2,075,000	2,160,594
5.00%, 06/30/2025	2,000,000	2,360,820
5.00%, 12/31/2025	2,595,000	3,113,222
5.00%, 06/30/2026	2,800,000	3,404,156
5.00%, 12/31/2026	355,000	437,136
5.00%, 06/30/2032	150,000	188,724
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	2,300,000	245,709
Oakland University
5.00%, 03/01/2041	2,190,000	2,517,208
Portage Public Schools
5.00%, 11/01/2028	1,000,000	1,220,440
Royal Oak Hospital Finance Authority
5.00%, 09/01/2039	10,320,000	11,589,773
Royal Oak School District
5.00%, 05/01/2023	600,000	664,542
5.00%, 05/01/2024	600,000	690,486
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825,000	1,043,980
5.00%, 07/01/2028	435,000	563,125
State of Michigan
5.00%, 03/15/2021	1,000,000	1,008,890
5.00%, 03/15/2022	1,170,000	1,233,625
5.00%, 03/15/2023	2,000,000	2,198,380
State of Michigan Trunk Line Revenue
5.00%, 11/15/2036	7,550,000	10,201,032
Tender Option Bond Trust Receipts/Certificates
0.24%, 11/15/2024(1)(3)	1,400,000	1,400,000
University of Michigan
5.00%, 04/01/2024	1,670,000	1,929,084
Wayne County Airport Authority
5.00%, 12/01/2022	200,000	216,408
5.00%, 12/01/2023	250,000	280,493
5.00%, 12/01/2023	400,000	449,404
5.00%, 12/01/2023	550,000	614,719
5.00%, 12/01/2024	375,000	436,399
5.00%, 12/01/2024	500,000	577,470
5.00%, 12/01/2025	600,000	714,408
5.00%, 12/01/2025	1,000,000	1,195,980
5.00%, 12/01/2027	4,055,000	4,821,760
5.00%, 12/01/2031	350,000	429,975
5.00%, 12/01/2032	1,400,000	1,591,632
5.00%, 12/01/2033	325,000	397,407
5.00%, 12/01/2040	4,000,000	4,672,840
5.00%, 12/01/2042	900,000	1,056,537
5.00%, 12/01/2042	1,000,000	1,068,720
5.00%, 12/01/2047	1,000,000	1,164,070
Wayne-Westland Community Schools
5.00%, 11/01/2022	190,000	205,888
5.00%, 11/01/2023	80,000	90,181
5.00%, 11/01/2024	185,000	216,184
5.00%, 11/01/2025	95,000	114,914
5.00%, 11/01/2026	1,000,000	1,246,130
5.00%, 11/01/2027	600,000	766,434
5.00%, 11/01/2029	585,000	770,504

Total Michigan		212,787,100

Minnesota – 0.30%
City of Deephaven MN
5.00%, 10/01/2037	1,250,000	1,294,250
5.00%, 10/01/2049	2,200,000	2,260,170
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 11/15/2022	1,100,000	1,190,717
City of Moorhead MN

5.00%, 12/01/2025	775,000	859,312
City of Rochester MN
5.00%, 12/01/2025	900,000	953,703
5.25%, 12/01/2038	1,000,000	1,035,290
Duluth Economic Development Authority
5.00%, 02/15/2033	500,000	613,050
5.00%, 02/15/2034	750,000	916,890
5.00%, 02/15/2037	1,250,000	1,517,537
Roseville Independent School District No 623
5.00%, 02/01/2025	3,895,000	4,628,156
5.00%, 02/01/2026	2,315,000	2,853,446
Shakopee Independent School District No 720
5.00%, 02/01/2024	3,185,000	3,629,690
State of Minnesota
5.00%, 08/01/2023	1,465,000	1,646,909
Tender Option Bond Trust Receipts/Certificates
0.32%, 11/15/2026(1)(3)	2,025,000	2,025,000

Total Minnesota		25,424,120

Mississippi – 0.47%
Mississippi Business Finance Corp.
0.10%, 11/01/2035(1)	22,500,000	22,500,000
Mississippi Hospital Equipment & Facilities Authority
0.65%, 09/01/2036(1)	1,720,000	1,720,327
5.00%, 01/01/2021	350,000	350,000
5.00%, 01/01/2029	910,000	1,175,784
5.00%, 01/01/2033	1,750,000	2,259,197
5.00%, 10/01/2035	700,000	900,627
5.00%, 10/01/2036	2,000,000	2,564,540
5.00%, 10/01/2040(1)	4,065,000	4,945,642
5.00%, 09/01/2044(1)	2,000,000	2,337,620
State of Mississippi
5.00%, 10/01/2030	1,000,000	1,276,570

Total Mississippi		40,030,307

Missouri – 1.13%
Belton School District No 124
5.00%, 03/01/2028	250,000	328,625
5.50%, 03/01/2030	500,000	644,570
5.50%, 03/01/2033	500,000	638,365
5.50%, 03/01/2036	500,000	635,405
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	500,000	554,815
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285,000	351,151
5.00%, 01/01/2031	135,000	173,737
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400,000	471,432
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580,000	1,868,255
Health & Educational Facilities Authority of the State of Missouri
4.00%, 02/01/2040	100,000	109,897
5.00%, 06/01/2025	7,000,000	8,337,980
5.00%, 04/01/2027	1,705,000	1,955,055
5.00%, 02/01/2029	1,000,000	1,195,660
5.00%, 02/01/2035	1,000,000	1,128,040
5.00%, 02/01/2036	200,000	233,958
5.00%, 08/01/2040	1,145,000	1,206,899
5.00%, 10/01/2042	6,370,000	7,655,848
5.00%, 10/01/2046	6,000,000	7,246,140
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	90,000	84,291
4.38%, 11/15/2035	230,000	210,287
4.75%, 11/15/2047	250,000	229,070
Kansas City Industrial Development Authority
4.00%, 03/01/2050	3,750,000	4,201,613
4.00%, 03/01/2057	6,250,000	7,142,187
5.00%, 03/01/2025	1,250,000	1,474,650
5.00%, 03/01/2025	2,000,000	2,343,260
5.00%, 03/01/2026	4,395,000	5,304,018
5.00%, 03/01/2027	2,955,000	3,687,338
5.00%, 03/01/2028	3,350,000	4,215,841
Kirkwood Industrial Development Authority
5.00%, 05/15/2021	1,500,000	1,514,250
Missouri Development Finance Board
0.10%, 06/01/2037(1)	16,775,000	16,775,000
Missouri Housing Development Commission
3.25%, 05/01/2051	3,700,000	4,113,586
4.00%, 05/01/2050	315,000	352,419
Mizuho Floater/Residual Trust
0.39%, 06/01/2033(1)(3)	405,000	405,000
St Louis County Industrial Development Authority
5.00%, 12/01/2025	745,000	781,170
5.00%, 09/01/2038	500,000	558,755
5.13%, 08/15/2045	200,000	203,892

5.13%, 09/01/2048	2,590,000	2,873,372
5.50%, 09/01/2033	1,000,000	1,084,910
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000,000	1,166,680
5.38%, 06/01/2043	2,000,000	2,309,020
Tender Option Bond Trust Receipts/Certificates
0.31%, 05/15/2041(1)(3)	300,000	300,000

Total Missouri		96,066,441

Montana – 0.02%
City of Kalispell MT
5.25%, 05/15/2037	765,000	788,707
5.25%, 05/15/2047	500,000	509,160
Montana Board of Housing
4.00%, 12/01/2047	320,000	338,282
4.00%, 06/01/2050	165,000	188,696

Total Montana		1,824,845

Nebraska – 0.79%
Central Plains Energy Project
4.00%, 12/01/2049(1)	32,420,000	37,237,288
5.00%, 09/01/2033	1,500,000	2,045,415
5.00%, 09/01/2035	930,000	1,299,303
5.00%, 03/01/2050(1)	5,000,000	5,619,650
City of Omaha NE
5.00%, 01/15/2026	1,700,000	2,092,428
Douglas County Hospital Authority No 2
4.00%, 11/15/2036	425,000	512,049
Nebraska Investment Finance Authority
3.50%, 09/01/2050	985,000	1,097,438
3.75%, 09/01/2049	1,060,000	1,142,076
4.00%, 09/01/2049	860,000	943,179
Nebraska Public Power District
0.60%, 01/01/2051(1)	14,220,000	14,269,343
Omaha Airport Authority
5.00%, 12/15/2031	515,000	617,907

Total Nebraska		66,876,076

Nevada – 1.27%
City of Carson City NV
5.00%, 09/01/2026	550,000	675,350
City of Henderson NV
4.00%, 06/01/2035	900,000	1,111,365
4.00%, 06/01/2036	925,000	1,138,055
4.00%, 06/01/2038	3,540,000	4,328,004
5.00%, 06/01/2036	1,755,000	2,313,529
5.00%, 06/01/2037	3,230,000	4,243,929
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	450,000	474,372
4.00%, 06/01/2049	1,100,000	1,140,051
City of Las Vegas NV Special Improvement District No 815
4.75%, 12/01/2040	900,000	989,505
City of Reno NV
0.00%, 07/01/2058(3)	2,000,000	300,000
5.00%, 06/01/2038	150,000	180,217
City of Sparks NV
2.50%, 06/15/2024(3)	1,700,000	1,706,987
Clark County School District
4.00%, 06/15/2034	5,000,000	5,763,450
4.00%, 06/15/2038	775,000	932,914
5.00%, 06/15/2021	420,000	428,606
5.00%, 06/15/2023	370,000	409,275
5.00%, 06/15/2023	1,665,000	1,841,740
5.00%, 06/15/2024	4,500,000	5,168,205
5.00%, 06/15/2025	25,000	29,698
5.00%, 06/15/2025	6,060,000	7,198,856
5.00%, 06/15/2026	3,670,000	4,487,566
5.00%, 06/15/2029	4,080,000	5,204,938
5.00%, 06/15/2035	500,000	654,255
County of Clark Department of Aviation
5.00%, 07/01/2021	845,000	863,920
5.00%, 07/01/2024	3,320,000	3,831,712
County of Clark NV
1.65%, 01/01/2036(1)	1,560,000	1,580,202
5.00%, 11/01/2028	3,000,000	3,734,520
5.00%, 06/01/2032	3,000,000	3,794,640
5.00%, 12/01/2032	5,385,000	6,953,489
5.00%, 06/01/2035	2,070,000	2,578,495
County of Clark NV Passenger Facility Charge Revenue
5.00%, 07/01/2024	1,250,000	1,437,975
5.00%, 07/01/2025	2,220,000	2,637,982
County of Washoe NV
2.05%, 03/01/2036(1)	4,500,000	4,584,645
2.05%, 03/01/2036(1)	5,000,000	5,094,050
3.00%, 03/01/2036(1)	700,000	725,284
Las Vegas Convention & Visitors Authority

5.00%, 07/01/2031	600,000	711,972
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,000,000	1,161,790
5.00%, 06/15/2040	685,000	776,413
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000,000	1,151,260
5.00%, 06/01/2039	2,815,000	3,235,955
Nevada Housing Division
4.00%, 10/01/2049	510,000	569,140
State of Nevada Department of Business & Industry
0.50%, 01/01/2050(1)(3)	10,000,000	10,011,700
Tahoe-Douglas Visitors Authority
4.00%, 07/01/2025	500,000	544,975
4.00%, 07/01/2026	1,540,000	1,691,782

Total Nevada		108,392,768

New Hampshire – 0.37%
New Hampshire Business Finance Authority
0.84% (SIFMA Municipal Swap Index Yield + 0.75%), 10/01/2033(2)	9,500,000	9,503,325
3.75%, 07/01/2045(1)(3)	1,000,000	1,012,040
4.13%, 01/20/2034	5,057,992	5,679,518
5.00%, 01/01/2024	720,000	816,458
5.25%, 07/01/2039(3)	240,000	249,170
5.63%, 07/01/2046(3)	125,000	131,102
5.75%, 07/01/2054(3)	315,000	331,210
New Hampshire Health & Education Facilities Authority Act
4.00%, 10/01/2038	115,000	127,405
5.00%, 07/01/2023	500,000	557,580
5.00%, 08/01/2027	1,575,000	1,978,846
5.00%, 10/01/2028	1,580,000	1,918,231
5.00%, 07/01/2030	390,000	497,960
5.00%, 08/01/2030	305,000	381,040
5.00%, 10/01/2032	2,825,000	3,374,773
5.00%, 10/01/2038	425,000	501,351
5.00%, 07/01/2044	3,040,000	3,496,760
5.25%, 07/01/2027(3)(4)	550,000	412,500
6.13%, 07/01/2052(3)(4)	245,000	183,750
6.25%, 07/01/2042(3)(4)	700,000	525,000

Total New Hampshire		31,678,019

New Jersey – 3.47%
Camden County Improvement Authority
5.00%, 01/15/2028	500,000	624,860
5.00%, 01/15/2029	1,000,000	1,242,990
5.00%, 01/15/2033	500,000	610,945
City of Newark NJ
5.00%, 10/01/2026	700,000	860,979
5.00%, 10/01/2027	750,000	943,208
County of Hudson NJ
3.00%, 11/15/2025	4,000,000	4,476,440
County of Union NJ
3.00%, 03/01/2026	3,000,000	3,362,850
Garden State Preservation Trust
5.75%, 11/01/2028	2,000,000	2,515,620
Hudson County Improvement Authority
4.00%, 01/01/2036	1,125,000	1,343,385
4.00%, 01/01/2037	855,000	1,017,681
5.00%, 10/01/2026	1,500,000	1,880,280
5.00%, 10/01/2027	1,000,000	1,282,350
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000,000	2,333,000
New Jersey Economic Development Authority
1.15%, 06/01/2023	2,550,000	2,576,290
1.20%, 11/01/2034(1)	3,000,000	3,042,420
2.20%, 10/01/2039(1)	1,400,000	1,515,626
3.13%, 07/01/2029	445,000	449,441
4.00%, 11/01/2038	825,000	928,859
4.00%, 11/01/2044	1,000,000	1,108,200
4.00%, 08/01/2059	355,000	398,047
5.00%, 01/01/2023	400,000	433,448
5.00%, 03/01/2023	4,160,000	4,552,621
5.00%, 03/01/2024	2,405,000	2,576,212
5.00%, 06/15/2024	2,000,000	2,277,780
5.00%, 06/15/2025	5,190,000	6,103,544
5.00%, 06/01/2026	900,000	1,090,845
5.00%, 06/15/2026	470,000	545,101
5.00%, 06/15/2028	605,000	631,886
5.00%, 06/15/2029	1,000,000	1,042,960
5.00%, 06/15/2030	4,000,000	4,974,240
5.00%, 11/01/2030	1,315,000	1,665,277
5.00%, 01/01/2031	500,000	563,165
5.00%, 11/01/2031	2,200,000	2,772,902
5.00%, 06/15/2033	5,000,000	6,249,000
5.00%, 06/15/2034	1,000,000	1,243,650
5.00%, 06/15/2035	1,595,000	1,943,077

5.00%, 10/01/2037	3,185,000	3,695,173
5.00%, 06/15/2038	10,200,000	11,387,994
5.00%, 10/01/2039(3)	355,000	355,220
5.00%, 01/01/2040(3)	540,000	537,122
5.00%, 10/01/2047	3,450,000	3,928,929
5.00%, 01/01/2048	1,000,000	1,014,030
5.00%, 06/15/2054(3)	3,250,000	3,449,972
5.00%, 08/01/2059	1,000,000	1,224,240
5.13%, 01/01/2034	705,000	780,075
5.13%, 06/15/2043	2,450,000	2,570,932
5.25%, 01/01/2044	190,000	190,103
5.50%, 01/01/2027	500,000	564,595
5.50%, 06/15/2030	2,000,000	2,441,640
5.63%, 11/15/2030	2,095,000	2,285,415
5.63%, 01/01/2052	2,000,000	2,218,540
New Jersey Educational Facilities Authority
5.00%, 06/01/2023	930,000	1,025,353
5.00%, 07/01/2023	3,390,000	3,704,185
5.00%, 07/01/2029	1,500,000	1,733,970
5.00%, 07/01/2032	4,920,000	5,655,245
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2021	40,000	40,860
5.00%, 07/01/2022	540,000	575,084
5.00%, 07/01/2023	140,000	154,283
5.00%, 07/01/2023	530,000	591,597
5.00%, 07/01/2024	110,000	125,598
5.00%, 07/01/2024	2,500,000	2,672,675
5.00%, 07/01/2025	120,000	141,720
5.00%, 07/01/2026	40,000	48,659
5.00%, 07/01/2027	60,000	72,484
5.00%, 07/01/2028	155,000	192,141
5.00%, 07/01/2030	165,000	196,528
5.00%, 07/01/2033	500,000	603,595
5.00%, 07/01/2041	815,000	928,049
5.00%, 07/01/2042(1)	2,755,000	3,290,214
5.00%, 07/01/2043(1)	2,250,000	2,590,762
5.00%, 07/01/2045(1)	3,315,000	4,085,704
5.00%, 07/01/2046	2,375,000	2,671,329
New Jersey Higher Education Student Assistance Authority
3.35%, 12/01/2029	2,970,000	3,165,545
5.00%, 12/01/2021	660,000	688,525
5.00%, 12/01/2023	460,000	522,091
5.00%, 12/01/2024	265,000	311,974
5.00%, 12/01/2024	1,000,000	1,164,570
5.00%, 12/01/2025	490,000	596,286
5.00%, 12/01/2025	1,000,000	1,198,100
5.00%, 12/01/2025	2,600,000	3,115,060
5.00%, 12/01/2026	1,330,000	1,626,630
5.00%, 12/01/2026	1,550,000	1,895,696
5.00%, 12/01/2027	1,455,000	1,803,894
5.00%, 12/01/2027	1,470,000	1,822,491
5.00%, 12/01/2044	1,000,000	1,070,880
5.50%, 12/01/2021	2,260,000	2,364,909
New Jersey Housing & Mortgage Finance Agency
3.55%, 04/01/2027	2,020,000	2,291,852
3.65%, 04/01/2028	1,460,000	1,669,963
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	2,600,000	2,346,318
0.00%, 12/15/2026	3,000,000	2,747,490
0.00%, 12/15/2027	3,260,000	2,863,617
0.00%, 12/15/2028	770,000	656,525
0.00%, 12/15/2028	780,000	665,051
0.00%, 12/15/2030	2,000,000	1,594,480
0.00%, 12/15/2030	2,000,000	1,639,020
0.00%, 12/15/2031	2,000,000	1,590,140
4.00%, 06/15/2037	2,250,000	2,579,647
4.00%, 06/15/2038	2,000,000	2,282,700
4.00%, 06/15/2040	1,820,000	2,066,865
4.00%, 06/15/2050	4,030,000	4,471,204
5.00%, 12/15/2023	2,720,000	3,059,429
5.00%, 12/15/2024	1,335,000	1,538,668
5.00%, 06/15/2025	450,000	492,921
5.00%, 12/15/2025	1,255,000	1,487,752
5.00%, 12/15/2026	2,000,000	2,416,240
5.00%, 06/15/2027	235,000	280,146
5.00%, 12/15/2028	5,510,000	6,914,279
5.00%, 06/15/2029	665,000	700,930
5.00%, 06/15/2029	1,200,000	1,408,620
5.00%, 12/15/2029	820,000	1,045,500
5.00%, 12/15/2030	2,000,000	2,482,060
5.00%, 06/15/2031	3,545,000	4,114,008
5.00%, 06/15/2032	235,000	263,383
5.00%, 06/15/2032	1,860,000	1,954,321

5.00%, 06/15/2032	2,725,000	3,357,718
5.00%, 12/15/2032	1,340,000	1,646,458
5.00%, 12/15/2033	2,200,000	2,689,280
5.00%, 06/15/2037	1,780,000	2,217,951
5.00%, 06/15/2040	2,040,000	2,517,727
5.00%, 06/15/2050	905,000	1,093,131
5.25%, 12/15/2022	1,760,000	1,917,960
5.25%, 12/15/2023	3,940,000	4,463,193
5.25%, 06/15/2036	10,180,000	10,373,624
5.25%, 06/15/2043	3,000,000	3,616,260
5.50%, 12/15/2023	190,000	216,475
5.50%, 06/15/2031	1,000,000	1,020,840
New Jersey Turnpike Authority
5.00%, 01/01/2033	5,000,000	5,763,200
State of New Jersey
4.00%, 06/01/2030	1,860,000	2,277,663
4.00%, 06/01/2031	700,000	865,634
4.00%, 06/01/2032	2,370,000	2,953,944
5.00%, 06/01/2027	5,000,000	6,253,500
5.00%, 06/01/2029	13,235,000	17,141,840
Tender Option Bond Trust Receipts/Certificates
0.29%, 01/01/2024(1)(3)	2,800,000	2,800,000
0.44%, 12/15/2034(1)(3)	1,600,000	1,600,000
Tobacco Settlement Financing Corp.
5.00%, 06/01/2023	570,000	633,378
5.00%, 06/01/2024	1,000,000	1,155,070
Township of Montclair NJ
4.00%, 03/01/2023	800,000	865,696
4.00%, 03/01/2027	325,000	396,116

Total New Jersey		295,729,632

New Mexico – 0.33%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400,000	3,007,128
5.00%, 07/01/2028	1,700,000	2,123,742
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800,000	964,528
City of Farmington NM
1.88%, 04/01/2033(1)	10,500,000	10,603,215
City of Santa Fe NM
2.25%, 05/15/2024	555,000	547,019
2.63%, 05/15/2025	995,000	988,692
Farmington Municipal School District No 5
5.00%, 09/01/2024	490,000	574,314
New Mexico Hospital Equipment Loan Council
5.00%, 08/01/2049(1)	2,360,000	2,763,135
New Mexico Mortgage Finance Authority
3.75%, 01/01/2050	725,000	805,548
New Mexico Municipal Energy Acquisition Authority
5.00%, 11/01/2039(1)	5,140,000	6,080,414

Total New Mexico		28,457,735

New York – 10.30%
Albany County Airport Authority
5.00%, 12/15/2021	800,000	831,392
Broome County Local Development Corp.
4.00%, 04/01/2034	1,000,000	1,205,270
Build NYC Resource Corp.
4.88%, 05/01/2031(3)	750,000	829,327
5.00%, 08/01/2022	200,000	211,606
5.00%, 08/01/2023	515,000	563,446
5.00%, 01/01/2035(3)	3,900,000	4,329,000
5.50%, 05/01/2048(3)	1,350,000	1,490,872
City of Long Beach NY
5.00%, 09/01/2028	2,000,000	2,472,240
5.00%, 09/01/2029	2,800,000	3,435,908
City of New York NY
0.09%, 04/01/2042(1)	900,000	900,000
0.10%, 04/01/2035(1)	41,695,000	41,695,000
5.00%, 08/01/2025	1,600,000	1,931,472
5.00%, 08/01/2026	5,825,000	7,262,552
5.00%, 08/01/2027	400,000	471,556
5.00%, 08/01/2027	2,975,000	3,570,387
5.00%, 08/01/2028	400,000	488,080
5.00%, 08/01/2028	700,000	866,670
5.00%, 08/01/2028	3,975,000	4,764,554
5.00%, 08/01/2029	1,305,000	1,677,930
5.00%, 08/01/2029	1,500,000	1,928,655
5.00%, 08/01/2031	1,000,000	1,271,510
5.00%, 08/01/2032	1,745,000	2,179,261
5.00%, 11/01/2032	2,200,000	2,986,962
5.00%, 08/01/2034	1,690,000	2,258,719
5.00%, 12/01/2036	1,300,000	1,654,263
5.00%, 12/01/2037	1,880,000	2,384,724
5.00%, 12/01/2037	7,360,000	8,940,413

5.00%, 12/01/2038	5,200,000	6,306,664
5.00%, 04/01/2039	5,000,000	6,213,150
City of Yonkers NY
5.00%, 09/01/2022	2,350,000	2,511,986
5.00%, 09/01/2025	1,015,000	1,219,634
County of Erie NY
5.00%, 06/01/2021	750,000	764,775
5.00%, 09/15/2021	225,000	232,587
5.00%, 06/01/2025	1,000,000	1,206,640
County of Nassau NY
5.00%, 10/01/2024	3,000,000	3,465,870
County of Rockland NY
4.00%, 01/01/2021	1,100,000	1,100,000
County of Suffolk NY
4.00%, 02/01/2028	1,865,000	2,254,748
5.00%, 03/19/2021	4,000,000	4,036,280
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525,000	664,965
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	3,550,000	1,243,529
0.00%, 01/01/2055	710,000	707,139
5.00%, 01/01/2056	1,485,000	1,587,851
Hempstead Town Local Development Corp.
5.53%, 02/01/2040	3,500,000	3,859,170
5.89%, 02/01/2032	1,250,000	1,402,675
6.24%, 02/01/2047	1,000,000	1,112,830
6.47%, 02/01/2033	1,000,000	1,169,590
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2032	12,325,000	15,158,271
5.00%, 02/15/2035	1,700,000	2,071,501
5.00%, 02/15/2037	1,335,000	1,617,980
Long Island Power Authority
0.85%, 09/01/2050(1)	6,125,000	6,171,856
1.65%, 09/01/2049(1)	4,395,000	4,566,844
5.00%, 09/01/2023	550,000	619,371
5.00%, 09/01/2024	565,000	662,672
5.00%, 09/01/2025	1,000,000	1,218,580
5.00%, 09/01/2026	2,000,000	2,514,940
5.00%, 09/01/2027	6,500,000	8,400,795
5.00%, 09/01/2039	1,725,000	2,189,077
Metropolitan Transportation Authority
0.00%, 11/15/2033	1,600,000	1,067,792
0.54% (SIFMA Municipal Swap Index Yield + 0.45%), 11/01/2026(2)	2,485,000	2,470,463
0.75% (1 Month LIBOR USD + 0.65%), 11/01/2035(2)	7,925,000	7,867,861
4.00%, 02/01/2022	4,370,000	4,458,361
4.00%, 11/15/2047	3,610,000	3,994,068
5.00%, 09/01/2021	25,000,000	25,473,750
5.00%, 11/15/2021	500,000	512,600
5.00%, 11/15/2021	640,000	656,128
5.00%, 09/01/2022	1,900,000	1,990,934
5.00%, 11/15/2022	1,430,000	1,506,677
5.00%, 11/15/2024	1,885,000	2,127,637
5.00%, 11/15/2025	1,155,000	1,312,554
5.00%, 11/15/2026	1,600,000	1,859,600
5.00%, 11/15/2026	2,350,000	2,731,099
5.00%, 11/15/2028	2,970,000	3,543,240
5.00%, 11/15/2028	4,000,000	4,820,360
5.00%, 11/15/2029	2,220,000	2,505,026
5.00%, 11/15/2029	6,190,000	7,578,293
5.00%, 11/15/2030	5,000,000	6,219,800
5.00%, 11/15/2031	1,055,000	1,211,573
5.00%, 11/15/2033	1,025,000	1,149,476
5.00%, 11/15/2033	1,715,000	2,016,720
5.00%, 11/15/2033	3,645,000	4,286,265
5.00%, 11/15/2034	4,000,000	4,684,560
5.00%, 11/15/2035	1,750,000	1,954,365
5.00%, 11/15/2036	1,865,000	2,264,912
5.00%, 11/15/2039	2,000,000	2,187,400
5.25%, 11/15/2030	1,570,000	1,791,134
5.25%, 11/15/2036	1,015,000	1,250,429
Monroe County Industrial Development Corp.
5.00%, 12/01/2032	1,000,000	1,305,290
5.00%, 12/01/2033	1,000,000	1,299,500
5.00%, 12/01/2034	1,100,000	1,426,810
5.00%, 01/01/2050	490,000	532,664
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500,000	1,548,795
5.00%, 11/15/2056	4,380,000	4,745,117
Nassau County Industrial Development Agency
6.50%, 01/01/2034	672,500	369,875
6.70%, 01/01/2049	793,750	436,562
New York City Health & Hospitals Corp.
4.00%, 02/15/2025	1,060,000	1,210,668

New York City Housing Development Corp.
0.70%, 11/01/2060(1)	20,320,000	20,321,829
1.13%, 05/01/2060(1)	7,500,000	7,554,900
2.75%, 05/01/2050(1)	6,500,000	6,766,890
5.00%, 05/01/2026	110,000	133,607
5.00%, 05/01/2027	600,000	745,578
5.00%, 11/01/2027	855,000	1,074,726
5.00%, 05/01/2028	875,000	1,108,511
5.00%, 11/01/2028	600,000	767,964
5.00%, 05/01/2029	300,000	387,684
5.00%, 11/01/2029	875,000	1,140,921
5.00%, 11/01/2030	500,000	661,720
New York City Industrial Development Agency
4.00%, 03/01/2045	3,500,000	4,093,145
5.00%, 03/01/2028	850,000	1,081,039
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2024	200,000	233,152
5.00%, 07/15/2025	1,695,000	2,052,238
5.00%, 07/15/2026	1,995,000	2,495,765
5.00%, 07/15/2027	1,940,000	2,493,521
5.00%, 07/15/2032	2,000,000	2,497,860
New York City Transitional Finance Authority Future Tax Secured Revenue
0.10%, 08/01/2041(1)	6,000,000	6,000,000
4.00%, 05/01/2036	2,000,000	2,459,880
4.00%, 11/01/2038	4,000,000	4,863,800
5.00%, 11/01/2028	1,500,000	1,810,470
5.00%, 11/01/2029	2,000,000	2,367,760
5.00%, 02/01/2030	4,480,000	5,401,715
5.00%, 02/01/2031	2,720,000	2,971,464
5.00%, 05/01/2032	3,500,000	4,764,585
5.00%, 11/01/2032	6,750,000	9,157,118
5.00%, 05/01/2033	2,535,000	3,218,208
5.00%, 08/01/2034	700,000	891,555
5.00%, 08/01/2035	1,600,000	2,033,232
5.00%, 08/01/2036	1,000,000	1,269,460
5.00%, 11/01/2036	7,000,000	9,327,990
5.00%, 11/01/2037	10,000,000	13,273,900
5.00%, 08/01/2038	1,975,000	2,488,243
5.00%, 02/01/2041	200,000	230,188
New York City Water & Sewer System
4.00%, 06/15/2039	5,290,000	6,387,463
5.00%, 06/15/2031	6,075,000	7,278,579
5.00%, 06/15/2032	5,000,000	5,104,950
5.00%, 06/15/2033	2,525,000	2,577,545
5.00%, 06/15/2034	4,800,000	5,116,800
5.00%, 06/15/2035	9,025,000	10,953,191
5.00%, 06/15/2036	5,000,000	6,057,400
5.00%, 06/15/2037	6,000,000	7,133,400
5.00%, 06/15/2039	8,320,000	9,859,533
5.00%, 06/15/2046	9,785,000	10,783,364
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000,000	3,460,080
5.00%, 11/15/2040	1,085,000	1,237,877
New York Liberty Development Corp.
2.63%, 09/15/2069	400,000	414,516
2.80%, 09/15/2069	1,025,000	1,000,574
5.00%, 09/15/2031	4,000,000	4,207,840
5.00%, 11/15/2044(3)	1,100,000	1,184,601
5.25%, 10/01/2035	2,285,000	3,320,082
5.38%, 11/15/2040(3)	6,200,000	6,685,894
5.75%, 11/15/2051	2,000,000	2,086,000
New York State Dormitory Authority
4.00%, 03/15/2032	20,000,000	22,435,000
4.00%, 02/15/2037	5,000,000	5,998,600
5.00%, 03/31/2021	13,750,000	13,911,700
5.00%, 12/01/2022(3)	900,000	967,860
5.00%, 07/01/2023	5,000	5,582
5.00%, 07/01/2023	245,000	274,059
5.00%, 12/15/2023	1,000,000	1,092,770
5.00%, 03/15/2024	3,700,000	4,267,580
5.00%, 05/01/2024	4,870,000	5,597,481
5.00%, 07/01/2024	5,000	5,809
5.00%, 07/01/2024	345,000	401,694
5.00%, 07/01/2025	5,000	6,027
5.00%, 07/01/2025	255,000	308,160
5.00%, 12/01/2026(3)	300,000	351,588
5.00%, 12/01/2026(3)	1,500,000	1,828,785
5.00%, 03/15/2027	2,500,000	2,980,875
5.00%, 12/01/2027(3)	500,000	583,370
5.00%, 10/01/2028	1,000,000	1,157,300
5.00%, 10/01/2028	1,735,000	2,187,956
5.00%, 12/01/2028(3)	600,000	697,188
5.00%, 03/15/2029	3,700,000	4,239,386

5.00%, 10/01/2029	1,430,000	1,792,534
5.00%, 12/01/2029(3)	450,000	520,749
5.00%, 10/01/2030	1,910,000	2,384,215
5.00%, 12/01/2030(3)	1,000,000	1,154,240
5.00%, 03/15/2031	6,090,000	8,316,626
5.00%, 02/15/2032	8,610,000	9,043,341
5.00%, 12/01/2033(3)	700,000	827,897
5.00%, 05/01/2048(1)	1,145,000	1,188,762
5.00%, 05/01/2048(1)	1,040,000	1,241,042
5.00%, 05/01/2048(1)	5,695,000	6,409,438
5.25%, 03/15/2033	6,000,000	7,313,580
5.25%, 03/15/2037	3,065,000	3,944,870
5.25%, 03/15/2038	1,930,000	2,476,518
New York State Environmental Facilities Corp.
5.00%, 06/15/2033	500,000	667,400
New York State Housing Finance Agency
0.75%, 05/01/2025	10,450,000	10,458,360
0.75%, 11/01/2025	2,785,000	2,785,975
0.75%, 11/01/2025	4,870,000	4,871,705
New York State Thruway Authority
5.00%, 01/01/2032	2,835,000	3,311,280
New York State Urban Development Corp.
3.00%, 03/15/2048	1,000,000	1,066,610
5.00%, 03/15/2022	360,000	380,873
5.00%, 03/15/2023	700,000	774,004
5.00%, 03/15/2024	400,000	461,220
5.00%, 03/15/2035	2,800,000	3,181,360
5.00%, 03/15/2035	3,000,000	4,002,990
5.00%, 03/15/2036	8,560,000	11,362,116
5.00%, 03/15/2047	2,220,000	2,855,186
New York Transportation Development Corp.
4.00%, 10/01/2030	3,860,000	4,414,759
4.00%, 12/01/2039	450,000	532,125
4.00%, 12/01/2040	500,000	589,990
4.00%, 12/01/2041	450,000	525,857
4.00%, 12/01/2042	500,000	574,200
4.00%, 12/01/2042	500,000	588,235
5.00%, 01/01/2023	270,000	291,119
5.00%, 12/01/2023	1,350,000	1,504,737
5.00%, 08/01/2026	1,000,000	1,016,280
5.00%, 12/01/2028	300,000	381,252
5.00%, 12/01/2028	400,000	498,832
5.00%, 12/01/2029	300,000	387,078
5.00%, 12/01/2030	250,000	327,595
5.00%, 01/01/2031	1,015,000	1,211,951
5.00%, 08/01/2031	5,105,000	5,179,125
5.00%, 12/01/2031	300,000	390,732
5.00%, 12/01/2032	1,775,000	2,296,211
5.00%, 01/01/2033	5,500,000	6,478,615
5.00%, 12/01/2033	400,000	515,588
5.00%, 12/01/2033	700,000	886,298
5.00%, 12/01/2034	400,000	505,936
5.00%, 12/01/2034	500,000	643,295
5.00%, 10/01/2035	9,000,000	11,073,780
5.00%, 12/01/2035	500,000	643,140
5.00%, 12/01/2035	800,000	1,006,720
5.00%, 12/01/2036	550,000	705,375
5.00%, 12/01/2037	500,000	627,000
5.00%, 12/01/2037	600,000	767,808
5.00%, 12/01/2038	500,000	639,005
5.00%, 10/01/2040	2,200,000	2,689,764
5.00%, 07/01/2041	2,300,000	2,521,973
5.00%, 07/01/2046	800,000	874,768
5.25%, 08/01/2031	500,000	564,560
5.38%, 08/01/2036	800,000	907,856
Oneida County Local Development Corp.
5.00%, 12/01/2025	320,000	363,114
5.00%, 12/01/2027	1,425,000	1,604,835
5.00%, 12/01/2028	1,000,000	1,122,140
Onondaga Civic Development Corp.
5.00%, 12/01/2033	1,000,000	1,349,530
Port Authority of New York & New Jersey
4.00%, 07/15/2037	2,500,000	2,994,850
5.00%, 09/15/2024	5,115,000	5,955,036
5.00%, 09/15/2025	1,000,000	1,008,470
5.00%, 09/15/2026	1,000,000	1,238,560
5.00%, 10/15/2028	4,000,000	4,749,920
5.00%, 09/15/2029	1,500,000	1,896,015
5.00%, 07/15/2031	5,000,000	5,016,400
5.00%, 10/15/2033	3,500,000	4,001,165
5.00%, 10/15/2033	6,000,000	7,303,740
5.00%, 12/01/2033	5,070,000	5,635,660
5.00%, 10/15/2037	4,665,000	5,299,580

5.25%, 07/15/2030	9,705,000	9,738,676
5.25%, 07/15/2036	6,000,000	6,019,800
State of New York Mortgage Agency
2.20%, 10/01/2029	1,000,000	1,061,650
2.65%, 10/01/2034	9,520,000	10,002,854
3.45%, 04/01/2026	2,185,000	2,447,353
Suffolk County Economic Development Corp.
5.00%, 07/01/2028	1,750,000	1,785,700
Tender Option Bond Trust Receipts/Certificates
0.17%, 11/15/2044(1)(3)	1,700,000	1,700,000
0.19%, 11/15/2026(1)(3)	1,600,000	1,600,000
0.24%, 01/01/2044(1)(3)	3,700,000	3,700,000
0.29%, 01/01/2028(1)(3)	2,900,000	2,900,000
0.32%, 01/01/2028(1)(3)	500,000	500,000
Tompkins County Development Corp.
5.00%, 07/01/2044	115,000	122,604
Town of Hempstead NY
4.00%, 06/15/2028	3,665,000	4,323,600
Triborough Bridge & Tunnel Authority
5.00%, 11/15/2028	500,000	663,325
5.00%, 11/15/2030	4,000,000	5,504,880
5.00%, 11/15/2033	8,000,000	10,819,680
5.00%, 11/15/2035	5,270,000	6,751,871
Utility Debt Securitization Authority
5.00%, 12/15/2032	640,000	725,094
5.00%, 12/15/2041	9,385,000	11,820,314
Westchester County Local Development Corp.
5.50%, 05/01/2042	150,000	163,343

Total New York		876,955,383

North Carolina – 1.31%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2031	1,500,000	1,567,890
5.00%, 01/15/2048(1)	5,000,000	5,269,050
County of New Hanover NC
5.00%, 10/01/2023	1,125,000	1,264,027
5.00%, 10/01/2027	100,000	126,878
5.00%, 10/01/2034	1,000,000	1,224,170
5.00%, 10/01/2047	840,000	1,001,398
Mecklenburg County Public Facilities Corp.
5.00%, 02/01/2023	2,160,000	2,372,911
North Carolina Capital Facilities Finance Agency
0.22%, 07/01/2034(1)	20,000,000	20,001,000
5.00%, 06/01/2021	500,000	509,100
North Carolina Eastern Municipal Power Agency
5.00%, 01/01/2021	1,965,000	1,965,000
North Carolina Medical Care Commission
2.20%, 12/01/2048(1)	2,285,000	2,340,023
2.55%, 06/01/2048(1)	3,955,000	4,240,591
4.88%, 07/01/2040	550,000	559,636
5.00%, 10/01/2023	110,000	118,627
5.00%, 10/01/2024	300,000	330,891
5.00%, 10/01/2025	250,000	267,452
5.00%, 10/01/2030	420,000	450,710
5.00%, 10/01/2030	2,100,000	2,275,623
5.00%, 10/01/2031	2,950,000	3,173,846
5.00%, 09/01/2037	3,000,000	3,074,250
5.00%, 10/01/2037	250,000	266,230
5.00%, 01/01/2039	1,225,000	1,314,817
5.00%, 07/01/2039	800,000	875,480
5.00%, 10/01/2040	900,000	1,084,095
5.00%, 09/01/2041	440,000	452,624
5.00%, 10/01/2043	2,000,000	2,158,740
5.00%, 07/01/2049	900,000	974,538
6.25%, 07/01/2035	1,000,000	1,053,280
North Carolina Turnpike Authority
4.00%, 01/01/2055	1,000,000	1,122,260
5.00%, 02/01/2024	18,535,000	21,007,198
5.00%, 01/01/2027	530,000	655,743
5.00%, 01/01/2032	1,000,000	1,197,270
5.00%, 07/01/2051	1,700,000	1,920,473
Raleigh Durham Airport Authority
5.00%, 05/01/2024	2,000,000	2,274,580
5.00%, 05/01/2025	3,000,000	3,529,170
State of North Carolina
5.00%, 03/01/2022	1,000,000	1,054,890
5.00%, 03/01/2023	2,335,000	2,570,018
5.00%, 05/01/2026	4,750,000	5,926,385
5.00%, 05/01/2027	7,500,000	9,637,425

Total North Carolina		111,208,289

North Dakota – 0.14%
North Dakota Housing Finance Agency
0.11%, 07/01/2036(1)	5,000,000	5,000,000
3.00%, 07/01/2051	6,500,000	7,160,660

Total North Dakota		12,160,660

Ohio – 2.35%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033	425,000	497,016
4.00%, 11/15/2034	500,000	583,565
4.00%, 11/15/2036	2,000,000	2,317,240
4.00%, 11/15/2037	1,600,000	1,844,992
5.25%, 11/15/2031	530,000	645,058
5.25%, 11/15/2032	645,000	781,688
5.25%, 11/15/2033	1,770,000	2,138,921
5.25%, 11/15/2046	1,255,000	1,482,657
American Municipal Power, Inc.
2.30%, 02/15/2038(1)	2,900,000	2,925,868
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2038	1,000,000	1,209,830
5.00%, 06/01/2055	37,020,000	41,880,356
City of Cleveland OH Airport System Revenue
5.00%, 01/01/2024	2,450,000	2,759,508
5.00%, 01/01/2048	2,000,000	2,381,960
City of Columbus OH
5.00%, 04/01/2033	1,345,000	1,774,808
City of Dayton OH Airport Revenue
5.00%, 12/01/2021	1,050,000	1,086,981
City of Hamilton OH Electric System Revenue
4.00%, 10/01/2037	1,000,000	1,191,890
Clermont County Port Authority
5.00%, 12/01/2029	750,000	900,172
5.00%, 12/01/2030	850,000	1,018,844
5.00%, 12/01/2031	650,000	777,731
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2043	125,000	136,006
5.50%, 12/01/2053	900,000	972,945
County of Allen OH Hospital Facilities Revenue
4.00%, 05/01/2033	9,620,000	10,102,443
5.00%, 12/01/2029	585,000	788,334
5.00%, 12/01/2030	585,000	790,861
5.00%, 08/01/2047(1)	500,000	530,135
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,800,550
5.00%, 02/15/2042	2,525,000	2,907,765
5.50%, 02/15/2052	1,790,000	2,125,339
5.50%, 02/15/2057	1,245,000	1,470,532
County of Fairfield OH
4.25%, 06/15/2024	1,470,000	1,567,946
County of Franklin OH
0.08%, 12/01/2028(1)	800,000	800,000
5.00%, 11/15/2033(1)	12,765,000	14,144,769
County of Hamilton OH
4.00%, 01/01/2021	450,000	450,000
5.00%, 01/01/2022	465,000	478,778
5.00%, 09/15/2034	1,050,000	1,336,587
5.25%, 06/01/2026	660,000	699,963
County of Marion OH
5.13%, 12/01/2049	575,000	630,367
County of Muskingum OH
4.00%, 02/15/2023	1,700,000	1,791,970
5.00%, 02/15/2048	2,080,000	2,159,206
County of Scioto OH
5.00%, 02/15/2029	1,500,000	1,729,620
County of Wood OH
5.00%, 12/01/2032	115,000	118,284
5.00%, 12/01/2042	145,000	147,297
Franklin County Convention Facilities Authority
5.00%, 12/01/2044	1,550,000	1,624,075
5.00%, 12/01/2051	2,135,000	2,227,851
Lancaster Port Authority
5.00%, 08/01/2049(1)	2,000,000	2,343,780
Miami University/Oxford OH
5.00%, 09/01/2030	475,000	645,083
5.00%, 09/01/2032	1,000,000	1,339,450
5.00%, 09/01/2034	700,000	847,609
Ohio Air Quality Development Authority
2.10%, 12/01/2027(1)	5,000,000	5,242,500
2.10%, 07/01/2028(1)	12,500,000	13,106,375
2.88%, 02/01/2026	5,400,000	5,651,424
3.25%, 09/01/2029	2,995,000	3,258,949
4.50%, 01/15/2048(3)	2,000,000	2,223,620
5.00%, 07/01/2049(3)	2,800,000	3,078,068
Ohio Higher Educational Facility Commission
5.00%, 05/01/2028	1,535,000	1,948,345
5.00%, 10/01/2032	1,000,000	1,275,030
5.00%, 05/01/2033	995,000	1,282,774
Ohio Housing Finance Agency

4.50%, 03/01/2050	230,000	260,404
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 12/01/2037	3,000,000	4,026,690
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000,000	1,056,090
5.75%, 12/01/2032	445,000	466,921
6.00%, 12/01/2042	550,000	573,001
State of Ohio
0.22%, 11/01/2035(1)	10,000,000	10,000,500
4.00%, 01/15/2050	450,000	507,110
5.00%, 08/01/2024	2,500,000	2,928,300
5.00%, 01/01/2030	1,170,000	1,500,303
5.00%, 10/01/2035	1,410,000	1,766,237
5.00%, 01/15/2050	1,000,000	1,238,640
Tender Option Bond Trust Receipts/Certificates
0.17%, 12/01/2043(1)(3)	600,000	600,000
University of Akron
4.00%, 01/01/2027	2,780,000	3,253,156
5.00%, 01/01/2037	6,675,000	7,806,680
University of Cincinnati
5.00%, 06/01/2028	250,000	314,680
5.00%, 06/01/2029	400,000	500,616

Total Ohio		199,773,043

Oklahoma – 0.79%
Cache Educational Facilities Authority
5.00%, 09/01/2023	500,000	557,550
5.00%, 09/01/2026	3,220,000	3,979,920
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500,000	1,737,390
5.00%, 09/01/2026	1,725,000	2,147,263
5.00%, 09/01/2028	1,120,000	1,379,056
Cleveland County Educational Facilities Authority
5.00%, 09/01/2024	440,000	506,669
5.00%, 09/01/2025	300,000	357,438
5.00%, 09/01/2026	375,000	460,001
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470,000	2,948,291
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515,000	599,321
5.00%, 12/01/2025	545,000	655,586
5.00%, 12/01/2026	820,000	1,012,930
Grady County School Finance Authority
5.00%, 09/01/2028	375,000	485,355
5.00%, 09/01/2030	1,235,000	1,585,184
Grand River Dam Authority
5.00%, 06/01/2023	1,000,000	1,113,420
Muskogee Industrial Trust
4.00%, 09/01/2030	2,000,000	2,339,980
Norman Regional Hospital Authority
4.00%, 09/01/2045	750,000	827,670
Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040,000	2,404,303
5.00%, 07/01/2026	2,195,000	2,659,703
5.00%, 07/01/2030	1,350,000	1,684,192
5.00%, 07/01/2032	2,960,000	3,655,482
5.00%, 07/01/2035	3,240,000	3,968,838
5.00%, 07/01/2043	1,065,000	1,278,564
Oklahoma County Finance Authority
5.13%, 04/01/2042	1,900,000	1,664,514
5.70%, 04/01/2025	410,000	410,193
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015,000	1,307,959
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015,000	1,050,637
4.00%, 12/01/2022	530,000	564,508
4.00%, 06/01/2023	1,305,000	1,412,545
5.00%, 08/01/2023	515,000	555,417
5.00%, 08/01/2026	75,000	86,581
5.00%, 08/15/2029	420,000	515,357
5.00%, 08/01/2030	1,010,000	1,197,820
5.25%, 08/15/2048	1,500,000	1,780,890
5.50%, 08/15/2052	830,000	995,792
5.50%, 08/15/2057	1,000,000	1,193,370
Oklahoma State University
5.00%, 09/01/2031	1,500,000	2,052,975
Oklahoma Turnpike Authority
5.00%, 01/01/2026	2,500,000	3,084,450
5.00%, 01/01/2027	3,000,000	3,811,890
5.00%, 01/01/2028	2,905,000	3,792,361
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120,000	1,376,906
5.00%, 06/01/2033	1,240,000	1,509,564
Tulsa County Industrial Authority

5.00%, 11/15/2023	230,000	243,943
5.00%, 11/15/2029	400,000	438,636

Total Oklahoma		67,390,414

Oregon – 0.55%
City of Eugene OR Electric Utility System Revenue
4.00%, 08/01/2036	300,000	373,050
Hillsboro School District No 1J
5.00%, 06/15/2028	1,525,000	1,953,357
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200,000	236,180
5.00%, 09/01/2032	270,000	317,593
5.00%, 09/01/2046	1,000,000	1,142,670
Medford Hospital Facilities Authority
5.00%, 08/15/2036	1,145,000	1,500,053
Oregon State Business Development Commission
5.00%, 03/01/2049(1)	10,000,000	10,513,000
Oregon State Lottery
5.00%, 04/01/2036	2,500,000	3,116,600
Port of Portland OR Airport Revenue
4.00%, 07/01/2040	5,800,000	6,714,486
5.00%, 07/01/2026	1,700,000	2,076,159
5.00%, 07/01/2027	1,000,000	1,248,220
5.00%, 07/01/2027	2,000,000	2,496,440
5.00%, 07/01/2028	2,000,000	2,542,640
5.00%, 07/01/2028	2,190,000	2,784,191
5.00%, 07/01/2029	750,000	950,872
5.00%, 07/01/2031	1,000,000	1,204,410
5.00%, 07/01/2032	1,000,000	1,123,070
5.00%, 07/01/2033	3,485,000	3,905,047
State of Oregon Housing & Community Services Department
3.50%, 01/01/2051	1,380,000	1,537,624
Yamhill County Hospital Authority
5.00%, 11/15/2051	1,005,000	1,063,029

Total Oregon		46,798,691

Pennsylvania – 5.15%
Allegheny County Hospital Development Authority
5.00%, 07/15/2025	2,370,000	2,859,926
5.00%, 07/15/2034	5,100,000	6,601,083
Allentown City School District
2.38%, 03/31/2021	1,400,000	1,400,098
5.00%, 02/01/2031	500,000	644,935
5.00%, 02/01/2033	470,000	599,762
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2022(3)	2,930,000	3,030,733
5.00%, 05/01/2025	1,000,000	1,049,060
5.00%, 05/01/2027(3)	1,250,000	1,430,087
5.00%, 05/01/2032(3)	2,025,000	2,219,906
5.00%, 05/01/2042(3)	1,750,000	1,914,640
5.00%, 05/01/2042(3)	4,345,000	4,691,123
Berks County Municipal Authority
5.00%, 02/01/2040(1)	500,000	574,245
5.00%, 02/01/2040(1)	875,000	973,595
5.00%, 02/01/2040(1)	6,510,000	7,042,127
Butler County General Authority
0.13%, 09/01/2027(1)	1,000,000	1,000,000
Capital Region Water Revenue
5.00%, 07/15/2023	1,750,000	1,944,302
5.00%, 07/15/2025	1,000,000	1,186,410
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430,000	492,930
5.00%, 07/15/2028	350,000	439,642
Chester County Industrial Development Authority
4.38%, 03/01/2028(3)	175,000	178,743
5.00%, 03/01/2038(3)	425,000	439,429
5.13%, 03/01/2048(3)	1,049,000	1,077,680
City of Philadelphia PA
5.00%, 08/01/2022	2,940,000	3,146,447
5.00%, 08/01/2023	4,000,000	4,456,120
5.00%, 07/15/2026	2,475,000	2,810,016
5.00%, 08/01/2027	1,500,000	1,904,310
5.00%, 08/01/2028	6,000,000	7,146,900
5.00%, 02/01/2029	3,175,000	4,174,839
5.00%, 08/01/2031	500,000	692,185
5.00%, 08/01/2031	8,000,000	9,994,640
5.00%, 08/01/2033	2,000,000	2,455,600
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2024	10,745,000	12,332,681
5.00%, 07/01/2025	12,450,000	14,769,933
5.00%, 07/01/2026	1,155,000	1,425,917
5.00%, 06/15/2027	2,315,000	2,358,568
5.00%, 07/01/2027	1,520,000	1,923,454
5.00%, 07/01/2029	230,000	293,889
5.00%, 07/01/2030	1,000,000	1,225,070

5.00%, 07/01/2031	2,000,000	2,441,420
5.00%, 07/01/2032	1,745,000	2,122,304
5.00%, 07/01/2033	1,000,000	1,211,520
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165,000	1,462,343
5.00%, 11/01/2027	1,540,000	1,977,791
5.00%, 07/01/2030	4,000,000	4,735,640
5.00%, 11/01/2032	1,000,000	1,257,890
City of Reading PA
5.00%, 11/01/2027	2,330,000	2,916,601
Coatesville School District
5.00%, 08/01/2025	875,000	1,043,122
Commonwealth Financing Authority
5.00%, 06/01/2023	750,000	829,702
5.00%, 06/01/2027	750,000	944,400
5.00%, 06/01/2027	1,500,000	1,894,140
5.00%, 06/01/2027	2,165,000	2,726,168
5.00%, 06/01/2028	2,555,000	3,299,093
5.00%, 06/01/2030	1,750,000	2,340,012
5.00%, 06/01/2031	1,255,000	1,688,364
Commonwealth of Pennsylvania
4.00%, 11/15/2028	6,325,000	6,516,141
4.00%, 04/01/2033	20,000,000	21,390,800
5.00%, 08/15/2021	1,015,000	1,045,186
5.00%, 11/01/2021	2,000,000	2,074,240
5.00%, 02/01/2023	895,000	981,457
5.00%, 01/01/2024	5,800,000	6,603,010
5.00%, 01/01/2027	2,095,000	2,650,636
County of Lancaster PA
4.00%, 11/01/2029	625,000	753,806
4.00%, 11/01/2030	560,000	672,454
County of Luzerne PA
5.00%, 12/15/2029	750,000	943,380
Cumberland County Municipal Authority
4.00%, 01/01/2033	1,500,000	1,568,640
Dauphin County General Authority
5.00%, 06/01/2035	1,000,000	1,180,800
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,346,144
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100,000	1,345,685
Doylestown Hospital Authority
4.00%, 07/01/2045	750,000	800,212
5.00%, 07/01/2046	3,700,000	4,105,076
5.00%, 07/01/2049	3,620,000	4,148,556
Easton Area School District
5.00%, 04/01/2029	1,000,000	1,229,720
5.00%, 04/01/2030	2,805,000	3,444,484
Franklin County Industrial Development Authority
5.00%, 12/01/2053	500,000	529,400
Geisinger Authority
5.00%, 04/01/2035	3,000,000	3,945,870
5.00%, 02/15/2039	1,500,000	1,818,840
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970,000	2,547,052
5.00%, 06/01/2044	1,085,000	1,381,324
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2021	275,000	279,846
5.00%, 07/01/2023	325,000	353,363
5.00%, 07/01/2030	780,000	909,145
5.00%, 07/01/2034	2,000,000	2,307,380
Lancaster City Parking Authority
4.00%, 09/01/2035	1,100,000	1,270,093
Lancaster County Hospital Authority
5.00%, 07/01/2023	775,000	816,858
5.00%, 12/01/2032	250,000	261,835
5.00%, 12/01/2037	820,000	847,175
5.00%, 07/01/2045	1,970,000	2,081,699
5.00%, 12/01/2047	2,010,000	2,040,713
Lehigh County Industrial Development Authority
1.80%, 02/15/2027(1)	1,025,000	1,047,683
1.80%, 09/01/2029(1)	1,925,000	1,968,774
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000,000	1,201,210
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2023	460,000	511,787
5.00%, 10/01/2023	50,000	54,249
5.00%, 09/01/2024	410,000	472,283
5.00%, 10/01/2028	1,000,000	1,148,060
5.00%, 09/01/2032	1,000,000	1,273,250
5.00%, 09/01/2033	305,000	386,572
5.00%, 10/01/2036	1,320,000	1,478,440
5.00%, 10/01/2040	1,595,000	1,776,814

Montgomery County Industrial Development Authority
5.25%, 01/15/2036	2,500,000	2,780,825
5.25%, 01/01/2040	1,510,000	1,586,330
5.38%, 01/01/2050	500,000	523,425
North Allegheny School District
4.00%, 05/01/2035	1,000,000	1,196,540
4.00%, 05/01/2036	705,000	840,797
Northampton County General Purpose Authority
1.15% (1 Month LIBOR USD + 1.04%), 08/15/2048(2)	1,625,000	1,630,882
5.00%, 08/15/2036	455,000	534,498
Pennsylvania Economic Development Financing Authority
0.18%, 12/01/2030(1)	1,185,000	1,185,000
0.40%, 10/01/2023	10,000,000	10,004,200
1.75%, 08/01/2038(1)	10,000,000	10,387,800
2.15%, 11/01/2021(1)	2,405,000	2,430,950
3.25%, 08/01/2039(3)	625,000	626,244
4.00%, 04/15/2037	1,000,000	1,182,700
5.00%, 04/15/2026	2,500,000	3,086,625
5.00%, 04/15/2027	4,600,000	5,838,044
5.00%, 04/15/2031	2,095,000	2,793,431
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000,000	2,133,880
5.00%, 06/15/2024	3,005,000	3,463,443
5.00%, 06/15/2025	1,855,000	2,218,005
5.00%, 08/15/2029	1,600,000	2,046,688
Pennsylvania Housing Finance Agency
3.50%, 04/01/2051	800,000	872,072
Pennsylvania State University
5.00%, 09/01/2021	1,400,000	1,444,184
5.00%, 09/01/2022	2,295,000	2,476,971
Pennsylvania Turnpike Commission
0.10%, 12/01/2039(1)	9,000,000	9,000,000
5.00%, 06/01/2028	2,085,000	2,532,274
5.00%, 06/01/2032	2,000,000	2,440,380
5.00%, 06/01/2033	3,155,000	3,834,366
5.00%, 12/01/2034	1,240,000	1,554,712
5.25%, 07/15/2029	410,000	567,583
Philadelphia Authority for Industrial Development
0.24%, 09/01/2050(1)	1,500,000	1,500,000
5.00%, 07/01/2031	205,000	220,004
5.00%, 07/01/2032	600,000	640,350
5.00%, 07/01/2037	150,000	157,884
5.00%, 06/15/2039	500,000	536,320
5.00%, 06/15/2040(3)	900,000	1,039,401
5.00%, 08/01/2040	620,000	743,219
5.00%, 06/15/2050	1,375,000	1,455,273
5.00%, 06/15/2050(3)	1,700,000	1,936,453
5.00%, 08/01/2050	1,050,000	1,229,623
Philadelphia Gas Works Co.
4.00%, 08/01/2036	1,000,000	1,200,630
5.00%, 08/01/2022	750,000	802,913
5.00%, 08/01/2024	425,000	494,339
5.00%, 08/01/2024	500,000	581,575
5.00%, 08/01/2025	450,000	542,093
5.00%, 08/01/2027	750,000	952,703
5.00%, 08/01/2028	625,000	810,081
5.00%, 08/01/2029	1,000,000	1,320,030
5.00%, 08/01/2031	1,755,000	2,340,995
5.00%, 08/01/2032	1,000,000	1,325,800
5.00%, 08/01/2033	1,250,000	1,648,638
5.00%, 08/01/2034	1,410,000	1,854,756
5.00%, 08/01/2035	1,000,000	1,311,810
5.00%, 08/01/2036	1,690,000	2,208,915
Pittsburgh Water & Sewer Authority
0.74% (SIFMA Municipal Swap Index Yield + 0.65%), 09/01/2040(2)	15,000,000	15,036,300
5.00%, 09/01/2038	1,000,000	1,290,830
Reading School District
5.00%, 02/01/2021	1,000,000	1,003,280
5.00%, 02/01/2022	1,920,000	2,013,120
5.00%, 03/01/2035	1,100,000	1,336,852
5.00%, 03/01/2036	1,250,000	1,517,063
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,440,345
School District of Philadelphia
5.00%, 09/01/2026	1,625,000	1,991,324
5.00%, 09/01/2029	1,500,000	1,960,155
5.00%, 09/01/2030	15,000	18,893
5.00%, 09/01/2030	3,985,000	4,824,560
5.00%, 09/01/2031	1,000,000	1,206,420
5.00%, 09/01/2031	1,200,000	1,518,780
5.00%, 09/01/2032	1,200,000	1,509,012
5.00%, 09/01/2032	2,200,000	2,813,404
5.00%, 09/01/2033	960,000	1,242,730

5.00%, 09/01/2033	1,500,000	1,906,710
Scranton School District
5.00%, 06/01/2033	530,000	669,915
5.00%, 06/01/2035	515,000	648,091
Southeastern Pennsylvania Transportation Authority
5.00%, 03/01/2026	875,000	1,077,834
St Mary Hospital Authority
5.00%, 11/15/2022	1,900,000	2,048,580
State Public School Building Authority
5.00%, 12/01/2022	1,355,000	1,477,004
5.00%, 12/01/2022	6,015,000	6,490,546
5.00%, 04/01/2023	2,500,000	2,648,400
5.00%, 12/01/2024	625,000	724,706
5.00%, 12/01/2024	625,000	738,438
5.00%, 06/15/2025	3,000,000	3,455,640
5.00%, 12/01/2025	425,000	494,585
5.00%, 12/01/2025	1,145,000	1,352,818
5.00%, 06/01/2026	180,000	213,026
5.00%, 12/01/2026	605,000	714,808
5.00%, 12/01/2026	645,000	746,284
5.00%, 06/01/2029	665,000	867,466
5.00%, 12/01/2032	725,000	920,417
5.00%, 12/01/2032	2,335,000	2,817,178
5.25%, 09/15/2030	1,000,000	1,261,480
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000,000	1,081,590
5.00%, 01/01/2038	2,125,000	2,264,974
Tender Option Bond Trust Receipts/Certificates
0.17%, 08/01/2050(1)(3)	4,500,000	4,500,000
0.42%, 12/01/2060(1)(3)	5,900,000	5,900,000
Upper Merion Area School District
5.00%, 01/15/2030	600,000	731,802
Waverly Township Municipal Authority
4.00%, 02/15/2029	1,030,000	1,219,077
York County School of Technology Authority
5.00%, 02/15/2023	1,200,000	1,315,920
5.00%, 02/15/2028	400,000	460,352

Total Pennsylvania		438,839,040

Puerto Rico – 1.84%
Commonwealth of Puerto Rico
5.50%, 07/01/2039(4)	1,000,000	730,000
8.00%, 07/01/2035(4)	8,750,000	5,993,750
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2022	140,000	144,550
4.50%, 07/01/2027	1,195,000	1,242,800
5.00%, 07/01/2022	300,000	315,375
5.00%, 07/01/2030	260,000	273,000
5.00%, 07/01/2030(3)	5,000,000	5,869,450
5.00%, 07/01/2033	4,020,000	4,215,975
5.00%, 07/01/2035(3)	3,000,000	3,454,170
5.00%, 07/01/2047(3)	8,000,000	9,000,480
5.13%, 07/01/2037	1,770,000	1,858,500
5.25%, 07/01/2029	1,560,000	1,645,800
5.25%, 07/01/2042	3,040,000	3,195,800
5.75%, 07/01/2037	4,730,000	5,019,712
6.13%, 07/01/2024	230,000	250,412
Puerto Rico Electric Power Authority
3.70%, 07/01/2050(4)	20,000	15,575
5.00%, 07/01/2024(4)	340,000	274,550
5.00%, 07/01/2026(4)	30,000	24,225
5.00%, 07/01/2027(4)	15,000	12,113
5.00%, 07/01/2027(4)	25,000	20,188
5.00%, 07/01/2028(4)	30,000	24,225
5.00%, 07/01/2028(4)	50,000	40,375
5.00%, 07/01/2032(4)	650,000	524,875
5.00%, 07/01/2037(4)	3,255,000	2,628,413
5.05%, 07/01/2042(4)	120,000	96,900
5.25%, 07/01/2023(4)	3,495,000	2,830,950
5.25%, 07/01/2024(4)	25,000	20,250
5.25%, 07/01/2026(4)	555,000	449,550
5.25%, 07/01/2027(4)	30,000	24,300
5.25%, 07/01/2027(4)	650,000	526,500
5.25%, 07/01/2028(4)	60,000	48,600
5.25%, 07/01/2033(4)	95,000	76,950
5.25%, 07/01/2040(4)	3,075,000	2,490,750
5.25%, 07/01/2050(4)	270,000	215,325
5.50%, 07/01/2038(4)	4,000,000	3,250,000
5.75%, 07/01/2036(4)	1,300,000	1,059,500
6.75%, 07/01/2036(4)	1,560,000	1,296,750
7.25%, 07/01/2030(4)	265,000	221,606
Puerto Rico Housing Finance Authority
5.00%, 12/01/2021	9,560,000	9,942,782
5.00%, 12/01/2022	5,735,000	6,208,367

5.00%, 12/01/2023	4,300,000	4,833,759
5.00%, 12/01/2024	9,270,000	10,787,777
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2024	2,400,000	2,263,800
0.00%, 07/01/2024	6,650,000	6,272,613
0.00%, 07/01/2027	407,000	362,372
0.00%, 07/01/2027	2,061,000	1,835,011
0.00%, 07/01/2029	2,569,000	2,181,749
0.00%, 07/01/2031	5,167,000	4,019,823
0.00%, 07/01/2033	12,567,000	8,998,349
0.00%, 07/01/2046	8,706,000	2,693,549
4.33%, 07/01/2040	1,052,000	1,139,253
4.33%, 07/01/2040	1,500,000	1,625,460
4.50%, 07/01/2034	2,582,000	2,822,875
4.75%, 07/01/2053	7,529,000	8,274,070
4.78%, 07/01/2058	500,000	549,720
5.00%, 07/01/2058	20,235,000	22,549,884

Total Puerto Rico		156,743,457

Rhode Island – 0.14%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,329,816
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031	710,000	785,374
5.00%, 09/01/2036	100,000	108,853
5.00%, 05/15/2039	700,000	788,424
Rhode Island Housing & Mortgage Finance Corp.
3.50%, 10/01/2050	1,195,000	1,332,066
4.00%, 10/01/2049	590,000	655,466
Rhode Island Student Loan Authority
3.50%, 12/01/2034	470,000	491,474
5.00%, 12/01/2024	600,000	698,490
5.00%, 12/01/2025	750,000	897,383
5.00%, 12/01/2026	1,000,000	1,219,190
5.00%, 12/01/2027	800,000	988,264
5.00%, 12/01/2027	1,000,000	1,235,330
Tobacco Settlement Financing Corp.
5.00%, 06/01/2024	1,455,000	1,662,061

Total Rhode Island		12,192,191

South Carolina – 1.17%
Aiken County Consolidated School District
4.00%, 04/01/2034	2,415,000	2,960,742
Connector 2000 Association, Inc.
0.00%, 01/01/2032	3,500,000	1,636,320
0.00%, 01/01/2042	2,790,222	624,145
0.00%, 07/22/2051	19,902,537	2,112,455
Lancaster County School District
5.00%, 03/01/2023	445,000	490,804
Lexington County Health Services District, Inc.
5.00%, 11/01/2022	250,000	270,095
5.00%, 11/01/2023	300,000	338,178
5.00%, 11/01/2024	780,000	910,510
Patriots Energy Group Financing Agency
4.00%, 10/01/2048(1)	31,875,000	35,089,275
Scago Educational Facilities Corp. for Sumter County School 17
4.00%, 12/01/2021	1,895,000	1,942,280
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060,000	1,192,224
South Carolina Jobs-Economic Development Authority
5.00%, 11/01/2028	700,000	760,949
5.00%, 04/01/2031	510,000	638,841
5.00%, 05/01/2037	500,000	506,180
5.00%, 05/01/2042	500,000	501,040
5.00%, 11/15/2042	585,000	620,012
5.00%, 05/01/2043	4,675,000	5,622,950
5.00%, 04/01/2047	2,000,000	2,140,980
5.00%, 04/01/2052	1,750,000	1,871,222
5.00%, 11/15/2054	1,000,000	1,045,900
6.00%, 02/01/2035(3)	525,000	419,281
6.25%, 02/01/2045(3)	995,000	744,678
South Carolina Ports Authority
5.00%, 07/01/2026	1,940,000	2,365,772
5.00%, 07/01/2027	3,120,000	3,896,662
5.00%, 07/01/2028	1,100,000	1,404,788
South Carolina Public Service Authority
5.00%, 12/01/2022	1,185,000	1,288,131
5.00%, 12/01/2032	1,500,000	1,820,490
5.00%, 12/01/2032	8,020,000	10,834,218
5.00%, 12/01/2035	1,500,000	1,835,790
5.00%, 12/01/2041	3,000,000	3,627,960
5.00%, 12/01/2049	1,900,000	2,136,550
5.75%, 12/01/2043	2,000,000	2,318,880
South Carolina State Housing Finance & Development Authority
4.00%, 01/01/2050	855,000	969,818

4.00%, 07/01/2050	765,000	873,997
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305,000	367,552
Tender Option Bond Trust Receipts/Certificates
0.34%, 05/30/2022(1)(3)	3,220,000	3,220,000

Total South Carolina		99,399,669

South Dakota – 0.24%
City of Sioux Falls SD
5.00%, 11/01/2042	750,000	778,305
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2024	355,000	415,094
5.00%, 09/01/2025	880,000	1,064,175
5.00%, 09/01/2026	2,000,000	2,490,840
5.00%, 11/01/2029	800,000	959,608
5.00%, 11/01/2030	1,000,000	1,195,970
5.00%, 07/01/2033(1)	2,630,000	3,000,620
5.00%, 11/01/2042	145,000	154,760
5.00%, 11/01/2045	1,500,000	1,744,200
South Dakota Housing Development Authority
4.00%, 11/01/2047	6,415,000	6,967,203
Tender Option Bond Trust Receipts/Certificates
0.24%, 09/01/2050(1)(3)	1,480,000	1,480,000

Total South Dakota		20,250,775

Tennessee – 1.05%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240,000	976,413
Chattanooga Health Educational & Housing Facility Board
5.00%, 10/01/2021	1,000,000	1,013,510
5.00%, 10/01/2022	325,000	335,975
5.00%, 10/01/2030	500,000	526,210
5.00%, 10/01/2032	1,215,000	1,269,578
5.00%, 10/01/2035	2,260,000	2,343,710
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2025	1,850,000	2,039,218
5.00%, 07/01/2035	1,275,000	1,562,818
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000,000	2,089,300
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825,000	1,978,008
5.00%, 04/01/2024	1,000,000	1,119,920
5.00%, 04/01/2027	1,740,000	2,109,802
Memphis-Shelby County Airport Authority
5.00%, 07/01/2022	1,000,000	1,064,810
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	200,000	196,584
5.50%, 07/01/2037	600,000	588,498
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(3)	1,050,000	1,115,121
5.13%, 06/01/2036(3)	3,290,000	3,547,311
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037(3)	1,590,000	1,532,442
Tender Option Bond Trust Receipts/Certificates
0.42%, 12/01/2060(1)(3)	2,100,000	2,100,000
Tennergy Corp.
5.00%, 02/01/2050(1)	11,590,000	13,454,252
Tennessee Energy Acquisition Corp.
4.00%, 05/01/2048(1)	6,895,000	7,417,917
4.00%, 11/01/2049(1)	7,070,000	8,122,228
5.00%, 02/01/2027	2,725,000	3,308,532
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000,000	29,637,750

Total Tennessee		89,449,907

Texas – 8.02%
Alamito Public Facility Corp.
1.51%, 05/01/2037(1)	5,000,000	5,038,100
1.95%, 04/01/2036(1)	7,000,000	7,004,270
2.50%, 11/01/2021(1)	15,000,000	15,102,300
Alamo Community College District
4.00%, 02/15/2021	715,000	718,110
4.00%, 02/15/2022	665,000	693,489
4.00%, 02/15/2023	1,000,000	1,078,900
Atascosa County Industrial Development Corp.
5.00%, 12/15/2025	600,000	717,828
5.00%, 12/15/2026	600,000	733,722
5.00%, 12/15/2028	1,505,000	1,907,527
5.00%, 12/15/2030	1,550,000	2,027,462
5.00%, 12/15/2032	2,700,000	3,477,681
5.00%, 12/15/2034	2,600,000	3,323,138
5.00%, 12/15/2036	2,780,000	3,527,181
5.00%, 12/15/2037	1,435,000	1,815,261
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430,000	500,821
5.00%, 08/01/2028	310,000	395,721

5.00%, 08/01/2031	300,000	377,622
5.00%, 08/01/2031	580,000	730,069
Austin Convention Enterprises, Inc.
5.00%, 01/01/2023	250,000	246,580
5.00%, 01/01/2025	150,000	147,397
5.00%, 01/01/2028	400,000	418,720
5.00%, 01/01/2029	425,000	443,037
5.00%, 01/01/2030	720,000	716,731
5.00%, 01/01/2032	1,700,000	1,774,171
5.00%, 01/01/2034	730,000	733,154
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425,000	1,526,731
5.00%, 10/01/2025	1,780,000	1,981,567
5.00%, 10/01/2026	1,400,000	1,578,682
5.00%, 10/01/2028	1,925,000	2,172,516
5.00%, 10/01/2030	2,175,000	2,420,427
5.00%, 10/01/2033	2,000,000	2,189,560
5.00%, 10/01/2034	2,000,000	2,183,520
5.00%, 10/01/2036	1,000,000	1,087,070
Baytown Area Water Authority
5.00%, 05/01/2023	1,000,000	1,105,110
5.00%, 05/01/2024	1,000,000	1,149,380
5.00%, 05/01/2025	1,000,000	1,193,310
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2045	290,000	303,697
5.25%, 12/01/2035	525,000	583,375
Board of Regents of the University of Texas System
2.50%, 08/15/2036(1)	2,630,000	2,657,352
4.00%, 08/15/2036	10,785,000	11,937,809
5.00%, 08/15/2021	505,000	520,079
Central Texas Regional Mobility Authority
4.00%, 01/01/2022	5,000,000	5,076,900
4.00%, 01/01/2033	965,000	1,160,519
4.00%, 01/01/2033	1,000,000	1,183,290
4.00%, 01/01/2036	500,000	594,985
4.00%, 01/01/2037	620,000	734,024
5.00%, 01/01/2022	500,000	522,165
5.00%, 01/01/2024	175,000	197,440
5.00%, 01/01/2025	225,000	262,510
5.00%, 01/01/2025	11,045,000	12,695,565
5.00%, 01/01/2028	300,000	357,444
5.00%, 01/01/2029	750,000	963,120
5.00%, 01/01/2031	500,000	660,230
5.00%, 01/01/2031	600,000	792,276
5.00%, 01/01/2032	500,000	655,515
5.00%, 01/01/2034	1,475,000	1,709,717
5.00%, 01/01/2040	2,250,000	2,617,087
5.00%, 01/01/2046	1,600,000	1,842,912
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,830,000
5.00%, 08/15/2042	1,400,000	1,575,098
City of Arlington TX
4.00%, 08/15/2029	960,000	1,221,072
City of Arlington TX Special Tax Revenue
5.00%, 02/15/2045	530,000	532,337
City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140,000	1,410,989
5.00%, 11/15/2028	1,000,000	1,150,760
5.00%, 11/15/2044	255,000	285,414
City of Dallas TX
5.00%, 02/15/2023	1,000,000	1,052,740
5.00%, 02/15/2024	1,055,000	1,209,441
5.00%, 02/15/2027	8,125,000	10,304,044
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530,000	643,144
5.00%, 10/01/2031	800,000	987,440
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,730,010
City of Fort Worth TX
5.00%, 03/01/2023	1,000,000	1,102,710
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700,000	876,848
City of Houston TX
5.00%, 03/01/2023	1,975,000	2,178,741
5.00%, 03/01/2025	750,000	896,392
5.00%, 03/01/2029	1,000,000	1,260,800
City of Houston TX Airport System Revenue
4.75%, 07/01/2024	2,000,000	2,079,320
5.00%, 07/01/2027	1,625,000	1,823,120
5.00%, 07/01/2027	3,000,000	3,807,150
5.00%, 07/15/2027	2,325,000	2,609,324
5.00%, 07/01/2029	1,000,000	1,263,840
5.00%, 07/01/2031	1,750,000	2,184,210

5.00%, 07/01/2032	1,750,000	2,170,910
5.00%, 07/15/2035	800,000	852,304
City of Houston TX Combined Utility System Revenue
5.00%, 11/15/2022	200,000	218,060
5.00%, 11/15/2023	225,000	255,676
5.00%, 05/15/2028	410,000	472,103
5.00%, 11/15/2030	2,005,000	2,654,901
5.00%, 11/15/2033	400,000	491,484
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100,000	2,408,217
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000,000	2,506,420
5.00%, 07/01/2028	1,750,000	2,229,115
5.00%, 07/01/2030	1,000,000	1,284,070
City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045(1)	22,440,000	23,134,069
1.75%, 02/01/2049(1)	4,000,000	4,210,840
2.00%, 02/01/2033(1)	1,115,000	1,123,039
5.00%, 02/01/2030	1,000,000	1,280,280
City of Waco TX
5.00%, 02/01/2025	1,710,000	1,952,700
Clifton Higher Education Finance Corp.
6.13%, 08/15/2048	4,750,000	5,493,137
Coppell Independent School District
4.00%, 08/15/2034	2,310,000	2,785,028
4.00%, 08/15/2036	2,580,000	3,085,319
5.00%, 08/15/2033	2,985,000	3,848,740
County of Comal TX
4.00%, 02/01/2023	1,000,000	1,075,100
County of El Paso TX
5.00%, 02/15/2029	1,500,000	1,897,770
5.00%, 02/15/2031	1,280,000	1,560,013
County of Harris TX
5.00%, 10/01/2027	5,000,000	6,480,400
County of Williamson TX
5.00%, 02/15/2021	1,000,000	1,005,450
Cypress-Fairbanks Independent School District
1.25%, 02/15/2036(1)	390,000	395,951
1.25%, 02/15/2036(1)	1,190,000	1,208,159
2.13%, 02/15/2040(1)	10,000,000	10,114,300
5.00%, 02/15/2027	470,000	575,468
Dallas Area Rapid Transit
5.00%, 12/01/2024	550,000	651,255
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125,000	1,279,901
Dallas Fort Worth International Airport
4.00%, 11/01/2034	1,930,000	2,356,800
4.00%, 11/01/2035	3,870,000	4,709,713
5.00%, 11/01/2031	2,310,000	3,118,870
5.00%, 11/01/2032	1,600,000	1,771,664
5.00%, 11/01/2037	10,100,000	10,492,890
5.00%, 11/01/2038	3,110,000	3,230,979
5.00%, 11/01/2042	8,710,000	9,048,819
5.00%, 11/01/2044	300,000	321,990
Dallas Independent School District
5.00%, 02/15/2036(1)	85,000	89,526
5.00%, 02/15/2036	1,045,000	1,100,646
5.00%, 02/15/2036(1)	2,175,000	2,290,819
5.00%, 02/15/2036(1)	2,180,000	2,293,556
Denton Independent School District
0.00%, 08/15/2025	500,000	491,300
2.00%, 08/01/2044(1)	5,275,000	5,576,783
El Paso County Hospital District
5.00%, 08/15/2027	1,260,000	1,345,088
5.00%, 08/15/2029	50,000	53,106
Forney Independent School District
5.00%, 02/15/2030	710,000	941,041
5.00%, 02/15/2031	1,000,000	1,320,690
5.00%, 02/15/2032	1,345,000	1,769,267
Fort Bend Independent School District
0.88%, 08/01/2050(1)	3,540,000	3,585,383
1.50%, 08/01/2042(1)	940,000	946,665
Fort Worth Independent School District
5.00%, 02/15/2022	450,000	474,273
5.00%, 02/15/2026	1,365,000	1,691,535
Grand Parkway Transportation Corp.
5.00%, 02/01/2023	1,580,000	1,717,144
5.00%, 10/01/2031	2,630,000	3,391,911
5.00%, 10/01/2033	1,205,000	1,540,484
5.00%, 10/01/2034	1,500,000	1,914,255
5.00%, 10/01/2052(1)	9,610,000	10,691,605
Gregg County Health Facilities Development Corp.
4.50%, 07/01/2032	635,000	674,097

5.00%, 07/01/2042	25,000	26,725
Gulf Coast Industrial Development Authority
4.88%, 05/01/2025	2,250,000	2,286,787
Harlandale Independent School District
5.00%, 08/01/2030	1,305,000	1,621,319
Harris County Cultural Education Facilities Finance Corp.
0.90%, 05/15/2050(1)	1,630,000	1,632,233
5.00%, 06/01/2021	1,100,000	1,119,888
5.00%, 01/01/2043	180,000	184,516
5.00%, 07/01/2049(1)	1,290,000	1,397,509
5.00%, 07/01/2049(1)	1,480,000	1,738,674
5.00%, 07/01/2049(1)	5,000,000	6,277,550
Hays Consolidated Independent School District
2.70%, 08/15/2042(1)	2,900,000	2,999,992
Houston Independent School District
2.25%, 06/01/2039(1)	5,000,000	5,136,650
2.40%, 06/01/2030(1)	7,000,000	7,060,690
4.00%, 06/01/2039(1)	4,415,000	4,786,566
5.00%, 02/15/2030	1,000,000	1,222,710
Irving Hospital Authority
5.00%, 10/15/2035	625,000	738,650
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	1,250,000	1,342,175
5.00%, 11/01/2035	1,000,000	1,171,670
5.25%, 11/01/2040	3,015,000	3,027,000
Lower Colorado River Authority
5.00%, 05/15/2021	800,000	813,968
5.00%, 05/15/2022	565,000	601,844
5.00%, 05/15/2022	1,025,000	1,091,840
5.00%, 05/15/2026	1,000,000	1,238,960
5.00%, 05/15/2036	1,425,000	1,822,190
Midlothian Independent School District
2.00%, 08/01/2051(1)	1,065,000	1,121,647
Mission Economic Development Corp.
0.30%, 01/01/2026(1)	2,000,000	1,999,980
4.63%, 10/01/2031(3)	3,955,000	4,204,640
Montgomery County Toll Road Authority
5.00%, 09/15/2032	50,000	56,450
5.00%, 09/15/2033	270,000	303,782
5.00%, 09/15/2034	55,000	61,779
5.00%, 09/15/2035	1,145,000	1,283,534
5.00%, 09/15/2036	75,000	83,875
5.00%, 09/15/2037	1,245,000	1,389,445
5.00%, 09/15/2038	125,000	139,290
5.00%, 09/15/2043	380,000	420,060
5.00%, 09/15/2048	1,070,000	1,176,251
New Hope Cultural Education Facilities Finance Corp.
5.00%, 08/15/2024	730,000	848,369
5.00%, 08/15/2026	200,000	248,390
5.00%, 08/15/2027	375,000	478,755
5.00%, 04/01/2029	1,000,000	1,016,960
5.00%, 08/15/2030	3,500,000	4,405,835
5.00%, 04/01/2031	335,000	330,752
5.00%, 10/01/2031	160,000	171,971
5.00%, 11/01/2031	1,750,000	1,982,995
5.00%, 04/01/2034	475,000	441,422
5.00%, 10/01/2034	185,000	196,187
5.00%, 07/01/2035	2,100,000	1,743,000
5.00%, 04/01/2036	820,000	801,558
5.00%, 04/01/2037	1,310,000	1,314,650
5.00%, 10/01/2039	250,000	261,735
5.00%, 07/01/2040	4,000,000	4,128,080
5.00%, 11/01/2040	1,100,000	1,214,081
5.00%, 07/01/2047	1,075,000	892,250
5.00%, 04/01/2048	1,250,000	1,185,812
5.00%, 07/01/2058	275,000	317,644
5.25%, 10/01/2049	575,000	601,732
5.50%, 11/15/2052	250,000	215,042
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505,000	591,032
North East Independent School District
1.42%, 08/01/2040(1)	440,000	440,356
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System
5.00%, 06/01/2027	1,025,000	1,318,724
5.00%, 06/01/2028	1,050,000	1,339,706
5.00%, 06/01/2029	600,000	761,166
North Texas Tollway Authority
5.00%, 01/01/2023	235,000	256,787
5.00%, 01/01/2025	860,000	1,014,146
5.00%, 01/01/2030	75,000	89,631
5.00%, 01/01/2030	6,250,000	7,055,438
5.00%, 01/01/2031	105,000	124,971
5.00%, 01/01/2031	500,000	599,675

5.00%, 01/01/2031	1,100,000	1,384,097
5.00%, 01/01/2031	1,900,000	2,143,637
5.00%, 01/01/2032	1,100,000	1,378,652
5.00%, 01/01/2033	500,000	606,455
5.00%, 01/01/2033	1,250,000	1,553,888
5.00%, 01/01/2033	3,150,000	3,637,494
5.00%, 01/01/2034	1,400,000	1,729,644
5.00%, 01/01/2035	1,500,000	1,850,925
5.00%, 01/01/2036	550,000	652,355
5.00%, 01/01/2039	170,000	200,024
5.00%, 01/01/2040	2,000,000	2,142,480
5.50%, 09/01/2041	5,840,000	6,043,816
Northside Independent School District
0.70%, 06/01/2050(1)	24,595,000	24,826,931
1.60%, 08/01/2049(1)	15,030,000	15,595,128
Old Spanish Trail-Alemda Corridors Redevelopment Authority
4.00%, 09/01/2033	1,360,000	1,606,255
Pasadena Independent School District
1.50%, 02/15/2044(1)	4,295,000	4,464,781
Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235,000	288,982
Pflugerville Independent School District
2.50%, 02/15/2039(1)	7,500,000	7,916,400
Plano Independent School District
5.00%, 02/15/2022	1,000,000	1,053,940
Port Beaumont Navigation District
4.00%, 01/01/2050(3)	1,035,000	1,041,831
Port of Port Arthur Navigation District
0.18%, 04/01/2040(1)	700,000	700,000
Rockwall Independent School District
0.00%, 02/15/2024	1,005,000	988,538
San Antonio Water System
5.00%, 05/15/2032	3,000,000	3,320,520
Southwest Houston Redevelopment Authority
4.00%, 09/01/2031	400,000	474,260
4.00%, 09/01/2032	400,000	470,468
4.00%, 09/01/2033	425,000	495,695
4.00%, 09/01/2034	355,000	413,018
4.00%, 09/01/2035	225,000	260,989
4.00%, 09/01/2036	700,000	809,592
5.00%, 09/01/2028	350,000	436,055
5.00%, 09/01/2029	345,000	436,287
5.00%, 09/01/2030	300,000	384,915
State of Texas
1.85%, 08/01/2029(1)	515,000	515,422
2.25%, 08/01/2029(1)	2,435,000	2,438,482
4.00%, 10/01/2032	1,200,000	1,332,192
5.00%, 08/01/2025	2,035,000	2,282,090
5.00%, 08/01/2026	1,000,000	1,167,810
5.00%, 04/01/2027	5,000,000	6,207,100
5.00%, 04/01/2039	10,000,000	11,548,800
5.50%, 08/01/2026	1,000,000	1,274,230
5.50%, 08/01/2032	1,000,000	1,264,180
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2022	300,000	320,319
5.00%, 07/01/2026	1,775,000	2,185,966
5.00%, 11/15/2035	1,015,000	990,001
5.00%, 11/15/2035	1,750,000	1,889,143
5.00%, 11/15/2037	4,400,000	5,273,444
5.00%, 11/15/2040	1,650,000	1,877,634
5.00%, 11/15/2040	1,800,000	1,927,962
5.00%, 11/15/2045	1,175,000	1,101,868
5.00%, 11/15/2046	1,615,000	1,821,736
5.75%, 12/01/2054	530,708	557,753
Tender Option Bond Trust Receipts/Certificates
0.42%, 04/01/2059(1)(3)	3,300,000	3,300,000
0.42%, 11/01/2060(1)(3)	3,400,000	3,400,000
Texas A&M University
3.00%, 05/15/2028	2,300,000	2,583,268
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036	1,650,940	1,756,963
3.50%, 03/01/2051	6,765,000	7,670,157
4.00%, 03/01/2050	1,750,000	2,000,478
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2022	450,000	491,162
5.25%, 12/15/2025	3,000,000	3,672,510
6.25%, 12/15/2026	6,600,000	7,920,132
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2029	5,000,000	5,368,150
5.00%, 12/15/2032	3,000,000	3,204,030
Texas Municipal Power Agency
5.00%, 09/01/2033	920,000	922,990
5.00%, 09/01/2034	945,000	948,071

5.00%, 09/01/2035	1,200,000	1,203,900
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 12/31/2032	2,500,000	3,015,025
4.00%, 12/31/2033	2,040,000	2,445,389
4.00%, 06/30/2036	1,175,000	1,396,875
5.00%, 12/31/2050	4,410,000	4,866,435
5.00%, 12/31/2055	2,755,000	3,034,743
Texas Public Finance Authority
5.00%, 02/01/2028	2,300,000	2,996,210
Texas State University System
5.00%, 03/15/2026	800,000	991,728
5.00%, 03/15/2029	610,000	774,560
5.00%, 03/15/2032	1,325,000	1,661,855
Texas Transportation Commission
0.00%, 08/01/2034	1,060,000	680,329
0.00%, 08/01/2037	725,000	394,509
0.00%, 08/01/2038	800,000	412,168
0.00%, 08/01/2039	710,000	346,743
0.00%, 08/01/2040	1,500,000	691,500
5.00%, 08/01/2057	2,930,000	3,410,110
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,020,000	5,675,662
Texas Water Development Board
4.00%, 08/01/2034	5,090,000	6,423,682
4.00%, 08/01/2035	5,400,000	6,795,522
5.00%, 04/15/2028	1,500,000	1,978,080
5.00%, 10/15/2028	2,370,000	3,165,491
5.00%, 04/15/2029	2,000,000	2,703,640
5.00%, 10/15/2029	4,100,000	5,605,848
5.00%, 04/15/2030	2,000,000	2,764,480
5.00%, 10/15/2030	3,060,000	4,279,838
University of Houston
5.00%, 02/15/2030	860,000	1,044,324
Uptown Development Authority
5.00%, 09/01/2033	715,000	830,866
Viridian Municipal Management District
4.00%, 12/01/2029	520,000	577,928
4.00%, 12/01/2031	560,000	618,761
4.00%, 12/01/2032	580,000	638,760
4.00%, 12/01/2033	605,000	664,357

Total Texas		682,512,002

Utah – 0.25%
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2025	1,000,000	1,183,420
5.00%, 07/01/2026	1,700,000	2,068,016
5.00%, 07/01/2026	3,000,000	3,649,440
5.00%, 07/01/2030	1,000,000	1,248,350
5.00%, 07/01/2042	2,500,000	2,983,025
5.25%, 07/01/2048	3,000,000	3,650,040
State of Utah
5.00%, 07/01/2023	1,760,000	1,971,569
Utah Charter School Finance Authority
4.50%, 06/15/2027(3)	1,000,000	1,086,660
Utah Transit Authority
4.00%, 12/15/2031	2,880,000	3,262,090

Total Utah		21,102,610

Vermont – 0.05%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000,000	1,124,680
5.00%, 10/15/2029	890,000	988,123
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800,000	941,120
5.00%, 06/15/2026	500,000	601,335
5.00%, 06/15/2027	700,000	831,236

Total Vermont		4,486,494

Virgin Islands – 0.04%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000,000	3,201,840

Total Virgin Islands		3,201,840

Virginia – 1.29%
Arlington County Industrial Development Authority
5.00%, 07/01/2027	905,000	1,149,151
Chesapeake Bay Bridge & Tunnel District
5.00%, 11/01/2023	7,700,000	8,606,059
5.00%, 07/01/2046	4,535,000	5,228,129
5.00%, 07/01/2051	1,670,000	1,912,417
City of Norfolk VA Water Revenue
5.00%, 11/01/2022	1,645,000	1,790,122
County of Botetourt VA
4.75%, 07/01/2023	60,000	61,822
6.00%, 07/01/2034	1,500,000	1,642,275
County of Loudoun VA
5.00%, 12/01/2023	825,000	939,972

Fairfax County Economic Development Authority
5.00%, 12/01/2042	1,290,000	1,356,835
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175,000	1,247,251
5.00%, 05/15/2044	975,000	1,113,889
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	562,405
Hampton Roads Transportation Accountability Commission
5.00%, 07/01/2027	835,000	1,078,010
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,120,000	1,131,827
5.00%, 07/01/2047	2,080,000	2,100,467
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	3,870,000	3,870,542
5.00%, 01/01/2046	240,000	247,428
5.00%, 01/01/2049	500,000	524,625
Salem Economic Development Authority
5.00%, 04/01/2030	710,000	853,740
5.00%, 04/01/2031	400,000	477,272
5.00%, 04/01/2032	700,000	829,556
5.00%, 04/01/2033	350,000	412,069
5.00%, 04/01/2034	925,000	1,084,618
Stafford County Economic Development Authority
4.00%, 06/15/2037	50,000	55,205
5.00%, 06/15/2030	150,000	178,895
5.00%, 06/15/2033	150,000	177,110
5.00%, 06/15/2034	500,000	589,300
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	3,000,000	681,900
Virginia College Building Authority
5.00%, 02/01/2023	700,000	770,224
5.00%, 09/01/2023	1,000,000	1,126,130
5.00%, 02/01/2024	2,475,000	2,836,127
5.00%, 02/01/2026	1,000,000	1,237,130
5.00%, 02/01/2030	1,500,000	1,943,265
5.00%, 07/01/2030(3)	500,000	532,185
5.00%, 02/01/2034	1,000,000	1,342,240
5.00%, 07/01/2045(3)	500,000	519,315
5.00%, 07/01/2045(3)	1,000,000	1,038,630
5.25%, 07/01/2035(3)	1,000,000	1,061,440
Virginia Commonwealth Transportation Board
5.00%, 09/15/2022	1,000,000	1,057,850
5.00%, 09/15/2023	2,500,000	2,821,325
Virginia Port Authority
5.00%, 07/01/2023	1,000,000	1,111,730
Virginia Public Building Authority
5.00%, 08/01/2022	1,050,000	1,129,590
5.00%, 08/01/2022	1,490,000	1,602,942
Virginia Public School Authority
5.00%, 08/01/2022	2,505,000	2,695,305
5.00%, 08/01/2022	3,275,000	3,522,164
Virginia Small Business Financing Authority
5.00%, 01/01/2026	750,000	903,015
5.00%, 01/01/2027	1,000,000	1,235,930
5.00%, 07/01/2034	1,000,000	1,038,450
5.00%, 01/01/2040	3,540,000	3,675,051
5.00%, 01/01/2040	4,135,000	4,292,750
5.00%, 01/01/2044	1,160,000	1,203,790
5.00%, 01/01/2048(1)(3)	500,000	518,210
5.00%, 07/01/2049	5,860,000	6,079,398
5.00%, 12/31/2049	3,105,000	3,617,636
5.00%, 12/31/2052	1,500,000	1,744,695
5.00%, 12/31/2056	4,705,000	5,457,141
5.50%, 01/01/2042	6,590,000	6,901,641
Wise County Industrial Development Authority
0.75%, 10/01/2040(1)	3,000,000	3,028,530
1.20%, 11/01/2040(1)	3,285,000	3,361,869
York County Economic Development Authority
1.90%, 05/01/2033(1)	600,000	621,798

Total Virginia		109,930,387

Washington – 3.01%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,000,000	1,102,310
Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033	2,000,000	2,536,860
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2035	960,000	1,154,141
Chelan County Public Utility District No 1
4.00%, 07/01/2035	750,000	934,882
City of Kent WA
5.00%, 12/01/2027	695,000	866,026
City of Seattle WA Municipal Light & Power Revenue
0.58% (SIFMA Municipal Swap Index Yield + 0.49%), 11/01/2046(2)	5,000,000	5,015,900

4.00%, 01/01/2032	3,385,000	4,074,118
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675,000	825,876
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460,000	564,618
Clark County Public Utility District No 1
5.00%, 01/01/2022	425,000	445,319
5.00%, 01/01/2023	375,000	410,711
5.00%, 01/01/2023	750,000	821,422
5.00%, 01/01/2024	395,000	450,960
County of King WA Sewer Revenue
5.00%, 01/01/2047	29,000,000	33,090,740
East Pierce Fire & Rescue
5.00%, 12/01/2029	635,000	837,489
5.00%, 12/01/2031	925,000	1,209,345
Energy Northwest
4.00%, 07/01/2044	8,000,000	8,332,080
5.00%, 07/01/2028	15,000,000	19,851,900
5.00%, 07/01/2034	6,890,000	9,359,789
King & Snohomish Counties School District No 417 Northshore
4.00%, 12/01/2033	5,500,000	6,062,430
King County Housing Authority
4.00%, 06/01/2026	450,000	523,323
4.00%, 06/01/2027	620,000	732,356
4.00%, 06/01/2028	1,115,000	1,333,629
4.00%, 06/01/2029	840,000	1,018,256
4.00%, 06/01/2030	400,000	491,004
4.00%, 06/01/2031	650,000	790,692
4.00%, 11/01/2031	1,640,000	2,015,855
4.00%, 06/01/2032	625,000	755,819
4.00%, 11/01/2032	1,705,000	2,082,760
4.00%, 06/01/2033	500,000	601,220
4.00%, 06/01/2034	525,000	629,333
4.00%, 06/01/2035	735,000	875,400
5.00%, 11/01/2027	1,000,000	1,273,590
5.00%, 11/01/2028	1,430,000	1,863,776
5.00%, 11/01/2029	750,000	997,762
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500,000	5,376,510
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600,000	2,054,768
5.00%, 12/01/2036	3,205,000	4,090,702
5.00%, 12/01/2037	1,425,000	1,808,696
5.00%, 12/01/2038	865,000	1,095,384
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800,000	3,314,192
Port of Seattle WA
5.00%, 07/01/2024	595,000	657,416
5.00%, 04/01/2029	5,050,000	6,479,453
5.00%, 04/01/2030	2,000,000	2,273,280
5.00%, 04/01/2034	1,000,000	1,126,870
5.00%, 04/01/2036	3,130,000	3,901,107
5.00%, 01/01/2037	3,500,000	4,333,175
Seattle Housing Authority
0.24%, 06/01/2040(1)	600,000	600,000
Snohomish County Housing Authority
5.00%, 04/01/2031	1,135,000	1,444,742
State of Washington
5.00%, 09/01/2021	2,670,000	2,754,265
5.00%, 08/01/2027	235,000	294,467
5.00%, 08/01/2027	550,000	665,891
5.00%, 08/01/2028	235,000	293,144
5.00%, 08/01/2030	235,000	291,828
5.00%, 08/01/2030	1,830,000	2,345,566
5.00%, 06/01/2034	660,000	850,483
5.00%, 07/01/2036	1,505,000	1,967,517
Tender Option Bond Trust Receipts/Certificates
0.24%, 03/01/2028(1)(3)	3,000,000	3,000,000
Thurston & Pierce Counties Community Schools
5.00%, 12/01/2029	675,000	893,275
5.00%, 12/01/2031	1,100,000	1,440,098
Tobacco Settlement Authority
5.00%, 06/01/2023	500,000	556,030
5.00%, 06/01/2024	1,000,000	1,111,040
Washington Health Care Facilities Authority
1.14% (SIFMA Municipal Swap Index Yield + 1.05%), 01/01/2042(2)	5,000,000	5,047,150
5.00%, 08/15/2022	1,200,000	1,288,356
5.00%, 08/15/2023	650,000	729,183
5.00%, 10/01/2024	465,000	503,404
5.00%, 07/01/2025	360,000	428,659
5.00%, 08/01/2028	1,005,000	1,282,370
5.00%, 07/01/2029	115,000	144,103
5.00%, 07/01/2030	410,000	511,225

5.00%, 08/01/2030	3,500,000	4,537,715
5.00%, 08/15/2030	1,000,000	1,169,280
5.00%, 08/15/2031	845,000	984,459
5.00%, 09/01/2031	185,000	246,377
5.00%, 08/15/2032	480,000	556,752
5.00%, 09/01/2032	180,000	238,219
5.00%, 09/01/2033	225,000	296,282
5.00%, 07/01/2034	105,000	129,018
5.00%, 09/01/2034	450,000	591,116
5.00%, 09/01/2035	365,000	478,051
5.00%, 10/01/2038	11,320,000	13,031,244
5.00%, 07/01/2042	2,415,000	2,913,577
5.00%, 08/01/2049(1)	10,000,000	11,715,700
5.00%, 09/01/2050	500,000	630,690
Washington Higher Education Facilities Authority
4.00%, 05/01/2045	1,000,000	1,128,340
4.00%, 05/01/2050	950,000	1,063,478
5.00%, 05/01/2025	100,000	116,481
5.00%, 05/01/2026	375,000	449,640
5.00%, 05/01/2028	420,000	523,744
5.00%, 05/01/2029	180,000	228,544
5.00%, 10/01/2029	1,855,000	2,100,583
5.00%, 10/01/2033	735,000	816,732
Washington State Housing Finance Commission
0.64% (SIFMA Municipal Swap Index Yield + 0.55%), 12/01/2048(2)	10,000,000	10,019,600
1.55%, 07/01/2022(1)	10,000,000	10,120,300
2.38%, 01/01/2026(3)	600,000	590,952
3.70%, 07/01/2030	5,000,000	5,783,050
4.00%, 07/01/2026(3)	1,055,000	1,094,003
5.00%, 01/01/2024(3)	180,000	192,829
5.00%, 01/01/2025(3)	375,000	409,039
5.00%, 01/01/2026(3)	300,000	332,004
5.00%, 07/01/2031(3)	1,000,000	1,077,910
5.00%, 07/01/2053(3)	400,000	408,768
5.00%, 01/01/2055(3)	775,000	832,048
Washington State University
5.00%, 04/01/2029	425,000	483,025
5.00%, 04/01/2029	860,000	990,178
Yakima County School District No 208 West Valley
5.00%, 12/01/2030	1,000,000	1,320,300

Total Washington		256,486,068

West Virginia – 0.13%
Monongalia County Commission Special District
5.50%, 06/01/2037(3)	200,000	212,878
5.75%, 06/01/2043(3)	200,000	213,312
Ohio County Board of Education
3.00%, 06/01/2028	2,150,000	2,475,682
State of West Virginia
5.00%, 12/01/2036	2,910,000	3,721,308
West Virginia Economic Development Authority
5.00%, 07/01/2045(1)	900,000	934,218
West Virginia Hospital Finance Authority
5.00%, 01/01/2031	620,000	775,161
West Virginia State School Building Authority Lottery Revenue
5.00%, 07/01/2022	695,000	744,568
5.00%, 07/01/2024	500,000	581,215
5.00%, 07/01/2032	940,000	1,151,387

Total West Virginia		10,809,729

Wisconsin – 1.54%
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570,000	698,911
5.00%, 11/15/2032	500,000	611,800
Public Finance Authority
3.00%, 04/01/2025(3)	425,000	433,649
4.00%, 08/01/2035(6)	6,250,000	6,262,250
4.13%, 05/01/2026(3)	750,000	766,335
5.00%, 06/01/2022	175,000	186,169
5.00%, 06/01/2023	195,000	216,169
5.00%, 06/01/2024	200,000	229,808
5.00%, 06/01/2025	450,000	535,581
5.00%, 12/01/2025	1,000,000	1,173,200
5.00%, 06/01/2026	385,000	471,875
5.00%, 06/01/2027	410,000	514,525
5.00%, 12/01/2027	4,065,000	4,529,182
5.00%, 05/15/2028(3)	200,000	217,080
5.00%, 05/01/2029(3)	2,330,000	2,145,860
5.00%, 06/15/2034	500,000	602,860
5.00%, 07/01/2035	5,000,000	6,292,350
5.00%, 01/01/2037	500,000	632,850
5.00%, 06/15/2037(3)	1,130,000	1,168,205
5.00%, 07/01/2037	825,000	894,498
5.00%, 01/01/2038	350,000	441,791
5.00%, 06/15/2039(3)	410,000	435,641

5.00%, 06/15/2039	500,000	593,305
5.00%, 04/01/2040(3)	400,000	454,092
5.00%, 01/01/2042	600,000	581,052
5.00%, 10/01/2043(3)	170,000	182,488
5.00%, 10/01/2048(3)	1,835,000	1,961,028
5.00%, 06/15/2049(3)	420,000	441,193
5.00%, 06/15/2049(3)	750,000	776,325
5.00%, 06/15/2049	1,100,000	1,279,509
5.00%, 04/01/2050(3)	550,000	614,158
5.00%, 10/01/2053(3)	1,305,000	1,390,151
5.00%, 06/15/2054(3)	455,000	476,826
5.00%, 05/01/2055(3)	3,400,000	2,916,248
5.00%, 07/01/2055(3)	550,000	585,656
5.20%, 06/01/2037	500,000	507,295
5.25%, 05/15/2037(3)	500,000	538,395
5.25%, 05/15/2042(3)	60,000	64,256
5.25%, 10/01/2043	2,105,000	2,310,764
5.25%, 05/15/2047(3)	60,000	64,006
5.25%, 10/01/2048	2,105,000	2,295,818
5.25%, 05/15/2052(3)	115,000	122,439
5.30%, 06/01/2047	500,000	503,230
State of Wisconsin
5.00%, 05/01/2023	2,000,000	2,223,040
5.00%, 05/01/2023	4,000,000	4,447,080
5.00%, 05/01/2024	7,470,000	8,644,956
5.00%, 05/01/2025	5,335,000	6,409,416
5.00%, 05/01/2034	2,400,000	2,916,456
Tender Option Bond Trust Receipts/Certificates
0.24%, 06/01/2028(1)(3)	1,800,000	1,800,000
0.29%, 01/01/2026(1)(3)	9,000,000	9,000,000
Village of Mukwonago WI Waterworks System & Sewer System Revenue
3.38%, 06/01/2021	3,190,000	3,196,827
Wisconsin Center District
0.00%, 12/15/2028	1,025,000	914,075
0.00%, 12/15/2030	550,000	464,255
0.00%, 12/15/2030	1,045,000	882,085
0.00%, 12/15/2032	1,400,000	1,093,106
0.00%, 12/15/2033	1,500,000	1,124,895
Wisconsin Health & Educational Facilities Authority
0.25%, 02/15/2053(1)	3,500,000	3,500,000
0.74% (SIFMA Municipal Swap Index Yield + 0.65%), 08/15/2054(2)	4,000,000	4,018,560
2.55%, 11/01/2027	390,000	390,530
2.83%, 11/01/2028	605,000	606,627
4.00%, 02/15/2025	270,000	309,712
4.00%, 02/15/2026	510,000	593,798
4.00%, 02/15/2031	460,000	535,583
4.00%, 02/15/2033	550,000	640,371
5.00%, 05/01/2022	550,000	579,942
5.00%, 10/01/2022	330,000	353,585
5.00%, 12/01/2022	560,000	606,950
5.00%, 11/01/2024	155,000	166,052
5.00%, 04/01/2025	2,000,000	2,372,880
5.00%, 04/01/2026	1,000,000	1,227,400
5.00%, 02/15/2027	300,000	362,985
5.00%, 04/01/2027	1,700,000	2,146,998
5.00%, 10/01/2027	580,000	733,294
5.00%, 04/01/2028	900,000	1,166,391
5.00%, 10/01/2028	700,000	905,226
5.00%, 11/01/2029	760,000	838,599
5.00%, 04/01/2030	1,670,000	2,147,787
5.00%, 12/15/2033	1,450,000	1,877,025
5.00%, 09/01/2036	400,000	462,496
5.00%, 09/15/2037	650,000	670,638
5.00%, 09/15/2050	645,000	671,155
5.00%, 08/15/2054(1)	1,260,000	1,320,946
Wisconsin Housing & Economic Development Authority
1.55%, 11/01/2038(1)	1,750,000	1,751,610
1.60%, 11/01/2048(1)	6,000,000	6,053,940
3.50%, 09/01/2050	2,490,000	2,771,868

Total Wisconsin		131,017,962

Wyoming – 0.10%
Wyoming Community Development Authority
3.00%, 06/01/2049	8,000,000	8,797,120

Total Wyoming		8,797,120

Total Municipal Bonds (Cost: $7,778,170,080)		8,139,438,892

	Shares	Value
SHORT-TERM INVESTMENTS – 3.41%
Money Market Funds – 2.64%
Fidelity Institutional Money Market Government Fund—Class I, 0.01%(5)	224,935,845	224,935,845

Total Money Market Funds (Cost: $224,935,845)		224,935,845

	Principal Amount	Value
Time Deposits – 0.77%
ANZ, London, 0.01% due 01/04/2021	$3,252,070	3,252,070
Banco Santander, Frankfurt, 0.01% due 01/04/2021	28,686,342	28,686,342
BBVA, Madrid, 0.01% due 01/04/2021	33,457,104	33,457,104

Total Time Deposits (Cost: $65,395,516)		65,395,516

Total Short-Term Investments (Cost: $290,331,361)		290,331,361

TOTAL INVESTMENTS IN SECURITIES – 99.02% (Cost: $8,068,501,441)		8,429,770,253
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.98%		83,776,739

TOTAL NET ASSETS – 100.00%		$8,513,546,992

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of December 31, 2020.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2020.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $369,775,631, which represents 4.34% of total net assets.

(4)	Security in default as of December 31, 2020. The value of these securities totals $24,017,470, which represents 0.28% of total net assets.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Security that is restricted at December 31, 2020. The value of the restricted security totals $20,427,478, which represents 0.24% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(235)	U.S. 10 Year Note Future	J.P. Morgan	Mar. 2021	$(32,370,203)	$(32,448,359)	$(78,156)
(217)	U.S. 10 Year Note Future	Wells Fargo	Mar. 2021	(29,954,477)	(29,962,954)	(8,477)

						$(86,633)

MUNICIPAL BONDS	% of Net Assets
Education	8.11%
General Obligation	16.78%
General Revenue	26.94%
Healthcare	12.86%
Housing	4.71%
Transportation	16.64%
Utilities	9.57%

Total Municipal Bonds	95.61%

SHORT-TERM INVESTMENTS	3.41%

TOTAL INVESTMENTS	99.02%
Other Assets in excess of Liabilities	0.98%

TOTAL NET ASSETS	100%

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Growth Fund

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.32%
Communication Services – 11.49%
Activision Blizzard, Inc.	25,635	$2,380,210
Alphabet, Inc. - Class A(1)	238,193	417,466,580
Alphabet, Inc. - Class C(1)	156,625	274,388,205
Altice USA, Inc. - Class A(1)	25,125	951,484
Cable One, Inc.	461	1,026,979
Charter Communications, Inc. - Class A(1)	11,231	7,429,868
Electronic Arts, Inc.	444,573	63,840,683
Facebook, Inc. - Class A(1)	1,444,527	394,586,995
IAC/InterActiveCorp(1)	6,394	1,210,704
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	880	38,007
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	1,839	80,015
Live Nation Entertainment, Inc.(1)	11,799	866,990
Match Group, Inc.(1)	1,169,285	176,784,199
Netflix, Inc.(1)	254,239	137,474,654
Nexstar Media Group, Inc. - Class A	2,408	262,929
Pinterest, Inc. - Class A(1)	28,584	1,883,686
Roku, Inc. - Class A(1)	9,374	3,112,355
Sirius XM Holdings, Inc.	57,830	368,377
Spotify Technology SA(1)	251,074	79,002,945
Take-Two Interactive Software, Inc.(1)	8,986	1,867,201
Tencent Holdings Ltd.	584,256	42,039,438
Walt Disney Co.(1)	951,621	172,414,693
World Wrestling Entertainment, Inc. - Class A	4,195	201,570
Zillow Group, Inc. - Class A(1)	578	78,573
Zillow Group, Inc. - Class C(1)	1,362	176,788
Zynga, Inc. - Class A(1)	63,346	625,225

Total Communication Services		1,780,559,353

Consumer Discretionary – 15.79%
Amazon.com, Inc.(1)	188,304	613,292,947
Aptiv Plc	354,803	46,227,283
AutoZone, Inc.(1)	1,198	1,420,157
Best Buy Co., Inc.	3,621	361,340
Booking Holdings, Inc.(1)	3,503	7,802,127
BorgWarner, Inc.	2,619	101,198
Bright Horizons Family Solutions, Inc.(1)	3,576	618,612
Burlington Stores, Inc.(1)	4,900	1,281,595
CarMax, Inc.(1)	1,115	105,323
Carvana Co. - Class A(1)	4,777	1,144,282
Chegg, Inc.(1)	10,502	948,646
Chewy, Inc. - Class A(1)	378,531	34,026,152
Chipotle Mexican Grill, Inc. - Class A(1)	2,391	3,315,624
Dollar General Corp.	413,017	86,857,475
Dollar Tree, Inc.(1)	794,648	85,853,770
Domino’s Pizza, Inc.	3,295	1,263,501
eBay, Inc.	51,521	2,588,930
Etsy, Inc.(1)	10,137	1,803,474
Expedia Group, Inc.	1,384	183,242
Farfetch Ltd. - Class A(1)	502,715	32,078,244
Five Below, Inc.(1)	4,714	824,856
Floor & Decor Holdings, Inc. - Class A(1)	8,088	750,971
Frontdoor, Inc.(1)	1,314	65,976
GrubHub, Inc.(1)	807	59,936
H&R Block, Inc.	12,395	196,585
Home Depot, Inc.	386,313	102,612,459
Las Vegas Sands Corp.	12,289	732,424
Leslie’s, Inc.(1)	1,495	41,486
Lowe’s Companies, Inc.	809,872	129,992,555
Lululemon Athletica, Inc.(1)	218,138	75,918,568
LVMH Moet Hennessy Louis Vuitton SE	75,528	47,280,635
Mattel, Inc.(1)	16,766	292,567
McDonald’s Corp.	680,500	146,021,690
MercadoLibre, Inc.(1)	50,632	84,819,739
NIKE, Inc. - Class B	1,756,056	248,429,242
NVR, Inc.(1)	24	97,917
Ollie’s Bargain Outlet Holdings, Inc.(1)	4,272	349,321
O’Reilly Automotive, Inc.(1)	6,083	2,752,983
Peloton Interactive, Inc. - Class A(1)	5,309	805,481
Planet Fitness, Inc. - Class A(1)	4,160	322,941
Polaris Industries, Inc.	547	52,118
Pool Corp.	3,326	1,238,935
Ross Stores, Inc.	487,504	59,870,366
Starbucks Corp.	900,665	96,353,142
Tempur Sealy International, Inc.(1)	12,488	337,176
Tesla, Inc.(1)	381,173	268,982,351
TJX Companies, Inc.	629,367	42,979,472
Tractor Supply Co.	10,015	1,407,909
Ulta Beauty, Inc.(1)	4,211	1,209,231
Vail Resorts, Inc.	292	81,456
VF Corp.	1,732	147,930
Vroom, Inc.(1)	1,605	65,757
Wayfair, Inc. - Class A(1)	5,536	1,250,084
Wendy’s Co.	15,068	330,290
Williams-Sonoma, Inc.	953	97,053

Wynn Resorts Ltd.	2,210	249,354
Yum China Holdings, Inc.	2,274	129,823
Yum! Brands, Inc.	1,926,429	209,133,132

Total Consumer Discretionary		2,447,557,833

Consumer Staples – 3.34%
Albertsons Companies, Inc. - Class A	2,025	35,599
Altria Group, Inc.	69,331	2,842,571
Beyond Meat, Inc.(1)	3,614	451,750
Boston Beer, Inc. - Class A(1)	771	766,598
Brown-Forman Corp. - Class A	3,295	242,084
Brown-Forman Corp. - Class B	13,161	1,045,378
Campbell Soup Co.	8,049	389,169
Church & Dwight Co., Inc.	21,178	1,847,357
Clorox Co.	7,730	1,560,842
Coca-Cola Co.	2,436,051	133,593,037
Costco Wholesale Corp.	33,407	12,587,089
Energizer Holdings, Inc.	4,499	189,768
Estee Lauder Companies, Inc. - Class A	181,884	48,415,702
Grocery Outlet Holding Corp.(1)	3,394	133,214
Herbalife Nutrition Ltd.(1)	1,078	51,798
Hershey Co.	9,806	1,493,748
Kellogg Co.	7,299	454,217
Lamb Weston Holdings, Inc.	2,671	210,315
McCormick & Co., Inc.	12,128	1,159,437
Mondelez International, Inc. - Class A	1,464,567	85,633,232
Monster Beverage Corp.(1)	31,375	2,901,560
PepsiCo, Inc.	447,057	66,298,553
Pilgrim’s Pride Corp.(1)	749	14,688
Procter & Gamble Co.	871,167	121,214,176
Reynolds Consumer Products, Inc.	1,218	36,589
Sprouts Farmers Market, Inc.(1)	9,080	182,508
Sysco Corp.	462,700	34,360,102

Total Consumer Staples		518,111,081

Energy – 0.65%
Cheniere Energy, Inc.(1)	19,432	1,166,503
ConocoPhillips	2,483,595	99,318,964
Equitrans Midstream Corp.	4,197	33,744

Total Energy		100,519,211

Financials – 7.28%
Alleghany Corp.	60	36,221
American Express Co.	1,791,880	216,656,211
Aon Plc - Class A	19,484	4,116,385
Apollo Global Management, Inc. - Class A	7,098	347,660
Ares Management Corp. - Class A	8,963	421,709
Axis Capital Holdings Ltd.	708	35,676
Bank of America Corp.	5,842,160	177,075,870
Brown & Brown, Inc.	936	44,376
Carlyle Group, Inc.	1,116	35,087
CBOE Global Markets, Inc.	2,121	197,507
Charles Schwab Corp.	1,080,565	57,313,168
Commerce Bancshares, Inc.	712,526	46,812,958
Credit Acceptance Corp.(1)	61	21,115
Erie Indemnity Co. - Class A	1,221	299,878
FactSet Research Systems, Inc.	3,179	1,057,017
GoHealth, Inc. - Class A(1)	2,170	29,642
Intercontinental Exchange, Inc.	1,922,732	221,671,772
JPMorgan Chase & Co.	886,384	112,632,815
LendingTree, Inc.(1)	867	237,376
Lincoln National Corp.	2,183	109,827
LPL Financial Holdings, Inc.	567	59,093
MarketAxess Holdings, Inc.	3,182	1,815,522
Marsh & McLennan Companies, Inc.	675,515	79,035,255
Moody’s Corp.	13,890	4,031,434
Morningstar, Inc.	1,523	352,681
MSCI, Inc. - Class A	270,764	120,904,249
PNC Financial Services Group, Inc.	257,138	38,313,562
Primerica, Inc.	1,830	245,092
Progressive Corp.	14,667	1,450,273
RenaissanceRe Holdings Ltd.	1,466	243,092
Rocket Companies, Inc. - Class A(1)	2,684	54,270
S&P Global, Inc.	124,248	40,844,045
SLM Corp.	7,900	97,881
T Rowe Price Group, Inc.	4,937	747,412
Tradeweb Markets, Inc. - Class A	6,377	398,244
Virtu Financial, Inc. - Class A	5,101	128,392

Total Financials		1,127,872,767

Healthcare – 15.95%
10X Genomics, Inc. - Class A(1)	4,958	702,053
Abbott Laboratories	1,980,408	216,834,872
AbbVie, Inc.	142,122	15,228,372
ABIOMED, Inc.(1)	3,802	1,232,608
ACADIA Pharmaceuticals, Inc.(1)	9,172	490,335
Acceleron Pharma, Inc.(1)	3,944	504,595
Adaptive Biotechnologies Corp.(1)	6,500	384,345
Agilent Technologies, Inc.	2,333	276,437
Agios Pharmaceuticals, Inc.(1)	793	34,361
Alexion Pharmaceuticals, Inc.(1)	2,746	429,035
Align Technology, Inc.(1)	6,673	3,565,918
Alnylam Pharmaceuticals, Inc.(1)	9,708	1,261,749
Amedisys, Inc.(1)	2,763	810,471

American Well Corp. - Class A(1)	2,702	68,442
AmerisourceBergen Corp. - Class A	6,084	594,772
Amgen, Inc.	50,017	11,499,909
Anthem, Inc.	5,449	1,749,619
AstraZeneca Plc - ADR	582,769	29,132,622
Avantor, Inc.(1)	41,854	1,178,190
Baxter International, Inc.	18,461	1,481,311
Berkeley Lights, Inc.(1)	467	41,754
Biogen, Inc.(1)	3,964	970,625
BioMarin Pharmaceutical, Inc.(1)	13,836	1,213,279
Bio-Techne Corp.	3,095	982,817
Bluebird Bio, Inc.(1)	2,646	114,492
Boston Scientific Corp.(1)	1,479,637	53,192,950
Bristol-Myers Squibb Co.	70,212	4,355,250
Bruker Corp.	4,010	217,061
Cardinal Health, Inc.	24,836	1,330,216
Centene Corp.(1)	14,820	889,645
Cerner Corp.	26,274	2,061,984
Change Healthcare, Inc.(1)	16,279	303,603
Charles River Laboratories International, Inc.(1)	3,770	941,972
Chemed Corp.	1,356	722,219
Cigna Corp.	8,087	1,683,552
Cooper Companies, Inc.	471	171,124
Danaher Corp.	1,260,682	280,047,899
DaVita, Inc.(1)	856	100,494
DexCom, Inc.(1)	7,952	2,940,013
Edwards Lifesciences Corp.(1)	52,855	4,821,962
Eli Lilly & Co.	72,393	12,222,834
Encompass Health Corp.	3,515	290,655
Exact Sciences Corp.(1)	10,936	1,448,911
Exelixis, Inc.(1)	9,536	191,388
Global Blood Therapeutics, Inc.(1)	5,349	231,665
Guardant Health, Inc.(1)	7,068	910,924
Haemonetics Corp.(1)	3,913	464,669
HCA Healthcare, Inc.	11,745	1,931,583
Hill-Rom Holdings, Inc.	713	69,853
Hologic, Inc.(1)	15,276	1,112,551
Horizon Therapeutics Plc(1)	15,545	1,137,117
Humana, Inc.	163,826	67,212,893
ICU Medical, Inc.(1)	379	81,292
IDEXX Laboratories, Inc.(1)	7,179	3,588,567
Illumina, Inc.(1)	414,580	153,394,600
Incyte Corp.(1)	15,632	1,359,671
Insulet Corp.(1)	5,681	1,452,234
Intuitive Surgical, Inc.(1)	225,549	184,521,637
Ionis Pharmaceuticals, Inc.(1)	5,874	332,116
Iovance Biotherapeutics, Inc.(1)	11,393	528,635
IQVIA Holdings, Inc.(1)	299,121	53,593,510
Johnson & Johnson	1,552,420	244,319,860
Laboratory Corp. of America Holdings(1)	235,949	48,027,419
Maravai LifeSciences Holdings, Inc. - Class A(1)	690,113	19,357,670
Masimo Corp.(1)	4,197	1,126,391
McKesson Corp.	10,394	1,807,724
Medtronic Plc	1,536,961	180,039,612
Merck & Co., Inc.	189,649	15,513,288
Mettler-Toledo International, Inc.(1)	1,913	2,180,208
Moderna, Inc.(1)	24,511	2,560,664
Molina Healthcare, Inc.(1)	3,316	705,247
Neurocrine Biosciences, Inc.(1)	8,091	775,522
Novocure Ltd.(1)	8,711	1,507,351
Oak Street Health, Inc.(1)	696	42,567
Penumbra, Inc.(1)	2,790	488,250
PerkinElmer, Inc.	1,923	275,950
PPD, Inc.(1)	11,429	391,100
PRA Health Sciences, Inc.(1)	4,624	580,035
Quidel Corp.(1)	3,215	577,575
Reata Pharmaceuticals, Inc. - Class A(1)	1,939	239,699
Regeneron Pharmaceuticals, Inc.(1)	275,198	132,950,906
Repligen Corp.(1)	4,569	875,557
ResMed, Inc.	12,195	2,592,169
Royalty Pharma Plc - Class A	4,003	200,350
Sage Therapeutics, Inc.(1)	346	29,932
Sarepta Therapeutics, Inc.(1)	109,746	18,710,596
Seagen, Inc.(1)	10,868	1,903,422
STERIS Plc	364	68,993
Stryker Corp.	9,625	2,358,510
Syneos Health, Inc. - Class A(1)	612	41,696
Tandem Diabetes Care, Inc.(1)	4,622	442,233
Teladoc Health, Inc.(1)	8,725	1,744,651
Teleflex, Inc.	2,552	1,050,327
Thermo Fisher Scientific, Inc.	546,809	254,692,696
UnitedHealth Group, Inc.	746,087	261,637,789
Varian Medical Systems, Inc.(1)	1,045	182,885
Veeva Systems, Inc. - Class A(1)	11,553	3,145,304
Vertex Pharmaceuticals, Inc.(1)	154,655	36,551,163
Waters Corp.(1)	414	102,432
West Pharmaceutical Services, Inc.	6,385	1,808,934
Zoetis, Inc. - Class A	599,254	99,176,537

Total Healthcare		2,471,423,446

Industrials – 5.80%
3M Co.	31,881	5,572,480
Allegion Plc	5,107	594,353
Allison Transmission Holdings, Inc.	6,671	287,720
Armstrong World Industries, Inc.	1,611	119,842
Array Technologies, Inc.(1)	828	35,720
Axon Enterprise, Inc.(1)	5,391	660,559
AZEK Co., Inc. - Class A(1)	976	37,527
BWX Technologies, Inc.	5,492	331,058
Carrier Global Corp.	26,596	1,003,201
Caterpillar, Inc.	224,622	40,885,696
CH Robinson Worldwide, Inc.	1,902	178,541
Cintas Corp.	6,758	2,388,683
Copart, Inc.(1)	17,556	2,234,001
CoreLogic, Inc.	223	17,242
CoStar Group, Inc.(1)	3,337	3,084,322
Donaldson Co., Inc.	1,195	66,777
Dun & Bradstreet Holdings, Inc.(1)	3,257	81,099
Equifax, Inc.	7,700	1,484,868
Expeditors International of Washington, Inc.	8,800	836,968
Fastenal Co.	39,339	1,920,923
Generac Holdings, Inc.(1)	4,787	1,088,612
Graco, Inc.	7,246	524,248
HEICO Corp.	3,170	419,708
HEICO Corp. - Class A	5,367	628,261
Honeywell International, Inc.	982,310	208,937,337
Huntington Ingalls Industries, Inc.	344	58,645
IAA, Inc.(1)	2,920	189,742
IHS Markit Ltd.	1,789,350	160,737,311
Illinois Tool Works, Inc.	11,650	2,375,202
JB Hunt Transport Services, Inc.	2,045	279,449
Landstar System, Inc.	2,669	359,408
Lincoln Electric Holdings, Inc.	2,221	258,191
Lockheed Martin Corp.	21,328	7,571,013
Mercury Systems, Inc.(1)	3,679	323,973
MSA Safety, Inc.	738	110,250
Nordson Corp.	3,999	803,599
Norfolk Southern Corp.	389,287	92,498,484
Northrop Grumman Corp.	12,275	3,740,438
Old Dominion Freight Line, Inc.	7,270	1,418,959
Quanta Services, Inc.	2,336	168,239
Rockwell Automation, Inc.	4,900	1,228,969
Rollins, Inc.	16,461	643,131
Roper Technologies, Inc.	1,233	531,534
Safran SA(1)	218,582	30,980,474
Toro Co.	8,312	788,310
TransDigm Group, Inc.(1)	999	618,231
TransUnion	14,861	1,474,508
Trex Co., Inc.(1)	9,980	835,526
Uber Technologies, Inc.(1)	1,030,770	52,569,270
Union Pacific Corp.	899,141	187,219,139
United Parcel Service, Inc. - Class B	40,622	6,840,745
Verisk Analytics, Inc. - Class A	13,764	2,857,269
Vertiv Holdings Co. - Class A	18,211	339,999
Virgin Galactic Holdings, Inc.(1)	4,731	112,267
Waste Management, Inc.	556,166	65,588,656
WW Grainger, Inc.	2,743	1,120,077
XPO Logistics, Inc.(1)	415	49,468

Total Industrials		898,110,222

Information Technology – 33.80%
2U, Inc.(1)	1,583	63,336
Accenture Plc - Class A	278,626	72,779,897
Adobe, Inc.(1)	227,123	113,588,755
Advanced Micro Devices, Inc.(1)	95,825	8,788,111
Adyen NV(1)(2)	39,292	91,296,602
Akamai Technologies, Inc.(1)	11,363	1,193,001
Allegro MicroSystems, Inc.(1)	1,023	27,273
Alteryx, Inc. - Class A(1)	4,661	567,663
Amphenol Corp. - Class A	469,139	61,349,307
Analog Devices, Inc.	962,263	142,155,113
Anaplan, Inc.(1)	11,420	820,527
ANSYS, Inc.(1)	7,286	2,650,647
Apple, Inc.	4,385,310	581,886,784
Applied Materials, Inc.	524,025	45,223,357
Arista Networks, Inc.(1)	4,042	1,174,484
Aspen Technology, Inc.(1)	5,518	718,719
Atlassian Corp. Plc - Class A(1)	172,464	40,334,156
Autodesk, Inc.(1)	650,093	198,499,397
Automatic Data Processing, Inc.	31,712	5,587,654
Avalara, Inc.(1)	7,030	1,159,177
BigCommerce Holdings, Inc.(1)	492	31,562
Bill.com Holdings, Inc.(1)	6,341	865,546
Black Knight, Inc.(1)	13,149	1,161,714
Booz Allen Hamilton Holding Corp. - Class A	11,719	1,021,662
Broadcom, Inc.	32,094	14,052,358
Broadridge Financial Solutions, Inc.	9,862	1,510,858
CACI International, Inc. - Class A(1)	365	91,005
Cadence Design Systems, Inc.(1)	23,582	3,217,292
CDK Global, Inc.	1,413	73,236
CDW Corp.	217,595	28,676,845
Ceridian HCM Holding, Inc.(1)	7,028	748,904

Cisco Systems, Inc.	1,807,109	80,868,128
Citrix Systems, Inc.	2,852	371,045
Cloudflare, Inc. - Class A(1)	9,168	696,676
Cognex Corp.	14,413	1,157,148
Cognizant Technology Solutions Corp. - Class A	3,159	258,880
Coherent, Inc.(1)	1,821	273,186
CommScope Holding Co., Inc.(1)	2,337	31,316
Coupa Software, Inc.(1)	202,546	68,644,865
Crowdstrike Holdings, Inc. - Class A(1)	261,809	55,456,382
Datadog, Inc. - Class A(1)	13,145	1,293,994
Datto Holding Corp.(1)	1,131	30,537
Dell Technologies, Inc. - Class C(1)	1,288	94,397
DocuSign, Inc. - Class A(1)	15,157	3,369,401
Dolby Laboratories, Inc. - Class A	586	56,918
Dropbox, Inc. - Class A(1)	21,014	466,301
Duck Creek Technologies, Inc.(1)	2,077	89,934
Dynatrace, Inc.(1)	15,767	682,238
Elastic NV(1)	5,604	818,912
Enphase Energy, Inc.(1)	9,052	1,588,354
Entegris, Inc.	10,939	1,051,238
EPAM Systems, Inc.(1)	4,493	1,610,067
Everbridge, Inc.(1)	3,061	456,303
Fair Isaac Corp.(1)	2,360	1,206,054
Fastly, Inc. - Class A(1)	6,845	598,048
Fidelity National Information Services, Inc.	362,286	51,248,978
FireEye, Inc.(1)	4,526	104,370
Fiserv, Inc.(1)	14,217	1,618,748
Five9, Inc.(1)	5,283	921,355
FleetCor Technologies, Inc.(1)	773,665	211,079,022
Fortinet, Inc.(1)	11,470	1,703,639
Gartner, Inc.(1)	7,265	1,163,780
Genpact Ltd.	5,566	230,210
Globant SA(1)	3,328	724,206
GoDaddy, Inc. - Class A(1)	14,443	1,198,047
Guidewire Software, Inc.(1)	1,442	185,629
HubSpot, Inc.(1)	3,540	1,403,398
Inphi Corp.(1)	3,946	633,215
Intuit, Inc.	314,260	119,371,661
IPG Photonics Corp.(1)	119	26,631
Jabil, Inc.	2,260	96,118
Jack Henry & Associates, Inc.	4,947	801,365
Jamf Holding Corp.(1)	891	26,659
JFrog Ltd.(1)	952	59,814
Keysight Technologies, Inc.(1)	5,316	702,190
KLA Corp.	13,258	3,432,629
Lam Research Corp.	12,454	5,881,651
Leidos Holdings, Inc.	1,193	125,408
Lumentum Holdings, Inc.(1)	731	69,299
Manhattan Associates, Inc.(1)	4,762	500,867
Mastercard, Inc. - Class A	217,616	77,675,855
Maxim Integrated Products, Inc.	7,511	665,850
McAfee Corp. - Class A	1,566	26,137
Medallia, Inc.(1)	7,484	248,618
Microchip Technology, Inc.	16,121	2,226,471
Microsoft Corp.	4,374,608	973,000,311
MKS Instruments, Inc.	3,485	524,318
MongoDB, Inc. - Class A(1)	4,337	1,557,156
Monolithic Power Systems, Inc.	3,727	1,364,939
Motorola Solutions, Inc.	1,328	225,840
nCino, Inc.(1)	1,203	87,109
NetApp, Inc.	10,276	680,682
New Relic, Inc.(1)	4,602	300,971
NortonLifeLock, Inc.	47,652	990,209
Nutanix, Inc. - Class A(1)	16,286	519,035
NVIDIA Corp.	230,930	120,591,646
Okta, Inc. - Class A(1)	9,968	2,534,464
Oracle Corp.	142,210	9,199,565
PagerDuty, Inc.(1)	6,260	261,042
Palo Alto Networks, Inc.(1)	107,859	38,332,010
Paychex, Inc.	21,984	2,048,469
Paycom Software, Inc.(1)	4,231	1,913,470
Paylocity Holding Corp.(1)	3,271	673,532
PayPal Holdings, Inc.(1)	1,449,215	339,406,153
Pegasystems, Inc.	3,056	407,243
Pluralsight, Inc. - Class A(1)	6,326	132,593
Proofpoint, Inc.(1)	4,775	651,358
PTC, Inc.(1)	9,027	1,079,719
Pure Storage, Inc. - Class A(1)	12,647	285,949
QUALCOMM, Inc.	96,538	14,706,599
RealPage, Inc.(1)	6,642	579,448
RingCentral, Inc. - Class A(1)	6,727	2,549,331
Salesforce.com, Inc.(1)	1,427,917	317,754,370
Science Applications International Corp.	684	64,734
ServiceNow, Inc.(1)	108,059	59,478,915
Shopify, Inc. - Class A(1)	113,607	128,597,444
Slack Technologies, Inc. - Class A(1)	32,722	1,382,177
Smartsheet, Inc. - Class A(1)	9,299	644,328
Snowflake, Inc. - Class A(1)	79,678	22,421,389
SolarEdge Technologies, Inc.(1)	4,116	1,313,498
Splunk, Inc.(1)	13,480	2,290,117

Square, Inc. - Class A(1)	279,795	60,894,584
SS&C Technologies Holdings, Inc.	3,613	262,846
StoneCo Ltd. - Class A(1)	17,322	1,453,662
Switch, Inc. - Class A	8,068	132,073
Synopsys, Inc.(1)	11,997	3,110,102
Teradata Corp.(1)	7,242	162,728
Teradyne, Inc.	14,263	1,709,991
Texas Instruments, Inc.	619,263	101,639,636
Trade Desk, Inc. - Class A(1)	65,189	52,216,389
Twilio, Inc. - Class A(1)	104,742	35,455,167
Tyler Technologies, Inc.(1)	3,344	1,459,723
Ubiquiti, Inc.	582	162,093
Unity Software, Inc.(1)	2,056	315,534
Universal Display Corp.	3,752	862,210
VeriSign, Inc.(1)	5,187	1,122,467
Visa, Inc. - Class A	2,425,948	530,627,606
VMware, Inc. - Class A(1)	6,914	969,758
Western Union Co.	7,233	158,692
WEX, Inc.(1)	340	69,200
Workday, Inc. - Class A(1)	1,039,661	249,113,172
Xilinx, Inc.	20,837	2,954,061
Zebra Technologies Corp. - Class A(1)	4,117	1,582,287
Zendesk, Inc.(1)	10,089	1,443,938
Zoom Video Communications, Inc. - Class A(1)	43,994	14,840,056
Zscaler, Inc.(1)	6,102	1,218,630

Total Information Technology		5,239,123,822

Materials – 2.42%
Air Products & Chemicals, Inc.	2,424	662,285
Amcor Plc	19,407	228,421
Avery Dennison Corp.	361,839	56,124,847
Ball Corp.	1,869,341	174,185,194
Berry Global Group, Inc.(1)	4,169	234,256
Crown Holdings, Inc.(1)	1,220	122,244
Ecolab, Inc.	4,312	932,944
FMC Corp.	2,332	268,017
Graphic Packaging Holding Co.	5,537	93,797
Linde Plc	512,547	135,061,260
NewMarket Corp.	499	198,747
Royal Gold, Inc.	4,063	432,141
RPM International, Inc.	9,321	846,160
Scotts Miracle-Gro Co.	3,287	654,573
Sherwin-Williams Co.	7,047	5,178,911
WR Grace & Co.	1,838	100,759

Total Materials		375,324,556

Real Estate – 1.80%
American Tower Corp.	37,826	8,490,424
Americold Realty Trust	1,812	67,642
Brookfield Property REIT, Inc. - Class A	846	12,639
CoreSite Realty Corp.	2,266	283,885
Crown Castle International Corp.	33,408	5,318,220
Equinix, Inc.	227,240	162,290,263
Equity LifeStyle Properties, Inc.	6,251	396,063
Extra Space Storage, Inc.	7,454	863,620
Iron Mountain, Inc.	14,318	422,095
Prologis, Inc.	975,081	97,176,573
Public Storage	8,482	1,958,748
SBA Communications Corp. - Class A	1,265	356,894
Simon Property Group, Inc.	21,771	1,856,631

Total Real Estate		279,493,697

Utilities – 0.00%(3)
NRG Energy, Inc.	6,414	240,846

Total Utilities		240,846

Total Common Stocks (Cost: $9,754,303,650)		15,238,336,834

SHORT-TERM INVESTMENTS – 1.51%
Money Market Funds – 1.35%
Goldman Sachs Financial Square Government Fund - Class I, 0.03%(4)	208,744,900	208,744,900

Total Money Market Funds (Cost: $208,744,900)		208,744,900

	Principal Amount	Value
Time Deposits – 0.16%
Royal Bank of Canada, Toronto, 0.01% due 01/04/2021	$24,809,713	24,809,713

Total Time Deposits (Cost: $24,809,713)		24,809,713

Total Short-Term Investments (Cost: $233,554,613)		233,554,613

TOTAL INVESTMENTS IN SECURITIES – 99.83%
(Cost: $9,987,858,263)		15,471,891,447

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.17%		26,724,757

TOTAL NET ASSETS – 100.00%		$15,498,616,204

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $91,296,602, which represents 0.59% of total net assets.

(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.41%
Communication Services – 6.13%
Activision Blizzard, Inc.	16,670	$1,547,809
Alphabet, Inc. - Class A(1)	2,449	4,292,215
Alphabet, Inc. - Class C(1)	104,464	183,008,392
Altice USA, Inc. - Class A(1)	1,963,842	74,370,697
AT&T, Inc.	1,376,657	39,592,655
CenturyLink, Inc.	481,082	4,690,550
Charter Communications, Inc. - Class A(1)	519	343,344
Comcast Corp. - Class A	6,203,349	325,055,488
Discovery, Inc. - Class A(1)	5,577	167,812
Discovery, Inc. - Class C(1)	11,638	304,799
DISH Network Corp. - Class A(1)	8,782	284,010
Electronic Arts, Inc.	434,324	62,368,926
Facebook, Inc. - Class A(1)	191,011	52,176,565
Fox Corp. - Class A	219,393	6,388,724
Fox Corp. - Class B	633,497	18,295,393
Interpublic Group of Companies, Inc.	13,886	326,599
John Wiley & Sons, Inc. - Class A	1,542	70,408
Liberty Broadband Corp. - Class A(1)	884	139,301
Liberty Broadband Corp. - Class C(1)	5,875	930,424
Liberty Media Corp.-Liberty Formula One - Class A(1)	893	33,925
Liberty Media Corp.-Liberty Formula One - Class C(1)	7,083	301,736
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	2,621	113,201
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	5,481	238,478
Lions Gate Entertainment Corp. - Class A(1)	2,180	24,787
Lions Gate Entertainment Corp. - Class B(1)	4,090	42,454
Madison Square Garden Entertainment Corp.(1)	730	76,679
Madison Square Garden Sports Corp. - Class A(1)	670	123,347
New York Times Co. - Class A	5,817	301,146
News Corp. - Class A	1,794,332	32,244,146
News Corp. - Class B	4,334	77,015
Nexstar Media Group, Inc. - Class A	22,629	2,470,861
Omnicom Group, Inc.	7,731	482,182
Pinterest, Inc. - Class A(1)	2,442	160,928
Sirius XM Holdings, Inc.	16,772	106,838
Take-Two Interactive Software, Inc.(1)	301	62,545
TEGNA, Inc.	274,622	3,830,977
Telephone & Data Systems, Inc.	3,595	66,759
T-Mobile US, Inc.(1)	19,852	2,677,042
TripAdvisor, Inc.(1)	3,592	103,378
Twitter, Inc.(1)	28,353	1,535,315
United States Cellular Corp.(1)	651	19,979
Verizon Communications, Inc.	840,606	49,385,603
ViacomCBS, Inc. - Class A	401	15,166
ViacomCBS, Inc. - Class B	274,634	10,232,863
Walt Disney Co.(1)	204,472	37,046,237
Zillow Group, Inc. - Class A(1)	1,830	248,770
Zillow Group, Inc. - Class C(1)	4,779	620,314
Zynga, Inc. - Class A(1)	5,612	55,390

Total Communication Services		917,052,172

Consumer Discretionary – 11.40%
Advance Auto Parts, Inc.	281,692	44,369,307
Aptiv Plc	9,727	1,267,331
Aramark	1,901,173	73,157,137
AutoNation, Inc.(1)	931,518	65,010,641
AutoZone, Inc.(1)	351	416,089
Best Buy Co., Inc.	54,542	5,442,746
Booking Holdings, Inc.(1)	66,361	147,803,865
BorgWarner, Inc.	151,636	5,859,215
Bright Horizons Family Solutions, Inc.(1)	733	126,802
Brunswick Corp.	2,819	214,921
Burlington Stores, Inc.(1)	246	64,341
Capri Holdings Ltd.(1)	5,071	212,982
CarMax, Inc.(1)	5,482	517,830
Carnival Corp.	17,976	389,360
Carter’s, Inc.	1,531	144,021
Choice Hotels International, Inc.	1,243	132,665
Cie Generale des Etablissements Michelin SCA	404,350	52,062,827
Columbia Sportswear Co.	1,029	89,914
Compass Group Plc	1,432,162	26,711,764
Compass Group Plc - ADR	4,014,946	75,199,939
Darden Restaurants, Inc.	4,809	572,848
Dick’s Sporting Goods, Inc.	94,334	5,302,514
Dollar Tree, Inc.(1)	4,381	473,323
DR Horton, Inc.	12,002	827,178
eBay, Inc.	184,054	9,248,714
Expedia Group, Inc.	4,458	590,239
Extended Stay America, Inc.	6,323	93,644
Foot Locker, Inc.	129,314	5,229,458
Ford Motor Co.	141,056	1,239,882
Frontdoor, Inc.(1)	2,545	127,785
Gap, Inc.	6,523	131,699
Garmin Ltd.	5,444	651,429
General Motors Co.	426,693	17,767,497

Gentex Corp.	8,766	297,430
Genuine Parts Co.	5,113	513,499
Graham Holdings Co. - Class B	148	78,940
Grand Canyon Education, Inc.(1)	1,667	155,214
GrubHub, Inc.(1)	2,971	220,656
H&R Block, Inc.	2,048	32,481
Hanesbrands, Inc.	458,974	6,691,841
Harley-Davidson, Inc.	179,572	6,590,292
Hasbro, Inc.	4,546	425,233
Hilton Worldwide Holdings, Inc.	9,882	1,099,471
Home Depot, Inc.	281,427	74,752,640
Hyatt Hotels Corp. - Class A	1,249	92,738
Kohl’s Corp.	580,643	23,626,364
L Brands, Inc.	8,227	305,962
Las Vegas Sands Corp.	1,428,162	85,118,455
La-Z-Boy, Inc.	116,724	4,650,284
Lear Corp.	41,387	6,581,775
Leggett & Platt, Inc.	4,718	209,007
Lennar Corp. - Class A	842,742	64,242,223
Lennar Corp. - Class B	561	34,333
Leslie’s, Inc.(1)	1,048	29,082
LKQ Corp.(1)	10,824	381,438
Lowe’s Companies, Inc.	230,148	36,941,056
Magna International, Inc.	49,100	3,476,280
Marriott International, Inc. - Class A	1,052,256	138,813,612
Marriott Vacations Worldwide Corp.	463,386	63,585,827
Mattel, Inc.(1)	1,037,849	18,110,465
McDonald’s Corp.	628,752	134,917,604
MGM Resorts International	2,222,262	70,023,476
Mohawk Industries, Inc.(1)	2,076	292,612
Newell Brands, Inc.	355,066	7,538,051
NIKE, Inc. - Class B	759,178	107,400,912
Nordstrom, Inc.	93,300	2,911,893
Norwegian Cruise Line Holdings Ltd.(1)	11,377	289,317
NVR, Inc.(1)	107	436,545
Ollie’s Bargain Outlet Holdings, Inc.(1)	218	17,826
Peloton Interactive, Inc. - Class A(1)	6,989	1,060,371
Penske Automotive Group, Inc.	92,211	5,476,411
Planet Fitness, Inc. - Class A(1)	1,237	96,028
Polaris, Inc.	1,862	177,411
PulteGroup, Inc.	167,535	7,224,109
PVH Corp.	50,957	4,784,353
Qurate Retail, Inc.	13,606	149,258
Ralph Lauren Corp. - Class A	543,573	56,390,263
Ross Stores, Inc.	2,386	293,025
Royal Caribbean Cruises Ltd.	6,789	507,070
SeaWorld Entertainment, Inc.(1)	2,263,941	71,517,896
Service Corp. International	6,215	305,157
Six Flags Entertainment Corp.	2,728	93,025
Skechers USA, Inc. - Class A(1)	4,779	171,757
Sleep Number Corp.(1)	72,800	5,959,408
Starbucks Corp.	17,849	1,909,486
Tapestry, Inc.	9,882	307,133
Target Corp.	73,017	12,889,691
Tempur Sealy International, Inc.(1)	1,748	47,196
Terminix Global Holdings, Inc.(1)	4,727	241,124
Thor Industries, Inc.	1,971	183,283
Tiffany & Co.	4,463	586,661
TJX Companies, Inc.	1,698,947	116,021,091
Toll Brothers, Inc.	4,137	179,835
Ulta Beauty, Inc.(1)	135	38,767
Under Armour, Inc. - Class A(1)	6,728	115,520
Under Armour, Inc. - Class C(1)	8,117	120,781
Vail Resorts, Inc.	1,376	383,849
VF Corp.	11,020	941,218
Vroom, Inc.(1)	213	8,727
Wayfair, Inc. - Class A(1)	207	46,743
Whirlpool Corp.	57,205	10,324,930
Williams-Sonoma, Inc.	2,298	234,028
Wyndham Destinations, Inc.	3,002	134,670
Wyndham Hotels & Resorts, Inc.	3,277	194,785
Wynn Resorts Ltd.	2,634	297,194
Yum China Holdings, Inc.	13,441	767,347
Yum! Brands, Inc.	10,146	1,101,450

Total Consumer Discretionary		1,703,615,792

Consumer Staples – 7.74%
Albertsons Companies, Inc. - Class A	1,240	21,799
Altria Group, Inc.	2,189,879	89,785,039
Archer-Daniels-Midland Co.	19,993	1,007,847
Beyond Meat, Inc.(1)	372	46,500
Brown-Forman Corp. - Class A	239	17,559
Brown-Forman Corp. - Class B	956	75,935
Bunge Ltd.	217,618	14,271,388
Campbell Soup Co.	3,551	171,691
Casey’s General Stores, Inc.	1,316	235,064
Clorox Co.	1,313	265,121
Coca-Cola Co.	2,511,547	137,733,238
Coca-Cola European Partners Plc	1,281,069	63,835,668
Colgate-Palmolive Co.	1,251,345	107,002,511
Conagra Brands, Inc.	1,151,433	41,750,961

Constellation Brands, Inc. - Class A	5,767	1,263,261
Costco Wholesale Corp.	131,902	49,698,036
Coty, Inc. - Class A	10,297	72,285
Diageo Plc - ADR	501,720	79,678,153
Edgewell Personal Care Co.	88,016	3,043,593
Energizer Holdings, Inc.	456	19,234
Estee Lauder Companies, Inc. - Class A	841	223,866
Flowers Foods, Inc.	6,964	157,595
General Mills, Inc.	21,894	1,287,367
Grocery Outlet Holding Corp.(1)	1,158	45,452
Hain Celestial Group, Inc.(1)	2,907	116,716
Herbalife Nutrition Ltd.(1)	2,865	137,663
Hershey Co.	1,203	183,253
Hormel Foods Corp.	10,373	483,486
Ingredion, Inc.	70,709	5,562,677
J.M. Smucker Co.	88,007	10,173,609
Kellogg Co.	5,932	369,148
Keurig Dr Pepper, Inc.	16,131	516,192
Kimberly-Clark Corp.	197,210	26,589,824
Kraft Heinz Co.	355,435	12,319,377
Kroger Co.	390,187	12,392,339
Lamb Weston Holdings, Inc.	4,021	316,614
McCormick & Co., Inc.	3,910	373,796
Molson Coors Brewing Co. - Class B	128,449	5,804,610
Mondelez International, Inc. - Class A	79,831	4,667,719
Nu Skin Enterprises, Inc. - Class A	1,833	100,137
PepsiCo, Inc.	565,598	83,878,183
Philip Morris International, Inc.	1,796,493	148,731,656
Pilgrim’s Pride Corp.(1)	139,883	2,743,106
Post Holdings, Inc.(1)	2,277	230,000
Procter & Gamble Co.	808,739	112,527,944
Reynolds Consumer Products, Inc.	1,202	36,108
Seaboard Corp.	9	27,279
Spectrum Brands Holdings, Inc.	1,515	119,655
Sprouts Farmers Market, Inc.(1)	230,961	4,642,316
Swedish Match AB	289,676	22,542,814
Swedish Match AB - ADR	765,752	29,588,657
Sysco Corp.	4,994	370,854
TreeHouse Foods, Inc.(1)	1,975	83,918
Tyson Foods, Inc. - Class A	744,361	47,966,623
US Foods Holding Corp.(1)	7,851	261,517
Walgreens Boots Alliance, Inc.	293,883	11,720,054
Walmart, Inc.	135,405	19,518,631

Total Consumer Staples		1,156,805,638

Energy – 3.37%
Antero Midstream Corp.	10,356	79,845
Apache Corp.	13,494	191,480
Baker Hughes a GE Co. - Class A	23,464	489,224
Cabot Oil & Gas Corp.	14,011	228,099
Chevron Corp.	629,474	53,159,079
Cimarex Energy Co.	3,589	134,623
Concho Resources, Inc.	6,975	406,991
ConocoPhillips	257,171	10,284,268
Continental Resources, Inc.	2,672	43,554
Devon Energy Corp.	13,644	215,712
Diamondback Energy, Inc.	5,630	272,492
Enbridge, Inc.	413,082	13,214,493
EOG Resources, Inc.	1,555,647	77,580,116
EQT Corp.	10,368	131,777
Equitrans Midstream Corp.	13,240	106,450
Exxon Mobil Corp.	601,688	24,801,579
Halliburton Co.	887,217	16,768,401
Helmerich & Payne, Inc.	3,733	86,456
Hess Corp.	1,248,511	65,908,896
HollyFrontier Corp.	128,019	3,309,291
Kinder Morgan, Inc.	429,134	5,866,262
Marathon Oil Corp.	28,159	187,821
Marathon Petroleum Corp.	188,633	7,801,861
Murphy Oil Corp.	5,195	62,859
National Oilwell Varco, Inc.	13,866	190,380
Occidental Petroleum Corp.	243,240	4,210,484
ONEOK, Inc.	16,239	623,253
Parsley Energy, Inc. - Class A	10,755	152,721
Phillips 66	883,308	61,778,562
Pioneer Natural Resources Co.	5,975	680,493
Schlumberger Ltd.	2,929,467	63,950,265
Targa Resources Corp.	559,542	14,760,718
TC Energy Corp.	480,990	19,585,913
TOTAL SA - ADR	39,169	1,641,573
TOTAL SA	1,083,225	46,754,410
Valero Energy Corp.	118,928	6,727,757
Williams Companies, Inc.	44,005	882,300
WPX Energy, Inc.(1)	14,368	117,099

Total Energy		503,387,557

Financials – 19.39%
Affiliated Managers Group, Inc.	36,397	3,701,575
Aflac, Inc.	25,156	1,118,687
AGNC Investment Corp.	20,294	316,586
Alleghany Corp.	451	272,264
Allstate Corp.	101,978	11,210,442

Ally Financial, Inc.	13,353	476,168
American Express Co.	1,478,676	178,786,715
American Financial Group, Inc.	83,521	7,318,110
American International Group, Inc.	2,911,950	110,246,427
American National Group, Inc.	317	30,470
Ameriprise Financial, Inc.	73,221	14,229,037
Annaly Capital Management, Inc.	561,101	4,741,303
Apollo Global Management, Inc. - Class A	3,073	150,516
Arch Capital Group Ltd.(1)	2,624,152	94,653,163
Arthur J. Gallagher & Co.	6,894	852,857
Associated Banc-Corp.	5,416	92,343
Assurant, Inc.	2,130	290,149
Assured Guaranty Ltd.	101,243	3,188,142
Athene Holding Ltd. - Class A(1)	4,128	178,082
Axis Capital Holdings Ltd.	763,846	38,490,200
Bank of America Corp.	1,466,842	44,459,981
Bank of Hawaii Corp.	1,409	107,958
Bank of New York Mellon Corp.	254,483	10,800,259
Bank OZK	4,363	136,431
Berkshire Hathaway, Inc. - Class B(1)	704,343	163,316,011
BlackRock, Inc. - Class A	5,313	3,833,542
Blackstone Group, Inc. - Class A	1,024,505	66,398,169
BOK Financial Corp.	1,121	76,766
Brighthouse Financial, Inc.(1)	3,513	127,188
Brown & Brown, Inc.	7,977	378,190
Capital One Financial Corp.	142,366	14,072,879
Carlyle Group, Inc.	3,770	118,529
CBOE Global Markets, Inc.	3,060	284,947
Charles Schwab Corp.	231,510	12,279,290
Chubb Ltd.	1,197,840	184,371,533
Cincinnati Financial Corp.	5,349	467,342
Citigroup, Inc.	1,575,175	97,125,290
Citizens Financial Group, Inc.	389,563	13,930,773
CME Group, Inc. - Class A	366,831	66,781,584
CNA Financial Corp.	139,339	5,428,647
Comerica, Inc.	4,972	277,736
Commerce Bancshares, Inc.	3,773	247,886
Credit Acceptance Corp.(1)	337	116,649
Cullen/Frost Bankers, Inc.	2,001	174,547
Discover Financial Services	741,217	67,102,375
East West Bancorp, Inc.	5,038	255,477
Eaton Vance Corp.	3,957	268,799
Equitable Holdings, Inc.	776,435	19,868,972
Erie Indemnity Co. - Class A	384	94,310
Essent Group Ltd.	99,290	4,289,328
Evercore, Inc. - Class A	1,411	154,702
Everest Re Group Ltd.	33,379	7,813,690
Fidelity National Financial, Inc.	1,490,125	58,248,986
Fifth Third Bancorp	1,706,090	47,036,901
First American Financial Corp.	3,877	200,169
First Citizens BancShares, Inc. - Class A	241	138,399
First Hawaiian, Inc.	4,631	109,199
First Horizon National Corp.	19,532	249,228
First Republic Bank	6,274	921,839
FNB Corp.	512,476	4,868,522
Franklin Resources, Inc.	362,118	9,049,329
Globe Life, Inc.	3,749	356,005
GoHealth, Inc. - Class A(1)	1,565	21,378
Goldman Sachs Group, Inc.	741,573	195,560,216
Hanover Insurance Group, Inc.	1,353	158,193
Hartford Financial Services Group, Inc.	220,800	10,814,784
Huntington Bancshares, Inc.	36,102	455,968
Interactive Brokers Group, Inc. - Class A	2,577	156,991
Intercontinental Exchange, Inc.	12,952	1,493,236
Invesco Ltd.	13,475	234,869
Jefferies Financial Group, Inc.	3,051,028	75,055,289
JPMorgan Chase & Co.	899,980	114,360,459
Kemper Corp.	2,192	168,411
KeyCorp	631,138	10,356,975
KKR & Co., Inc. - Class Miscella	19,683	796,965
Lazard Ltd. - Class A	3,604	152,449
Lemonade, Inc.(1)	514	62,965
LendingTree, Inc.(1)	36	9,856
Lincoln National Corp.	147,565	7,423,995
Loews Corp.	803,053	36,153,446
LPL Financial Holdings, Inc.	2,584	269,304
M&T Bank Corp.	4,721	600,983
Markel Corp.(1)	493	509,417
Marsh & McLennan Companies, Inc.	776,095	90,803,115
Mercury General Corp.	976	50,957
MetLife, Inc.	1,236,636	58,060,060
MGIC Investment Corp.	12,068	151,453
Morgan Stanley	2,788,154	191,072,194
Morningstar, Inc.	124	28,715
Nasdaq, Inc.	4,262	565,738
Navient Corp.	2,300,074	22,586,727
New Residential Investment Corp.	14,806	147,172
New York Community Bancorp, Inc.	16,072	169,560
Northern Trust Corp.	389,838	36,309,511
Old Republic International Corp.	11,056	217,914

OneMain Holdings, Inc. - Class A	2,322	111,828
PacWest Bancorp	4,170	105,918
People’s United Financial, Inc.	15,114	195,424
Pinnacle Financial Partners, Inc.	2,640	170,016
PNC Financial Services Group, Inc.	544,514	81,132,586
Popular, Inc.	3,102	174,705
Primerica, Inc.	539	72,188
Principal Financial Group, Inc.	9,709	481,663
PROG Holdings, Inc.	1,014,493	54,650,738
Progressive Corp.	15,020	1,485,178
Prospect Capital Corp.	522,995	2,829,403
Prosperity Bancshares, Inc.	3,190	221,258
Prudential Financial, Inc.	93,825	7,324,918
Radian Group, Inc.	223,750	4,530,937
Raymond James Financial, Inc.	175,035	16,745,598
Regions Financial Corp.	670,018	10,800,690
Reinsurance Group of America, Inc. - Class A	2,421	280,594
RenaissanceRe Holdings Ltd.	1,218	201,969
Rocket Companies, Inc. - Class A(1)	2,177	44,019
S&P Global, Inc.	3,561	1,170,608
Santander Consumer USA Holdings, Inc.	2,697	59,388
SEI Investments Co.	4,121	236,834
Signature Bank	1,859	251,504
SLM Corp.	3,630,636	44,983,580
Starwood Property Trust, Inc.	292,848	5,651,966
State Street Corp.	598,909	43,588,597
Sterling Bancorp	6,907	124,188
SVB Financial Group(1)	1,837	712,444
Synchrony Financial	2,457,055	85,284,379
Synovus Financial Corp.	5,225	169,133
T Rowe Price Group, Inc.	6,115	925,750
TCF Financial Corp.	5,391	199,575
TFS Financial Corp.	2,082	36,706
Tradeweb Markets, Inc. - Class A	440	27,478
Travelers Companies, Inc.	9,101	1,277,507
Truist Financial Corp.	48,997	2,348,426
Umpqua Holdings Corp.	7,860	119,000
Unum Group	7,265	166,659
US Bancorp	1,291,252	60,159,431
Virtu Financial, Inc. - Class A	239	6,016
Voya Financial, Inc.	72,047	4,237,084
Webster Financial Corp.	3,199	134,838
Wells Fargo & Co.	5,194,003	156,755,011
Western Alliance Bancorp	130,633	7,831,448
White Mountains Insurance Group Ltd.	108	108,071
Willis Towers Watson Plc	285,107	60,066,343
Wintrust Financial Corp.	2,040	124,624
WR Berkley Corp.	4,976	330,506
Zions Bancorp N.A.	201,217	8,740,866

Total Financials		2,899,048,448

Healthcare – 13.02%
Abbott Laboratories	38,619	4,228,394
AbbVie, Inc.	931,312	99,790,081
Acadia Healthcare Co., Inc.(1)	3,140	157,816
Acceleron Pharma, Inc.(1)	98	12,538
Agilent Technologies, Inc.	10,223	1,211,323
Agios Pharmaceuticals, Inc.(1)	1,984	85,967
Alexion Pharmaceuticals, Inc.(1)	116,843	18,255,550
Alkermes Plc(1)	5,640	112,518
American Well Corp. - Class A(1)	497	12,589
AmerisourceBergen Corp. - Class A	2,876	281,158
Amgen, Inc.	243,413	55,965,517
Anthem, Inc.	323,637	103,916,604
Baxter International, Inc.	968,591	77,719,742
Becton Dickinson & Co.	141,352	35,369,097
Berkeley Lights, Inc.(1)	202	18,061
Biogen, Inc.(1)	49,370	12,088,738
BioMarin Pharmaceutical, Inc.(1)	600	52,614
Bio-Rad Laboratories, Inc. - Class A(1)	793	462,271
Bio-Techne Corp.	81	25,722
Bluebird Bio, Inc.(1)	1,275	55,169
Boston Scientific Corp.(1)	51,580	1,854,301
Bristol Myers Squibb Co.	387,380	24,029,181
Bruker Corp.	2,122	114,864
Cardinal Health, Inc.	106,452	5,701,569
Catalent, Inc.(1)	5,895	613,493
Centene Corp.(1)	14,678	881,120
Change Healthcare, Inc.(1)	2,295	42,802
Charles River Laboratories International, Inc.(1)	199	49,722
Cigna Corp.	207,213	43,137,602
Cooper Companies, Inc.	1,566	568,959
CVS Health Corp.	1,427,799	97,518,672
Danaher Corp.	266,374	59,172,320
DaVita, Inc.(1)	73,201	8,593,797
Dentsply Sirona, Inc.	7,814	409,141
Elanco Animal Health, Inc.(1)	16,902	518,384
Encompass Health Corp.	1,908	157,773
Envista Holdings Corp.(1)	1,538,765	51,902,543
Exact Sciences Corp.(1)	696	92,213
Exelixis, Inc.(1)	6,916	138,804

Fresenius Medical Care AG & Co. KGaA	938,321	78,244,139
Gilead Sciences, Inc.	332,700	19,383,102
GlaxoSmithKline Plc - ADR	136,841	5,035,749
GlaxoSmithKline Plc	460,587	8,427,804
Globus Medical, Inc. - Class A(1)	2,648	172,703
Haemonetics Corp.(1)	119	14,131
HCA Healthcare, Inc.	72,060	11,850,988
Henry Schein, Inc.(1)	5,095	340,652
Hill-Rom Holdings, Inc.	2,104	206,129
Hologic, Inc.(1)	439,802	32,030,780
Horizon Therapeutics Plc(1)	486	35,551
Humana, Inc.	101,230	41,531,632
ICU Medical, Inc.(1)	508	108,961
Integra LifeSciences Holdings Corp.(1)	2,550	165,546
Ionis Pharmaceuticals, Inc.(1)	2,372	134,113
IQVIA Holdings, Inc.(1)	4,324	774,731
Jazz Pharmaceuticals Plc(1)	76,503	12,626,820
Johnson & Johnson	1,095,702	172,441,581
Laboratory Corp. of America Holdings(1)	3,340	679,857
LivaNova Plc(1)	716,038	47,408,876
McKesson Corp.	41,382	7,197,157
Medtronic Plc	2,287,673	267,978,015
Merck & Co., Inc.	1,386,340	113,402,612
Mettler-Toledo International, Inc.(1)	51	58,124
Molina Healthcare, Inc.(1)	694	147,600
Nektar Therapeutics - Class A(1)	6,087	103,479
Oak Street Health, Inc.(1)	348	21,284
PerkinElmer, Inc.	3,207	460,205
Perrigo Co. Plc	4,882	218,323
Pfizer, Inc.	2,943,937	108,366,321
PPD, Inc.(1)	1,206	41,269
PRA Health Sciences, Inc.(1)	336	42,148
Premier, Inc. - Class A	4,432	155,563
QIAGEN NV(1)	8,038	424,808
Quest Diagnostics, Inc.	55,311	6,591,412
Reata Pharmaceuticals, Inc. - Class A(1)	89	11,002
Regeneron Pharmaceuticals, Inc.(1)	7,572	3,658,109
Royalty Pharma Plc - Class A	2,318	116,016
Sage Therapeutics, Inc.(1)	1,693	146,461
Sanofi - ADR	1,378,049	66,959,401
Sanofi SA	98,542	9,550,988
Select Medical Holdings Corp.(1)	169,600	4,691,136
STERIS Plc	2,845	539,241
Stryker Corp.	8,444	2,069,118
Syneos Health, Inc. - Class A(1)	2,432	165,692
Tandem Diabetes Care, Inc.(1)	228	21,815
Teladoc Health, Inc.(1)	253	50,590
Teleflex, Inc.	616	253,527
Thermo Fisher Scientific, Inc.	5,915	2,755,089
United Therapeutics Corp.(1)	31,451	4,773,947
UnitedHealth Group, Inc.	522,895	183,368,819
Universal Health Services, Inc. - Class B	56,113	7,715,538
Varian Medical Systems, Inc.(1)	2,930	512,779
Viatris, Inc.(1)	113,602	2,128,901
Waters Corp.(1)	2,025	501,026
Zimmer Biomet Holdings, Inc.	91,415	14,086,137
Zoetis, Inc. - Class A	1,617	267,614

Total Healthcare		1,946,483,840

Industrials – 16.50%
3M Co.	6,908	1,207,449
Acuity Brands, Inc.	47,300	5,727,557
ADT, Inc.	6,227	48,882
AECOM(1)	1,152,355	57,364,232
AerCap Holdings NV(1)	1,469,556	66,982,362
AGCO Corp.	84,953	8,757,805
Air Lease Corp. - Class A	2,303,620	102,326,800
Airbus SE	163,754	17,971,053
Airbus SE - ADR	2,767,911	75,619,329
Alaska Air Group, Inc.	166,098	8,637,096
Allegion Plc	1,153	134,186
Allison Transmission Holdings, Inc.	92,691	3,997,763
AMERCO	319	144,813
American Airlines Group, Inc.	19,379	305,607
AMETEK, Inc.	8,285	1,001,988
AO Smith Corp.	4,742	259,956
Armstrong World Industries, Inc.	1,073	79,820
Array Technologies, Inc.(1)	1,826	78,774
Atkore International Group, Inc.(1)	142,000	5,837,620
AZEK Co., Inc. - Class A(1)	2,435	93,626
Boeing Co.	170,989	36,601,905
BWX Technologies, Inc.	709,364	42,760,462
Canadian National Railway Co.	780,670	85,756,599
Carlisle Companies, Inc.	1,931	301,584
Carrier Global Corp.	20,268	764,509
Caterpillar, Inc.	99,050	18,029,081
CH Robinson Worldwide, Inc.	4,159	390,405
Cintas Corp.	360	127,246
Clean Harbors, Inc.(1)	1,839	139,948
Colfax Corp.(1)	3,540	135,370
Copa Holdings SA - Class A	1,120	86,498

CoreLogic, Inc.	2,685	207,604
Crane Co.	89,028	6,913,914
CSX Corp.	27,732	2,516,679
Cummins, Inc.	53,804	12,218,888
Curtiss-Wright Corp.	54,179	6,303,727
Deere & Co.	478,461	128,729,932
Delta Air Lines, Inc.	168,152	6,761,392
Donaldson Co., Inc.	4,069	227,376
Dover Corp.	5,254	663,317
Dun & Bradstreet Holdings, Inc.(1)	1,645	40,960
Eaton Corp. Plc	14,417	1,732,058
Emerson Electric Co.	734,259	59,012,396
Equifax, Inc.	1,116	215,209
Expeditors International of Washington, Inc.	2,296	218,373
Fastenal Co.	3,869	188,923
FedEx Corp.	549,549	142,673,911
Flowserve Corp.	83,269	3,068,463
Fortive Corp.	10,903	772,150
Fortune Brands Home & Security, Inc.	4,922	421,914
FTI Consulting, Inc.(1)	1,305	145,795
Gates Industrial Corp. Plc(1)	1,963	25,048
Generac Holdings, Inc.(1)	192	43,663
General Dynamics Corp.	892,685	132,849,382
General Electric Co.	6,412,858	69,258,866
Graco, Inc.	2,951	213,505
GrafTech International Ltd.	2,442	26,032
HEICO Corp.	313	41,441
HEICO Corp. - Class A	545	63,798
Hexcel Corp.	2,979	144,452
Hillenbrand, Inc.	110,100	4,381,980
Honeywell International, Inc.	487,181	103,623,399
Howmet Aerospace, Inc.	14,108	402,642
Hubbell, Inc. - Class B	1,931	302,761
Huntington Ingalls Industries, Inc.	35,680	6,082,726
IAA, Inc.(1)	3,656	237,567
IDEX Corp.	2,754	548,597
IHS Markit Ltd.	6,596	592,519
Illinois Tool Works, Inc.	6,332	1,290,968
Ingersoll Rand, Inc.(1)	12,386	564,306
ITT, Inc.	3,089	237,915
Jacobs Engineering Group, Inc.	361,966	39,439,815
JB Hunt Transport Services, Inc.	426,682	58,306,095
JetBlue Airways Corp.(1)	382,075	5,555,371
Johnson Controls International Plc	274,695	12,798,040
Kansas City Southern	3,386	691,184
Kirby Corp.(1)	2,129	110,346
Knight-Swift Transportation Holdings, Inc. - Class A	4,467	186,810
L3Harris Technologies, Inc.	201,516	38,090,554
Landstar System, Inc.	256	34,473
Lennox International, Inc.	1,236	338,627
Lincoln Electric Holdings, Inc.	1,170	136,013
Lockheed Martin Corp.	176,713	62,729,581
Lyft, Inc. - Class A(1)	8,888	436,667
Macquarie Infrastructure Corp.	2,624	98,531
ManpowerGroup, Inc.	2,069	186,582
Masco Corp.	9,583	526,394
MasTec, Inc.(1)	69,111	4,711,988
Mercury Systems, Inc.(1)	363	31,966
Middleby Corp.(1)	1,968	253,715
Moog, Inc. - Class A	49,588	3,932,328
MSA Safety, Inc.	1,012	151,183
MSC Industrial Direct Co., Inc. - Class A	1,596	134,686
Nielsen Holdings Plc	958,979	20,013,892
Nordson Corp.	376	75,557
Norfolk Southern Corp.	9,268	2,202,169
Northrop Grumman Corp.	561,688	171,157,567
nVent Electric Plc	5,552	129,306
Old Dominion Freight Line, Inc.	481	93,882
Oshkosh Corp.	74,987	6,454,131
Otis Worldwide Corp.	421,462	28,469,758
Owens Corning	996,195	75,471,733
PACCAR, Inc.	124,478	10,739,962
Parker-Hannifin Corp.	4,630	1,261,258
Pentair Plc	5,899	313,178
Quanta Services, Inc.	819,994	59,055,968
Raytheon Technologies Corp.	2,610,884	186,704,315
Regal Beloit Corp.	1,511	185,566
Republic Services, Inc. - Class A	7,624	734,191
Robert Half International, Inc.	3,990	249,295
Rockwell Automation, Inc.	2,131	534,476
Rollins, Inc.	993	38,797
Roper Technologies, Inc.	3,238	1,395,869
Ryder System, Inc.	1,872	115,615
Schneider National, Inc. - Class B	2,107	43,615
Sensata Technologies Holding Plc(1)	5,514	290,808
Snap-on, Inc.	120,874	20,686,376
Southwest Airlines Co.	21,366	995,869
Spirit AeroSystems Holdings, Inc. - Class A	3,746	146,431
Stanley Black & Decker, Inc.	357,684	63,868,055
Stericycle, Inc.(1)	292,347	20,268,418

Teledyne Technologies, Inc.(1)	1,311	513,886
Textron, Inc.	104,740	5,062,084
Timken Co.	2,405	186,051
Toro Co.	378	35,850
Trane Technologies Plc	8,635	1,253,457
TransDigm Group, Inc.(1)	1,487	920,230
TransUnion	604	59,929
Trinity Industries, Inc.	97,858	2,582,473
Uber Technologies, Inc.(1)	11,569	590,019
Union Pacific Corp.	514,096	107,045,069
United Airlines Holdings, Inc.(1)	10,837	468,700
United Parcel Service, Inc. - Class B	807,774	136,029,142
United Rentals, Inc.(1)	42,090	9,761,092
Univar Solutions, Inc.(1)	243,484	4,628,631
Valmont Industries, Inc.	749	131,023
Virgin Galactic Holdings, Inc.(1)	301	7,143
Wabtec Corp.	778,181	56,962,849
Waste Management, Inc.	13,271	1,565,049
Watsco, Inc.	1,164	263,704
Woodward, Inc.	1,988	241,602
WW Grainger, Inc.	424	173,136
XPO Logistics, Inc.(1)	3,083	367,494
Xylem, Inc.	6,577	669,473

Total Industrials		2,465,729,965

Information Technology – 9.52%
2U, Inc.(1)	1,773	70,938
Accenture Plc - Class A	309,896	80,947,934
Advanced Micro Devices, Inc.(1)	3,115	285,677
Akamai Technologies, Inc.(1)	1,006	105,620
Allegro MicroSystems, Inc.(1)	613	16,343
Alliance Data Systems Corp.	1,672	123,895
Amdocs Ltd.	73,473	5,211,440
Amphenol Corp. - Class A	4,202	549,496
Analog Devices, Inc.	11,821	1,746,316
Applied Materials, Inc.	553,013	47,725,022
Arista Networks, Inc.(1)	373	108,383
Arrow Electronics, Inc.(1)	109,887	10,692,005
Aspen Technology, Inc.(1)	164	21,361
Autodesk, Inc.(1)	2,668	814,647
Automatic Data Processing, Inc.	337,870	59,532,694
Avnet, Inc.	3,503	122,990
BigCommerce Holdings, Inc.(1)	169	10,841
Broadcom, Inc.	164,010	71,811,778
CACI International, Inc. - Class A(1)	744	185,501
CDK Global, Inc.	3,800	196,954
Ceridian HCM Holding, Inc.(1)	1,377	146,733
Ciena Corp.(1)	63,342	3,347,625
Cirrus Logic, Inc.(1)	2,087	171,551
Cisco Systems, Inc.	3,188,064	142,665,864
Citrix Systems, Inc.	71,904	9,354,710
Cognizant Technology Solutions Corp. - Class A	745,811	61,119,211
Coherent, Inc.(1)	150	22,503
CommScope Holding Co., Inc.(1)	6,476	86,778
Concentrix Corp.(1)	1,484	146,471
Corning, Inc.	27,153	977,508
Cree, Inc.(1)	4,068	430,801
Crowdstrike Holdings, Inc. - Class A(1)	1,508	319,425
Datto Holding Corp.(1)	450	12,150
Dell Technologies, Inc. - Class C(1)	84,732	6,210,008
Dolby Laboratories, Inc. - Class A	1,986	192,900
Duck Creek Technologies, Inc.(1)	298	12,903
DXC Technology Co.	175,886	4,529,064
EchoStar Corp. - Class A(1)	1,718	36,404
Entegris, Inc.	306	29,407
Euronet Worldwide, Inc.(1)	1,796	260,276
F5 Networks, Inc.(1)	2,203	387,596
Fidelity National Information Services, Inc.	22,461	3,177,333
FireEye, Inc.(1)	6,062	139,790
First Solar, Inc.(1)	3,390	335,339
Fiserv, Inc.(1)	14,766	1,681,257
FLIR Systems, Inc.	4,661	204,292
Genpact Ltd.	4,096	169,411
Global Payments, Inc.	10,743	2,314,257
Guidewire Software, Inc.(1)	2,601	334,827
Hewlett Packard Enterprise Co.	518,416	6,143,230
HP, Inc.	481,386	11,837,282
Intel Corp.	656,460	32,704,837
International Business Machines Corp.	91,452	11,511,978
IPG Photonics Corp.(1)	1,185	265,191
J2 Global, Inc.(1)	57,100	5,578,099
Jabil, Inc.	4,255	180,965
Jack Henry & Associates, Inc.	591	95,736
Jamf Holding Corp.(1)	455	13,614
JFrog Ltd.(1)	179	11,247
Juniper Networks, Inc.	11,749	264,470
Keysight Technologies, Inc.(1)	4,589	606,161
Lam Research Corp.	17,852	8,430,964
Leidos Holdings, Inc.	4,343	456,536
Littelfuse, Inc.	841	214,169
Lumentum Holdings, Inc.(1)	2,387	226,288

Manhattan Associates, Inc.(1)	244	25,664
Marvell Technology Group Ltd.	24,170	1,149,042
Maxim Integrated Products, Inc.	6,592	584,381
McAfee Corp. - Class A	789	13,168
Methode Electronics, Inc.	96,320	3,687,130
Microchip Technology, Inc.	405,113	55,950,156
Micron Technology, Inc.(1)	40,462	3,041,933
Microsoft Corp.	610,890	135,874,154
MKS Instruments, Inc.	482	72,517
Motorola Solutions, Inc.	5,534	941,112
National Instruments Corp.	4,605	202,344
nCino, Inc.(1)	152	11,006
NCR Corp.(1)	4,543	170,680
NetApp, Inc.	3,624	240,054
Nuance Communications, Inc.(1)	10,113	445,882
NXP Semiconductors NV	445,986	70,916,234
ON Semiconductor Corp.(1)	14,502	474,650
Oracle Corp.	1,961,123	126,865,047
Paychex, Inc.	2,634	245,436
Pegasystems, Inc.	142	18,923
Pure Storage, Inc. - Class A(1)	3,685	83,318
Qorvo, Inc.(1)	4,136	687,693
QUALCOMM, Inc.	865,856	131,904,503
RealPage, Inc.(1)	396	34,547
Sabre Corp.	12,082	145,226
Salesforce.com, Inc.(1)	2,366	526,506
Samsung Electronics Co. Ltd.	1,587,613	118,555,827
Science Applications International Corp.	41,049	3,884,877
Seagate Technology Plc	119,013	7,397,848
Skyworks Solutions, Inc.	6,054	925,535
SolarWinds Corp.(1)	1,664	24,877
SS&C Technologies Holdings, Inc.	6,353	462,181
SYNNEX Corp.	1,484	120,857
Synopsys, Inc.(1)	385	99,807
TE Connectivity Ltd.	56,800	6,876,776
Teradata Corp.(1)	919	20,650
Texas Instruments, Inc.	407,051	66,809,281
Trimble, Inc.(1)	9,057	604,736
Twilio, Inc. - Class A(1)	870	294,495
Ubiquiti, Inc.	57	15,875
Unity Software, Inc.(1)	177	27,164
VeriSign, Inc.(1)	1,488	322,003
ViaSat, Inc.(1)	2,059	67,226
Visa, Inc. - Class A	362,464	79,281,751
Vontier Corp.(1)	4,254	142,084
Western Digital Corp.	11,081	613,777
Western Union Co.	171,904	3,771,574
WEX, Inc.(1)	1,531	311,604
Xerox Holdings Corp.	6,463	149,877
Zebra Technologies Corp. - Class A(1)	161	61,877

Total Information Technology		1,422,790,861

Materials – 4.76%
Air Products & Chemicals, Inc.	6,972	1,904,890
Akzo Nobel NV	48,671	5,224,082
Albemarle Corp.	3,772	556,445
Amcor Plc	48,682	572,987
AptarGroup, Inc.	2,295	314,163
Ardagh Group SA - Class A	788	13,562
Ashland Global Holdings, Inc.	1,977	156,578
Avery Dennison Corp.	1,749	271,287
Axalta Coating Systems Ltd.(1)	7,527	214,896
Ball Corp.	730	68,021
Berry Global Group, Inc.(1)	91,432	5,137,564
Cabot Corp.	1,990	89,311
Celanese Corp. - Class A	518,767	67,408,584
CF Industries Holdings, Inc.	1,032,043	39,950,385
Chemours Co.	5,836	144,674
Corteva, Inc.	1,582,231	61,263,984
Crown Holdings, Inc.(1)	4,346	435,469
Dow, Inc.	26,795	1,487,123
DowDuPont, Inc.	2,064,434	146,801,902
Eagle Materials, Inc.	1,475	149,491
Eastman Chemical Co.	102,266	10,255,235
Ecolab, Inc.	389,491	84,270,273
Element Solutions, Inc.	4,128,902	73,205,432
FMC Corp.	3,717	427,195
Freeport-McMoRan, Inc.	52,583	1,368,210
Graphic Packaging Holding Co.	456,714	7,736,735
Huntsman Corp.	129,999	3,268,175
Ingevity Corp.(1)	71,312	5,400,458
International Flavors & Fragrances, Inc.	3,988	434,054
International Paper Co.	876,197	43,564,515
Linde Plc	377,077	99,363,560
Louisiana-Pacific Corp.	141,000	5,240,970
LyondellBasell Industries NV - Class A	126,201	11,567,584
Martin Marietta Materials, Inc.	2,291	650,575
Mosaic Co.	12,343	284,012
NewMarket Corp.	42	16,728
Newmont Goldcorp Corp.	29,245	1,751,483
Nucor Corp.	10,772	572,963

Olin Corp.	5,095	125,133
Packaging Corp. of America	3,490	481,306
PPG Industries, Inc.	48,100	6,936,982
Reliance Steel & Aluminum Co.	47,507	5,688,963
Royal Gold, Inc.	665	70,729
RPM International, Inc.	749	67,994
Scotts Miracle-Gro Co.	91	18,122
Sealed Air Corp.	106,293	4,867,157
Silgan Holdings, Inc.	2,810	104,195
Sonoco Products Co.	3,579	212,056
Southern Copper Corp.	2,948	191,974
Steel Dynamics, Inc.	7,243	267,049
Valvoline, Inc.	6,622	153,233
Vulcan Materials Co.	4,814	713,964
Westlake Chemical Corp.	1,211	98,818
Westrock Co.	222,391	9,680,680
WR Grace & Co.	1,289	70,663

Total Materials		711,292,573

Real Estate – 3.85%
Alexandria Real Estate Equities, Inc.	4,837	862,050
American Assets Trust, Inc.	89,600	2,587,648
American Campus Communities, Inc.	1,501,294	64,210,344
American Homes 4 Rent - Class A	10,080	302,400
American Tower Corp.	211,006	47,362,407
Americold Realty Trust	6,892	257,278
Apartment Income REIT Corp.(1)	5,260	202,037
Apartment Investment & Management Co. - Class A	5,260	27,773
Apple Hospitality REIT, Inc.	7,490	96,696
AvalonBay Communities, Inc.	5,102	818,514
Boston Properties, Inc.	5,728	541,468
Brandywine Realty Trust	336,440	4,007,000
Brixmor Property Group, Inc.	10,586	175,198
Brookfield Property REIT, Inc. - Class A	772	11,534
Camden Property Trust	3,372	336,930
CBRE Group, Inc. - Class A(1)	12,159	762,612
CoreSite Realty Corp.	468	58,631
Corporate Office Properties Trust	2,107,828	54,972,154
Cousins Properties, Inc.	89,775	3,007,462
Crown Castle International Corp.	997	158,712
CubeSmart	6,903	232,010
CyrusOne, Inc.	4,250	310,887
Digital Realty Trust, Inc.	10,121	1,411,981
Douglas Emmett, Inc.	6,486	189,261
Duke Realty Corp.	13,168	526,325
Empire State Realty Trust, Inc. - Class A	5,226	48,706
EPR Properties	2,785	90,512
Equity Commonwealth	4,170	113,758
Equity LifeStyle Properties, Inc.	3,667	232,341
Equity Residential	484,708	28,733,490
Essex Property Trust, Inc.	2,347	557,225
Extra Space Storage, Inc.	1,334	154,557
Federal Realty Investment Trust	2,689	228,888
First Industrial Realty Trust, Inc.	4,510	190,006
Gaming & Leisure Properties, Inc.	92,735	3,931,964
Healthcare Trust of America, Inc. - Class A	7,767	213,903
Healthpeak Properties, Inc.	19,704	595,652
Highwoods Properties, Inc.	3,836	152,021
Host Hotels & Resorts, Inc.	247,163	3,615,995
Howard Hughes Corp.(1)	652,950	51,537,343
Hudson Pacific Properties, Inc.	5,367	128,915
Invitation Homes, Inc.	20,194	599,762
Iron Mountain, Inc.	139,685	4,117,914
JBG SMITH Properties	4,352	136,087
Jones Lang LaSalle, Inc.(1)	1,840	273,001
Kilroy Realty Corp.	4,105	235,627
Kimco Realty Corp.	14,760	221,548
Lamar Advertising Co. - Class A	3,071	255,569
Life Storage, Inc.	1,666	198,904
Medical Properties Trust, Inc.	225,442	4,912,381
MGM Growth Properties LLC - Class A	2,244,219	70,244,055
Mid-America Apartment Communities, Inc.	4,071	515,755
National Retail Properties, Inc.	6,120	250,430
Office Properties Income Trust	104,183	2,367,038
Omega Healthcare Investors, Inc.	8,040	292,013
Outfront Media, Inc.	5,166	101,047
Paramount Group, Inc.	6,761	61,119
Park Hotels & Resorts, Inc.	8,555	146,718
Prologis, Inc.	26,759	2,666,802
Public Storage	275,818	63,694,651
Rayonier, Inc.	683,775	20,089,309
Realty Income Corp.	12,998	808,086
Regency Centers Corp.	6,022	274,543
Rexford Industrial Realty, Inc.	4,456	218,834
SBA Communications Corp. - Class A	3,456	975,041
Simon Property Group, Inc.	2,521	214,991
SL Green Realty Corp.	197,869	11,789,035
Spirit Realty Capital, Inc.	4,247	170,602
STORE Capital Corp.	8,465	287,641
Sun Communities, Inc.	3,868	587,743
UDR, Inc.	10,723	412,085

Ventas, Inc.	13,722	672,927
VEREIT, Inc.	111,211	4,202,664
VICI Properties, Inc.	2,093,193	53,376,422
Vornado Realty Trust	6,270	234,122
Weingarten Realty Investors	4,334	93,918
Welltower, Inc.	101,731	6,573,857
Weyerhaeuser Co.	1,454,218	48,759,930
WP Carey, Inc.	6,204	437,878

Total Real Estate		575,424,637

Utilities – 2.73%
AES Corp.	23,631	555,329
Alliant Energy Corp.	8,929	460,111
Ameren Corp.	202,982	15,844,775
American Electric Power Co., Inc.	18,140	1,510,518
American Water Works Co., Inc.	6,557	1,006,303
Atmos Energy Corp.	4,444	424,091
Avangrid, Inc.	2,025	92,036
CenterPoint Energy, Inc.	2,219,450	48,028,898
CMS Energy Corp.	10,523	642,008
Consolidated Edison, Inc.	12,179	880,176
Dominion Energy, Inc.	29,492	2,217,798
DTE Energy Co.	6,956	844,528
Duke Energy Corp.	72,692	6,655,680
Edison International	1,340,476	84,208,702
Entergy Corp.	7,423	741,112
Essential Utilities, Inc.	7,994	378,036
Evergy, Inc.	8,091	449,131
Eversource Energy	12,317	1,065,544
Exelon Corp.	1,246,287	52,618,237
FirstEnergy Corp.	19,389	593,497
Hawaiian Electric Industries, Inc.	3,823	135,296
IDACORP, Inc.	1,800	172,854
MDU Resources Group, Inc.	240,495	6,334,638
National Fuel Gas Co.	102,227	4,204,597
NextEra Energy, Inc.	295,180	22,773,137
NiSource, Inc.	1,806,991	41,452,374
NRG Energy, Inc.	191,624	7,195,481
OGE Energy Corp.	7,141	227,512
PG&E Corp.(1)	48,232	600,971
Pinnacle West Capital Corp.	4,022	321,559
PPL Corp.	254,920	7,188,744
Public Service Enterprise Group, Inc.	18,278	1,065,607
Sempra Energy	162,414	20,693,168
Southern Co.	1,132,499	69,569,414
UGI Corp.	7,433	259,858
Vistra Corp.	244,317	4,803,272
WEC Energy Group, Inc.	11,415	1,050,523
Xcel Energy, Inc.	18,957	1,263,863

Total Utilities		408,529,378

Total Common Stocks (Cost: $10,852,257,112)		14,710,160,861

CONVERTIBLE PREFERRED STOCKS – 0.30%
Healthcare – 0.07%
Becton Dickinson & Co., 6.00%	183,415	10,111,669

Total Healthcare		10,111,669

Utilities – 0.23%
NextEra Energy, Inc., 5.28%	152,671	7,761,794
Sempra Energy, 6.00%	120,261	11,997,237
Sempra Energy, 6.75%	35,061	3,636,878
Southern Co., 6.75%	205,147	10,647,129

Total Utilities		34,043,038

Total Convertible Preferred Stocks (Cost: $41,164,617)		44,154,707

PREFERRED STOCKS – 0.14%
Consumer Discretionary – 0.14%
Volkswagen AG	108,827	20,338,013

Total Consumer Discretionary		20,338,013

Total Preferred Stocks (Cost: $17,666,329)		20,338,013

WARRANTS – 0.00%(2)
Energy – 0.00%(2)
Occidental Petroleum Corp., expires 08/03/2027(1)	54,746	372,820

Total Energy		372,820

Total Warrants (Cost: $270,993)		372,820

	Principal Amount	Value
BONDS & NOTES – 0.04%
Convertible Securities – 0.04%
Financials – 0.04%
AXA SA
7.25%, 05/15/2021(3)	$5,500,000	$6,266,562

Total Financials		6,266,562

Total Convertible Securities		6,266,562

Total Bonds & Notes (Cost: $5,286,026)		6,266,562

	Shares	Value
SHORT-TERM INVESTMENTS – 1.01%
Money Market Funds – 0.66%
Goldman Sachs Financial Square Government Fund - Class I, 0.03%(4)	98,623,115	$98,623,115

Total Money Market Funds (Cost: $98,623,115)		98,623,115

	Principal Amount	Value
Time Deposits – 0.35%
ANZ, London, 0.01% due 01/04/2021	$2,303,162	2,303,162
Bank of Montreal, London, 0.01% due 01/04/2021	8,329,266	8,329,266
BNP Paribas, Paris, 0.01% due 01/04/2021	20,455,874	20,455,874
National Australia Bank, London, 0.01% due 01/04/2021	8,964,517	8,964,517
Royal Bank of Canada, Toronto, 0.01% due 01/04/2021	12,333,140	12,333,140

Total Time Deposits (Cost: $52,385,959)		52,385,959

Total Short-Term Investments (Cost: $151,009,074)		151,009,074

TOTAL INVESTMENTS IN SECURITIES – 99.90%
(Cost: $11,067,654,151)		14,932,302,037

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.10%		14,937,675

TOTAL NET ASSETS – 100.00%		$14,947,239,712

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $6,266,562, which represents 0.04% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.28%
Communication Services – 4.67%
Altice USA, Inc. - Class A(1)	23,863	$903,692
AMC Networks, Inc. - Class A(1)	5,104	182,570
Anterix, Inc.(1)	4,774	179,502
ATN International, Inc.	325	13,572
Bandwidth, Inc. - Class A(1)	8,339	1,281,454
Boingo Wireless, Inc.(1)	19,376	246,463
Cable One, Inc.	433	964,603
Cardlytics, Inc.(1)	11,408	1,628,720
Cargurus, Inc. - Class A(1)	38,328	1,216,147
Cincinnati Bell, Inc.(1)	6,920	105,737
Cogent Communications Holdings, Inc.	18,646	1,116,336
Consolidated Communications Holdings, Inc.(1)	3,750	18,337
Daily Journal Corp.(1)	376	151,904
Electronic Arts, Inc.	37,663	5,408,407
Eventbrite, Inc. - Class A(1)	28,484	515,560
EverQuote, Inc. - Class A(1)	6,166	230,300
Glu Mobile, Inc.(1)	63,019	567,801
Gogo, Inc.(1)	22,908	220,604
Gray Television, Inc.(1)	11,678	208,919
IAC/InterActiveCorp(1)	42,340	8,017,079
IDT Corp. - Class B(1)	5,577	68,932
Iridium Communications, Inc.(1)	33,092	1,301,343
John Wiley & Sons, Inc. - Class A	356,755	16,289,433
Liberty Media Corp.-Liberty Braves - Class A(1)	2,572	63,966
Liberty Media Corp.-Liberty Braves - Class C(1)	9,873	245,640
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	727	31,399
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	1,562	67,963
Live Nation Entertainment, Inc.(1)	104,400	7,671,312
LiveXLive Media, Inc.(1)	2,538	8,325
Loral Space & Communications, Inc.	1,230	25,818
Match Group, Inc.(1)	358,768	54,242,134
MediaAlpha, Inc. - Class A(1)	3,330	130,103
Meredith Corp.	8,894	170,765
New York Times Co. - Class A	592,358	30,666,374
Nexstar Media Group, Inc. - Class A	2,292	250,263
Ooma, Inc.(1)	9,324	134,265
ORBCOMM, Inc.(1)	4,402	32,663
Pinterest, Inc. - Class A(1)	27,071	1,783,979
QuinStreet, Inc.(1)	6,715	143,970
Roku, Inc. - Class A(1)	102,784	34,126,344
Shenandoah Telecommunications Co.	20,977	907,255
Sirius XM Holdings, Inc.	56,372	359,090
Spotify Technology SA(1)	10,645	3,349,556
Take-Two Interactive Software, Inc.(1)	140,972	29,292,572
TechTarget, Inc.(1)	10,300	608,833
Vonage Holdings Corp.(1)	58,219	749,570
Warner Music Group Corp. - Class A	84,028	3,192,224
WideOpenWest, Inc.(1)	11,780	125,693
World Wrestling Entertainment, Inc. - Class A	3,680	176,824
Yelp, Inc. - Class A(1)	5,637	184,161
Zillow Group, Inc. - Class A(1)	520	70,689
Zillow Group, Inc. - Class C(1)	1,318	171,076
Zynga, Inc. - Class A(1)	5,036,427	49,709,534

Total Communication Services		259,529,775

Consumer Discretionary – 10.57%
1-800-Flowers.com, Inc. - Class A(1)	293,025	7,618,650
Aaron’s Co., Inc.(1)	30,805	584,063
Academy Sports & Outdoors, Inc.(1)	1,467	30,411
Accel Entertainment, Inc. - Class A(1)	22,004	222,240
Acushnet Holdings Corp.	3,493	141,606

Advance Auto Parts, Inc.	243,000	38,274,930
America’s Car-Mart, Inc.(1)	2,114	232,202
Aptiv Plc	194,232	25,306,487
Asbury Automotive Group, Inc.(1)	3,349	488,083
Aspen Group, Inc.(1)	9,976	111,033
AutoZone, Inc.(1)	1,119	1,326,507
Bally’s Corp.	7,946	399,128
Best Buy Co., Inc.	3,380	337,290
Big Lots, Inc.	1,124	48,253
Bloomin’ Brands, Inc.	37,887	735,766
Boot Barn Holdings, Inc.(1)	11,242	487,453
BorgWarner, Inc.	2,594	100,232
Bright Horizons Family Solutions, Inc.(1)	74,969	12,968,887
Brinker International, Inc.	12,976	734,052
Burlington Stores, Inc.(1)	131,314	34,345,177
Caesars Entertainment, Inc.(1)	46,319	3,440,112
Camping World Holdings, Inc. - Class A	14,151	368,634
CarMax, Inc.(1)	956	90,304
CarParts.com, Inc.(1)	13,954	172,890
Carvana Co. - Class A(1)	4,553	1,090,626
Casper Sleep, Inc.(1)	2,735	16,820
Cavco Industries, Inc.(1)	3,982	698,642
Chegg, Inc.(1)	433,965	39,200,058
Chewy, Inc. - Class A(1)	126,340	11,356,703
Children’s Place, Inc.(1)	4,323	216,582
Chipotle Mexican Grill, Inc. - Class A(1)	22,140	30,701,759
Churchill Downs, Inc.	16,620	3,237,410
Clarus Corp.	985	15,169
Collectors Universe, Inc.	3,511	264,729
Core-Mark Holding Co., Inc.	17,860	524,548
Cracker Barrel Old Country Store, Inc.	4,470	589,682
Crocs, Inc.(1)	29,159	1,827,103
Dave & Buster’s Entertainment, Inc.	6,908	207,378
Deckers Outdoor Corp.(1)	12,254	3,514,202
Denny’s Corp.(1)	17,948	263,477
Dine Brands Global, Inc.	358	20,764
Dollar Tree, Inc.(1)	54,551	5,893,690
Domino’s Pizza, Inc.	19,887	7,625,869
Dorman Products, Inc.(1)	11,613	1,008,241
El Pollo Loco Holdings, Inc.(1)	747	13,521
Envela Corp.(1)	2,898	15,070
Etsy, Inc.(1)	9,578	1,704,022
Everi Holdings, Inc.(1)	12,788	176,602
Expedia Group, Inc.	1,265	167,486
Five Below, Inc.(1)	4,412	772,012
Floor & Decor Holdings, Inc. - Class A(1)	79,638	7,394,388
Fox Factory Holding Corp.(1)	86,270	9,119,602
Franchise Group, Inc.	1,301	39,615
Frontdoor, Inc.(1)	1,114	55,934
GAN Ltd.(1)	8,492	172,218
Garmin Ltd.	31,451	3,763,427
Gentherm, Inc.(1)	279,513	18,229,838
Golden Entertainment, Inc.(1)	3,003	59,730
GoPro, Inc. - Class A(1)	48,357	400,396
Greenlane Holdings, Inc. - Class A(1)	4,966	19,665
GrowGeneration Corp.(1)	16,029	644,686
GrubHub, Inc.(1)	656	48,721
H&R Block, Inc.	11,004	174,523
Hamilton Beach Brands Holding Co. - Class A	1,122	19,646
Helen of Troy Ltd.(1)	84,967	18,878,818
Hilton Grand Vacations, Inc.(1)	37,679	1,181,237
Hooker Furniture Corp.	331	10,675
Installed Building Products, Inc.(1)	9,969	1,016,140
iRobot Corp.(1)	12,029	965,808
Jack in the Box, Inc.	1,067	99,018
Johnson Outdoors, Inc. - Class A	1,186	133,579
KB Home	5,733	192,170

LCI Industries	10,845	1,406,380
Legacy Housing Corp.(1)	842	12,723
Leslie’s, Inc.(1)	1,379	38,267
LGI Homes, Inc.(1)	9,902	1,048,127
Lindblad Expeditions Holdings, Inc.(1)	11,720	200,646
Lithia Motors, Inc. - Class A	5,560	1,627,245
Lovesac Co.(1)	4,282	184,511
Lululemon Athletica, Inc.(1)	15,915	5,538,897
Lumber Liquidators Holdings, Inc.(1)	1,652	50,783
Magnite, Inc.(1)	26,251	806,168
Malibu Boats, Inc. - Class A(1)	9,104	568,454
Marine Products Corp.	2,832	41,177
Marriott Vacations Worldwide Corp.	2,321	318,488
MasterCraft Boat Holdings, Inc.(1)	7,775	193,131
Mattel, Inc.(1)	16,390	286,006
Meritage Homes Corp.(1)	818	67,747
Monarch Casino & Resort, Inc.(1)	3,958	242,309
Monro, Inc.	7,111	379,016
Motorcar Parts of America, Inc.(1)	1,214	23,819
Murphy USA, Inc.	11,755	1,538,377
National Vision Holdings, Inc.(1)	259,420	11,749,132
Noodles & Co. - Class A(1)	6,834	53,989
NVR, Inc.(1)	29	118,316
Ollie’s Bargain Outlet Holdings, Inc.(1)	372,653	30,471,836
OneWater Marine, Inc. - Class A(1)	3,768	109,611
O’Reilly Automotive, Inc.(1)	5,812	2,630,337
Overstock.com, Inc.(1)	15,296	733,749
Papa John’s International, Inc.	42,668	3,620,380
Patrick Industries, Inc.	9,317	636,817
Peloton Interactive, Inc. - Class A(1)	218,299	33,120,324
Penn National Gaming, Inc.(1)	34,163	2,950,658
Perdoceo Education Corp.(1)	30,401	383,965
PetMed Express, Inc.	8,666	277,832
Planet Fitness, Inc. - Class A(1)	48,154	3,738,195
PlayAGS, Inc.(1)	3,057	22,010
Polaris Industries, Inc.	526	50,117
Pool Corp.	12,865	4,792,213
Purple Innovation, Inc. - Class A(1)	7,359	242,405
Quotient Technology, Inc.(1)	21,851	205,836
RealReal, Inc.(1)	27,893	545,029
Red Rock Resorts, Inc. - Class A	21,600	540,864
Rent-A-Center, Inc.	18,661	714,530
RH(1)	6,911	3,092,811
Ruth’s Hospitality Group, Inc.	14,520	257,440
Scientific Games Corp.(1)	17,906	742,920
SeaWorld Entertainment, Inc.(1)	9,259	292,492
Shake Shack, Inc. - Class A(1)	15,423	1,307,562
Shutterstock, Inc.	9,539	683,946
Skyline Champion Corp.(1)	22,978	710,939
Sleep Number Corp.(1)	4,615	377,784
Sonos, Inc.(1)	35,040	819,586
Sportsman’s Warehouse Holdings, Inc.(1)	18,533	325,254
Stamps.com, Inc.(1)	7,404	1,452,591
Standard Motor Products, Inc.	1,491	60,326
Steven Madden Ltd.	364,108	12,860,295
Stitch Fix, Inc. - Class A(1)	22,451	1,318,323
Strategic Education, Inc.	10,515	1,002,395
Sturm Ruger & Co., Inc.	6,361	413,910
Superior Group of Companies, Inc.	1,010	23,472
Taylor Morrison Home Corp. - Class A(1)	5,407	138,690
Tempur Sealy International, Inc.(1)	11,532	311,364
Terminix Global Holdings, Inc.(1)	310,055	15,815,906
Texas Roadhouse, Inc. - Class A	178,782	13,973,601
TopBuild Corp.(1)	14,470	2,663,638
Tractor Supply Co.	270,368	38,008,333
Ulta Beauty, Inc.(1)	180,669	51,880,910
Universal Electronics, Inc.(1)	5,110	268,071

Universal Technical Institute, Inc.(1)	11,290	72,933
Vail Resorts, Inc.	260	72,530
VF Corp.	1,540	131,531
Visteon Corp.(1)	12,061	1,513,897
Vivint Smart Home, Inc.(1)	6,988	145,001
Vroom, Inc.(1)	1,658	67,928
Waitr Holdings, Inc.(1)	36,409	101,217
Wayfair, Inc. - Class A(1)	47,516	10,729,588
Wendy’s Co.	14,468	317,139
Williams-Sonoma, Inc.	1,005	102,349
Wingstop, Inc.	53,317	7,067,168
Winmark Corp.	373	69,303
Winnebago Industries, Inc.	13,527	810,808
WW International, Inc.(1)	4,977	121,439
Wynn Resorts Ltd.	1,952	220,244
XPEL, Inc.(1)	7,407	381,905
YETI Holdings, Inc.(1)	35,190	2,409,459
Yum China Holdings, Inc.	2,227	127,139

Total Consumer Discretionary		587,850,942

Consumer Staples – 4.48%
Albertsons Companies, Inc. - Class A	1,450	25,491
B&G Foods, Inc.	24,498	679,330
Beyond Meat, Inc.(1)	46,623	5,827,875
BJ’s Wholesale Club Holdings, Inc.(1)	59,982	2,236,129
Boston Beer, Inc. - Class A(1)	16,139	16,046,846
Bridgford Foods Corp.(1)	749	13,647
Brown-Forman Corp. - Class A	3,185	234,002
Brown-Forman Corp. - Class B	12,498	992,716
Calavo Growers, Inc.	162,352	11,272,099
Cal-Maine Foods, Inc.(1)	5,475	205,531
Campbell Soup Co.	349,402	16,893,587
Celsius Holdings, Inc.(1)	15,557	782,673
Central Garden & Pet Co. - Class A(1)	1,118	43,166
Central Garden & Pet Co. - Class A(1)	5,414	196,691
Church & Dwight Co., Inc.	161,687	14,103,957
Clorox Co.	7,252	1,464,324
Coca-Cola Consolidated, Inc.	2,080	553,842
elf Beauty, Inc.(1)	20,024	504,405
Energizer Holdings, Inc.	4,016	169,395
Freshpet, Inc.(1)	17,014	2,415,818
Grocery Outlet Holding Corp.(1)	3,061	120,144
Herbalife Nutrition Ltd.(1)	1,030	49,491
Hershey Co.	241,784	36,830,957
Hostess Brands, Inc. - Class A(1)	24,758	362,457
Inter Parfums, Inc.	122,202	7,391,999
J&J Snack Foods Corp.	1,733	269,256
J.M. Smucker Co.	311,500	36,009,400
John B Sanfilippo & Son, Inc.	3,849	303,532
Kellogg Co.	6,871	427,582
Laird Superfood, Inc.(1)	741	35,064
Lamb Weston Holdings, Inc.	435,112	34,260,719
Lancaster Colony Corp.	55,315	10,163,025
Lifevantage Corp.(1)	6,463	60,235
Limoneira Co.	862	14,352
McCormick & Co., Inc.	11,296	1,079,898
Medifast, Inc.	4,924	966,778
MGP Ingredients, Inc.	4,040	190,122
Mission Produce, Inc.(1)	1,670	25,133
Molson Coors Brewing Co. - Class B	389,000	17,578,910
Monster Beverage Corp.(1)	56,224	5,199,595
National Beverage Corp.	5,244	445,216
Natural Grocers by Vitamin Cottage, Inc.	2,732	37,538
NewAge, Inc.(1)	19,850	52,205
Pilgrim’s Pride Corp.(1)	1,262	24,748
PriceSmart, Inc.	675	61,486
Revlon, Inc. - Class A(1)	114	1,354
Reynolds Consumer Products, Inc.	1,174	35,267

Sanderson Farms, Inc.	6,848	905,306
Sprouts Farmers Market, Inc.(1)	8,028	161,363
Tootsie Roll Industries, Inc.	5,850	173,745
TreeHouse Foods, Inc.(1)	311,000	13,214,390
Turning Point Brands, Inc.	5,282	235,366
USANA Health Sciences, Inc.(1)	4,972	383,341
Vector Group Ltd.	6,776	78,940
Veru, Inc.(1)	23,502	203,292
Vital Farms, Inc.(1)	2,063	52,215
WD-40 Co.	26,426	7,020,860

Total Consumer Staples		249,086,805

Energy – 0.34%
Ardmore Shipping Corp.	2,471	8,080
Aspen Aerogels, Inc.(1)	593	9,897
Cabot Oil & Gas Corp.	131,322	2,137,922
Cactus, Inc. - Class A	9,736	253,817
ChampionX Corp.(1)	883,009	13,510,038
Cheniere Energy, Inc.(1)	18,839	1,130,905
Contango Oil & Gas Co.(1)	8,334	19,085
DMC Global, Inc.	3,079	133,167
Dorian LPG Ltd.(1)	2,643	32,218
Equitrans Midstream Corp.	3,200	25,728
Goodrich Petroleum Corp.(1)	970	9,787
Magnolia Oil & Gas Corp. - Class A(1)	49,825	351,764
NextDecade Corp.(1)	828	1,731
Pioneer Natural Resources Co.	11,184	1,273,746
Uranium Energy Corp.(1)	30,164	53,089

Total Energy		18,950,974

Financials – 8.53%
Alleghany Corp.	99	59,765
Altabancorp	548	15,300
AMERISAFE, Inc.	71,651	4,114,917
Apollo Global Management, Inc. - Class A	6,816	333,848
Ares Management Corp. - Class A	7,971	375,036
Argo Group International Holdings Ltd.	250,573	10,950,040
Arthur J. Gallagher & Co.	354,000	43,793,340
Artisan Partners Asset Management, Inc. - Class A	10,183	512,612
Assetmark Financial Holdings, Inc.(1)	3,242	78,456
Atlanticus Holdings Corp.(1)	2,275	56,033
Axis Capital Holdings Ltd.	640	32,250
Axos Financial, Inc.(1)	2,096	78,663
Bank First Corp.	2,621	169,893
Bank7 Corp.	211	2,996
BayCom Corp.(1)	1,580	23,969
Brightsphere Investment Group, Inc.	26,878	518,208
Brown & Brown, Inc.	1,034	49,022
BRP Group, Inc. - Class A(1)	18,250	546,953
Bryn Mawr Bank Corp.	185,915	5,688,069
Cambridge Bancorp	512	35,712
Camden National Corp.	119,760	4,285,013
Carlyle Group, Inc.	832	26,158
CBOE Global Markets, Inc.	1,951	181,677
Century Bancorp, Inc. - Class A	160	12,378
Coastal Financial Corp.(1)	229	4,809
Cohen & Steers, Inc.	207,557	15,421,485
Columbia Banking System, Inc.	562,719	20,201,612
Columbia Financial, Inc.(1)	6,060	94,294
Cowen, Inc. - Class A	3,967	103,102
Crawford & Co. - Class A	1,328	9,814
Credit Acceptance Corp.(1)	56	19,384
Cullen/Frost Bankers, Inc.	238,500	20,804,355
Curo Group Holdings Corp.	7,627	109,295
Customers Bancorp, Inc.(1)	863	15,689
Eastern Bankshares, Inc.(1)	12,395	202,162
eHealth, Inc.(1)	11,168	788,572
Encore Capital Group, Inc.(1)	106,468	4,146,929
Erie Indemnity Co. - Class A	1,178	289,317

Esquire Financial Holdings, Inc.(1)	1,131	21,704
Everest Re Group Ltd.	181,000	42,370,290
FactSet Research Systems, Inc.	3,021	1,004,483
Federal Agricultural Mortgage Corp. - Class C	674	50,045
Federated Hermes, Inc. - Class B	12,287	354,971
FedNat Holding Co.	546	3,232
First Financial Bankshares, Inc.	56,346	2,038,317
First Foundation, Inc.	3,262	65,240
First Merchants Corp.	327,240	12,242,048
First Republic Bank	43,667	6,415,992
FirstCash, Inc.	88,760	6,216,750
Focus Financial Partners, Inc. - Class A(1)	13,946	606,651
FS Bancorp, Inc.	161	8,823
GAMCO Investors, Inc. - Class A	1,838	32,606
Glacier Bancorp, Inc.	4,389	201,938
GoHealth, Inc. - Class A(1)	472	6,448
Goosehead Insurance, Inc. - Class A	653	81,468
Great Western Bancorp, Inc.	284,123	5,938,171
Green Dot Corp. - Class A(1)	1,855	103,509
Greene County Bancorp, Inc.	312	7,953
Greenhill & Co., Inc.	5,241	63,626
GWG Holdings, Inc.(1)	1,722	12,037
Hamilton Lane, Inc. - Class A	14,184	1,107,061
Hanmi Financial Corp.	645	7,314
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,634	103,645
HCI Group, Inc.	514	26,882
Heritage Insurance Holdings, Inc.	1,110	11,244
Hingham Institution for Savings	13	2,808
Houlihan Lokey, Inc. - Class A	284,246	19,109,859
Independent Bank Corp.	994	72,602
Investors Bancorp, Inc.	29,116	307,465
Investors Title Co.	86	13,158
James River Group Holdings Ltd.	11,592	569,747
Kearny Financial Corp.	8,923	94,227
Kinsale Capital Group, Inc.	9,249	1,851,002
Lakeland Financial Corp.	614	32,898
LendingTree, Inc.(1)	841	230,257
Lincoln National Corp.	1,992	100,218
LPL Financial Holdings, Inc.	541	56,383
MarketAxess Holdings, Inc.	16,851	9,614,507
Meridian Corp.	567	11,794
Moelis & Co. - Class A	23,209	1,085,253
Morningstar, Inc.	1,488	344,576
MSCI, Inc. - Class A	57,783	25,801,843
National Bank Holdings Corp. - Class A	3,274	107,256
National General Holdings Corp.	14,345	490,312
NMI Holdings, Inc. - Class A(1)	2,093	47,406
Northeast Bank	244	5,495
Northern Trust Corp.	273,500	25,473,790
PacWest Bancorp	262,227	6,660,566
Palomar Holdings, Inc. - Class A(1)	61,148	5,432,388
PennyMac Financial Services, Inc.	2,206	144,758
Piper Sandler Companies	42,479	4,286,131
PJT Partners, Inc. - Class A	10,319	776,505
PRA Group, Inc.(1)	140,441	5,569,890
Primerica, Inc.	1,968	263,574
PROG Holdings, Inc.	132,374	7,130,987
Prosperity Bancshares, Inc.	277,000	19,212,720
Pzena Investment Management, Inc. - Class A	7,670	55,991
Reliant Bancorp, Inc.	377	7,020
RenaissanceRe Holdings Ltd.	1,366	226,510
RLI Corp.	15,232	1,586,413
Selectquote, Inc.(1)	3,564	73,953
ServisFirst Bancshares, Inc.	15,958	642,948
Siebert Financial Corp.(1)	2,594	10,895
Silvercrest Asset Management Group, Inc. - Class A	2,614	36,308
Silvergate Capital Corp. - Class A(1)	19,269	1,431,879

SLM Corp.	6,815	84,438
StepStone Group, Inc. - Class A(1)	3,847	153,111
Stock Yards Bancorp, Inc.	1,280	51,814
StoneX Group, Inc.(1)	459	26,576
SVB Financial Group(1)	108,880	42,226,930
T Rowe Price Group, Inc.	4,697	711,079
Tradeweb Markets, Inc. - Class A	985,701	61,557,027
Trean Insurance Group, Inc.(1)	899	11,777
Trupanion, Inc.(1)	13,222	1,582,806
UMB Financial Corp.	226,091	15,598,018
Unity Bancorp, Inc.	290	5,090
Universal Insurance Holdings, Inc.	3,139	47,430
Value Line, Inc.	302	9,957
Virtu Financial, Inc. - Class A	4,578	115,228
Virtus Investment Partners, Inc.	310	67,270
Walker & Dunlop, Inc.	1,005	92,480
Waterstone Financial, Inc.	76	1,430
West Bancorporation, Inc.	1,469	28,352
Westamerica Bancorporation	1,641	90,731

Total Financials		474,687,411

Healthcare – 24.33%
10X Genomics, Inc. - Class A(1)	4,638	656,741
1Life Healthcare, Inc.(1)	34,204	1,493,005
89bio, Inc.(1)	3,657	89,121
Abeona Therapeutics, Inc.(1)	9,872	15,499
ABIOMED, Inc.(1)	3,600	1,167,120
Acadia Healthcare Co., Inc.(1)	136,289	6,849,885
ACADIA Pharmaceuticals, Inc.(1)	8,984	480,285
Accelerate Diagnostics, Inc.(1)	13,622	103,255
Acceleron Pharma, Inc.(1)	3,930	502,804
Accolade, Inc.(1)	4,751	206,668
Accuray, Inc.(1)	38,688	161,329
AcelRx Pharmaceuticals, Inc.(1)	11,414	14,153
Acutus Medical, Inc.(1)	3,560	102,564
AdaptHealth Corp. - Class A(1)	11,116	417,517
Adaptive Biotechnologies Corp.(1)	134,021	7,924,662
Addus HomeCare Corp.(1)	6,563	768,462
ADMA Biologics, Inc.(1)	23,596	46,012
Aduro Bioteech, Inc.(1)(3)	5,254	15,762
Adverum Biotechnologies, Inc.(1)	33,402	362,078
Aeglea BioTherapeutics, Inc. - Class Savings(1)	16,984	133,664
Aerie Pharmaceuticals, Inc.(1)	16,388	221,402
Affimed NV(1)	37,684	219,321
Agenus, Inc.(1)	69,393	220,670
Agile Therapeutics, Inc.(1)	29,629	85,035
Agilent Technologies, Inc.	153,195	18,152,076
Agios Pharmaceuticals, Inc.(1)	490	21,232
Akebia Therapeutics, Inc.(1)	64,305	180,054
Akero Therapeutics, Inc.(1)	5,950	153,510
Akouos, Inc.(1)	5,261	104,326
Albireo Pharma, Inc.(1)	5,210	195,427
Alector, Inc.(1)	20,315	307,366
Alexion Pharmaceuticals, Inc.(1)	2,651	414,192
Align Technology, Inc.(1)	79,457	42,460,232
Aligos Therapeutics, Inc.(1)	3,510	97,051
Allakos, Inc.(1)	11,428	1,599,920
Allogene Therapeutics, Inc.(1)	23,278	587,537
Allovir, Inc.(1)	6,297	242,057
Allscripts Healthcare Solutions, Inc.(1)	3,372	48,692
Alnylam Pharmaceuticals, Inc.(1)	9,409	1,222,888
Alphatec Holdings, Inc.(1)	21,107	306,474
ALX Oncology Holdings, Inc.(1)	3,399	292,994
Amedisys, Inc.(1)	2,612	766,178
American Renal Associates Holdings, Inc.(1)	2,021	23,140
American Well Corp. - Class A(1)	2,550	64,591
AmerisourceBergen Corp. - Class A	5,707	557,916
Amicus Therapeutics, Inc.(1)	113,168	2,613,049

AMN Healthcare Services, Inc.(1)	20,525	1,400,831
Amneal Pharmaceuticals, Inc.(1)	43,428	198,466
Amphastar Pharmaceuticals, Inc.(1)	16,185	325,480
Anavex Life Sciences Corp.(1)	23,294	125,788
ANI Pharmaceuticals, Inc.(1)	1,998	58,022
Annexon, Inc.(1)	5,456	136,564
Antares Pharma, Inc.(1)	73,634	293,800
Apellis Pharmaceuticals, Inc.(1)	26,446	1,512,711
Apollo Medical Holdings, Inc.(1)	8,740	159,680
Applied Molecular Transport, Inc.(1)	4,368	134,403
Applied Therapeutics, Inc.(1)	5,887	129,573
Aprea Therapeutics, Inc.(1)	3,317	16,320
Apyx Medical Corp.(1)	1,864	13,421
Aquestive Therapeutics, Inc.(1)	9,378	50,172
Aravive, Inc.(1)	4,851	27,360
Arcturus Therapeutics Holdings, Inc.(1)	9,645	418,400
Arcus Biosciences, Inc.(1)	18,446	478,858
Arcutis Biotherapeutics, Inc.(1)	9,179	258,205
Ardelyx, Inc.(1)	32,348	209,292
Arena Pharmaceuticals, Inc.(1)	2,077	159,576
Argenx SE - ADR(1)	107,753	31,689,080
Arrowhead Pharmaceuticals, Inc.(1)	44,009	3,376,811
Arvinas, Inc.(1)	15,175	1,288,813
Ascendis Pharma - ADR(1)	223,497	37,274,830
Aspira Women’s Health, Inc.(1)	33,383	224,000
Assembly Biosciences, Inc.(1)	7,991	48,346
Atara Biotherapeutics, Inc.(1)	24,655	483,978
Atea Pharmaceuticals, Inc.(1)	5,067	211,699
Athenex, Inc.(1)	31,292	346,090
Athersys, Inc.(1)	72,950	127,662
Athira Pharma, Inc.(1)	4,485	153,611
Atreca, Inc. - Class A(1)	12,085	195,173
AtriCure, Inc.(1)	19,197	1,068,697
Atrion Corp.	627	402,684
Avalon GloboCare Corp.(1)	7,063	7,911
Avantor, Inc.(1)	40,327	1,135,205
Avenue Therapeutics, Inc.(1)	3,695	21,985
AVEO Pharmaceuticals, Inc.(1)	6,314	36,432
Avid Bioservices, Inc.(1)	22,654	261,427
Avidity Biosciences, Inc.(1)	5,805	148,144
Avrobio, Inc.(1)	12,969	180,788
Axcella Health, Inc.(1)	5,685	29,505
Axogen, Inc.(1)	15,975	285,952
Axonics Modulation Technologies, Inc.(1)	13,051	651,506
Axsome Therapeutics, Inc.(1)	12,153	990,105
Aziyo Biologics, Inc. - Class A(1)	838	11,422
Beam Therapeutics, Inc.(1)	17,380	1,418,903
Bellerophon Therapeutics, Inc.(1)	1,876	12,513
Berkeley Lights, Inc.(1)	563	50,338
Beyond Air, Inc.(1)	6,668	35,140
Beyondspring, Inc.(1)	6,277	76,579
BioCryst Pharmaceuticals, Inc.(1)	61,837	460,686
BioDelivery Sciences International, Inc.(1)	40,500	170,100
Biodesix, Inc.(1)	1,287	25,946
Biohaven Pharmaceutical Holding Co. Ltd.(1)	21,019	1,801,538
BioLife Solutions, Inc.(1)	6,188	246,839
BioMarin Pharmaceutical, Inc.(1)	13,340	1,169,785
BioNTech SE - ADR(1)	136,095	11,094,464
Bio-Rad Laboratories, Inc. - Class A(1)	34,000	19,819,960
BioSig Technologies, Inc.(1)	11,456	44,678
Bio-Techne Corp.	173,807	55,192,413
BioTelemetry, Inc.(1)	14,719	1,060,946
Bioxcel Therapeutics, Inc.(1)	5,656	261,307
Black Diamond Therapeutics, Inc.(1)	7,865	252,073
Bluebird Bio, Inc.(1)	2,491	107,786
Blueprint Medicines Corp.(1)	24,228	2,717,170
BrainStorm Cell Therapeutics, Inc.(1)	11,198	50,671

Bridgebio Pharma, Inc.(1)	31,891	2,267,769
Bruker Corp.	3,525	190,808
C4 Therapeutics, Inc.(1)	3,729	123,542
Calithera Biosciences, Inc.(1)	28,549	140,176
Calyxt, Inc.(1)	4,315	18,209
Cantel Medical Corp.	304,172	23,987,004
Cara Therapeutics, Inc.(1)	18,292	276,758
Cardinal Health, Inc.	23,850	1,277,406
Cardiovascular Systems, Inc.(1)	188,813	8,262,457
CareDx, Inc.(1)	20,878	1,512,611
CASI Pharmaceuticals, Inc.(1)	26,621	78,532
Cassava Sciences, Inc.(1)	4,469	30,479
Castle Biosciences, Inc.(1)	5,070	340,450
Catabasis Pharmaceuticals, Inc.(1)	6,881	14,725
Catalent, Inc.(1)	738,571	76,863,084
Catalyst Pharmaceuticals, Inc.(1)	42,895	143,269
Cellular Biomedicine Group, Inc.(1)	3,174	58,338
CEL-SCI Corp.(1)	12,714	148,245
Centene Corp.(1)	366,716	22,013,961
Centogene NV(1)	3,944	42,516
Cerecor, Inc.(1)	15,189	40,099
Cerner Corp.	79,487	6,238,140
Cerus Corp.(1)	72,876	504,302
Champions Oncology, Inc.(1)	2,653	28,626
Change Healthcare, Inc.(1)	14,321	267,087
Charles River Laboratories International, Inc.(1)	3,508	876,509
Checkmate Pharmaceuticals, Inc.(1)	1,777	25,926
Checkpoint Therapeutics, Inc.(1)	21,080	55,862
Chembio Diagnostics, Inc.(1)	7,028	33,383
Chemed Corp.	1,263	672,686
ChemoCentryx, Inc.(1)	21,813	1,350,661
Chiasma, Inc.(1)	21,526	93,638
CHINOOK THERAPEUTICS INC(1)	5,254	83,328
ChromaDex Corp.(1)	17,604	84,499
Cidara Therapeutics, Inc.(1)	14,276	28,552
Clovis Oncology, Inc.(1)	36,739	176,347
Co.-Diagnostics, Inc.(1)	11,857	110,270
Codexis, Inc.(1)	23,602	515,232
Codiak Biosciences, Inc.(1)	1,926	62,210
Cohbar, Inc.(1)	12,590	16,871
Coherus Biosciences, Inc.(1)	25,068	435,682
Collegium Pharmaceutical, Inc.(1)	15,204	304,536
CONMED Corp.	171,305	19,186,160
Constellation Pharmaceuticals, Inc.(1)	13,606	391,853
ContraFect Corp.(1)	11,524	58,196
Cooper Companies, Inc.	78,972	28,692,107
Corbus Pharmaceuticals Holdings, Inc.(1)	36,579	45,724
Corcept Therapeutics, Inc.(1)	42,747	1,118,262
CorMedix, Inc.(1)	13,644	101,375
Cortexyme, Inc.(1)	6,052	168,125
CorVel Corp.(1)	3,883	411,598
Crinetics Pharmaceuticals, Inc.(1)	12,028	169,715
Cross Country Healthcare, Inc.(1)	262	2,324
CryoLife, Inc.(1)	13,447	317,484
CryoPort, Inc.(1)	15,035	659,736
Cue Biopharma, Inc.(1)	13,391	167,521
Cutera, Inc.(1)	7,132	171,953
Cytokinetics, Inc.(1)	25,059	520,726
CytomX Therapeutics, Inc.(1)	20,079	131,517
CytoSorbents Corp.(1)	17,886	142,551
DaVita, Inc.(1)	1,046	122,800
Deciphera Pharmaceuticals, Inc.(1)	16,677	951,756
Denali Therapeutics, Inc.(1)	27,569	2,309,179
Dentsply Sirona, Inc.	701,000	36,704,360
DermTech, Inc.(1)	3,180	103,159
DexCom, Inc.(1)	124,392	45,990,210
Dicerna Pharmaceuticals, Inc.(1)	28,515	628,185

Durect Corp.(1)	91,785	189,995
Dyadic International, Inc.(1)	6,664	35,852
Dynavax Technologies Corp. - Class A(1)	39,871	177,426
Dyne Therapeutics, Inc.(1)	4,934	103,614
Eagle Pharmaceuticals, Inc.(1)	4,611	214,734
Eargo, Inc.(1)	2,807	125,810
Editas Medicine, Inc.(1)	27,491	1,927,394
Edwards Lifesciences Corp.(1)	408,000	37,221,840
Eidos Therapeutics, Inc.(1)	4,835	636,189
Eiger BioPharmaceuticals, Inc.(1)	13,100	160,999
Electromed, Inc.(1)	3,429	33,638
Eloxx Pharmaceuticals, Inc.(1)	13,495	53,710
Emergent BioSolutions, Inc.(1)	19,705	1,765,568
Enanta Pharmaceuticals, Inc.(1)	791	33,301
Encompass Health Corp.	3,582	296,196
Endo International Plc(1)	44,036	316,178
Ensign Group, Inc.	22,649	1,651,565
Envista Holdings Corp.(1)	366,000	12,345,180
Epizyme, Inc.(1)	24,912	270,544
Esperion Therapeutics, Inc.(1)	10,964	285,064
Eton Pharmaceuticals, Inc.(1)	7,543	61,325
Evelo Biosciences, Inc.(1)	7,905	95,571
Evofem Biosciences, Inc.(1)	27,381	65,988
Evolent Health, Inc. - Class A(1)	5,644	90,473
Evolus, Inc.(1)	535	1,798
Exact Sciences Corp.(1)	314,598	41,681,089
Exagen, Inc.(1)	2,615	34,518
Exelixis, Inc.(1)	126,545	2,539,758
Exicure, Inc.(1)	23,575	41,728
Fate Therapeutics, Inc.(1)	31,471	2,861,658
Fennec Pharmaceuticals, Inc.(1)	9,724	72,444
FibroGen, Inc.(1)	31,763	1,178,090
Flexion Therapeutics, Inc.(1)	19,581	225,965
Fluidigm Corp.(1)	2,523	15,138
Foghorn Therapeutics, Inc.(1)	2,499	50,655
Forma Therapeutics Holdings, Inc.(1)	5,924	206,748
Fortress Biotech, Inc.(1)	30,498	96,679
Frequency Therapeutics, Inc.(1)	10,699	377,247
Fulcrum Therapeutics, Inc.(1)	5,446	63,773
Fulgent Genetics, Inc.(1)	6,016	313,434
G1 Therapeutics, Inc.(1)	7,078	127,333
Galectin Therapeutics, Inc.(1)	16,456	36,861
Galera Therapeutics, Inc.(1)	4,251	43,488
Generation Bio Co.(1)	4,195	118,928
Genmab - ADR(1)	959,440	39,010,830
GenMark Diagnostics, Inc.(1)	30,917	451,388
Genprex, Inc.(1)	10,508	43,608
Glaukos Corp.(1)	18,773	1,412,856
Global Blood Therapeutics, Inc.(1)	4,886	211,613
Globus Medical, Inc. - Class A(1)	226,111	14,746,959
Gossamer Bio, Inc.(1)	10,094	97,609
Graybug Vision, Inc.(1)	2,245	65,150
Gritstone Oncology, Inc.(1)	2,299	9,058
Guardant Health, Inc.(1)	6,655	857,696
Haemonetics Corp.(1)	58,956	7,001,025
Halozyme Therapeutics, Inc.(1)	146,861	6,272,433
Hanger, Inc.(1)	1,654	36,371
Harmony Biosciences Holdings, Inc.(1)	2,104	76,060
Harpoon Therapeutics, Inc.(1)	5,017	83,332
Harrow Health, Inc.(1)	10,142	69,574
Health Catalyst, Inc.(1)	14,513	631,751
HealthEquity, Inc.(1)	81,604	5,688,615
Heron Therapeutics, Inc.(1)	37,534	794,407
Heska Corp.(1)	1,113	162,108
Hill-Rom Holdings, Inc.	618	60,545
HMS Holdings Corp.(1)	163,383	6,004,325
Hologic, Inc.(1)	96,886	7,056,207

Homology Medicines, Inc.(1)	15,100	170,479
Hookipa Pharma, Inc.(1)	4,788	53,099
Horizon Therapeutics Plc(1)	14,705	1,075,671
iBio, Inc.(1)	68,381	71,800
iCAD, Inc.(1)	8,795	116,094
ICON Plc(1)	39,181	7,639,511
ICU Medical, Inc.(1)	67,634	14,506,817
Ideaya Biosciences, Inc.(1)	1,205	16,870
IDEXX Laboratories, Inc.(1)	29,997	14,994,600
IGM Biosciences, Inc.(1)	3,113	274,847
Illumina, Inc.(1)	9,629	3,562,730
IMARA, Inc.(1)	3,349	73,845
Immunic, Inc.(1)	1,608	24,586
ImmunoGen, Inc.(1)	35,159	226,776
Immunome, Inc.(1)	949	9,186
Immunovant, Inc.(1)	16,388	756,962
Inari Medical, Inc.(1)	2,705	236,119
Incyte Corp.(1)	14,842	1,290,957
InfuSystem Holdings, Inc.(1)	6,644	124,774
Inhibrx, Inc.(1)	2,832	93,371
Innoviva, Inc.(1)	27,823	344,727
Inogen, Inc.(1)	5,450	243,506
Inovalon Holdings, Inc. - Class A(1)	32,401	588,726
Inovio Pharmaceuticals, Inc.(1)	68,171	603,313
Inozyme Pharma, Inc.(1)	3,061	63,179
Insmed, Inc.(1)	44,082	1,467,490
Inspire Medical Systems, Inc.(1)	11,461	2,155,699
Insulet Corp.(1)	5,315	1,358,673
Integer Holdings Corp.(1)	8,943	726,082
Integra LifeSciences Holdings Corp.(1)	795,831	51,665,349
Intellia Therapeutics, Inc.(1)	21,757	1,183,581
Intercept Pharmaceuticals, Inc.(1)	11,471	283,334
Intersect ENT, Inc.(1)	14,402	329,806
Intra-Cellular Therapies, Inc.(1)	10,976	349,037
Invitae Corp.(1)	50,584	2,114,917
Ionis Pharmaceuticals, Inc.(1)	5,228	295,591
Iovance Biotherapeutics, Inc.(1)	11,217	520,469
IQVIA Holdings, Inc.(1)	5,861	1,050,115
iRadimed Corp.(1)	2,550	58,140
iRhythm Technologies, Inc.(1)	89,292	21,180,955
Ironwood Pharmaceuticals, Inc. - Class A(1)	68,388	778,939
iTeos Therapeutics, Inc.(1)	4,044	136,768
Joint Corp.(1)	5,730	150,470
Kadmon Holdings, Inc.(1)	75,781	314,491
Kala Pharmaceuticals, Inc.(1)	17,648	119,653
Kaleido BioSciences, Inc.(1)	5,096	46,374
KalVista Pharmaceuticals, Inc.(1)	1,416	26,890
Karuna Therapeutics, Inc.(1)	6,838	694,672
Karyopharm Therapeutics, Inc.(1)	31,102	481,459
Keros Therapeutics, Inc.(1)	5,407	381,410
Kindred Biosciences, Inc.(1)	12,444	53,634
Kiniksa Pharmaceuticals Ltd. - Class A(1)	10,719	189,405
Kodiak Sciences, Inc.(1)	14,104	2,072,019
Kronos Bio, Inc.(1)	5,100	152,337
Krystal Biotech, Inc.(1)	5,938	356,280
Kura Oncology, Inc.(1)	26,795	875,125
Kymera Therapeutics, Inc.(1)	3,528	218,736
La Jolla Pharmaceutical Co.(1)	8,993	34,893
Laboratory Corp. of America Holdings(1)	438	89,155
Lantheus Holdings, Inc.(1)	29,414	396,795
LeMaitre Vascular, Inc.	5,910	239,355
Lexicon Pharmaceuticals, Inc.(1)	18,091	61,871
LHC Group, Inc.(1)	71,861	15,329,389
Ligand Pharmaceuticals, Inc.(1)	59,441	5,911,407
Liquidia Technologies, Inc.(1)	13,307	39,256
LivaNova Plc(1)	15,030	995,136
LogicBio Therapeutics, Inc.(1)	7,730	58,980

Luminex Corp.	19,062	440,713
Lyra Therapeutics, Inc.(1)	3,208	36,571
MacroGenics, Inc.(1)	8,396	191,933
Madrigal Pharmaceuticals, Inc.(1)	3,880	431,340
Magellan Health, Inc.(1)	4,625	383,135
Magenta Therapeutics, Inc.(1)	7,588	59,490
MannKind Corp.(1)	95,052	297,513
Marinus Pharmaceuticals, Inc.(1)	11,272	137,518
Marker Therapeutics, Inc.(1)	10,772	15,619
Masimo Corp.(1)	103,976	27,905,079
McKesson Corp.	9,771	1,699,372
MediciNova, Inc.(1)	18,390	96,731
Medpace Holdings, Inc.(1)	118,821	16,539,883
MEI Pharma, Inc.(1)	41,290	109,006
MeiraGTx Holdings Plc(1)	7,659	115,957
Meridian Bioscience, Inc.(1)	16,377	306,086
Merit Medical Systems, Inc.(1)	23,820	1,322,248
Mersana Therapeutics, Inc.(1)	23,003	612,110
Mesa Laboratories, Inc.	43,848	12,568,591
Metacrine, Inc.(1)	2,178	17,119
Mettler-Toledo International, Inc.(1)	1,801	2,052,564
Milestone Scientific, Inc.(1)	17,952	38,058
Minerva Neurosciences, Inc.(1)	13,828	32,358
Mirati Therapeutics, Inc.(1)	18,736	4,115,175
Mirum Pharmaceuticals, Inc.(1)	1,020	17,809
Misonix, Inc.(1)	2,447	30,587
Moderna, Inc.(1)	23,212	2,424,958
Molecular Templates, Inc.(1)	11,026	103,534
Molina Healthcare, Inc.(1)	3,222	685,255
Morphic Holding, Inc.(1)	6,015	201,803
Mustang Bio, Inc.(1)	21,841	82,668
NanoString Technologies, Inc.(1)	16,813	1,124,453
NantHealth, Inc.(1)	10,420	33,657
NantKwest, Inc.(1)	11,432	152,389
Natera, Inc.(1)	31,108	3,095,868
National Research Corp.	6,079	259,877
Natus Medical, Inc.(1)	4,535	90,881
Nemaura Medical, Inc.(1)	3,576	13,482
Neogen Corp.(1)	72,045	5,713,168
NeoGenomics, Inc.(1)	45,979	2,475,509
Neoleukin Therapeutics, Inc.(1)	14,009	197,527
Neubase Therapeutics, Inc.(1)	7,991	55,857
NeuroBo Pharmaceuticals, Inc.(1)	2,001	10,505
Neurocrine Biosciences, Inc.(1)	7,437	712,836
Nevro Corp.(1)	14,949	2,587,672
NextCure, Inc.(1)	6,494	70,785
NGM Biopharmaceuticals, Inc.(1)	9,814	297,315
Nkarta, Inc.(1)	5,455	335,319
Novavax, Inc.(1)	7,299	813,911
Novocure Ltd.(1)	8,212	1,421,004
Nurix Therapeutics, Inc.(1)	4,089	134,446
NuVasive, Inc.(1)	74,236	4,181,714
Nymox Pharmaceutical Corp.(1)	11,889	29,485
Oak Street Health, Inc.(1)	992	60,671
Ocular Therapeutix, Inc.(1)	29,572	612,140
Odonate Therapeutics, Inc.(1)	6,869	131,885
Omeros Corp.(1)	25,253	360,739
Omnicell, Inc.(1)	184,462	22,139,129
OncoCyte Corp.(1)	27,556	65,859
Oncorus, Inc.(1)	2,296	74,230
Oncternal Therapeutics, Inc.(1)(3)	207	382
Ontrak, Inc.(1)	3,538	218,613
OptimizeRx Corp.(1)	6,418	199,985
Optinose, Inc.(1)	16,668	69,006
Option Care Health, Inc.(1)	17,538	274,294
OraSure Technologies, Inc.(1)	18,920	200,268
Organogenesis Holdings, Inc. - Class A(1)	10,424	78,493

Orgenesis, Inc.(1)	1,862	8,379
ORIC Pharmaceuticals, Inc.(1)	9,186	310,946
OrthoPediatrics Corp.(1)	5,539	228,484
Osmotica Pharmaceuticals Plc(1)	4,695	19,343
Outset Medical, Inc.(1)	3,483	197,974
Ovid therapeutics, Inc.(1)	18,758	43,331
Oyster Point Pharma, Inc.(1)	2,473	46,542
Pacific Biosciences of California, Inc.(1)	67,647	1,754,763
Pacira BioSciences, Inc.(1)	100,638	6,022,178
Pandion Therapeutics, Inc.(1)	2,780	41,283
Paratek Pharmaceuticals, Inc.(1)	18,013	112,761
Passage Bio, Inc.(1)	6,783	173,441
PAVmed, Inc.(1)	12,066	25,580
Pennant Group, Inc.(1)	11,022	639,937
Penumbra, Inc.(1)	2,694	471,450
PerkinElmer, Inc.	1,777	255,000
Personalis, Inc.(1)	10,499	384,368
PetIQ, Inc. - Class A(1)	8,846	340,129
PhaseBio Pharmaceuticals, Inc.(1)	7,924	26,625
Phathom Pharmaceuticals, Inc.(1)	4,722	156,865
Phibro Animal Health Corp. - Class A	8,435	163,808
Phreesia, Inc.(1)	14,542	789,049
Pieris Pharmaceuticals, Inc.(1)	23,246	58,115
Pliant Therapeutics, Inc.(1)	3,494	79,384
PMV Pharmaceuticals, Inc.(1)	4,771	293,464
Poseida Therapeutics, Inc.(1)	4,965	54,466
PPD, Inc.(1)	11,049	378,097
PRA Health Sciences, Inc.(1)	45,372	5,691,464
Praxis Precision Medicines, Inc.(1)	3,858	212,267
Precigen, Inc.(1)	23,510	239,802
Precision BioSciences, Inc.(1)	19,388	161,696
Prelude Therapeutics, Inc.(1)	3,212	229,819
Prestige Consumer Healthcare, Inc.(1)	253,708	8,846,798
Prevail Therapeutics, Inc.(1)	6,181	142,596
Progenity, Inc.(1)	1,555	8,257
Progyny, Inc.(1)	11,429	484,475
Protagonist Therapeutics, Inc.(1)	13,852	279,256
Protara Therapeutics, Inc.(1)	1,682	40,721
Provention Bio, Inc.(1)	21,136	358,044
Providence Service Corp.(1)	5,247	727,392
PTC Therapeutics, Inc.(1)	26,923	1,643,111
Pulmonx Corp.(1)	4,064	280,497
Pulse Biosciences, Inc.(1)	5,868	140,010
Puma Biotechnology, Inc.(1)	13,593	139,464
Quanterix Corp.(1)	9,383	436,310
Quidel Corp.(1)	3,029	544,160
Quotient Ltd.(1)	31,899	166,194
R1 RCM, Inc.(1)	47,259	1,135,161
Radius Health, Inc.(1)	19,468	347,698
RadNet, Inc.(1)	19,282	377,349
RAPT Therapeutics, Inc.(1)	4,261	84,155
Reata Pharmaceuticals, Inc. - Class A(1)	1,758	217,324
Recro Pharma, Inc.(1)	7,194	20,503
REGENXBIO, Inc.(1)	15,102	685,027
Relay Therapeutics, Inc.(1)	11,238	467,051
Relmada Therapeutics, Inc.(1)	6,418	205,825
Repligen Corp.(1)	93,163	17,852,826
Replimune Group, Inc.(1)	10,281	392,220
Repro-Med Systems, Inc.(1)	11,164	67,207
ResMed, Inc.	44,692	9,499,732
Retractable Technologies, Inc.(1)	5,651	60,692
Revance Therapeutics, Inc.(1)	20,995	594,998
REVOLUTION Medicines, Inc.(1)	16,704	661,311
Rhythm Pharmaceuticals, Inc.(1)	14,777	439,320
Rigel Pharmaceuticals, Inc.(1)	75,788	265,258
Rocket Pharmaceuticals, Inc.(1)	14,819	812,674
Rockwell Medical, Inc.(1)	29,351	29,645

Royalty Pharma Plc - Class A	3,785	189,439
Rubius Therapeutics, Inc.(1)	1,116	8,470
Sage Therapeutics, Inc.(1)	114,377	9,894,754
Sangamo Therapeutics, Inc.(1)	50,749	791,938
Sarepta Therapeutics, Inc.(1)	55,908	9,531,755
Satsuma Pharmaceuticals, Inc.(1)	4,326	19,943
Scholar Rock Holding Corp.(1)	11,339	550,282
Schrodinger, Inc.(1)	13,106	1,037,733
scPharmaceuticals, Inc.(1)	2,912	15,404
Seagen, Inc.(1)	10,292	1,802,541
Select Medical Holdings Corp.(1)	47,532	1,314,735
Selecta Biosciences, Inc.(1)	12,425	37,648
Seres Therapeutics, Inc.(1)	24,137	591,357
Sharps Compliance Corp.(1)	6,690	63,221
Shattuck Labs, Inc.(1)	4,587	240,405
Shockwave Medical, Inc.(1)	12,508	1,297,330
SI-BONE, Inc.(1)	12,748	381,165
Sientra, Inc.(1)	16,409	63,831
SIGA Technologies, Inc.(1)	23,060	167,646
Silk Road Medical, Inc.(1)	11,999	755,697
Simulations Plus, Inc.	6,079	437,202
Soleno Therapeutics, Inc.(1)	24,587	47,453
Solid Biosciences, Inc.(1)	1,265	9,589
Soliton, Inc.(1)	3,215	24,691
Sorrento Therapeutics, Inc.(1)	108,518	740,635
Spero Therapeutics, Inc.(1)	8,071	156,497
SpringWorks Therapeutics, Inc.(1)	10,434	756,674
Spruce Biosciences, Inc.(1)	2,406	58,490
SQZ Biotechnologies Co.(1)	1,543	44,716
STAAR Surgical Co.(1)	19,958	1,581,073
Stereotaxis, Inc.(1)	20,058	102,095
STERIS Plc	354	67,097
Stoke Therapeutics, Inc.(1)	5,480	339,376
Strongbridge Biopharma Plc(1)	17,653	42,897
Supernus Pharmaceuticals, Inc.(1)	60,754	1,528,571
Surgery Partners, Inc.(1)	9,556	277,220
Surmodics, Inc.(1)	5,515	240,013
Sutro Biopharma, Inc.(1)	10,604	230,213
Syndax Pharmaceuticals, Inc.(1)	11,858	263,722
Syneos Health, Inc. - Class A(1)	587	39,992
Syros Pharmaceuticals, Inc.(1)	18,291	198,457
Tabula Rasa HealthCare, Inc.(1)	9,251	396,313
Tactile Systems Technology, Inc.(1)	7,841	352,375
Tandem Diabetes Care, Inc.(1)	59,663	5,708,556
Tarsus Pharmaceuticals, Inc.(1)	2,140	88,446
Taysha Gene Therapies, Inc.(1)	2,988	79,302
TCR2 Therapeutics, Inc.(1)	804	24,868
Tela Bio, Inc.(1)	2,930	44,067
Teladoc Health, Inc.(1)	16,854	3,370,126
Teleflex, Inc.	2,373	976,656
Tenet Healthcare Corp.(1)	4,633	184,996
TG Therapeutics, Inc.(1)	43,119	2,243,050
TherapeuticsMD, Inc.(1)	95,920	116,063
Theravance Biopharma, Inc.(1)	17,555	311,952
Tivity Health, Inc.(1)	8,926	174,860
Translate Bio, Inc.(1)	29,754	548,366
TransMedics Group, Inc.(1)	10,951	217,925
Travere Therapeutics, Inc. - Class Preferred(1)	21,735	592,387
Tricida, Inc.(1)	10,891	76,782
Triple-S Management Corp. - Class B(1)	987	21,072
Turning Point Therapeutics, Inc.(1)	15,232	1,856,019
Twist Bioscience Corp.(1)	14,280	2,017,621
Tyme Technologies, Inc.(1)	31,879	38,892
Ultragenyx Pharmaceutical, Inc.(1)	27,440	3,798,519
UNITY Biotechnology, Inc.(1)	16,389	85,878
UroGen Pharma Ltd.(1)	5,079	91,524
US Physical Therapy, Inc.	5,614	675,084

Utah Medical Products, Inc.	1,168	98,462
Vapotherm, Inc.(1)	8,443	226,779
Varian Medical Systems, Inc.(1)	920	161,009
Vaxart, Inc.(1)	18,607	106,246
Vaxcyte, Inc.(1)	6,386	169,676
VBI Vaccines, Inc.(1)	62,534	171,969
Veeva Systems, Inc. - Class A(1)	307,562	83,733,755
Venus Concept, Inc.(1)	5,753	9,953
Veracyte, Inc.(1)	25,219	1,234,218
Verastem, Inc.(1)	31,182	66,418
Vericel Corp.(1)	17,644	544,847
Verrica Pharmaceuticals, Inc.(1)	5,304	61,049
Viela Bio, Inc.(1)	9,475	340,816
Viemed Healthcare, Inc.(1)	15,537	120,567
ViewRay, Inc.(1)	18,430	70,403
Viking Therapeutics, Inc.(1)	2,397	13,495
Vir Biotechnology, Inc.(1)	23,784	636,936
Vocera Communications, Inc.(1)	14,250	591,803
VolitionRX Ltd.(1)	12,133	47,197
Voyager Therapeutics, Inc.(1)	11,814	84,470
vTv Therapeutics, Inc. - Class A(1)	4,994	9,289
VYNE Therapeutics, Inc.(1)	5,823	9,200
Waters Corp.(1)	134,857	33,366,319
WaVe Life Sciences Ltd.(1)	14,427	113,540
West Pharmaceutical Services, Inc.	185,837	52,649,480
Xencor, Inc.(1)	22,608	986,387
Xeris Pharmaceuticals, Inc.(1)	18,314	90,105
XOMA Corp.(1)	2,208	97,439
Y-mAbs Therapeutics, Inc.(1)	13,468	666,801
Zentalis Pharmaceuticals, Inc.(1)	11,605	602,764
ZIOPHARM Oncology, Inc.(1)	63,528	160,091
Zogenix, Inc.(1)	24,017	480,100
Zynex, Inc.(1)	7,318	98,500

Total Healthcare		1,353,035,535

Industrials – 13.29%
AAON, Inc.	149,533	9,963,384
Advanced Drainage Systems, Inc.	24,767	2,070,026
Aerojet Rocketdyne Holdings, Inc.(1)	31,487	1,664,088
Aerovironment, Inc.(1)	9,416	818,250
Air Transport Services Group, Inc.(1)	25,533	800,204
Akerna Corp.(1)	7,667	24,841
Alamo Group, Inc.	3,555	490,412
Albany International Corp. - Class A	198,788	14,595,015
Allegiant Travel Co. - Class A	667	126,223
Allegion Plc	4,876	567,469
Allied Motion Technologies, Inc.	2,860	146,146
Allison Transmission Holdings, Inc.	5,872	253,259
Alpha Pro Tech Ltd.(1)	4,395	49,004
Altra Industrial Motion Corp.	397,202	22,016,907
Ameresco, Inc. - Class A(1)	10,853	566,961
AMETEK, Inc.	425,000	51,399,500
Apogee Enterprises, Inc.	1,819	57,626
Applied Industrial Technologies, Inc.	6,642	518,010
Armstrong World Industries, Inc.	1,443	107,345
Array Technologies, Inc.(1)	339	14,624
ASGN, Inc.(1)	18,452	1,541,296
Atkore International Group, Inc.(1)	20,702	851,059
Atlas Air Worldwide Holdings, Inc.(1)	594	32,397
Avis Budget Group, Inc.(1)	23,019	858,609
Axon Enterprise, Inc.(1)	62,904	7,707,627
AZEK Co., Inc. - Class A(1)	101,702	3,910,442
Barrett Business Services, Inc.	68	4,638
Beacon Roofing Supply, Inc.(1)	231,569	9,306,758
Bloom Energy Corp. - Class A(1)	36,643	1,050,188
Blue Bird Corp.(1)	2,238	40,866
Boise Cascade Co.	2,847	136,087
Brady Corp. - Class A	15,379	812,319

Brink’s Co.	21,653	1,559,016
Builders FirstSource, Inc.(1)	45,828	1,870,241
BWX Technologies, Inc.	5,012	302,123
CAI International, Inc.	1,408	43,986
Carrier Global Corp.	25,351	956,240
Casella Waste Systems, Inc. - Class A(1)	18,678	1,157,102
CBIZ, Inc.(1)	3,047	81,081
CH Robinson Worldwide, Inc.	1,677	157,420
Cimpress Plc(1)	2,513	220,491
Cintas Corp.	6,353	2,245,531
Clarivate Plc(1)	1,130,000	33,572,300
Comfort Systems USA, Inc.	4,611	242,815
Construction Partners, Inc. - Class A(1)	5,298	154,225
Copart, Inc.(1)	16,673	2,121,639
CoreLogic, Inc.	276	21,340
Cornerstone Building Brands, Inc.(1)	7,432	68,969
CoStar Group, Inc.(1)	9,072	8,385,068
Covanta Holding Corp.	20,842	273,655
CRA International, Inc.	2,490	126,816
CSW Industrials, Inc.	6,035	675,377
Cubic Corp.	1,487	92,253
Daseke, Inc.(1)	19,384	112,621
Donaldson Co., Inc.	1,064	59,456
Douglas Dynamics, Inc.	9,184	392,800
Dun & Bradstreet Holdings, Inc.(1)	3,570	88,893
Dycom Industries, Inc.(1)	9,556	721,669
EMCOR Group, Inc.	2,047	187,219
Energy Recovery, Inc.(1)	18,046	246,147
Enerpac Tool Group Corp. - Class A	8,372	189,291
EnerSys	1,591	132,148
Equifax, Inc.	7,277	1,403,297
ESCO Technologies, Inc.	10,135	1,046,135
EVI Industries, Inc.(1)	2,357	70,521
Evoqua Water Technologies Corp.(1)	39,827	1,074,532
ExOne Co.(1)	4,357	41,348
Expeditors International of Washington, Inc.	8,402	799,114
Exponent, Inc.	22,451	2,021,264
Fastenal Co.	37,702	1,840,989
Federal Signal Corp.	23,891	792,464
Forrester Research, Inc.(1)	4,929	206,525
Fortive Corp.	1,161,462	82,254,739
Forward Air Corp.	7,455	572,842
Foundation Building Materials, Inc.(1)	1,574	30,237
Franklin Covey Co.(1)	5,482	122,084
Franklin Electric Co., Inc.	18,690	1,293,535
FuelCell Energy, Inc.(1)	83,301	930,472
Gencor Industries, Inc.(1)	565	6,950
Generac Holdings, Inc.(1)	177,161	40,288,183
Gibraltar Industries, Inc.(1)	3,297	237,186
Gorman-Rupp Co.	1,021	33,131
Graco, Inc.	6,687	483,804
Granite Construction, Inc.	2,020	53,954
HC2 Holdings, Inc.(1)	24,429	79,639
Healthcare Services Group, Inc.	32,485	912,829
HEICO Corp.	2,946	390,050
HEICO Corp. - Class A	50,403	5,900,175
Helios Technologies, Inc.	6,108	325,495
Herc Holdings, Inc.(1)	659	43,764
Huntington Ingalls Industries, Inc.	286	48,757
Huron Consulting Group, Inc.(1)	982	57,889
IAA, Inc.(1)	2,636	171,287
IBEX Ltd.(1)	647	12,099
ICF International, Inc.	3,804	282,751
IDEX Corp.	181,940	36,242,448
IES Holdings, Inc.(1)	1,267	58,333
IHS Markit Ltd.	247,875	22,266,611
Ingersoll Rand, Inc.(1)	514,385	23,435,381

Insperity, Inc.	7,918	644,684
Interface, Inc. - Class A	4,177	43,859
JB Hunt Transport Services, Inc.	21,790	2,977,604
John Bean Technologies Corp.	13,648	1,554,098
Kadant, Inc.	5,076	715,614
Kaman Corp.	1,130	64,557
Kforce, Inc.	8,645	363,868
Kornit Digital Ltd.(1)	89,320	7,961,092
Kratos Defense & Security Solutions, Inc.(1)	325,484	8,928,026
Landstar System, Inc.	67,076	9,032,454
Lawson Products, Inc.(1)	1,232	62,721
Lincoln Electric Holdings, Inc.	1,986	230,873
Lindsay Corp.	4,814	618,406
Luxfer Holdings Plc	913	14,991
Lyft, Inc. - Class A(1)	164,382	8,076,088
Marten Transport Ltd.	13,037	224,628
Masonite International Corp.(1)	10,692	1,051,451
MasTec, Inc.(1)	1,618	110,315
Mastech Digital, Inc.(1)	1,968	31,291
McGrath RentCorp	5,989	401,862
Mercury Systems, Inc.(1)	70,315	6,191,939
Meritor, Inc.(1)	23,534	656,834
Montrose Environmental Group, Inc.(1)	2,021	62,570
MSA Safety, Inc.	682	101,884
MSC Industrial Direct Co., Inc. - Class A	176,248	14,873,569
Mueller Water Products, Inc. - Class A	3,951	48,913
MYR Group, Inc.(1)	4,622	277,782
National Presto Industries, Inc.	169	14,945
Nordson Corp.	77,385	15,550,516
NV5 Global, Inc.(1)	4,433	349,232
Old Dominion Freight Line, Inc.	6,854	1,337,764
Omega Flex, Inc.	1,312	191,552
Orion Energy Systems, Inc.(1)	11,617	114,660
PAE, Inc.(1)	24,982	229,335
PAM Transportation Services, Inc.(1)	135	6,615
Parsons Corp.(1)	7,306	266,011
PGT Innovations, Inc.(1)	9,392	191,033
Pitney Bowes, Inc.	29,007	178,683
Plug Power, Inc.(1)	164,074	5,563,749
Primoris Services Corp.	355,965	9,828,194
Proto Labs, Inc.(1)	49,964	7,664,478
Quanta Services, Inc.	2,229	160,533
Raven Industries, Inc.	1,161	38,418
RBC Bearings, Inc.(1)	145,038	25,967,604
Red Violet, Inc.(1)	2,879	75,171
REV Group, Inc.	1,792	15,788
Rexnord Corp.	4,126	162,936
Rockwell Automation, Inc.	108,811	27,290,887
Rollins, Inc.	15,857	619,533
Roper Technologies, Inc.	38,830	16,739,225
Saia, Inc.(1)	11,544	2,087,155
Shyft Group, Inc.	15,314	434,611
Simpson Manufacturing Co., Inc.	120,863	11,294,647
SiteOne Landscape Supply, Inc.(1)	66,767	10,591,249
SPX Corp.(1)	13,829	754,234
Sterling Construction Co., Inc.(1)	1,908	35,508
Sunrun, Inc.(1)	65,777	4,563,608
Systemax, Inc.	3,749	134,552
Teledyne Technologies, Inc.(1)	55,192	21,634,160
Tennant Co.	8,091	567,745
Tetra Tech, Inc.	23,639	2,736,923
Toro Co.	348,264	33,029,358
TPI Composites, Inc.(1)	13,312	702,607
Transcat, Inc.(1)	3,003	104,144
TransDigm Group, Inc.(1)	945	584,813
TransUnion	14,113	1,400,292
Trex Co., Inc.(1)	71,019	5,945,711

TriNet Group, Inc.(1)	18,046	1,454,508
UFP Industries, Inc.	22,059	1,225,377
UniFirst Corp.	59,922	12,684,888
Universal Logistics Holdings, Inc.	2,388	49,169
Upwork, Inc.(1)	40,375	1,393,745
Vectrus, Inc.(1)	1,977	98,296
Verisk Analytics, Inc. - Class A	135,975	28,227,050
Vertiv Holdings Co. - Class A	17,723	330,888
Vicor Corp.(1)	8,559	789,311
Virgin Galactic Holdings, Inc.(1)	4,599	109,134
Watts Water Technologies, Inc. - Class A	5,345	650,487
Welbilt, Inc.(1)	15,971	210,817
Werner Enterprises, Inc.	23,514	922,219
Willdan Group, Inc.(1)	3,290	137,193
WillScot Mobile Mini Holdings Corp. - Class A(1)	24,814	574,940
WW Grainger, Inc.	2,659	1,085,776
XPO Logistics, Inc.(1)	368	43,866

Total Industrials		739,258,142

Information Technology – 27.03%
2U, Inc.(1)	1,734	69,377
8x8, Inc.(1)	151,140	5,209,796
A10 Networks, Inc.(1)	26,603	262,306
Acacia Communications, Inc.(1)	17,052	1,244,114
ACI Worldwide, Inc.(1)	50,045	1,923,229
Advanced Energy Industries, Inc.(1)	16,554	1,605,241
Agilysys, Inc.(1)	8,449	324,273
Akamai Technologies, Inc.(1)	10,734	1,126,963
Akoustis Technologies, Inc.(1)	14,472	176,993
Alarm.com Holdings, Inc.(1)	20,803	2,152,070
Allegro MicroSystems, Inc.(1)	957	25,514
Altair Engineering, Inc. - Class A(1)	207,863	12,093,469
Alteryx, Inc. - Class A(1)	4,349	529,665
Ambarella, Inc.(1)	4,239	389,225
American Software, Inc. - Class A	12,532	215,174
Amkor Technology, Inc.	7,072	106,646
Amphenol Corp. - Class A	14,045	1,836,665
Anaplan, Inc.(1)	10,835	778,495
ANSYS, Inc.(1)	19,001	6,912,564
Appfolio, Inc. - Class A(1)	7,144	1,286,206
Appian Corp. - Class A(1)	15,599	2,528,442
Arista Networks, Inc.(1)	90,651	26,340,461
Asana, Inc. - Class A(1)	482,805	14,266,888
Aspen Technology, Inc.(1)	37,921	4,939,210
Atlassian Corp. Plc - Class A(1)	256,941	60,090,792
Atomera, Inc.(1)	7,686	123,668
Avalara, Inc.(1)	6,721	1,108,226
Avaya Holdings Corp.(1)	36,072	690,779
Avid Technology, Inc.(1)	13,852	219,831
Axcelis Technologies, Inc.(1)	13,561	394,896
Badger Meter, Inc.	56,764	5,339,222
Benefitfocus, Inc.(1)	12,668	183,433
BigCommerce Holdings, Inc.(1)	825	52,924
Bill.com Holdings, Inc.(1)	5,961	813,676
Black Knight, Inc.(1)	12,337	1,089,974
Blackbaud, Inc.	21,608	1,243,756
Blackline, Inc.(1)	22,296	2,973,840
Booz Allen Hamilton Holding Corp. - Class A	10,989	958,021
Bottomline Technologies DE, Inc.(1)	19,332	1,019,570
Box, Inc. - Class A(1)	61,501	1,110,093
Brightcove, Inc.(1)	16,702	307,317
Broadridge Financial Solutions, Inc.	9,334	1,429,969
Brooks Automation, Inc.	31,830	2,159,665
CACI International, Inc. - Class A(1)	338	84,274
Cadence Design Systems, Inc.(1)	102,886	14,036,737
CalAmp Corp.(1)	10,244	101,620
Calix, Inc.(1)	23,346	694,777
Cambium Networks Corp.(1)	2,336	58,587

Cardtronics Plc - Class A(1)	11,486	405,456
Casa Systems, Inc.(1)	14,583	89,977
Cass Information Systems, Inc.	6,235	242,604
CDK Global, Inc.	1,205	62,455
CDW Corp.	11,513	1,517,298
Ceridian HCM Holding, Inc.(1)	260,991	27,811,201
CEVA, Inc.(1)	9,189	418,099
ChannelAdvisor Corp.(1)	12,028	192,207
Ciena Corp.(1)	58,929	3,114,398
Citrix Systems, Inc.	2,708	352,311
Clearfield, Inc.(1)	5,125	126,690
Cloudera, Inc.(1)	44,226	615,184
Cloudflare, Inc. - Class A(1)	8,888	675,399
CMC Materials, Inc.	12,671	1,917,122
Cognex Corp.	290,149	23,294,612
Coherent, Inc.(1)	1,635	245,283
Cohu, Inc.	1,146	43,754
CommScope Holding Co., Inc.(1)	1,075	14,405
CommVault Systems, Inc.(1)	18,428	1,020,358
Cornerstone OnDemand, Inc.(1)	26,936	1,186,261
Corsair Gaming, Inc.(1)	3,813	138,107
Coupa Software, Inc.(1)	89,652	30,383,959
Crowdstrike Holdings, Inc. - Class A(1)	8,939	1,893,459
CSG Systems International, Inc.	14,494	653,245
CyberArk Software Ltd.(1)	25,549	4,128,463
CyberOptics Corp.(1)	3,313	75,172
Datadog, Inc. - Class A(1)	210,650	20,736,386
Datto Holding Corp.(1)	941	25,407
Diebold Nixdorf, Inc.(1)	11,894	126,790
Digimarc Corp.(1)	4,881	230,578
Digital Turbine, Inc.(1)	36,808	2,081,860
Diodes, Inc.(1)	3,297	232,439
DocuSign, Inc. - Class A(1)	39,944	8,879,551
Dolby Laboratories, Inc. - Class A	645	62,649
Domo, Inc. - Class B(1)	11,477	731,888
Dropbox, Inc. - Class A(1)	20,037	444,621
DSP Group, Inc.(1)	9,038	149,940
Duck Creek Technologies, Inc.(1)	99,137	4,292,632
Dynatrace, Inc.(1)	14,906	644,983
Ebix, Inc.	6,611	251,020
eGain Corp.(1)	3,586	42,351
Elastic NV(1)	5,393	788,079
Endava Plc - ADR - ADR(1)	100,828	7,738,549
Endurance International Group Holdings, Inc.(1)	28,782	271,990
Enphase Energy, Inc.(1)	8,612	1,511,148
Entegris, Inc.	10,194	979,643
Envestnet, Inc.(1)	111,341	9,162,251
EPAM Systems, Inc.(1)	4,311	1,544,847
ePlus, Inc.(1)	4,905	431,395
Everbridge, Inc.(1)	2,837	422,912
EVERTEC, Inc.	26,697	1,049,726
Evo Payments, Inc. - Class A(1)	18,345	495,498
ExlService Holdings, Inc.(1)	189,239	16,109,916
Extreme Networks, Inc.(1)	54,200	373,438
Fabrinet(1)	16,057	1,245,863
Fair Isaac Corp.(1)	2,281	1,165,682
FARO Technologies, Inc.(1)	7,277	513,975
Fastly, Inc. - Class A(1)	6,427	561,527
Fidelity National Information Services, Inc.	139,107	19,678,076
FireEye, Inc.(1)	243,902	5,624,380
Fitbit, Inc. - Class A(1)	72,945	496,026
Five9, Inc.(1)	30,244	5,274,554
FleetCor Technologies, Inc.(1)	6,695	1,826,597
FormFactor, Inc.(1)	33,998	1,462,594
Fortinet, Inc.(1)	35,247	5,235,237
Gartner, Inc.(1)	7,047	1,128,859
Genasys, Inc.(1)	14,430	94,084

Genpact Ltd.	5,900	244,024
Global Payments, Inc.	384,883	82,911,496
Globant SA(1)	3,142	683,731
GoDaddy, Inc. - Class A(1)	13,713	1,137,493
GreenSky, Inc. - Class A(1)	25,178	116,574
Grid Dynamics Holdings, Inc.(1)	11,891	149,827
GTT Communications, Inc.(1)	15,326	54,714
Guidewire Software, Inc.(1)	216,400	27,857,172
Hackett Group, Inc.	9,575	137,784
HubSpot, Inc.(1)	119,979	47,564,475
I3 Verticals, Inc. - Class A(1)	8,139	270,215
Ichor Holdings Ltd.(1)	9,830	296,325
II-VI, Inc.(1)	39,677	3,013,865
Immersion Corp.(1)	5,700	64,353
Impinj, Inc.(1)	7,627	319,342
Infinera Corp.(1)	34,950	366,276
Inphi Corp.(1)	3,900	625,833
Inseego Corp.(1)	30,941	478,657
Insight Enterprises, Inc.(1)	4,150	315,774
Intellicheck, Inc.(1)	6,945	79,208
Intelligent Systems Corp.(1)	3,233	129,676
InterDigital, Inc.	4,178	253,521
International Money Express, Inc.(1)	12,570	195,086
Intevac, Inc.(1)	2,791	20,123
IPG Photonics Corp.(1)	87,992	19,691,730
Iteris, Inc.(1)	18,908	106,830
Itron, Inc.(1)	17,570	1,684,963
J2 Global, Inc.(1)	19,111	1,866,954
Jabil, Inc.	2,330	99,095
Jack Henry & Associates, Inc.	4,830	782,412
Jamf Holding Corp.(1)	1,229	36,772
JFrog Ltd.(1)	132,832	8,345,835
KBR, Inc.	7,717	238,687
Keysight Technologies, Inc.(1)	5,120	676,301
KLA Corp.	12,622	3,267,962
Lattice Semiconductor Corp.(1)	601,935	27,580,662
Leidos Holdings, Inc.	1,052	110,586
Limelight Networks, Inc.(1)	49,554	197,720
Littelfuse, Inc.	50,996	12,986,641
LivePerson, Inc.(1)	27,196	1,692,407
LiveRamp Holdings, Inc.(1)	22,784	1,667,561
Lumentum Holdings, Inc.(1)	618	58,586
Luna Innovations, Inc.(1)	12,499	123,490
MACOM Technology Solutions Holdings, Inc.(1)	20,547	1,130,907
Manhattan Associates, Inc.(1)	153,526	16,147,865
ManTech International Corp. - Class A	5,159	458,841
Maxeon Solar Technologies Ltd.(1)	3,062	86,869
Maxim Integrated Products, Inc.	7,192	637,571
MAXIMUS, Inc.	26,684	1,953,002
MaxLinear, Inc. - Class A(1)	18,133	692,499
McAfee Corp. - Class A	1,456	24,301
Medallia, Inc.(1)	1,327,976	44,115,363
Methode Electronics, Inc.	2,689	102,935
Microchip Technology, Inc.	69,375	9,581,381
MicroStrategy, Inc. - Class A(1)	2,005	779,043
Mimecast Ltd.(1)	25,124	1,428,048
Mitek Systems, Inc.(1)	18,196	323,525
MKS Instruments, Inc.	3,321	499,644
Model N, Inc.(1)	15,103	538,875
MongoDB, Inc. - Class A(1)	4,132	1,483,553
Monolithic Power Systems, Inc.	3,546	1,298,652
Motorola Solutions, Inc.	1,435	244,036
Napco Security Technologies, Inc.(1)	5,252	137,707
National Instruments Corp.	83,928	3,687,796
nCino, Inc.(1)	1,018	73,713
NeoPhotonics Corp.(1)	13,732	124,824
NetApp, Inc.	9,780	647,827

New Relic, Inc.(1)	274,201	17,932,745
NIC, Inc.	28,516	736,568
Nice Ltd. - ADR(1)	38,109	10,805,426
nLight, Inc.(1)	15,177	495,529
NortonLifeLock, Inc.	44,578	926,331
Novanta, Inc.(1)	14,943	1,766,561
Nuance Communications, Inc.(1)	185,606	8,183,369
Nutanix, Inc. - Class A(1)	15,727	501,219
NVE Corp.	1,864	104,720
Okta, Inc. - Class A(1)	99,346	25,259,714
OneSpan, Inc.(1)	15,039	311,007
Onto Innovation, Inc.(1)	221,570	10,535,654
OSI Systems, Inc.(1)	7,505	699,616
PagerDuty, Inc.(1)	5,559	231,810
Pagseguro Digital Ltd. - Class A(1)	465,433	26,473,829
Palo Alto Networks, Inc.(1)	114,779	40,791,309
PAR Technology Corp.(1)	8,269	519,211
Park City Group, Inc.(1)	1,887	9,039
Paychex, Inc.	20,595	1,919,042
Paycom Software, Inc.(1)	3,998	1,808,096
Paylocity Holding Corp.(1)	3,115	641,410
Paysign, Inc.(1)	14,532	67,428
PC Connection, Inc.(1)	369	17,450
PDF Solutions, Inc.(1)	11,717	253,087
Pegasystems, Inc.	2,877	383,389
Perficient, Inc.(1)	14,432	687,685
Perspecta, Inc.	50,380	1,213,150
PFSweb, Inc.(1)	5,055	34,020
Ping Identity Holding Corp.(1)	15,829	453,343
Pixelworks, Inc.(1)	16,207	45,704
Plantronics, Inc.	5,144	139,042
Plexus Corp.(1)	10,361	810,334
Pluralsight, Inc. - Class A(1)	7,300	153,008
Power Integrations, Inc.	95,038	7,779,811
Priority Technology Holdings, Inc.(1)	2,478	17,445
Progress Software Corp.	19,528	882,470
Proofpoint, Inc.(1)	210,803	28,755,637
PROS Holdings, Inc.(1)	90,314	4,585,242
PTC, Inc.(1)	55,930	6,689,787
Pure Storage, Inc. - Class A(1)	1,410,831	31,898,889
Q2 Holdings, Inc.(1)	161,575	20,444,085
QAD, Inc. - Class A	5,267	332,769
Qualys, Inc.(1)	148,281	18,071,005
Quantum Corp.(1)	3,251	19,896
Rackspace Technology, Inc.(1)	12,586	239,889
Rapid7, Inc.(1)	72,208	6,510,273
RealPage, Inc.(1)	6,277	547,605
Repay Holdings Corp. - Class A(1)	134,732	3,671,447
Research Frontiers, Inc.(1)	13,129	36,892
Resonant, Inc.(1)	21,233	56,267
Rimini Street, Inc.(1)	11,078	49,076
RingCentral, Inc. - Class A(1)	28,695	10,874,544
Rogers Corp.(1)	1,427	221,599
Sailpoint Technologies Holdings, Inc.(1)	38,685	2,059,589
Sapiens International Corp. NV	12,125	371,146
Science Applications International Corp.	575	54,418
SecureWorks Corp. - Class A(1)	391	5,560
Semtech Corp.(1)	136,599	9,847,422
ServiceNow, Inc.(1)	42,500	23,393,275
ShotSpotter, Inc.(1)	3,508	132,252
Silicon Laboratories, Inc.(1)	147,562	18,790,545
SiTime Corp.(1)	4,103	459,249
Skyworks Solutions, Inc.	156,365	23,905,081
Slack Technologies, Inc. - Class A(1)	31,082	1,312,904
SMART Global Holdings, Inc.(1)	6,023	226,645
Smartsheet, Inc. - Class A(1)	458,103	31,741,957
Smith Micro Software, Inc.(1)	15,058	81,614

SolarEdge Technologies, Inc.(1)	3,982	1,270,736
Splunk, Inc.(1)	171,726	29,174,530
Sprout Social, Inc. - Class A(1)	12,328	559,814
SPS Commerce, Inc.(1)	218,556	23,732,996
SS&C Technologies Holdings, Inc.	3,810	277,178
StoneCo Ltd. - Class A(1)	16,437	1,379,393
Sumo Logic, Inc.(1)	4,998	142,843
SunPower Corp. - Class A(1)	23,397	599,899
Super Micro Computer, Inc.(1)	5,580	176,663
SVMK, Inc.(1)	53,335	1,362,709
Switch, Inc. - Class A	6,404	104,833
Sykes Enterprises, Inc.(1)	759	28,592
Synaptics, Inc.(1)	14,273	1,375,917
Synopsys, Inc.(1)	173,737	45,039,580
Telenav, Inc.(1)	6,302	29,619
Tenable Holdings, Inc.(1)	31,080	1,624,241
Teradata Corp.(1)	6,642	149,246
Teradyne, Inc.	13,414	1,608,204
Trade Desk, Inc. - Class A(1)	3,360	2,691,360
Trimble, Inc.(1)	434,187	28,990,666
TTEC Holdings, Inc.	8,085	589,639
Tucows, Inc. - Class A(1)	4,158	307,235
Twilio, Inc. - Class A(1)	62,085	21,015,773
Tyler Technologies, Inc.(1)	57,782	25,222,999
Ubiquiti, Inc.	548	152,623
Ultra Clean Holdings, Inc.(1)	17,817	555,000
Unisys Corp.(1)	2,030	39,950
Unity Software, Inc.(1)	10,724	1,645,812
Universal Display Corp.	3,479	799,474
Upland Software, Inc.(1)	11,773	540,263
Varonis Systems, Inc.(1)	35,138	5,748,928
Verint Systems, Inc.(1)	12,810	860,576
VeriSign, Inc.(1)	4,890	1,058,196
Veritone, Inc.(1)	10,203	290,275
Verra Mobility Corp. - Class A(1)	57,974	778,011
Viavi Solutions, Inc.(1)	99,227	1,485,924
VirnetX Holding Corp.	13,690	68,998
Virtusa Corp.(1)	12,692	648,942
Western Union Co.	6,653	145,967
WEX, Inc.(1)	29,426	5,989,074
Wix.com Ltd.(1)	10,950	2,737,062
Workday, Inc. - Class A(1)	222,500	53,313,225
Workiva, Inc. - Class A(1)	17,377	1,592,081
Wrap Technologies, Inc.(1)	4,552	21,986
Xilinx, Inc.	19,857	2,815,127
Xperi Holding Corp.	3,087	64,518
Yext, Inc.(1)	45,212	710,733
Zebra Technologies Corp. - Class A(1)	3,888	1,494,275
Zendesk, Inc.(1)	140,015	20,038,947
Zix Corp.(1)	22,819	196,928
Zscaler, Inc.(1)	301,462	60,204,976
Zuora, Inc. - Class A(1)	44,509	620,010
Total Information Technology		1,503,114,244
Materials – 2.30%
Amcor Plc	19,433	228,726
American Vanguard Corp.	2,125	32,980
Amyris, Inc.(1)	4,190	25,873
AptarGroup, Inc.	234,500	32,100,705
Avery Dennison Corp.	2,802	434,618
Balchem Corp.	38,159	4,396,680
Ball Corp.	217,854	20,299,636
Berry Global Group, Inc.(1)	167,557	9,415,028
Caledonia Mining Corp. Plc	1,685	26,758
Chase Corp.	78,136	7,892,517
Compass Minerals International, Inc.	14,958	923,208
Crown Holdings, Inc.(1)	1,085	108,717
Ferro Corp.(1)	26,682	390,358

FMC Corp.	2,062	236,986
Forterra, Inc.(1)	12,862	221,162
Gatos Silver, Inc.(1)	2,682	34,946
GCP Applied Technologies, Inc.(1)	16,867	398,904
Graphic Packaging Holding Co.	819,933	13,889,665
Hawkins, Inc.	2,322	121,464
HB Fuller Co.	14,564	755,580
Ingevity Corp.(1)	147,282	11,153,666
Innospec, Inc.	117,515	10,662,136
Koppers Holdings, Inc.(1)	5,542	172,689
Louisiana-Pacific Corp.	48,447	1,800,775
Marrone Bio Innovations, Inc.(1)	19,503	24,379
Materion Corp.	2,813	179,244
Myers Industries, Inc.	5,765	119,797
NewMarket Corp.	462	184,010
Novagold Resources, Inc.(1)	96,483	932,991
O-I Glass, Inc.	52,361	623,096
Orion Engineered Carbons SA	15,075	258,385
Pactiv Evergreen, Inc.(1)	3,551	64,415
PQ Group Holdings, Inc.	2,462	35,108
Quaker Chemical Corp.	5,849	1,482,078
Reliance Steel & Aluminum Co.	45,299	5,424,555
Royal Gold, Inc.	3,786	402,679
RPM International, Inc.	8,649	785,156
Scotts Miracle-Gro Co.	3,090	615,342
Sensient Technologies Corp.	7,532	555,636
Stepan Co.	684	81,615
Trinseo SA	5,161	264,295
Tronox Holdings Plc - Class A	13,906	203,306
UFP Technologies, Inc.(1)	320	14,912
United States Lime & Minerals, Inc.	55	6,270
WR Grace & Co.	1,674	91,769

Total Materials		128,072,815

Real Estate – 1.26%
Agree Realty Corp.	101,895	6,784,169
Alexander’s, Inc.	907	251,556
Altisource Portfolio Solutions SA(1)	222	2,859
Americold Realty Trust	1,554	58,011
Bluerock Residential Growth REIT, Inc. - Class A	3,484	44,142
Broadstone Net Lease, Inc. - Class A	2,032	39,787
Brookfield Property REIT, Inc. - Class A	2,857	42,684
CareTrust REIT, Inc.	5,856	129,886
CatchMark Timber Trust, Inc. - Class A	2,592	24,261
CIM Commercial Trust Corp.	4,616	65,732
Clipper Realty, Inc.	4,626	32,613
Community Healthcare Trust, Inc.	9,864	464,693
CoreSite Realty Corp.	64,408	8,069,034
Corporate Office Properties Trust	335,205	8,742,146
Cushman & Wakefield Plc(1)	16,799	249,129
Easterly Government Properties, Inc.	35,221	797,756
EastGroup Properties, Inc.	16,243	2,242,509
Equity LifeStyle Properties, Inc.	5,768	365,461
eXp World Holdings, Inc.(1)	10,783	680,623
Extra Space Storage, Inc.	7,192	833,265
Fathom Holdings, Inc.(1)	780	28,111
FirstService Corp.	50,315	6,881,079
Four Corners Property Trust, Inc.	32,385	964,101
Gladstone Commercial Corp.	2,991	53,838
Gladstone Land Corp.	3,940	57,682
Griffin Industrial Realty, Inc.(1)	940	58,750
Innovative Industrial Properties, Inc. - Class A	3,939	721,349
Iron Mountain, Inc.	13,647	402,314
LTC Properties, Inc.	6,565	255,444
Marcus & Millichap, Inc.(1)	597	22,226
Maui Land & Pineapple Co., Inc.(1)	1,513	17,445
Monmouth Real Estate Investment Corp.	36,436	631,072
National Health Investors, Inc.	6,187	427,955

National Storage Affiliates Trust	27,341	985,096
NETSTREIT Corp.	659	12,844
NexPoint Residential Trust, Inc.	1,551	65,623
Pebblebrook Hotel Trust	230,488	4,333,174
Plymouth Industrial REIT, Inc.	10,654	159,810
PS Business Parks, Inc.	8,788	1,167,662
QTS Realty Trust, Inc. - Class A	26,366	1,631,528
Redfin Corp.(1)	43,689	2,998,376
RMR Group, Inc. - Class A	6,129	236,702
Ryman Hospitality Properties, Inc.	19,176	1,299,366
Safehold, Inc.	4,363	316,274
Saul Centers, Inc.	4,723	149,625
Simon Property Group, Inc.	20,654	1,761,373
St Joe Co.	7,066	299,952
STAG Industrial, Inc.	5,517	172,792
Terreno Realty Corp.	214,626	12,557,767
UMH Properties, Inc.	12,976	192,175
Uniti Group, Inc.	84,325	989,132
Universal Health Realty Income Trust	4,957	318,586

Total Real Estate		70,089,539

Utilities – 0.48%
American States Water Co.	16,212	1,289,016
Artesian Resources Corp. - Class A	279	10,345
Atlantic Power Corp.(1)	4,183	8,784
Brookfield Infrastructure Corp. - Class A	6,731	486,651
Brookfield Renewable Corp. - Class A	3,623	211,112
Cadiz, Inc.(1)	5,405	57,563
California Water Service Group	20,018	1,081,573
Chesapeake Utilities Corp.	7,150	773,702
Clearway Energy, Inc. - Class A	2,762	81,617
Clearway Energy, Inc. - Class C	7,437	237,463
CMS Energy Corp.	284,551	17,360,457
Genie Energy Ltd. - Class B	5,575	40,196
Global Water Resources, Inc.	5,108	73,606
MGE Energy, Inc.	4,348	304,491
Middlesex Water Co.	7,595	550,410
Northwest Natural Holding Co.	1,462	67,237
NRG Energy, Inc.	6,772	254,289
ONE Gas, Inc.	2,477	190,159
Ormat Technologies, Inc.	17,554	1,584,775
Otter Tail Corp.	5,979	254,765
Pure Cycle Corp.(1)	8,272	92,895
RGC Resources, Inc.	1,741	41,401
SJW Group	6,202	430,171
South Jersey Industries, Inc.	25,428	547,973
Southwest Gas Holdings, Inc.	1,765	107,224
Spark Energy, Inc. - Class A	4,884	46,740
Sunnova Energy International, Inc.(1)	2,700	121,851
York Water Co.	5,727	266,878

Total Utilities		26,573,344

Total Common Stocks (Cost: $3,490,969,776)		5,410,249,526

SHORT-TERM INVESTMENTS – 2.51%
Money Market Funds – 1.97%
Goldman Sachs Financial Square Government Fund - Class I, 0.03%(2)	109,313,758	109,313,758

Total Money Market Funds (Cost: $109,313,758)		109,313,758

	Principal Amount	Value
Time Deposits – 0.54%
Banco Santander, Frankfurt, 0.01% due 01/04/2021	$22,951,344	22,951,344
BBVA, Madrid, 0.01% due 01/04/2021	6,278,502	6,278,502
Brown Brothers Harriman, 0.01% due 01/04/2021	19,185	19,185
Royal Bank of Canada, Toronto, 0.01% due 01/04/2021	888,183	888,183

Total Time Deposits (Cost: $30,137,214)		30,137,214

Total Short-Term Investments (Cost: $139,450,972)		139,450,972

TOTAL INVESTMENTS IN SECURITIES – 99.79%
(Cost: $3,630,420,748)		5,549,700,498

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.21%		11,598,033

TOTAL NET ASSETS – 100.00%		$5,561,298,531

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.
(3)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $16,144, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.32%
Communication Services – 1.67%
Alaska Communications Systems Group, Inc.	22,169	$81,804
Altice USA, Inc. - Class A(1)	228,956	8,670,564
AMC Entertainment Holdings, Inc. - Class A	31,241	66,231
AMC Networks, Inc. - Class A(1)	72,734	2,601,695
ATN International, Inc.	4,294	179,317
Boston Omaha Corp. - Class A(1)	5,117	141,485
Cars.com, Inc.(1)	27,034	305,484
CenturyLink, Inc.	32,616	318,006
Cincinnati Bell, Inc.(1)	12,967	198,136
Cinemark Holdings, Inc.	42,988	748,421
comScore, Inc.(1)	24,386	60,721
Consolidated Communications Holdings, Inc.(1)	26,237	128,299
Daily Journal Corp.(1)	82	33,128
DHI Group, Inc.(1)	19,246	42,726
Discovery, Inc. - Class A(1)	4,909	147,712
Discovery, Inc. - Class C(1)	9,091	238,093
DISH Network Corp. - Class A(1)	7,246	234,336
Electronic Arts, Inc.	38,851	5,579,004
Emerald Holding, Inc.	10,244	55,522
Entercom Communications Corp. - Class A	49,585	122,475
Entravision Communications Corp. - Class A	23,208	63,822
Eros STX Global Corp.(1)	65,681	119,539
EW Scripps Co. - Class A	22,577	345,202
Fluent, Inc.(1)	18,400	97,704
Fox Corp. - Class A	9,858	287,065
Fox Corp. - Class B	4,700	135,736
Gaia, Inc. - Class A(1)	5,423	53,579
Gannett Co., Inc.(1)	55,641	186,954
Gogo, Inc.(1)	1,267	12,201
Gray Television, Inc.(1)	24,074	430,684
Hemisphere Media Group, Inc. - Class A(1)	5,814	60,233
IDT Corp. - Class B(1)	2,596	32,087
iHeartMedia, Inc. - Class A(1)	24,664	320,139
IMAX Corp.(1)	359,485	6,477,920
Interpublic Group of Companies, Inc.	11,706	275,325
Iridium Communications, Inc.(1)	16,920	665,379
John Wiley & Sons, Inc. - Class A	1,296	59,175
Liberty Broadband Corp. - Class A(1)	744	117,240
Liberty Broadband Corp. - Class C(1)	4,801	760,334
Liberty Latin America Ltd. - Class A(1)	19,206	213,763
Liberty Latin America Ltd. - Class C(1)	61,990	687,469
Liberty Media Corp.-Liberty Braves - Class A(1)	1,406	34,967
Liberty Media Corp.-Liberty Braves - Class C(1)	5,589	139,054
Liberty Media Corp.-Liberty Formula One - Class A(1)	748	28,417
Liberty Media Corp.-Liberty Formula One - Class C(1)	157,097	6,692,332
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	2,187	94,457
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	4,583	199,406
Liberty TripAdvisor Holdings, Inc. - Class A(1)	29,933	129,909
Lions Gate Entertainment Corp. - Class A(1)	1,910	21,717
Lions Gate Entertainment Corp. - Class B(1)	3,274	33,984
Live Nation Entertainment, Inc.(1)	104,110	7,650,003
LiveXLive Media, Inc.(1)	15,708	51,522
Loral Space & Communications, Inc.	4,033	84,653
Madison Square Garden Entertainment Corp.(1)	552	57,982
Madison Square Garden Sports Corp. - Class A(1)	565	104,017
Marcus Corp.	8,870	119,568
MediaAlpha, Inc. - Class A(1)	1,274	49,775
Meredith Corp.	8,047	154,502
MSG Networks, Inc. - Class A(1)	12,259	180,698
National CineMedia, Inc.	26,395	98,189

New York Times Co. - Class A	4,908	254,087
News Corp. - Class A	11,664	209,602
News Corp. - Class B	3,451	61,324
Nexstar Media Group, Inc. - Class A	286,131	31,242,644
Omnicom Group, Inc.	6,352	396,174
ORBCOMM, Inc.(1)	25,789	191,354
Pinterest, Inc. - Class A(1)	2,049	135,029
QuinStreet, Inc.(1)	13,292	284,980
Saga Communications, Inc. - Class A	1,696	40,738
Scholastic Corp.	11,568	289,200
Sinclair Broadcast Group, Inc. - Class A	17,908	570,370
Sirius XM Holdings, Inc.	14,023	89,327
Spok Holdings, Inc.	6,700	74,571
Take-Two Interactive Software, Inc.(1)	254	52,779
TEGNA, Inc.	304,492	4,247,663
Telephone & Data Systems, Inc.	2,920	54,224
Tribune Publishing Co.	6,756	92,557
TripAdvisor, Inc.(1)	2,956	85,074
TrueCar, Inc.(1)	41,087	172,565
Twitter, Inc.(1)	23,392	1,266,677
United States Cellular Corp.(1)	480	14,731
ViacomCBS, Inc. - Class A	331	12,518
ViacomCBS, Inc. - Class B	224,942	8,381,339
Vonage Holdings Corp.(1)	41,027	528,223
WideOpenWest, Inc.(1)	11,097	118,405
Yelp, Inc. - Class A(1)	203,159	6,637,205
Zillow Group, Inc. - Class A(1)	1,536	208,804
Zillow Group, Inc. - Class C(1)	3,852	499,990
Zynga, Inc. - Class A(1)	4,759	46,971

Total Communication Services		103,538,986

Consumer Discretionary – 11.39%
Aaron’s Co., Inc.(1)	37,004	701,596
Abercrombie & Fitch Co. - Class A	25,153	512,115
Academy Sports & Outdoors, Inc.(1)	5,732	118,824
Acushnet Holdings Corp.	10,537	427,170
Adient Plc(1)	35,426	1,231,762
Adtalem Global Education, Inc.(1)	20,972	711,999
Advance Auto Parts, Inc.	34,764	5,475,678
American Axle & Manufacturing Holdings, Inc.(1)	184,508	1,538,797
American Eagle Outfitters, Inc.	60,728	1,218,811
American Outdoor Brands, Inc.(1)	5,480	93,324
American Public Education, Inc.(1)	5,825	177,546
America’s Car-Mart, Inc.(1)	585	64,256
Aptiv Plc	8,046	1,048,313
Aramark	319,643	12,299,863
Asbury Automotive Group, Inc.(1)	4,695	684,249
At Home Group, Inc.(1)	21,464	331,833
AutoNation, Inc.(1)	1,731	120,806
AutoZone, Inc.(1)	12,462	14,772,953
Beazer Homes USA, Inc.(1)	11,506	174,316
Bed Bath & Beyond, Inc.	51,131	908,087
Best Buy Co., Inc.	109,382	10,915,230
Big Lots, Inc.	58,774	2,523,168
Biglari Holdings, Inc. - Class A(1)	40	23,400
Biglari Holdings, Inc. - Class B(1)	321	35,695
BJ’s Restaurants, Inc.(1)	8,800	338,712
Bloomin’ Brands, Inc.	143,600	2,788,712
Bluegreen Vacations Corp.	2,892	22,962
Bluegreen Vacations Holding Corp. - Class A	4,961	67,122
Boot Barn Holdings, Inc.(1)	1,008	43,707
BorgWarner, Inc.	416,239	16,083,475
Boyd Gaming Corp.(1)	32,776	1,406,746
Bright Horizons Family Solutions, Inc.(1)	548	94,799
Brinker International, Inc.	6,187	349,999
Brunswick Corp.	141,792	10,810,222
Buckle, Inc.	117,324	3,425,861
Burlington Stores, Inc.(1)	207	54,141

Caesars Entertainment, Inc.(1)	29,948	2,224,238
Caleres, Inc.	14,449	226,127
Callaway Golf Co.	37,523	900,927
Capri Holdings Ltd.(1)	4,248	178,416
CarMax, Inc.(1)	4,498	424,881
Carnival Corp.	14,354	310,908
CarParts.com, Inc.(1)	927	11,486
Carriage Services, Inc. - Class A	6,765	211,880
Carrols Restaurant Group, Inc.(1)	14,342	90,068
Carter’s, Inc.	136,731	12,862,285
Casper Sleep, Inc.(1)	7,954	48,917
Cato Corp. - Class A	8,752	83,932
Century Casinos, Inc.(1)	10,717	68,482
Century Communities, Inc.(1)	11,822	517,567
Cheesecake Factory, Inc.	17,095	633,541
Chico’s FAS, Inc.	46,596	74,088
Children’s Place, Inc.(1)	1,720	86,172
Choice Hotels International, Inc.	1,059	113,027
Chuy’s Holdings, Inc.(1)	7,820	207,152
Citi Trends, Inc.	4,059	201,651
Clarus Corp.	8,781	135,227
Collectors Universe, Inc.	293	22,092
Columbia Sportswear Co.	836	73,050
Conn’s, Inc.(1)	6,807	79,574
Container Store Group, Inc.(1)	8,198	78,209
Cooper Tire & Rubber Co.	20,333	823,487
Cooper-Standard Holdings, Inc.(1)	6,699	232,254
Core-Mark Holding Co., Inc.	1,339	39,326
Cracker Barrel Old Country Store, Inc.	5,529	729,386
Dana, Inc.	213,390	4,165,373
Darden Restaurants, Inc.	55,425	6,602,226
Dave & Buster’s Entertainment, Inc.	11,224	336,944
Del Taco Restaurants, Inc.(1)	12,539	113,603
Denny’s Corp.(1)	8,970	131,680
Designer Brands, Inc. - Class A	24,488	187,333
Dick’s Sporting Goods, Inc.	99,451	5,590,141
Dillard’s, Inc. - Class A	2,926	184,484
Dine Brands Global, Inc.	30,901	1,792,258
Dollar General Corp.	31,750	6,677,025
Dollar Tree, Inc.(1)	47,209	5,100,460
DR Horton, Inc.	9,900	682,308
Duluth Holdings, Inc. - Class B(1)	4,354	45,978
eBay, Inc.	352,651	17,720,713
El Pollo Loco Holdings, Inc.(1)	7,020	127,062
Escalade, Inc.	4,292	90,862
Ethan Allen Interiors, Inc.	8,821	178,272
Everi Holdings, Inc.(1)	21,511	297,067
Expedia Group, Inc.	80,251	10,625,232
Express, Inc.(1)	23,219	21,129
Extended Stay America, Inc.	5,253	77,797
Fiesta Restaurant Group, Inc.(1)	7,317	83,414
Foot Locker, Inc.	246,106	9,952,527
Ford Motor Co.	116,051	1,020,088
Fossil Group, Inc.(1)	18,834	163,291
Franchise Group, Inc.	7,736	235,561
Frontdoor, Inc.(1)	2,165	108,705
Funko, Inc. - Class A(1)	491,871	5,105,621
GameStop Corp. - Class A(1)	22,996	433,245
GAN Ltd.(1)	1,980	40,154
Gap, Inc.	5,450	110,036
Garmin Ltd.	4,480	536,077
Genesco, Inc.(1)	5,689	171,182
Gentex Corp.	240,079	8,145,880
Genuine Parts Co.	4,199	421,706
G-III Apparel Group Ltd.(1)	17,550	416,637
Golden Entertainment, Inc.(1)	4,044	80,435
Goodyear Tire & Rubber Co.	238,745	2,604,708

GoPro, Inc. - Class A(1)	5,360	44,381
Graham Holdings Co. - Class B	108	57,605
Grand Canyon Education, Inc.(1)	222,588	20,725,169
Green Brick Partners, Inc.(1)	9,756	223,998
Group 1 Automotive, Inc.	41,024	5,379,887
Groupon, Inc. - Class A(1)	9,410	357,533
GrubHub, Inc.(1)	2,481	184,264
Guess, Inc.	16,115	364,521
H&R Block, Inc.	1,647	26,121
Hamilton Beach Brands Holding Co. - Class A	1,770	30,993
Hanesbrands, Inc.	811,269	11,828,302
Harley-Davidson, Inc.	455,865	16,730,246
Hasbro, Inc.	3,791	354,610
Haverty Furniture Companies, Inc.	6,639	183,701
Hibbett Sports, Inc.(1)	6,715	310,099
Hilton Worldwide Holdings, Inc.	8,217	914,223
Hooker Furniture Corp.	4,417	142,448
Houghton Mifflin Harcourt Co.(1)	44,013	146,563
Hyatt Hotels Corp. - Class A	1,048	77,814
International Game Technology Plc	277,016	4,692,651
Jack in the Box, Inc.	8,069	748,803
Johnson Outdoors, Inc. - Class A	1,049	118,149
KB Home	30,391	1,018,706
Kohl’s Corp.	85,249	3,468,782
Kontoor Brands, Inc.	20,790	843,242
Kura Sushi USA, Inc. - Class A(1)	1,230	23,985
L Brands, Inc.	6,865	255,309
Lakeland Industries, Inc.(1)	3,132	85,347
Lands’ End, Inc.(1)	4,767	102,824
Las Vegas Sands Corp.	127,001	7,569,260
Laureate Education, Inc. - Class A(1)	642,796	9,359,110
La-Z-Boy, Inc.	539,492	21,493,361
Lear Corp.	79,983	12,719,696
Legacy Housing Corp.(1)	2,379	35,947
Leggett & Platt, Inc.	3,961	175,472
Lennar Corp. - Class A	8,080	615,938
Lennar Corp. - Class B	487	29,804
Leslie’s, Inc.(1)	650,435	18,049,571
Lifetime Brands, Inc.	4,500	68,400
Liquidity Services, Inc.(1)	11,304	179,847
Lithia Motors, Inc. - Class A	5,353	1,566,663
LKQ Corp.(1)	483,033	17,022,083
Lumber Liquidators Holdings, Inc.(1)	9,972	306,539
M/I Homes, Inc.(1)	11,251	498,307
Macy’s, Inc.	125,158	1,408,028
Magnite, Inc.(1)	19,469	597,893
MarineMax, Inc.(1)	8,148	285,424
Marriott International, Inc. - Class A	61,149	8,066,776
Marriott Vacations Worldwide Corp.	14,198	1,948,250
Mattel, Inc.(1)	4,219	73,622
MDC Holdings, Inc.	133,942	6,509,581
Meritage Homes Corp.(1)	14,222	1,177,866
MGM Resorts International	14,073	443,440
Modine Manufacturing Co.(1)	19,648	246,779
Mohawk Industries, Inc.(1)	70,673	9,961,359
Monarch Casino & Resort, Inc.(1)	1,454	89,014
Monro, Inc.	6,662	355,085
Motorcar Parts of America, Inc.(1)	6,651	130,493
Movado Group, Inc.(1)	6,541	108,711
Nathan’s Famous, Inc.	1,205	66,540
National Vision Holdings, Inc.(1)	5,555	251,586
Nautilus, Inc.(1)	11,898	215,830
Newell Brands, Inc.	305,891	6,494,066
Noodles & Co. - Class A(1)	6,127	48,403
Nordstrom, Inc.	95,834	2,990,979
Norwegian Cruise Line Holdings Ltd.(1)	245,100	6,232,893
NVR, Inc.(1)	3,366	13,732,809

ODP Corp.	89,810	2,631,433
Ollie’s Bargain Outlet Holdings, Inc.(1)	223	18,235
OneSpaWorld Holdings Ltd.	18,068	183,210
Overstock.com, Inc.(1)	3,088	148,131
Oxford Industries, Inc.	208,734	13,674,164
Papa John’s International, Inc.	1,904	161,554
Patrick Industries, Inc.	524	35,815
Peloton Interactive, Inc. - Class A(1)	5,727	868,900
Penn National Gaming, Inc.(1)	31,249	2,698,976
Penske Automotive Group, Inc.	44,066	2,617,080
Planet Fitness, Inc. - Class A(1)	1,070	83,064
PlayAGS, Inc.(1)	8,090	58,248
Polaris Industries, Inc.	39,375	3,751,650
PulteGroup, Inc.	118,548	5,111,790
PVH Corp.	168,263	15,798,213
Quotient Technology, Inc.(1)	15,610	147,046
Qurate Retail, Inc.	11,349	124,499
Ralph Lauren Corp. - Class A	1,414	146,688
RCI Hospitality Holdings, Inc.	3,541	139,657
Red Robin Gourmet Burgers, Inc.(1)	6,397	123,014
Red Rock Resorts, Inc. - Class A	677,008	16,952,280
Regis Corp.(1)	507,425	4,663,236
Rent-A-Center, Inc.	2,097	80,294
Rocky Brands, Inc.	2,872	80,617
Ross Stores, Inc.	75,513	9,273,752
Royal Caribbean Cruises Ltd.	30,724	2,294,776
Sally Beauty Holdings, Inc.(1)	45,414	592,199
Scientific Games Corp.(1)	6,460	268,025
SeaWorld Entertainment, Inc.(1)	11,244	355,198
Service Corp. International	4,983	244,665
Shoe Carnival, Inc.	3,693	144,692
Signet Jewelers Ltd.	21,159	577,006
Six Flags Entertainment Corp.	164,046	5,593,969
Skechers USA, Inc. - Class A(1)	284,564	10,227,230
Sleep Number Corp.(1)	76,360	6,250,830
Smith & Wesson Brands, Inc.	22,479	399,002
Sonic Automotive, Inc. - Class A	9,333	359,974
Stamps.com, Inc.(1)	28,179	5,528,438
Standard Motor Products, Inc.	7,140	288,884
Steven Madden Ltd.	18,663	659,177
Stitch Fix, Inc. - Class A(1)	3,784	222,196
Stoneridge, Inc.(1)	160,726	4,858,747
Stride, Inc.(1)	16,335	346,792
Sturm Ruger & Co., Inc.	787	51,210
Superior Group of Companies, Inc.	3,749	87,127
Tapestry, Inc.	8,285	257,498
Target Hospitality Corp.(1)	11,737	18,544
Taylor Morrison Home Corp. - Class A(1)	45,850	1,176,053
Tempur Sealy International, Inc.(1)	141,898	3,831,246
Tenneco, Inc. - Class A(1)	20,488	217,173
Terminix Global Holdings, Inc.(1)	309,238	15,774,230
The Michaels Companies, Inc.(1)	30,247	393,513
Thor Industries, Inc.	1,560	145,064
Tiffany & Co.	3,625	476,506
Tilly’s, Inc. - Class A	8,741	71,327
Toll Brothers, Inc.	292,797	12,727,886
TRI Pointe Group, Inc.(1)	51,039	880,423
Tupperware Brands Corp.(1)	19,670	637,111
Turtle Beach Corp.(1)	5,715	123,158
Ulta Beauty, Inc.(1)	26,029	7,474,488
Under Armour, Inc. - Class A(1)	5,807	99,706
Under Armour, Inc. - Class C(1)	5,799	86,289
Unifi, Inc.(1)	5,438	96,470
Universal Electronics, Inc.(1)	733	38,453
Urban Outfitters, Inc.(1)	397,043	10,164,301
Vail Resorts, Inc.	40,724	11,360,367
Vera Bradley, Inc.(1)	8,154	64,906

VF Corp.	96,272	8,222,592
Vista Outdoor, Inc.(1)	23,480	557,885
Visteon Corp.(1)	46,534	5,840,948
Vivint Smart Home, Inc.(1)	24,787	514,330
VOXX International Corp. - Class A(1)	7,992	101,978
Vroom, Inc.(1)	136	5,572
Wayfair, Inc. - Class A(1)	178	40,194
Weyco Group, Inc.	2,512	39,790
Whirlpool Corp.	121,657	21,957,872
Williams-Sonoma, Inc.	40,043	4,077,979
Winmark Corp.	892	165,734
Wolverine World Wide, Inc.	474,890	14,840,313
Workhorse Group, Inc.(1)	37,870	749,069
WW International, Inc.(1)	14,330	349,652
Wyndham Destinations, Inc.	191,190	8,576,783
Wyndham Hotels & Resorts, Inc.	240,822	14,314,460
Wynn Resorts Ltd.	62,904	7,097,458
Yum China Holdings, Inc.	11,086	632,900
Zumiez, Inc.(1)	289,976	10,665,317

Total Consumer Discretionary		708,014,735

Consumer Staples – 4.01%
Albertsons Companies, Inc. - Class A	842	14,802
Alico, Inc.	1,973	61,202
Archer-Daniels-Midland Co.	253,197	12,763,661
B&G Foods, Inc.	3,088	85,630
BellRing Brands, Inc. - Class A(1)	15,879	386,019
Beyond Meat, Inc.(1)	298	37,250
Bridgford Foods Corp.(1)	418	7,616
Brown-Forman Corp. - Class A	192	14,106
Brown-Forman Corp. - Class B	806	64,021
Bunge Ltd.	4,088	268,091
Cal-Maine Foods, Inc.(1)	9,838	369,319
Campbell Soup Co.	2,876	139,055
Casey’s General Stores, Inc.	1,095	195,589
Central Garden & Pet Co. - Class A(1)	2,854	110,193
Central Garden & Pet Co. - Class A(1)	277,237	10,072,020
Clorox Co.	1,086	219,285
Coca-Cola European Partners Plc	229,834	11,452,628
Conagra Brands, Inc.	218,200	7,911,932
Constellation Brands, Inc. - Class A	98,035	21,474,567
Coty, Inc. - Class A	8,396	58,940
Darling Ingredients, Inc.(1)	64,810	3,738,241
Edgewell Personal Care Co.	21,949	758,996
Energizer Holdings, Inc.	188,560	7,953,461
Farmer Brothers Co.(1)	6,480	30,262
Flowers Foods, Inc.	213,070	4,821,774
Fresh Del Monte Produce, Inc.	12,528	301,549
Grocery Outlet Holding Corp.(1)	947	37,170
Hain Celestial Group, Inc.(1)	2,427	97,444
Herbalife Nutrition Ltd.(1)	2,352	113,014
Hershey Co.	1,012	154,158
HF Foods Group, Inc.(1)	14,134	106,288
Hormel Foods Corp.	8,342	388,821
Hostess Brands, Inc. - Class A(1)	638,436	9,346,703
Ingles Markets, Inc. - Class A	5,760	245,722
Ingredion, Inc.	72,585	5,710,262
J&J Snack Foods Corp.	4,452	691,707
J.M. Smucker Co.	58,873	6,805,719
Kellogg Co.	4,971	309,345
Kroger Co.	393,698	12,503,848
Laird Superfood, Inc.(1)	545	25,789
Lamb Weston Holdings, Inc.	3,368	265,196
Lancaster Colony Corp.	57,440	10,553,451
Landec Corp.(1)	10,440	113,274
Limoneira Co.	5,032	83,783
McCormick & Co., Inc.	3,284	313,950
MGP Ingredients, Inc.	54,234	2,552,252

Mission Produce, Inc.(1)	1,258	18,933
Molson Coors Beverage Co. - Class B	278,370	12,579,540
Natural Grocers by Vitamin Cottage, Inc.	1,135	15,595
Nature’s Sunshine Products, Inc.(1)	3,336	49,873
NewAge, Inc.(1)	20,044	52,716
Nomad Foods Ltd.(1)	394,800	10,035,816
Nu Skin Enterprises, Inc. - Class A	1,497	81,781
Oil-Dri Corp. of America	1,956	66,660
Performance Food Group Co.(1)	481,068	22,903,647
Pilgrim’s Pride Corp.(1)	133,436	2,616,680
Post Holdings, Inc.(1)	217,718	21,991,695
PriceSmart, Inc.	8,645	787,473
Primo Water Corp.	62,983	987,573
Revlon, Inc. - Class A(1)	2,608	30,983
Reynolds Consumer Products, Inc.	1,017	30,551
Rite Aid Corp.(1)	22,002	348,292
Sanderson Farms, Inc.	56,733	7,500,103
Seaboard Corp.	8	24,248
Seneca Foods Corp. - Class A(1)	2,678	106,852
Simply Good Foods Co.(1)	557,473	17,482,353
SpartanNash Co.	14,331	249,503
Spectrum Brands Holdings, Inc.	1,250	98,725
Sprouts Farmers Market, Inc.(1)	628	12,623
The Andersons, Inc.	12,424	304,512
The Chefs’ Warehouse, Inc.(1)	12,215	313,803
Tootsie Roll Industries, Inc.	1,008	29,938
TreeHouse Foods, Inc.(1)	1,729	73,465
Tyson Foods, Inc. - Class A	117,608	7,578,660
United Natural Foods, Inc.(1)	50,479	806,150
Universal Corp.	54,177	2,633,544
US Foods Holding Corp.(1)	152,101	5,066,484
Vector Group Ltd.	49,683	578,807
Village Super Market, Inc. - Class A	3,461	76,350
Vital Farms, Inc.(1)	2,336	59,124
WD-40 Co.	345	91,660
Weis Markets, Inc.	3,882	185,598

Total Consumer Staples		249,598,415

Energy – 3.43%
Adams Resources & Energy, Inc.	875	21,087
Antero Midstream Corp.	8,862	68,326
Antero Resources Corp.(1)	98,735	538,106
Apache Corp.	11,366	161,284
Arch Resources, Inc.	23,750	1,039,537
Archrock, Inc.	52,335	453,221
Ardmore Shipping Corp.	12,856	42,039
Aspen Aerogels, Inc.(1)	7,297	121,787
Baker Hughes Co. - Class A	19,625	409,181
Berry Petroleum Corp.	27,075	99,636
Bonanza Creek Energy, Inc.(1)	7,303	141,167
Brigham Minerals, Inc. - Class A	17,198	189,006
Bristow Group, Inc.(1)	2,546	67,011
Cabot Oil & Gas Corp.	11,552	188,067
Cactus, Inc. - Class A	10,080	262,786
Callon Petroleum Co.(1)	83,239	1,095,425
ChampionX Corp.(1)	969,252	14,829,556
Cimarex Energy Co.	173,774	6,518,263
Clean Energy Fuels Corp.(1)	52,556	413,090
CNX Resources Corp.(1)	89,787	969,700
Comstock Resources, Inc.(1)	9,761	42,656
Concho Resources, Inc.	5,850	341,347
ConocoPhillips	269,896	10,793,141
CONSOL Energy, Inc.(1)	11,054	79,699
Contango Oil & Gas Co.(1)	28,394	65,022
Continental Resources, Inc.	2,237	36,463
CVR Energy, Inc.	12,335	183,791
Delek US Holdings, Inc.	25,185	404,723
Devon Energy Corp.	11,347	179,396

DHT Holdings, Inc.	44,277	231,569
Diamond S Shipping, Inc.(1)	11,295	75,225
Diamondback Energy, Inc.	4,696	227,286
DMC Global, Inc.	3,179	137,492
Dorian LPG Ltd.(1)	12,344	150,473
Dril-Quip, Inc.(1)	14,029	415,539
Earthstone Energy, Inc. - Class A(1)	10,289	54,840
Energy Fuels, Inc.(1)	53,209	226,670
EQT Corp.	8,338	105,976
Equitrans Midstream Corp.	10,947	88,014
Evolution Petroleum Corp.	12,930	36,850
Exterran Corp.(1)	10,494	46,383
Falcon Minerals Corp.	14,139	44,538
Frank’s International NV(1)	1,770,114	4,850,112
Frontline Ltd.	46,874	291,556
Golar LNG Ltd.(1)	36,620	353,017
Goodrich Petroleum Corp.(1)	2,350	23,712
Green Plains, Inc.(1)	13,658	179,876
Halliburton Co.	370,867	7,009,386
Helix Energy Solutions Group, Inc.(1)	58,223	244,537
Helmerich & Payne, Inc.	237,763	5,506,591
Hess Corp.	8,211	433,459
HollyFrontier Corp.	107,934	2,790,094
International Seaways, Inc.	9,992	163,169
Kosmos Energy Ltd.	164,146	385,743
Liberty Oilfield Services, Inc. - Class A	29,921	308,486
Magnolia Oil & Gas Corp. - Class A(1)	2,062,452	14,560,911
Marathon Oil Corp.	23,455	156,445
Marathon Petroleum Corp.	252,208	10,431,323
Matador Resources Co.(1)	823,894	9,936,162
Murphy Oil Corp.	4,290	51,909
Nabors Industries Ltd.	2,870	167,120
NACCO Industries, Inc. - Class A	1,329	34,953
National Energy Services Reunited, Inc.(1)	8,321	82,628
National Oilwell Varco, Inc.	11,624	159,598
Newpark Resources, Inc.(1)	37,231	71,484
NextDecade Corp.(1)	7,837	16,379
NexTier Oilfield Solutions, Inc.(1)	65,118	224,006
Nordic American Tankers Ltd.	58,690	173,135
Occidental Petroleum Corp.	25,012	432,958
Oceaneering International, Inc.(1)	40,763	324,066
Oil States International, Inc.(1)	24,270	121,835
ONEOK, Inc.	13,134	504,083
Overseas Shipholding Group, Inc. - Class A(1)	27,535	58,925
Ovintiv, Inc.	105,539	1,515,540
Par Pacific Holdings, Inc.(1)	16,044	224,295
Parsley Energy, Inc. - Class A	1,254,894	17,819,495
Patterson-UTI Energy, Inc.	73,578	387,020
PBF Energy, Inc. - Class A	39,297	279,009
PDC Energy, Inc.(1)	40,072	822,678
Peabody Energy Corp.(1)	26,799	64,586
Penn Virginia Corp.(1)	5,635	57,195
Pioneer Natural Resources Co.	177,884	20,259,209
Plains GP Holdings LP - Class A(1)	1,251,534	10,575,462
PrimeEnergy Resources Corp.(1)	192	8,289
ProPetro Holding Corp.(1)	31,778	234,839
Range Resources Corp.(1)	86,027	576,381
Renewable Energy Group, Inc.(1)	15,204	1,076,747
REX American Resources Corp.(1)	2,164	158,989
RPC, Inc.(1)	22,688	71,467
Schlumberger Ltd.	631,460	13,784,772
Scorpio Tankers, Inc.	20,459	228,936
Select Energy Services, Inc. - Class A(1)	23,781	97,502
SFL Corp. Ltd.	38,620	242,534
SM Energy Co.	45,987	281,440
Solaris Oilfield Infrastructure, Inc. - Class A	11,117	90,492
Southwestern Energy Co.(1)	259,963	774,690

Talos Energy, Inc.(1)	4,718	38,876
Targa Resources Corp.	6,683	176,298
Tellurian, Inc.(1)	71,695	91,770
Tidewater, Inc.(1)	16,158	139,605
Transocean Ltd.(1)	236,103	545,398
Uranium Energy Corp.(1)	50,931	89,639
US Silica Holdings, Inc.	29,871	209,694
Valero Energy Corp.	216,105	12,225,060
W&T Offshore, Inc.(1)	36,883	80,036
Whiting Petroleum Corp.(1)	484	12,100
Williams Companies, Inc.	36,546	732,747
World Fuel Services Corp.	90,319	2,814,340
WPX Energy, Inc.(1)	3,060,376	24,942,064

Total Energy		213,372,220

Financials – 21.18%
1st Constitution Bancorp	3,471	55,085
1st Source Corp.	6,518	262,675
ACNB Corp.	3,369	84,225
Affiliated Managers Group, Inc.	1,329	135,159
Aflac, Inc.	117,583	5,228,916
AGNC Investment Corp.	16,562	258,367
Alerus Financial Corp.	5,882	160,990
Alleghany Corp.	21,565	13,018,575
Allegiance Bancshares, Inc.	7,556	257,886
Allstate Corp.	264,531	29,079,893
Ally Financial, Inc.	192,342	6,858,916
Altabancorp	6,254	174,612
Amalgamated Bank - Class A	5,369	73,770
A-Mark Precious Metals, Inc.	2,102	53,916
Ambac Financial Group, Inc.(1)	18,435	283,530
Amerant Bancorp, Inc. - Class A(1)	8,995	136,724
American Equity Investment Life Holding Co.	35,960	994,654
American Financial Group, Inc.	47,571	4,168,171
American International Group, Inc.	531,356	20,117,138
American National Bankshares, Inc.	4,199	110,056
American National Group, Inc.	245	23,549
Ameriprise Financial, Inc.	193,956	37,691,469
Ameris Bancorp	26,913	1,024,578
AMERISAFE, Inc.	7,742	444,623
Ames National Corp.	3,328	79,939
Annaly Capital Management, Inc.	329,917	2,787,799
Anworth Mortgage Asset Corp.	40,246	109,067
Aon Plc - Class A	46,718	9,870,112
Apollo Commercial Real Estate Finance, Inc.	57,258	639,572
Apollo Global Management, Inc. - Class A	2,552	124,997
Arbor Realty Trust, Inc.	46,553	660,122
Arch Capital Group Ltd.(1)	11,774	424,688
Ares Commercial Real Estate Corp.	12,190	145,183
Ares Management Corp. - Class A	208,275	9,799,339
Argo Group International Holdings Ltd.	13,029	569,367
Arlington Asset Investment Corp. - Class A(1)	12,611	47,670
ARMOUR Residential REIT, Inc.	25,539	275,566
Arrow Financial Corp.	5,464	163,428
Arthur J. Gallagher & Co.	83,165	10,288,342
Artisan Partners Asset Management, Inc. - Class A	12,943	651,551
Assetmark Financial Holdings, Inc.(1)	4,092	99,026
Associated Banc-Corp.	310,481	5,293,701
Associated Capital Group, Inc. - Class A	732	25,708
Assurant, Inc.	1,739	236,887
Assured Guaranty Ltd.	108,589	3,419,468
Athene Holding Ltd. - Class A(1)	522,974	22,561,098
Atlantic Capital Bancshares, Inc.(1)	8,363	133,139
Atlantic Union Bankshares Corp.	31,463	1,036,391
Auburn National Bancorporation, Inc.	894	37,271
Axis Capital Holdings Ltd.	76,906	3,875,293
Axos Financial, Inc.(1)	21,238	797,062
B. Riley Financial, Inc.	7,781	344,076

Banc of California, Inc.	17,982	264,515
BancFirst Corp.	7,601	446,179
Banco Latinoamericano de Comercio Exterior SA - Class E	38,418	608,157
BancorpSouth Bank	745,326	20,451,745
Bank First Corp.	178	11,538
Bank of Commerce Holdings	6,310	62,469
Bank of Hawaii Corp.	128,378	9,836,322
Bank of Marin Bancorp	5,445	186,981
Bank of NT Butterfield & Son Ltd.	421,370	13,129,889
Bank of Princeton	2,083	48,763
Bank OZK	287,294	8,983,683
Bank7 Corp.	1,128	16,018
BankFinancial Corp.	5,796	50,889
BankUnited, Inc.	287,805	10,009,858
Bankwell Financial Group, Inc.	2,534	49,540
Banner Corp.	12,179	567,420
Bar Harbor Bankshares	6,025	136,105
BayCom Corp.(1)	3,471	52,655
BCB Bancorp, Inc.	5,513	61,029
Berkshire Hills Bancorp, Inc.	18,225	312,012
BGC Partners, Inc. - Class A	122,506	490,024
Blackstone Mortgage Trust, Inc. - Class A	55,638	1,531,714
Blucora, Inc.(1)	19,030	302,767
Bogota Financial Corp.(1)	2,680	23,879
BOK Financial Corp.	99,774	6,832,524
Boston Private Financial Holdings, Inc.	33,990	287,215
Bridge Bancorp, Inc.	6,530	157,895
Bridgewater Bancshares, Inc.(1)	7,865	98,234
Brighthouse Financial, Inc.(1)	155,415	5,626,800
Brightsphere Investment Group, Inc.	926,025	17,853,762
Broadmark Realty Capital, Inc.	51,899	529,370
Brookline Bancorp, Inc.	688,141	8,285,218
Brown & Brown, Inc.	6,642	314,897
Bryn Mawr Bank Corp.	8,078	247,146
Business First Bancshares, Inc.	7,611	154,960
Byline Bancorp, Inc.	9,914	153,171
C&F Financial Corp.	1,336	49,579
Cadence BanCorp - Class A	49,876	818,964
California Bancorp, Inc.(1)	2,991	46,540
Cambridge Bancorp	1,954	136,291
Camden National Corp.	6,033	215,861
Cannae Holdings, Inc.(1)	34,689	1,535,682
Capital Bancorp, Inc.(1)	2,921	40,690
Capital City Bank Group, Inc.	5,632	138,435
Capitol Federal Financial, Inc.	52,980	662,250
Capstar Financial Holdings, Inc.	6,840	100,890
Capstead Mortgage Corp.	39,135	227,374
Carlyle Group, Inc.	3,114	97,904
Carter Bankshares, Inc.	9,007	96,555
Cathay General Bancorp	548,000	17,640,120
CB Financial Services, Inc.	1,860	37,219
CBOE Global Markets, Inc.	2,499	232,707
CBTX, Inc.	7,437	189,718
Central Pacific Financial Corp.	8,489	161,376
Central Valley Community Bancorp	4,680	69,685
Century Bancorp, Inc. - Class A	1,095	84,709
Chemung Financial Corp.	1,510	51,264
Cherry Hill Mortgage Investment Corp.	5,547	50,700
Chimera Investment Corp.	225,465	2,311,016
ChoiceOne Financial Services, Inc.	2,944	90,705
Cincinnati Financial Corp.	4,472	390,719
CIT Group, Inc.	39,734	1,426,451
Citizens & Northern Corp.	5,434	107,811
Citizens Financial Group, Inc.	271,752	9,717,852
Citizens Holding Co.	1,812	37,961
Citizens, Inc. - Class A(1)	20,864	119,551
City Holding Co.	6,188	430,375

Civista Bancshares, Inc.	6,543	114,699
CNA Financial Corp.	105,975	4,128,786
CNB Financial Corporation, Inc.	6,214	132,296
CNO Financial Group, Inc.	540,807	12,022,140
Coastal Financial Corp.(1)	3,151	66,171
Codorus Valley Bancorp, Inc.	3,991	67,687
Colony Bankcorp, Inc.	2,921	42,793
Colony Credit Real Estate, Inc.	33,849	253,867
Columbia Banking System, Inc.	28,823	1,034,746
Columbia Financial, Inc.(1)	13,814	214,946
Comerica, Inc.	4,185	233,774
Commerce Bancshares, Inc.	3,157	207,415
Community Bank System, Inc.	21,324	1,328,698
Community Bankers Trust Corp.	8,439	56,963
Community Financial Corp.	2,122	56,191
Community Trust Bancorp, Inc.	6,358	235,564
ConnectOne Bancorp, Inc.	14,709	291,091
County Bancorp, Inc.	1,929	42,592
Cowen, Inc. - Class A	6,771	175,978
Crawford & Co. - Class A	5,461	40,357
Credit Acceptance Corp.(1)	270	93,458
CrossFirst Bankshares, Inc.(1)	19,519	209,829
Cullen/Frost Bankers, Inc.	1,664	145,151
Customers Bancorp, Inc.(1)	10,227	185,927
CVB Financial Corp.	812,832	15,850,224
Diamond Hill Investment Group, Inc.	1,249	186,438
Dime Community Bancshares, Inc.	11,922	188,010
Discover Financial Services	335,290	30,353,804
Donegal Group, Inc. - Class A	4,903	68,985
Donnelley Financial Solutions, Inc.(1)	11,972	203,165
Dynex Capital, Inc.	8,982	159,880
Eagle Bancorp Montana, Inc.	2,741	58,164
Eagle Bancorp, Inc.	12,898	532,687
East West Bancorp, Inc.	522,119	26,476,654
Eastern Bankshares, Inc.(1)	55,163	899,709
Eaton Vance Corp.	3,315	225,188
Element Fleet Management Corp.	772,005	8,114,877
Ellington Financial, Inc.	16,988	252,102
Ellington Residential Mortgage REIT	3,435	44,792
Employers Holdings, Inc.	11,365	365,839
Encore Capital Group, Inc.(1)	317,949	12,384,114
Enova International, Inc.(1)	14,169	350,966
Enstar Group Ltd.(1)	25,091	5,140,895
Enterprise Bancorp, Inc.	3,596	91,878
Enterprise Financial Services Corp.	9,805	342,685
Equitable Holdings, Inc.	11,885	304,137
Equity Bancshares, Inc. - Class A(1)	5,670	122,415
Erie Indemnity Co. - Class A	311	76,382
Esquire Financial Holdings, Inc.(1)	1,770	33,966
ESSA Bancorp, Inc.	3,628	54,420
Essent Group Ltd.	366,748	15,843,514
Evans Bancorp, Inc.	1,895	52,188
Evercore, Inc. - Class A	1,176	128,937
Everest Re Group Ltd.	93,698	21,933,765
EZCORP, Inc. - Class A(1)	19,041	91,206
Farmers & Merchants Bancorp, Inc.	4,086	93,978
Farmers National Banc Corp.	10,814	143,502
FB Financial Corp.	12,912	448,434
FBL Financial Group, Inc. - Class A	3,874	203,424
Federal Agricultural Mortgage Corp. - Class C	2,912	216,216
Federated Hermes, Inc. - Class B	27,116	783,381
FedNat Holding Co.	4,321	25,580
Ferroglobe Representation & Warranty Insurance Trust(1)(2)(5)	11,189	—
Fidelity D&D Bancorp, Inc.	1,574	101,303
Fidelity National Financial, Inc.	8,197	320,421
Fifth Third Bancorp	1,129,033	31,127,440
Financial Institutions, Inc.	6,375	143,437

First American Financial Corp.	394,990	20,393,334
First Bancorp NC	11,369	384,613
First BanCorp PR	85,828	791,334
First Bancorp, Inc.	4,106	104,292
First Bancshares, Inc.	8,578	264,889
First Bank/Hamilton NJ	7,169	67,245
First Busey Corp.	20,515	442,098
First Business Financial Services, Inc.	3,312	60,974
First Capital, Inc.	1,323	80,121
First Choice Bancorp	4,419	81,707
First Citizens BancShares, Inc. - Class A	188	107,963
First Commonwealth Financial Corp.	38,969	426,321
First Community Bankshares, Inc.	7,235	156,131
First Community Corp.	2,818	47,878
First Financial Bancorp	38,141	668,612
First Financial Corp.	5,490	213,286
First Foundation, Inc.	12,124	242,480
First Guaranty Bancshares, Inc.	1,454	25,838
First Hawaiian, Inc.	497,250	11,725,155
First Horizon Corp.	1,064,014	13,576,819
First Internet Bancorp	3,811	109,528
First Interstate BancSystem, Inc. - Class A	16,320	665,366
First Merchants Corp.	21,802	815,613
First Mid Bancshares, Inc.	6,056	203,845
First Midwest Bancorp, Inc.	45,568	725,443
First Northwest Bancorp	3,187	49,717
First of Long Island Corp.	9,505	169,664
First Republic Bank	116,478	17,114,113
First Savings Financial Group, Inc.	754	49,010
First United Corp.	2,668	41,354
First Western Financial, Inc.(1)	2,898	56,714
Flagstar Bancorp, Inc.	19,384	790,092
Flushing Financial Corp.	10,884	181,110
FNB Corp.	9,605	91,247
FNCB Bancorp, Inc.	6,604	42,266
Franklin Financial Services Corp.	1,649	44,572
Franklin Resources, Inc.	115,503	2,886,420
FS Bancorp, Inc.	1,391	76,227
FS KKR Capital Corp.	122,125	2,022,390
Fulton Financial Corp.	63,880	812,554
FVCBankcorp, Inc.(1)	5,262	77,351
GAMCO Investors, Inc. - Class A	485	8,604
Genworth Financial, Inc. - Class A(1)	204,290	772,216
German American Bancorp, Inc.	10,055	332,720
Glacier Bancorp, Inc.	484,241	22,279,928
Globe Life, Inc.	94,045	8,930,513
GoHealth, Inc. - Class A(1)	1,091	14,903
Goosehead Insurance, Inc. - Class A	4,592	572,898
Granite Point Mortgage Trust, Inc.	21,804	217,822
Great Ajax Corp.	7,896	82,592
Great Southern Bancorp, Inc.	4,397	215,013
Great Western Bancorp, Inc.	21,666	452,819
Green Dot Corp. - Class A(1)	18,549	1,035,034
Greene County Bancorp, Inc.	1,087	27,708
Greenlight Capital Re Ltd. - Class A(1)	11,363	83,064
Guaranty Bancshares, Inc.	3,076	92,126
Hancock Whitney Corp.	34,856	1,185,801
Hanmi Financial Corp.	432,684	4,906,637
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	27,988	1,775,279
Hanover Insurance Group, Inc.	70,861	8,285,068
HarborOne Bancorp, Inc.	21,274	231,036
Hartford Financial Services Group, Inc.	304,578	14,918,230
Hawthorn Bancshares, Inc.	2,310	50,589
HBT Financial, Inc.	4,147	62,827
HCI Group, Inc.	1,963	102,665
Heartland Financial USA, Inc.	14,064	567,764
Heritage Commerce Corp.	24,544	217,705

Heritage Financial Corp.	14,458	338,173
Heritage Insurance Holdings, Inc.	9,075	91,930
Hilltop Holdings, Inc.	29,050	799,165
Hingham Institution for Savings	533	115,128
Home Bancorp, Inc.	3,171	88,756
Home Bancshares, Inc.	61,668	1,201,293
HomeStreet, Inc.	8,375	282,656
HomeTrust Bancshares, Inc.	6,298	121,614
Hope Bancorp, Inc.	47,316	516,218
Horace Mann Educators Corp.	305,138	12,828,002
Horizon Bancorp	17,217	273,062
Howard Bancorp, Inc.(1)	4,568	53,948
Huntington Bancshares, Inc.	1,904,947	24,059,481
Independence Holding Co.	2,073	84,993
Independent Bank Corp.	296,711	21,671,771
Independent Bank Corp. MI	8,487	156,755
Independent Bank Group, Inc.	14,929	933,361
Interactive Brokers Group, Inc. - Class A	2,215	134,938
International Bancshares Corp.	21,521	805,746
Invesco Ltd.	11,285	196,698
Invesco Mortgage Capital, Inc.	73,255	247,602
Investar Holding Corp.	4,076	67,417
Investors Bancorp, Inc.	66,943	706,918
Investors Title Co.	462	70,686
James River Group Holdings Ltd.	1,554	76,379
Jefferies Financial Group, Inc.	6,313	155,300
Kearny Financial Corp.	23,925	252,648
Kemper Corp.	1,812	139,216
KeyCorp	1,531,147	25,126,122
KKR & Co., Inc. - Class Miscella	16,206	656,181
KKR Real Estate Finance Trust, Inc.	11,537	206,743
Ladder Capital Corp. - Class A	42,731	417,909
Lakeland Bancorp, Inc.	19,437	246,850
Lakeland Financial Corp.	404,050	21,648,999
Landmark Bancorp, Inc.	1,818	41,541
Lazard Ltd. - Class A	2,996	126,731
LCNB Corp.	4,759	69,910
Lemonade, Inc.(1)	371	45,447
LendingClub Corp.(1)	28,238	298,193
LendingTree, Inc.(1)	13	3,559
Level One Bancorp, Inc.	1,906	38,558
Limestone Bancorp, Inc.(1)	1,890	23,738
Lincoln National Corp.	84,441	4,248,227
Live Oak Bancshares, Inc.	11,391	540,617
Loews Corp.	505,876	22,774,538
LPL Financial Holdings, Inc.	2,167	225,845
Luther Burbank Corp.	6,127	60,045
M&T Bank Corp.	3,829	487,432
Macatawa Bank Corp.	10,922	91,417
Mackinac Financial Corp.	3,926	50,096
MainStreet Bancshares, Inc.(1)	2,692	45,522
Markel Corp.(1)	405	418,486
Marlin Business Services Corp.	3,485	42,656
MBIA, Inc.(1)	20,210	132,982
Mercantile Bank Corp.	6,673	181,305
Merchants Bancorp	3,488	96,373
Mercury General Corp.	797	41,611
Meridian Bancorp, Inc.	19,096	284,721
Meridian Corp.	1,632	33,946
Meta Financial Group, Inc.	13,348	488,003
Metrocity Bankshares, Inc.	7,023	101,272
Metropolitan Bank Holding Corp.(1)	2,866	103,950
MFA Financial, Inc.	183,470	713,698
MGIC Investment Corp.	220,064	2,761,803
Mid Penn Bancorp, Inc.	2,827	61,911
Middlefield Banc Corp.	2,322	52,245
Midland States Bancorp, Inc.	8,639	154,379

MidWestOne Financial Group, Inc.	6,157	150,846
MMA Capital Holdings, Inc.(1)	2,029	49,913
Morningstar, Inc.	115	26,631
Mr Cooper Group, Inc.(1)	272,213	8,446,769
MVB Financial Corp.	3,898	88,407
Nasdaq, Inc.	83,933	11,141,266
National Bank Holdings Corp. - Class A	8,942	292,940
National Bankshares, Inc.	2,530	79,214
National General Holdings Corp.	14,434	493,354
National Western Life Group, Inc. - Class A	1,056	218,001
Navient Corp.	298,032	2,926,674
NBT Bancorp, Inc.	17,096	548,782
Nelnet, Inc. - Class A	6,909	492,197
New Residential Investment Corp.	766,004	7,614,080
New York Community Bancorp, Inc.	13,546	142,910
New York Mortgage Trust, Inc.	153,223	565,393
NI Holdings, Inc.(1)	3,926	64,465
Nicolet Bankshares, Inc.(1)	3,667	243,305
NMI Holdings, Inc. - Class A(1)	31,478	712,977
Northeast Bank	2,716	61,164
Northern Trust Corp.	5,698	530,712
Northfield Bancorp, Inc.	19,201	236,748
Northrim BanCorp, Inc.	2,484	84,332
Northwest Bancshares, Inc.	47,230	601,710
Norwood Financial Corp.	2,249	58,856
Oak Valley Bancorp	2,625	43,627
OceanFirst Financial Corp.	24,230	451,405
Oconee Federal Financial Corp.	425	10,752
OFG Bancorp	20,239	375,231
Ohio Valley Banc Corp.	1,638	38,657
Old National Bancorp	65,858	1,090,608
Old Republic International Corp.	141,556	2,790,069
Old Second Bancorp, Inc.	11,440	115,544
OneMain Holdings, Inc. - Class A	1,888	90,926
OP Bancorp	4,818	37,099
Oportun Financial Corp.(1)	7,795	150,989
Oppenheimer Holdings, Inc. - Class A	3,760	118,177
Orchid Island Capital, Inc. - Class A	26,155	136,529
Origin Bancorp, Inc.	9,006	250,097
Orrstown Financial Services, Inc.	4,635	76,709
Pacific Premier Bancorp, Inc.	32,073	1,004,847
PacWest Bancorp	302,344	7,679,538
Park National Corp.	5,762	605,068
Parke Bancorp, Inc.	4,743	73,991
Partners Bancorp	3,883	25,240
PCB Bancorp	5,072	51,278
PCSB Financial Corp.	5,966	95,098
PDL Community Bancorp(1)	2,922	30,710
Peapack Gladstone Financial Corp.	7,199	163,849
PennantPark Investment Corp.	163,500	753,735
Penns Woods Bancorp, Inc.	2,795	72,698
PennyMac Financial Services, Inc.	15,063	988,434
PennyMac Mortgage Investment Trust	39,419	693,380
Peoples Bancorp of North Carolina, Inc.	1,943	44,728
Peoples Bancorp, Inc.	7,427	201,197
Peoples Financial Services Corp.	2,757	101,347
People’s United Financial, Inc.	12,761	165,000
Pinnacle Financial Partners, Inc.	2,242	144,385
Pioneer Bancorp, Inc.(1)	4,579	48,400
Piper Sandler Companies	7,041	710,437
Plumas Bancorp	1,884	44,274
Popular, Inc.	43,017	2,422,717
PRA Group, Inc.(1)	18,156	720,067
Preferred Bank Los Angeles	5,639	284,600
Premier Financial Bancorp, Inc.	5,386	71,580
Premier Financial Corp.	14,849	341,527
Primerica, Inc.	444	59,465

Principal Financial Group, Inc.	80,900	4,013,449
ProAssurance Corp.	21,127	375,849
Professional Holding Corp. - Class A(1)	4,426	68,293
PROG Holdings, Inc.	163,401	8,802,412
ProSight Global, Inc.(1)	3,662	46,983
Prospect Capital Corp.	295,600	1,599,196
Prosperity Bancshares, Inc.	146,728	10,177,054
Protective Insurance Corp. - Class B	3,527	48,355
Provident Bancorp, Inc.	6,610	79,320
Provident Financial Holdings, Inc.	2,612	41,035
Provident Financial Services, Inc.	28,945	519,852
Prudential Bancorp, Inc.	3,122	43,240
Prudential Financial, Inc.	54,750	4,274,333
QCR Holdings, Inc.	6,159	243,835
Radian Group, Inc.	77,077	1,560,809
Raymond James Financial, Inc.	239,026	22,867,617
RBB Bancorp	6,808	104,707
Ready Capital Corp.	16,893	210,318
Red River Bancshares, Inc.	2,115	104,798
Redwood Trust, Inc.	45,334	398,033
Regional Management Corp.	3,252	97,105
Regions Financial Corp.	409,252	6,597,142
Reinsurance Group of America, Inc. - Class A	290,586	33,678,917
Reliant Bancorp, Inc.	5,819	108,350
RenaissanceRe Holdings Ltd.	73,135	12,127,246
Renasant Corp.	21,980	740,286
Republic Bancorp, Inc. - Class A	3,913	141,142
Republic First Bancorp, Inc.(1)	18,033	51,394
Richmond Mutual Bancorporation, Inc.	4,608	62,945
Riverview Bancorp, Inc.	8,199	43,127
RLI Corp.	1,985	206,738
S&T Bancorp, Inc.	15,383	382,114
Safeguard Scientifics, Inc.(1)	9,054	57,765
Safety Insurance Group, Inc.	5,727	446,133
Salisbury Bancorp, Inc.	993	37,009
Sandy Spring Bancorp, Inc.	146,655	4,720,824
Santander Consumer USA Holdings, Inc.	141,263	3,110,611
SB Financial Group, Inc.	2,726	49,831
Sculptor Capital Management, Inc. - Class A	7,542	114,638
Seacoast Banking Corp. of Florida(1)	20,611	606,994
Security National Financial Corp. - Class A(1)	3,790	31,647
SEI Investments Co.	3,320	190,800
Select Bancorp, Inc.(1)	6,303	59,689
Selective Insurance Group, Inc.	390,247	26,138,744
Selectquote, Inc.(1)	9,090	188,618
ServisFirst Bancshares, Inc.	5,184	208,863
Shore Bancshares, Inc.	4,792	69,963
Sierra Bancorp	5,803	138,808
Signature Bank	83,994	11,363,548
Silvercrest Asset Management Group, Inc. - Class A	1,933	26,849
Silvergate Capital Corp. - Class A(1)	6,339	471,051
Simmons First National Corp. - Class A	43,037	929,169
SLM Corp.	1,467,009	18,176,242
SmartFinancial, Inc.	6,022	109,239
South Plains Financial, Inc.	4,225	80,064
South State Corp.	240,520	17,389,596
Southern First Bancshares, Inc.(1)	3,207	113,367
Southern Missouri Bancorp, Inc.	3,006	91,503
Southern National Bancorp of Virginia, Inc.	8,494	102,862
Southside Bancshares, Inc.	12,691	393,802
Spirit of Texas Bancshares, Inc.	5,020	84,336
Standard AVB Financial Corp.	1,762	57,424
Starwood Property Trust, Inc.	8,184	157,951
State Auto Financial Corp.	7,115	126,220
State Street Corp.	191,203	13,915,754
StepStone Group, Inc. - Class A(1)	4,220	167,956
Sterling Bancorp	744,953	13,394,255

Sterling Bancorp, Inc.	6,191	28,107
Stewart Information Services Corp.	10,583	511,794
Stifel Financial Corp.	230,828	11,647,581
Stock Yards Bancorp, Inc.	7,115	288,015
StoneX Group, Inc.(1)	6,143	355,680
Summit Financial Group, Inc.	4,507	99,515
SVB Financial Group(1)	36,067	13,987,865
SWK Holdings Corp.(1)	1,171	16,851
Synchrony Financial	394,200	13,682,682
Synovus Financial Corp.	4,420	143,075
T Rowe Price Group, Inc.	5,086	769,970
TCF Financial Corp.	987,582	36,560,286
Territorial Bancorp, Inc.	3,432	82,471
Texas Capital Bancshares, Inc.(1)	20,380	1,212,610
TFS Financial Corp.	1,330	23,448
The Bancorp, Inc.(1)	20,859	284,725
Third Point Reinsurance Ltd.(1)	832,949	7,929,674
Timberland Bancorp, Inc.	2,956	71,713
Tiptree, Inc.	9,859	49,492
Tompkins Financial Corp.	5,732	404,679
Towne Bank	27,138	637,200
TPG RE Finance Trust, Inc.	24,029	255,188
Tradeweb Markets, Inc. - Class A	346	21,608
Travelers Companies, Inc.	41,712	5,855,113
Trean Insurance Group, Inc.(1)	3,998	52,374
TriCo Bancshares	10,717	378,096
TriState Capital Holdings, Inc.(1)	11,048	192,235
Triumph Bancorp, Inc.(1)	9,192	446,272
Truist Financial Corp.	351,221	16,834,023
TrustCo Bank Corp. NY	37,623	250,945
Trustmark Corp.	25,354	692,418
Two Harbors Investment Corp.	1,785,738	11,375,151
UMB Financial Corp.	218,891	15,101,290
Umpqua Holdings Corp.	868,183	13,144,291
United Bankshares, Inc.	49,834	1,614,622
United Community Banks, Inc.	31,428	893,812
United Fire Group, Inc.	8,353	209,660
United Insurance Holdings Corp.	7,549	43,180
United Security Bancshares	5,410	38,141
Unity Bancorp, Inc.	2,894	50,790
Universal Insurance Holdings, Inc.	98,265	1,484,784
Univest Financial Corp.	12,075	248,504
Unum Group	103,644	2,377,593
Valley National Bancorp	160,636	1,566,201
Vericity, Inc.(1)	626	6,266
Veritex Holdings, Inc.	18,713	480,176
Virtu Financial, Inc. - Class A	227	5,714
Virtus Investment Partners, Inc.	2,676	580,692
Voya Financial, Inc.	56,697	3,334,351
Waddell & Reed Financial, Inc. - Class A	24,739	630,102
Walker & Dunlop, Inc.	10,465	962,989
Washington Federal, Inc.	30,369	781,698
Washington Trust Bancorp, Inc.	6,902	309,210
Waterstone Financial, Inc.	8,787	165,371
Watford Holdings Ltd.(1)	6,901	238,775
Webster Financial Corp.	2,646	111,529
WesBanco, Inc.	26,429	791,813
West Bancorporation, Inc.	5,753	111,033
Westamerica Bancorporation	9,189	508,060
Western Alliance Bancorp	2,912	174,574
Western Asset Mortgage Capital Corp.	22,440	73,154
Western New England Bancorp, Inc.	9,114	62,795
Westwood Holdings Group, Inc.	2,813	40,789
White Mountains Insurance Group Ltd.	90	90,059
Willis Towers Watson Plc	36,329	7,653,794
Wintrust Financial Corp.	165,691	10,122,063
WisdomTree Investments, Inc.	54,841	293,399

World Acceptance Corp.(1)	1,774	181,338
WR Berkley Corp.	4,163	276,506
WSFS Financial Corp.	20,229	907,878
Zions Bancorp N.A.	297,031	12,903,027

Total Financials		1,316,621,172

Healthcare – 7.60%
Abeona Therapeutics, Inc.(1)	16,327	25,633
Acadia Healthcare Co., Inc.(1)	2,623	131,832
Acceleron Pharma, Inc.(1)	92	11,770
Accolade, Inc.(1)	1,016	44,196
AcelRx Pharmaceuticals, Inc.(1)	23,036	28,565
Acutus Medical, Inc.(1)	793	22,846
AdaptHealth Corp. - Class A(1)	351,080	13,186,565
ADMA Biologics, Inc.(1)	2,070	4,036
Aduro Bioteech, Inc.(5)	990	2,970
Adverum Biotechnologies, Inc.(1)	4,860	52,682
Aeglea BioTherapeutics, Inc. - Class Savings(1)	2,726	21,454
Agile Therapeutics, Inc.(1)	2,979	8,550
Agilent Technologies, Inc.	73,535	8,713,162
Agios Pharmaceuticals, Inc.(1)	1,714	74,268
Akouos, Inc.(1)	1,229	24,371
Albireo Pharma, Inc.(1)	2,103	78,884
Alexion Pharmaceuticals, Inc.(1)	104,252	16,288,332
Aligos Therapeutics, Inc.(1)	875	24,194
Alkermes Plc(1)	4,660	92,967
Allovir, Inc.(1)	1,489	57,237
Allscripts Healthcare Solutions, Inc.(1)	60,030	866,833
Alphatec Holdings, Inc.(1)	3,212	46,638
ALX Oncology Holdings, Inc.(1)	806	69,477
American Renal Associates Holdings, Inc.(1)	3,811	43,636
American Well Corp. - Class A(1)	387	9,803
AmerisourceBergen Corp. - Class A	79,932	7,814,152
AMN Healthcare Services, Inc.(1)	236,040	16,109,730
AnaptysBio, Inc.(1)	8,764	188,426
AngioDynamics, Inc.(1)	14,687	225,152
ANI Pharmaceuticals, Inc.(1)	1,712	49,716
Anika Therapeutics, Inc.(1)	5,735	259,566
Annexon, Inc.(1)	1,259	31,513
Applied Genetic Technologies Corp.(1)	9,549	39,055
Applied Molecular Transport, Inc.(1)	1,059	32,585
Aptinyx, Inc. - Class A(1)	13,896	48,080
Apyx Medical Corp.(1)	11,553	83,182
Arena Pharmaceuticals, Inc.(1)	21,501	1,651,922
Aspira Women’s Health, Inc.(1)	1,460	9,797
Assembly Biosciences, Inc.(1)	6,091	36,851
Atara Biotherapeutics, Inc.(1)	7,946	155,980
Atea Pharmaceuticals, Inc.(1)	1,242	51,891
Athira Pharma, Inc.(1)	1,106	37,880
Atreca, Inc. - Class A(1)	580	9,367
Avanos Medical, Inc.(1)	19,192	880,529
Avantor, Inc.(1)	1,535,466	43,223,368
AVEO Pharmaceuticals, Inc.(1)	3,886	22,422
Avid Bioservices, Inc.(1)	2,224	25,665
Avidity Biosciences, Inc.(1)	1,410	35,983
Axcella Health, Inc.(1)	1,249	6,482
Aytu BioScience, Inc.(1)	844	5,047
Berkeley Lights, Inc.(1)	184	16,451
Beyondspring, Inc.(1)	256	3,123
BioCryst Pharmaceuticals, Inc.(1)	14,951	111,385
BioMarin Pharmaceutical, Inc.(1)	520	45,599
Bio-Rad Laboratories, Inc. - Class A(1)	629	366,669
Bio-Techne Corp.	77	24,451
Bluebird Bio, Inc.(1)	1,110	48,030
Boston Scientific Corp.(1)	403,776	14,515,747
Brookdale Senior Living, Inc.(1)	75,121	332,786
Bruker Corp.	1,762	95,377
C4 Therapeutics, Inc.(1)	921	30,513

Cabaletta Bio, Inc.(1)	4,931	61,539
Calyxt, Inc.(1)	1,193	5,034
Cardinal Health, Inc.	77,100	4,129,476
CASI Pharmaceuticals, Inc.(1)	4,349	12,830
Cassava Sciences, Inc.(1)	8,475	57,799
Catabasis Pharmaceuticals, Inc.(1)	2,151	4,603
Catalent, Inc.(1)	4,872	507,029
Catalyst Biosciences, Inc.(1)	9,355	59,030
Cellular Biomedicine Group, Inc.(1)	1,807	33,213
CEL-SCI Corp.(1)	1,609	18,761
Centene Corp.(1)	286,734	17,212,642
Change Healthcare, Inc.(1)	466,868	8,707,088
Charles River Laboratories International, Inc.(1)	165	41,227
Checkmate Pharmaceuticals, Inc.(1)	290	4,231
Chembio Diagnostics, Inc.(1)	689	3,273
Chimerix, Inc.(1)	18,981	91,678
Chinook Therapeutics, Inc.(1)	990	15,701
Cidara Therapeutics, Inc.(1)	2,739	5,478
Codiak Biosciences, Inc.(1)	608	19,638
Community Health Systems, Inc.(1)	34,740	258,118
Computer Programs & Systems, Inc.	5,273	141,527
Concert Pharmaceuticals, Inc.(1)	12,063	152,476
Cooper Companies, Inc.	40,148	14,586,571
CorMedix, Inc.(1)	1,295	9,622
Cortexyme, Inc.(1)	369	10,251
Covetrus, Inc.(1)	46,811	1,345,348
Cross Country Healthcare, Inc.(1)	12,816	113,678
CryoLife, Inc.(1)	2,797	66,037
Cyclerion Therapeutics, Inc.(1)	8,810	26,959
Cymabay Therapeutics, Inc.(1)	27,743	159,245
Cytokinetics, Inc.(1)	3,286	68,283
DaVita, Inc.(1)	66,873	7,850,890
Dentsply Sirona, Inc.	6,532	342,016
Dyadic International, Inc.(1)	1,455	7,828
Dynavax Technologies Corp. - Class A(1)	7,775	34,599
Dyne Therapeutics, Inc.(1)	1,221	25,641
Eargo, Inc.(1)	667	29,895
Elanco Animal Health, Inc.(1)	13,616	417,603
Enanta Pharmaceuticals, Inc.(1)	7,003	294,826
Encompass Health Corp.	1,645	136,025
Endo International Plc(1)	51,544	370,086
Enochian Biosciences, Inc.(1)	4,964	14,644
Envista Holdings Corp.(1)	466,748	15,743,410
Enzo Biochem, Inc.(1)	16,736	42,175
Epizyme, Inc.(1)	13,409	145,622
Evofem Biosciences, Inc.(1)	3,946	9,510
Evolent Health, Inc. - Class A(1)	25,653	411,218
Evolus, Inc.(1)	5,349	17,973
Exact Sciences Corp.(1)	595	78,832
Exelixis, Inc.(1)	5,711	114,620
Exicure, Inc.(1)	3,103	5,492
FibroGen, Inc.(1)	4,880	180,999
Five Prime Therapeutics, Inc.(1)	12,664	215,415
Five Star Senior Living, Inc.(1)	7,741	53,413
Fluidigm Corp.(1)	26,674	160,044
Foghorn Therapeutics, Inc.(1)	632	12,811
FONAR Corp.(1)	2,343	40,674
Forma Therapeutics Holdings, Inc.(1)	1,362	47,534
G1 Therapeutics, Inc.(1)	7,580	136,364
Generation Bio Co.(1)	1,048	29,711
Geron Corp.(1)	114,771	182,486
Globus Medical, Inc. - Class A(1)	2,211	144,201
GlycoMimetics, Inc.(1)	13,718	51,580
Gossamer Bio, Inc.(1)	13,130	126,967
Graybug Vision, Inc.(1)	574	16,657
Gritstone Oncology, Inc.(1)	9,709	38,253
Haemonetics Corp.(1)	114	13,537

Hanger, Inc.(1)	13,123	288,575
Harmony Biosciences Holdings, Inc.(1)	562	20,316
Harvard Bioscience, Inc.(1)	15,162	65,045
HCA Healthcare, Inc.	108,660	17,870,224
HealthStream, Inc.(1)	10,644	232,465
Henry Schein, Inc.(1)	4,249	284,088
Heska Corp.(1)	1,828	266,248
Hill-Rom Holdings, Inc.	1,744	170,860
Hologic, Inc.(1)	95,970	6,989,495
Hookipa Pharma, Inc.(1)	257	2,850
Horizon Therapeutics Plc(1)	425	31,089
Humana, Inc.	34,692	14,233,087
iBio, Inc.(1)	13,031	13,683
ICON Plc(1)	45,888	8,947,242
ICU Medical, Inc.(1)	65,730	14,098,428
Ideaya Biosciences, Inc.(1)	5,126	71,764
Immunic, Inc.(1)	867	13,256
ImmunoGen, Inc.(1)	42,515	274,222
Inari Medical, Inc.(1)	617	53,858
Inhibrx, Inc.(1)	698	23,013
Innoviva, Inc.(1)	147,300	1,825,047
Inogen, Inc.(1)	2,384	106,517
Inozyme Pharma, Inc.(1)	693	14,304
Integer Holdings Corp.(1)	194,536	15,794,378
Integra LifeSciences Holdings Corp.(1)	2,104	136,592
Intra-Cellular Therapies, Inc.(1)	16,617	528,421
IntriCon Corp.(1)	3,320	60,092
Invacare Corp.	13,404	119,966
Ionis Pharmaceuticals, Inc.(1)	2,032	114,889
IQVIA Holdings, Inc.(1)	147,044	26,345,873
iTeos Therapeutics, Inc.(1)	901	30,472
IVERIC bio, Inc.(1)	32,031	221,334
Jazz Pharmaceuticals Plc(1)	129,315	21,343,441
Jounce Therapeutics, Inc.(1)	7,111	49,777
KalVista Pharmaceuticals, Inc.(1)	4,799	91,133
Keros Therapeutics, Inc.(1)	341	24,054
Kezar Life Sciences, Inc.(1)	12,605	65,798
Kindred Biosciences, Inc.(1)	2,580	11,120
Kiniksa Pharmaceuticals Ltd. - Class A(1)	1,176	20,780
Kronos Bio, Inc.(1)	1,246	37,218
Kymera Therapeutics, Inc.(1)	852	52,824
Laboratory Corp. of America Holdings(1)	57,122	11,627,183
Lannett Co., Inc.(1)	71,417	465,639
LeMaitre Vascular, Inc.	1,431	57,955
LENSAR, Inc.(1)	3,287	23,831
LivaNova Plc(1)	5,794	383,621
Lyra Therapeutics, Inc.(1)	915	10,431
MacroGenics, Inc.(1)	14,263	326,052
Magellan Health, Inc.(1)	5,457	452,058
Magenta Therapeutics, Inc.(1)	1,191	9,337
Marker Therapeutics, Inc.(1)	3,310	4,799
McKesson Corp.	46,243	8,042,583
MEDNAX, Inc.(1)	29,730	729,574
MEI Pharma, Inc.(1)	6,543	17,274
MeiraGTx Holdings Plc(1)	695	10,522
Meridian Bioscience, Inc.(1)	2,074	38,763
Mettler-Toledo International, Inc.(1)	42	47,867
Milestone Scientific, Inc.(1)	2,805	5,947
Mirum Pharmaceuticals, Inc.(1)	1,198	20,917
Misonix, Inc.(1)	3,173	39,662
Molina Healthcare, Inc.(1)	33,485	7,121,590
Myriad Genetics, Inc.(1)	28,735	568,235
NanoString Technologies, Inc.(1)	2,376	158,907
NantKwest, Inc.(1)	1,642	21,888
Natera, Inc.(1)	1,893	188,391
National HealthCare Corp.	5,058	335,902
Natus Medical, Inc.(1)	9,178	183,927

Nektar Therapeutics - Class A(1)	5,283	89,811
NextCure, Inc.(1)	700	7,630
NextGen Healthcare, Inc.(1)	22,484	410,108
NGM Biopharmaceuticals, Inc.(1)	708	21,449
Nkarta, Inc.(1)	1,359	83,538
Novavax, Inc.(1)	18,127	2,021,342
Nurix Therapeutics, Inc.(1)	949	31,203
Nymox Pharmaceutical Corp.(1)	1,959	4,858
Oak Street Health, Inc.(1)	331	20,244
Oncorus, Inc.(1)	581	18,784
OPKO Health, Inc.(1)	160,494	633,951
Option Care Health, Inc.(1)	1,478	23,116
OraSure Technologies, Inc.(1)	11,105	117,546
Orgenesis, Inc.(1)	5,221	23,494
ORIC Pharmaceuticals, Inc.(1)	580	19,633
Orthofix Medical, Inc.(1)	7,516	323,038
Osmotica Pharmaceuticals Plc(1)	1,486	6,122
Outset Medical, Inc.(1)	824	46,836
Owens & Minor, Inc.	29,258	791,429
Pacific Biosciences of California, Inc.(1)	8,883	230,425
Pandion Therapeutics, Inc.(1)	748	11,108
Paratek Pharmaceuticals, Inc.(1)	1,896	11,869
Passage Bio, Inc.(1)	3,868	98,905
Patterson Companies, Inc.	34,196	1,013,227
PerkinElmer, Inc.	2,677	384,149
Perrigo Co. Plc	4,116	184,068
Phibro Animal Health Corp. - Class A	430	8,351
Pliant Therapeutics, Inc.(1)	841	19,108
PMV Pharmaceuticals, Inc.(1)	1,165	71,659
Poseida Therapeutics, Inc.(1)	1,114	12,221
PPD, Inc.(1)	168,557	5,768,021
PRA Health Sciences, Inc.(1)	92,706	11,629,041
Praxis Precision Medicines, Inc.(1)	947	52,104
Precigen, Inc.(1)	6,277	64,025
Precision BioSciences, Inc.(1)	1,166	9,724
Prelude Therapeutics, Inc.(1)	783	56,024
Premier, Inc. - Class A	301,295	10,575,454
Prestige Consumer Healthcare, Inc.(1)	253,756	8,848,472
Prothena Corp. Plc(1)	12,890	154,809
Providence Service Corp.(1)	74,470	10,323,776
Pulmonx Corp.(1)	959	66,190
QIAGEN NV(1)	6,713	354,782
Quest Diagnostics, Inc.	4,002	476,918
Reata Pharmaceuticals, Inc. - Class A(1)	83	10,260
Relay Therapeutics, Inc.(1)	2,693	111,921
Retractable Technologies, Inc.(1)	637	6,841
Revance Therapeutics, Inc.(1)	5,852	165,846
Rockwell Medical, Inc.(1)	5,129	5,180
Royalty Pharma Plc - Class A	1,783	89,239
Rubius Therapeutics, Inc.(1)	11,732	89,046
Sage Therapeutics, Inc.(1)	1,394	120,595
Savara, Inc.(1)	18,647	21,444
SeaSpine Holdings Corp.(1)	10,562	184,307
Select Medical Holdings Corp.(1)	185,400	5,128,164
Selecta Biosciences, Inc.(1)	13,560	41,087
Shattuck Labs, Inc.(1)	1,128	59,118
Sientra, Inc.(1)	4,179	16,256
Soleno Therapeutics, Inc.(1)	3,719	7,178
Solid Biosciences, Inc.(1)	10,100	76,558
Spectrum Pharmaceuticals, Inc.(1)	57,542	196,218
Spero Therapeutics, Inc.(1)	1,080	20,941
Spruce Biosciences, Inc.(1)	613	14,902
SQZ Biotechnologies Co.(1)	401	11,621
STERIS Plc	2,385	452,053
Strongbridge Biopharma Plc(1)	1,411	3,429
Supernus Pharmaceuticals, Inc.(1)	15,246	383,589
Surgalign Holdings, Inc.(1)	22,550	49,384

Sutro Biopharma, Inc.(1)	1,607	34,888
Syneos Health, Inc. - Class A(1)	40,762	2,777,115
Tandem Diabetes Care, Inc.(1)	179	17,127
Tarsus Pharmaceuticals, Inc.(1)	536	22,153
Taysha Gene Therapies, Inc.(1)	752	19,958
TCR2 Therapeutics, Inc.(1)	9,476	293,093
Teladoc Health, Inc.(1)	212	42,392
Teleflex, Inc.	519	213,605
Tenet Healthcare Corp.(1)	37,915	1,513,946
TG Therapeutics, Inc.(1)	6,802	353,840
TherapeuticsMD, Inc.(1)	13,730	16,613
Theravance Biopharma, Inc.(1)	2,866	50,929
Tivity Health, Inc.(1)	8,974	175,801
Triple-S Management Corp. - Class B(1)	8,099	172,914
Turning Point Therapeutics, Inc.(1)	1,031	125,627
United Therapeutics Corp.(1)	23,808	3,613,816
Universal Health Services, Inc. - Class B	133,155	18,308,813
UroGen Pharma Ltd.(1)	2,991	53,898
Utah Medical Products, Inc.	301	25,374
Vanda Pharmaceuticals, Inc.(1)	21,645	284,415
Varex Imaging Corp.(1)	15,725	262,293
Varian Medical Systems, Inc.(1)	2,376	415,824
Vaxart, Inc.(1)	2,530	14,446
Vaxcyte, Inc.(1)	1,533	40,732
VBI Vaccines, Inc.(1)	13,670	37,593
Venus Concept, Inc.(1)	3,048	5,273
Verastem, Inc.(1)	41,750	88,928
Vericel Corp.(1)	2,011	62,100
Viatris, Inc.(1)	35,844	671,717
ViewRay, Inc.(1)	27,722	105,898
Viking Therapeutics, Inc.(1)	23,828	134,152
VYNE Therapeutics, Inc.(1)	49,712	78,545
Waters Corp.(1)	1,696	419,624
X4 Pharmaceuticals, Inc.(1)	6,204	39,892
XBiotech, Inc.(1)	5,432	85,011
Xencor, Inc.(1)	1,135	49,520
Xeris Pharmaceuticals, Inc.(1)	1,737	8,546
XOMA Corp.(1)	387	17,078
Zentalis Pharmaceuticals, Inc.(1)	752	39,059
Zimmer Biomet Holdings, Inc.	98,893	15,238,422
ZIOPHARM Oncology, Inc.(1)	27,852	70,187

Total Healthcare		472,248,898

Industrials – 19.29%
AAR Corp.	13,539	490,383
ABM Industries, Inc.	326,099	12,339,586
Acacia Research Corp.(1)	2,169	8,546
ACCO Brands Corp.	36,718	310,267
Acuity Brands, Inc.	19,072	2,309,428
ADT, Inc.	4,562	35,812
AECOM(1)	4,566	227,295
Aegion Corp. - Class A(1)	12,031	228,469
AGCO Corp.	71,829	7,404,852
Air Lease Corp. - Class A	143,758	6,385,730
Alamo Group, Inc.	721	99,462
Alaska Air Group, Inc.	383,610	19,947,720
Albany International Corp. - Class A	2,230	163,727
Allegiant Travel Co. - Class A	4,644	878,831
Allegion Plc	77,629	9,034,463
Allied Motion Technologies, Inc.	229	11,702
Allison Transmission Holdings, Inc.	275,841	11,897,022
Alta Equipment Group, Inc.(1)	6,722	66,413
Altra Industrial Motion Corp.	472,815	26,208,135
AMERCO	270	122,569
American Airlines Group, Inc.	128,253	2,022,550
American Superconductor Corp.(1)	10,900	255,278
American Woodmark Corp.(1)	6,847	642,591
AMETEK, Inc.	384,243	46,470,348

AO Smith Corp.	4,006	219,609
API Group Corp.(1)(3)	502,440	9,119,286
Apogee Enterprises, Inc.	8,979	284,455
Applied Industrial Technologies, Inc.	9,447	736,772
ArcBest Corp.	10,095	430,754
Arcosa, Inc.	189,737	10,422,253
Argan, Inc.	5,993	266,629
Armstrong World Industries, Inc.	46,332	3,446,637
Array Technologies, Inc.(1)	1,499	64,667
ASGN, Inc.(1)	116,354	9,719,050
Astec Industries, Inc.	9,145	529,313
Astronics Corp.(1)	9,338	123,542
Atlas Air Worldwide Holdings, Inc.(1)	71,539	3,901,737
AZEK Co., Inc. - Class A(1)	1,716	65,980
AZZ, Inc.	10,356	491,289
Barnes Group, Inc.	19,052	965,746
Barrett Business Services, Inc.	2,831	193,103
Beacon Roofing Supply, Inc.(1)	22,095	887,998
BG Staffing, Inc.	4,200	56,658
Bloom Energy Corp. - Class A(1)	2,004	57,435
Blue Bird Corp.(1)	3,839	70,100
BMC Stock Holdings, Inc.(1)	27,105	1,454,996
Boise Cascade Co.	103,962	4,969,384
Brady Corp. - Class A	4,797	253,378
BrightView Holdings, Inc.(1)	328,701	4,969,959
Brink’s Co.	257,090	18,510,480
Builders FirstSource, Inc.(1)	4,425	180,584
BWX Technologies, Inc.	146,491	8,830,477
Caesarstone Ltd.	8,784	113,226
CAI International, Inc.	5,557	173,601
Carlisle Companies, Inc.	1,588	248,014
Carrier Global Corp.	16,527	623,398
Casella Waste Systems, Inc. - Class A(1)	254,756	15,782,134
CBIZ, Inc.(1)	336,595	8,956,793
CECO Environmental Corp.(1)	13,099	91,169
CH Robinson Worldwide, Inc.	3,324	312,024
Chart Industries, Inc.(1)	14,543	1,713,020
Cimpress Plc(1)	4,846	425,188
Cintas Corp.	304	107,452
CIRCOR International, Inc.(1)	7,953	305,713
Clean Harbors, Inc.(1)	1,568	119,325
Colfax Corp.(1)	385,864	14,755,439
Columbus McKinnon Corp.	9,154	351,880
Comfort Systems USA, Inc.	10,271	540,871
CompX International, Inc.	512	7,286
Concrete Pumping Holdings, Inc.(1)	11,399	43,658
Construction Partners, Inc. - Class A(1)	115,320	3,356,965
Copa Holdings SA - Class A	958	73,986
CoreLogic, Inc.	2,183	168,790
Cornerstone Building Brands, Inc.(1)	10,126	93,969
Costamare, Inc.	20,046	165,981
Covanta Holding Corp.	29,400	386,022
Covenant Logistics Group, Inc. - Class A(1)	4,714	69,814
CRA International, Inc.	708	36,058
Crane Co.	418,946	32,535,346
Cubic Corp.	11,195	694,538
Cummins, Inc.	91,152	20,700,619
Curtiss-Wright Corp.	89,474	10,410,300
Delta Air Lines, Inc.	144,663	5,816,899
Deluxe Corp.	76,549	2,235,231
Donaldson Co., Inc.	3,425	191,389
Douglas Dynamics, Inc.	832	35,585
Dover Corp.	164,250	20,736,562
Ducommun, Inc.(1)	4,253	228,386
Dun & Bradstreet Holdings, Inc.(1)	1,307	32,544
DXP Enterprises, Inc.(1)	6,846	152,187
Dycom Industries, Inc.(1)	3,435	259,411

Eagle Bulk Shipping, Inc.(1)	2,735	51,965
Eastern Co.	2,071	49,911
Eaton Corp. Plc	151,248	18,170,935
Echo Global Logistics, Inc.(1)	10,755	288,449
EMCOR Group, Inc.	60,221	5,507,813
Encore Wire Corp.	8,183	495,644
Enerpac Tool Group Corp. - Class A	244,367	5,525,138
EnerSys	69,916	5,807,223
Ennis, Inc.	10,106	180,392
EnPro Industries, Inc.	8,295	626,438
Equifax, Inc.	922	177,798
ESCO Technologies, Inc.	177,293	18,300,183
ExOne Co.(1)	1,193	11,322
Expeditors International of Washington, Inc.	63,943	6,081,619
Fastenal Co.	3,192	155,865
Federal Signal Corp.	1,757	58,280
Flowserve Corp.	3,882	143,052
Fluor Corp.	56,817	907,367
Fortive Corp.	8,898	630,156
Fortune Brands Home & Security, Inc.	4,114	352,652
Forward Air Corp.	199,020	15,292,697
Foundation Building Materials, Inc.(1)	6,766	129,975
Franklin Electric Co., Inc.	1,358	93,987
FTI Consulting, Inc.(1)	1,032	115,295
FuelCell Energy, Inc.(1)	39,077	436,490
Gates Industrial Corp. Plc(1)	1,221	15,580
GATX Corp.	14,028	1,166,849
Genco Shipping & Trading Ltd.	6,753	49,702
Gencor Industries, Inc.(1)	3,426	42,140
Generac Holdings, Inc.(1)	154	35,021
General Dynamics Corp.	44,168	6,573,082
General Finance Corp.(1)	3,608	30,704
Gibraltar Industries, Inc.(1)	267,441	19,239,706
GMS, Inc.(1)	243,728	7,428,829
Gorman-Rupp Co.	5,842	189,573
GP Strategies Corp.(1)	5,090	60,367
Graco, Inc.	2,490	180,152
GrafTech International Ltd.	2,291	24,422
Graham Corp.	4,297	65,228
Granite Construction, Inc.	16,749	447,366
Great Lakes Dredge & Dock Corp.(1)	25,810	339,918
Greenbrier Companies, Inc.	13,016	473,522
Griffon Corp.	17,167	349,863
H&E Equipment Services, Inc.	12,657	377,305
Harsco Corp.(1)	614,156	11,042,525
Hawaiian Holdings, Inc.	18,374	325,220
Heartland Express, Inc.	19,953	361,149
HEICO Corp.	242	32,041
HEICO Corp. - Class A	447	52,326
Heidrick & Struggles International, Inc.	7,928	232,925
Helios Technologies, Inc.	6,908	368,127
Herc Holdings, Inc.(1)	9,201	611,038
Heritage-Crystal Clean, Inc.(1)	5,966	125,704
Herman Miller, Inc.	109,074	3,686,701
Hexcel Corp.	182,252	8,837,399
Hillenbrand, Inc.	29,939	1,191,572
HNI Corp.	17,144	590,782
Howmet Aerospace, Inc.	492,480	14,055,379
Hub Group, Inc. - Class A(1)	92,212	5,256,084
Hubbell, Inc. - Class B	173,524	27,206,828
Huntington Ingalls Industries, Inc.	75,308	12,838,508
Hurco Companies, Inc.	2,610	78,300
Huron Consulting Group, Inc.(1)	8,251	486,396
Hyster-Yale Materials Handling, Inc.	3,990	237,605
IAA, Inc.(1)	315,870	20,525,233
IBEX Ltd.(1)	1,117	20,888
ICF International, Inc.	169,232	12,579,015

IDEX Corp.	2,250	448,200
IES Holdings, Inc.(1)	2,166	99,723
IHS Markit Ltd.	5,402	485,262
Ingersoll Rand, Inc.(1)	46,044	2,097,765
Insperity, Inc.	7,245	589,888
Insteel Industries, Inc.	7,208	160,522
Interface, Inc. - Class A	19,068	200,214
ITT, Inc.	215,334	16,585,025
Jacobs Engineering Group, Inc.	3,738	407,292
JB Hunt Transport Services, Inc.	1,815	248,020
JELD-WEN Holding, Inc.(1)	27,554	698,769
JetBlue Airways Corp.(1)	253,968	3,692,695
Johnson Controls International Plc	21,648	1,008,580
Kaman Corp.	10,008	571,757
Kansas City Southern	52,154	10,646,196
KAR Auction Services, Inc.	52,089	969,376
Kelly Services, Inc. - Class A	13,574	279,217
Kennametal, Inc.	174,358	6,318,734
Kimball International, Inc. - Class B	14,210	169,810
Kirby Corp.(1)	240,543	12,467,344
Knight-Swift Transportation Holdings, Inc. - Class A	3,791	158,540
Knoll, Inc.	427,742	6,279,253
Korn Ferry	22,128	962,568
L3Harris Technologies, Inc.	57,488	10,866,382
Landstar System, Inc.	207	27,875
Lawson Products, Inc.(1)	614	31,259
LB Foster Co. - Class A(1)	4,275	64,339
Lennox International, Inc.	1,032	282,737
Lincoln Electric Holdings, Inc.	987	114,739
LSI Industries, Inc.	9,977	85,403
Luxfer Holdings Plc	10,622	174,413
Lydall, Inc.(1)	6,737	202,312
Lyft, Inc. - Class A(1)	7,287	358,010
Macquarie Infrastructure Corp.	2,125	79,794
Manitowoc Co., Inc.(1)	13,622	181,309
ManpowerGroup, Inc.	44,239	3,989,473
Marten Transport Ltd.	12,351	212,808
Masco Corp.	177,476	9,748,757
MasTec, Inc.(1)	190,212	12,968,654
Matrix Service Co.(1)	10,286	113,352
Matson, Inc.	17,230	981,593
Matthews International Corp. - Class A	12,318	362,149
Maxar Technologies, Inc.	24,706	953,405
Mayville Engineering Co., Inc.(1)	2,694	36,153
McGrath RentCorp	4,234	284,101
Mercury Systems, Inc.(1)	337	29,676
Meritor, Inc.(1)	6,568	183,313
Mesa Air Group, Inc.(1)	11,979	80,140
Middleby Corp.(1)	1,648	212,460
Miller Industries, Inc.	4,417	167,934
Mistras Group, Inc.(1)	7,037	54,607
Montrose Environmental Group, Inc.(1)	2,715	84,056
Moog, Inc. - Class A	63,211	5,012,632
MRC Global, Inc.(1)	31,752	210,516
MSA Safety, Inc.	864	129,073
MSC Industrial Direct Co., Inc. - Class A	1,351	114,011
Mueller Industries, Inc.	22,581	792,819
Mueller Water Products, Inc. - Class A	59,161	732,413
MYR Group, Inc.(1)	2,327	139,853
National Presto Industries, Inc.	1,910	168,901
Navistar International Corp.(1)	20,104	883,772
Nesco Holdings, Inc.(1)	5,304	39,090
Nielsen Holdings Plc	10,574	220,679
NL Industries, Inc.	2,716	12,982
NN, Inc.(1)	17,327	113,838
Nordson Corp.	327	65,711
Northwest Pipe Co.(1)	3,945	111,644

NOW, Inc.(1)	43,296	310,865
NV5 Global, Inc.(1)	300	23,634
nVent Electric Plc	1,100,289	25,625,731
Old Dominion Freight Line, Inc.	408	79,633
Oshkosh Corp.	436,457	37,565,854
Otis Worldwide Corp.	405,591	27,397,672
Owens Corning	323,656	24,520,179
PACCAR, Inc.	95,058	8,201,604
PAE, Inc.(1)	1,255,035	11,521,221
PAM Transportation Services, Inc.(1)	580	28,420
Pangaea Logistics Solutions Ltd.(1)	4,391	12,163
Park Aerospace Corp.	7,920	106,207
Parker-Hannifin Corp.	112,632	30,682,083
Park-Ohio Holdings Corp.	3,448	106,543
Parsons Corp.(1)	2,549	92,809
Pentair Plc	4,957	263,167
PGT Innovations, Inc.(1)	14,425	293,405
PICO Holdings, Inc.(1)	4,448	41,589
Pitney Bowes, Inc.	41,486	255,554
Powell Industries, Inc.	3,577	105,486
Preformed Line Products Co.	1,221	83,565
Primoris Services Corp.	8,495	234,547
Quad/Graphics, Inc.	13,198	50,416
Quanex Building Products Corp.	13,239	293,509
Quanta Services, Inc.	122,556	8,826,483
Radiant Logistics, Inc.(1)	15,622	90,608
Raven Industries, Inc.	12,980	429,508
Regal Beloit Corp.	119,732	14,704,287
Republic Services, Inc. - Class A	6,262	603,031
Resideo Technologies, Inc.(1)	56,690	1,205,229
Resources Connection, Inc.	12,060	151,594
REV Group, Inc.	9,465	83,387
Rexnord Corp.	44,761	1,767,612
Robert Half International, Inc.	142,312	8,891,654
Rockwell Automation, Inc.	1,783	447,194
Rollins, Inc.	795	31,061
Rush Enterprises, Inc. - Class A	16,083	666,158
Rush Enterprises, Inc. - Class B	3,165	119,922
Ryder System, Inc.	1,534	94,740
Safe Bulkers, Inc.(1)	18,803	24,444
Schneider National, Inc. - Class B	278,199	5,758,719
Scorpio Bulkers, Inc.	3,473	58,798
SEACOR Holdings, Inc.(1)	7,654	317,258
Sensata Technologies Holding Plc(1)	272,572	14,375,447
SkyWest, Inc.	19,908	802,491
Snap-on, Inc.	25,321	4,333,436
Southwest Airlines Co.	198,385	9,246,725
SP Plus Corp.(1)	9,252	266,735
Spirit AeroSystems Holdings, Inc. - Class A	74,097	2,896,452
Spirit Airlines, Inc.(1)	39,540	966,753
SPX Corp.(1)	4,471	243,848
SPX FLOW, Inc.(1)	17,216	997,839
Standex International Corp.	135,927	10,537,061
Stanley Black & Decker, Inc.	4,631	826,911
Steelcase, Inc. - Class A	213,573	2,893,914
Stericycle, Inc.(1)	129,518	8,979,483
Sterling Construction Co., Inc.(1)	9,575	178,191
Systemax, Inc.	1,627	58,393
Team, Inc.(1)	12,129	132,206
Teledyne Technologies, Inc.(1)	1,081	423,730
Terex Corp.	27,118	946,147
Textainer Group Holdings Ltd.(1)	564,502	10,827,148
Textron, Inc.	375,748	18,159,901
Thermon Group Holdings, Inc.(1)	13,343	208,551
Timken Co.	493,128	38,148,382
Titan Machinery, Inc.(1)	7,414	144,944
Toro Co.	292	27,693

Trane Technologies Plc	7,115	1,032,813
TransDigm Group, Inc.(1)	1,222	756,235
TransUnion	509	50,503
TriMas Corp.(1)	338,537	10,721,467
Trinity Industries, Inc.	139,485	3,681,009
Triton International Ltd.	24,410	1,184,129
Triumph Group, Inc.	20,719	260,231
TrueBlue, Inc.(1)	13,981	261,305
Tutor Perini Corp.(1)	16,432	212,794
UFP Industries, Inc.	3,785	210,257
Ultralife Corp.(1)	3,295	21,319
UniFirst Corp.	5,780	1,223,568
United Continental Holdings, Inc.(1)	76,463	3,307,025
United Rentals, Inc.(1)	38,953	9,033,590
Univar, Inc.(1)	383,266	7,285,887
Universal Logistics Holdings, Inc.	1,036	21,331
US Ecology, Inc.	412,479	14,985,362
US Xpress Enterprises, Inc. - Class A(1)	9,139	62,511
Valmont Industries, Inc.	621	108,632
Vectrus, Inc.(1)	2,990	148,663
Veritiv Corp.(1)	5,127	106,590
Viad Corp.	8,082	292,326
Virgin Galactic Holdings, Inc.(1)	276	6,549
VSE Corp.	3,681	141,682
Wabash National Corp.	88,467	1,524,286
Wabtec Corp.	5,462	399,818
Watsco, Inc.	962	217,941
Watts Water Technologies, Inc. - Class A	6,118	744,561
Welbilt, Inc.(1)	37,998	501,574
Werner Enterprises, Inc.	2,845	111,581
WESCO International, Inc.(1)	386,297	30,324,315
Willdan Group, Inc.(1)	1,397	58,255
Willis Lease Finance Corp.(1)	1,048	31,922
WillScot Mobile Mini Holdings Corp. - Class A(1)	1,879,208	43,541,249
Woodward, Inc.	1,663	202,104
WW Grainger, Inc.	352	143,736
XPO Logistics, Inc.(1)	2,580	307,536
Xylem, Inc.	5,348	544,373

Total Industrials		1,199,038,783

Information Technology – 11.15%
2U, Inc.(1)	1,377	55,094
3D Systems Corp.(1)	48,727	510,659
8x8, Inc.(1)	317,659	10,949,706
ACI Worldwide, Inc.(1)	522,386	20,075,294
ADTRAN, Inc.	19,783	292,195
Akamai Technologies, Inc.(1)	827	86,827
Allegro MicroSystems, Inc.(1)	459	12,237
Alliance Data Systems Corp.	1,383	102,480
Alpha & Omega Semiconductor Ltd.(1)	8,507	201,105
Ambarella, Inc.(1)	9,251	849,427
Amdocs Ltd.	155,250	11,011,883
Amkor Technology, Inc.	363,618	5,483,359
Amphenol Corp. - Class A	3,582	468,418
Analog Devices, Inc.	66,575	9,835,125
Applied Optoelectronics, Inc.(1)	8,729	74,284
Arista Networks, Inc.(1)	308	89,496
Arlo Technologies, Inc.(1)	31,312	243,920
Arrow Electronics, Inc.(1)	72,683	7,072,056
Aspen Technology, Inc.(1)	122	15,890
Asure Software, Inc.(1)	3,839	27,257
Avaya Holdings Corp.(1)	150,300	2,878,245
Avnet, Inc.	101,988	3,580,799
Axcelis Technologies, Inc.(1)	992	28,887
AXT, Inc.(1)	15,774	150,957
Bel Fuse, Inc. - Class B	3,815	57,339
Belden, Inc.	17,589	736,979
Benchmark Electronics, Inc.	14,902	402,503

BigCommerce Holdings, Inc.(1)	46	2,951
Booz Allen Hamilton Holding Corp. - Class A	50,325	4,387,333
Brooks Automation, Inc.	246,858	16,749,315
CACI International, Inc. - Class A(1)	121,119	30,198,600
CalAmp Corp.(1)	4,970	49,302
Cardtronics Plc - Class A(1)	3,834	135,340
CDK Global, Inc.	3,177	164,664
CDW Corp.	47,225	6,223,783
Cerence, Inc.(1)	154,741	15,548,376
Ceridian HCM Holding, Inc.(1)	1,024	109,117
Check Point Software Technologies Ltd.(1)	129,670	17,234,440
Ciena Corp.(1)	49,928	2,638,695
Cirrus Logic, Inc.(1)	33,836	2,781,319
Citrix Systems, Inc.	2,689	349,839
Cloudera, Inc.(1)	42,269	587,962
CMC Materials, Inc.	61,175	9,255,777
Cognizant Technology Solutions Corp. - Class A	121,432	9,951,352
Coherent, Inc.(1)	138	20,703
Cohu, Inc.	15,682	598,739
CommScope Holding Co., Inc.(1)	5,592	74,933
Comtech Telecommunications Corp.	9,523	197,031
Concentrix Corp.(1)	121,705	12,012,283
Conduent, Inc.(1)	66,333	318,398
Corning, Inc.	154,633	5,566,788
Corsair Gaming, Inc.(1)	2,723	98,627
Cree, Inc.(1)	3,263	345,552
Crowdstrike Holdings, Inc. - Class A(1)	1,253	265,410
CTS Corp.	12,713	436,437
Daktronics, Inc.	16,034	75,039
Datto Holding Corp.(1)	339	9,153
Diebold Nixdorf, Inc.(1)	16,700	178,022
Digi International, Inc.(1)	11,820	223,398
Digimarc Corp.(1)	392	18,518
Diodes, Inc.(1)	52,956	3,733,398
Dolby Laboratories, Inc. - Class A	1,637	159,002
DSP Group, Inc.(1)	1,338	22,197
Duck Creek Technologies, Inc.(1)	92	3,984
DXC Technology Co.	122,221	3,147,191
DZS, Inc.(1)	4,880	75,494
Eastman Kodak Co.(1)	6,268	51,022
Ebix, Inc.	4,874	185,066
EchoStar Corp. - Class A(1)	1,452	30,768
eGain Corp.(1)	5,602	66,160
Entegris, Inc.	134,903	12,964,178
ePlus, Inc.(1)	809	71,152
Euronet Worldwide, Inc.(1)	1,489	215,786
EVERTEC, Inc.	191,412	7,526,320
F5 Networks, Inc.(1)	22,615	3,978,883
FARO Technologies, Inc.(1)	622	43,932
FireEye, Inc.(1)	5,255	121,180
First Solar, Inc.(1)	2,710	268,073
Fitbit, Inc. - Class A(1)	31,801	216,247
Flex Ltd.(1)	382,074	6,869,691
FLIR Systems, Inc.	3,926	172,077
Genpact Ltd.	3,466	143,354
Global Payments, Inc.	63,965	13,779,340
GSI Technology, Inc.(1)	6,396	47,330
GTY Technology Holdings, Inc.(1)	17,581	91,070
Guidewire Software, Inc.(1)	2,032	261,579
Hackett Group, Inc.	1,362	19,599
Harmonic, Inc.(1)	38,264	282,771
Hewlett Packard Enterprise Co.	471,205	5,583,779
HP, Inc.	284,297	6,990,863
II-VI, Inc.(1)	4,837	367,419
Immersion Corp.(1)	1,476	16,664
Infinera Corp.(1)	33,126	347,160
Information Services Group, Inc.(1)	14,808	48,570

Insight Enterprises, Inc.(1)	10,166	773,531
InterDigital, Inc.	8,400	509,712
Intevac, Inc.(1)	6,736	48,567
IPG Photonics Corp.(1)	992	222,000
Jabil, Inc.	125,460	5,335,814
Jack Henry & Associates, Inc.	501	81,157
Jamf Holding Corp.(1)	449	13,434
JFrog Ltd.(1)	77	4,838
Juniper Networks, Inc.	342,432	7,708,144
KBR, Inc.	564,071	17,446,716
Keysight Technologies, Inc.(1)	126,037	16,648,227
Kimball Electronics, Inc.(1)	10,036	160,476
KLA Corp.	29,057	7,523,148
Knowles Corp.(1)	35,771	659,260
KVH Industries, Inc.(1)	6,769	76,828
Lam Research Corp.	16,391	7,740,978
Leidos Holdings, Inc.	111,469	11,717,621
Littelfuse, Inc.	19,133	4,872,410
LiveRamp Holdings, Inc.(1)	4,968	363,608
Lumentum Holdings, Inc.(1)	1,999	189,505
Manhattan Associates, Inc.(1)	188	19,774
ManTech International Corp. - Class A	6,373	566,815
Marvell Technology Group Ltd.	19,872	944,715
Maxeon Solar Technologies Ltd.(1)	1,158	32,852
Maxim Integrated Products, Inc.	5,290	468,958
MAXIMUS, Inc.	141,375	10,347,236
MaxLinear, Inc. - Class A(1)	11,137	425,322
McAfee Corp. - Class A	514	8,579
Methode Electronics, Inc.	622,300	23,821,644
Microchip Technology, Inc.	1,896	261,857
MicroStrategy, Inc. - Class A(1)	1,098	426,628
MKS Instruments, Inc.	415	62,437
MoneyGram International, Inc.(1)	24,651	134,718
Motorola Solutions, Inc.	175,669	29,874,270
MTS Systems Corp.	7,734	449,809
National Instruments Corp.	3,832	168,378
nCino, Inc.(1)	50	3,620
NCR Corp.(1)	109,377	4,109,294
NeoPhotonics Corp.(1)	5,807	52,786
NetApp, Inc.	68,039	4,506,903
NETGEAR, Inc.(1)	12,085	491,014
NetScout Systems, Inc.(1)	28,403	778,810
nLight, Inc.(1)	182,204	5,948,961
Nuance Communications, Inc.(1)	8,382	369,562
NVE Corp.	123	6,910
NXP Semiconductors NV	132,320	21,040,203
ON Semiconductor Corp.(1)	371,519	12,159,817
Onto Innovation, Inc.(1)	14,357	682,675
Park City Group, Inc.(1)	3,568	17,091
Paychex, Inc.	2,012	187,478
PC Connection, Inc.(1)	4,149	196,206
PCTEL, Inc.(1)	6,756	44,387
PDF Solutions, Inc.(1)	775	16,740
Pegasystems, Inc.	128	17,057
Perspecta, Inc.	9,692	233,383
PFSweb, Inc.(1)	1,466	9,866
Photronics, Inc.(1)	25,518	284,781
Pixelworks, Inc.(1)	2,021	5,699
Plantronics, Inc.	9,524	257,434
Plexus Corp.(1)	268,532	21,001,888
Powerfleet, Inc.(1)	12,240	90,943
Pure Storage, Inc. - Class A(1)	3,123	70,611
Qorvo, Inc.(1)	123,039	20,457,695
Quantum Corp.(1)	9,534	58,348
Rackspace Technology, Inc.(1)	257,145	4,901,184
Rambus, Inc.(1)	598,258	10,445,585
RealPage, Inc.(1)	298	25,998

Ribbon Communications, Inc.(1)	26,774	175,637
RingCentral, Inc. - Class A(1)	18,115	6,865,042
Rogers Corp.(1)	77,036	11,962,920
Sabre Corp.	9,370	112,627
Sanmina Corp.(1)	81,222	2,590,170
ScanSource, Inc.(1)	10,395	274,220
Science Applications International Corp.	116,085	10,986,284
SeaChange International, Inc.(1)	8,987	12,582
Seagate Technology Plc	125,200	7,782,432
SecureWorks Corp. - Class A(1)	3,256	46,300
Semtech Corp.(1)	140,859	10,154,525
ServiceSource International, Inc.(1)	32,690	57,534
Skyworks Solutions, Inc.	16,716	2,555,542
SMART Global Holdings, Inc.(1)	237	8,918
SolarWinds Corp.(1)	424,196	6,341,730
SS&C Technologies Holdings, Inc.	5,309	386,230
StarTek, Inc.(1)	6,961	52,347
Sumo Logic, Inc.(1)	1,207	34,496
SunPower Corp. - Class A(1)	9,265	237,555
Super Micro Computer, Inc.(1)	12,877	407,686
Sykes Enterprises, Inc.(1)	80,705	3,040,157
Synaptics, Inc.(1)	846	81,554
Synchronoss Technologies, Inc.(1)	16,412	77,136
SYNNEX Corp.	121,756	9,915,809
Synopsys, Inc.(1)	360	93,326
TE Connectivity Ltd.	176,597	21,380,599
Telenav, Inc.(1)	7,594	35,692
Teradata Corp.(1)	842	18,920
Trimble, Inc.(1)	7,461	498,171
TTM Technologies, Inc.(1)	215,631	2,974,630
Twilio, Inc. - Class A(1)	707	239,320
Ubiquiti, Inc.	53	14,761
Unisys Corp.(1)	22,696	446,657
Unity Software, Inc.(1)	141	21,639
Veeco Instruments, Inc.(1)	19,796	343,659
Verint Systems, Inc.(1)	199,592	13,408,591
VeriSign, Inc.(1)	1,237	267,687
Verra Mobility Corp. - Class A(1)	630,099	8,455,929
ViaSat, Inc.(1)	1,776	57,986
VirnetX Holding Corp.	13,131	66,180
Vishay Intertechnology, Inc.	151,699	3,141,686
Vishay Precision Group, Inc.(1)	4,847	152,584
Vontier Corp.(1)	3,596	120,106
Western Digital Corp.	187,303	10,374,713
Western Union Co.	194,661	4,270,862
WEX, Inc.(1)	1,187	241,590
WNS Holdings Ltd. - ADR(1)	53,450	3,851,073
Xerox Corp.	404,355	9,376,992
Xperi Holding Corp.	39,199	819,259
Zebra Technologies Corp. - Class A(1)	133	51,116

Total Information Technology		693,466,972

Materials – 7.31%
Advanced Emissions Solutions, Inc.	7,028	38,654
AdvanSix, Inc.(1)	11,076	221,409
AgroFresh Solutions, Inc.(1)	10,516	23,871
Albemarle Corp.	3,155	465,426
Alcoa Corp.(1)	75,469	1,739,561
Allegheny Technologies, Inc.(1)	51,125	857,366
Amcor Plc	40,020	471,035
American Vanguard Corp.	9,544	148,123
Amyris, Inc.(1)	38,030	234,835
AptarGroup, Inc.	1,927	263,787
Arconic Corp.(1)	75,166	2,239,947
Ardagh Group SA - Class A	644	11,083
Ashland Global Holdings, Inc.	147,078	11,648,578
Avery Dennison Corp.	102,871	15,956,321
Avient Corp.	509,673	20,529,628

Axalta Coating Systems Ltd.(1)	807,011	23,040,164
Balchem Corp.	1,105	127,318
Ball Corp.	616	57,399
Berry Global Group, Inc.(1)	286,004	16,070,565
Cabot Corp.	63,632	2,855,804
Caledonia Mining Corp. Plc	3,249	51,594
Carpenter Technology Corp.	19,078	555,551
Celanese Corp. - Class A	39,522	5,135,489
Century Aluminum Co.(1)	19,832	218,747
CF Industries Holdings, Inc.	6,304	244,028
Chemours Co.	124,983	3,098,329
Clearwater Paper Corp.(1)	6,539	246,847
Cleveland-Cliffs, Inc.	159,070	2,316,059
Coeur Mining, Inc.(1)	97,936	1,013,638
Commercial Metals Co.	48,034	986,618
Compass Minerals International, Inc.	137,222	8,469,342
Constellium SE - Class A(1)	1,438,600	20,126,014
Corteva, Inc.	291,978	11,305,388
Crown Holdings, Inc.(1)	208,636	20,905,327
Domtar Corp.	22,114	699,908
DowDuPont, Inc.	139,734	9,936,485
Eagle Materials, Inc.	65,895	6,678,458
Eastman Chemical Co.	73,951	7,415,806
Element Solutions, Inc.	870,760	15,438,575
Ferro Corp.(1)	779,210	11,399,842
FMC Corp.	331,625	38,113,661
Fortitude Gold Corp.(1)	7,701	8,086
Freeport-McMoRan, Inc.	43,200	1,124,064
FutureFuel Corp.	10,567	134,201
Gatos Silver, Inc.(1)	6,849	89,243
GCP Applied Technologies, Inc.(1)	4,523	106,969
Glatfelter Corp.	448,267	7,342,614
Gold Resource Corp.	26,954	78,436
Graphic Packaging Holding Co.	851,110	14,417,803
Greif, Inc. - Class A	113,897	5,339,491
Greif, Inc. - Class B	2,319	112,193
Hawkins, Inc.	1,742	91,124
Haynes International, Inc.	5,011	119,462
HB Fuller Co.	282,397	14,650,756
Hecla Mining Co.	210,289	1,362,673
Huntsman Corp.	142,716	3,587,880
Ingevity Corp.(1)	146,213	11,072,711
Innospec, Inc.	1,871	169,756
International Flavors & Fragrances, Inc.	3,203	348,615
International Paper Co.	91,461	4,547,441
Intrepid Potash, Inc.(1)	4,119	99,474
Kaiser Aluminum Corp.	103,056	10,192,238
Koppers Holdings, Inc.(1)	3,326	103,638
Kraton Corp.(1)	12,724	353,600
Kronos Worldwide, Inc.	209,710	3,126,776
Livent Corp.(1)	59,108	1,113,595
LyondellBasell Industries NV - Class A	231,493	21,218,648
Martin Marietta Materials, Inc.	1,844	523,641
Materion Corp.	5,707	363,650
Minerals Technologies, Inc.	13,777	855,827
Mosaic Co.	333,293	7,669,072
Myers Industries, Inc.	9,075	188,579
Neenah, Inc.	6,792	375,733
NewMarket Corp.	36	14,338
Novagold Resources, Inc.(1)	6,779	65,553
Nucor Corp.	9,099	483,976
O-I Glass, Inc.	192,793	2,294,237
Olin Corp.	4,323	106,173
Olympic Steel, Inc.	3,568	47,561
Orion Engineered Carbons SA	10,635	182,284
Packaging Corp. of America	2,793	385,183
Pactiv Evergreen, Inc.(1)	488,371	8,859,050

PPG Industries, Inc.	57,696	8,320,917
PQ Group Holdings, Inc.	12,544	178,877
Ranpak Holdings Corp. - Class A(1)	11,920	160,205
Rayonier Advanced Materials, Inc.(1)	25,721	167,701
Reliance Steel & Aluminum Co.	45,971	5,505,027
Royal Gold, Inc.	551	58,604
RPM International, Inc.	649	58,916
Ryerson Holding Corp.(1)	6,549	89,328
Schnitzer Steel Industries, Inc. - Class A	10,396	331,736
Schweitzer-Mauduit International, Inc.	61,884	2,488,356
Scotts Miracle-Gro Co.	85	16,927
Sealed Air Corp.	116,365	5,328,353
Sensient Technologies Corp.	10,069	742,790
Silgan Holdings, Inc.	315,223	11,688,469
Sonoco Products Co.	2,974	176,210
Steel Dynamics, Inc.	400,733	14,775,026
Stepan Co.	7,979	952,054
Summit Materials, Inc. - Class A(1)	46,317	930,045
SunCoke Energy, Inc.	33,003	143,563
TimkenSteel Corp.(1)	17,783	83,047
Trecora Resources(1)	9,303	65,028
Tredegar Corp.	10,438	174,315
Trinseo SA	50,075	2,564,341
Tronox Holdings Plc - Class A	23,095	337,649
UFP Technologies, Inc.(1)	2,652	123,583
United States Lime & Minerals, Inc.	825	94,050
United States Steel Corp.	88,250	1,479,953
US Concrete, Inc.(1)	6,336	253,250
Valvoline, Inc.	5,516	127,640
Verso Corp. - Class A	12,656	152,125
Vulcan Materials Co.	3,924	581,968
Warrior Met Coal, Inc.	20,647	440,194
Westlake Chemical Corp.	986	80,458
Westrock Co.	77,020	3,352,681
Worthington Industries, Inc.	14,694	754,390
WR Grace & Co.	132,246	7,249,726

Total Materials		454,710,426

Real Estate – 6.38%
Acadia Realty Trust	33,819	479,892
Agree Realty Corp.	21,950	1,461,431
Alexander & Baldwin, Inc.	28,842	495,506
Alexander’s, Inc.	50	13,867
Alexandria Real Estate Equities, Inc.	4,026	717,514
Alpine Income Property Trust, Inc.	2,696	40,413
Altisource Portfolio Solutions SA(1)	1,897	24,433
American Assets Trust, Inc.	20,492	591,809
American Campus Communities, Inc.	66,556	2,846,600
American Finance Trust, Inc.	43,676	324,513
American Homes 4 Rent - Class A	249,625	7,488,750
American Realty Investors, Inc.(1)	828	9,025
Americold Realty Trust	5,478	204,494
Apartment Income REIT Corp.(1)	4,414	169,542
Apartment Investment & Management Co. - Class A	4,414	23,306
Apple Hospitality REIT, Inc.	6,498	83,889
Armada Hoffler Properties, Inc.	23,903	268,192
AvalonBay Communities, Inc.	4,210	675,410
Bluerock Residential Growth REIT, Inc. - Class A	6,025	76,337
Boston Properties, Inc.	4,649	439,470
Brandywine Realty Trust	313,037	3,728,271
Brixmor Property Group, Inc.	551,929	9,134,425
Broadstone Net Lease, Inc. - Class A	384,645	7,531,349
Brookfield Property REIT, Inc. - Class A	295	4,407
BRT Apartments Corp.	4,330	65,816
Camden Property Trust	2,847	284,472
CareTrust REIT, Inc.	32,876	729,190
CatchMark Timber Trust, Inc. - Class A	17,100	160,056
CBRE Group, Inc. - Class A(1)	9,986	626,322

Centerspace	5,145	363,443
Chatham Lodging Trust	123,841	1,337,483
City Office REIT, Inc.	133,252	1,301,872
Clipper Realty, Inc.	1,244	8,770
Colony Capital, Inc.	193,544	930,947
Columbia Property Trust, Inc.	46,329	664,358
CoreCivic, Inc.	205,071	1,343,215
CorEnergy Infrastructure Trust, Inc.	5,505	37,709
CorePoint Lodging, Inc.	16,801	115,591
CoreSite Realty Corp.	397	49,736
Corporate Office Properties Trust	183,419	4,783,567
Cousins Properties, Inc.	244,884	8,203,614
CTO Realty Growth, Inc.	2,416	101,859
CubeSmart	489,561	16,454,145
Cushman & Wakefield Plc(1)	29,190	432,888
CyrusOne, Inc.	274,764	20,098,987
DiamondRock Hospitality Co.(1)	308,749	2,547,179
Diversified Healthcare Trust	357,054	1,471,062
Douglas Emmett, Inc.	345,057	10,068,763
Duke Realty Corp.	305,191	12,198,484
EastGroup Properties, Inc.	786	108,515
Empire State Realty Trust, Inc. - Class A	754,527	7,032,192
EPR Properties	2,295	74,587
Equity Commonwealth	3,388	92,425
Equity LifeStyle Properties, Inc.	3,079	195,085
Equity Residential	191,959	11,379,329
Essential Properties Realty Trust, Inc.	41,904	888,365
Essex Property Trust, Inc.	36,610	8,691,946
Extra Space Storage, Inc.	1,141	132,196
Farmland Partners, Inc.	11,038	96,031
Fathom Holdings, Inc.(1)	1,268	45,699
Federal Realty Investment Trust	2,256	192,031
First Industrial Realty Trust, Inc.	3,804	160,262
Forestar Group, Inc.(1)	6,992	141,099
Franklin Street Properties Corp.	250,417	1,094,322
Front Yard Residential Corp.	20,216	327,499
FRP Holdings, Inc.(1)	2,761	125,764
Gaming & Leisure Properties, Inc.	96,593	4,095,543
Getty Realty Corp.	14,159	389,939
Gladstone Commercial Corp.	10,626	191,268
Gladstone Land Corp.	4,182	61,224
Global Medical REIT, Inc.	16,868	220,296
Global Net Lease, Inc.	145,577	2,495,190
Griffin Industrial Realty, Inc.(1)	444	27,750
Healthcare Realty Trust, Inc.	54,314	1,607,694
Healthcare Trust of America, Inc. - Class A	6,506	179,175
Healthpeak Properties, Inc.	263,866	7,976,669
Hersha Hospitality Trust - Class A	14,351	113,229
Highwoods Properties, Inc.	3,126	123,883
Host Hotels & Resorts, Inc.	215,881	3,158,339
Hudson Pacific Properties, Inc.	4,399	105,664
Independence Realty Trust, Inc.	38,209	513,147
Industrial Logistics Properties Trust	633,889	14,763,275
Innovative Industrial Properties, Inc. - Class A	5,133	940,006
Invitation Homes, Inc.	16,787	498,574
Iron Mountain, Inc.	96,125	2,833,765
iStar, Inc.	29,106	432,224
JBG SMITH Properties	3,718	116,262
Jones Lang LaSalle, Inc.(1)	27,262	4,044,863
Kennedy-Wilson Holdings, Inc.	48,668	870,670
Kilroy Realty Corp.	122,572	7,035,633
Kimco Realty Corp.	12,436	186,664
Kite Realty Group Trust	33,139	495,759
Lamar Advertising Co. - Class A	111,707	9,296,257
Lexington Realty Trust	1,044,517	11,092,771
Life Storage, Inc.	64,758	7,731,458
LTC Properties, Inc.	9,805	381,513

Macerich Co.	60,313	643,540
Mack-Cali Realty Corp.	34,805	433,670
Marcus & Millichap, Inc.(1)	8,515	317,013
Maui Land & Pineapple Co., Inc.(1)	1,050	12,106
Medical Properties Trust, Inc.	16,040	349,512
Mid-America Apartment Communities, Inc.	43,548	5,517,096
Monmouth Real Estate Investment Corp.	5,100	88,332
National Health Investors, Inc.	11,744	812,332
National Retail Properties, Inc.	5,125	209,715
NETSTREIT Corp.	4,818	93,903
New Senior Investment Group, Inc.	31,670	164,051
Newmark Group, Inc. - Class A	58,457	426,152
NexPoint Residential Trust, Inc.	7,297	308,736
Office Properties Income Trust	398,815	9,061,077
Omega Healthcare Investors, Inc.	166,651	6,052,764
One Liberty Properties, Inc.	6,450	129,451
Outfront Media, Inc.	233,812	4,573,363
Paramount Group, Inc.	400,545	3,620,927
Park Hotels & Resorts, Inc.	7,101	121,782
Pebblebrook Hotel Trust	497,365	9,350,462
Physicians Realty Trust	791,837	14,094,699
Piedmont Office Realty Trust, Inc. - Class A	244,525	3,968,641
PotlatchDeltic Corp.	26,368	1,318,927
Preferred Apartment Communities, Inc. - Class A	19,676	145,602
QTS Realty Trust, Inc. - Class A	255,993	15,840,847
Rafael Holdings, Inc. - Class B(1)	3,535	82,436
Rayonier, Inc.	3,987	117,138
Re/Max Holdings, Inc. - Class A	7,341	266,699
Realogy Holdings Corp.(1)	45,913	602,379
Realty Income Corp.	10,555	656,204
Regency Centers Corp.	210,612	9,601,801
Retail Opportunity Investments Corp.	46,924	628,312
Retail Properties of America, Inc. - Class A	86,586	741,176
Retail Value, Inc.	20,180	300,077
Rexford Industrial Realty, Inc.	3,719	182,640
RLJ Lodging Trust	66,499	940,961
RMR Group, Inc. - Class A	593	22,902
RPT Realty	32,289	279,300
Ryman Hospitality Properties, Inc.	2,732	185,120
Sabra Health Care REIT, Inc.	210,237	3,651,817
Safehold, Inc.	3,324	240,957
Saul Centers, Inc.	828	26,231
Seritage Growth Properties(1)	13,631	200,103
Service Properties Trust	182,717	2,099,418
Simon Property Group, Inc.	2,009	171,328
SITE Centers Corp.	311,342	3,150,781
SL Green Realty Corp.	2,198	130,957
Spirit Realty Capital, Inc.	3,157	126,817
St Joe Co.	6,590	279,745
STAG Industrial, Inc.	219,213	6,865,751
STORE Capital Corp.	126,292	4,291,402
Stratus Properties, Inc.(1)	2,194	55,947
Summit Hotel Properties, Inc.	209,378	1,886,496
Sun Communities, Inc.	3,181	483,353
Sunstone Hotel Investors, Inc.	86,529	980,374
Tanger Factory Outlet Centers, Inc.	145,510	1,449,280
Tejon Ranch Co.(1)	8,486	122,623
Terreno Realty Corp.	15,441	903,453
The GEO Group, Inc.	47,671	422,365
The Howard Hughes Corp.(1)	1,162	91,717
Transcontinental Realty Investors, Inc.(1)	548	13,212
UDR, Inc.	74,623	2,867,762
UMH Properties, Inc.	3,275	48,503
Uniti Group, Inc.	179,700	2,107,881
Universal Health Realty Income Trust	734	47,174
Urban Edge Properties	566,101	7,325,347
Urstadt Biddle Properties, Inc. - Class A	12,028	169,956

Ventas, Inc.	11,178	548,169
VEREIT, Inc.	128,632	4,861,003
VICI Properties, Inc.	15,812	403,206
Vornado Realty Trust	5,239	195,624
Washington Prime Group, Inc.	30,933	201,374
Washington Real Estate Investment Trust	33,157	717,186
Weingarten Realty Investors	3,577	77,514
Welltower, Inc.	198,803	12,846,650
Weyerhaeuser Co.	193,757	6,496,672
Whitestone REIT - Class B	15,288	121,845
WP Carey, Inc.	5,245	370,192
Xenia Hotels & Resorts, Inc.	214,457	3,259,746

Total Real Estate		396,540,200

Utilities – 4.91%
AES Corp.	19,791	465,089
ALLETE, Inc.	89,853	5,565,495
Alliant Energy Corp.	171,629	8,844,042
Ameren Corp.	98,036	7,652,690
American Electric Power Co., Inc.	74,227	6,180,882
American Water Works Co., Inc.	5,456	837,332
Artesian Resources Corp. - Class A	3,086	114,429
Atlantic Power Corp.(1)	33,063	69,432
Atmos Energy Corp.	3,698	352,900
Avangrid, Inc.	1,656	75,265
Avista Corp.	27,254	1,093,976
Black Hills Corp.	220,942	13,576,886
Brookfield Infrastructure Corp. - Class A	6,469	467,709
Brookfield Renewable Corp. - Class A	37,932	2,210,298
Cadiz, Inc.(1)	4,076	43,409
California Water Service Group	1,589	85,854
CenterPoint Energy, Inc.	806,030	17,442,489
Chesapeake Utilities Corp.	452	48,911
Clearway Energy, Inc. - Class A	11,084	327,532
Clearway Energy, Inc. - Class C	26,523	846,879
CMS Energy Corp.	82,887	5,056,936
Consolidated Edison, Inc.	9,967	720,315
Consolidated Water Co. Ltd.	6,259	75,421
DTE Energy Co.	120,516	14,631,848
Edison International	227,538	14,293,937
Entergy Corp.	119,697	11,950,549
Essential Utilities, Inc.	6,650	314,479
Evergy, Inc.	329,654	18,299,094
Eversource Energy	10,340	894,513
Exelon Corp.	111,100	4,690,642
FirstEnergy Corp.	152,738	4,675,310
Hawaiian Electric Industries, Inc.	3,249	114,982
IDACORP, Inc.	1,494	143,469
MDU Resources Group, Inc.	199,101	5,244,320
MGE Energy, Inc.	127,396	8,921,542
National Fuel Gas Co.	136,626	5,619,427
New Jersey Resources Corp.	351,654	12,501,300
NiSource, Inc.	11,348	260,323
Northwest Natural Holding Co.	11,076	509,385
NorthWestern Corp.	20,489	1,194,714
NRG Energy, Inc.	180,445	6,775,710
OGE Energy Corp.	6,007	191,383
ONE Gas, Inc.	194,196	14,908,427
Otter Tail Corp.	10,914	465,046
PG&E Corp.(1)	430,225	5,360,604
Pinnacle West Capital Corp.	3,343	267,273
PNM Resources, Inc.	31,976	1,551,795
Portland General Electric Co.	311,839	13,337,354
PPL Corp.	301,101	8,491,048
Public Service Enterprise Group, Inc.	15,210	886,743
RGC Resources, Inc.	1,695	40,307
SJW Group	4,954	343,609
South Jersey Industries, Inc.	810,839	17,473,580

Southwest Gas Holdings, Inc.		20,672	1,255,824
Spire, Inc.		20,185	1,292,647
Sunnova Energy International, Inc.(1)		18,801	848,489
UGI Corp.		447,093	15,630,371
Unitil Corp.		5,993	265,310
Vistra Energy Corp.		1,919,820	37,743,661
WEC Energy Group, Inc.		9,417	866,647
Xcel Energy, Inc.		15,682	1,045,519

Total Utilities			305,455,352

Total Common Stocks (Cost: $4,662,336,638)			6,112,606,159

SHORT-TERM INVESTMENTS – 1.35%
Money Market Funds – 0.58%
Goldman Sachs Financial Square Government Fund - Class I, 0.03%(4)		35,770,701	35,770,701

Total Money Market Funds (Cost: $35,770,701)			35,770,701

	Principal Amount		Value
Time Deposits – 0.77%
Bank of Montreal, London, 0.01% due 01/04/2021		$7,107,912	7,107,912
BBVA, Madrid, 0.01% due 01/04/2021		9,740,464	9,740,464
Brown Brothers Harriman, 0.01% due 01/04/2021	CAD	17	13
JP Morgan, New York, 0.01% due 01/04/2021		$1,309,233	1,309,233
Royal Bank of Canada, Toronto, 0.01% due 01/04/2021		12,583,397	12,583,397
Societe Generale, Paris, 0.01% due 01/04/2021		12,210,937	12,210,937
Sumitomo, Tokyo, 0.01% due 01/04/2021		5,160,175	5,160,175

Total Time Deposits (Cost: $48,112,131)			48,112,131

Total Short-Term Investments (Cost: $83,882,832)			83,882,832

TOTAL INVESTMENTS IN SECURITIES – 99.67%
(Cost: $4,746,219,470)			6,196,488,991

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.33%			20,598,420

TOTAL NET ASSETS – 100.00%			$6,217,087,411

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

CAD Canadian Dollar

(1)	Non-income producing security.
(2)	Amount calculated is less than $0.5.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $9,119,286, which represents 0.15% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $2,970, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.00%
Argentina – 1.36%
MercadoLibre, Inc.(1)	109,053	$182,687,767

Total Argentina		182,687,767

Australia – 1.93%
Afterpay Ltd.(1)	9,339	848,968
AGL Energy Ltd.	26,311	242,860
AMP Ltd.	146,142	175,622
Ampol Ltd.	10,079	221,019
APA Group	50,682	377,098
Aristocrat Leisure Ltd.	25,488	611,992
ASX Ltd.	8,316	461,514
Aurizon Holdings Ltd.	77,278	232,176
AusNet Services - Class Miscella	71,038	96,277
Australia & New Zealand Banking Group Ltd.	115,403	2,025,107
BHP Group Ltd.	119,680	3,910,492
BHP Group Plc	85,932	2,268,981
BlueScope Steel Ltd.	22,292	301,049
Brambles Ltd.	66,049	541,753
CIMIC Group Ltd.(1)	4,536	85,323
Coca-Cola Amatil Ltd.	21,646	215,683
Cochlear Ltd.	314,245	45,853,181
Coles Group Ltd.	59,161	826,564
Commonwealth Bank of Australia	72,176	4,587,652
Computershare Ltd.	21,590	242,955
Crown Resorts Ltd.	16,518	122,935
CSL Ltd.	388,609	84,908,172
Dexus	44,043	319,441
Evolution Mining Ltd.	73,100	281,316
Fortescue Metals Group Ltd.	69,330	1,252,266
Goodman Group	73,598	1,075,817
GPT Group	78,976	274,705
Insurance Australia Group Ltd.	99,119	359,710
Lendlease Corp. Ltd.	30,525	308,633
Macquarie Group Ltd.	15,231	1,625,747
Magellan Financial Group Ltd.	5,701	236,126
Medibank Pvt Ltd.	122,142	282,898
Mirvac Group	161,298	327,592
National Australia Bank Ltd.	133,665	2,330,294
Newcrest Mining Ltd.	36,193	722,331
Northern Star Resources Ltd.	31,765	310,471
Oil Search Ltd.	78,461	224,864
Orica Ltd.	18,173	212,548
Origin Energy Ltd.	72,519	266,244
Qantas Airways Ltd.(1)	39,144	146,780
QBE Insurance Group Ltd.	4,776,080	31,132,535
Ramsay Health Care Ltd.	8,242	396,034
REA Group Ltd.	2,418	276,976
Rio Tinto Ltd.	15,172	1,334,249
Santos Ltd.	76,057	368,322
Scentre Group	215,550	462,999
Seek Ltd.	1,711,058	37,514,714
Sonic Healthcare Ltd.	19,983	495,115
South32 Ltd.	205,270	392,305
Stockland	97,445	314,608
Suncorp Group Ltd.	51,920	390,723
Sydney Airport - Stapled Security(1)	58,646	290,287
Tabcorp Holdings Ltd.	86,628	260,814
Telstra Corp. Ltd.	171,455	393,765
TPG Telecom Ltd.(1)	16,493	91,601
Transurban Group	115,896	1,221,290
Treasury Wine Estates Ltd.	2,243,234	16,227,207
Vicinity Centres	159,169	196,808
Washington H Soul Pattinson & Co. Ltd.	5,392	125,428
Wesfarmers Ltd.	50,287	1,954,511
Westpac Banking Corp.	146,825	2,184,949
WiseTech Global Ltd.	6,677	158,680
Woodside Petroleum Ltd.	38,799	680,754
Woolworths Group Ltd.	56,019	1,697,961

Total Australia		258,277,791

Austria – 0.01%
Erste Group Bank AG(1)	11,503	350,413
OMV AG	5,920	236,463
Raiffeisen Bank International AG	5,974	121,401
Verbund AG	3,020	256,571
Voestalpine AG	4,642	165,676

Total Austria		1,130,524

Belgium – 0.12%
Ageas SA	7,013	372,440
Anheuser-Busch InBev SA	30,987	2,161,862
Elia Group SA	1,418	169,253
Etablissements Franz Colruyt NV	2,185	129,069

Galapagos NV(1)	1,846	182,707
Groupe Bruxelles Lambert SA	4,559	459,520
KBC Group NV(1)	154,260	10,795,294
Proximus	6,466	127,725
Sofina SA	707	239,162
Solvay SA	3,016	355,691
UCB SA	5,607	579,188
Umicore SA	8,729	419,560

Total Belgium		15,991,471

Brazil – 0.32%
Ambev SA	2,841,100	8,589,031
Raia Drogasil SA	7,135,755	34,302,123

Total Brazil		42,891,154

Canada – 2.66%
Canadian Pacific Railway Ltd.	236,966	82,153,743
Fairfax Financial Holdings Ltd.	45,389	15,470,200
Lululemon Athletica, Inc.(1)	177,531	61,786,114
Shopify, Inc. - Class A(1)	173,452	196,338,991

Total Canada		355,749,048

Chile – 0.75%
Antofagasta Plc	5,109,353	100,241,219

Total Chile		100,241,219

China – 4.16%
Alibaba Group Holding Ltd. - ADR(1)	334,526	77,854,236
Baidu, Inc. - ADR(1)	152,193	32,910,214
Contemporary Amperex Technology Co. Ltd. - Class A	441,100	23,877,252
Lenovo Group Ltd.	20,610,000	19,484,505
Li Ning Co. Ltd.	6,445,000	44,349,041
Meituan - Class B(1)	1,651,100	62,153,113
Ping An Insurance Group Co. of China Ltd. - Class H	2,542,500	30,941,251
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	17,517,500	83,733,973
Tencent Holdings Ltd.	774,956	55,761,028
Trip.com Group Ltd. - ADR(1)	570,698	19,249,643
Tsingtao Brewery Co. Ltd. - Class H	5,353,000	56,082,854
Wuxi Biologics Cayman, Inc.(1)(2)	3,793,634	50,308,685

Total China		556,705,795

Denmark – 1.07%
Ambu - Class B	7,326	314,721
AP Moller - Maersk - Class A	128	264,420
AP Moller - Maersk - Class B	22,931	51,027,260
Carlsberg - Class B	4,263	683,412
Chr Hansen Holding(1)	4,608	476,106
Coloplast - Class B	5,196	794,618
Danske Bank(1)	707,456	11,692,423
Demant(1)	4,491	177,510
DSV Panalpina	393,850	66,191,137
Genmab(1)	2,901	1,176,338
GN Store Nord	5,679	452,697
H Lundbeck	2,828	96,814
Novo Nordisk - Class B	76,369	5,327,438
Novozymes - Class B	9,386	534,626
Orsted AS(2)	8,390	1,716,639
Pandora	4,435	496,356
ROCKWOOL International - Class B	357	133,609
Tryg	6,138	193,047
Vestas Wind Systems	8,734	2,063,228

Total Denmark		143,812,399

Finland – 0.97%
Elisa OYJ	6,107	334,781
Fortum OYJ	17,927	433,119
Kesko OYJ - Class B	12,114	310,925
Kone OYJ - Class B	518,018	42,208,180
Neste OYJ	18,763	1,362,264
Nokia OYJ	21,062,692	81,350,928
Nordea Bank Abp	132,580	1,086,545
Orion OYJ - Class B	4,274	196,326
Sampo OYJ - Class A	19,012	812,831
Stora Enso OYJ - Class R	23,922	458,052
UPM-Kymmene OYJ	21,934	817,955
Wartsila OYJ Abp	17,514	175,287

Total Finland		129,547,193

France – 7.47%
Accor SA(1)	7,975	289,339
Aeroports de Paris(1)	1,275	164,955
Air Liquide SA	21,000	3,442,884
Airbus SE(1)	24,704	2,711,121
Alstom SA(1)	11,032	628,373
Amundi SA(1)(2)	287,357	23,420,126
Arkema SA	2,813	321,869
Atos SE(1)	4,258	388,822
AXA SA	78,741	1,888,393
BioMerieux	1,841	259,111
BNP Paribas SA(1)	45,704	2,412,814
Bollore SA	35,249	145,936
Bouygues SA	308,296	12,679,593
Bureau Veritas SA(1)	12,797	341,613
Capgemini SE	6,497	1,010,624

Carrefour SA	24,930	426,912
Cie de Saint-Gobain(1)	1,998,472	91,914,516
Cie Generale des Etablissements Michelin SCA	281,167	36,202,174
CNP Assurances(1)	7,528	122,308
Covivio	2,163	198,481
Credit Agricole SA(1)	47,463	600,024
Danone SA	24,942	1,641,337
Dassault Aviation SA(1)	115	125,226
Dassault Systemes	5,860	1,188,523
Edenred	10,936	621,069
Eiffage SA(1)	3,755	362,966
Electricite de France SA(1)	25,109	397,333
Engie SA(1)	73,719	1,130,113
EssilorLuxottica SA	12,614	1,965,695
Eurazeo SE(1)	1,744	118,504
Faurecia SE(1)	3,673	188,192
Gecina SA	1,860	289,230
Getlink SE(1)	19,685	340,574
Hermes International	1,405	1,510,766
Iliad SA	610	125,211
Ipsen SA	1,731	143,133
Kering SA	50,608	36,727,941
Klepierre SA	7,744	174,658
La Francaise des Jeux SAEM(2)	3,945	180,823
Legrand SA	11,842	1,059,345
L’Oreal SA	11,162	4,258,885
LVMH Moet Hennessy Louis Vuitton SE	202,883	127,005,045
Natixis SA(1)	36,791	126,065
Orange SA	6,397,138	76,158,091
Orpea(1)	2,308	302,653
Pernod Ricard SA	222,115	42,656,416
Peugeot SA(1)	24,911	682,204
Publicis Groupe SA	438,800	21,808,962
Remy Cointreau SA	253,710	47,356,476
Renault SA(1)	7,758	339,583
Rexel SA(1)	3,459,225	54,598,151
Safran SA(1)	14,212	2,014,322
Sanofi SA	2,046,211	198,324,936
Sartorius Stedim Biotech	163,419	58,254,625
Schneider Electric SE	113,890	16,460,228
SCOR SE(1)	201,159	6,524,903
SEB SA	1,004	182,561
Societe Generale SA(1)	33,363	693,571
Sodexo SA	3,621	306,242
Suez SA	13,964	276,756
Teleperformance	2,605	864,811
Thales SA	4,387	401,379
TOTAL SA	1,667,727	71,982,821
Ubisoft Entertainment SA(1)	372,077	35,856,536
Unibail-Rodamco-Westfield	5,698	443,788
Valeo SA	10,156	400,596
Veolia Environnement SA	22,162	546,456
Vinci SA	21,162	2,107,934
Vivendi SA	34,018	1,097,232
Wendel SA	1,082	129,126
Worldline SA(1)(2)	10,618	1,031,519

Total France		1,001,053,500

Germany – 7.02%
Adidas AG(1)	136,723	49,740,505
Allianz SE	340,550	83,663,931
BASF SE	544,314	43,024,036
Bayer AG	879,792	51,829,600
Bayerische Motoren Werke AG	808,407	71,347,251
Bechtle AG	325,636	71,506,565
Beiersdorf AG	4,471	513,984
Brenntag AG	6,362	494,719
Carl Zeiss Meditec AG	1,847	244,945
Commerzbank AG(1)	11,133,548	71,950,231
Continental AG	722,789	107,576,500
Covestro AG(2)	646,719	39,846,585
Daimler AG—Class REGISTERED	35,007	2,481,272
Delivery Hero SE(1)(2)	5,740	897,673
Deutsche Bank AG(1)	84,680	931,394
Deutsche Boerse AG	8,427	1,434,885
Deutsche Lufthansa AG(1)	12,480	165,133
Deutsche Post AG	40,254	1,994,013
Deutsche Telekom AG	135,409	2,471,566
Deutsche Wohnen SE	15,161	808,912
E.ON SE	5,523,441	61,162,398
Evonik Industries AG	183,535	5,998,758
Fresenius Medical Care AG & Co. KGaA	860,621	71,764,938
Fresenius SE & Co. KGaA	17,213	795,960
GEA Group AG	6,804	243,360
Hannover Rueck SE	2,483	395,682
HeidelbergCement AG	6,127	456,189
HelloFresh SE(1)	6,554	506,966
Henkel AG & Co. KGaA	4,279	412,327

HOCHTIEF AG	1,241	120,764
Infineon Technologies AG	57,918	2,211,808
KION Group AG	2,881	249,846
Knorr-Bremse AG	3,148	430,027
LANXESS AG	3,481	264,732
LEG Immobilien AG	3,168	491,499
Merck KGaA	5,732	983,121
MTU Aero Engines AG	2,281	594,587
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,712	1,697,185
Nemetschek SE	308,796	22,949,215
Puma SE(1)	4,256	478,914
Rational AG	36,228	33,668,776
RWE AG	26,325	1,113,739
SAP SE	46,312	5,998,274
Scout24 AG(2)	4,748	387,977
Siemens AG	151,461	21,817,423
Siemens Energy AG(1)	17,725	649,612
Siemens Healthineers AG(2)	12,025	618,822
Symrise AG - Class A	5,706	758,575
TeamViewer AG(1)(2)	6,511	349,754
Telefonica Deutschland Holding AG	42,020	115,735
Uniper SE	8,201	284,163
United Internet AG - Class REG	4,307	181,304
Volkswagen AG	11,175	2,330,026
Vonovia SE	21,172	1,546,278
Zalando SE(1)(2)	857,743	95,408,012

Total Germany		940,360,446

Hong Kong – 3.84%
AIA Group Ltd.	11,580,284	141,118,757
ASM Pacific Technology Ltd.	12,400	163,763
Bank of East Asia Ltd.	53,600	114,665
BOC Hong Kong Holdings Ltd.	152,500	462,262
Budweiser Brewing Co. APAC Ltd.(2)	76,400	252,375
China Mobile Ltd.	9,470,000	53,983,296
China Resources Power Holdings Co. Ltd.	8,130,000	8,751,638
CK Asset Holdings Ltd.	103,500	529,599
CK Hutchison Holdings Ltd.	18,996,000	132,626,933
CK Infrastructure Holdings Ltd.	25,500	136,945
CLP Holdings Ltd.	67,500	624,148
ESR Cayman Ltd.(1)(2)	74,600	267,788
Galaxy Entertainment Group Ltd.	1,793,000	13,957,683
Hang Lung Properties Ltd.	85,000	223,997
Hang Seng Bank Ltd.	31,400	541,903
Henderson Land Development Co. Ltd.	60,758	236,024
HK Electric Investments & HK Electric Investments Ltd.	102,000	100,388
HKT Trust & HKT Ltd. - Class Miscella	152,000	197,133
Hong Kong & China Gas Co. Ltd.	441,000	659,784
Hong Kong Exchanges & Clearing Ltd.	53,399	2,929,027
Hongkong Land Holdings Ltd.	46,700	192,879
Jardine Matheson Holdings Ltd.	62,600	3,501,727
Jardine Strategic Holdings Ltd.	994,000	24,707,763
Link Real Estate Investment Trust	83,500	758,328
Melco Resorts & Entertainment Ltd. - ADR	9,519	176,578
MTR Corp. Ltd.	63,500	355,133
New World Development Co. Ltd.	62,853	292,418
PCCW Ltd.	164,000	98,761
Power Assets Holdings Ltd.	57,000	308,691
Sino Land Co. Ltd.	128,490	167,206
SJM Holdings Ltd.	87,000	97,543
Sun Hung Kai Properties Ltd.	53,500	684,211
Swire Pacific Ltd. - Class A	19,000	104,660
Swire Properties Ltd.	46,600	135,486
Techtronic Industries Co. Ltd.	3,365,000	48,097,377
WH Group Ltd.(2)	90,089,500	75,544,748
Wharf Real Estate Investment Co. Ltd.	68,000	353,403
Xinyi Glass Holdings Ltd.	74,000	206,981

Total Hong Kong		513,662,001

India – 1.83%
Asian Paints Ltd.	1,748,221	66,125,053
HDFC Bank Ltd. - ADR(1)	1,141,490	82,484,067
Housing Development Finance Corp. Ltd.	1,488,950	51,989,402
ICICI Lombard General Insurance Co. Ltd.(1)(2)	875,608	18,286,312
MakeMyTrip Ltd.(1)	410,600	12,125,018
United Spirits Ltd.(1)	1,830,799	14,496,740

Total India		245,506,592

Ireland – 1.67%
Accenture Plc - Class A	296,759	77,516,418
CRH Plc	32,072	1,363,913
DCC Plc	4,052	286,729
Experian Plc	1,840,449	69,916,163
Flutter Entertainment Plc(1)	7,012	1,425,787
ICON Plc(1)	147,333	28,726,988
James Hardie Industries Plc(1)	19,535	578,960
Kerry Group Plc - Class A	7,052	1,024,257
Kingspan Group Plc(1)	611,513	42,822,437
Smurfit Kappa Group Plc	9,957	465,422

Total Ireland		224,127,074

Isle of Man – 0.00%(3)
Entain Plc(1)	25,881	401,435

Total Isle of Man		401,435

Israel – 0.03%
Azrieli Group Ltd.	1,868	118,725
Bank Hapoalim BM(1)	45,831	314,778
Bank Leumi Le-Israel BM	60,380	356,409
Check Point Software Technologies Ltd.(1)	4,750	631,322
CyberArk Software Ltd.(1)	1,739	281,005
Elbit Systems Ltd.	1,044	137,624
ICL Group Ltd.	27,770	141,758
Israel Discount Bank Ltd. - Class A	48,142	185,879
Mizrahi Tefahot Bank Ltd.	5,583	129,512
Nice Ltd.(1)	2,782	787,077
Teva Pharmaceutical Industries Ltd. - ADR(1)	44,653	430,901
Wix.com Ltd.(1)	2,444	610,902

Total Israel		4,125,892

Italy – 2.20%
Amplifon SpA(1)	5,522	229,528
Assicurazioni Generali SpA	45,250	792,255
Atlantia SpA(1)	21,974	396,806
Davide Campari-Milano NV	26,356	302,101
DiaSorin SpA	1,117	233,219
Enel SpA	11,367,080	115,657,032
ENI SpA	11,330,445	118,286,575
Ferrari NV	191,751	44,475,019
FinecoBank Banca Fineco SpA(1)	26,113	430,656
Infrastrutture Wireless Italiane SpA(2)	14,905	180,686
Intesa Sanpaolo SpA(1)	674,284	1,593,818
Mediobanca Banca di Credito Finanziario SpA(1)	24,760	229,199
Moncler SpA(1)	8,523	523,999
Nexi SpA(1)(2)	19,077	379,615
Poste Italiane SpA(2)	22,308	228,183
Prysmian SpA	10,703	380,948
Recordati Industria Chimica e Farmaceutica SpA	4,799	266,867
Snam SpA	81,114	458,099
Telecom Italia SpA	351,101	162,964
Telecom Italia SpA Savings Share	237,549	123,779
Terna Rete Elettrica Nazionale SpA	57,948	445,283
UniCredit SpA(1)	950,406	8,904,733

Total Italy		294,681,364

Japan – 19.03%
ABC-Mart, Inc.	1,300	72,283
Acom Co. Ltd.	18,100	77,283
Advantest Corp.	8,900	666,626
Aeon Co. Ltd.	29,000	951,384
Aeon Mall Co. Ltd.	4,500	74,321
AGC, Inc.	8,000	279,752
Air Water, Inc.	7,100	126,332
Aisin Seiki Co. Ltd.	6,500	194,930
Ajinomoto Co., Inc.	20,065	454,668
Alfresa Holdings Corp.	7,500	137,470
Amada Co. Ltd.	13,800	151,858
ANA Holdings, Inc.(1)	5,900	130,364
Asahi Group Holdings Ltd.	18,700	770,108
Asahi Intecc Co. Ltd.	8,700	317,770
Asahi Kasei Corp.	51,700	529,932
Astellas Pharma, Inc.	4,262,000	65,991,785
Azbil Corp.	5,500	300,862
Bandai Namco Holdings, Inc.	8,900	770,747
Bank of Kyoto Ltd.	2,400	125,132
Bridgestone Corp.	22,000	721,509
Brother Industries Ltd.	8,700	179,598
Calbee, Inc.	3,700	111,535
Canon, Inc.	40,300	780,713
Capcom Co. Ltd.	3,900	252,925
Casio Computer Co. Ltd.	7,800	142,744
Central Japan Railway Co.	5,800	820,140
Chiba Bank Ltd.	21,700	119,746
Chubu Electric Power Co., Inc.	26,500	319,801
Chugai Pharmaceutical Co. Ltd.	29,800	1,589,983
Chugoku Electric Power Co., Inc.	12,200	143,173
Coca-Cola Bottlers Japan Holdings, Inc.	5,000	78,101
Concordia Financial Group Ltd.	41,500	146,394
Cosmos Pharmaceutical Corp.	900	145,330
CyberAgent, Inc.	4,600	317,329
Dai Nippon Printing Co. Ltd.	9,800	176,279
Daifuku Co. Ltd.	4,500	556,855
Dai-ichi Life Holdings, Inc.	43,400	653,838
Daiichi Sankyo Co. Ltd.	73,100	2,505,151
Daikin Industries Ltd.	11,000	2,447,139
Daito Trust Construction Co. Ltd.	2,700	252,327
Daiwa House Industry Co. Ltd.	2,305,100	68,536,873
Daiwa House REIT Investment Corp.	76	188,014
Daiwa Securities Group, Inc.	58,700	267,369
Denso Corp.	1,199,200	71,377,322
Dentsu Group, Inc.	8,700	258,928

Disco Corp.	1,400	471,846
East Japan Railway Co.	724,500	48,335,302
Eisai Co. Ltd.	11,300	808,099
ENEOS Holdings, Inc.	126,350	453,812
FANUC Corp.	8,500	2,098,217
Fast Retailing Co. Ltd.	2,600	2,331,368
Fuji Electric Co. Ltd.	5,100	184,090
FUJIFILM Holdings Corp.	1,635,300	86,265,384
Fujitsu Ltd.	8,100	1,170,737
Fukuoka Financial Group, Inc.	359,200	6,402,720
GLP J-REIT	167	263,528
GMO Payment Gateway, Inc.	1,900	255,328
Hakuhodo DY Holdings, Inc.	9,400	129,164
Hamamatsu Photonics KK	6,200	354,726
Hankyu Hanshin Holdings, Inc.	9,410	312,996
Harmonic Drive Systems, Inc.	1,700	152,127
Hikari Tsushin, Inc.	900	211,171
Hino Motors Ltd.	12,800	109,271
Hirose Electric Co. Ltd.	1,315	199,579
Hisamitsu Pharmaceutical Co., Inc.	1,900	112,938
Hitachi Construction Machinery Co. Ltd.	4,100	116,577
Hitachi Ltd.	40,400	1,594,560
Hitachi Metals Ltd.	2,221,900	33,781,636
Honda Motor Co. Ltd.	4,100,599	115,703,727
Hoshizaki Corp.	2,300	211,196
Hoya Corp.	16,700	2,312,863
Hulic Co. Ltd.	13,000	143,002
Ibiden Co. Ltd.	4,700	219,712
Idemitsu Kosan Co. Ltd.	7,565	166,558
Iida Group Holdings Co. Ltd.	766,100	15,489,156
Inpex Corp.	1,954,000	10,536,574
Isuzu Motors Ltd.	1,942,200	18,489,039
Ito En Ltd.	2,200	139,309
ITOCHU Corp.	57,000	1,639,327
Itochu Techno-Solutions Corp.	4,000	142,832
Japan Airlines Co. Ltd.(1)	5,700	109,921
Japan Airport Terminal Co. Ltd.	2,200	133,511
Japan Exchange Group, Inc.	22,600	577,471
Japan Post Bank Co. Ltd.	17,100	140,556
Japan Post Holdings Co. Ltd.	65,000	506,294
Japan Post Insurance Co. Ltd.	8,800	180,436
Japan Real Estate Investment Corp.	53	306,252
Japan Retail Fund Investment Corp.	105	191,095
Japan Tobacco, Inc.	2,563,400	52,260,458
JFE Holdings, Inc.	20,700	198,747
JSR Corp.	8,200	228,637
Kajima Corp.	18,000	241,470
Kakaku.com, Inc.	980,500	26,839,573
Kansai Electric Power Co., Inc.	29,000	274,284
Kansai Paint Co. Ltd.	7,500	231,190
Kao Corp.	338,200	26,128,051
KDDI Corp.	65,700	1,948,022
Keihan Holdings Co. Ltd.	4,000	191,773
Keikyu Corp.	9,400	161,263
Keio Corp.	4,500	349,133
Keisei Electric Railway Co. Ltd.	5,500	186,175
Keyence Corp.	211,908	119,201,860
Kikkoman Corp.	6,200	431,501
Kintetsu Group Holdings Co. Ltd.	7,300	319,925
Kirin Holdings Co. Ltd.	35,800	845,345
Kobayashi Pharmaceutical Co. Ltd.	2,200	268,898
Kobe Bussan Co. Ltd.	5,600	172,060
Koei Tecmo Holdings Co. Ltd.	2,000	122,097
Koito Manufacturing Co. Ltd.	4,300	292,640
Komatsu Ltd.	1,404,400	38,759,035
Konami Holdings Corp.	4,300	241,945
Kose Corp.	1,500	256,320
Kubota Corp.	41,900	915,416
Kuraray Co. Ltd.	12,900	137,348
Kurita Water Industries Ltd.	3,900	149,076
Kyocera Corp.	1,444,900	88,685,675
Kyowa Kirin Co. Ltd.	11,700	319,504
Kyushu Electric Power Co., Inc.	15,800	136,304
Kyushu Railway Co.	5,800	125,123
Lasertec Corp.	3,300	387,331
Lawson, Inc.	2,000	93,072
Lion Corp.	10,300	249,515
Lixil Corp.	11,000	238,553
M3, Inc.	19,600	1,851,560
Makita Corp.	9,700	486,524
Marubeni Corp.	68,000	453,044
Marui Group Co. Ltd.	7,800	137,358
Mazda Motor Corp.	24,500	164,001
McDonald’s Holdings Co. Japan Ltd.	3,050	147,807
Medipal Holdings Corp.	7,340	138,031
MEIJI Holdings Co. Ltd.	4,600	323,747
Mercari, Inc.(1)	3,900	172,882

Minebea Mitsumi, Inc.	15,400	306,380
MISUMI Group, Inc.	12,100	397,211
Mitsubishi Chemical Holdings Corp.	52,750	319,578
Mitsubishi Corp.	54,700	1,348,456
Mitsubishi Electric Corp.	6,052,100	91,469,330
Mitsubishi Estate Co. Ltd.	47,700	766,674
Mitsubishi Gas Chemical Co., Inc.	6,300	144,871
Mitsubishi Heavy Industries Ltd.	13,240	405,489
Mitsubishi UFJ Financial Group, Inc.	497,000	2,200,527
Mitsubishi UFJ Lease & Finance Co. Ltd.	18,300	87,875
Mitsui & Co. Ltd.	805,900	14,775,608
Mitsui Chemicals, Inc.	7,700	226,190
Mitsui Fudosan Co. Ltd.	37,000	774,764
Miura Co. Ltd.	4,000	223,313
Mizuho Financial Group, Inc.	98,590	1,251,323
Monotaro Co. Ltd.	5,600	284,418
MS&AD Insurance Group Holdings, Inc.	173,240	5,270,835
Murata Manufacturing Co. Ltd.	1,645,800	148,993,526
Nabtesco Corp.	5,200	228,242
Nagoya Railroad Co. Ltd.	7,900	208,448
NEC Corp.	11,500	617,661
Nexon Co. Ltd.	21,400	660,295
NGK Insulators Ltd.	10,100	156,063
NGK Spark Plug Co. Ltd.	6,000	102,462
NH Foods Ltd.	3,400	149,751
Nidec Corp.	528,300	66,834,159
Nihon M&A Center, Inc.	6,700	448,051
Nintendo Co. Ltd.	5,000	3,209,707
Nippon Building Fund, Inc.	61	353,782
Nippon Express Co. Ltd.	2,800	188,347
Nippon Paint Holdings Co. Ltd.	6,500	714,236
Nippon Prologis Real Estate Investment Trust, Inc.	88	274,917
Nippon Sanso Holdings Corp.	6,100	113,469
Nippon Shinyaku Co. Ltd.	1,900	124,716
Nippon Steel Corp.(1)	33,300	429,476
Nippon Telegraph & Telephone Corp.	3,233,100	82,958,123
Nippon Yusen KK	6,100	142,318
Nissan Chemical Corp.	5,500	344,875
Nissan Motor Co. Ltd.	95,600	518,191
Nisshin Seifun Group, Inc.	8,000	127,438
Nissin Foods Holdings Co. Ltd.	2,900	248,575
Nitori Holdings Co. Ltd.	3,600	752,765
Nitto Denko Corp.	6,500	582,270
Nomura Holdings, Inc.	126,300	667,757
Nomura Real Estate Holdings, Inc.	5,100	113,085
Nomura Real Estate Master Fund, Inc.	177	253,295
Nomura Research Institute Ltd.	14,114	504,908
NSK Ltd.	14,000	121,836
NTT Data Corp.	27,000	369,584
Obayashi Corp.	26,400	227,953
Obic Co. Ltd.	3,100	623,031
Odakyu Electric Railway Co. Ltd.	12,400	389,462
Oji Holdings Corp.	33,600	191,288
Olympus Corp.	2,670,300	58,463,270
Omron Corp.	7,900	705,243
Ono Pharmaceutical Co. Ltd.	16,400	494,211
Oracle Corp.	1,600	208,567
Oriental Land Co. Ltd.	8,900	1,470,559
ORIX Corp.	53,000	815,358
Orix JREIT, Inc.	107	177,013
Osaka Gas Co. Ltd.	15,400	315,663
Otsuka Corp.	4,700	247,911
Otsuka Holdings Co. Ltd.	15,800	676,973
Pan Pacific International Holdings Corp.	18,300	422,798
Panasonic Corp.	12,343,100	143,886,370
PeptiDream, Inc.(1)	4,000	203,468
Persol Holdings Co. Ltd.	7,200	130,080
Pigeon Corp.	546,600	22,559,676
Pola Orbis Holdings, Inc.	3,700	75,134
Rakuten, Inc.	38,600	371,441
Recruit Holdings Co. Ltd.	60,100	2,524,378
Renesas Electronics Corp.(1)	34,300	359,018
Resona Holdings, Inc.	2,430,900	8,510,018
Ricoh Co. Ltd.	26,900	176,891
Rinnai Corp.	1,500	174,363
Rohm Co. Ltd.	585,300	56,739,434
Ryohin Keikaku Co. Ltd.	10,600	216,924
Santen Pharmaceutical Co. Ltd.	15,200	246,867
SBI Holdings, Inc.	9,925	236,107
SCSK Corp.	2,400	137,245
Secom Co. Ltd.	9,100	839,491
Sega Sammy Holdings, Inc.	7,000	110,501
Seibu Holdings, Inc.	9,100	89,266
Seiko Epson Corp.	11,500	170,891
Sekisui Chemical Co. Ltd.	14,500	274,939
Sekisui House Ltd.	24,700	503,183
Seven & i Holdings Co. Ltd.	30,400	1,076,482

SG Holdings Co. Ltd.	14,600	398,088
Sharp Corp.	8,605	130,749
Shimadzu Corp.	9,800	380,926
Shimamura Co. Ltd.	1,000	105,075
Shimano, Inc.	186,800	43,725,931
Shimizu Corp.	21,800	158,689
Shin-Etsu Chemical Co. Ltd.	15,695	2,754,721
Shinsei Bank Ltd.	6,900	85,242
Shionogi & Co. Ltd.	10,700	584,986
Shiseido Co. Ltd.	702,800	48,650,809
Shizuoka Bank Ltd.	16,700	122,583
SMC Corp.	93,100	56,859,671
SoftBank Corp.	117,200	1,471,094
SoftBank Group Corp.	556,400	43,196,160
Sohgo Security Services Co. Ltd.	3,300	171,188
Sompo Holdings, Inc.	13,600	551,383
Sony Corp.	1,520,900	153,258,185
Square Enix Holdings Co. Ltd.	4,200	254,649
Stanley Electric Co. Ltd.	5,200	167,749
Subaru Corp.	25,180	503,825
Sugi Holdings Co. Ltd.	242,600	16,205,430
Sumco Corp.	10,600	232,758
Sumitomo Chemical Co. Ltd.	63,100	254,342
Sumitomo Corp.	48,900	648,069
Sumitomo Dainippon Pharma Co. Ltd.	7,900	116,758
Sumitomo Electric Industries Ltd.	4,270,800	56,591,507
Sumitomo Metal Mining Co. Ltd.	9,500	422,570
Sumitomo Mitsui Financial Group, Inc.	2,597,800	80,527,004
Sumitomo Mitsui Trust Holdings, Inc.	1,704,000	52,576,454
Sumitomo Realty & Development Co. Ltd.	12,700	392,085
Sundrug Co. Ltd.	3,300	131,891
Suntory Beverage & Food Ltd.	5,810	205,787
Suzuken Co. Ltd.	2,755	99,659
Suzuki Motor Corp.	829,700	38,461,182
Sysmex Corp.	547,900	65,926,955
T&D Holdings, Inc.	688,700	8,146,531
Taiheiyo Cement Corp.	4,900	122,741
Taisei Corp.	7,800	269,089
Taisho Pharmaceutical Holdings Co. Ltd.	1,360	91,707
Takeda Pharmaceutical Co. Ltd.	2,601,900	94,161,132
TDK Corp.	5,700	860,036
Teijin Ltd.	7,000	131,727
Terumo Corp.	28,600	1,196,803
THK Co. Ltd.	5,300	171,406
TIS, Inc.	10,000	204,995
Tobu Railway Co. Ltd.	8,130	242,406
Toho Co. Ltd.	5,100	215,111
Toho Gas Co. Ltd.	3,300	218,627
Tohoku Electric Power Co., Inc.	16,600	137,003
Tokio Marine Holdings, Inc.	1,508,800	77,735,721
Tokyo Century Corp.	1,700	134,910
Tokyo Electric Power Co. Holdings, Inc.(1)	57,400	151,616
Tokyo Electron Ltd.	6,600	2,465,515
Tokyo Gas Co. Ltd.	15,500	358,750
Tokyu Corp.	20,200	250,983
Tokyu Fudosan Holdings Corp.	25,800	137,814
Toppan Printing Co. Ltd.	10,300	145,452
Toray Industries, Inc.	56,900	337,497
Toshiba Corp.	17,200	481,745
Tosoh Corp.	10,500	164,054
TOTO Ltd.	6,000	361,131
Toyo Suisan Kaisha Ltd.	3,750	182,501
Toyoda Gosei Co. Ltd.	2,900	84,141
Toyota Industries Corp.	6,000	476,707
Toyota Motor Corp.	86,494	6,674,753
Toyota Tsusho Corp.	8,535	345,382
Trend Micro, Inc.	5,900	339,682
Tsuruha Holdings, Inc.	1,700	241,746
Unicharm Corp.	17,900	848,925
United Urban Investment Corp.	123	152,276
USS Co. Ltd.	9,000	181,988
Welcia Holdings Co. Ltd.	4,000	150,890
West Japan Railway Co.	6,700	350,813
Yakult Honsha Co. Ltd.	5,700	287,462
Yamada Holdings Co. Ltd.	31,640	168,104
Yamaha Corp.	5,800	341,761
Yamaha Motor Co. Ltd.	11,700	238,809
Yamato Holdings Co. Ltd.	13,700	349,798
Yamazaki Baking Co. Ltd.	6,700	111,900
Yaskawa Electric Corp.	10,600	528,467
Yokogawa Electric Corp.	9,200	183,496
Z Holdings Corp.	117,700	712,230
ZOZO, Inc.	4,400	108,391

Total Japan		2,549,214,518

Jordan – 0.00%(3)
Hikma Pharmaceuticals Plc	7,504	257,917

Total Jordan		257,917

Luxembourg – 0.23%
ArcelorMittal SA(1)	1,273,608	29,127,356
Aroundtown SA	42,317	315,513
Eurofins Scientific SE(1)	5,830	491,737
SES SA - Class A	14,911	139,942
Tenaris SA	20,002	162,091

Total Luxembourg		30,236,639

Macau – 0.00%(3)
Sands China Ltd.	100,000	436,740
Wynn Macau Ltd.(1)	60,000	100,948

Total Macau		537,688

Mexico – 0.11%
Fresnillo Plc	8,170	126,191
Wal-Mart de Mexico SAB de CV	4,986,885	14,008,737

Total Mexico		14,134,928

Netherlands – 4.11%
ABN AMRO Bank NV(1)(2)	17,073	167,296
Adyen NV(1)(2)	21,885	50,850,711
Aegon NV	72,260	288,236
Akzo Nobel NV	8,677	931,342
Altice Europe NV(1)	28,587	185,149
Argenx SE(1)	1,981	583,763
ASML Holding NV	189,850	91,921,044
ASML Holding NV - Class REG	154,760	75,479,547
EXOR NV	4,377	355,531
Heineken Holding NV	4,650	436,320
Heineken NV	10,979	1,222,068
ING Groep NV(1)	13,994,991	130,123,255
JDE Peet’s NV(1)	3,324	150,778
Just Eat Takeaway(1)(2)	5,487	618,676
Koninklijke Ahold Delhaize NV	44,986	1,269,115
Koninklijke DSM NV	7,644	1,314,548
Koninklijke KPN NV	2,280,963	6,932,517
Koninklijke Philips NV(1)	40,406	2,176,572
Koninklijke Vopak NV	2,838	148,879
NN Group NV	11,634	502,941
PostNL NV(1)	13,601,457	46,363,756
Prosus NV(1)	266,222	28,746,304
QIAGEN NV(1)	10,237	530,881
Randstad NV(1)	4,975	322,045
Royal Dutch Shell Plc - Class A	167,486	2,937,101
Royal Dutch Shell Plc - Class A	1,216,237	21,409,398
Royal Dutch Shell Plc - Class B	4,928,259	83,527,632
Wolters Kluwer NV	12,108	1,020,408

Total Netherlands		550,515,813

New Zealand – 0.45%
a2 Milk Co. Ltd.(1)	31,923	277,650
Auckland International Airport Ltd.(1)	51,977	284,242
Fisher & Paykel Healthcare Corp. Ltd.	25,596	607,873
Mercury NZ Ltd.	26,345	123,984
Meridian Energy Ltd.	53,095	284,356
Ryman Healthcare Ltd.	16,703	183,249
Spark New Zealand Ltd.	74,146	251,148
Xero Ltd.(1)	506,873	57,529,678

Total New Zealand		59,542,180

Norway – 0.03%
Adevinta ASA - Class B(1)	10,408	174,959
DNB ASA	38,168	747,925
Equinor ASA	39,446	665,710
Gjensidige Forsikring ASA	8,072	180,162
Mowi ASA	17,741	396,106
Norsk Hydro ASA	55,433	257,990
Orkla ASA	34,046	345,650
Schibsted ASA - Class A(1)	3,353	142,904
Schibsted ASA - Class B(1)	4,503	167,154
Telenor ASA	28,242	479,401
Yara International ASA	7,229	299,899

Total Norway		3,857,860

Peru – 0.46%
Credicorp Ltd.	376,800	61,802,736

Total Peru		61,802,736

Portugal – 0.23%
EDP - Energias de Portugal SA	112,094	703,559
Galp Energia SGPS SA	20,416	216,336
Jeronimo Martins SGPS SA	1,791,730	30,118,482

Total Portugal		31,038,377

Singapore – 1.89%
Ascendas Real Estate Investment Trust	146,676	331,115
CapitaLand Integrated Commercial Trust	194,549	318,171
CapitaLand Ltd.	106,500	264,255
City Developments Ltd.	19,300	116,343
DBS Group Holdings Ltd.	1,147,775	21,751,175
Genting Singapore Ltd.	261,600	168,481
Keppel Corp. Ltd.	58,800	239,456
Mapletree Commercial Trust	89,900	144,916
Mapletree Logistics Trust	124,419	189,362
Oversea-Chinese Banking Corp. Ltd.	133,500	1,017,336

Singapore Airlines Ltd.(1)	57,500	186,572
Singapore Exchange Ltd.	33,100	232,494
Singapore Technologies Engineering Ltd.	70,800	204,901
Singapore Telecommunications Ltd.	46,387,500	80,999,153
Suntec Real Estate Investment Trust	84,700	95,526
United Overseas Bank Ltd.	7,032,106	119,858,144
UOL Group Ltd.	20,600	120,120
Venture Corp. Ltd.	12,600	185,268
Wilmar International Ltd.	7,393,000	26,029,480

Total Singapore		252,452,268

South Africa – 0.39%
Naspers Ltd. - Class N	257,416	52,712,284

Total South Africa		52,712,284

South Korea – 2.19%
NAVER Corp.(1)	103,540	27,911,202
POSCO	161,370	40,323,057
Samsung Electronics Co. Ltd.	1,815,900	135,603,277
Samsung SDI Co. Ltd.	136,771	79,265,333
Shinhan Financial Group Ltd.	324,030	9,614,965

Total South Korea		292,717,834

Spain – 1.83%
ACS Actividades de Construccion y Servicios SA	11,091	368,478
Aena SME SA(2)	2,994	520,505
Amadeus IT Group SA	755,817	55,792,342
Banco Bilbao Vizcaya Argentaria SA	272,484	1,350,596
Banco Santander SA(1)	25,405,829	79,223,976
Bankia SA	7,552,230	13,444,032
CaixaBank SA	147,773	379,818
Cellnex Telecom SA(2)	14,031	842,603
Enagas SA	8,839	194,456
Endesa SA	13,078	358,715
Ferrovial SA	21,150	584,808
Grifols SA	13,229	386,240
Iberdrola SA	246,269	3,538,958
Industria de Diseno Textil SA	1,406,976	44,657,188
Naturgy Energy Group SA	1,784,785	41,503,604
Red Electrica Corp. SA	17,823	365,925
Repsol SA	59,079	595,169
Siemens Gamesa Renewable Energy SA	10,573	429,331
Telefonica SA(1)	10,753	42,771
Telefonica SA	197,458	785,415

Total Spain		245,364,930

Sweden – 2.94%
Alfa Laval AB(1)	13,325	367,990
Assa Abloy AB - Class B	44,527	1,100,352
Atlas Copco AB - Class A	2,135,473	109,755,641
Atlas Copco AB - Class B	17,306	776,823
Boliden AB	11,117	394,402
Electrolux AB	10,352	240,859
Epiroc AB - Class A	1,866,073	33,915,380
Epiroc AB - Class B	17,296	291,986
EQT AB	10,566	268,204
Essity AB - Class B	27,051	871,561
Evolution Gaming Group AB(2)	6,943	698,011
Fastighets AB Balder - Class B(1)	4,491	234,495
Hennes & Mauritz AB - Class B(1)	35,630	747,947
Hexagon AB - Class B	12,482	1,144,375
Husqvarna AB - Class B	18,539	240,598
ICA Gruppen AB	4,059	203,034
Industrivarden AB - Class A(1)	4,462	148,661
Industrivarden AB - Class C(1)	7,082	228,906
Investment AB Latour - Class B	6,795	164,593
Investor AB - Class B	474,884	34,563,644
Kinnevik AB - Class B(1)	10,729	538,989
L E Lundbergforetagen AB - Class B(1)	3,265	175,163
Lundin Energy AB	7,501	203,297
Nibe Industrier AB - Class B	1,696,262	55,626,877
Sandvik AB(1)	50,070	1,234,905
Securitas AB - Class B	13,097	211,302
Skandinaviska Enskilda Banken AB - Class A	65,561	675,114
Skanska AB - Class B	13,730	349,896
SKF AB - Class B	15,674	407,826
Spotify Technology SA(1)	178,402	56,135,973
Svenska Cellulosa AB SCA - Class B(1)	26,629	465,585
Svenska Handelsbanken AB - Class A(1)	64,159	646,725
Swedbank AB	36,441	639,189
Swedish Match AB	7,264	565,290
Tele2 AB - Class B	20,156	266,623
Telefonaktiebolaget LM Ericsson - Class B	1,122,434	13,351,866
Telia Co. AB	18,109,411	74,789,231
Volvo AB - Class B(1)	63,156	1,495,099

Total Sweden		394,136,412

Switzerland – 6.48%
ABB Ltd.	3,011,550	84,471,600
Adecco Group AG	1,131,892	75,387,812
Alcon, Inc.(1)	843,292	55,991,338
Baloise Holding AG	1,904	338,288

Banque Cantonale Vaudoise	1,216	132,360
Barry Callebaut AG	128	305,041
Chocoladefabriken Lindt & Spruengli AG	46	448,373
Chocoladefabriken Lindt & Spruengli AG - REG	5	502,204
Cie Financiere Richemont SA	513,852	46,422,431
Clariant AG	8,436	178,978
Coca-Cola HBC AG	8,083	261,752
Credit Suisse Group AG	959,300	12,385,406
EMS-Chemie Holding AG	371	356,888
Geberit AG	1,643	1,028,471
Givaudan SA	410	1,734,637
Glencore Plc(1)	443,206	1,407,531
Julius Baer Group Ltd.	9,033	520,405
Kuehne & Nagel International AG	2,395	543,470
LafargeHolcim Ltd.(1)	21,131	1,159,834
Logitech International SA	7,163	695,492
Lonza Group AG	91,718	59,081,691
Nestle SA	602,232	71,190,636
Novartis AG	2,116,466	199,282,107
Partners Group Holding AG	829	974,110
Roche Holding AG	380,918	132,673,193
Schindler Holding AG	892	241,102
Schindler Holding AG Participation Certificate	1,808	488,952
SGS SA	256	771,679
Sika AG	227,338	61,970,802
Sonova Holding AG(1)	2,461	640,090
STMicroelectronics NV	28,269	1,045,833
Straumann Holding AG	461	540,025
Swatch Group AG - BR	1,172	318,600
Swatch Group AG - REG	2,005	105,808
Swiss Life Holding AG	1,228	572,826
Swiss Prime Site AG	3,118	305,663
Swiss Re AG	11,933	1,124,246
Swisscom AG	1,056	568,695
Temenos AG	2,912	405,728
UBS Group AG	2,153,462	30,320,397
Vifor Pharma AG	2,059	323,619
Zurich Insurance Group AG	48,988	20,644,586

Total Switzerland		867,862,699

Taiwan – 3.87%
Catcher Technology Co. Ltd.	2,383,000	17,522,225
Hon Hai Precision Industry Co. Ltd.	6,340,400	20,789,824
Taiwan Semiconductor Manufacturing Co. Ltd.	5,668,860	107,240,504
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,414,679	372,336,598

Total Taiwan		517,889,151

Thailand – 0.09%
Thai Beverage PCL	21,856,500	12,167,353

Total Thailand		12,167,353

United Kingdom – 13.11%
3i Group Plc	40,111	634,433
Admiral Group Plc	7,658	302,812
Anglo American Plc	50,040	1,652,432
Ashtead Group Plc	19,927	938,581
ASOS Plc(1)	367,327	23,938,392
Associated British Foods Plc(1)	14,669	452,901
AstraZeneca Plc	848,342	84,590,955
Auto Trader Group Plc(2)	5,984,739	48,714,203
AVEVA Group Plc	5,271	230,124
Aviva Plc	3,250,858	14,459,924
BAE Systems Plc	129,805	865,640
Barclays Plc(1)	7,882,650	15,813,335
Barratt Developments Plc(1)	41,743	381,619
Berkeley Group Holdings Plc	5,148	333,012
BP Plc	33,625,180	116,031,841
British American Tobacco Plc	93,207	3,461,416
British Land Co. Plc	35,533	237,983
BT Group Plc - Class A(1)	362,880	654,076
Bunzl Plc	14,941	498,849
Burberry Group Plc(1)	944,241	23,058,460
CNH Industrial NV(1)	45,384	570,496
Coca-Cola European Partners Plc	8,451	421,113
Compass Group Plc	79,115	1,475,602
Croda International Plc	6,188	556,486
Diageo Plc	103,668	4,102,014
Direct Line Insurance Group Plc	54,508	238,402
Evraz Plc	20,581	131,532
Ferguson Plc	9,974	1,211,845
Fiat Chrysler Automobiles NV	46,672	843,180
GlaxoSmithKline Plc	4,343,311	79,473,745
Halma Plc	16,928	566,923
Hargreaves Lansdown Plc	2,191,535	45,632,310
HomeServe Plc	1,461,410	20,462,597
HSBC Holdings Plc(1)	5,850,293	30,218,169
Imperial Brands Plc	38,187	800,956
Informa Plc(1)	62,017	463,724
InterContinental Hotels Group Plc(1)	7,653	496,030
Intertek Group Plc	431,416	33,322,681

J Sainsbury Plc	13,112,807	40,304,937
JD Sports Fashion Plc(1)	20,102	236,163
John Wood Group Plc(1)	12,484,465	52,663,694
Johnson Matthey Plc	678,743	22,487,191
Kingfisher Plc(1)	20,182,243	74,576,257
Land Securities Group Plc	28,412	262,414
Legal & General Group Plc	245,463	894,569
Lloyds Banking Group Plc(1)	292,057,135	145,607,325
London Stock Exchange Group Plc	14,028	1,731,568
M&G Plc	104,937	283,243
Melrose Industries Plc(1)	204,224	497,570
Mondi Plc	20,002	468,684
National Grid Plc	143,442	1,695,115
Natwest Group Plc(1)	8,937,917	20,431,948
Next Plc(1)	5,711	550,690
Ocado Group Plc(1)	20,671	646,384
Pearson Plc	30,385	278,881
Persimmon Plc	13,155	496,506
Phoenix Group Holdings Plc	22,180	212,551
Prudential Plc	106,280	1,954,273
Reckitt Benckiser Group Plc	30,550	2,726,716
RELX Plc	85,674	2,096,221
Rentokil Initial Plc(1)	82,241	573,398
Rightmove Plc(1)	6,553,688	58,228,058
Rio Tinto Plc	45,802	3,447,657
Rolls-Royce Holdings Plc(1)	354,421	536,390
RSA Insurance Group Plc	41,756	387,031
Sage Group Plc	46,860	372,079
Schroders Plc	4,903	223,557
Segro Plc	48,069	623,731
Severn Trent Plc	9,798	305,874
Smith & Nephew Plc	2,415,264	50,170,998
Smiths Group Plc	16,203	333,279
Spirax-Sarco Engineering Plc	3,265	503,998
SSE Plc	4,708,722	96,449,596
St James’s Place Plc	23,339	361,150
Standard Chartered Plc(1)	3,145,228	19,972,017
Standard Life Aberdeen Plc	90,510	346,925
Taylor Wimpey Plc(1)	149,369	337,867
TechnipFMC Plc	3,553,593	33,403,774
Tesco Plc	71,571,794	225,863,835
Trainline Plc(1)(2)	5,514,483	35,060,908
Travis Perkins Plc(1)	1,960,430	36,092,915
Unilever Plc	1,180,022	70,770,254
United Utilities Group Plc	28,077	343,409
Vodafone Group Plc	67,111,625	110,230,026
Weir Group Plc(1)	798,978	21,723,834
Whitbread Plc(1)	8,237	348,891
Wm Morrison Supermarkets Plc	96,642	233,845
WPP Plc	5,429,869	58,838,016

Total United Kingdom		1,755,425,005

United States – 2.15%
Aon Plc—Class A	169,693	35,851,040
Mettler-Toledo International, Inc.(1)	97,833	111,498,313
ResMed, Inc.	337,769	71,796,179
STERIS Plc	248,901	47,176,696
Viatris, Inc.(1)	1,146,770	21,490,470

Total United States		287,812,698

Total Common Stocks (Cost: $10,003,376,375)		12,990,631,955

PREFERRED STOCKS – 0.24%
Germany – 0.24%
Bayerische Motoren Werke AG	2,262	152,380
Fuchs Petrolub SE	2,944	166,108
Henkel AG & Co. KGaA	7,186	810,254
Porsche Automobil Holding SE	6,486	448,033
Sartorius AG	1,577	664,200
Volkswagen AG	159,326	29,775,462

Total Germany		32,016,437

Total Preferred Stocks (Cost: $24,465,504)		32,016,437

RIGHTS – 0.00%(3)
Spain – 0.00%(3)
Repsol SA, expires 01/14/2021(1)	59,079	20,259

Total Spain		20,259

Total Rights (Cost: $20,733)		20,259

SHORT-TERM INVESTMENTS – 2.55%
Money Market Funds – 2.32%
Goldman Sachs Financial Square Government Fund—Class I, 0.03%(4)	310,613,971	310,613,971

Total Money Market Funds (Cost: $310,613,971)		310,613,971

	Principal Amount		Value
Time Deposits – 0.23%
ANZ, London, -1.69% due 01/04/2021	AUD	1,469,192	1,132,674
Banco Santander, Frankfurt, 0.01% due 01/04/2021		$5,987,440	5,987,440
BNP Paribas, Paris, -4.52% due 01/04/2021	SEK	632,104	76,827
BNP Paribas, Paris, -2.94% due 01/04/2021	CHF	616,078	695,897
BNP Paribas, Paris, -2.05% due 01/04/2021	DKK	299,021	49,081
Brown Brothers Harriman, -7.00% due 01/04/2021	NOK	262,170	30,577
Brown Brothers Harriman, -2.05% due 01/04/2021	DKK	28,998	4,760
Brown Brothers Harriman, -0.31% due 01/04/2021	JPY	1,706,859	16,531
Brown Brothers Harriman, -0.20% due 01/05/2021	NZD	137,274	98,768
Brown Brothers Harriman, 0.00% due 01/04/2021	HKD	134,420	17,339
Brown Brothers Harriman, 0.01% due 01/04/2021	SGD	221,207	167,378
Citibank, London, -0.72% due 01/04/2021	EUR	749,711	915,884
Citibank, London, 0.01% due 01/04/2021	GBP	2,102,665	2,875,394
HSBC, Hong Kong, 0.00% due 01/04/2021	HKD	11,057,686	1,426,347
National Australia Bank, London, 0.01% due 01/04/2021		$9,494,386	9,494,386
Royal Bank of Canada Toronto, 0.01% due 01/04/2021		7,732,553	7,732,553
Skandinaviska Enskilda Banken AB, Stockholm, -4.52% due 01/04/2021	SEK	577,521	70,193
Societe Generale, Paris, 0.01% due 01/04/2021		$134,752	134,752
Sumitomo, Tokyo, -0.31% due 01/04/2021	JPY	47,921,143	464,105

Total Time Deposits (Cost: $31,390,886)			31,390,886

Total Short-Term Investments (Cost: $342,004,857)			342,004,857

TOTAL INVESTMENTS IN SECURITIES – 99.79% (Cost: $10,369,867,469)			13,364,673,508

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.21%			28,417,237

TOTAL NET ASSETS – 100.00%			$13,393,090,745

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)	Non-income producing security.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $446,779,235, which represents 3.34% of total net assets.

(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

COMMON STOCKS	Percentage of Net Assets
Information Technology	15.56%
Consumer Discretionary	15.51
Healthcare	14.24
Financials	13.10
Industrials	12.88
Communication Services	7.55
Consumer Staples	7.43
Energy	3.86
Materials	3.65
Utilities	2.56
Real Estate	0.66

Total Common Stocks	97.00

PREFERRED STOCKS
Consumer Discretionary	0.23
Consumer Staples	0.01
Healthcare	0.00	(1)
Materials	0.00	(1)

Total Preferred Stocks	0.24

RIGHTS
Energy	0.00	(1)

Total Rights	0.00	(1)

SHORT-TERM INVESTMENTS	2.55

TOTAL INVESTMENTS	99.79
OTHER ASSETS IN EXCESS OF LIABILITIES	0.21

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.    DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13.    EXHIBITS.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section  302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bridge Builder Trust

By:	/s/ Julius A. Drelick III
Julius A. Drelick III
Title:	Principal Executive Officer

Date:	February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julius A. Drelick III
Julius A. Drelick III
Title:	Principal Executive Officer

Date:	February 26, 2021

By:	/s/ Aaron Masek
Aaron Masek
Title:	Principal Financial Officer

Date:	February 26, 2021